March 7, 2018
Share Classes
Class R6	Institutional	Class P

Filed pursuant to Rule 497(c)
File Nos. 333-148624 and 811-22167

Allianz Multi-Strategy Funds Prospectus

AllianzGI Core Bond Fund
Class R6	AOBSX
Institutional Class	AOBIX
Class P	AOBPX
AllianzGI Core Plus Bond Fund
Class R6	ACOSX
Institutional Class	ACKIX
Class P	ACKPX
AllianzGI Preferred Securities and Income Fund
Class R6	ARISX
Institutional Class	APEIX
Class P	APUPX

As with other mutual funds, the U.S. Securities and Exchange Commission and the U.S. Commodity Futures Trading Commission have not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Allianz Multi-Strategy Funds Prospectus

The Prospectus explains what you should know about AllianzGI Core Bond Fund, AllianzGI Core Plus Bond Fund, and AllianzGI Preferred Securities and Income Fund (each, a “Fund” and together, the “Funds”) of Allianz Funds Multi-Strategy Trust (the “Trust”) before you invest. Please read it carefully.

AllianzGI Core Bond Fund

Investment Objective	The Fund seeks current income, consistent with minimal fluctuations of principal.

Fees and Expenses of the Fund	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment):

Share Class	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)
Institutional	None	None
Class R6	None	None
Class P	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Class	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Total Annual Fund Operating Expenses	Expense Reductions(2)	Total Annual Fund Operating Expenses After Expense Reductions(2)
Institutional	0.25%	None	1.04%	1.29%	(1.04)%	0.25%
Class R6	0.25%	None	0.99%	1.24%	(1.04)%	0.20%
Class P	0.25%	None	1.09%	1.34%	(1.04)%	0.30%
(1)	Other Expenses are based upon estimated amounts for the Fund’s initial fiscal year ending September 30, 2018 and include organizational expenses of 0.35%.
(2)

Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by Allianz Global Investors U.S. LLC (“AllianzGI U.S.” or the “Manager”) to irrevocably waive its management fee and/or reimburse the Fund through January 31, 2022 to the extent that Total Annual Fund Operating Expenses excluding interest, tax, and extraordinary expenses, and certain credits and other expenses, exceed 0.25% for Institutional Class shares, 0.20% for Class R6 shares and 0.30% for Class P shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit in effect at the time of such waiver/reimbursement or recoupment. The Expense Limitation Agreement is terminable by the Trust upon 90 days’ prior written notice to the Manager or at any time by mutual agreement of the parties.

Examples.  The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses excluding organizational expenses.

	Assuming you redeem your shares at the end of each period		Assuming you do not redeem your shares
Share Class	1 Year	3 Years	1 Year	3 Years
Institutional	$26	$80	$26	$80
Class R6	$20	$64	$20	$64
Class P	$36	$113	$36	$113

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance. Because the Fund commenced operations on or following the date of this Prospectus, the Fund’s portfolio turnover rate is not available.

Principal Investment Strategies	The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in bonds, notes and other debt instruments, including derivatives that provide exposure to such investments. The Fund generally invests in debt securities issued by U.S. and non-U.S. governments and their subdivisions, agencies and government-sponsored enterprises; supranational entities; public and private companies; pass-through securities guaranteed by the U.S. government, its agencies or government-sponsored enterprises; and commercial mortgage-backed securities and other asset-backed securities. The Fund’s investments in mortgage-related securities may include investments in stripped mortgage-backed securities such as interest-only (“IO”) and principal-only (“PO”) securities.

The Fund may invest up to 10% of its net assets in debt instruments that, at the time of purchase, are rated below investment grade, or if unrated, determined by the Manager to be of comparable quality (sometimes referred to as “high yield securities” or “junk bonds”). The Fund considers a debt instrument to be investment grade based on the highest rating assigned at the time of purchase by Standard and Poor’s, Moody’s, Fitch, Kroll or DBRS.

Prospectus	1

AllianzGI Core Bond Fund (continued)

The Fund may invest up to 5% of its assets in non-U.S. dollar denominated debt securities and instruments of foreign issuers, including those of foreign governments, non-governmental issuers or other entities. The Fund typically seeks to fully hedge its exposure to non-U.S. dollar currencies.

In making investments, the Fund’s portfolio managers will normally seek to maintain an average portfolio duration within one year above or below that of its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index. As of November 30, 2017, the average duration of the Bloomberg Barclays U.S. Aggregate Bond Index was six years.

The Fund may use derivatives, such as Treasury futures, options on Treasury futures, interest rate swaps, credit default swaps and credit default swap indices, total return swaps and currency futures and forwards. The Fund may use derivatives for a variety of purposes, including: as a hedge against adverse changes in the market price of securities, interest rates, or currency exchange rates; as a substitute for purchasing or selling securities; to increase the Fund’s return as a non-hedging strategy that may be considered speculative; and to manage portfolio characteristics. Derivatives transactions may have the effect of either magnifying or limiting the Fund’s gains and losses.

The Fund may purchase or sell securities on a when-issued, delayed-delivery or forward commitment basis. Such securities may include mortgage-backed securities acquired or sold in the to-be-announced (“TBA”) market and those in a dollar roll transaction.

The Fund may invest in securities that are issued through private offerings without registration with the Securities and Exchange Commission under the Securities Act of 1933, as amended (the “Securities Act”). The Fund may also invest in securities that may be offered and sold only to “qualified institutional buyers” under Rule 144A under the Securities Act.

The Fund’s use of short-term instruments, especially in connection with the hedging of interest rate risk, may result in significant frequent trading transactions, which can contribute to the Fund’s having a portfolio turnover rate in excess of 300% annually.

Principal Risks	The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first eight risks):

Market Risk:  The Fund will be affected by factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them.

Fixed Income Risk:  Fixed income (debt) securities are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to changes in interest rates or an issuer’s or counterparty’s deterioration or default.

Interest Rate Risk:  Fixed income securities may decline in value because of increases in interest rates.

Variable Distribution Risk:  Periodic distributions by investments of variable or floating interest rates vary with fluctuations in market interest rates.

Mortgage-Related and Other Asset-Backed Risk:  Investing in mortgage- and asset-backed securities involves interest rate, credit, valuation, extension and liquidity risks and the risk that payments on the underlying assets are delayed, prepaid, subordinated or defaulted on.

High Yield Risk:  High-yield or junk bonds are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to increases in interest rates or an issuer’s deterioration or default.

Derivatives Risk:  Derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation.

Leveraging Risk:  Instruments and transactions that constitute leverage magnify gains or losses and increase volatility.

Call Risk:  A fixed-income security may be redeemed before maturity (“called”) below its current market price and a call may lead to the reinvestment of proceeds at a lower interest rate, or with higher credit risk or other less favorable characteristics.

Confidential Information Access Risk:  The Fund’s Manager normally will seek to avoid the receipt of material, non-public information (“Confidential Information”) about the issuers of privately placed instruments (which may include Senior Loans, other bank loans and related investments), because such issuers may have or later issue publicly traded securities, and thus the Fund may be disadvantaged in comparison to other investors who have received Confidential Information from such issuers.

2	Allianz Multi-Strategy Funds

AllianzGI Core Bond Fund (continued)

Convertible Securities Risk:  Convertible securities are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to increases in interest rates or an issuer’s deterioration or default.

Credit and Counterparty Risk:  An issuer or counterparty may default on obligations.

Currency Risk:  The values of non-U.S. securities may fluctuate with currency exchange rates and exposure to non-U.S. currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. dollar.

Focused Investment Risk:  Focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility.

Issuer Risk:  The Fund will be affected by factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers.

Liquidity Risk:  The lack of an active market for investments may cause delay in disposition or force a sale below fair value.

Management Risk:  The Fund will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management.

Non-U.S. Investment Risk:  Non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets.

Turnover Risk: High levels of portfolio turnover increase transaction costs and taxes and may lower investment performance.

Please see “Summary of Principal Risks” in the Fund’s prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information	Performance information for the Fund will be available after the Fund completes a full calendar year of operation.

Management of the Fund	Investment Manager Allianz Global Investors U.S. LLC

Portfolio Managers

Carl W. Pappo, Jr., CFA, lead portfolio manager, managing director and CIO, US Fixed Income, has managed the Fund since its inception in 2018.

Stephen J. Sheehan, CFA, portfolio manager and vice president, has managed the Fund since its inception in 2018.

Michael W. Zazzarino, senior portfolio manager and director, has managed the Fund since its inception in 2018.

Purchase and Sale of Fund Shares	You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s transfer agent by mail (Allianz Institutional Funds, P.O. Box 219968, Kansas City, MO 64121-9968), or as further described in the Fund’s prospectus and SAI. Additionally, certain direct shareholders may be able to purchase or redeem shares of the Fund online by visiting our website, https://us.allianzgi.com, clicking on the “Account Access” link at the top of that webpage, and following instructions. Some restrictions may apply. To avoid delays in a purchase or redemption, please call 1-800-498-5413 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Institutional Class and Class P shares, the minimum initial investment in the Fund is $1 million and no minimum is needed to add to an existing account, though minimums may be modified for certain financial intermediaries that aggregate trades on behalf of investors. For Class R6 shares, there is no minimum initial investment and no minimum needed to add to an existing account for specified benefit plans and other eligible investors.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account.

Prospectus	3

AllianzGI Core Bond Fund (continued)

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment manager or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

4	Allianz Multi-Strategy Funds

AllianzGI Core Plus Bond Fund

Investment Objective	The Fund seeks total return, consisting of current income and capital appreciation.

Fees and Expenses of the Fund	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund..

Shareholder Fees (fees paid directly from your investment):

Share Class	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)
Institutional	None	None
Class R6	None	None
Class P	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Class	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Total Annual Fund Operating Expenses	Expense Reductions(2)	Total Annual Fund Operating Expenses After Expense Reductions(2)
Institutional	0.30%	None	0.91%	1.21%	(0.91)%	0.30%
Class R6	0.30%	None	0.86%	1.16%	(0.91)%	0.25%
Class P	0.30%	None	0.96%	1.26%	(0.91)%	0.35%
(1)	Other Expenses are based upon estimated amounts for the Fund’s initial fiscal year ending September 30, 2018 and include organizational expenses of 0.23%.
(2)

Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by Allianz Global Investors U.S. LLC (“AllianzGI U.S.” or the “Manager”) to irrevocably waive its management fee and/or reimburse the Fund through January 31, 2022 to the extent that Total Annual Fund Operating Expenses excluding interest, tax, and extraordinary expenses, and certain credits and other expenses, exceed 0.30% for Institutional Class shares, 0.25% for Class R6 shares and 0.35% for Class P shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit in effect at the time of such waiver/reimbursement or recoupment. The Expense Limitation Agreement is terminable by the Trust upon 90 days’ prior written notice to the Manager or at any time by mutual agreement of the parties.

Examples.  The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses excluding organizational expenses.

	Assuming you redeem your shares at the end of each period		Assuming you do not redeem your shares
Share Class	1 Year	3 Years	1 Year	3 Years
Institutional	$31	$97	$31	$97
Class R6	$26	$80	$26	$80
Class P	$36	$113	$36	$113

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance. Because the Fund commenced operations on or following the date of this Prospectus, the Fund’s portfolio turnover rate is not available.

Principal Investment Strategies	The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in bonds, notes and other debt instruments, including derivatives that provide exposure to such investments. The Fund generally invests in debt securities issued by U.S. and non-U.S. governments and their subdivisions, agencies and government-sponsored enterprises; supranational entities; public and private companies; pass-through securities guaranteed by the U.S. government, its agencies or government-sponsored enterprises; and commercial mortgage-backed securities and other asset-backed securities. The Fund’s investments in mortgage-related securities may include investments in stripped mortgage-backed securities such as interest-only (“IO”) and principal-only (“PO”) securities.

The Fund may invest up to 35% of its net assets in debt instruments that, at the time of purchase, are rated below investment grade, or if unrated, determined by the Manager to be of comparable quality (sometimes referred to as “high yield securities” or “junk bonds”). The Fund considers a debt instrument to be investment grade based on the highest rating assigned at the time of purchase by Standard and Poor’s, Moody’s, Fitch, Kroll or DBRS.

Prospectus	5

AllianzGI Core Plus Bond Fund (continued)

The Fund may invest up to 10% of its assets in non-U.S. dollar denominated debt securities and instruments of foreign issuers, including those of foreign governments, non-governmental issuers or other entities. The Fund typically seeks to fully hedge its exposure to non-U.S. dollar currencies.

In making investments, the Fund’s portfolio managers will normally seek to maintain an average portfolio duration within two years above or below that of its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index. As of November 30, 2017, the average duration of the Bloomberg Barclays U.S. Aggregate Bond Index was six years.

The Fund may use derivatives, such as Treasury futures, options on Treasury futures, interest rate swaps, credit default swaps and credit default swap indices, total return swaps and currency futures and forwards. The Fund may use derivatives for a variety of purposes, including: as a hedge against adverse changes in the market price of securities, interest rates, or currency exchange rates; as a substitute for purchasing or selling securities; to increase the Fund’s return as a non-hedging strategy that may be considered speculative; and to manage portfolio characteristics. Derivatives transactions may have the effect of either magnifying or limiting the Fund’s gains and losses.

The Fund may purchase or sell securities on a when-issued, delayed-delivery or forward commitment basis. Such securities may include mortgage-backed securities acquired or sold in the to-be-announced (“TBA”) market and those in a dollar roll transaction.

The Fund may invest in securities that are issued through private offerings without registration with the Securities and Exchange Commission under the Securities Act. The Fund may also invest in securities that may be offered and sold only to “qualified institutional buyers” under Rule 144A under the Securities Act.

The Fund’s use of short-term instruments, especially in connection with the hedging of interest rate risk, may result in significant frequent trading transactions, which can contribute to the Fund’s having a portfolio turnover rate in excess of 300% annually.

Principal Risks	The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first eight risks):

Market Risk:  The Fund will be affected by factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them.

Fixed Income Risk:  Fixed income (debt) securities are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to changes in interest rates or an issuer’s or counterparty’s deterioration or default.

Interest Rate Risk:  Fixed income securities may decline in value because of increases in interest rates.

Variable Distribution Risk:  Periodic distributions by investments of variable or floating interest rates vary with fluctuations in market interest rates.

Mortgage-Related and Other Asset-Backed Risk:  Investing in mortgage- and asset-backed securities involves interest rate, credit, valuation, extension and liquidity risks and the risk that payments on the underlying assets are delayed, prepaid, subordinated or defaulted on.

High Yield Risk:  High-yield or junk bonds are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to increases in interest rates or an issuer’s deterioration or default.

Derivatives Risk:  Derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation.

Leveraging Risk:  Instruments and transactions that constitute leverage magnify gains or losses and increase volatility.

Call Risk:  A fixed-income security may be redeemed before maturity (“called”) below its current market price and a call may lead to the reinvestment of proceeds at a lower interest rate, or with higher credit risk or other less favorable characteristics.

Confidential Information Access Risk:  The Fund’s Manager normally will seek to avoid the receipt of material, non- public information (“Confidential Information”) about the issuers of privately placed instruments (which may include Senior Loans, other bank loans and related investments), because such issuers may have or later issue publicly traded securities, and thus the Fund may be disadvantaged in comparison to other investors who have received Confidential Information from such issuers.

6	Allianz Multi-Strategy Funds

AllianzGI Core Plus Bond Fund (continued)

Convertible Securities Risk:  Convertible securities are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to increases in interest rates or an issuer’s deterioration or default.

Credit and Counterparty Risk:  An issuer or counterparty may default on obligations.

Currency Risk:  The values of non-U.S. securities may fluctuate with currency exchange rates and exposure to non-U.S. currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. dollar.

Focused Investment Risk:  Focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility.

Issuer Risk:  The Fund will be affected by factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers.

Liquidity Risk:  The lack of an active market for investments may cause delay in disposition or force a sale below fair value.

Management Risk:  The Fund will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management.

Non-U.S. Investment Risk:  Non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets.

Turnover Risk:  High levels of portfolio turnover increase transaction costs and taxes and may lower investment performance.

Please see “Summary of Principal Risks” in the Fund’s prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information	Performance information for the Fund will be available after the Fund completes a full calendar year of operation.

Management of the Fund	Investment Manager Allianz Global Investors U.S. LLC

Portfolio Managers

Carl W. Pappo, Jr., CFA, lead portfolio manager, managing director and CIO, US Fixed Income, has managed the Fund since its inception in 2018.

Stephen J. Sheehan, CFA, portfolio manager and vice president, has managed the Fund since its inception in 2018.

Michael W. Zazzarino, senior portfolio manager and director, has managed the Fund since its inception 2018.

Purchase and Sale of Fund Shares	You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s transfer agent by mail (Allianz Institutional Funds, P.O. Box 219968, Kansas City, MO 64121-9968), or as further described in the Fund’s prospectus and SAI. Additionally, certain direct shareholders may be able to purchase or redeem shares of the Fund online by visiting our website, https://us.allianzgi.com, clicking on the “Account Access” link at the top of that webpage, and following instructions. Some restrictions may apply. To avoid delays in a purchase or redemption, please call 1-800-498-5413 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Institutional Class and Class P shares, the minimum initial investment in the Fund is $1 million and no minimum is needed to add to an existing account, though minimums may be modified for certain financial intermediaries that aggregate trades on behalf of investors. For Class R6 shares, there is no minimum initial investment and no minimum needed to add to an existing account for specified benefit plans and other eligible investors.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account.

Prospectus	7

AllianzGI Core Plus Bond Fund (continued)

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment manager or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

8	Allianz Multi-Strategy Funds

AllianzGI Preferred Securities and Income Fund

Investment Objective	The Fund seeks total return consisting of high current income and capital appreciation.

Fees and Expenses of the Fund	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment):

Share Class	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)
Institutional	None	None
Class R6	None	None
Class P	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Class	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Total Annual Fund Operating Expenses	Expense Reductions(2)	Total Annual Fund Operating Expenses After Expense Reductions(2)
Institutional	0.45%	None	1.61%	2.06%	(1.51)%	0.55%
Class R6	0.45%	None	1.56%	2.01%	(1.51)%	0.50%
Class P	0.45%	None	1.66%	2.11%	(1.51)%	0.60%
(1)	Other Expenses are based upon estimated amounts for the Fund’s initial fiscal year ending September 30, 2018 and include organizational expenses of 0.70%.
(2)

Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by Allianz Global Investors U.S. LLC (“AllianzGI U.S.” or the “Manager”) to irrevocably waive its management fee and/or reimburse the Fund through January 31, 2022 to the extent that Total Annual Fund Operating Expenses excluding interest, tax, and extraordinary expenses, and certain credits and other expenses, exceed 0.55% for Institutional Class shares, 0.50% for Class R6 shares and 0.60% for Class P shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit in effect at the time of such waiver/reimbursement or recoupment. The Expense Limitation Agreement is terminable by the Trust upon 90 days’ prior written notice to the Manager or at any time by mutual agreement of the parties.

Examples.  The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses excluding organizational expenses.

	Assuming you redeem your shares at the end of each period		Assuming you do not redeem your shares
Share Class	1 Year	3 Years	1 Year	3 Years
Institutional	$56	$176	$56	$176
Class R6	$51	$160	$51	$160
Class P	$61	$192	$61	$192

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance. Because the Fund commenced operations on or following the date of this Prospectus, the Fund’s portfolio turnover rate is not available.

Principal Investment Strategies	The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in preferred securities or debt securities issued by U.S. and non-U.S. issuers, including traditional preferred securities, floating-rate preferred securities, corporate bonds, debentures or notes, hybrid instruments that have investment and economic characteristics of both preferred securities and debt securities, convertible securities, contingent convertible securities (“CoCos”), collateralized loan obligations (“CLOs”), other securitized products and derivative instruments providing direct or “synthetic” exposure to any of the foregoing. CoCos are a form of hybrid security that generally either converts into equity or has its principal written down upon the occurrence of certain pre-specified triggering events.

Under normal market conditions, the Fund will also invest at least 25% of its total assets in the financials sector, which the Fund considers to include the banking, diversified financials, financial data processing, financial information services, investment management, savings and loans, securities brokerage and services, real estate (including real estate investment trusts (“REITs”)) and insurance industries, finance companies, including captive finance companies, and similar issuers. This means that the Fund has adopted a fundamental policy (which may not

Prospectus	9

AllianzGI Preferred Securities and Income Fund (continued)

be changed without shareholder approval) to invest at least 25% of its total assets in the financials sector, increasing the Fund’s exposure to the risks associated with that sector, including, among other things, changes in government regulations, changes in interest rates, competition, government economic policies and general economic conditions.

The Fund may invest without limit in non-U.S. securities, including securities traded in local currencies, and may invest up to 15% of its assets in emerging markets securities.

The Fund may invest in securities that are issued through private offerings without registration with the Securities and Exchange Commission under the Securities Act of 1933, as amended (the “Securities Act”), including securities that are issued pursuant to Regulation S under the Securities Act. The Fund may also invest in securities that may be offered and sold only to “qualified institutional buyers” under Rule 144A under the Securities Act.

The Fund may invest in securities of any size market capitalization or credit quality. The Fund may invest without limit in debt securities rated below investment grade or unrated and determined by the Manager to be of similar quality (“high-yield securities” or “junk bonds”). Under normal conditions, the Fund expects to invest the majority of its assets in debt instruments that are, based on the highest rating assigned by Standard and Poor’s, Moody’s, Fitch, Kroll or DBRS, investment grade at the time of purchase.

The Fund typically seeks to fully hedge its exposure to non-U.S. dollar currencies. In connection with its investments in non-U.S. securities, the Fund may use over-the-counter (OTC) or exchange-traded derivatives, including, without limitation, various interest rate instruments, such as swaps, caps, floors or collars, and foreign currency instruments, such as forward contracts, futures contracts, options, swaps and other similar strategic instruments. The Fund’s use of derivatives will include to hedge against adverse changes in interest rates and currency exchange rates and against credit risk.

Principal Risks	The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first ten risks):

Market Risk:  The Fund will be affected by factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them.

Issuer Risk:  The Fund will be affected by factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers.

Equity Securities Risk:  Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer.

Preferred Securities Risk:  Investments in preferred securities may be subject to the risks of deferred distribution payments, subordination to debt instruments, a lack of liquidity compared to common stocks, limited voting rights and sensitivity to interest-rate changes.

Fixed Income Risk:  Fixed income (debt) securities are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to changes in interest rates or an issuer’s or counterparty’s deterioration or default.

Convertible Securities Risk:  Convertible securities are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to increases in interest rates or an issuer’s deterioration or default.

Contingent Convertible Securities Risk:  Contingent convertible securities (“CoCos”) are subject to greater levels of credit and liquidity risk than fixed income securities generally. They may rank junior to other creditors in the event of a liquidation or other bankruptcy-related event and become further subordinated as a result of conversion from debt to equity.

High Yield Risk:  High-yield or junk bonds are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to increases in interest rates or an issuer’s deterioration or default.

Liquidity Risk:  The lack of an active market for investments may cause delay in disposition or force a sale below fair value.

Mortgage-Related and Other Asset-Backed Risk:  Investing in mortgage- and asset-backed securities involves interest rate, credit, valuation, extension and liquidity risks and the risk that payments on the underlying assets are delayed, prepaid, subordinated or defaulted on.

Non-U.S. Investment Risk:  Non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets.

10	Allianz Multi-Strategy Funds

AllianzGI Preferred Securities and Income Fund (continued)

Variable Distribution Risk:  Periodic distributions by investments of variable or floating interest rates vary with fluctuations in market interest rates.

Call Risk:  A fixed-income security may be redeemed before maturity (“called”) below its current market price and a call may lead to the reinvestment of proceeds at a lower interest rate, or with higher credit risk or other less favorable characteristics.

Confidential Information Access Risk:  The Fund’s Manager normally will seek to avoid the receipt of material, non public information (“Confidential Information”) about the issuers of privately placed instruments (which may include Senior Loans, other bank loans and related investments), because such issuers may have or later issue publicly traded securities, and thus the Fund may be disadvantaged in comparison to other investors who have received Confidential Information from such issuers.

Credit and Counterparty Risk:  An issuer or counterparty may default on obligations.

Currency Risk:  The values of non-U.S. securities may fluctuate with currency exchange rates and exposure to non-U.S. currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. dollar.

Emerging Markets Risk:  Non-U.S. investment risk may be particularly high to the extent that the Fund invests in emerging market securities. These securities may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries.

Focused Investment Risk (Financial-Related Companies Risk):  Focusing on a limited number of issuers, sectors (such as the financials sector), industries or geographic regions increases risk and volatility.

Interest Rate Risk:  Fixed income securities may decline in value because of increases in interest rates.

Leveraging Risk:  Instruments and transactions that constitute leverage magnify gains or losses and increase volatility.

Management Risk:  The Fund will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management.

Please see “Summary of Principal Risks” in the Fund’s prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information	Performance information for the Fund will be available after the Fund completes a full calendar year of operation.

Management of the Fund	Investment Manager Allianz Global Investors U.S. LLC

Portfolio Managers

Carl W. Pappo, Jr., CFA, lead portfolio manager, managing director and CIO, US Fixed Income, has managed the Fund since its inception in 2018.

Willow B. Piersol, CFA, portfolio manager, senior credit analyst and director, has managed the Fund since its inception in 2018.

Purchase and Sale of Fund Shares	You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s transfer agent by mail (Allianz Institutional Funds, P.O. Box 219968, Kansas City, MO 64121-9968), or as further described in the Fund’s prospectus and SAI. Additionally, certain direct shareholders may be able to purchase or redeem shares of the Fund online by visiting our website, https://us.allianzgi.com, clicking on the “Account Access” link at the top of that webpage, and following instructions. Some restrictions may apply. To avoid delays in a purchase or redemption, please call 1-800-498-5413 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Institutional Class and Class P shares, the minimum initial investment in the Fund is $1 million and no minimum is needed to add to an existing account, though minimums may be modified for certain financial intermediaries that aggregate trades on behalf of investors. For Class R6 shares, there is no minimum initial investment and no minimum needed to add to an existing account for specified benefit plans and other eligible investors.

Prospectus	11

AllianzGI Preferred Securities and Income Fund (continued)

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment manager or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

12	Allianz Multi-Strategy Funds

Principal Investments and Strategies of Each Fund

This section, together with the next section entitled “Summary of Principal Risks,” provides more detailed information regarding each Fund’s investment objective, principal investments and strategies and principal risks.

Descriptions of different Funds should be read independently of one another. How or whether a particular Fund utilizes an investment strategy, technique or instrument should not be inferred from how or whether other Funds are described as utilizing the same investment strategy, technique or instrument in their descriptions. Some Funds are subject to capitalization criteria and percentage investment limitations, as noted in their Fund Summaries above and in the descriptions below. See “Characteristics and Risks of Securities and Investment Techniques—Capitalization Criteria, Percentage Investment Limitations and Alternative Means of Gaining Exposure” for more information about these limitations.

It is possible to lose money on an investment in the Funds.  The fact that a Fund may have had good performance in the past is no assurance that the value of the Fund’s investments will not decline in the future or appreciate at a slower rate.

Prospectus	13

AllianzGI Core Bond Fund

Principal Investments and Strategies	Investment Objective Seeks current income, consistent with minimal fluctuations of principal Fund Category Fixed Income Securities	Fund Focus Investment grade fixed income securities	Credit Quality Weighted average investment grade rating under normal conditions Dividend Frequency Monthly

The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in bonds, notes and other debt instruments, including derivatives that provide exposure to such investments. The Fund generally invests in debt securities issued by U.S. and non-U.S. governments and their subdivisions, agencies and government-sponsored enterprises; supranational entities; public and private companies; pass-through securities guaranteed by the U.S. government, its agencies or government-sponsored enterprises; and commercial mortgage-backed securities and other asset-backed securities. The Fund’s investments in mortgage-related securities may include investments in stripped mortgage-backed securities such as interest-only (“IO”) and principal-only (“PO”) securities.

The Fund may invest up to 10% of its net assets in debt instruments that, at the time of purchase, are rated below investment grade, or if unrated, determined by the Manager to be of comparable quality (sometimes referred to as “high yield securities” or “junk bonds”). The Fund considers a debt instrument to be investment grade based on the highest rating assigned at the time of purchase by Standard and Poor’s, Moody’s, Fitch, Kroll or DBRS.

The Fund may invest up to 5% of its assets in non-U.S. dollar denominated debt securities and instruments of foreign issuers, including those of foreign governments, non-governmental issuers or other entities. The Fund typically seeks to fully hedge its exposure to non-U.S. dollar currencies.

In making investments, the Fund’s portfolio managers will normally seek to maintain an average portfolio duration within one year above or below that of its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index. As of November 30, 2017, the average duration of the Bloomberg Barclays U.S. Aggregate Bond Index was six years.

The Fund may use derivatives, such as Treasury futures, options on Treasury futures, interest rate swaps, credit default swaps and credit default swap indices, total return swaps and currency futures and forwards. The Fund may use derivatives for a variety of purposes, including: as a hedge against adverse changes in the market price of securities, interest rates, or currency exchange rates; as a substitute for purchasing or selling securities; to increase the Fund’s return as a non-hedging strategy that may be considered speculative; and to manage portfolio characteristics. Derivatives transactions may have the effect of either magnifying or limiting the Fund’s gains and losses.

The Fund may purchase or sell securities on a when-issued, delayed-delivery or forward commitment basis. Such securities may include mortgage-backed securities acquired or sold in the to-be-announced (“TBA”) market and those in a dollar roll transaction.

The Fund may invest in securities that are issued through private offerings without registration with the Securities and Exchange Commission under the Securities Act. The Fund may also invest in securities that may be offered and sold only to “qualified institutional buyers” under Rule 144A under the Securities Act.

The Fund’s use of short-term instruments, especially in connection with the hedging of interest rate risk, may result in significant frequent trading transactions, which can contribute to the Fund’s having a portfolio turnover rate in excess of 300% annually.

The Fund’s investment strategy reflects the portfolio managers’ belief that valuation inefficiencies exist in fixed income markets due to temporary supply and demand imbalances, which may be caused by such factors as market segmentation and dependence on nationally recognized credit rating agencies. The portfolio managers further believe that a high-quality, diversified fixed income portfolio may be an effective means to exploit these valuation inefficiencies. The Fund’s investment strategy centers on strategic sector rotation and security selection in credit-intensive segments of the market through a bottom-up fundamental research process. The portfolio managers produce proprietary internal credit assessments and risk analyses of issuers, typically by using such tools as proprietary financial and quantitative models, stress testing and assessments of collateral, bond structures, indentures and liquidity. Industry-level considerations may include factors such as: competitiveness of the industry, exposure to disruption, sensitivity to economic cycles and attractiveness relative to other industries. Issuer-level considerations may include factors such as: durability and transparency of business model, level of financial leverage relative to sustainable levels, trading level of its securities compared to historic trading ranges and relative to other securities, quality of management and its alignment with bondholders, event risk and competitiveness relative to peers.

14	Allianz Multi-Strategy Funds

AllianzGI Core Bond Fund (continued)

A security may be sold when it has reached a relative valuation target established by the portfolio managers, when an alternative security offers better value, when the original investment thesis becomes invalid, when relative volatility becomes higher than expected or when the security’s influence in the Fund’s portfolio becomes disproportionately large. Structured bonds, or bonds with option characteristics, may become sale candidates when their dollar price reaches a premium level at which further performance is impeded. The portfolio managers may periodically reevaluate underperforming issues to ensure that fundamentals have not changed since purchase.

In response to adverse market, economic, political or other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first eight risks):

• Market Risk • Fixed Income Risk • Interest Rate Risk • Variable Distribution Risk • Mortgage-Related and Other Asset-Backed Risk • High Yield Risk • Derivatives Risk	• Leveraging Risk • Call Risk • Confidential Information Access Risk • Convertible Securities Risk • Credit and Counterparty Risk • Currency Risk	• Focused Investment Risk • Issuer Risk • Liquidity Risk • Management Risk • Non-U.S. Investment Risk • Turnover Risk

Please see “Summary of Principal Risks” following this section for a description of these and other risks of investing in the Fund.

Prospectus	15

AllianzGI Core Plus Bond Fund

Principal Investments and Strategies	Investment Objective Seeks total return, consisting of current income and capital appreciation Fund Category Fixed Income Securities	Fund Focus Broad range of fixed income instruments	Credit Quality Not more than 35% of net assets below investment grade Dividend Frequency Monthly

The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in bonds, notes and other debt instruments, including derivatives that provide exposure to such investments. The Fund generally invests in debt securities issued by U.S. and non-U.S. governments and their subdivisions, agencies and government-sponsored enterprises; supranational entities; public and private companies; pass-through securities guaranteed by the U.S. government, its agencies or government-sponsored enterprises; and commercial mortgage-backed securities and other asset-backed securities. The Fund’s investments in mortgage-related securities may include investments in stripped mortgage-backed securities such as interest-only (“IO”) and principal-only (“PO”) securities.

The Fund may invest up to 35% of its net assets in debt instruments that, at the time of purchase, are rated below investment grade, or if unrated, determined by the Manager to be of comparable quality (sometimes referred to as “high yield securities” or “junk bonds”).

The Fund may invest up to 10% of its assets in non-U.S. dollar denominated debt securities and instruments of foreign issuers, including those of foreign governments, non-governmental issuers or other entities. The Fund typically seeks to fully hedge its exposure to non-U.S. dollar currencies. The Fund may invest up to 5% of its assets in collateralized loan obligations (“CLOs”).

In making investments, the Fund’s portfolio managers will normally seek to maintain an average portfolio duration within two years above or below that of its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index. As of November 30, 2017, the average duration of the Bloomberg Barclays U.S. Aggregate Bond Index was six years.

The Fund may use derivatives, such as Treasury futures, options on Treasury futures, interest rate swaps, credit default swaps and credit default swap indices, total return swaps and currency futures and forwards. The Fund may use derivatives for a variety of purposes, including: as a hedge against adverse changes in the market price of securities, interest rates, or currency exchange rates; as a substitute for purchasing or selling securities; to increase the Fund’s return as a non-hedging strategy that may be considered speculative; and to manage portfolio characteristics. Derivatives transactions may have the effect of either magnifying or limiting the Fund’s gains and losses.

The Fund may purchase or sell securities on a when-issued, delayed-delivery or forward commitment basis. Such securities may include mortgage-backed securities acquired or sold in the to-be-announced (“TBA”) market and those in a dollar roll transaction.

The Fund may invest in securities that are issued through private offerings without registration with the Securities and Exchange Commission under the Securities Act. The Fund may also invest in securities that may be offered and sold only to “qualified institutional buyers” under Rule 144A under the Securities Act.

The Fund’s use of short-term instruments, especially in connection with the hedging of interest rate risk, may result in significant frequent trading transactions, which can contribute to the Fund’s having a portfolio turnover rate in excess of 300% annually.

The Fund’s investment strategy reflects the portfolio managers’ belief that valuation inefficiencies exist in fixed income markets due to temporary supply and demand imbalances, which may be caused by such factors as market segmentation and dependence on nationally recognized credit rating agencies. The portfolio managers further believe that a high-quality, diversified fixed income portfolio may be an effective means to exploit these valuation inefficiencies. The Fund’s investment strategy centers on strategic sector rotation and security selection in credit-intensive segments of the market through a bottom-up fundamental research process. The portfolio managers produce proprietary internal credit assessments and risk analyses of issuers, typically by using such tools as proprietary financial and quantitative models, stress testing and assessments of collateral, bond structures, indentures and liquidity. Industry-level considerations may include factors such as: competitiveness of the industry, exposure to disruption, sensitivity to economic cycles and attractiveness relative to other industries. Issuer-level considerations may include factors such as: durability and transparency of business model, level of financial leverage relative to sustainable levels, trading level of its securities compared to historic trading ranges and relative to other securities, quality of management and its alignment with bondholders, event risk and competitiveness relative to peers.

16	Allianz Multi-Strategy Funds

AllianzGI Core Plus Bond Fund (continued)

A security may be sold when it has reached a relative valuation target established by the portfolio managers, when an alternative security offers better value, when the original investment thesis becomes invalid, when relative volatility becomes higher than expected or when the security’s influence in the Fund’s portfolio becomes disproportionately large. Structured bonds, or bonds with option characteristics, may become sale candidates when their dollar price reaches a premium level at which further performance is impeded. The portfolio managers may periodically reevaluate underperforming issues to ensure that fundamentals have not changed since purchase.

In response to adverse market, economic, political or other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first eight risks):

• Market Risk • Fixed Income Risk • Interest Rate Risk • Variable Distribution Risk • Mortgage-Related and Other Asset-Backed Risk • High Yield Risk • Derivatives Risk	• Leveraging Risk • Call Risk • Confidential Information Access Risk • Convertible Securities Risk • Credit and Counterparty Risk • Currency Risk	• Focused Investment Risk • Issuer Risk • Liquidity Risk • Management Risk • Non-U.S. Investment Risk • Turnover Risk

Please see “Summary of Principal Risks” following this section for a description of these and other risks of investing in the Fund.

Prospectus	17

AllianzGI Preferred Securities and Income Fund

Principal Investments and Strategies	Investment Objective Seeks total return consisting of high current income and capital appreciation Fund Category Preferred Securities and Fixed Income Securities	Fund Focus Preferred securities and fixed income securities Approximate Primary Capitalization Range All capitalizations	Credit Quality No limitation Dividend Frequency Monthly

The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in preferred securities or debt securities issued by U.S. and non-U.S. issuers, including traditional preferred securities, floating-rate preferred securities, corporate bonds, debentures or notes, hybrid instruments that have investment and economic characteristics of both preferred securities and debt securities, convertible securities, contingent convertible securities (“CoCos”), collateralized loan obligations (“CLOs”), other securitized products and derivative instruments providing direct or “synthetic” exposure to any of the foregoing. CoCos are a form of hybrid security that generally either converts into equity or has its principal written down upon the occurrence of certain pre-specified triggering events.

Under normal market conditions, the Fund will also invest at least 25% of its total assets in the financials sector, which the Fund considers to include the banking, diversified financials, financial data processing, financial information services, investment management, savings and loans, securities brokerage and services, real estate (including real estate investment trusts (“REITs”)) and insurance industries, finance companies, including captive finance companies, and similar issuers. This means that the Fund has adopted a fundamental policy (which may not be changed without shareholder approval) to invest at least 25% of its total assets in the financials sector, increasing the Fund’s exposure to the risks associated with that sector, including, among other things, changes in government regulations, changes in interest rates, competition, government economic policies and general economic conditions.

The Fund may invest without limit in non-U.S. securities, including securities traded in local currencies, and may invest up to 15% of its assets in emerging markets securities.

The Fund may invest in securities that are issued through private offerings without registration with the Securities and Exchange Commission under the Securities Act of 1933, as amended (the “Securities Act”), including securities that are issued pursuant to Regulation S under the Securities Act. The Fund may also invest in securities that may be offered and sold only to “qualified institutional buyers” under Rule 144A under the Securities Act.

The Fund may invest in securities of any size market capitalization or credit quality. The Fund may invest without limit in debt securities rated below investment grade or unrated and determined by the Manager to be of similar quality (“high-yield securities” or “junk bonds”). Under normal conditions, the Fund expects to invest the majority of its assets in debt instruments that are, based on the highest rating assigned by Standard and Poor’s, Moody’s, Fitch, Kroll or DBRS, investment grade at the time of purchase.

The Fund typically seeks to fully hedge its exposure to non-U.S. dollar currencies. In connection with its investments in non-U.S. securities, the Fund may use over-the-counter (OTC) or exchange-traded derivatives, including, without limitation, various interest rate instruments, such as swaps, caps, floors or collars, and foreign currency instruments, such as forward contracts, futures contracts, options, swaps and other similar strategic instruments. The Fund’s use of derivatives will include to hedge against adverse changes in interest rates and currency exchange rates and against credit risk.

The Fund’s investment strategy reflects the portfolio managers’ belief that thorough analysis of security indentures is paramount when investing in preferred or debt securities given the numerous and diverse structures in the marketplace. The portfolio managers produce proprietary internal credit assessments and risk analyses of issuers, typically by using such tools as proprietary financial and quantitative models, stress testing and assessments of collateral, bond structures, indentures and liquidity. Industry-level considerations may include factors such as: competitiveness of the industry, exposure to disruption, sensitivity to economic cycles and attractiveness relative to other industries. Issuer-level considerations may include factors such as: durability and transparency of business model, level of financial leverage relative to sustainable levels, trading level of its securities compared to historic trading ranges and relative to other securities, quality of management and its alignment with bondholders, event risk and competitiveness relative to peers.

A security may be sold when it has reached a relative valuation target established by the portfolio managers, when an alternative security offers better value, when the original investment thesis becomes invalid, when

18	Allianz Multi-Strategy Funds

AllianzGI Preferred Securities and Income Fund (continued)

relative volatility becomes higher than expected or when the security’s influence in the Fund’s portfolio becomes disproportionately large. Structured bonds, or bonds with option characteristics, may become sale candidates when their dollar price reaches a premium level at which further performance is impeded. The portfolio managers may periodically reevaluate underperforming issues to ensure that fundamentals have not changed since purchase.

In response to adverse market, economic, political or other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first eleven risks):

•   Market Risk

•   Issuer Risk

•   Equity Securities Risk

•   Preferred Securities Risk

•   Fixed Income Risk

•   Convertible Securities Risk

•   Contingent Convertible Securities Risk

•   High Yield Risk

•   Liquidity Risk

• Mortgage-Related and Other Asset-Backed Risk • Non-U.S. Investment Risk • Variable Distribution Risk • Call Risk • Confidential Information Access Risk • Credit and Counterparty Risk • Currency Risk	• Emerging Markets Risk • Focused Investment Risk (Financial-Related Companies Risk) • Interest Rate Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following this section for a description of these and other risks of investing in the Fund.

Prospectus	19

Summary of Principal Risks

The value of your investment in a Fund changes with the values of that Fund’s investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Fund’s portfolio as a whole are called “principal risks.” The principal risks of each Fund are summarized in the Fund Summaries and are described in more detail in this section. Each Fund may be subject to additional risks other than those described below because the types of investments made by each Fund can change over time. Securities and investment techniques appearing in bold type below are described in greater detail under “Characteristics and Risks of Securities and Investment Techniques.” That section and “Investment Objectives and Policies” in the Statement of Additional Information also include more information about the Funds, their investments and the related risks. There is no guarantee that a Fund will be able to achieve its investment objective. It is possible to lose money by investing in a Fund.

Call Risk	An issuer may redeem a fixed-income security before maturity (“call”) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price. If a fixed-income security is called, the Fund may have to reinvest the proceeds in other fixed-income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Confidential Information Access Risk	In managing the Funds, AllianzGI U.S. normally will seek to avoid the receipt by the portfolio managers and analysts of material, non-public information (“Confidential Information”) about the issuers of privately placed instruments (which may include Senior Loans, other bank loans and related investments), because such issuers may have or later issue publicly traded securities. In many instances, issuers offer to furnish Confidential Information to prospective purchasers or holders of the issuer’s loans. In circumstances when the AllianzGI U.S. portfolio managers and analysts do not receive Confidential Information from these issuers, a Fund may be disadvantaged in comparison to other bank loan investors, including with respect to the price the Fund pays or receives when it buys or sells a bank loan. Further, in situations when a Fund is asked, for example, to grant consents, waivers or amendments with respect to bank loans, AllianzGI U.S.’s ability to assess the desirability of such consents, waivers and amendments may be compromised. For these and other reasons, it is possible that AllianzGI U.S.’s decision not to receive Confidential Information under normal circumstances could adversely affect a Fund’s investment performance.

Notwithstanding its intention not to receive Confidential Information with respect to its management of investments in loans and privately placed instruments generally, AllianzGI U.S. may from time to time come into possession of confidential information about issuers whose securities may be held in a Fund’s portfolio. Possession of such information may in some instances occur despite AllianzGI U.S.’s efforts to avoid such possession, but in other instances AllianzGI U.S. may choose to receive such information (for example, in connection with participation in a creditors’ committee with respect to a financially distressed issuer). As, and to the extent, required by applicable law, AllianzGI U.S.’s ability to trade in these securities for the account of a Fund could potentially be limited by its possession of such information. Such limitation on AllianzGI U.S.’s ability to trade could have an adverse effect on a Fund by, for example, preventing the Fund from selling a loan that is experiencing a material decline in value. In some instances, these trading restrictions could continue in effect for a substantial period of time.

Contingent Convertible Securities Risk	Contingent convertible securities (“CoCos”) have no stated maturity, have fully discretionary coupons and are typically issued in the form of subordinated debt instruments. CoCos generally either convert into equity or have their principal written down upon the occurrence of certain triggering events (“triggers”) linked to regulatory capital thresholds or regulatory actions relating to the issuer’s continued viability. As a result, an investment by a Fund in CoCos is subject to the risk that coupon (i.e., interest) payments may be cancelled by the issuer or a regulatory authority in order to help the issuer absorb losses. An investment by a Fund in CoCos is also subject to the risk that, in the event of the liquidation, dissolution or winding-up of an issuer prior to a trigger event, the Fund’s rights and claims will generally rank junior to the claims of holders of the issuer’s other debt obligations. In addition, if CoCos held by a Fund are converted into the issuer’s underlying equity securities following a trigger event, the Fund’s holding may be further subordinated due to the conversion from a debt to equity instrument. Further, the value of an investment in CoCos is unpredictable and will be influenced by many factors and risks, including interest rate risk, credit risk, market risk and liquidity risk. An investment by a Fund in CoCos may result in losses to the Fund.

Convertible Securities Risk

Convertible securities are fixed income securities, preferred securities or other securities that normally pay interest or dividends and are convertible into or exercisable for common stock of the issuer (or cash or securities of equivalent value) at either a stated price or a stated rate (the “conversion price”). To the extent the market price of the underlying stock approaches or is greater than the conversion price, the convertible security’s market

20	Allianz Multi-Strategy Funds

value tends to correlate with the market price of the underlying stock and will be subject to the risks affecting equity securities in general. See “Equity Securities Risk” below. To the extent the market price of the underlying stock declines below the conversion price, the value of the convertible security tends to be influenced by the yield of the convertible security. See “Interest Rate Risk” below.

Convertible securities generally offer lower interest or dividend yields than non-convertible fixed income or other securities of similar quality. In the event of a liquidation of the issuing company, holders of convertible securities would generally be paid before the company’s common stockholders but after holders of any senior debt obligations of the company. Consequently, the issuer’s convertible securities generally entail less risk than its common stock but more risk than its debt obligations. Also, a Fund may be forced to convert a security before it would otherwise choose, which may decrease the Fund’s return. The Funds may also invest in synthetic convertible securities, which involve the combination of separate securities that possess the two principal characteristics of a traditional convertible security (i.e., an income-producing component and a right to acquire an equity security). Synthetic convertible securities are often achieved, in part, through investments in warrants or options to buy common stock (or options on a stock index), and therefore are subject to the risks associated with derivatives. See “Derivatives Risk” below.

Credit and Counterparty Risk	A Fund could lose money if the issuer or guarantor of a fixed income security (including a security purchased with securities lending cash collateral) is unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings and a Fund holding a fixed income security is subject to the risk that the security’s credit rating will be downgraded. Securities issued by the U.S. Treasury historically have presented minimal credit risk. However, at least one major rating agency downgraded the long-term U.S. credit rating in 2011 due to the rising public debt burden and perception of greater policymaking uncertainty in the U.S. and have introduced greater uncertainty about the ability of the U.S. to repay its obligations. A further credit rating downgrade or a U.S. credit default could decrease the value and increase the volatility of the Fund’s investments, to the extent that the Fund has exposure to securities issued by the U.S. Treasury. Credit risk is particularly pronounced for below investment grade securities (also known as “high yield” or “junk” bonds.) See “High Yield Risk.”

Counterparty Risk.  A Fund is also subject to the risk that a counterparty to a derivatives contract, repurchase agreement, a loan of portfolio securities or an unsettled transaction may be unable or unwilling to make timely settlement payments or otherwise honor its obligations to the Fund. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for the Fund. Counterparty risk may be pronounced during unusually adverse market conditions and may be particularly acute in environments in which financial services firms are exposed to systemic risks of the type evidenced by the 2008 insolvency of Lehman Brothers and subsequent market disruptions.

Currency Risk	Funds that invest directly in foreign (non-U.S.) currencies, or in securities that trade in, or receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or non-U.S. governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s exposure to foreign currencies, including investments in foreign currency-denominated securities, may reduce the returns of the Fund. The local emerging market currencies in which a Fund may be invested from time to time may experience substantially greater volatility against the U.S. dollar than the major convertible currencies of developed countries.

Derivatives Risk	Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The derivatives that may be used by the Funds are discussed in more detail under “Characteristics and Risks of Securities and Investment Techniques—Derivatives” in this Prospectus and described in more detail under “Investment Objectives and Policies” in the Statement of Additional Information.

The Funds may (but are not required to) use derivatives as part of a strategy designed to reduce exposure to other risks, such as risks associated with changes in interest rates or currency risk. The Funds may also use derivatives for leverage, which increases opportunities for gain but also involves greater risk of loss due to leveraging risk, and to gain exposure to issuers, indices, sectors, currencies and/or geographic regions. A Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with

Prospectus	21

investing directly in securities and other traditional investments. A Fund investing in a derivative instrument could lose more than the principal amount invested, and the use of certain derivatives may subject a Fund to the potential for unlimited loss. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, market risk, credit and counterparty risk and management risk. As a seller of a credit default swap, a Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. See “Leveraging Risk.” Additionally, holding a position in a credit default swap could result in losses if the Fund does not correctly evaluate the creditworthiness of the company on which the credit default swap is based. To the extent a Fund writes call options on individual securities that it does not hold in its portfolio (i.e., “naked” call options), it is subject to the risk that a liquid market for the underlying security may not exist at the time an option is exercised or when the Fund otherwise seeks to close out an option position. Naked call options have speculative characteristics and the potential for unlimited loss. Derivatives also involve the risk of mispricing or improper valuation, the risk of ambiguous documentation, and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial or that, if used, such strategies will be successful.

Under recently adopted rules and regulations, transactions in some types of swaps (including interest rate swaps and credit default swaps on North American and European indices) are required to be centrally cleared. In a cleared derivatives transaction, a Fund’s counterparty is a clearing house, rather than a bank or broker. Since the Funds are not members of clearing houses and only members of a clearing house can participate directly in the clearing house, the Funds will hold cleared derivatives through accounts at clearing members. In cleared derivatives transactions, the Funds will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house.

Centrally cleared derivative arrangements may be less favorable to mutual funds than bilateral arrangements. For example, the Funds may be required to provide greater amounts of margin for cleared derivatives transactions than for bilateral derivatives transactions. Also, in contrast to bilateral derivatives transactions, following a period of notice to a Fund, a clearing member generally can require termination of existing cleared derivatives transactions at any time or increases in margin requirements above the margin that the clearing member required at the beginning of a transaction. Clearing houses also have broad rights to increase margin requirements for existing transactions or to terminate transactions at any time.

Other recent U.S. and non-U.S. legislative and regulatory reforms, including those related to the Dodd-Frank Wall Street Reform and Consumer Protection Act and the Investment Company Act of 1940 (the “1940 Act”) restrictions with respect to “senior securities,” have resulted in, and may in the future result in, new regulation of derivative instruments and the Funds’ use of such instruments. New regulations could, among other things, restrict a Fund’s ability to engage in derivative transactions (for example, by making certain types of derivative instruments or transactions no longer available to a Fund), establish new margin requirements and/or increase the costs of derivatives transactions, and the Fund may as a result be unable to execute its investment strategies in a manner its Manager might otherwise choose. The SEC has proposed a new rule related to certain aspects of derivatives use. As of the date for this Prospectus, whether, when and in what form this proposed rule will be adopted and its potential effects on the Funds are unclear.

Emerging Markets Risk	A Fund that invests in non-U.S. securities and/or currencies may experience more rapid and extreme changes in value than funds that invest exclusively in securities of U.S. issuers or securities that trade exclusively in U.S. markets. See “Non-U.S. Investment Risk” below. Non-U.S. investment risk may be particularly high to the extent that a Fund invests in emerging market securities, that is, securities of issuers tied economically to countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries.

Certain emerging market countries may impose restrictions on foreign investment and repatriation of investment income and capital. In addition, foreign investors, including the Funds, may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, nationalization or the creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. See “Currency Risk.” Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Emerging market securities may trade in more limited volume than comparable securities in developed foreign markets.

22	Allianz Multi-Strategy Funds

Emerging market securities may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security, all of which would negatively affect the Fund’s performance.

Funds may also be subject to Emerging Markets Risk if they invest in derivatives or other securities or instruments whose value or returns are related to the value or returns of emerging market securities.

The Funds may invest in some emerging markets through trading structures or protocols that subject them to risks such as those associated with illiquidity, custodying assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets. For example, the Funds may invest in certain eligible Chinese securities (“China A- shares”) listed and traded on the Shanghai Stock Exchange (“SSE”) through the Hong Kong—Shanghai Stock Connect (“Stock Connect”). Stock Connect is a securities trading and clearing program developed by the Hong Kong Stock Exchange (“SEHK”), SSE, Hong Kong Securities Clearing Company Limited and China Securities Depository and Clearing Corporation Limited for the establishment of mutual market access between SEHK and SSE that commenced operations in November 2014. Stock Connect is subject to regulations promulgated by regulatory authorities for both SSE and SEHK and further regulations or restrictions, such as trading suspensions, may adversely affect Stock Connect and the value of the China A-shares held by the Funds. There is no guarantee that the systems required to operate Stock Connect will function properly or will continue to be adapted to changes and developments in both markets or that both exchanges will continue to support Stock Connect in the future. In the event that the relevant systems do not function properly, trading through the Stock Connect program could be disrupted. While Stock Connect is not subject to individual investment quotas, daily and aggregate investment quotas apply to the aggregate volume on Stock Connect, which may restrict or preclude a Fund’s ability to invest in Stock Connect securities or to enter into or exit trades on a timely basis. In addition, Stock Connect securities generally may not be sold, purchased or otherwise transferred other than through Stock Connect in accordance with the program’s rules, which may further subject the Funds to liquidity risk with respect to China A-shares. A Fund may be restricted in its ability to dispose of its China A-shares purchased through Stock Connect in a timely manner. As an example, Stock Connect is generally available only on business days when both the SEHK and SSE are open. When either the SEHK or SSE is closed, a Fund will not be able to trade Stock Connect securities at a time that may otherwise be beneficial to trade. Additionally, the SSE may be open at a time when the Stock Connect program is not trading, with the result that prices of China A-shares may fluctuate at times when a Fund is unable to add to or exit its position. Because of the way in which China A-shares are held in Stock Connect, a Fund may not be able to exercise the rights of a shareholder and may be limited in its ability to pursue claims against the issuer of a security, and may suffer losses in the event the depository of the SSE becomes insolvent. Only certain China A-shares are eligible to be accessed through the Stock Connect program. Such securities may lose their eligibility at any time, in which case they presumably could be sold but could no longer be purchased through the Stock Connect program. Because the Stock Connect program is new, the actual effect on the market for trading China A-shares with the introduction of large numbers of foreign investors is unknown. Investments in China A-shares may not be covered by the securities investor protection programs of either exchange and, without the protection of such programs, will be subject to the risk of default by the broker. The limitations and risks described above with respect to Stock Connect are specific to that program; however, these and other risks may exist to varying degrees in connection with the Funds’ investments through other trading structures, protocols and platforms in other emerging markets.

Equity Securities Risk	Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities may take the form of shares of common stock of a corporation, membership interests in a limited liability company, limited partnership interests, or other forms of ownership interests. Equity securities also include, among other things, preferred stocks, convertible securities and warrants. The value of a company’s equity securities may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. The value of an equity security may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s equity securities may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates or adverse circumstances involving the credit markets. In addition, because a company’s equity securities rank junior in priority to the interests of bond holders and other creditors, a company’s equity securities will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. To the extent a Fund invests in equity-related instruments it will also be subject to these risks.

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The Funds may invest in equity securities of companies that their portfolio managers believe will experience relatively rapid earnings growth (growth securities) or that their portfolio managers believe are selling at a price lower than their true value (value securities). Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the value of growth securities may be more sensitive to changes in current or expected earnings than the value of other securities. Companies that issue value securities may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. If a portfolio manager’s assessment of a company’s prospects is wrong, or if the market does not recognize the value of the company, the price of its securities may decline or may not approach the value that the portfolio manager anticipates.

Fixed Income Risk	All of the Funds that invest in fixed income instruments are subject to interest rate risk. Changes in the market values of fixed income instruments are largely a function of changes in the current level of interest rates. The value of a Fund’s investments in fixed income instruments will typically change as the level of interest rates fluctuate. During periods of declining interest rates, the values of fixed income instruments are generally expected to rise. Conversely, during periods of rising interest rates, the values of fixed income instruments are generally expected to decline.

“Duration” is one measure of the expected life of a fixed income instrument that is used to determine the sensitivity of a security’s price to changes in interest rates. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Accordingly, funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with shorter average portfolio durations. As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration. Certain fixed-income funds can have “negative” duration profiles (which may be achieved through the use of derivatives or other means), meaning they tend to increase in value in response to an increase in interest rates. For these funds, a 1% increase in interest rates would tend to correspond to a 1% increase in value for every year of negative duration. Inflation-indexed securities, including Treasury Inflation Protected Securities (TIPs), decline in value when interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income instruments with similar durations. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Also, some portfolios (e.g., portfolios with mortgage-backed and other prepayable securities) have changing durations and may have increasing durations precisely when that is least advantageous (i.e., when interest rates are rising).

To the extent a Fund invests in securities that are particularly sensitive to fluctuations in prevailing interest rates, it will be subject to relatively high levels of interest rate risk. Such securities include various mortgage-related securities (e.g., the interest-only or “IO” class of a stripped mortgage-backed security) and “zero coupon” securities (fixed income instruments, including certain U.S. Government securities, that do not make periodic interest payments and are purchased at a discount from their value at maturity).

A Fund may invest in securities issued by U.S. Government agencies or government enterprises. Although some of these securities may be guaranteed as to the payment of principal or interest by the relevant enterprise or agency, others may not be guaranteed, and therefore may be riskier than securities guaranteed by the U.S. Treasury.

Focused Investment Risk

Focusing Fund investments in a small number of issuers, industries, foreign currencies or regions increases risk. Funds that are “non-diversified” because they may invest a significant portion of their assets in a relatively small number of issuers may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund’s net asset value (“NAV”). Similarly, certain underlying bond funds may have more risk because they may invest a substantial portion of their assets in bonds of similar projects or from issuers of the same status. Some of those issuers also may present substantial credit or other risks. Diversified funds that invest in a relatively small number of issuers are subject to similar risks. In addition, the Funds may be subject to increased risk to the extent they focus their investments in securities denominated in a particular foreign currency or in a narrowly defined geographic area, for example, regional economic risks relating to weather emergencies and natural disasters. Similarly, a Fund that focuses its investments in a certain type of issuer is particularly vulnerable to events affecting such type of issuer. Also, a Fund may have greater risk to the extent it invests a substantial portion of its assets in a group of related industries (or “sectors”). The industries comprising any particular sector and investments in a particular foreign currency or in a narrowly defined geographic area outside the United States may share common characteristics, are often subject to similar business risks and regulatory burdens, and react similarly to economic, market, political or other developments. Furthermore, certain issuers, industries and regions may be adversely

24	Allianz Multi-Strategy Funds

affected by the impacts of climate change on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change. Funds that focus investments of their assets in a particular industry or group of related industries (e.g., the AllianzGI Preferred Securities and Income Fund) are subject, and have heightened exposure, to the risks factors particular to each such industry as described below and under “Characteristics and Risks of Securities and Investment Techniques—Industry Focus.”

Financial-Related Companies Risk:  The AllianzGI Preferred Securities and Income Fund focuses its investments in the financials sector and will be subject to the risks associated with that sector, including changes in legislation and regulations applicable to financial institutions and financial markets, increased competition, adverse changes in government economic policies or general economic conditions and unfavorable interest rates. Rule 12d3-1 under the 1940 Act limits the extent to which a fund may invest in the securities of a company engaged in broker-dealer, underwriting or investment management activities (collectively, “securities-related activities”). Specifically, a fund may purchase securities of an issuer that derived more than 15% of its gross revenues in its most recent fiscal year from securities-related activities only subject to the following conditions: (1) the purchase cannot cause more than 5% of the fund’s total assets to be invested in securities of the issuer; (2) for any equity security, the purchase cannot result in the fund owning more than 5% of the issuer’s outstanding securities in that class; and (3) for any debt security, the purchase cannot result in the fund owning more than 10% of the outstanding principal amount of the issuer’s debt securities. This rule may limit the ability of the AllianzGI Preferred Securities and Income Fund to gain the exposure it seeks to financial-related companies.

High Yield Risk	A Fund that invests in high yield securities and unrated securities of similar credit quality (sometimes referred to as “high yield securities” or “junk bonds”) may be subject to greater levels of credit and liquidity risk than a fund that does not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce a Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, a Fund may lose its entire investment. Because of the risks involved in investing in high yield securities, an investment in a Fund that invests in such securities should be considered speculative. The debt instruments of many non-U.S. governments, including their agencies, sub-divisions and instrumentalities, are below investment grade, and are therefore considered high yield instruments.

Interest Rate Risk	Interest rate risk is the risk that fixed income securities’ valuations will change because of changes in interest rates. During periods of rising nominal interest rates, the values of fixed income instruments are generally expected to decline. Conversely, during periods of declining nominal interest rates, the values of fixed income instruments are generally expected to rise. To the extent that a Fund effectively has short positions with respect to fixed income instruments, the values of such short positions would generally be expected to rise when nominal interest rates rise and to decline when nominal interest rates decline. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. The values of equity and other non-fixed income securities may also decline due to fluctuations in interest rates.

Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. Inverse floating rate securities may decrease in value if interest rates increase. Inverse floating rate securities may also exhibit greater price volatility than a fixed rate obligation with similar credit quality. When a Fund holds variable or floating rate securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the NAV of the Fund’s shares.

When interest rates are low relative to historic levels, Funds that hold fixed income securities may face elevated exposure to the risks associated with increases in interest rates, including increases triggered by governments or central banking authorities. For example, the Federal Reserve Board concluded its quantitative easing program and, in December 2015, raised interest rates for the first time since 2006, actions that may have placed the Funds at elevated risks associated with rising interest rates. Funds whose portfolios include longer-duration securities may face higher risks associated with rising interest rates than Funds whose portfolios include shorter-duration securities. The reduction in dealer market-making capacity in the fixed income markets that has occurred in recent years has the potential to decrease liquidity.

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Issuer Risk	The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services as well as the historical and prospective earnings of the issuer and the value of its assets.

Leveraging Risk	Leverage, including borrowing, will cause the value of a Fund’s shares to be more volatile than if the Fund did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund’s portfolio securities. The Funds may engage in transactions or purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, or the use of when-issued, delayed-delivery or forward commitment transactions. The use of derivatives and short sales may also involve leverage. The use of leverage may cause a Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. Certain types of leveraging transactions, such as short sales that are not “against the box,” could theoretically be subject to unlimited losses in cases where a Fund, for any reason, is unable to close out the transaction. In addition, to the extent a Fund borrows money, interest costs on such borrowings may not be recovered by any appreciation of the securities purchased with the borrowed amounts and could exceed the Fund’s investment returns, resulting in greater losses.

Liquidity Risk	Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing a Fund from purchasing or selling such illiquid securities at an advantageous time or price, or possibly requiring a Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations or possibly delaying the redemption of Fund shares. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, non-U.S. securities, Rule 144A securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. In such cases, a Fund, due to limitations on investments in illiquid securities and the difficulty in purchasing and selling such securities or instruments, may be unable to achieve its desired level of exposure to a certain issuer or sector. Additional legislative or regulatory actions to address perceived liquidity or other issues in markets generally, or in particular markets such as the fixed income securities markets and municipal securities markets, may alter or impair the Funds’ ability to pursue their investment objectives or utilize certain investment strategies and techniques.

Management Risk	Each Fund is subject to management risk because it is an actively managed investment portfolio. The Manager and the individual portfolio managers will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.

To the extent the portfolio managers employ quantitative models, whether proprietary or maintained by third parties, there can be no assurance that such models will behave as expected in all market conditions, including due to deviations between expected and actual relationships among variables. Any imperfections, errors, or limitations in such models could affect a Fund’s performance. By necessity, such models make simplifying assumptions that limit their effectiveness. In addition, the computer programming used to construct, or the data employed by, quantitative models may contain errors, which may cause losses for the Fund or reduce performance. In the event third-party models become increasingly costly or unavailable, the portfolio managers may be forced to rely on proprietary models or to reduce or discontinue their use of quantitative models.

The Funds are also subject to the risk that deficiencies in the operational systems or controls of the Manager or another service provider will cause losses for the Funds or hinder Fund operations. For example, trading delays or errors (both human and systemic) could prevent a Fund from purchasing a security expected to appreciate in value. Additionally, legislative, regulatory, or tax developments may affect the investment techniques available to the Manager and each individual portfolio manager in connection with managing the Funds and may also adversely affect the ability of the Funds to achieve their investment objectives.

To the extent portfolio managers employ strategies that are not correlated to broader markets, or that are intended to seek returns under a variety of market conditions (such as managed volatility strategies), a Fund may outperform the general securities market during periods of flat or negative market performance, and underperform the securities market during periods of strong market performance.

The portfolio managers attempt to identify asset classes and sub-classes represented by investments that will provide consistent, quality performance for each Fund, but there is no guarantee that a portfolio manager’s allocation techniques will produce the desired results. It is possible that a portfolio manager will focus on asset

26	Allianz Multi-Strategy Funds

classes and other investments that perform poorly or underperform other available funds under various market conditions

Market Risk	The market prices of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. To the extent a Fund invests substantially in common stocks and/or other equity securities, a principal risk of investing in the Fund is that the investments in its portfolio will decline in value due to factors affecting securities markets generally or particular industries or sectors represented in those markets. The values of securities may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, adverse changes to credit markets or adverse investor sentiment generally. They may also decline due to factors that disproportionately affect a particular industry, group of related industries or sector, such as labor shortages or increased production costs and competitive conditions within an industry or sector. The market price of fixed income securities, as well as equity securities and other types of investments, may decline due to changes in interest rates or other factors affecting the applicable markets generally. Equity securities generally have greater price volatility than fixed income securities, although under certain market conditions fixed income securities may have comparable or greater price volatility. During a general downturn in securities markets, multiple asset classes may decline in value simultaneously.

The Funds are subject to the risk that geopolitical and other events will disrupt securities markets, adversely affect global economies and markets and thereby decrease the value of the Funds’ investments. The wars in Iraq and Afghanistan have had a substantial effect on the economies and securities markets of the U.S. and other countries. Terrorism in the U.S. and around the world has had a similar global impact and has increased geopolitical risk. The terrorist attacks on September 11, 2001 resulted in the closure of some U.S. securities markets for four days, and similar attacks are possible in the future. Securities markets may be susceptible to market manipulation (e.g., the potential manipulation of the London Interbank Offered Rate (LIBOR)) or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the value of investments traded in these markets, including investments of the Funds. While the U.S. government has historically honored its credit obligations, it remains possible that the U.S. could default on its obligations. While it is impossible to predict the consequences of such an unprecedented event, it is likely that a default by the U.S. would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of the Funds’ investments. Similarly, political events within the U.S. at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of many Fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets. The uncertainty surrounding the sovereign debt of a significant number of European Union countries, as well as the status of the Euro, the European Monetary Union and the European Union itself, has disrupted and may continue to disrupt markets in the U.S. and around the world. The risks associated with investments in Europe may be heightened due to the approval by citizens of the United Kingdom, in June 2016, of a referendum to leave the European Union. Significant uncertainty remains in the market regarding the ramifications of that development, and the range and potential implications of possible political, regulatory, economic and market outcomes are difficult to predict. If the United Kingdom’s exit from the European Union is consummated, or if one or more additional countries leave the European Union, or the European Union partially or completely dissolves, the world’s securities markets may be significantly disrupted and adversely affected. Substantial government interventions (e.g., currency controls) also could negatively impact the Funds. War, terrorism, economic uncertainty, and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as the earthquake and tsunami in Japan in early 2011, and systemic market dislocations of the kind surrounding the insolvency of Lehman Brothers in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Funds’ investments. During such market disruptions, the Funds’ exposure to the risks described elsewhere in this “Summary of Principal Risks” section will likely increase. Market disruptions, including sudden government interventions, can also prevent the Funds from implementing their investment programs for a period of time and achieving their investment objectives. For example, a market disruption may adversely affect the orderly functioning of the securities markets and may cause the Funds’ derivatives counterparties to discontinue offering derivatives on some underlying commodities, securities, reference rates, or indices, or to offer them on a more limited basis. To the extent a Fund has focused its investments in the securities index of a particular region, adverse geopolitical and other events could have a disproportionate impact on the Fund.

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Mortgage-Related and Other Asset- Backed Risk	The Funds may invest in a variety of mortgage-related and other asset-backed securities, which are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed-rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed-rate mortgage-related securities may involve special risks relating to unanticipated rates of prepayment on the mortgages underlying the securities. This is known as prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Fund because the Fund may have to reinvest that money at the lower prevailing interest rates. The Funds’ investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

The market for mortgage-backed and other asset-backed securities has recently experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined. There can be no assurance that these markets will become more liquid or less volatile, and it is possible that the value of these securities could decline further.

Commercial mortgage-backed securities.  CMBS are associated with the risks generally applicable to debt securities and mortgage-related and other asset-backed securities, as well as certain additional risks. CMBS depend on cash flows generated by underlying mortgage loans on commercial real property, and can be significantly affected by changes in interest rates, the availability of real estate financing, the creditworthiness of the originators of the underlying assets, the value of underlying real estate assets and trends in commercial real estate markets generally. If borrowers are not able or willing to make loan payments, payments on the related CMBS will likely be adversely affected. Additionally, CMBS may be less liquid and exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Subordinated classes of CMBS involve greater credit risk, interest rate risk, and prepayment risk, tend to be less liquid and may be more difficult to value than classes of CMBS that are not subordinated.

Non-U.S. Investment Risk	A Fund that invests in non-U.S. securities may experience more rapid and extreme changes in value than Funds that invest exclusively in securities of U.S. issuers or securities that trade exclusively in U.S. markets. The securities markets of many non-U.S. countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of non-U.S. securities are often not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of non-U.S. countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, market disruption, political changes, security suspensions or diplomatic developments could adversely affect a Fund’s investments in a non-U.S. country. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in non-U.S. securities. To the extent that a Fund invests a significant portion of its assets in a particular currency or geographic area, the Fund will generally have more exposure to regional economic risks, including weather emergencies and natural disasters. For example, to the extent a Fund may invest more than 25% of its assets in particular countries, the Fund may be subject to increased risks due to political, economic, social or regulatory events in those countries. Adverse developments in certain regions can also adversely affect securities of other countries whose economies appear to be unrelated. In addition, a Fund’s investments in non-U.S. securities may be subject to withholding and other taxes imposed by countries outside the U.S., which could reduce the return on an investment in a Fund.

Preferred Securities Risk

Generally, preferred security holders have no or limited voting rights with respect to the issuing company. In addition, preferred securities may be subordinated to bonds and other debt instruments in a company’s capital structure and therefore may be subject to greater credit risk than those debt instruments. Dividend payments on a preferred security may have to be declared by the issuer’s board of directors. An issuer’s board of directors is generally not under any obligation to pay a dividend (even if such dividends have accrued), and may suspend payment of dividends on preferred securities at any time. Therefore, in the event an issuer of preferred securities experiences economic difficulties, the issuer’s preferred securities may lose substantial value due to the reduced likelihood that the issuer’s board of directors will declare a dividend and the fact that the preferred security may be subordinated to other securities of the same issuer. Further, because many preferred securities pay dividends at a fixed rate, their market price can be sensitive to changes in interest rates in a manner similar to bonds—that is, as interest rates rise, the value of the preferred securities held by a Fund are likely to decline. Therefore, to the extent that a Fund invests a substantial portion of its assets in fixed rate preferred securities, rising interest rates may cause the value of the Fund’s investments to decline significantly. In addition, because many preferred securities allow holders to convert the preferred securities into common stock of the issuer, their market price can be sensitive to changes in the value of the issuer’s common stock and, therefore, declining common stock

28	Allianz Multi-Strategy Funds

values may also cause the value of a Fund’s investments to decline. Preferred securities often have call features which allow the issuer to redeem the security at its discretion. The redemption of a preferred security having a higher than average yield may cause a decrease in a Fund’s yield. Certain preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S. Government securities.

Turnover Risk	A change in the securities held by a Fund is known as “portfolio turnover.” Higher portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed as ordinary income when distributed to individual shareholders), and may adversely impact a Fund’s after-tax returns. The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

Variable Distribution Risk	Because securities held by a Fund may have variable or floating interest rates, the amounts of the Fund’s periodic distributions to shareholders may vary with fluctuations in market interest rates. Generally, when market interest rates fall, the amount of the distributions to shareholders will likewise decrease.

Additional Risks of Investing in the Funds	In addition to the risks described above, the Funds are newly formed and therefore have no history for investors to evaluate. Also, it is possible that because the Funds are newer and smaller-sized, the Funds may invest in securities offered in initial public offerings and other types of transactions (such as private placements) which, because of the Funds’ size, have a disproportionate impact on the Funds’ performance results. The Funds would not necessarily have achieved the same performance results if their aggregate net assets had been greater.

Prospectus	29

Portfolio Holdings

A description of the Trust’s policies and procedures with respect to the disclosure of the Funds’ portfolio holdings, together with additional information about portfolio holdings disclosure, is available in the Trust’s Statement of Additional Information. In addition, the Manager will post each Fund’s portfolio holdings information on the Funds’ website at https://us.allianzgi.com. The Funds’ website will contain each Fund’s complete schedule of portfolio holdings as of the relevant month end. The information will be posted approximately thirty (30) calendar days after the relevant month’s end, and such information will remain accessible on the website until the Trust files its Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Trust’s policies with respect to the disclosure of portfolio holdings are subject to change without notice.

30	Allianz Multi-Strategy Funds

Prior Related Performance Information of Related Funds

The Funds were recently organized and have little or no performance record of their own.

Prior related performance information of a fund similar to AllianzGI Core Bond Fund.  Prior to joining AllianzGI U.S., Mr. Pappo was Lead Portfolio Manager of the Columbia Bond Fund from January 2011 through November 10, 2017. As Lead Portfolio Manager of the Columbia Bond Fund, Mr. Pappo had, as he does for AllianzGI Core Bond Fund, full discretionary authority over the selection of investments for, and was, as he is for AllianzGI Core Bond Fund, primarily responsible for the day-to-day management of, that fund. Mr. Pappo managed the Columbia Bond Fund with substantially similar objectives, policies and strategies to those of the AllianzGI Core Bond Fund. The average annual total returns (%) of Class Z shares of the Columbia Bond Fund for the one-year periods ended October 31 compared with the performance of the Bloomberg Barclays U.S. Aggregate Bond Index, as reported in the Columbia Bond Fund’s certified semi-annual shareholder reports, were:

Year	Columbia Bond Fund	Bloomberg Barclays U.S. Aggregate Bond Index
2017	1.35%	0.90%
2016	5.61%	4.37%
2015	1.37%	1.96%
2014	3.83%	4.14%
2013	-2.37%	-1.08%
2012	7.08%	5.25%

All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on distributions or on the redemption of shares. Performance results reflect the effect of any fee waivers or reimbursements of expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All returns shown are net of all fees charged to shareholders. As disclosed in its prospectus dated September 1, 2017, Class Z of the Columbia Bond Fund had total annual fund operating expenses after fee waivers and/or expense reimbursements of 0.61% of average daily net assets. The total annual fund operating expenses after expense reductions of the Institutional Class, Class R6 and Class P shares of the AllianzGI Core Bond Fund are 0.25%, 0.20% and 0.30% of average daily net assets, respectively.

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities and commercial mortgage-backed securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Columbia Bond Fund may not have matched those in an index.

Historical performance is not indicative of future performance. Although the AllianzGI Core Bond Fund’s objectives, policies and strategies are substantially similar to those of the Columbia Bond Fund during the periods above, the Columbia Bond Fund is a separate fund and its historical performance is not indicative of the future performance of the AllianzGI Core Bond Fund.

Prior related performance information of a fund similar to AllianzGI Core Plus Bond Fund.  Prior to joining AllianzGI U.S., Mr. Pappo was Lead Portfolio Manager of the Columbia Total Return Bond Fund from March 2005 through November 10, 2017. As Lead Portfolio Manager of the Columbia Total Return Bond Fund, Mr. Pappo had, as he does for AllianzGI Core Plus Bond Fund, full discretionary authority over the selection of investments for, and was, as he is for AllianzGI Core Plus Bond Fund, primarily responsible for the day-to-day management of, that fund. Mr. Pappo managed the Columbia Total Return Bond Fund with substantially similar objectives, policies and strategies to those of the AllianzGI Core Plus Bond Fund. The average annual total returns (%) of Class Z shares of the Columbia Total Return Bond Fund for the one-year periods ended October 31, or, for the years 2011 and prior, the one-year periods ended September 30, compared with the performance of the Bloomberg Barclays U.S.

Prospectus	31

Aggregate Bond Index, as reported in the Columbia Total Return Bond Fund’s certified semi-annual shareholder reports, were:

Year	Columbia Total Return Bond Fund(1)	Bloomberg Barclays U.S. Aggregate Bond Index
2017	1.80	0.90
2016	5.93	4.37
2015	1.51	1.96
2014	4.26	4.14
2013	-1.51	-1.08
2012	8.10	5.25
2011(2)	4.42	5.26
2010	10.78	8.16
2009	16.01	10.56
2008	-3.65	3.65
2007	4.45	5.14
2006	3.76	3.67

(1)	Effective February 19, 2016, the fund changed its name from Columbia Intermediate Bond Fund to Columbia Total Return Bond Fund.
(2)

In 2012, the Board of Trustees of the fund approved the change of the fund’s fiscal year from March 31 to April 30. Results shown for the years ending in 2011 and the years prior are for the one-year periods ended September 30.

All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on distributions or on the redemption of shares. Performance results reflect the effect of any fee waivers or reimbursements of expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All returns shown are net of all fees charged to shareholders. As disclosed in its prospectus dated September 1, 2017, Class Z of the Columbia Total Return Bond Fund had total annual fund operating expenses after fee waivers and/or expense reimbursements of 0.61% of average daily net assets. The total annual fund operating expenses after expense reductions of the Institutional Class, Class R6 and Class P shares of the AllianzGI Core Plus Bond Fund are 0.30%, 0.25% and 0.35% of average daily net assets, respectively.

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities and commercial mortgage-backed securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Columbia Total Return Bond Fund may not have matched those in an index.

Historical performance is not indicative of future performance. Although the AllianzGI Core Plus Bond Fund’s objectives, policies and strategies are substantially similar to those of the Columbia Total Return Bond Fund during the periods above, the Columbia Total Return Bond Fund is a separate fund and its historical performance is not indicative of the future performance of the AllianzGI Core Plus Bond Fund.

32	Allianz Multi-Strategy Funds

Management of the Funds

Investment Manager	Allianz Global Investors U.S. LLC (“AllianzGI U.S.” or the “Manager”) serves as the investment manager for each Fund. In this capacity, the Manager provides investment advisory and certain administrative services to the Funds. Subject to the supervision of the Trust’s Board of Trustees, the Manager is responsible for managing, either directly or through others selected by it, the investment activities of the Funds and the Funds’ business affairs and other administrative matters.

With respect to the Funds, the Manager has full investment discretion and makes all determinations with respect to the investment of a Fund’s assets, subject to the general supervision of the Board of Trustees. The following provides summary information about the Manager.

Allianz Global Investors U.S. LLC	1633 Broadway New York, NY 10019 600 West Broadway San Diego, CA 92101 555 Mission Street, Suite 1700 San Francisco, CA 94105

The Manager is located at 1633 Broadway, New York, New York 10019. Organized in 2000, the Manager provides investment management and advisory services to open-end mutual funds and closed-end funds. The Manager is a wholly-owned indirect subsidiary of Allianz Asset Management of America L.P. (“Allianz”) and of Allianz SE, a publicly-traded European insurance and financial services company. As of December 31, 2017, the Manager had approximately $108.6 billion in assets under management.

The Manager may retain both non-affiliates and affiliates to provide various administrative and other services required by the Funds.

In addition to the advisory-related services noted above, AllianzGI U.S. also provides administration and legal/compliance oversight services, as well as global client service, marketing and sales support.

The following provides additional information about the individual portfolio manager(s) who are either individually or jointly and primarily responsible for managing the Funds’ investments. For each Fund, the Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities of the Funds they manage. Employees of AllianzGI U.S. affiliates outside the US may participate in the management of the Funds as “associated persons” of AllianzGI U.S. under the firm’s compliance oversight, in accordance with SEC guidance as to so-called “participating affiliate” arrangements. These associated persons may, on behalf of AllianzGI U.S., provide discretionary investment management services, research and related services to the Funds.

Allianz Fund	Portfolio Managers	Since	Recent Professional Experience
AllianzGI Core Bond Fund	Carl W. Pappo, Jr., CFA (lead)	2018 (Inception)	Mr. Pappo is CIO US Fixed Income with Allianz Global Investors, which he joined in 2017. As the leader of the US Fixed Income team, his responsibilities include chairing the core strategy team (which sets portfolio risk allocations) and acting as lead portfolio manager for a number of strategies. Mr. Pappo has 25 years of investment-industry experience. He previously worked at Columbia Threadneedle Investments, where he was head of the core fixed-income team; earlier at the firm, he lead the credit team and the investment grade research team. Before that, Mr. Pappo worked at Fleet Investment Advisors where he managed taxable fixed-income funds and institutional portfolios. He began his career as a corporate bond trader. Mr. Pappo has a B.S. in accounting from Babson College. He is a CFA charterholder.

	Stephen J. Sheehan, CFA	2018 (Inception)	Mr. Sheehan is a portfolio manager and a vice president with Allianz Global Investors, which he joined in 2017. As a member of the US Fixed Income team and a credit sector specialist, his responsibilities include portfolio management, corporate credit research and trading. Mr. Sheehan has eight years of investment-industry experience. He previously worked at Columbia Threadneedle Investments, where he had portfolio management, research and trading roles; during this time he managed a range of intermediate and long-term fixed-income portfolios. Mr. Sheehan has an A.B. in economics from Harvard College. He is a CFA charterholder.

	Michael W. Zazzarino	2018 (Inception)	Mr. Zazzarino is a senior portfolio manager and a director with Allianz Global Investors, which he joined in 2017. As a member of the US Fixed Income team and a structured specialist, his responsibilities include portfolio management, structured research and trading. Mr. Zazzarino has 29 years of investment-industry experience. He was previously a portfolio manager at Columbia Threadneedle Investments; he was also lead strategist of structured products for the core fixed-income team at the firm. Before that, Mr. Zazzarino was a senior portfolio manager at US Trust, and a portfolio manager, analyst and trader at both Brown Brothers Harriman and Eastbridge Capital. He has a B.S. in mechanical engineering from Lafayette College and an M.B.A. in finance from Columbia Business School.

Prospectus	33

Allianz Fund	Portfolio Managers	Since	Recent Professional Experience

AllianzGI Core Plus Bond Fund	Carl W. Pappo, Jr., CFA (lead)	2018 (Inception)	See above.

	Stephen J. Sheehan, CFA	2018 (Inception)	See above.

	Michael W. Zazzarino	2018 (Inception)	See above.

AllianzGI Preferred Securities and Income Fund	Carl W. Pappo, Jr., CFA (lead)	2018 (Inception)	See above.

	Willow B. Piersol, CFA	2018 (Inception)	Ms. Piersol is a portfolio manager, a senior analyst and a director with Allianz Global Investors, which she joined in 2017. As a member of the US Fixed Income team and a credit sector specialist, her responsibilities include portfolio management and corporate credit research. Ms. Piersol has 20 years of investment-industry experience. She was previously a senior corporate credit analyst at Columbia Threadneedle Investments. Before that, Ms. Piersol was a credit analyst and senior portfolio analyst at Putnam Investments; she was also a fixed-income analyst, trader and a fund manager at BankBoston. Ms. Piersol has a B.A. and an M.A. from Boston University. She is a CFA charterholder.

Management Fees	Each Fund pays a monthly management fee to the Manager in return for managing the investment activities of the Fund and the Fund’s business affairs and other administrative matters. Subject to the expense limitations described below under “Expense Limitations,” in addition to the fees of the Manager, each Fund pays all other costs and expenses of its operations, including, without limitation, compensation of its Trustees (other than those affiliated with the Manager), custodial expenses, shareholder servicing expenses, transfer agency expenses, sub-transfer agency expenses, dividend disbursing expenses, legal fees, expenses of an independent registered public accounting firm, expenses of preparing, printing and distributing proxy statements and reports to governmental agencies, and taxes, if any.

The Funds are newly formed, and as a result, management fees paid to the Manager during the most recently completed fiscal year are not available. For the current fiscal year, the Funds will pay monthly management fees to the Manager at the following annual rates (stated as a percentage of the average daily net assets of each Fund taken separately):

Allianz Multi-Strategy Fund Management Fees	Management Fees
AllianzGI Core Bond Fund	0.25%
AllianzGI Core Plus Bond Fund	0.30%
AllianzGI Preferred Securities and Income Fund	0.45%

A discussion regarding the basis for the initial approval by the Board of Trustees of the investment management agreement between Allianz Global Investors U.S. LLC and each Fund will be available in the Funds’ initial shareholder report.

Expense Limitation Arrangements	The Manager has contractually agreed to expense limitation arrangements as specified under “Fees and Expenses of the Fund” in the Fund Summary of each Fund. Specifically, the Manager will waive its Management Fee or reimburse each Fund until the date indicated to the extent that Total Annual Fund Operating Expenses including the payment of organizational expenses, but excluding interest, tax and extraordinary expenses, Acquired Fund Fees and Expenses (as calculated in accordance with the 1940 Act), and certain credits and other expenses, including custodial credits, transfer agency credits and expense offset arrangements, exceed the amount specified for each share class of the Fund as a percentage of average net assets. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit in effect at the time of such waiver/reimbursement or recoupment. The Expense Limitation Agreement is terminable by the Trust upon 90 days’ prior written notice to the Manager or at any time by mutual agreement of the parties.

Distributor	The Trust’s distributor is Allianz Global Investors Distributors LLC (“AGID” or the “Distributor”), an indirect subsidiary of Allianz, the Manager’s parent company. The Distributor, located at 1633 Broadway, New York, New York 10019, is a broker-dealer registered with the SEC and a member of the Financial Industry Regulatory Authority (“FINRA”).

34	Allianz Multi-Strategy Funds

Classes of Shares

The Trust offers investors Institutional Class, Class R6 and Class P shares of the Funds in this Prospectus. Each class of shares is subject to different types and levels of sales charges (if applicable) and other fees than the other classes and bears a different level of expenses.

Before purchasing shares of the Funds directly, an investor should inquire about the other classes of shares offered by the Trust and particular Funds. As described herein, each class of shares has particular investment eligibility criteria and is subject to different types and levels of charges, fees and expenses than the other classes. An investor who owns Institutional Class, Class R6 or Class P shares may call the Distributor at 1-800-498-5413.

Subject to eligibility, the class of shares that is best for you depends upon a number of factors, including the amount and the intended length of your investment. Some of the share classes are generally subject to a higher level of operating expenses than other share classes due to the additional service and/or distribution fees paid by such shares as described below. The share classes that are not subject to these expenses, or that are subject to lower expenses, will generally pay higher dividends and have a more favorable investment return. Only certain investors may purchase Institutional Class, Class R6 and Class P shares. The following summarizes key information about each class to help you make your investment decision, including the various expenses associated with each class and the payments made to financial intermediaries for distribution and other services. More extensive information about the Trust’s multi-class arrangements is included in the Statement of Additional Information, which can be obtained free of charge from the Distributor.

Institutional Class, Class R6 and Class P Shares	The Funds do not charge any sales charges (loads) or other fees in connection with purchases, sales (redemptions) or exchanges of Institutional Class, Class R6 or Class P shares of the Funds offered in this Prospectus.

Institutional Class shares are offered primarily for direct investment by investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations, corporations and high net worth individuals. Institutional Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to their customers’ investments in the Funds.

Class P shares are offered primarily through certain asset allocation, wrap fee and other similar programs offered by broker-dealers and other intermediaries, and each Fund pays service fees to these entities for services they provide to Class P shareholders. Class P shares may also be offered for direct investment by other investors such as pension and profit sharing plans, employee benefit trusts and plan alliances, endowments, foundations, corporations and high net worth individuals.

With respect to Institutional Class shares, pension and profit-sharing plans, employee benefit trusts and employee benefit plan alliances and “wrap account” programs established with broker-dealers or financial intermediaries may purchase shares of either class only if the plan or program for which the shares are being acquired will maintain an omnibus or pooled account for each Fund.

Class R6 shares are continuously offered to specified benefit plans and other eligible investors. See “Buying Shares—Class R6 Shares” below.

Exchanges	As described and subject to any limits in “How to Buy and Sell Shares—Exchanging Shares,” a shareholder may exchange shares of any Fund for shares of the same class of any other series of the Trust that is available for investment or any series of Allianz Funds that is available for investment, on the basis of their respective NAVs.

Shares of one class of a Fund may be exchanged, at a shareholder’s option, directly for shares of another class of the same Fund (an “intra-Fund exchange”), subject to the terms and conditions described below and to such other fees and charges as set forth in the Prospectus, provided that the shareholder for whom the intra-Fund exchange is being requested meets the eligibility requirements of the class into which such shareholder seeks to exchange. Additional information regarding the eligibility requirements of different share classes, including investment minimums and intended distribution channels, is provided under “Distribution of Trust Shares” in the Statement of Additional Information, and/or in this Prospectus. Shares of a Fund will be exchanged for shares of a different class of the same Fund on the basis of their respective NAVs. Ongoing fees and expenses incurred by a given share class will differ from those of other share classes, and a shareholder receiving new shares in an intra-Fund exchange may be subject to higher or lower total expenses following such exchange. Shareholders should consult their tax advisers as to the federal, state and local or non-U.S. tax consequences of an intra-Fund exchange.

Prospectus	35

Service Fees and Arrangements with Service Agents	•

Service Fees—Class P Shares.  The Trust has adopted an Administrative Services Plan for Class P shares of the Funds. The Plan allows a Fund to use its Class P assets to pay financial intermediaries that provide services relating to Class P shares. The Administrative Services Plan permits payments for the provision of certain administrative, recordkeeping and other services to Class P shareholders. The Plan permits a Fund to make service fee payments at an annual rate of up to 0.10% of the Fund’s average daily net assets attributable to its Class P shares. Because these fees are paid out of a Fund’s Class P assets on an ongoing basis, over time they will increase the cost of an investment in Class P shares.

•

Arrangements with Service Agents—Institutional Class and Class P Shares.  Institutional Class and Class P shares of the Funds may be offered through certain brokers and financial intermediaries (“service agents”) that have established a shareholder servicing relationship with respect to the Trust on behalf of their customers. Service agents may impose additional or different conditions than the Trust on purchases, redemptions or exchanges of Fund shares by their customers. Service agents may also independently establish and charge their customers transaction fees, account fees and other amounts in connection with purchases, sales and redemptions of Fund shares in addition to any fees charged by the Trust. These additional fees may vary over time and would increase the cost of the customer’s investment and lower investment returns. Each service agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases, redemptions and exchanges. Shareholders who are customers of service agents should consult their service agents for information regarding these fees and conditions. Among the service agents with whom the Trust may enter into a shareholder servicing relationship are firms whose business involves or includes investment consulting, or whose parent or affiliated companies are in the investment consulting business, that may recommend that their clients utilize the Manager’s investment advisory services or invest in the Funds or in other products sponsored by the Manager and its affiliates.

For Class P shares, the Manager may make arrangements for the Funds to make payments, directly or through the Manager or its affiliate, for providing certain sub-transfer agency and related administrative services with respect to Class P shares of the Funds held through such service agents, including, without limitation, the following services: receiving, aggregating and processing purchase, redemption and exchange orders at the service agent level; furnishing shareholder sub-accounting; providing and maintaining elective services with respect to Class P shares such as check writing and wire transfer services; providing and maintaining pre-authorized investment plans; communicating periodically with shareholders; acting as the sole shareholder of record and nominee for holders of Class P shares; maintaining accounting records for shareholders; answering questions and handling correspondence from shareholders about their accounts; issuing confirmations for transactions by shareholders; and performing similar account administrative services. These payments are made to financial intermediaries selected by the Manager and/or its affiliates. The actual services provided, and the payments made for such services, may vary from firm to firm. For these services, each Fund may pay an annual fee of up to 0.10% of the value of the assets in the relevant accounts. In the event the Distributor provides similar services to certain Class P shareholders, it may receive service agent fees under the Administrative Services Plan for Class P shares. The Manager and/or its affiliates may make payments to service agents for the services described in this paragraph on top of the 0.10% that each Fund may pay to such agents. The aggregate rate of such payments by a Fund and the Manager and/or its affiliates with regard to Class P shares may vary from service agent to service agent and, in certain circumstances, may exceed 0.10% per annum for any individual service agent. These amounts would be in addition to amounts paid by the Funds to the Trust’s transfer agents or other service providers as well as in addition to amounts described under “Payments to Financial Firms” below. The Manager and its affiliates rely primarily on contractual arrangements with the service agents to verify whether they are providing the services for which they are receiving such payments. Although the Manager and its affiliates do not audit such service agents, they may make periodic information requests to verify certain information about the services provided.

•

Payments to Service Agents and Financial Firms—Class R6.  No dealer compensation is paid from Fund assets on sales of Class R6 shares. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees, or make payments to financial intermediaries to assist in the Distributor’s efforts to promote the sale of a Fund’s shares, sometimes referred to as “revenue sharing.” None of the Funds, the Distributor or the Manager makes any type of administrative or service payments to financial intermediaries in connection with investment in Class R6 shares.

This Prospectus should be read in connection with a financial firm’s (as defined below) materials regarding its fees and services.

36	Allianz Multi-Strategy Funds

Payments to Financial Firms	Some or all of the sales charges, distribution fees and servicing fees described above are paid or “reallowed” to the broker, dealer, financial advisor, insurance company or bank (collectively, “financial firms”) through which a shareholder purchases shares. Payments are made to financial firms selected by the Distributor, the Manager or their affiliates (for purposes of this subsection only, collectively, the “Distributor”). Please see the Statement of Additional Information for more details. A financial firm is one that, in exchange for compensation, sells, among other products, mutual fund shares (including the shares offered in this Prospectus) or provides services for mutual fund shareholders.

In addition, the Distributor from time to time makes additional payments such as cash bonuses or provides other incentives to selected financial firms as compensation for services such as, without limitation, providing the Funds with “shelf space” or a higher profile for the financial firms’ financial consultants and their customers, placing the Funds on the financial firms’ preferred or recommended fund list, granting the Distributor access to the financial firms’ financial consultants, providing assistance in training and educating the financial firms’ personnel, and furnishing marketing support and other specified services. The actual services provided, and the payments made for such services, vary from firm to firm. These payments may be significant to the financial firms and may also take the form of sponsorship of seminars or informational meetings or payment for attendance by persons associated with the financial firms at seminars or informational meetings or payments to financial firms to help offset the cost associated with processing transactions in Fund shares.

A number of factors will be considered in determining the amount of these additional payments to financial firms. On some occasions, such payments are conditioned upon levels of sales, including the sale of a specified minimum dollar amount of the shares of a Fund, all other series of the Trust, other funds sponsored by the Distributor and/or a particular class of shares, during a specified period of time. The Distributor also makes payments to certain participating financial firms based upon factors such as the amount of assets a financial firm’s clients have invested in the Funds and the quality of the financial firm’s relationship with the Distributor.

The additional payments described above are made at the Distributor’s expense. These payments are made to financial firms selected by the Distributor, generally to the firms that have sold significant amounts of shares of the Funds or other Allianz-sponsored funds. The level of payments made to a financial firm in any given year will vary and, in many cases, will not exceed the sum of (a) 0.10% of such year’s sales by that financial firm of shares of the Trust and Allianz Funds, (b) 0.06% of the assets attributable to that financial firm invested in equity funds of the Trust and Allianz Funds, and (c) 0.03% of the assets attributable to that financial firm invested in fixed income funds of the Trust and Allianz Funds. In certain cases, the payments described in the preceding sentence are subject to minimum payment levels. In lieu of payments pursuant to the foregoing formulae, the Distributor makes payments pursuant to an alternative formula or of an agreed-upon amount that, in many cases, will not exceed the amount that would have been payable pursuant to the formulae. Notwithstanding the foregoing, the Distributor has entered, and may continue to enter, into arrangements with certain financial firms that result in payments in excess of what would have been payable under the formulae outlined above (“Alternative Arrangements”). The Distributor may select financial firms for Alternative Arrangements based on the factors described above, in particular due to large amounts of assets a financial firm’s clients have invested in the funds of the Trust and Allianz Funds and the exclusivity of the financial firm’s partnership with the Distributor. The level of payments under an Alternative Arrangement may be calculated based on the assets invested in the Trust and Allianz Funds by the financial firm’s clients and/or the annual sales by the financial firm of shares of the Trust or Allianz Funds, or using another methodology. Because financial firms may be selected for Alternative Arrangements in part because they have significant client assets invested in the Trust and Allianz Funds, payments under Alternative Arrangements represent a significant percentage of the Distributor’s overall payments to financial firms. Currently, the payments described in this paragraph are not generally made with respect to Institutional Class shares. The payments are also not made with respect to Class R6 shares. In limited circumstances at the Distributor’s discretion, the payments may be made with respect to Institutional Class and Class P shares.

In addition to or separate from the “shelf space” arrangements described above, in some cases, the Distributor will make payments, at its own expense, for special events such as a conference or seminar sponsored by one of the financial firms, which in some cases could represent a significant dollar amount. In certain instances, these special events will be attended by clients of such financial firms. The Distributor may make such payments upon the request of a financial firm and not pursuant to any agreement or commitment by the firm to provide “shelf space” or related services or in return for any level of sales of shares of the Trust or Allianz Funds or other products offered by the Distributor.

Prospectus	37

The payments described above may be material to financial intermediaries relative to other compensation paid by the Funds and/or the Distributor, the Manager and their affiliates and may be in addition to any (i) distribution and/or servicing (“12b-1”) fees and (ii) revenue sharing or “shelf space” fees described elsewhere herein paid to such financial intermediaries. Furthermore, the payments described above may differ depending on the Fund and may vary from amounts paid to the Trust’s transfer agent for providing similar services to other accounts. The Distributor and the Manager rely primarily on contractual arrangements with financial intermediaries to verify whether such intermediaries are providing the services for which they are receiving such payments. Although the Distributor and the Manager do not audit such financial intermediaries, they may make periodic information requests to verify certain information about the services provided.

If investment advisers, distributors or affiliates of mutual funds pay bonuses and incentives in differing amounts, financial firms and their financial consultants may have financial incentives for recommending a particular mutual fund over other mutual funds. In addition, depending on the arrangements in place at any particular time, a financial firm and its financial consultants may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your financial advisor or plan administrator and review carefully any disclosure by the financial firm as to compensation received by your financial advisor.

Wholesale representatives of the Distributor visit brokerage firms on a regular basis to educate financial advisors about the Funds and to encourage the sale of Fund shares to their clients. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

Although the Funds use financial firms that sell Fund shares to effect transactions for the Funds’ portfolios, the Funds and the Manager will not consider the sale of Fund shares as a factor when choosing financial firms to effect those transactions.

For further details about payments made by the Distributor to financial firms, please see the Statement of Additional Information.

The Distributor also makes payments for recordkeeping sub-transfer agency and other transfer agency administrative services to selected financial intermediaries that sell Fund shares. Please see “Management of the Funds” above.

38	Allianz Multi-Strategy Funds

How to Buy and Sell Shares

The following section provides basic information about how to buy, sell (redeem) and exchange shares of the Funds. More detailed information about the Trust’s purchase, sale and exchange arrangements for Fund shares is provided in the Statement of Additional Information. The Statement of Additional Information (which is available free of charge by writing the Distributor or calling 1-800-988-8380) provides technical information about the basic arrangements described below and also describes special purchase, sale and exchange features and programs offered by the Trust, including:

•	Wire transfer procedures
•	Automatic purchase, exchange and withdrawal programs
•	Programs that establish a link from your Fund account to your bank account
•	Special arrangements for tax-qualified retirement plans
•	Investment programs that allow you to reduce or eliminate initial sales charges
•	Categories of investors that are eligible for waivers or reductions of initial sales charges and Contingent Deferred Sales Charges (“CDSCs”)

Additionally, certain direct shareholders may be able to purchase shares of a Fund online by visiting our website, https://us.allianzgi.com, clicking on the “Account Access” link in the top-right corner of that webpage, and following instructions. Some restrictions apply.

Acceptance and Timing of Purchase Orders, Redemption Orders and Share Price Calculations	When you buy shares of the Funds, you pay a price equal to the NAV of the shares, plus any applicable sales charge. When you sell (redeem) shares, you receive an amount equal to the NAV of the shares, minus any applicable CDSC or other fee. NAVs are ordinarily determined at the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open. See “How Fund Shares Are Priced” below for details.

A purchase order received by the Trust or its designee prior to the close of regular trading on the NYSE (normally 4:00 p.m., Eastern time), on a day the Trust is open for business, together with payment made in one of the ways described below, will be effected at that day’s NAV. An order received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day. However, orders received by certain financial intermediaries (such as retirement plans and their service providers, clearing agents, and brokerage firms trading with the Trust on an omnibus basis) on a business day prior to the close of regular trading on the NYSE will be effected at the NAV determined on such business day, provided that such order is communicated to the Trust or its designee prior to such time as agreed upon by the Trust and such intermediary after the close of regular trading on the NYSE on such business day or on the following business day. The Trust is “open for business” on each day the NYSE is open for trading, which excludes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Purchase orders will be accepted only on days on which the Trust is open for business. If your purchase or redemption order is received by the Trust or its designee on a day when the NYSE is closed, it will be processed on the next succeeding day when the NYSE is open (at the succeeding day’s NAV).

A redemption request received by the Trust or its designee prior to the close of regular trading on the NYSE (normally 4:00 p.m., Eastern time), on a day the Trust is open for business, is effective on that day. A redemption request received after that time becomes effective on the next business day. Redemption requests for Fund shares are effected at the NAV per share next determined after receipt of a redemption request by the Trust or its designee. However, orders received by certain broker-dealers and other financial intermediaries on a business day prior to the close of regular trading on the NYSE and communicated to the Trust or its designee prior to such time as agreed upon by the Trust and intermediary on the following business day will be effected at the NAV determined on the prior business day. The request must properly identify all relevant information such as account number, redemption amount (in dollars or shares), the Fund name and the class of shares and must be executed by an authorized person.

Orders sent to the Distributor’s P.O. Box (as described below for each share class) are not deemed “received” until they arrive at the Distributor’s facility. This may affect the date on which they are processed.

Investors who purchase shares through specified benefit plans should be aware that plan administrators may aggregate purchase, redemption and exchange orders for participants in the plan. Therefore, there may be a delay between the time you place an order with the plan administrator and the time the order is forwarded to the Trust’s transfer agent, DST Asset Manager Solutions, Inc. (“Transfer Agent”), for execution.

Prospectus	39

The Distributor, in its sole discretion, may accept or reject any order for purchase of Fund shares. The sale of shares will be suspended during any period in which the NYSE is closed for other than weekends or holidays, or if permitted by the rules of the SEC, when trading on the NYSE is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the SEC for the protection of investors. Additionally, redemptions of Fund shares may be suspended when trading on the NYSE is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the SEC for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law.

Current NAVs per share for each Fund are available on the Funds’ website at https://us.allianzgi.com.

Buying Shares—Institutional Class and Class P Shares	Investors may purchase Institutional Class and Class P shares of the Funds at the relevant NAV of that class without a sales charge. The Statement of Additional Information provides technical information about certain features that are offered exclusively to investors in Institutional Class shares by the Trust.

•

Investment Minimums.  The minimum initial investment for shares of the Institutional Class and Class P is $1 million, except that the minimum initial investment may be modified for certain financial intermediaries that submit trades on behalf of underlying investors.

The Trust or the Distributor may lower or waive the minimum investment for certain categories of investors at their discretion. Please see the Statement of Additional Information for details.

•

Initial Investment.  Investors may open an account by completing and signing a Client Registration Application and mailing it to Allianz Family of Funds, 330 W. 9th Street, Kansas City, MO 64105 (express, certified or registered mail) or, to Allianz Family of Funds, P.O. Box 219968, Kansas City, MO 64121-9968 (regular mail). A Client Registration Application may be obtained by calling 1-800-498-5413.

Except as described below, an investor may purchase Institutional Class and Class P shares by wiring federal funds to the Transfer Agent. In order to receive instructions for wire transfer the investor may telephone the Trust at 1-800-498-5413. At that time investors should provide the following information: name of authorized person, shareholder name, shareholder account number, name of Fund and share class, and amount being wired.

Additionally, Institutional Class investors may send a check payable to the Allianz Family of Funds along with a completed application form to: Allianz Family of Funds, P.O. Box 219968, Kansas City, MO 64121-9968.

An investor may purchase shares without first wiring federal funds if the proceeds of the investment are derived from an advisory account the investor maintains with the Manager or one of its affiliates, or from an investment by broker-dealers, institutional clients or other financial intermediaries that have established a shareholder servicing relationship with the Trust on behalf of their customers, or in other circumstances as may be agreed to by the Manager.

•

Additional Investments.  An investor may purchase additional Institutional Class and Class P shares of the Funds at any time by calling the Trust and wiring federal funds to the Transfer Agent as outlined above. Additionally, for Institutional Class shares, an investor may send a check payable to the Allianz Family of Funds, at the P.O. Box address noted above.

•

Other Purchase Information.  Purchases of a Fund’s Institutional Class and Class P shares will be made in full and fractional shares. In the interest of economy and convenience, certificates for shares will not be issued.

Other Purchase Information	The Trust and the Distributor each reserves the right, in its sole discretion, to suspend the offering of shares of the Funds or to reject any purchase order, in whole or in part, when, in the judgment of management, such suspension or rejection is in the best interests of the Trust.

Classes of shares of the Trust may not be qualified or registered for sale in all states. Investors should inquire as to whether shares of the Funds are available for offer and sale in the investor’s state of residence. Shares of the Trust may not be offered or sold in any state unless registered or qualified in that jurisdiction or unless an exemption from registration or qualification is available.

Subject to the approval of the Trust, an investor may purchase shares of a Fund with liquid securities that are eligible for purchase by the Fund (consistent with the Fund’s investment policies and restrictions) and that have a value that is readily ascertainable in accordance with the Trust’s valuation policies. These transactions will be

40	Allianz Multi-Strategy Funds

effected only if the Manager intends to retain the security in the Fund as an investment. Assets purchased by a Fund in such a transaction will be valued in generally the same manner as they would be valued for purposes of pricing the Fund’s shares, if such assets were included in the Fund’s assets at the time of purchase. The Trust reserves the right to amend or terminate this practice at any time.

•

Retirement Plans.  Institutional Class and Class P shares of the Funds are available for purchase by retirement and savings plans, including Keogh plans, 401(k) plans, existing 403(b) custodial accounts, and Individual Retirement Accounts. The administrator of a plan or employee benefits office can provide participants or employees with detailed information on how to participate in the plan and how to elect a Fund as an investment option. Participants in a retirement or savings plan may be permitted to elect different investment options, alter the amounts contributed to the plan, or change how contributions are allocated among investment options in accordance with the plan’s specific provisions. The plan administrator or employee benefits office should be consulted for details. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator, or the organization that provides recordkeeping services for the plan. Investors who purchase shares through retirement plans should be aware that plan administrators may aggregate purchase and redemption orders for participants in the plan. Therefore, there may be a delay between the time the investor places an order with the plan administrator and the time the order is forwarded to the Transfer Agent for execution.

Buying Shares— Class R6 Shares	Class R6 shares are offered for 401(k) plans, 457 plans, existing employer sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, non-qualified deferred compensation plans, healthcare benefit funding plans and other specified benefit plans whereby the plan or the plan’s broker, dealer or other financial intermediary (“financial service firm”) has an agreement with the Distributor or the Manager to utilize Class R6 shares in certain investment products or programs (collectively, “Class R6 Eligible Plans”). Class R6 shares are available only to Class R6 Eligible Plans where Class R6 shares are held on the books of the Funds through omnibus accounts (either at the benefit plan level, platform level or at the level of the plan’s financial service firm).

Except as stated below, Class R6 shares are not available to retail or institutional investors that do not qualify as Class R6 Eligible Plans, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, or individual 403(b) plans.

Class R6 shares are also available for investment by registered funds and 529 portfolios that are advised or sub-advised by AllianzGI U.S. or its affiliates.

Class R6 shares may also be available for investment by Trustees, officers and current and former employees of the Trust, Allianz Funds, the Manager and the Distributor and their affiliates and their immediate family members, and trusts or plans primarily for the benefit of such persons.

Class R6 shares are continuously offered to Class R6 Eligible Plans. Class R6 Eligible Plan participants may purchase Class R6 shares only through their specified benefit plans. In connection with purchases, Class R6 Eligible Plans are responsible for forwarding all necessary documentation to their financial service firm or the Distributor. Class R6 Eligible Plans and financial service firms may charge for such services.

Class R6 Eligible Plans may also purchase Class R6 shares directly from the Distributor. To make direct investments, a plan administrator must open an account with the Distributor and send payment for Class R6 shares either by mail or through a variety of other purchase options and plans offered by the Trust. Class R6 Eligible Plans that purchase their shares directly from the Trust must hold their shares in an omnibus account at the specified benefit plan level.

Class R6 Eligible Plans which wish to invest directly by mail should send a check payable to the Allianz Family of Funds, along with a completed application form to:

Allianz Family of Funds

P.O. Box 219968

Kansas City, MO 64121-9968

The Distributor accepts all purchases by mail subject to collection of checks at full value and conversion into federal funds. Investors may make subsequent purchases by mailing a check to the address above with a letter describing the investment or with the additional investment portion of a confirmation statement. Checks for subsequent purchases should be payable to Allianz Funds and should clearly indicate the relevant account number. Class R6 investors should call the Trust at 1-800-498-5413 if they have any questions regarding purchases by mail.

Prospectus	41

Class R6 shares of the Funds will be held in a plan participant’s account (which in turn may hold Class R6 shares through the account of a financial service firm) and, generally, Class R6 Eligible Plans will hold Class R6 shares (either directly or through a financial service firm) in nominee or street name as the participant’s agent. In most cases, the Transfer Agent will have no information with respect to or control over accounts of specific Class R6 shareholders and participants may obtain information about their accounts only through their plan.

Investment Minimums. There is no minimum initial investment, and no minimum required to maintain an account, for Class R6 shares for Class R6 Eligible Plans and other eligible investors.

Abusive Trading Practices	The Trust encourages shareholders to invest in the Funds as part of a long-term investment strategy and discourages excessive, short-term trading and other abusive trading practices, sometimes referred to as “market timing.” However, because the Trust will not always be able to detect market timing or other abusive trading activity, investors should not assume that the Trust will be able to detect or prevent all market timing or other trading practices that may disadvantage the Funds.

In compliance with Rule 22c-2 under the 1940 Act, the Distributor has entered and will enter into agreements with financial intermediaries that trade with the Trust on an omnibus basis pursuant to which such financial intermediaries must, upon request, provide the Funds with certain shareholder identity and trading information so that the Funds can detect, prevent and report market timing or excessive short term trading. If a Fund detects market timing activities either at the omnibus or individual account level, the Fund may require the financial intermediaries to take actions to curtail the activity, which may include restricting a shareholder’s trading activity in the Fund

A Fund’s investment strategies may make the Fund more susceptible to market timing activities. For example, since a Fund may invest in non-U.S. securities, it may be subject to the risk that an investor may seek to take advantage of a delay between the change in value of the Fund’s non-U.S. portfolio securities and the determination of the Fund’s NAV as a result of different closing times of U.S. and non-U.S. markets by buying or selling Fund shares at a price that does not reflect their true value. A similar risk exists for a Fund’s potential investment in securities of smaller capitalization companies, securities of issuers located in emerging markets or any high-yield or other securities that are thinly traded and more difficult to value.

To discourage excessive, short-term trading and other abusive trading practices, the Trust’s Board of Trustees has adopted policies and procedures reasonably designed to detect and prevent short-term trading activity that may be harmful to the Funds and their shareholders. Such activities may have a detrimental effect on the Funds and their shareholders. For example, depending upon various factors such as the size of a Fund and the amount of its assets maintained in cash, short-term or excessive trading by Fund shareholders may interfere with the efficient management of the Fund’s portfolio, increase transaction costs and taxes, and may harm the performance of the Fund and its shareholders.

The Trust seeks to deter and prevent abusive trading practices, and to reduce these risks, through a combination of methods. To the extent that there is a delay between a change in the value of a mutual fund’s portfolio holdings, and the time when that change is reflected in the NAV of the fund’s shares, that fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. The Trust seeks to deter and prevent this activity, sometimes referred to as “stale price arbitrage,” by the appropriate use of “fair value” pricing of the Funds’ portfolio securities. See “How Fund Shares Are Priced” below for more information.

The Trust also seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Trust and the Manager each reserves the right to restrict or refuse any purchase or exchange transaction if, in the judgment of the Trust or of the Manager, the transaction may adversely affect the interests of a Fund or its shareholders. Among other things, the Trust and its service providers may monitor for any patterns of frequent purchases and sales that appear to be made in response to short-term fluctuations in share price. Notice of any restrictions or rejections of transactions may vary according to the particular circumstances.

Although the Trust and its service providers seek to use these methods to detect and prevent abusive trading activities, and although the Trust will consistently apply such methods, there can be no assurances that such activities can be detected, mitigated or eliminated. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for submission to the Fund on a net basis, conceal the identity of the individual shareholders from the Fund because the broker, retirement plan administrator, fee-based program sponsor or other financial intermediary maintains the record of each Fund’s underlying beneficial owners. This makes it more difficult for the Trust and its service providers to identify short-term

42	Allianz Multi-Strategy Funds

transactions in the Funds. Although the Trust and its service providers may seek to review trading activity at the omnibus account level in order to identify abusive trading practices with respect to the Funds, there can be no assurance of success in this regard.

Minimum Account Size	Due to the relatively high cost to the Funds of maintaining small accounts, you are asked to maintain an account balance in each Fund in which you invest of at least the minimum investment necessary to open the particular type of account. There is no minimum initial investment for Class R6 shares for Class R6 Eligible Plans and other eligible investors.

•

The Trust reserves the right to redeem Institutional Class, Class P and Class R6 shares in any account for their then-current value (which will be promptly paid to the investor) if at any time, due to redemption by the investor, the shares in the account do not have a value of at least $100,000. A shareholder will receive advance notice of a mandatory redemption and will be given at least 30 days to bring the value of its account up to at least $100,000.

Notwithstanding the foregoing, due to the relatively high cost of maintaining small accounts, the Trust reserves the right to redeem shares in any account and without any prior notice for their then-current value (which will be promptly paid to the investor) if at any time, and for any reason, including solely due to declines in NAV, the shares in the account do not have a value of at least $20. Additionally, the Manager and the Distributor each reserves the right to assess an annual fee of $15 for any accounts with balances that fall below $1,000, subject to the Distributor’s right to make exemptions on a case by case basis. For more information, see “Additional Information about Purchases, Exchanges and Redemptions of Class A, Class C, Class R, Class T, Class R6, Class P, Institutional Class and Administrative Class Shares” in the Statement of Additional Information.

Exchanging Shares	Except as provided below and/or in the applicable Funds’ or series’ prospectus(es), you may exchange Institutional Class, Class R6 and Class P shares of any Fund for the same Class of shares of any other Fund or of another series of the Trust or of Allianz Funds that offers the same Class of shares. Shareholders interested in such an exchange may request a prospectus for these other series by contacting the Trust. Shares are exchanged on the basis of their respective NAVs (without a sales charge) next calculated after your exchange order is received by the Trust or its designee. Currently, the Trust does not charge any exchange fees. Your financial service firm may impose various fees and charges, investment minimums and other requirements with respect to exchanges.

In the case of Institutional Class, Class R6 and Class P shares, an exchange may be made by following the redemption procedure described below under “Redemptions by Mail” or, if the investor has elected the telephone redemption option, by calling the Trust at 1-800-498-5413. With respect to Institutional Class, Class R6 and Class P shares, an investor may exchange shares only with respect to Funds or other eligible series that are registered in the investor’s state of residence or where an exemption from registration is available.

In certain circumstances, shares of one Class of a Fund may also be exchanged directly for shares of another Class of the same Fund, as described in the Statement of Additional Information. If you maintain your account with the Distributor, you may exchange shares by completing a written exchange request and sending it to the Allianz Family of Funds, P.O. Box 8050, Boston, MA 02266-8050. You can get an exchange form by calling the Distributor at 1-800-988-8380.

Additionally, certain direct shareholders may be able to make exchanges online by visiting our website, https://us.allianzgi.com, clicking on the “Account Access” link in the top-right corner of that webpage, and following instructions. Some restrictions may apply.

An exchange is generally a taxable event which will generate capital gains or losses, and special rules may apply in computing tax basis when determining gain or loss. See “Tax Consequences” in this Prospectus and “Taxation” in the Statement of Additional Information.

The Trust and the Manager each reserves the right to refuse exchange purchases (or purchase and redemption and/or redemption and purchase transactions) if, in the judgment of the Trust or the Manager, the transaction would adversely affect a Fund and its shareholders. In particular, a pattern of transactions characteristic of “market timing” strategies may be deemed by the Manager to be detrimental to the Trust or a particular Fund. See “Abusive Trading Practices” above. Although the Trust has no current intention of terminating or modifying the exchange privilege, it reserves the right to do so at any time. Except as otherwise permitted by the SEC, the Trust will give you 60 days’ advance notice if it exercises its right to terminate or materially modify the exchange privilege. Because the Funds will not always be able to detect market timing activity, investors should not assume that the Funds will be able to detect or prevent all market timing or other trading practices that may disadvantage the Funds. For example, it is more difficult for the Funds

Prospectus	43

to monitor trades that are placed by omnibus or other nominee accounts because the broker, retirement plan administrator, fee-based program sponsor or other financial intermediary maintains the record of the applicable Fund’s underlying beneficial owners.

The Statement of Additional Information provides more detailed information about the exchange privilege, including the procedures you must follow and additional exchange options.

Selling Shares— Institutional Class, Class R6 and Class P Shares— Redemptions of Shares Held Directly with the Trust	•

Redemptions by Mail.  An investor may redeem (sell) shares held directly with the Trust by submitting a written request to Allianz Institutional Funds, P.O. Box 219968, Kansas City, MO 64121-9968 (regular mail) or The Allianz Family of Funds, 330 W.9th Street, Kansas City, MO 64105 (express, certified or registered mail). The redemption request should state the Fund from which the shares are to be redeemed, the class of shares, the number or dollar amount of the shares to be redeemed and the account number. The request must be signed exactly as the names of the registered owners appear on the Trust’s account records, and the request must be signed by the minimum number of persons designated on the Client Registration Application that are required to effect a redemption.

•

Redemptions by Telephone or Other Means.  An investor who elects this option on the Client Registration Application (or subsequently in writing) may request redemptions of shares by calling the Trust at 1-800-498-5413, by sending a facsimile to 1-816-218-1594, by sending an e-mail to azprocess@dstsystems.com or by other means of wire communication. Investors should state the Fund and class from which the shares are to be redeemed, the number or dollar amount of the shares to be redeemed, the account number and the signature (which may be an electronic signature sent as an attachment consisting of a PDF file, for example) of an authorized signatory. Redemption requests of an amount of $10 million or more may be initiated by telephone or e-mail, but must be confirmed in writing by an authorized party prior to processing.

In electing a telephone redemption, the investor authorizes the Manager and the Transfer Agent to act on telephone instructions from any person representing himself to be the investor, and reasonably believed by the Manager or the Transfer Agent to be genuine. Neither the Trust nor the Transfer Agent may be liable for any loss, cost or expense for acting on instructions (whether in writing or by telephone) believed by the party receiving such instructions to be genuine and in accordance with the procedures described in this Prospectus. Shareholders should realize that by electing the telephone option, they may be giving up a measure of security that they might have if they were to redeem their shares in writing. Furthermore, interruptions in service may mean that a shareholder will be unable to effect a redemption by telephone when desired. The Transfer Agent also provides written confirmation of transactions initiated by telephone as a procedure designed to confirm that telephone instructions are genuine (written confirmation is also provided for redemption requests received in writing or via e-mail). All telephone transactions are recorded, and the Manager or the Transfer Agent may request certain information in order to verify that the person giving instructions is authorized to do so. The Trust or Transfer Agent may be liable for any losses due to unauthorized or fraudulent telephone transactions if it fails to employ reasonable procedures to confirm that instructions communicated by telephone are genuine. All redemptions, whether initiated by letter or telephone, will be processed in a timely manner, and proceeds will be forwarded by wire in accordance with the redemption policies of the Trust detailed below. See “Timing of Redemption Payments.”

Shareholders may decline telephone exchange or redemption privileges after an account is opened by instructing the Transfer Agent in writing at least seven business days prior to the date the instruction is to be effective. Shareholders may experience delays (which may be considerable) in exercising telephone redemption privileges during periods of market volatility. During periods of volatile economic or market conditions, shareholders may wish to consider transmitting redemption orders by facsimile or overnight courier.

Defined contribution plan participants may request redemptions by contacting the employee benefits office, the plan administrator or the organization that provides recordkeeping services for the plan.

Selling Shares—Institutional Class, Class R6 and Class P Shares— Redemptions of Shares Held Through Intermediaries or Financial Service Firms	You can sell (redeem) shares through your financial service firm on any day the NYSE is open. You do not pay any fees or other charges to the Trust or the Distributor when you sell your shares, although your financial service firm may charge you for its services in processing your redemption request. Please contact your firm for details. If you are the holder of record of your shares, you may contact the Distributor at 1-800-498-5413 for information regarding how to sell your shares directly to the Trust.

Your financial service firm is obligated to transmit your redemption orders to the Distributor promptly and is responsible for ensuring that your redemption request is in proper form. Your financial service firm will be responsible for furnishing all necessary documentation to the Distributor or the Trust’s transfer agent and may charge you for its services. Redemption proceeds will be forwarded to your financial service firm as promptly as possible and in any event within seven days after the redemption request is received by the Distributor in good order.

44	Allianz Multi-Strategy Funds

Redemption Fees	The Trust does not charge any redemption fees on the redemption or exchange of Fund shares.

Other Redemption Information	For shareholder protection, a request to change information contained in an account registration (for example, a request to change the bank designated to receive wire redemption proceeds) must be received in writing, signed by the minimum number of persons designated on the completed application that are required to effect a redemption, and in certain cases must be accompanied by a signature validation from any eligible guarantor institution, as determined in accordance with the Trust’s procedures, as more fully described below. A signature validation cannot be provided by a notary public. In addition, corporations, trusts, and other institutional organizations are required to furnish evidence of the authority of the persons designated on the completed application to effect transactions for the organization.

Retirement plan sponsors, participant recordkeeping organizations and other financial intermediaries may also impose their own restrictions, limitations or fees in connection with transactions in the Funds’ shares, which may be stricter than those described in this section. You should contact your plan sponsor, recordkeeper or financial intermediary for more information on any additional restrictions, limitations or fees are imposed in connection with transactions in Fund shares.

In addition, for taxable shareholders, a redemption is generally a taxable event that will generate capital gain or loss. See “Tax Consequences” in this Prospectus and “Taxation” in the Statement of Additional Information.

Timing of Redemption Payments	Payment of redemption proceeds will ordinarily be made on the next business day after the redemption request regardless of the method of payment (e.g. , payment by check, wire or electronic transfer (ACH)), but may take up to seven calendar days. The Trust may suspend the right of redemption or postpone the payment date at times when the NYSE is closed or during certain other periods as permitted under the federal securities laws. In cases where shares have recently been purchased directly from the Trust by personal check, redemption proceeds may be withheld until the check has been collected, which may take up to 15 days.

How the Trust Raises Redemption Proceeds	Under normal conditions, the Trust expects to meet redemption requests for a Fund’s shares by using cash or cash equivalents in the Fund’s portfolio, selling the Fund’s portfolio assets to generate cash, accessing overdraft protection available to the Trust pursuant to the Trust’s agreement with its custodian, drawing on the Trust’s line of credit, engaging in interfund lending or by distributing the Fund’s portfolio assets in-kind. The Trust expects to select the method of meeting redemptions on a case-by-case basis, depending on the then-current circumstances and market conditions. As described below under “Redemptions in Kind,” the Trust has agreed to redeem Fund shares in cash up to the lesser of $250,000 or 1% of the Fund’s net assets during any 90-day period for any one shareholder. Additional redemptions may be paid through in-kind transfers of securities. The Fund selects securities to sell to generate liquidity on the basis of a range of criteria, including, without limitation, liquidity, the Fund’s then- current portfolio composition and/or the portfolio managers’ outlook for specific securities or the market as a whole. In the event the Fund elects to distribute securities in-kind to meet the redemption request, the Fund will distribute a pro rata slice of the Fund’s portfolio securities, subject to certain limitations including odd-lot amounts of securities and restrictions imposed by the shareholder.

The Trust may be more likely to deem in-kind transfers necessary and appropriate, and may also be more likely to draw on its line of credit or engage in interfund lending, during times of deteriorating market conditions or market stress, or when the Fund’s portfolio has increased exposure to less liquid securities. The Fund’s ability to redeem in-kind may be more limited with respect to securities that are subject to transfer restrictions.

Redemptions in Kind	The Trust has agreed to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the Fund’s net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust may pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. If your shares are redeemed in kind, you should expect to incur transaction costs upon the disposition of the securities received in the distribution. Such securities remain subject to market risk until they are sold. You may recognize capital gain or loss upon the disposition of such securities.

Cost Basis Reporting	When you redeem, sell or exchange Fund shares, the Fund or, if you purchase your shares through a broker, dealer or other financial intermediary, your financial intermediary generally is required to report to you and the Internal Revenue Service (IRS) on an IRS Form 1099-B or other applicable form cost-basis information with respect to those shares, as well as information about whether any gain or loss on your redemption or exchange is short- or long-term and whether any loss is disallowed under the “wash sale” rules. Such reporting generally is not required for shares held in a retirement or other tax-advantaged account. Cost basis is typically the price you pay for your shares (including reinvested dividends), with adjustments for certain commissions, wash sales, organizational actions, and other items, including any returns of capital paid to you by the Fund in respect of your shares. Cost basis is used to determine your net gains and losses on any shares you redeem or exchange in a taxable account.

Prospectus	45

The Fund or your financial intermediary, as applicable, will permit you to select from a list of alternative cost basis reporting methods to determine your cost basis in Fund shares. If you do not select a particular cost basis reporting method, the Fund or financial intermediary will apply its default cost basis reporting method to your shares. If you hold your shares directly in a Fund account, the Fund’s default method (or the method you have selected by notifying the Fund) will apply; if you hold your shares in an account with a financial intermediary, the intermediary’s default method (or the method you have selected by notifying the intermediary) will apply. Please consult the Fund’s Web site at https://us.allianzgi.com, or your financial intermediary, as applicable, for more information on the available methods for cost basis reporting and how to select or change a particular method. You should consult your tax advisor concerning the application of these rules to your investment in the Fund, and to determine which available cost basis method is best for you.

Certificated Shares	The Trust currently does not, and has no intention to, issue share certificates. Should it do so in the future, the certificates must be mailed to or deposited with the Trust, duly endorsed or accompanied by a duly endorsed stock power or by a written request for redemption. Signatures must be guaranteed as described under “Signature Validation” below. The Trust may request further documentation from institutions or fiduciary accounts, such as corporations, custodians (e.g., under the Uniform Gifts to Minors Act), executors, administrators, trustees or guardians. Your redemption request and stock power must be signed exactly as the account is registered, including indication of any special capacity of the registered owner.

Signature Validation	When a signature validation is called for, a “Medallion” signature validation or a Signature Validation Program (SVP) stamp will be required. A Medallion signature validation or an SVP stamp may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which is participating in a Medallion program or SVP recognized by the Securities Transfer Association. The three recognized Medallion programs are the Securities Transfer Agents Medallion Program, Stock Exchanges Medallion Program and New York Stock Exchange, Inc. Medallion Signature Program. Signature validations from financial institutions which are not participating in one of these programs will not be accepted. Please note that financial institutions participating in a recognized Medallion program may still be ineligible to provide a signature validation for transactions of greater than a specified dollar amount. The Trust may change the signature validation requirements from time to time upon notice to shareholders, which may be given by means of a new or supplemented prospectus. In individual cases, the Trust may also waive the signature validation requirements at its discretion.

Signature validation cannot be provided by a notary public. In addition, corporations, trusts, and other institutional organizations are required to furnish evidence of the authority of the persons designated on the Client Registration Application to effect transactions for the organization.

Verification of Identity	To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, a Fund must obtain the following information for each person who opens a new account:

1. Name.

2. Date of birth (for individuals).

3. Residential or business street address.

4. Social security number, taxpayer identification number, or other identifying number.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

Individuals may also be asked for a copy of their driver’s license, passport or other identifying document in order to verify their identity. In addition, it may be necessary to verify an individual’s identity by cross-referencing the identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

After an account is opened, a Fund may restrict your ability to purchase additional shares until your identity is verified. A Fund also may close your account and redeem your shares or take other appropriate action if it is unable to verify your identity within a reasonable time.

Shares of the Funds are publicly offered for sale only in the U.S., its territories and possessions.

46	Allianz Multi-Strategy Funds

Request for Multiple Copies of Shareholder Documents	To reduce expenses, it is intended that only one copy of a Fund’s prospectus and each annual and semiannual report will be mailed to those addresses shared by two or more accounts. If you wish to receive additional copies of these documents and your shares are held directly with the Trust, call the Trust at 1-800-498-5413. Alternatively, if your shares are held through a financial institution, please contact it directly. Within 30 days after receipt of your request by the Trust or financial institution, as appropriate, such party will begin sending you individual copies.

Prospectus	47

How Fund Shares Are Priced

The NAV of each class of a Fund’s shares is determined by dividing the total value of the Fund’s portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class. Fund shares are valued as of a particular time (the “Valuation Time”) on each day (“Business Day”) that the NYSE is open for trading. The Valuation Time is ordinarily at the close of regular trading on the NYSE (normally 4:00 p.m., Eastern time) (the “NYSE Close”). In unusual circumstances, the Board of Trustees of the Funds may determine that the Valuation Time shall be as of 4:00 p.m., Eastern time, notwithstanding an earlier, unscheduled close or halt of trading on the NYSE.

For purposes of calculating NAV, the Funds’ investments for which market quotations are readily available are valued at market value. Market values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Please see “Net Asset Value” in the Statement of Additional Information. Short-term investments by the Funds having a remaining maturity of 60 days or less will be valued at amortized cost unless the Board of Trustees or its Valuation Committee determines that particular circumstances dictate otherwise.

If market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Board of Trustees (so-called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the Valuation Time. The Funds utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities where appropriate. The Funds’ use of fair value pricing may help deter “stale price arbitrage,” as discussed above under “Abusive Trading Practices.”

For purposes of calculating NAV, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed, and the NAV of a Fund’s shares may change on days when an investor is not able to purchase, redeem or exchange shares. The calculation of a Fund’s NAV may not take place contemporaneously with the determination of the prices of non-U.S. securities used in NAV calculations.

48	Allianz Multi-Strategy Funds

Fund Distributions

Each Fund distributes substantially all of its net investment income to shareholders in the form of dividends. You begin earning dividends on Fund shares the day after the Trust receives your purchase payment. Dividends paid by each Fund with respect to each class of shares are calculated in the same manner and at the same time, but dividends on certain classes of shares are expected to be lower than dividends on other shares as a result of the administrative fees, distribution and/or servicing fees or other expenses applicable only to certain classes of shares. The table below shows when each Fund intends to declare and distribute income dividends to shareholders of record. To the extent a significant portion of the securities held by a Fund fluctuate in the rate or frequency with which they generate dividends and income, or have variable or floating interest rates, the amounts of the Fund’s income distributions to shareholders are expected to vary.

Allianz Fund	At Least Annually	Quarterly	Monthly
AllianzGI Core Bond Fund			•
AllianzGI Core Plus Bond Fund			•
AllianzGI Preferred Securities and Income Fund			•

In addition, each Fund distributes any net capital gains (i.e., the excess of net long-term gains over net short-term losses) it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently. The amounts of a Fund’s distributions to shareholders may vary from period to period.

A Fund’s dividend and capital gain distributions with respect to Class R6, Class P or Institutional Class shares will automatically be reinvested in additional shares of the same class of the Fund at NAV unless the shareholder elects to have the distributions paid in cash. A shareholder may elect to have distributions paid in cash on the Client Registration Application or by submitting a written request, signed by the appropriate signatories, indicating the account number, Fund name(s) and wiring instructions.

Your financial service firm may offer additional distribution reinvestment programs or options. Please contact your firm for details.

You do not pay any sales charges or other fees on the receipt of shares received through the reinvestment of Fund distributions.

If you elect to receive Fund distributions in cash and any such dividend or capital gain distribution check(s) remain uncashed for more than six months, the proceeds may be invested in additional Fund shares at the NAV calculated on the day of such investment. Additionally, if you elect to receive Fund distributions in cash and the postal or other delivery service is unable to deliver checks to your address of record, the Trust’s Transfer Agent will hold the returned checks for your benefit in a non-interest bearing account.

For further information on distribution options, please contact your broker, plan administrator or other financial intermediary, or call the Distributor at 1-800-498-5413.

Prospectus	49

Tax Consequences

This section summarizes some of the important U.S. federal income tax consequences to U.S. persons of investing in the Funds. An investment in the Funds may have other tax implications. You should consult your tax advisor for information concerning the possible application of federal, state, local, or non-U.S. tax laws to you. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Funds.

Each Fund has elected (or in the case of a new fund intends to elect) to be treated and intends to qualify each year as a regulated investment company under the Internal Revenue Code of 1986, as amended. A regulated investment company is not subject to U.S. federal income tax on income and gains that are distributed in a timely manner to shareholders. A Fund’s failure to qualify as a regulated investment company would result in fund-level taxation, and, consequently, a reduced return on your investment.

•

Taxes on Fund Distributions.  If you are a shareholder subject to U.S. federal income tax, you will be subject to tax on Fund distributions in the manner described herein whether they are paid in cash or reinvested in additional shares of the Funds. The Funds will provide you with an annual statement showing you the amount and tax character (e.g., ordinary or capital) of the distributions you received each year.

For U.S. federal income tax purposes, Fund distributions will be taxable to you as either ordinary income or capital gains. Fund dividends consisting of distributions of investment income are taxable to you as ordinary income. The treatment of Fund distributions of capital gains is based on how long the Fund owned (or is deemed to have owned) the investments that generated those gains, rather than how long you have owned your shares. Distributions of net capital gains (that is, the excess of net long-term capital gains from the sale of investments that a Fund owned for more than 12 months over net short-term capital losses) that are properly reported by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable to you as long-term capital gains includible in net capital gain and taxed to individuals at reduced rates. Distributions of net short-term capital gains in excess of net long-term capital losses will be taxable to you as ordinary income.

Distributions of investment income reported by a Fund as derived from “qualified dividend income” will be taxed to individual shareholders at the rates applicable to net capital gains, provided holding period and other requirements are met at both the shareholder and Fund level. Distributions from REITs generally do not qualify as qualified dividend income.

A Medicare contribution tax is imposed on the “net investment income” of individuals, estates and trusts to the extent their income exceeds certain threshold amounts. Net investment income generally includes for this purpose dividends paid by a Fund, including any Capital Gain Dividends, and net gains recognized on the sale, redemption or exchange of shares of a Fund. Shareholders are advised to consult their tax advisors regarding the possible implications of this additional tax on their investment in a Fund.

The ultimate tax characterization of a Fund’s distributions made in a taxable year cannot be determined finally until after the end of that taxable year. As a result, there is a possibility that a Fund may make total distributions during a taxable year in an amount that exceeds such Fund’s current and accumulated earnings and profits. In that case, the excess generally would be treated as a return of capital, which would reduce your tax basis in the applicable shares, with any amounts exceeding such basis treated as gain from the sale of such shares. A return of capital is not taxable, but it reduces your tax basis in your shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of your shares.

To the extent that a Fund has capital loss carryforwards from prior tax years, those carryforwards will reduce the net capital gains that can support the Fund’s distribution of Capital Gain Dividends. Capital loss carryforwards are reduced to the extent they offset current-year net realized capital gains, whether the Fund retains or distributes such gains.

Fund distributions are taxable to you even if they are paid from income or gains earned by a Fund prior to your investment and thus were included in the price you paid for your shares. For example, if you purchase shares on or just before the record date of a Fund distribution, you will pay full price for the shares and could receive a portion of your investment back as a taxable distribution.

A Fund’s transactions in derivatives, short sales, or similar or related transactions could affect the amount, timing and character of distributions from the Fund, and could increase the amount and accelerate the timing for payment of taxes by shareholders. In particular, a Fund’s options transactions could cause a substantial portion of the Fund’s income to consist of net short-term capital gains, which, when distributed, are treated and taxable to shareholders as ordinary income. A Fund’s use of a fund-of-funds structure could affect the amount, timing and character of distributions from the Fund, and, therefore, could increase the amount of taxes payable by shareholders.

50	Allianz Multi-Strategy Funds

Investments through tax-qualified retirement plans and other tax-advantaged investors are generally not subject to current federal income tax, although certain real estate-related income may be subject to special rules, including potential taxation and reporting requirements. Shareholders should consult their tax advisers to determine the precise effect of an investment in a Fund on their particular tax situation.

In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, a Fund must, among other things, derive at least 90% of its income from certain specified sources (such income, “qualifying income”). Income from certain commodity-linked investments does not constitute qualifying income to a Fund. The tax treatment of certain other commodity-linked investments is not certain, in particular with respect to whether income and gains from such investments constitute qualifying income. If such income were determined not to constitute qualifying income and were to cause a Fund’s nonqualifying income to exceed 10% of the Fund’s gross income for any year, the Fund would fail the 90% gross income test described above. The Fund could, in some cases, cure such failure by paying a Fund-level tax. If the Fund were ineligible to or otherwise did not cure such failure for any year, its taxable income and gains would be subject to tax at the fund level, and distributions from earnings and profits would be taxable to shareholders as ordinary income. A Fund’s ability to pursue its investment strategy and achieve its investment objective may be limited by its intention to qualify as a regulated investment company.

The tax issues relating to these and other types of investments and transactions are described more fully under “Taxation” in the Statement of Additional Information.

•

Taxes When You Sell (Redeem) or Exchange Your Shares.  Any gain resulting from the sale (or redemption) of Fund shares generally will be taxed to you as capital gain. When you exchange shares of a Fund for shares of another series, the transaction generally will be treated as a sale and any gain realized on such transfer will be taxed as capital gain. See “Cost Basis Reporting” above for a description of reporting rules relating to certain redemptions of Fund shares.

•

A Note on Non-U.S. Investments.  A Fund in non-U.S. securities may be subject to withholding and other taxes imposed by countries outside the U.S. This may reduce the return on your investment. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If a Fund meets certain requirements relating to its asset holdings, a Fund may be able to elect to pass through to its shareholders a deduction or credit for foreign taxes. If a Fund does not qualify for or chooses not to make such an election, shareholders will not be entitled to claim a credit or deduction for U.S. federal income tax purposes with respect to foreign taxes paid by the Fund; in that case the foreign tax will nonetheless reduce the Fund’s taxable income. Even if a Fund elects to pass through to its shareholders foreign tax credits or deductions, tax-exempt shareholders and those who invest in the Fund through tax-advantaged accounts such as IRAs will not benefit from any such tax credit or deduction. In addition, a Fund’s investments in non-U.S. securities (other than equity securities) or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

•

Backup Withholding.  The Funds generally are required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any shareholder (i) who fails to properly furnish the Funds with a correct taxpayer identification number, (ii) who has under-reported dividend or interest income, or (iii) who fails to certify to the Fund that he, she or it is not subject to such withholding.

Prospectus	51

Characteristics and Risks of Securities and Investment Techniques

This section provides additional information about some of the principal investments and related risks of the Funds identified in the Fund Summaries and under “Principal Investments and Strategies of Each Fund” and “Summary of Principal Risks” above. It also describes characteristics and risks of additional securities and investment techniques that are not necessarily principal investment strategies but may be used by the Funds from time to time. Most of these securities and investment techniques are discretionary, which means that the portfolio managers can decide whether to use them or not. This Prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Funds. As with any mutual fund, investors in the Funds must rely on the professional investment judgment and skill of the Manager and the individual portfolio managers. Please see “Investment Objectives and Policies” in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Funds.

Common Stocks and Other Equity Securities	Common stock represents an ownership interest in a company. Common stock may take the form of shares in a corporation, membership interests in a limited liability company, limited partnership interests, or other forms of ownership interests. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates or adverse circumstances involving the credit markets. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds, other debt and preferred securities. For this reason, the value of a company’s stock will usually react more strongly than its bonds, other debt and preferred securities to actual or perceived changes in the company’s financial condition or prospects.

Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies. Stocks of companies that the portfolio managers believe are fast-growing may trade at a higher multiple of current earnings than other stocks. The value of such stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. Seeking earnings growth may result in significant investments in sectors that may be subject to greater volatility than other sectors of the economy. Companies that a Fund’s portfolio manager believes are undergoing positive change and whose stock the portfolio manager believes is undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If a Fund’s portfolio manager’s assessment of a company’s earnings growth or other prospects is wrong, or if the portfolio manager’s judgment of how other investors will value the company is wrong, then the price of the company’s stock may fall or may not approach the value that the portfolio manager has placed on it.

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy and/or insolvency of the issuer. In addition to common stocks, equity securities include, without limitation, preferred stocks, convertible securities and warrants. Equity securities other than common stocks are subject to many of the same risks as common stocks, although possibly to different degrees. A Fund may invest in, and gain exposure to, common stocks and other equity securities through purchasing depositary receipts, such as ADRs, EDRs and GDRs, as described under “Non-U.S. Securities” below.

Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference for the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stock may pay fixed or adjustable rates of return. Preferred stock is subject to issuer-specified and market risks applicable generally to equity securities. In addition, a company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt.

Companies with Smaller Market Capitalizations

Companies that are smaller and less well-known or seasoned than larger, more widely held companies may offer greater opportunities for capital appreciation, but may also involve risks different from, or greater than, risks normally associated with larger companies. Larger companies generally have greater financial resources, more extensive research and development, manufacturing, marketing and service capabilities, and more stability and greater depth of management and technical personnel than smaller companies. Smaller companies may have limited product lines, markets or financial resources or may depend on a small, inexperienced management group. Securities of smaller companies may trade less frequently and in lesser volume than more widely held

52	Allianz Multi-Strategy Funds

securities and their values may fluctuate more abruptly or erratically than securities of larger companies. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. These securities may therefore be more vulnerable to adverse market developments than securities of larger companies. Also, there may be less publicly available information about smaller companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of a company’s earnings potential or assets. Because securities of smaller companies may have limited liquidity, a Fund may have difficulty establishing or closing out its positions in smaller companies at prevailing market prices. As a result of owning illiquid securities, a Fund is subject to the additional risk of possibly having to sell portfolio securities at disadvantageous times and prices if redemptions require the Fund to liquidate its securities positions. Companies with medium-sized market capitalizations also have substantial exposure to these risks. Furthermore, as companies’ market capitalizations fall due to declining markets or other circumstances, such companies will have increased exposure to these risks.

Credit Risk Transfer Securities	Credit risk transfer securities are fixed- or floating-rate unsecured general obligations issued from time to time by Freddie Mac, Fannie Mae or other government sponsored entities (“GSEs”). Typically, such securities are issued at par and have stated final maturities. The securities are structured so that: (i) interest is paid directly by the issuing GSE, and (ii) principal is paid by the issuing GSE in accordance with the principal payments and default performance of a certain pool of residential mortgage loans acquired by the GSE (“reference obligations”). The performance of the securities will be directly affected by the selection of the reference obligations by the GSE. Such securities are issued in tranches to which are allocated certain principal repayments and credit losses corresponding to the seniority of the particular tranche. Each tranche of securities will have credit exposure to the reference obligations and the yield to maturity will be directly related to the amount and timing of certain defined credit events on the reference obligations, any prepayments by borrowers and any removals of a reference obligation from the pool.

Credit risk transfer securities are unguaranteed and unsecured debt securities issued by the GSE and therefore are not directly linked to or backed by the underlying mortgage loans. As a result, in the event that a GSE fails to pay principal or interest on its credit risk transfer securities or goes through a bankruptcy, insolvency or similar proceeding, holders of such credit risk transfer securities have no direct recourse to the underlying mortgage loans and will generally receive recovery on par with other unsecured note holders in such a scenario.

Each Fund may also invest in credit risk transfer securities that are issued by private entities, such as banks or other financial institutions. Such securities are subject to risks similar to those associated with credit risk transfer securities issued by GSEs.

The risks associated with an investment in credit risk transfer securities are different than the risks associated with an investment in mortgage-backed securities issued by Fannie Mae and Freddie Mac, or other GSEs or issued by a private issuer, because some or all of the mortgage default or credit risk associated with the underlying mortgage loans is transferred to investors. As a result, investors in these securities could lose some or all of their investment in these securities if the underlying mortgage loans default.

Initial Public Offerings	The Funds may purchase securities in initial public offerings (IPOs). These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of funds to which IPO securities are allocated increases, the number of securities issued to any one fund, if any, may decrease. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as a Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease.

Industry Focus	Market conditions, interest rates, and economic, regulatory or financial developments could significantly affect a single industry or a group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments. See “Summary of Principal Risks—Focused Investment Risk” above.

Non-U.S. Securities

The Funds may invest in non-U.S. securities. Non-U.S. securities may include, but are not limited to, securities of companies that are organized and headquartered outside the U.S. (including securities traded in local currencies); non-U.S. equity securities as designated by commonly-recognized market data services; U.S. dollar-

Prospectus	53

or non-U.S. currency-denominated corporate debt securities of non-U.S. issuers; securities of U.S. issuers traded principally in non-U.S. markets; non-U.S. bank obligations; U.S., dollar- or non-U.S. currency-denominated obligations of non-U.S. governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities; and securities of other investment companies investing primarily in non-U.S. securities. To the extent a Fund employs investment policies that designate a minimum or maximum level of investment in “non-U.S. securities,” the Manager may assess compliance with such policies by applying a variety of factors (either in addition to or in lieu of one or more of the categories described in the preceding sentence) in order to determine whether a particular security or instrument should be treated as U.S. or non-U.S. For more information about how the Manager may define non-U.S. securities for purposes of a Fund’s asset tests and investment restrictions, see the Fund’s principal investments and strategies under “Principal Investments and Strategies of Each Fund.” For more information about how the Manager may determine whether an issuer is located in a particular country, see “Characteristics and Risks of Securities and Investment Techniques—Location of Issuers.”

The Funds may invest in American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). ADRs are dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a non-U.S. issuer, and are publicly traded on exchanges or over-the-counter in the United States. EDRs are receipts similar to ADRs and are issued and traded in Europe. GDRs may be offered privately in the United States and also traded in public or private markets in other countries. Investing in these instruments exposes a Fund to credit and counterparty risk with respect to the issuer of the ADR, EDR or GDR, in addition to the risks of the underlying investment.

Investing in non-U.S. securities involves special risks and considerations not typically associated with investing in U.S. securities and shareholders should consider carefully the substantial risks involved for Funds that invest in these securities. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on non-U.S. portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; market disruption; the possibility of security suspensions; and political instability. Individual non-U.S. economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Other countries’ financial infrastructure or settlement systems may be less developed than those of the United States. The securities markets, values of securities, yields and risks associated with non-U.S. securities markets may change independently of each other. Also, non-U.S. securities and dividends and interest payable on those securities could be subject to withholding and other foreign taxes. Non-U.S. securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in non-U.S. securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies. The currencies of non-U.S. countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund.

Member States of the European Union recently put in place new laws and regulations to implement the second Markets in Financial Instruments Directive (“MiFID II”) and the related Markets in Financial Instruments Regulation (“MiFIR”). These impose new regulatory obligations and costs, among other things with respect to the processes and conditions under which global asset managers such as Allianz Global Investors acquire investment research. Notably, investment managers subject to MiFID II may not receive investment research from brokers unless the investment manager pays for such research directly from its own resources, or from a separate, dedicated account paid for with client funds with client permission (or a combination of these methods). Although the Manager and the Trust are both organized in the U.S., they may be affected by MiFID II in several potential scenarios, including, without limitation, where: the Manager seeks to aggregate trades on behalf of the Trust with those of vehicles that are directly subject to MiFID II; the Manager seeks to use brokers based in the European Union; and/or the Manager or the Trust make use of advisory personnel who are subject to European Union regulation.

Emerging Market Securities

Each of the Funds that may invest in non-U.S. securities may invest in securities of issuers tied economically to countries with developing (or “emerging market”) economies. Emerging market countries are generally located in Asia, Africa, the Middle East, Latin America and Eastern Europe. Countries with emerging market economies are those with securities markets that are, in the opinion of the Manager, less sophisticated than more developed markets in terms of participation by investors, analyst coverage, liquidity and regulation. To the extent a Fund is subject to maximum percentage limitations on investments in emerging market securities, the Fund calculates

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those limitations by defining “emerging market securities” as securities issued by companies located in emerging market countries. For more information about how the Manager may determine whether an issuer is “located in” a particular country, see “Characteristics and Risks of Securities and Investment Techniques—Location of Issuers.” To the extent a Fund has a policy to invest a minimum percentage of its assets in emerging market securities, it may use a broader measure, for example, by investing in securities of companies that are tied economically to countries with emerging securities markets. For more information about a particular Fund’s measure of such a minimum investment policy, see the Fund’s principal investments and strategies under “Principal Investments and Strategies of Each Fund.”

Investing in emerging market securities imposes risks different from, or greater than, risks of investing in U.S. securities or in developed countries outside the United States. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or the creation of government monopolies. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging market securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency or other hedging techniques; companies that are newly organized and/or small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal, custodial and share registration systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Foreign Currencies	A Fund that invests directly in foreign (non-U.S.) currencies or in securities that trade in, or receive revenues in, foreign currencies will be subject to currency risk.

Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or non-U.S. governments or central banks, or by currency controls or political developments. Currencies in which the Funds’ assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Funds.

Foreign Currency Transactions.  The Funds may (but are not required to) enter into forward foreign currency exchange contracts for a variety of purposes, such as hedging against foreign exchange risk arising from a Fund’s investment or anticipated investment in securities denominated in foreign currencies, gaining leverage and increasing exposure to a foreign currency or shift exposure from one foreign currency to another. In addition, these Funds may buy and sell foreign currency futures contracts and options on foreign currencies and foreign currency futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a date and price set at the time of the contract, reduces a Fund’s exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. Certain foreign currency transactions may also be settled in cash rather than the actual delivery of the relevant currency. The effect on the value of a Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. The Funds may also use a basket of currencies to hedge against adverse changes in the value of another currency or basket of currencies or to increase the exposure to such currencies. Contracts to sell foreign currency would limit any potential gain which might be realized by a Fund if the value of the hedged currency increases. A Fund may enter into these contracts to hedge against foreign exchange risk arising from the Fund’s investment or anticipated investment in securities denominated in foreign currencies or to increase exposure to a currency or to shift exposure of currency fluctuations from one currency to another. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in such transactions at any given time or from time to time. Also, any such transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies. In addition, to the extent that it engages in foreign currency transactions, a Fund will be subject to the additional risk that the relative value of currencies will be different than anticipated by the Fund’s portfolio manager(s).

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Derivatives	The Funds may, but are not required to, use a number of derivative instruments. Derivatives may be used for a variety of reasons, including for risk management, for leverage and to indirectly gain exposure to other types of investments. For example, a Fund may use derivative instruments (such as securities swaps) to indirectly participate in the securities market of a country from which a Fund would otherwise be precluded for lack of an established securities custody and safekeeping system or for other reasons. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to, among other things, stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. The Manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed. In addition, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Examples of derivative instruments that the Funds may buy, sell or otherwise utilize (unless otherwise stated in the Fund Summaries or under “Principal Investments and Strategies of Each Fund”) include, among others, option contracts, futures contracts, options on futures contracts, forward contracts, warrants and swap agreements, including swap agreements with respect to securities indexes. The Funds may purchase and sell (write) call and put options on securities, securities indexes and foreign currencies; and may also purchase and sell futures contracts and options thereon with respect to securities, securities indexes, interest rates and foreign currencies. A description of these and other derivative instruments that the Funds may use are described under “Investment Objectives and Policies” in the Statement of Additional Information.

A Fund’s use of derivative instruments involves risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments, and the use of certain derivatives may subject a Fund to the potential for unlimited loss. A description of various risks associated with particular derivative instruments is included in “Investment Objectives and Policies” in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Funds.

Management Risk.  Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Credit and Counterparty Risk.  The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a “counterparty”) to make required payments or otherwise comply with the contract’s terms. To the extent a Fund has significant exposure to a single or small group of counterparties, this risk will be particularly pronounced.

Liquidity Risk.  Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Leveraging Risk.  Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, each Fund will segregate assets determined to be liquid by the Manager in accordance with procedures approved by the Board of Trustees (or, as permitted by applicable law, enter into certain offsetting positions) to cover its obligations under derivative instruments. In accordance with the 1940 Act restrictions on “senior securities” and SEC staff interpretations on potential leverage through derivatives, a Fund that engages in derivatives trading routinely segregates liquid assets and/or “covers” its derivatives positions, as described in more detail in “Derivative Instruments” in the SAI. While one purpose of segregation and coverage is to mitigate the downside risks of leverage, these practices do not eliminate such risks and cannot prevent a Fund from incurring losses (including significant reductions in NAV) as a result of investing in derivatives. Leveraging risk may be especially applicable to Funds that may write uncovered (or “naked”) options.

Lack of Availability.  Because the markets for certain derivative instruments (including markets located in non-U.S. countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, a portfolio manager of a Fund may wish to retain the Fund’s position in the derivative instrument by entering into

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a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other suitable counterparty can be found. There is no assurance that a Fund will engage in derivatives transactions at any time or from time to time. A Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.

Market and Other Risks.  Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund’s interest. If the Manager incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or result in losses by offsetting favorable price movements in other Fund investments. A Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. There are significant differences between the securities and derivatives markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve the intended result. Derivative instruments are also subject to the risk of ambiguous documentation. A decision as to whether, when and how to use derivatives involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. In addition, derivatives strategies that are successful under certain market conditions may be less successful or unsuccessful under other market conditions.

From time to time, a Fund may use participatory notes (“P-Notes”) to gain exposure to issuers in certain countries. P-Notes are a type of equity-linked derivative that generally are traded over-the-counter and constitute general unsecured contractual obligations of the banks or broker-dealers that issue them. Generally, banks and broker-dealers associated with non-U.S.-based brokerage firms buy securities listed on certain foreign exchanges and then issue P-Notes which are designed to replicate the performance of certain issuers and markets. The performance results of P-Notes will not replicate exactly the performance of the issuers or markets that the notes seek to replicate due to transaction costs and other expenses. The return on a P-Note that is linked to a particular underlying security generally is increased to the extent of any dividends paid in connection with the underlying security. However, the holder of a P-Note typically does not receive voting or other rights as it would if it directly owned the underlying security, and P-Notes present similar risks to investing directly in the underlying security. Additionally, P-Notes entail the same risks as other over-the-counter derivatives. These include the risk that the counterparty or issuer of the P-Note may not be able to fulfill its obligations, that the holder and counterparty or issuer may disagree as to the meaning or application of contractual terms, or that the instrument may not perform as expected. Additionally, while P-Notes may be listed on an exchange, there is no guarantee that a liquid market will exist or that the counterparty or issuer of a P-Note will be willing to repurchase such instrument when a Fund wishes to sell it.

Equity-Related Instruments	Equity-related instruments are securities and other instruments, including derivatives such as equity-linked securities, whose investment results are intended to correspond generally to the performance of one or more specified equity securities or of a specified equity index or analogous “basket” of equity securities. See “Common Stocks and Other Equity Securities” above. To the extent that a Fund invests in equity-related instruments whose return corresponds to the performance of a non-U.S. securities index or one or more non-U.S. equity securities, investing in such equity-related instruments will involve risks similar to the risks of investing in non-U.S. securities. See “Non-U.S. Securities” above. In addition, a Fund bears the risk that the issuer of an equity-related instrument may default on its obligations under the instrument. Equity-related instruments are often used for many of the same purposes as, and share many of the same risks with, other derivative instruments. See “Derivatives” above. Equity-related instruments may be considered illiquid and thus subject to a Fund’s restrictions on investments in illiquid securities.

Defensive Strategies	In response to adverse market, economic political or other conditions, the Funds may deviate from their principal strategies by making temporary investments of some or all of their assets in high-quality fixed income securities, cash and cash equivalents. The Funds may not achieve their investment objectives when they do so. Each of the Funds may maintain a portion of their assets in high-quality fixed income securities, cash and cash equivalents to pay Fund expenses and to meet redemption requests.

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Fixed Income Securities	As used in this Prospectus, the term “fixed income securities” includes, without limitation: securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”); corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; structured notes, including hybrid or “indexed” securities and event-linked bonds; loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers’ acceptances; repurchase agreements and reverse repurchase agreements; debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and obligations of international agencies or supranational entities. Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Investments in U.S. Government securities and other government securities remain subject to the risks associated with downgrade or default. The Funds may invest in derivatives based on fixed income securities.

Fixed income securities are obligations of the issuer to make payments of principal and/or interest on future dates. Fixed income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market conditions. As interest rates rise, the value of fixed income securities can be expected to decline. Fixed income securities with longer “durations” (a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to interest rate movements than those with shorter durations. Similarly, a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration. By way of example, the price of a bond fund with a duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point and the price of a bond fund with a duration of three years would be expected to fall approximately 3% if interest rates rose by one percentage point. Certain fixed-income funds can have “negative” duration profiles (which may be achieved through the use of derivatives or other means), meaning they tend to increase in value in response to an increase in interest rates. For these funds, a 1% increase in interest rates would tend to correspond to a 1% increase in value for every year of negative duration. The timing of purchase and sale transactions in debt obligations may result in capital appreciation or depreciation because the value of debt obligations varies inversely with prevailing interest rates.

Senior and Other Bank Loans	The Funds may invest in fixed- and floating-rate loans where a bank or other financial institution is the primary lender or agent, including loans made to or issued by U.S. or non-U.S. banks or other corporations, delayed funding loans and revolving credit facilities. Bank loans may also take the form of direct interests acquired during a primary distribution or the form of assignments of, novations of or participations in a bank loan acquired in secondary markets. The Fund may also gain exposure to bank loans and related investments through the use of total return swaps and/or other derivative instruments.

As noted, the Funds may purchase “assignments” of bank loans from lenders. The purchaser of an assignment typically succeeds to all the rights and obligations under the loan agreement with the same rights and obligations as the assigning lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender.

Investments in loans through direct assignment of a financial institution’s interests with respect to a loan may involve additional risks to a Fund. For example, if the loan is foreclosed, the Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, the Fund could be held liable as a co-lender.

The Funds may also invest in “participations” in bank loans. Participations by the Funds in a lender’s portion of a bank loan typically will result in the Funds having a contractual relationship only with such lender, not with the borrower. As a result, the Funds may have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by such lender of such payments from the borrower.

Participations and assignments involve special types of risk, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. If a Fund purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower.

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A bank loan is typically originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution, acting as agent, for a lending syndicate of financial institutions. The agent administers the terms of the loan, as specified in the loan agreement. In addition, the agent is normally responsible for the collection of principal and interest payments from the corporate borrower and the apportionment of these payments to the credit of all institutions which are parties to the loan agreement. Unless, under the terms of the loan or other indebtedness, a Fund has direct recourse against the corporate borrower, the Fund may have to rely on the agent or other financial intermediary to apply appropriate credit remedies against a corporate borrower. A financial institution’s employment as agent might be terminated in the event that it fails to observe a requisite standard of care or becomes insolvent. A successor agent would generally be appointed to replace the terminated agent, and assets held by the agent under the loan agreement should remain available to holders of such indebtedness. However, if assets held by the agent for the benefit of a Fund were determined to be subject to the claims of the agent’s general creditors, the Fund might incur certain costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest. In situations involving other interposed financial institutions (e.g., an insurance company or governmental agency) similar risks may arise.

Purchasers of Senior Loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate or other borrower for payment of principal and interest. Indebtedness of borrowers whose credit worthiness is poor involves substantially greater risks and may be highly speculative. If the Funds do not receive scheduled interest or principal payments on such indebtedness, the NAV, market price and/or yield of the common shares could be adversely affected. Senior Loans that are fully secured may offer the Funds more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of any collateral from a secured Senior Loan would satisfy the borrower’s obligation, or that such collateral could be liquidated. Also, the Funds may invest in Senior Loans that are unsecured.

The interest rates on many bank loans reset frequently, and thus bank loans are subject to interest rate risk. Most bank loans are not traded on any national securities exchange. There may also be less public information available about bank loans as compared to other debt securities.

Bank loans are generally less liquid than many other debt securities. Transactions in bank loans may settle on a delayed basis (and in certain cases may take longer than seven days to settle), such that the Fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale. As a result, the proceeds related to the sale of bank loans may not be available to make additional investments or to meet the Fund’s redemption obligations until a substantial period after the sale of the loans. To the extent a senior loan has been deemed illiquid, it will be subject to the Fund’s restrictions on investment in illiquid securities. Please see “How the Trust Raises Redemption Proceeds” above for discussion on how the Funds expect to meet short-term redemption obligations. Some loans may not be considered “securities” for certain purposes under the federal securities laws, and purchasers, such as the Fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws. Loans and other debt instruments that are not in the form of securities may offer less legal protection to the Fund in the event of fraud or misrepresentation.

Senior Loans and interests in other bank loans may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what the Manager believes to be a fair price.

Senior Loans usually require, in addition to scheduled payments of interest and principal, the prepayment of the Senior Loan from free cash flow. The degree to which borrowers prepay Senior Loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the financial condition of the borrower and competitive conditions among lenders, among others. As such, prepayments cannot be predicted with accuracy. Upon a prepayment, either in part or in full, the actual outstanding debt on which the Funds derive interest income will be reduced. However, the Funds may receive both a prepayment penalty fee from the prepaying borrower and a facility fee upon the purchase of a new Senior Loan with the proceeds from the prepayment of the former. The effect of prepayments on a Fund’s performance may be mitigated by the receipt of prepayment fees and the Fund’s ability to reinvest prepayments in other Senior Loans that have similar or identical yields.

Corporate Debt Securities	Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer maturities or durations tend to be more sensitive to interest rate movements than those with shorter maturities.

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High Yield Securities	Securities rated lower than Baa by Moody’s Investors Service, Inc. (“Moody’s”) or lower than BBB by S&P Global Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”), or unrated securities deemed by the Manager to be of comparable quality, are sometimes referred to as “high yield securities” or “junk bonds.” Investing in these securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, these securities may be subject to greater levels of interest rate, credit and liquidity risk, may entail greater potential price volatility and may be less liquid than higher-rated securities. These securities may be regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities. Fixed income securities rated in the lowest investment grade categories by a rating agency may also possess speculative characteristics. If securities are in default with respect to the payment of interest or the repayment on principal, or present an imminent risk of default with respect to such payments, the issuer of such securities may fail to resume principal or interest payments, in which case a Fund may lose its entire investment.

Credit Ratings and Unrated Securities	A Fund may invest in securities based on their credit ratings assigned by rating agencies such as Moody’s, S&P and Fitch. Moody’s, S&P, Fitch and other rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. An Appendix to the Funds’ Statement of Additional Information describes the various ratings assigned to fixed income securities by Moody’s, S&P and Fitch. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risk. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. A Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. The Manager does not rely solely on credit ratings, and may develop their own analyses of issuer credit quality.

The Funds may purchase unrated securities (which are not rated by a rating agency) if the Manager determines that the security is of comparable quality to a rated security that the Funds may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the Manager may not accurately evaluate the security’s comparative credit rating. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality fixed income securities. In the event a Fund invests a significant portion of assets in high yield securities and/or unrated securities, the Fund’s success in achieving its investment objective may depend more heavily on the Manager’s creditworthiness analysis than if the Fund invested exclusively in higher-quality and rated securities.

Private Placement and Restricted Securities Risk	A private placement involves the sale of securities that have not been registered under the Securities Act, or relevant provisions of applicable non-U.S. law. In addition to the general risks to which all securities are subject, securities acquired by a Fund in a private placement are generally subject to strict restrictions on resale, and there may be no liquid secondary market or ready purchaser for such securities, and a liquid secondary market may never develop. Therefore, a Fund may be unable to dispose of such securities when it desires to do so, or at a favorable time or price. Private placements may also present valuation risks. Private placement securities include Rule 144A securities, which are eligible for purchase and sale pursuant to Rule 144A under the Securities Act. Rule 144A permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities. Private placement securities may be deemed illiquid and thus may be subject to each Fund’s limitation to invest not more than 15% of its net assets in securities which are illiquid at the time of investment, although the Funds may determine that certain private placement securities are liquid in accordance with procedures adopted by the Board of Trustees. See “Illiquid Securities” below.

Variable and Floating Rate Securities	Variable- and floating-rate securities provide for a periodic adjustment in the interest rate paid on the obligations. If a Fund invests in floating-rate debt instruments (“floaters”) or engages in credit-spread trades, it may gain a certain degree of protection against rises in interest rates, but will participate in any declines in interest rates as well. This is because variable- and floating-rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating-rate securities will not generally increase in value if interest rates decline. The Funds may also invest in inverse floating-rate debt instruments (“inverse floaters”). An inverse floater may exhibit greater price volatility than a fixed-rate obligation of similar credit quality. When a Fund holds variable- or floating-rate securities, a decrease (or, in the case of inverse floating-rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the NAV of the Fund’s shares. Certain of a Fund’s investments, including variable- and floating-rate securities, may require the Fund to accrue and distribute income not yet received. As a result, in order to generate cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio that it would otherwise have continued to hold.

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Convertible Securities	Convertible securities are generally bonds, debentures, notes, preferred securities, “synthetic” convertibles and other securities or investments that may be converted or exchanged (by the holder or issuer) into equity securities of the issuer (or cash or securities of equivalent value). The price of a convertible security will normally vary in some proportion to changes in the price of the underlying equity security because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security may be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock or sell it to a third party. A convertible security will normally also provide income and is subject to interest rate risk. Convertible securities may be lower-rated or high-yield securities subject to greater levels of credit risk, and may also be less liquid than non-convertible debt securities. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed income securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases. However, a convertible security’s market value tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security’s “conversion price.” The conversion price is defined as the predetermined price at which the convertible security could be exchanged for the associated stock. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. Depending upon the relationship of the conversion price to the market value of the underlying security, a convertible security may trade more like an equity security than a debt instrument. Also, a Fund may be forced to convert a security before it would otherwise choose, which may decrease the Fund’s return.

Synthetic Convertible Securities.  “Synthetic” convertible securities are selected based on the similarity of their economic characteristics to those of a traditional convertible security due to the combination of separate securities that possess the two principal characteristics of a traditional convertible security (i.e., an income producing component and a right to acquire an equity security). The income-producing component is achieved by investing in non-convertible, income-producing securities such as bonds, preferred securities and money market instruments while the convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. Synthetic securities may also be created by third parties, typically investment banks or other financial institutions. Unlike a traditional convertible security, which is a single security having a unitary market value, a synthetic convertible consists of two or more separate securities, each with its own market value, and has risks associated with derivative instruments. See “Derivatives.”

Loans of Portfolio Securities	For the purpose of achieving income, each Fund may lend its portfolio securities to brokers, dealers and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Each Fund may (but is not required to) lend portfolio securities representing up to 33 1/3% of its total assets. Collateral received from loans of portfolio securities can therefore represent a substantial portion of a Fund’s assets. The Funds do not currently have a program in place pursuant to which they could lend portfolio securities. However, they may establish such a program in the future. Please see “Investment Objectives and Policies—Securities Loans” in the Statement of Additional Information for details.

Short Sales

Each Fund may make use of short sales for investment and risk management purposes, including when the Manager anticipates that the market price of securities will decline or will underperform relative to other securities held in the Fund’s portfolio. Short sales are transactions in which a Fund sells a security or other instrument (such as an option, forward, futures contract or other derivatives contract) that it does not own. Alternatively or in combination with direct short sales, the Fund may utilize derivative instruments, such as futures on indices or swaps on individual securities, in order to achieve the desired level of short exposure for the portfolio. When a Fund engages in a short sale on a security, it must borrow the security sold short and deliver it to the counterparty. A Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividends or interest that accrues on the security during the period of the loan. The amount of any gain from a short sale will be reduced, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund pays in connection with the short sale. Until a short position is closed out, the net proceeds of the short sale will be retained by the lending broker to the extent necessary to meet margin requirements, together with any additional assets the broker requires as collateral. A Fund is also required to designate, on its books or the books of its custodian, liquid assets

Prospectus	61

(less any additional collateral held by the broker) to cover the short sale obligation, marked-to-market daily. Depending on the arrangements made with the broker or custodian, a Fund may or may not receive any payments (including interest) on collateral it has deposited with the broker.

Short sales expose a Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Fund. A short sale is “against the box” if a Fund holds in its portfolio or has the right to acquire the security sold short at no additional cost. A Fund may engage in short sales that are not “against the box,” which involve additional risks. A Fund’s loss on a short sale could theoretically be unlimited in a case where the Fund is unable, for whatever reason, to close out its short position. A Fund’s use of short sales in combination with long positions in its portfolio in an attempt to improve performance may not be successful and may result in greater losses or lower positive returns than if the Fund held only long positions. It is possible that a Fund’s long equity positions will decline in value at the same time that the value of the securities underlying its short positions increase, thereby increasing potential losses to the Fund. In addition, a Fund’s short selling strategies may limit its ability to fully benefit from increases in the equity markets. The potential for the price of a fixed-income security sold short to rise is a function of both the remaining maturity of the obligation, its creditworthiness and its yield. Unlike short sales of equities or other instruments, the potential for the price of a fixed-income security to rise may be limited due to the fact that the security will be no more than par at maturity. However, the short sale of other instruments or securities generally, including fixed-income securities convertible into equities or other instruments, a fixed-income security trading at a deep discount from par or which pays a coupon that is high in relative or absolute terms, or which is denominated in a currency other than the U.S. dollar, involves the possibility of a theoretically unlimited loss since there is a theoretically unlimited potential for the market price of the security sold short to increase. Short selling also involves a form of financial leverage that may exaggerate any losses realized by a Fund to the extent that it utilizes short sales. See “Summary of Principal Risks—Leveraging Risk.” Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to a Fund. See “Summary of Principal Risks—Credit and Counterparty Risk”. The SEC and other (including non-U.S.) regulatory authorities have imposed, and may in the future impose, restrictions on short selling, either on a temporary or permanent basis, which may include placing limitations on specific companies and/or industries with respect to which a Fund may enter into short positions. Any such restrictions may hinder a Fund in, or prevent it from, fully implementing its investment strategies, and may negatively affect performance.

In certain market and regulatory environments, a Fund may seek to obtain some or all of its short exposure by using derivative instruments on indices or individual securities, instead of engaging directly in short sales on individual securities. Such environments may include instances of regulatory restrictions as described above. It may also include periods when prime brokers or other counterparties are unable or unwilling to support the Fund’s short-selling of individual securities on adequate terms. Following recent economic developments, including significant turbulence in the credit markets and the financial sector, counterparties that provide prime brokerage services in support of short selling have significantly curtailed their prime brokerage relationships with registered mutual funds. Consequently, Funds may be unable to engage in short sales of individual securities on traditional terms. They may instead seek all of their short exposure through derivatives. To the extent a Fund achieves short exposure by using derivative instruments, it will be subject to many of the foregoing risks, as well as to those described under “Derivatives” above. See “Investment Objectives and Policies—Short Sales” in the Statement of Additional Information for more detail.

When-Issued, Delayed Delivery and Forward Commitment Transactions	Each Fund may purchase securities which it is eligible to purchase on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that the Fund’s other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase a Fund’s overall investment exposure. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated to cover these positions.

Repurchase Agreements	Each Fund may enter into repurchase agreements, in which the Fund purchases a security from a bank or broker-dealer that agrees to repurchase the security at the Fund’s cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements maturing in more than seven days are considered illiquid securities.

62	Allianz Multi-Strategy Funds

Reverse Repurchase Agreements and Other Borrowings	Each Fund may enter into reverse repurchase agreements and dollar rolls, subject to a Fund’s limitations on borrowings. A reverse repurchase agreement involves the sale of a security by a Fund and its agreement to repurchase the instrument at a specified time and price. A dollar roll is similar except that the counterparty is not obligated to return the same securities as those originally sold by the Fund but only securities that are “substantially identical.” Reverse repurchase agreements and dollar rolls may be considered forms of borrowing for some purposes. A Fund will segregate assets determined to be liquid by the Manager in accordance with procedures approved by the Board of Trustees to cover its obligations under reverse repurchase agreements, dollar rolls and other borrowings.

Each Fund also may borrow money to the extent permitted under the 1940 Act, subject to any policies of the Fund currently described in this Prospectus or in the Statement of Additional Information.

In addition, to the extent permitted by and subject to applicable law or SEC exemptive relief, the Funds may make short-term borrowings from investment companies (including money market mutual funds) advised or subadvised by the Manager or its affiliates.

Reverse repurchase agreements, dollar rolls and other forms of borrowings will create leveraging risk for a Fund. See “Summary of Principal Risks—Leveraging Risk.”

Illiquid Securities	Each Fund may invest in illiquid securities so long as not more than 15% of the value of the Fund’s net assets (taken at market value at the time of investment) would be invested in such securities. Certain illiquid securities may require pricing using fair valuation procedures approved by the Board of Trustees. The Manager may be subject to significant delays in disposing of illiquid securities held by the Fund, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Please see “Investment Objectives and Policies” in the Statement of Additional Information for a listing of various securities that are generally considered to be illiquid for these purposes. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid.

However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets. This generally includes securities that are unregistered, such as securities issued pursuant to Rule 144A under the Securities Act, or that are otherwise exempt from registration under the Securities Act, such as commercial paper. If any Fund determines at any time that it owns illiquid securities in excess of 15% of its net assets, it will cease to undertake new commitments to acquire illiquid securities until its holdings are no longer in excess of 15% of its NAV, and, depending on circumstances, may take additional steps to reduce its holdings of illiquid securities.

REITs and Real Estate-Related Investments	The Funds may invest in real estate-related investments, such as securities of real estate-related companies, real estate investment trusts (REITs), real estate operating companies (REOCs) and related instruments and derivatives. REITs are entities that primarily invest in income-producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs generally invest a majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs generally invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments.

To the extent that a Fund invests in real estate-related investments, such as securities of real estate-related companies, REITs, REOCs and related instruments and derivatives, it will be subject to the risks associated with owning real estate and with the real estate industry generally. These include difficulties in valuing and disposing of real estate, the possibility of declines in the value of real estate, risks related to general and local economic conditions, the possibility of adverse changes in the climate for real estate, environmental liability risks, the risk of increases in property taxes and operating expenses, possible adverse changes in zoning laws, the risk of casualty or condemnation losses, limitations on rents, the possibility of adverse changes in interest rates and credit markets and the possibility of borrowers paying off mortgages sooner than expected, which may lead to reinvestment of assets at lower prevailing interest rates. The value of investments in the real estate sector also may be affected by macroeconomic developments, and social economic trends. A Fund investing in REITs and/or REOCs is also subject to the risk that a REIT or REOC will default on its obligations or go bankrupt. As with any investment in real estate, the performance of a REIT or REOC will also depend on factors specific to that instrument, such as the company’s ability to find tenants for its properties, to renew leases, to finance property purchases and renovations, and the skill of the management of such REIT or REOC. To the extent a REIT or

Prospectus	63

REOC is not diversified, it is subject to the risk of financing or investing in a single or a limited number of projects. By investing in REITs and/or REOCs indirectly through a Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of such REITs and REOCs. A Fund’s investments in REITs could cause the Fund to recognize income in excess of cash received from those securities and, as a result, the Fund may be required to sell portfolio securities, including when it is not advantageous to do so, in order to make required distributions.

Mortgage-Related and Asset-Backed Securities	Each Fund may invest in mortgage-related securities, and in other asset-backed securities (whether or not related to mortgage loans) that are offered to investors currently or in the future. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. The value of some mortgage-related or asset backed securities in which a Fund invests may be particularly sensitive to changes in prevailing interest rates, and, like other debt securities, the ability of the Fund to utilize these instruments successfully may depend in part upon the ability of the Manager to forecast interest rates and other economic factors correctly. Certain debt securities are also secured with collateral consisting of mortgage-related securities.

Mortgage-related securities that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those mortgage-related securities that have a government or GSE guarantee. As a result, the mortgage loans underlying private mortgage-related securities may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored mortgage-related securities and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label mortgage-related securities pool may vary to a greater extent than those included in a government guaranteed pool. The loans underlying these securities have had in many cases higher default rates than those loans that meet government underwriting requirements. Market factors adversely affecting mortgage loan repayments may include a general economic turndown, high unemployment, a general slowdown in the real estate market, a drop in the market prices of real estate, or an increase in interest rates resulting in higher mortgage payments by holders of adjustable rate mortgages.

Investment in Other Investment Companies	Each Fund may invest in other investment companies, including exchange-traded funds (ETFs). Please see “Investment Objectives and Policies” in the Statement of Additional Information for more detailed information. As a shareholder of another investment company, a Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers. To the extent the estimated fees and expenses of a Fund attributable to investment in other investment companies, or in companies that rely on certain exemptions from the definition of that term, exceed 0.01% of the Fund’s average net assets (without taking into account expenses from investing cash collateral for securities loans), those amounts are reflected in the Fund’s expense table in the Fund Summary under the heading “Acquired Fund Fees and Expenses.” Acquired Fund Fees and Expenses do not include expenses associated with investments in the securities of unaffiliated investment companies unless those companies hold themselves out to be investment companies. To the extent permitted by and subject to applicable law or SEC exemptive relief, the Funds may invest in shares of investment companies (including money market mutual funds) advised or subadvised by the Manager or its affiliates.

Portfolio Turnover	The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective and principal investment strategies, particularly during periods of volatile market movements. The portfolio turnover rate of a Fund employing a written call option strategy or similar strategy may increase to the extent that the Fund is required to sell portfolio securities to satisfy obligations under such a strategy. Higher portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed as ordinary income when distributed to individual shareholders) and may adversely impact a Fund’s after-tax returns. The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. Funds that change sub-advisers and/or investment objectives and policies or that engage in reorganization transactions with other funds may experience substantially increased portfolio turnover due to the differences between the Funds’ previous and current investment objectives and policies and portfolio management strategies.

64	Allianz Multi-Strategy Funds

Changes in Investment Objectives and Policies	The investment objective of each of the Funds is not fundamental and may be changed by the Board of Trustees without shareholder approval. Unless otherwise stated in the Statement of Additional Information, all investment policies of the Funds may be changed by the Board of Trustees without shareholder approval. In addition, each Fund may be subject to additional restrictions on its ability to utilize certain investments or investment techniques described herein or in the Statement of Additional Information. These additional restrictions may be changed with the consent of the Board of Trustees but without approval by or notice to shareholders. Each Fund has adopted an 80% investment policy under Rule 35d-1 under the 1940 Act (which policy is set forth in the Statement of Additional Information) and will not change such policy as it is stated in each Fund’s respective Fund Summary unless such Fund provides shareholders with the notice required by Rule 35d-1, as it may be amended or interpreted by the SEC from time to time. If there is a change in a Fund’s investment objective or policies, including a change approved by shareholder vote, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.

New and Smaller-Sized Funds	In addition to the risks described under “Summary of Principal Risks” above and in this section, to the extent a fund (such as the Funds) is recently formed, it would have limited performance history, or even none at all, for investors to evaluate. Also, it is possible that newer funds and smaller-sized funds (including funds that have lost significant assets through market declines or redemptions) may invest in securities offered in initial public offerings and other types of transactions (such as private placements) which, because of the funds’ size, have a disproportionate impact on the funds’ performance results. The Funds would not necessarily have achieved the same performance results if their aggregate net assets had been greater.

Capitalization Criteria, Percentage Investment Limitations and Alternative Means of Gaining Exposure	Unless otherwise stated, all market capitalization criteria and percentage limitations on Fund investments listed in this Prospectus will apply at the time of investment. A Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment. Unless otherwise indicated, references to assets in the percentage limitations on the Funds’ investments refer to total assets. Unless otherwise stated, if a Fund is described as investing in a particular type of security or other instrument, either generally or subject to a minimum investment percentage, the Fund may make such investments either directly or by gaining exposure through indirect means, such as depositary receipts, derivatives (based on either notional or mark-to-market value depending on the instrument and circumstances), placement warrants or other structured products. Such exposure may be achieved through a combination of multiple instruments or through a combination of one or more investment instruments and cash or cash equivalents. To the extent a Fund is subject to market capitalization or similar criteria that are tied to specific securities indices (“reference indices”), the Fund may require a reasonable time period to align its investment portfolio with any new market capitalization or other criteria when the reference index is rebalanced or reconstituted.

Location of Issuers	A Fund’s policies may be determined by reference to whether an issuer is “located in” a particular country or group of countries. In determining whether an issuer is “located in” a particular country for those purposes, the Manager will consider a number of factors, including but not limited to: (i) whether the issuer’s securities are principally traded in the country’s markets; (ii) where the issuer’s principal offices or operations are located; (iii) where the issuer is headquartered or organized; and (iv) the percentage of the issuer’s revenues derived from goods or services sold or manufactured in the country. The Manager may also consider other factors in making this determination. No single factor will necessarily be determinative nor must all be present for the Manager to determine that an issuer is in a particular country.

Other Investments and Techniques	The Funds may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this Prospectus. These securities and techniques may subject the Funds to additional risks. The Funds may use GrassrootsSM Research in addition to their traditional research activities. GrassrootsSM Research is a division of AllianzGI U.S. Research data, used to generate recommendations, is received from reporters and field force investigators who work as independent contractors for broker-dealers. These broker-dealers supply research to AllianzGI U.S. and certain of its affiliates that is paid for by commissions generated by orders executed on behalf of AllianzGI U.S.’s clients, including the Funds. Please see the Statement of Additional Information for additional information about the securities and investment techniques described in this Prospectus and about additional securities and techniques that may be used by the Funds.

Certain Affiliations	Absent an exemption from the SEC or other regulatory relief, the Funds are generally precluded from effecting certain principal transactions with brokers that are deemed to be affiliated persons of the Funds or the Manager. The Funds’ ability to purchase securities being underwritten by an affiliated broker or a syndicate including an affiliated broker, or to utilize affiliated brokers for agency transactions, is subject to restrictions. These restrictions could limit the Funds’ ability to engage in securities transactions and take advantage of market opportunities.

Prospectus	65

Additional Information	The Board of Trustees of the Trust oversees generally the operations of the Funds and the Trust. The Trust enters into contractual arrangements with various parties, including among others the Funds’ investment adviser, sub-advisers, custodian, transfer agent, and accountants, who provide services to the Funds. Shareholders are not parties to any such contractual arrangements or intended beneficiaries of those contractual arrangements, and those contractual arrangements are not intended to create in any shareholder any right to enforce them directly against the service providers or to seek any remedy under them directly against the service providers.

This prospectus provides information concerning the Trust and the Funds that you should consider in determining whether to purchase shares of the Funds. Neither this prospectus, nor the related statement of additional information, is intended, or should be read, to be or to give rise to an agreement or contract between the Trust or the Funds and any investor, or to give rise to any rights in any shareholder or other person other than any rights under federal or state law that may not be waived.

66	Allianz Multi-Strategy Funds

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Prospectus	67

Financial Highlights

The Funds recently commenced operations and as a result audited financial highlights are not available for the Funds; audited financial statements for the Funds are not included in the Trust’s shareholder reports.

68	Allianz Multi-Strategy Funds

Allianz Multi-Strategy Funds

INVESTMENT MANAGER

Allianz Global Investors U.S. LLC, 1633 Broadway, New York, NY 10019, 600 West Broadway, San Diego, CA 92101, 555 Mission Street, Suite 1700 San Francisco, CA 94105, and 2100 Ross Avenue, Suite 700, Dallas, TX 75201

DISTRIBUTOR

Allianz Global Investors Distributors LLC, 1633 Broadway, New York, NY 10019

CUSTODIAN

State Street Bank & Trust Co., 801 Pennsylvania Avenue, Kansas City, MO 64105

TRANSFER AGENT

State Street Bank & Trust Company, which has delegated its obligations as transfer agent to:
DST Asset Manager Solutions, Inc., P.O. Box 8050, Boston, MA 02266-8050

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York NY 10017

LEGAL COUNSEL

Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199

For further information about the Allianz Multi-Strategy Funds and Allianz Funds call 1-800-498-5413, or visit our Web site at https://us.allianzgi.com.

The Trust’s Statement of Additional Information (“SAI”) includes and annual and semiannual reports to shareholders include, or when they become available, will include, additional information about the Funds. The SAI is incorporated by reference into this Prospectus, which means it is part of this Prospectus for legal purposes. The Funds’ annual report discusses the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

You may get free copies of any of these materials, request other information about a Fund or make shareholder inquiries by calling 1-800-498-5413, or by writing to:

Allianz Global Investors Distributors LLC

1633 Broadway

New York, NY 10019

You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You may call the Commission at 1-202-551-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the EDGAR Database on the Commission’s Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-1520. You may need to refer to the Trust’s file number under the Investment Company Act, which is 811-22167.

The Trust makes available its SAI and annual and semiannual reports, free of charge, on our Web site at us.allianzgi.com. You can also visit our Web site for additional information about the Funds.

Investment Company Act File No. 811-22167

AZ839FI_030718

ALLIANZ FUNDS MULTI-STRATEGY TRUST

STATEMENT OF ADDITIONAL INFORMATION

February 1, 2018 (as revised May 29, 2018)

AllianzGI Best Styles Emerging Markets Equity Fund

Class R6	ABSTX
Institutional Class	AEMKX
Class P	ASMPX
Class A	AABSX
Class C	ACBSX
Class T	—

AllianzGI Best Styles Global Equity Fund

Class R6	AGERX
Institutional Class	ALLHX
Class P	ALGPX
Class A	ALLGX
Class C	ABSGX
Class T	ALLTX

AllianzGI Best Styles International Equity Fund

Class R6	ASESX
Institutional Class	ASTYX
Class P	ASQPX
Class A	AXABX
Class C	AXCBX
Class T	—

AllianzGI Best Styles U.S. Equity Fund

Class R6	ALSEX
Institutional Class	ABTLX
Class P	ALBPX
Class A	AABUX
Class C	ACBUX
Class T	—

AllianzGI Convertible Fund

Institutional Class	ANNPX
Class P	ANCMX
Administrative Class	ANNAX
Class A	ANZAX
Class C	ANZCX
Class R	ANZRX
Class T	ANZTX

AllianzGI Core Bond Fund

Institutional Class	AOBIX
Class P	AOBPX
Class R6	AOBSX

AllianzGI Core Plus Bond Fund

Institutional Class	ACKIX
Class P	ACKPX
Class R6	ACOSX

AllianzGI Emerging Markets Consumer Fund

Institutional Class	AERIX
Class A	AMMAX
Class T	AMMTX

AllianzGI Emerging Markets Debt Fund

Institutional Class	AGMIX
Class P	AGMPX
Class A	AGMAX
Class C	AGMCX
Class T	—

AllianzGI Emerging Markets Small-Cap Fund

Institutional Class	ALAIX
Class A	ALMMX
Class T	—

AllianzGI Europe Equity Dividend Fund

Institutional Class	EEDIX
Class P	EEDPX
Class A	EEDFX
Class C	EEDCX
Class T	—

AllianzGI Global Allocation Fund

Institutional Class	PALLX
Class P	AGAPX
Administrative Class	AGAMX
Class A	PALAX
Class C	PALCX
Class R	AGARX
Class R6	AGASX
Class T	AGATX

AllianzGI Global Dynamic Allocation Fund

Institutional Class	AGAIX
Class P	AGSPX
Administrative Class	AGFAX
Class A	ASGAX
Class C	ASACX
Class R	ASFRX
Class R6	ADYFX
Class T	ADYTX

AllianzGI Global High Yield Fund

Institutional Class	AGIHX
Class P	AGHPX

AllianzGI Global Sustainability Fund

Institutional Class	ASTNX
Class P	ASTPX
Class A	ASUAX
Class T	ASUTX

AllianzGI Global Water Fund

Institutional Class	AWTIX
Class P	AWTPX
Class A	AWTAX
Class C	AWTCX
Class T	AWTTX

AllianzGI High Yield Bond Fund

Institutional Class	AYBIX
Class P	AYBPX
Administrative Class	AYBVX
Class A	AYBAX
Class C	AYBCX
Class R	AYBRX
Class R6	—
Class T	AYDTX

AllianzGI International Growth Fund

Institutional Class	GLIIX
Class A	AIGFX
Class T	—

AllianzGI International Small-Cap Fund

Institutional Class	ALOIX
Class P	ALOPX
Class A	AOPAX
Class C	AOPCX
Class R	ALORX
Class R6	AIISX
Class T	—

AllianzGI Micro Cap Fund

Class A	GMCAX
Institutional Class	AMCIX
Class P	AAMPX
Class T	—

AllianzGI Multi Asset Income Fund

Class R6	AVRIX
Institutional Class	AVRNX
Class P	AGRPX
Administrative Class	ARAMX
Class A	AGRAX
Class C	ARTCX
Class R	ASRRX
Class T	AVRTX

AllianzGI NFJ Emerging Markets Value Fund

Institutional Class	AZMIX
Class P	AZMPX
Class A	AZMAX
Class C	AZMCX
Class T	—

AllianzGI NFJ International Small-Cap Value Fund

Institutional Class	AJVIX
Class P	AJVPX
Class A	AJVAX
Class C	AJVCX
Class R6	AJVSX
Class T	—

AllianzGI PerformanceFee Managed Futures Strategy Fund

Institutional Class	APMIX
Class P	APMPX
Class R6	APMRX

AllianzGI PerformanceFee Structured US Equity Fund

Institutional Class	APBIX
Class P	APBPX
Class R6	APBRX

AllianzGI PerformanceFee Structured US Fixed Income Fund

Institutional Class	APKIX
Class P	APKPX
Class R6	APKRX

AllianzGI Preferred Securities and Income Fund

Institutional Class	APEIX
Class P	APUPX
Class R6	ARISX

AllianzGI Real Estate Debt Fund
Institutional Class	ARIEX
Class P	AREPX

AllianzGI Retirement 2020 Fund

Class R6	AGNIX
Class P	AGLPX
Administrative Class	AGLMX
Class A	AGLAX
Class C	ABSCX
Class R	AGLRX
Class T	—

AllianzGI Retirement 2025 Fund

Class R6	GVSIX
Class P	GVSPX
Administrative Class	GVDAX
Class A	GVSAX
Class R	GVSRX
Class T	—

AllianzGI Retirement 2030 Fund

Class R6	ABLIX
Class P	ABLPX
Administrative Class	ABAMX
Class A	ABLAX
Class C	ABLCX
Class R	ABLRX
Class T	—

AllianzGI Retirement 2035 Fund

Class R6	GVLIX
Class P	GVPAX
Administrative Class	GVLAX
Class A	GVRAX
Class R	GVRRX
Class T	—

AllianzGI Retirement 2040 Fund

Class R6	AVTIX
Class P	AVSPX
Administrative Class	AVAMX
Class A	AVSAX
Class C	AVSCX
Class R	AVSRX
Class T	—

AllianzGI Retirement 2045 Fund

Class R6	GBVIX
Class P	GBVPX
Administrative Class	GBMAX
Class A	GBVAX
Class R	GBVRX
Class T	—

AllianzGI Retirement 2050 Fund

Class R6	ASNIX
Class P	ASNPX
Administrative Class	ANAMX
Class A	ASNAX
Class C	ASNCX
Class R	ASNRX
Class T	—

AllianzGI Retirement 2055 Fund

Class R6	GBLIX
Class P	GLIPX
Administrative Class	GLRAX
Class A	GLIAX
Class R	GLLRX
Class T	—

AllianzGI Short Duration High Income Fund

Class R6	ASHSX
Institutional Class	ASHIX
Class P	ASHPX
Class A	ASHAX
Class C	ASHCX
Class T	ASDTX

AllianzGI Structured Return Fund

Class R6	AZIRX
Institutional Class	AZIIX
Class P	AZIPX
Class A	AZIAX
Class C	AZICX
Class T	AZITX

AllianzGI Ultra Micro Cap Fund

Class A	GUCAX
Institutional Class	AUMIX
Class P	AAUPX
Class T	—

AllianzGI U.S. Equity Hedged Fund

Institutional Class	AZUIX
Class P	AZUPX
Class A	AZUAX
Class C	AZUCX
Class T	—

ALLIANZ FUNDS MULTI-STRATEGY TRUST

STATEMENT OF ADDITIONAL INFORMATION

February 1, 2018 (as revised May 29, 2018)

This Statement of Additional Information is not a prospectus, and should be read in conjunction with the prospectuses of Allianz Funds Multi-Strategy Trust (the “Trust”), as supplemented from time to time. Through two prospectuses, the Trust offers up to eight classes of shares of the “Funds” (as defined herein). Class P, Class R6 and Institutional Class shares of AllianzGI Core Bond Fund, AllianzGI Core Plus Bond Fund and AllianzGI Preferred Securities and Income Fund are offered through a prospectus dated March 7, 2018 and up to eight classes (Class A, Class C, Class R, Institutional Class, Class R6, Class P, Administrative Class and Class T) of each of the other Funds are offered through a prospectus dated February 1, 2018. The aforementioned prospectuses are collectively referred to herein as the “Prospectus.”

Audited financial statements for the series of the Trust as of September 30, 2017, including notes thereto, and the reports of PricewaterhouseCoopers thereon, are incorporated by reference from the Trust’s September 30, 2017 Annual Report. The Trust’s September 30, 2017 Annual Report was filed electronically with the Securities and Exchange Commission (“SEC”) on December 1, 2017 (Accession No. 0001193125-17-358284). Because AllianzGI Real Estate Debt Fund, AllianzGI PerformanceFee Managed Futures Strategy Fund, AllianzGI PerformanceFee Structured US Equity Fund, AllianzGI PerformanceFee Structured US Fixed Income Fund, AllianzGI Core Bond Fund, AllianzGI Core Plus Bond Fund and AllianzGI Preferred Securities and Income Fund are newly or recently formed, their audited financial statements are not incorporated by reference from the Trust’s most recent Annual Report.

A copy of the Prospectus and the Annual and Semiannual Reports corresponding to the Prospectus may be obtained free of charge at the addresses and telephone number(s) listed below.

To obtain the Allianz Funds Multi-Strategy Trust and Allianz Funds Prospectuses, Annual and Semiannual Reports, and Statements of Additional Information, please contact:

Allianz Global Investors Distributors LLC

1633 Broadway

New York, NY 10019

Telephone:	Class A, Class C, Class R and Class T — 1-800-988-8380 Class P, Institutional Class, Class R6 and Administrative Class Shares — 1-800-498-5413

i

Purchases, Exchanges and Redemptions	100

Redemption Fees	102

Additional Information about Purchases, Exchanges and Redemptions of Class A, Class C, Class R, Class T, Class R6, Class P, Institutional Class and Administrative Class Shares	102

Alternative Purchase Arrangements	108

DISCLOSURE OF PORTFOLIO HOLDINGS	116

PORTFOLIO TRANSACTIONS AND BROKERAGE	119

Investment Decisions and Portfolio Transactions	119

Brokerage and Research Services	119

Regular Broker-Dealers	123

Portfolio Turnover	124

NET ASSET VALUE	125

TAXATION	127

Taxation of the Funds	127

Fund Distributions	128

Sale, Exchange or Redemption of Shares	131

Options, Futures, Forward Contracts, Swap Agreements, Hedges, Straddles and Other Transactions	131

Short Sales	134

Original Issue Discount, Pay-In-Kind Securities, Market Discount and Commodity-Linked Notes	134

Securities Purchased at a Premium	134

Higher-Risk Securities	135

Issuer Deductibility of Interest	135

Certain Investments in REITs and Mortgage-Related Securities	135

Investments in Master Limited Partnerships (“MLPs”)	135

Tax-Exempt Shareholders	136

Funds Treated as Partnerships	136

Passive Foreign Investment Companies	136

Foreign Currency Transactions	137

Foreign Taxation	137

Non-U.S. Shareholders	137

Backup Withholding	139

Tax Shelter Reporting Regulations	139

Shareholder Reporting Obligations With Respect To Foreign Bank and Financial Accounts	140

Other Reporting and Withholding Requirements	141

Shares Purchased through Tax-Qualified Plans	141

OTHER INFORMATION	141

Capitalization	141

Additional Performance Information	141

THE TRUST

Allianz Funds Multi-Strategy Trust (the “Trust”) is an open-end management investment company (“mutual fund”) that currently consists of thirty-eight separate investment series, all of which are offered in this Statement of Additional Information. Except for the Global High Yield Fund and the Global Water Fund, each of the Trust’s series offered in this Statement of Additional Information is “diversified” within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust was organized as a Massachusetts business trust on January 10, 2008.

This Statement of Additional Information relates to the prospectus for the Best Styles Emerging Markets Equity Fund, the Best Styles Global Equity Fund, the Best Styles International Equity Fund, the Best Styles U.S. Equity Fund, the Convertible Fund, the Core Bond Fund, the Core Plus Bond Fund, the Emerging Markets Consumer Fund, the Emerging Markets Debt Fund, the Emerging Markets Small-Cap Fund, the Europe Equity Dividend Fund, the Global Allocation Fund, the Global Dynamic Allocation Fund, the Global High Yield Fund, the Global Sustainability Fund, the Global Water Fund, the High Yield Bond Fund, the International Growth Fund, the International Small-Cap Fund, the Micro Cap Fund, the NFJ Emerging Markets Value Fund, the NFJ International Small-Cap Value Fund, the PerformanceFee Managed Futures Strategy Fund, the PerformanceFee Structured US Equity Fund, the PerformanceFee Structured US Fixed Income Fund, the Preferred Securities and Income Fund, the Real Estate Debt Fund, the Retirement 2020 Fund, the Retirement 2025 Fund, the Retirement 2030 Fund, the Retirement 2035 Fund, the Retirement 2040 Fund, the Retirement 2045 Fund, the Retirement 2050 Fund, the Retirement 2055 Fund, the Multi Asset Income Fund, the Short Duration High Income Fund, the Structured Return Fund, the Ultra Micro Cap Fund and the U.S. Equity Hedged Fund (together, the “Funds”). The Retirement 2020 Fund, the Retirement 2025 Fund, the Retirement 2030 Fund, the Retirement 2035 Fund, the Retirement 2040 Fund, the Retirement 2045 Fund, the Retirement 2050 Fund, the Retirement 2055 Fund and the Multi Asset Income Fund (together, the “Target Funds”) may invest primarily in series of the Trust, Allianz Funds, AllianzGI Institutional Multi-Series Trust, PIMCO ETF Trust and PIMCO Funds. The Global Allocation Fund may also invest in series of the Trust, Allianz Funds, AllianzGI Institutional Multi-Series Trust, PIMCO ETF Trust and PIMCO Funds. All other series of the Trust invest directly in equity securities and other securities and instruments. The Trust may from time to time create additional series offered through new, revised or supplemented prospectus or private placement memoranda and statements of additional information.

Pursuant to shareholder approval obtained at a shareholder meeting, on May 4, 2009 the Global Allocation Fund assumed all of the assets and liabilities of the open-end Allianz Global Investors Multi-Style Fund, a series of Allianz Funds. The purpose of the reorganization was to consolidate fund-of-funds sub-advisory functions and to seek enhanced performance.

Pursuant to shareholder approval obtained at a shareholder meeting, on April 12, 2010 the Convertible Fund, High Yield Bond Fund, International Small-Cap Fund (formerly AGIC International Growth Opportunities Fund), Micro Cap Fund and Ultra Micro Cap Fund, assumed all of the assets and liabilities of the open-end Nicholas-Applegate U.S. Convertible Fund, Nicholas-Applegate U.S. High Yield Bond Fund, Nicholas-Applegate International Growth Opportunities Fund, Nicholas-Applegate U.S. Micro Cap Fund and Nicholas-Applegate Ultra Micro Cap Fund, respectively (collectively, the “Predecessor Funds”). The purpose of these reorganizations was to seek economies of scale and reduce shareholder expenses through enhanced distribution opportunities.

On March 30, 2010, the NACM Global Equity 130/30 Fund was liquidated and dissolved. All shares of the Fund outstanding on March 30, 2010 were automatically redeemed.

Prior to August 25, 2010, the Convertible Fund, High Yield Bond Fund, International Small-Cap Fund, Micro Cap Fund and Ultra Micro Cap Fund were sub-advised by Nicholas-Applegate Capital Management LLC (“Nicholas-Applegate”) and the Funds were named NACM Convertible Fund, NACM High Yield Bond Fund, NACM International Growth Opportunities Fund, NACM Micro Cap Fund and NACM Ultra Micro Cap Fund, respectively (collectively, the “NACM Funds”). On August 25, 2010, the Portfolio Management Agreement between Nicholas-Applegate and the NACM Funds’ Manager, Allianz Global Investors Fund Management LLC (“Allianz Global Fund Management”) (the “Portfolio Management Agreement”) was novated and Allianz Global Investors Capital LLC (“AGIC”) (which was renamed Allianz Global Investors U.S. LLC (“AllianzGI U.S.” or the “Manager”) as of December 31, 2012), the indirect parent of Nicholas-Applegate and an affiliate of Allianz Global Fund Management, became the investment sub-adviser to the NACM Funds and is now responsible for day-to-day portfolio management. In connection with the novation and the substitution of AllianzGI U.S. as sub-adviser for the NACM Funds, these Funds were renamed accordingly.

On April 1, 2011, the name of the Global Allocation Fund changed from Allianz Global Investors Solutions Core Allocation Fund, and the name of the Global Dynamic Allocation Fund changed from Allianz Global Investors Solutions Growth Allocation Fund, to Allianz Global Investors Solutions Global Allocation Fund and Allianz Global Investors Solutions Global Growth Allocation Fund, respectively.

On February 27, 2012, the Global Water Fund assumed all the assets and liabilities of the Allianz RCM Global EcoTrendsSM Fund, a series of the Trust. The purpose of the reorganization was to seek economies of scale and reduce shareholder expenses.

On October 22, 2012, the name of the AllianzGI NFJ Emerging Markets Value Fund changed from Allianz NFJ Emerging Markets Value Fund and the name of the AllianzGI U.S. Equity Hedged Fund changed from Allianz AGIC U.S. Equity Hedged Fund.

Prior to January 1, 2013, the Target Funds, the Global Allocation Fund and the Global Dynamic Allocation Fund were sub-advised by Allianz Global Investors Solutions LLC (“AGI Solutions”) pursuant to a Sub-Advisory Agreement between Allianz Global Fund Management and AGI Solutions, which merged into AllianzGI U.S. on January 1, 2013.

Effective January 28, 2013, the name of each Fund listed in the column entitled “Previous Name” in the table below was changed. The Funds’ previous name and current name, as of the date of this Statement of Additional Information, are set forth below.

Previous Name	Current Name
Allianz AGIC Convertible Fund	AllianzGI Convertible Fund
Allianz AGIC High Yield Bond Fund	AllianzGI High Yield Bond Fund
Allianz AGIC Micro Cap Fund	AllianzGI Micro Cap Fund
Allianz AGIC Ultra Micro Cap Fund	AllianzGI Ultra Micro Cap Fund
Allianz Global Investors Retirement Income Fund	AllianzGI Multi Asset Income Fund (formerly, AllianzGI Retirement Income Fund)
Allianz Global Investors Solutions 2020 Fund	AllianzGI Retirement 2020 Fund
Allianz Global Investors Solutions 2025 Fund	AllianzGI Retirement 2025 Fund
Allianz Global Investors Solutions 2030 Fund	AllianzGI Retirement 2030 Fund
Allianz Global Investors Solutions 2035 Fund	AllianzGI Retirement 2035 Fund
Allianz Global Investors Solutions 2040 Fund	AllianzGI Retirement 2040 Fund
Allianz Global Investors Solutions 2045 Fund	AllianzGI Retirement 2045 Fund
Allianz Global Investors Solutions 2050 Fund	AllianzGI Retirement 2050 Fund
Allianz Global Investors Solutions 2055 Fund	AllianzGI Retirement 2055 Fund
Allianz Global Investors Solutions Global Allocation Fund	AllianzGI Global Allocation Fund
Allianz Global Investors Solutions Global Growth Allocation Fund	AllianzGI Global Dynamic Allocation Fund (formerly, AllianzGI Global Growth Allocation Fund)
Allianz NFJ International Small-Cap Value Fund	AllianzGI NFJ International Small-Cap Value Fund
Allianz RCM Global Water Fund	AllianzGI Global Water Fund
Allianz RCM International Small-Cap Fund	AllianzGI International Small-Cap Fund
Allianz RCM Short Duration High Income Fund	AllianzGI Short Duration High Income Fund

Prior to April 1, 2013, the Global Water Fund, the International Small-Cap Fund (formerly the AGIC International Growth Opportunities Fund) and the Short Duration High Income Fund were sub-advised by RCM Capital Management LLC (“RCM”) pursuant to a Sub-Advisory Agreement between Allianz Global Fund Management and RCM, which merged into AllianzGI U.S. on April 1, 2013. Prior to July 13, 2012, the International Small-Cap Fund was sub-advised by Allianz Global Investors U.S. LLC and the Fund was named AGIC International Growth Opportunities Fund.

Effective as of April 1, 2013, former Institutional Class shares of the Target Funds were reclassified as Class R6 shares of the Target Funds and such Target Funds ceased to have any Institutional Class shares authorized or outstanding.

On July 1, 2014, the name of the Structured Return Fund changed from AllianzGI Structured Alpha Fund (which was named AGIC Structured Alpha Fund prior to October 22, 2012).

On February 2, 2015, the name of the Global Dynamic Allocation Fund changed from AllianzGI Global Growth Allocation Fund.

On June 3, 2015, the Board of Trustees of the Trust approved a change in the fiscal year end of each Fund of the Trust. Effective as of September 30, 2015, each Fund’s fiscal year end changed from November 30 to September 30.

On October 21, 2015, shareholders of AllianzGI Behavioral Advantage Large Cap Fund approved a reorganization of the fund with and into Fuller & Thaler Behavioral Core Equity Fund. The reorganization was completed on October 23, 2015.

On November 13, 2015, all Class D shares of Convertible Fund, Europe Equity Dividend Fund, Global Allocation Fund, Global Dynamic Allocation Fund, Global Water Fund, High Yield Bond Fund, International Small-Cap Fund, NFJ Emerging Markets Value Fund, NFJ International Small-Cap Value Fund, Retirement 2020 Fund, Retirement 2030 Fund, Retirement 2040 Fund, Retirement 2050 Fund, Multi Asset Income Fund, Short Duration High Income Fund, Structured Return Fund, and U.S. Equity Hedged Fund were converted into Class A shares of the same Fund.

On December 4, 2015, all Class B shares of the Global Allocation Fund were converted into Class A shares of the Fund.

On December 11, 2015, the AllianzGI Global Managed Volatility Fund was liquidated and dissolved.

On August 26, 2016, the AllianzGI Retirement 2015 Fund merged into the AllianzGI Multi Asset Income Fund.

On October 1, 2016, Allianz Global Fund Management was merged into AllianzGI U.S.

On January 31, 2017, the AllianzGI China Equity Fund was liquidated and dissolved.

On July 14, 2017, the AllianzGI NFJ International Value II Fund and the AllianzGI U.S. Small Cap Growth Fund were liquidated and dissolved.

On September 28, 2017, the AllianzGI Global Megatrends Fund, AllianzGI NFJ Global Dividend Value Fund and AllianzGI Multi-Asset Real Return Fund were liquidated and dissolved.

On February 1, 2018, the name of the Multi Asset Income Fund changed from AllianzGI Retirement Income Fund.

AllianzGI U.S. is the investment manager of each Fund. AllianzGI U.S. is a wholly-owned indirect subsidiary of Allianz Asset Management of America L.P. (“AAMA”).

Prior to July 1, 2017, the NFJ Emerging Markets Value Fund and the NFJ International Small-Cap Value Fund (the “NFJ Funds”) were sub-advised by NFJ Investment Group LLC (“NFJ”) pursuant to a Portfolio Management Agreement between AllianzGI U.S. and NFJ. On July 1, 2017, NFJ merged with AllianzGI U.S. Effective July 1, 2017, the Portfolio Management Agreement was terminated and AllianzGI U.S. assumed the day-to-day management of the NFJ Funds, pursuant to the Investment Management Agreement between the Trust and AllianzGI U.S.

INVESTMENT OBJECTIVES AND POLICIES

In addition to the principal investment strategies and the principal risks of the Funds described in the Prospectus, each Fund may employ other investment practices and may be subject to additional risks, which are described below. Because the following is a combined description of investment strategies and risks for all the Funds, certain strategies and/or risks described below may not apply to particular Funds. Unless a strategy or policy described below is specifically prohibited by the investment restrictions listed in the Prospectus, under “Investment Restrictions” in this Statement of Additional Information, or by applicable law, each Fund may engage in each of the practices described below. However, no Fund is required to engage in any particular transaction or purchase any particular type of securities or investment even if to do so might benefit the Fund. Unless otherwise stated herein, all investment policies of the Funds may be changed by the Board of Trustees without shareholder approval or notice. In addition, each Fund may be subject to restriction on its ability to utilize certain investments or investment techniques. Unless otherwise stated herein, these additional restrictions may be changed with the consent of the Board of Trustees but without approval by or notice to shareholders.

The Target Funds and the Global Allocation Fund invest primarily in certain Funds and series of Allianz Funds, AllianzGI Institutional Multi-Series Trust, PIMCO ETF Trust and PIMCO Funds (the “Affiliated Underlying Funds”). They may also invest in other investment companies that are not Affilitated Underlying Funds (collectively, with the Affiliated Underlying Funds, the “Underlying Funds”) and may invest directly in securities and other instruments. For more information about the principal investments and strategies and principal risks of certain Affiliated Underlying Funds, please see Appendix E to this Statement of Additional Information. Certain other Funds may also invest partially, substantially or primarily in Underlying Funds. By investing in Underlying Funds, a Fund may have an indirect investment interest in some or all of the securities and instruments described below, depending upon how its assets are allocated among the Underlying Funds. All Funds retain the flexibility to make direct investments in securities, even if they partially or primarily engage in fund-of-funds investing. Unless otherwise indicated, the securities and investment policies described in this “Investment Objectives and Policies” section relate to direct investments that may be undertaken by a Fund, as well as indirect exposures that a Fund may have as a result of an investment in one or more Underlying Funds.

Borrowing

Subject to the limitations described under “Investment Restrictions” below, a Fund may be permitted to borrow for temporary purposes and/or for investment purposes. Such a practice will result in leveraging of a Fund’s assets and may cause a Fund to liquidate portfolio positions when it would not be advantageous to do so. This borrowing may be secured or unsecured. Provisions of the 1940 Act require a Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary administrative purposes. Any borrowings for temporary administrative purposes in excess of 5% of the Fund’s total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint if the Fund sells holdings at that time. Borrowing, like other forms of leverage, will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund’s portfolio. Money borrowed will be subject to interest costs, which may or may not be recovered by appreciation of the securities purchased, if any. A Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

From time to time, the Trust may enter into, and make borrowings for temporary purposes related to the redemption of shares under, a credit agreement with third-party lenders. Borrowings made under such a credit agreement will be allocated among the Funds pursuant to guidelines approved by the Board of Trustees. In addition to borrowing money, a Fund may enter into reverse repurchase agreements, dollar rolls, sale-buybacks and other transactions that can be viewed as forms of borrowings. The Trust has entered into a credit agreement (the “State Street Agreement”), among the Trust, AllianzGI Institutional Multi-Series Trust, Allianz Funds and Premier Multi-Series VIT, as borrowers (collectively, the “AllianzGI Borrowers” and each series thereof, an “AllianzGI Borrower Fund”), and State Street Bank and Trust Company, as agent and lender, for a committed line of credit. The State Street Agreement has a term that runs through October 25, 2018 and permits the AllianzGI Borrowers to borrow up to $200 million in aggregate, subject to (i) a requirement that each AllianzGI Borrower Fund’s asset coverage with respect to senior securities representing indebtedness be 300% or higher, and (ii) certain other limitations and conditions. Each AllianzGI Borrower Fund must pay interest on any amounts borrowed under the facility at a rate per annum equal to 1.25% plus the higher of the then-current federal funds overnight rate or the one-month LIBOR rate, subject to upward adjustment when any past due payments are outstanding. The AllianzGI Borrowers must also pay a usage fee at an annualized rate of 0.25% on undrawn amounts, allocated pro rata among the AllianzGI Borrower Funds on the basis of net assets. Amounts borrowed may be repaid and reborrowed on a revolving basis during the term of the facility.

A reverse repurchase agreement involves the sale of a portfolio-eligible security by a Fund to another party, such as a bank or broker-dealer, coupled with its agreement to repurchase the instrument at a specified time and price. Under a reverse repurchase agreement, the Fund continues to receive any principal and interest payments on the underlying security during the term of the agreement. Such transactions are advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the returns it obtains on investments purchased with the cash.

Dollar rolls are transactions in which a Fund sells mortgage-related securities, such as a security issued by the Government National Mortgage Association (“GNMA”), for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type and coupon) securities on a specified future date at a pre-determined price. Unlike in the case of reverse repurchase agreements, the dealer with which a Fund enters into a dollar-roll transaction is not obligated to return the same securities as those originally sold by the Fund, but only securities that are “substantially identical.” To be considered “substantially identical,” the securities returned to a Fund generally must: (1) be collateralized by the same types of underlying mortgages; (2) be issued by the same agency and be part of the same program; (3) have a similar original stated maturity; (4) have identical net coupon rates; (5) have similar market yields (and therefore price); and (6) satisfy “good delivery” requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 0.01% of the initial amount delivered.

A Fund also may effect simultaneous purchase and sale transactions that are known as “sale-buybacks.” A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback, the counterparty who purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of the Fund’s repurchase of the underlying security.

A Fund will typically segregate or “earmark” assets determined to be liquid by the Manager in accordance with procedures approved by the Board of Trustees and equal (on a daily mark-to-market basis) to its obligations under reverse repurchase agreements, dollar rolls and sale-buybacks. Reverse repurchase agreements, dollar rolls and sale-buybacks involve leverage risk and the risk that the market value of securities retained by a Fund may decline below the repurchase price of the securities that the Fund sold and is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement, dollar roll or sale-buyback files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. Reverse repurchase agreements, dollar rolls and sale-buybacks will be subject to the Funds’ limitations on borrowings as specified under “Investment Restrictions” below.

It is possible that changing government regulation may affect a Fund’s use of these strategies. In December 2015, the SEC proposed new regulations applicable to a fund’s use of instruments including reverse repurchase agreements, short sale borrowings, and any firm or standby commitment agreements or similar agreements. If adopted as proposed, these regulations could significantly limit or impact a Fund’s ability to invest in such instruments, limit a Fund’s ability to employ certain strategies that use such instruments and adversely affect a Fund’s performance, efficiency in implementing its strategy, liquidity and ability to pursue its investment objectives. Also, changes in regulatory requirements concerning margin for certain types of financing transactions, such as repurchase agreements, reverse repurchase agreements, and securities lending and borrowing, could impact a Fund’s ability to utilize these investment strategies and techniques.

Interfund Lending

Pursuant to an exemptive order granted by the SEC (the “Order”), the Funds are authorized to enter into a master interfund lending agreement (the “Interfund Program”) with each other and other certain funds advised by AllianzGI U.S. For purposes of this subsection only, the term “Participating Fund” includes the Funds and any other fund advised by AllianzGI U.S. that is subject to the Order. The Interfund Program allows each Participating Fund, whose policies permit it to do so, to lend money directly to and borrow money directly from other Participating Funds for temporary purposes through the Interfund Program (each an “Interfund Loan”). Participating Funds issuing Interfund Loans are referred to below as “Borrowing Funds,” and Participating Funds acquiring Interfund Loans are referred to below as “Lending Funds.” All Interfund Loans would consist only of uninvested cash reserves that the Lending Fund otherwise would invest in short-term repurchase agreements or other short-term instruments. Although any future series of money market funds may, to the extent permitted by their investment policies, participate in the Interfund Program, they typically will not need to participate as borrowers because they rarely need to borrow cash to meet redemptions.

If a Participating Fund has outstanding bank borrowings, any Interfund Loan to the Participating Fund will: (i) be at an interest rate equal to or lower than the interest rate of any outstanding bank loan; (ii) be secured at least on an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding bank loan that requires collateral; (iii) have a maturity no longer than any outstanding bank loan (and in any event not over seven days); and (iv) provide that, if an event of default occurs under any agreement evidencing an outstanding bank loan to the Participating Fund, that event of default will automatically (without need for action or notice by the Lending Fund) constitute an immediate event of default under the interfund lending agreement, entitling the Lending Fund to call the Interfund Loan (and exercise all rights with respect to any collateral), and that such call will be made if the lending bank exercises its right to call its loan under its agreement with the Borrowing Fund.

A Participating Fund may make an unsecured borrowing under the Interfund Program if its outstanding borrowings from all sources immediately after the borrowing under the Interfund Program are equal to or less than 10% of its total assets, provided that if the Participating Fund has a secured loan outstanding from any other lender, including but not limited to another Participating Fund, the Participating Fund’s borrowing under the Interfund Program will be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding loan that requires collateral. If a Participating Fund’s total outstanding borrowings immediately after borrowing under the Interfund Program exceed 10% of its total assets, the Participating Fund may borrow under the Interfund Program on a secured basis only. A Participating Fund may not borrow under the Interfund Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets or any lower threshold provided for by a Participating Fund’s fundamental restriction or non-fundamental policy.

No Participating Fund may lend to another Participating Fund through the Interfund Program if the loan would cause the Lending Fund’s aggregate outstanding loans under the Interfund Program to exceed 15% of its current net assets at the time of the loan. A Participating Fund’s Interfund Loans to any one Participating Fund shall not exceed 5% of the Lending Fund’s net assets. The duration of Interfund Loans will be limited to the time required to receive payment for securities sold, but in no event more than seven days. Loans effected within seven days of each other will be treated as separate loan transactions for purposes of this condition. Each Interfund Loan may be called on one business day’s notice by a Lending Fund and may be repaid on any day by a Borrowing Fund.

The limitations described above and the other conditions of the Order permitting Interfund Lending are designed to minimize the risks associated with Interfund Lending for both the Lending Fund and the Borrowing Fund. However, no borrowing or lending activity is without risk. When a Participating Fund borrows money from another Participating Fund under the Interfund Program, there is a risk that the Interfund Loan could be called on one day’s notice, in which case the Borrowing Fund may have to borrow from a bank at higher rates if an Interfund Loan is not available from another Participating Fund. Interfund Loans are subject to the risk that the Borrowing Fund could be unable to repay the loan when due, and a delay in repayment to a Lending Fund could result in a lost opportunity or additional lending costs. No Participating Fund may borrow more than the amount permitted by its investment restrictions.

Preferred Stock

Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Some preferred stocks also entitle their holders to receive additional liquidation proceeds on the same basis as holders of a company’s common stock, and thus also represent an ownership interest in that company.

The Funds may invest in preferred stocks that pay fixed or adjustable rates of return. Preferred shares are subject to issuer-specific and market risks applicable generally to equity securities. The value of a company’s preferred stock may fall as a result of factors relating directly to that company’s products or services. A preferred stock’s value may also fall because of factors affecting not just the company, but companies in the same industry or in a number of different industries, such as increases in production costs. The value of preferred stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stocks will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Fixed Rate Preferred Stocks. Some fixed rate preferred stocks in which a Fund may invest, known as perpetual preferred stocks, offer a fixed return with no maturity date. Because they never mature, perpetual preferred stocks act like long-term bonds and can be more volatile than and more sensitive to changes in interest rates than other types of preferred stocks that have a maturity date. The Funds may also invest in sinking fund preferred stocks. These preferred stocks also offer a fixed return, but have a maturity date and are retired or redeemed on a predetermined schedule. The shorter duration of sinking fund preferred stocks makes them perform somewhat like intermediate-term bonds and they typically have lower yields than perpetual preferred stocks.

Adjustable Rate and Auction Preferred Stocks. Typically, the dividend rate on an adjustable rate preferred stock is determined prospectively each quarter by applying an adjustment formula established at the time of issuance of the stock. Although adjustment formulas vary among issues, they typically involve a fixed premium or discount relative to rates on specified debt securities issued by the U.S. Treasury. Typically, an adjustment formula will provide for a fixed premium or discount adjustment relative to the highest base yield of three specified U.S. Treasury securities: the 90-day Treasury bill, the 10-year Treasury note and the 20-year Treasury bond. The premium or discount adjustment to be added to or subtracted from this highest U.S. Treasury base rate yield is fixed at the time of issue and cannot be changed without the approval of the holders of the stock. The dividend rate on another type of preferred stocks in which a Fund may invest, commonly known as auction preferred stocks, is adjusted at intervals that may be more frequent than quarterly, such as every 7 or 49 days, based on bids submitted by holders and prospective purchasers of such stocks and may be subject to stated maximum and minimum dividend rates. The issues of most adjustable rate and auction preferred stocks currently outstanding are perpetual, but are redeemable after a specified date, or upon notice, at the option of the issuer. Certain issues supported by the credit of a high-rated financial institution provide for mandatory redemption prior to expiration of the credit arrangement. No redemption can occur if full cumulative dividends are not paid. Although the dividend rates on adjustable and auction preferred stocks are generally adjusted or reset frequently, the market values of these preferred stocks may still fluctuate in response to changes in interest rates. Market values of adjustable preferred stocks also may substantially fluctuate if interest rates increase or decrease once the maximum or minimum dividend rate for a particular stock is approached. Auctions for U.S. auction preferred stocks have failed since early 2008, and the dividend rates payable on such preferred shares since that time typically have been paid at their maximum applicable rate (typically a function of a reference rate of interest). The Manager expects that auction preferred stocks will continue to pay dividends at their maximum applicable rate for the foreseeable future and cannot predict whether or when the auction markets for auction preferred stocks may resume normal functioning.

Securities Loans

Subject to certain conditions described in the Prospectus and below, each of the Funds may make secured loans of its portfolio securities to brokers, dealers and other financial institutions. The risks in lending portfolio securities, as with other extensions of credit, include possible delay in recovery of the securities or possible loss of rights in the collateral should the borrowers (which typically include broker-dealers and other financial services companies) fail financially. However, such loans will be made only to borrowers that are believed by the Manager to be of satisfactory credit standing. Securities loans are made to borrowers pursuant to agreements requiring that loans be continuously secured by collateral consisting of U.S. Government securities, cash or cash equivalents (negotiable certificates of deposit, bankers’ acceptances or letters of credit) maintained on a daily mark-to-market basis in an amount at least equal at all times to the market value of the securities lent. The borrower pays to the lending Fund an amount equal to any dividends or interest received on the securities lent.

The Funds may invest the cash collateral received or receive a fee from the borrower. In the case of cash collateral, a Fund typically pays a rebate to the borrower (in addition to payments to its securities lending agent, as described below). Cash collateral that a Fund receives may be invested in overnight time deposits, repurchase agreements, interest-bearing or discounted commercial paper (including U.S. dollar-denominated commercial paper of non-U.S. issuers) and/or other short-term money market instruments (generally with remaining maturities of 397 days or less), either directly through joint accounts along with securities lending cash collateral of other Funds or indirectly through investments in affiliated or unaffiliated money market funds. Any investment of cash collateral through such joint accounts is subject to conditions established by the SEC staff. Under the terms of a securities lending agency agreement, the investment of cash collateral is at the sole risk of the Fund in most cases. Any income or gains and losses from investing and reinvesting any cash collateral delivered by a borrower pursuant to a loan are at the Fund’s risk (except as provided below), and to the extent any such losses reduce the amount of cash below the amount required to be returned to the borrower upon the termination of any loan, the Fund may be required by the securities lending agent to pay or cause to be paid to such borrower an amount equal to such shortfall in cash. A portion of any income earned through investment of cash collateral and a portion of any fees received from borrowers may be retained by the Funds’ securities lending agent, which currently is an affiliate of the Manager. Notwithstanding the foregoing, to the extent such shortfall is with respect to amounts owed to a borrower as a cash collateral fee, the securities lending agency agreement provides that the securities lending agent and the Fund share the difference between the income generated on the investment of cash collateral with respect to a loan and the amount to be paid to the borrower as a cash collateral fee.

Investments of cash collateral may lose value and/or become illiquid, although each Fund remains obligated to return the collateral amount to the borrower upon termination or maturity of the securities loan and may realize losses on the collateral investments and/or be required to liquidate other portfolio assets in order to satisfy its obligations. Due to continuing adverse conditions in the mortgage and credit markets, liquidity and related problems in the broader markets for commercial paper and other factors, any investments of securities lending collateral by the Funds, including investments in asset-backed commercial paper and notes issued by structured investment vehicles, would present increased credit and liquidity risks. See “Mortgage-Related and Asset-Backed Securities” below for more information. To the extent a Fund invests collateral in instruments that become illiquid, efforts to recall securities and return collateral may force the Fund to liquidate other portfolio holdings in an effort to generate cash.

Any securities lending income would be disclosed as such in the “Statement of Operations” in the Trust’s annual report for the applicable fiscal period. The Funds may pay reasonable finders’, administration and custodial fees in connection with a loan of securities and may share the interest earned on the collateral with the borrower.

Each Fund may lend portfolio securities up to the maximum percentage set forth in the Prospectus and under “Investment Restrictions—Fundamental Investment Restrictions” below.

Although control over, and voting rights or rights to consent with respect to, the loaned securities pass to the borrower, the Fund, as the lender, retains the right to call the loans and obtain the return of the securities loaned at any time on reasonable notice.

The Fund may call such loans in order to sell the securities involved or, if the holders of the securities are asked to vote upon or consent to matters that the Manager believes materially affect the investment, in order to vote the securities. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for non-U.S. securities. When engaged in securities lending, each Fund’s performance will continue to reflect changes in the value of the securities loaned and will also reflect the receipt of either interest, through investment of cash collateral by the Fund in permissible investments, or a fee, if the collateral is U.S. Government securities.

The Funds do not currently have a program in place pursuant to which they may lend portfolio securities and do not expect to lend portfolio securities to a significant degree, but they may establish such a program in the future.

Convertible Securities and Synthetic Convertible Securities

Convertible securities are generally bonds, debentures, notes, preferred securities or other securities or investments that may be converted or exchanged (by the holder or by the issuer) into shares of common stock or other equity securities (or cash or securities of equivalent value) of the same or a different issuer at a stated exchange ratio or predetermined price (the “conversion price”). A convertible security is designed to provide current income and also the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. A convertible security may be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party, which may have an adverse effect on the Fund’s ability to achieve its investment objectives. Convertible securities have general characteristics similar to both debt and equity securities.

A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, generally entail less risk than the corporation’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a debt obligation. Before conversion, convertible securities have characteristics similar to non-convertible debt obligations and are designed to provide for a stable stream of income with generally higher yields than common stocks. However, there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. Convertible securities are subordinate in rank to any senior debt obligations of the issuer, and, therefore, an issuer’s convertible securities entail more risk than its debt obligations. Moreover, convertible securities are often rated below investment grade or not rated because they fall below debt obligations and just above common equity in order of preference or priority on an issuer’s balance sheet.

The Funds may invest in contingent convertible securities (“CoCos”), which generally either convert into equity or have their principal written down upon the occurrence of certain pre-specified triggering events, which may be linked to the issuer’s stock price, regulatory capital thresholds, regulatory actions relating to the issuer’s continued viability, or other pre-specified events. As a result, an investment by a Fund in CoCos is subject to the risk that coupon (i.e., interest) payments may be cancelled by the issuer or a regulatory authority in order to help the issuer absorb losses. An investment by a Fund in CoCos is also subject to the risk that, in the event of the liquidation, dissolution or winding-up of an issuer prior to a trigger event, the Fund’s rights and claims will generally rank junior to the claims of holders of the issuer’s other debt obligations. In addition, if CoCos held by a Fund are converted into the issuer’s underlying equity securities following a trigger event, the Fund’s holding may be further subordinated due to the conversion from a debt to equity instrument. Further, the value of an investment in CoCos is unpredictable and will be influenced by many factors and risks, including interest rate risk, credit risk, market risk and liquidity risk. An investment by a Fund in CoCos may result in losses to the Fund.

Convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar credit quality because of the potential for capital appreciation. The common stock underlying convertible securities may be issued by a different entity than the issuer of the convertible securities.

The value of convertible securities is influenced by both the yield of non-convertible securities of comparable issuers and by the value of the underlying common stock. The value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield) is sometimes referred to as its “investment value.” The investment value of the convertible security typically will fluctuate based on the credit quality of the issuer and will fluctuate inversely with changes in prevailing interest rates. However, at the same time, the convertible security will be influenced by its “conversion value,” which is the market value of the underlying common stock that would be obtained if the convertible security were converted. Conversion value fluctuates directly with the price of the underlying common stock, and will therefore be subject to risks relating to the activities of the issuer and/or general market and economic conditions. Depending upon the relationship of the conversion price to the market value of the underlying security, a convertible security may trade more like an equity security than a debt instrument.

If, because of a low price of the common stock, the conversion value is substantially below the investment value of the convertible security, the price of the convertible security is governed principally by its investment value. Generally, if the conversion value of a convertible security increases to a point that approximates or exceeds its investment value, the value of the security will be principally influenced by its conversion value. A convertible security will sell at a premium over its conversion value to the extent investors place value on the right to acquire the underlying common stock while holding an income-producing security.

To the extent consistent with its other investment policies, each Fund may also create a “synthetic” convertible security by combining separate securities that possess the two principal characteristics of a traditional convertible security, i.e., an income-producing security (“income-producing element”) and the right to acquire an equity security (“convertible element”). The income-producing element is achieved by investing in non-convertible, income-producing securities such as bonds, preferred securities and money market instruments. The convertible element is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. Unlike a traditional convertible security, which is a single security having a unitary market value, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the “market value” of a synthetic convertible security is the sum of the values of its income-producing element and its convertible element. For this reason, the values of a synthetic convertible security and a traditional convertible security may respond differently to market fluctuations.

More flexibility is possible in the assembly of a synthetic convertible security than in the purchase of a convertible security. Although synthetic convertible securities may be selected where the two elements are issued by a single issuer, thus making the synthetic convertible security similar to the traditional convertible security, the character of a synthetic convertible security allows the combination of components representing distinct issuers, when the Manager believes that such a combination may better achieve a Fund’s investment objective. A synthetic convertible security also is a more flexible investment in that its two components may be purchased separately. For example, a Fund may purchase a warrant for inclusion in a synthetic convertible security but temporarily hold short-term investments while postponing the purchase of a corresponding bond pending development of more favorable market conditions.

A holder of a synthetic convertible security faces the risk of a decline in the price of the security or the level of the index or security involved in the convertible element, causing a decline in the value of the call option or warrant purchased to create the synthetic convertible security. Should the price of the stock fall below the exercise price and remain there throughout the exercise period, the entire amount paid for the call option or warrant would be lost. Because a synthetic convertible security includes the income-producing element as well, the holder of a synthetic convertible security also faces the risk that interest rates will rise, causing a decline in the value of the income-producing element.

The Funds may also purchase synthetic convertible securities created by other parties, including convertible structured notes. Convertible structured notes are income-producing debentures linked to equity, and are typically issued by investment banks. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note, rather than the issuer of the underlying common stock into which the note is convertible, assumes the credit risk associated with the underlying investment and a Fund in turn assumes credit risk associated with the convertible note.

Non-U.S. Securities

The Funds may invest in non-U.S. securities. Non-U.S. securities may include, but are not limited to, securities of companies that are organized and headquartered outside the U.S. (including securities traded in local currencies); non-U.S. equity securities as designated by commonly-recognized market data services; U.S. dollar- or non-U.S. currency-denominated corporate debt securities of non-U.S. issuers; securities of U.S. issuers traded principally in non-U.S. markets; non-U.S. bank obligations; U.S. dollar- or non-U.S. currency-denominated obligations of non-U.S. governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities; and securities of other investment companies investing primarily in non-U.S. securities. When assessing compliance with investment policies that designate a minimum or maximum level of investment in “non-U.S. securities” for a Fund, the Manager may apply a variety of factors

(either in addition to or in lieu of one or more of the categories described in the preceding sentence) in order to determine whether a particular security or instrument should be treated as U.S. or non-U.S. Some non-U.S. securities may be restricted against transfer within the United States or to a United States person. For more information about how the Manager may define non-U.S. securities for purposes of each Fund’s asset tests and investment restrictions, see each Fund’s principal investments and strategies under “Principal Investments and Strategies of Each Fund” in the Prospectus.

The non-U.S. securities in which a Fund may invest include Eurodollar obligations and “Yankee Dollar” obligations. Eurodollar obligations are U.S. dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by non-U.S. branches of U.S. banks and by non-U.S. banks. Yankee Dollar obligations are U.S. dollar-denominated obligations issued in the U.S. capital markets by non-U.S. banks. Eurodollar and Yankee Dollar obligations are generally subject to the same risks that apply to domestic debt issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar (and to a limited extent, Yankee Dollar) obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of U.S. dollars, from flowing across its borders. Other risks include adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of non-U.S. taxes, including withholding taxes; and the expropriation or nationalization of non-U.S. issuers.

The Funds may invest in American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) or Global Depositary Receipts (“GDRs”). ADRs are U.S. dollar-denominated receipts issued generally by domestic banks and represent the deposit with the bank of a security of a non-U.S. issuer. EDRs are foreign currency-denominated receipts similar to ADRs and are issued and traded in Europe, and are publicly traded on exchanges or over-the-counter (“OTC”) in the United States. GDRs may be offered privately in the United States and also trade in public or private markets in other countries. ADRs, EDRs and GDRs may be issued as sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities trade in the form of ADRs, EDRs or GDRs. In unsponsored programs, the issuer may not be directly involved in the creation of the ADRs, EDRs or GDRs. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. For this reason, there may be an increased possibility that the Funds would not become aware of and be able to respond to in a timely manner corporate actions such as stock splits or rights offerings involving the foreign issuer of the security underlying an ADR. While readily exchangeable with stock in local markets, the depository receipts in an unsponsored program may be less liquid than those in a sponsored program.

The Funds may invest in Brady Bonds. Brady Bonds are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the “Brady Plan”). Brady Plan debt restructurings have been implemented in a number of countries, including: Albania, Argentina, Bolivia, Brazil, Bulgaria, Columbia, Costa Rica, the Dominican Republic, Ecuador, Ivory Coast, Jordan, Mexico, Morocco, Niger, Nigeria, Panama, Peru, the Philippines, Poland, Uruguay, Venezuela and Vietnam.

Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are actively traded in the OTC secondary market. Brady Bonds are not considered to be U.S. Government securities. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal by U.S. Treasury zero-coupon bonds having the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized on a one-year or longer rolling-forward basis by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of interest payments or, in the case of floating rate bonds, initially is equal to at least one year’s interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to “value recovery payments” in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (the uncollateralized amounts constitute the “residual risk”).

Most Mexican Brady Bonds issued to date have principal repayments at final maturity fully collateralized by U.S. Treasury zero-coupon bonds (or comparable collateral denominated in other currencies) and interest coupon payments collateralized on an 18-month rolling-forward basis by funds held in escrow by an agent for the bondholders. A significant portion of the Venezuelan Brady Bonds and the Argentine Brady Bonds issued to date have repayments at final maturity collateralized by U.S. Treasury zero-coupon bonds (or comparable collateral denominated in other currencies) and/or interest coupon payments collateralized on a 14-month (for Venezuela) or 12-month (for Argentina) rolling-forward basis by securities held by the Federal Reserve Bank of New York as collateral agent.

Brady Bonds involve various risk factors including residual risk and the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds. There can be no assurance that Brady Bonds in which the Funds may invest will not be subject to restructuring arrangements or to requests for new credit, which may cause the Funds to suffer a loss of interest or principal on any of its holdings.

Investing in non-U.S. securities involves special risks and considerations not typically associated with investing in U.S. securities. These include: differences in accounting, auditing and financial reporting standards, generally higher commission rates on non-U.S. portfolio transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), market disruption, the possibility of security suspensions, political instability that affects U.S. investments in non-U.S. countries and potential restrictions on the flow of international capital. In addition, non-U.S. securities and income derived from those securities may be subject to non-U.S. taxes, including withholding taxes, which will reduce investment returns. See “Taxation.” Non-U.S. securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Changes in foreign exchange rates will affect the value of those securities that are denominated or quoted in currencies other than the U.S. dollar. The currencies of non-U.S. countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund.

Member States of the European Union recently put in place new laws and regulations to implement the second Markets in Financial Instruments Directive (“MiFID II”) and the related Markets in Financial Instruments Regulation (“MiFIR”). These impose new regulatory obligations and costs, among other things with respect to the processes and conditions under which global asset managers such as Allianz Global Investors acquire investment research. Notably, investment managers subject to MiFID II may not receive investment research from brokers unless the investment manager pays for such research directly from its own resources, or from a separate, dedicated account paid for with client funds with client permission (or a combination of these methods). Although the Manager and the Trust are both organized in the U.S., they may be affected by MiFID II in several potential scenarios, including, without limitation, where: the Manager seeks to aggregate trades on behalf of the Trust with those of vehicles that are directly subject to MiFID II; the Manager seeks to use brokers based in the European Union; and/or the Manager or the Trust make use of advisory personnel who are subject to European Union regulation.

A Fund’s investments in foreign currency-denominated debt obligations and hedging activities will likely produce a difference between its book income and its taxable income. This difference could cause a portion of the Fund’s income distributions to constitute returns of capital for tax purposes or require the Fund to make distributions exceeding book income to qualify for treatment as a regulated investment company for U.S. federal tax purposes. A Fund’s use of non-U.S. securities may increase or accelerate the amount of ordinary income recognized by taxable shareholders. See “Taxation.”

Investment in sovereign debt can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of the debt. A governmental entity’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity’s policy toward the International Monetary Fund, and the political constraints to which a governmental entity may be subject. Governmental entities may also depend on expected disbursements from foreign governments, multilateral agencies and others to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity’s implementation of economic reforms and/or economic performance and the timely service of such debtor’s obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds to the governmental entity, which may further impair such debtor’s ability or willingness to service its debts in a timely manner. Consequently, governmental entities may default on their sovereign debt. Holders of sovereign debt (including a Fund) may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

Euro- and EU-related risks. The global economic crisis brought several small economies in Europe to the brink of bankruptcy and many other economies into recession and weakened the banking and financial sectors of many European countries. For example, the governments of Greece, Spain, Portugal, and the Republic of Ireland have all experienced large public budget deficits, the effects of which are still yet unknown and may slow the overall recovery of the European economies from the global economic crisis. In addition, due to large public deficits, some European countries may be dependent on assistance from other European governments and institutions or other central banks or supranational agencies such as the International Monetary Fund. Assistance may be dependent on a country’s implementation of reforms or reaching a certain level of performance. Failure to reach those objectives or an insufficient level of assistance could result in a deep economic downturn which could significantly affect the value of a Fund’s European investments.

The Economic and Monetary Union of the European Union (“EMU”) is comprised of the European Union members that have adopted the euro currency. By adopting the euro as its currency, a member state relinquishes control of its own monetary policies. As a result, European countries are significantly affected by fiscal and monetary policies implemented by the EMU and European Central Bank. The euro currency may not fully reflect the strengths and weaknesses of the various economies that comprise the EMU and Europe generally. It is possible that one or more EMU member countries could abandon the euro and return to a national currency and/or that the euro will cease to exist as a single currency in its current form. The effects of such an abandonment or a country’s forced expulsion from the euro on that country, the rest of the EMU, and global markets are impossible to predict, but are likely to be negative. The exit of any country out of the euro may have an extremely destabilizing effect on other EMU countries and their economies and a negative effect on the global economy as a whole. Such an exit by one country may also increase the possibility that additional countries may exit the euro should they face similar financial difficulties. In addition, in the event of one or more countries’ exit from the euro, it may be difficult to value investments denominated in euros or in a replacement currency.

A Fund may face potential risks associated with the referendum on the United Kingdom’s continued membership in the European Union, which resulted in a vote for the United Kingdom to leave the European Union. The vote to leave the European Union may result in substantial volatility in foreign exchange markets and may lead to a sustained weakness in the British pound’s exchange rate against the United States dollar, the euro and other currencies, which may impact a Fund’s returns. The vote to leave the European Union may result in a sustained period of market uncertainty, as the United Kingdom seeks to negotiate the terms of its exit. It may also destabilize some or all of the other European Union member countries and/or the EMU. These developments could result in losses to a Fund, as there may be negative effects on the value of the Fund’s investments and/or on the Fund’s ability to enter into certain transactions or value certain investments, and these developments may make it more difficult for the Fund to exit certain investments at an advantageous time or price. Such events could result from, among other things, increased uncertainty and volatility in the United Kingdom, the European Union and other financial markets; fluctuations in asset values; fluctuations in exchange rates; decreased liquidity of investments located, traded or listed within the United Kingdom, the European Union or elsewhere; changes in the willingness or ability of financial and other counterparties to enter into transactions or the price and terms on which other counterparties are willing to transact; and/or changes in legal and regulatory regimes to which Fund investments are or become subject. Any of these events, as well as an exit or expulsion of a European Union member state other than the United Kingdom from the European Union, could negatively impact a Fund’s returns.

Investments in Russia. A Fund may invest in securities and instruments that are economically tied to Russia. Investments in Russia are subject to various risks such as political, economic, legal, market and currency risks. The risks include uncertain political and economic policies, short term market volatility, poor accounting standards, corruption and crime, an inadequate regulatory system, and unpredictable taxation. Investments in Russia are particularly subject to the risk that economic sanctions may be imposed by the United States and/or other countries. Such sanctions -- which may impact companies in many sectors, including energy, financial services and defense, among others -- may negatively impact a Fund’s performance and/or ability to achieve its investment objectives. The Russian securities market is characterized by limited volume of trading, resulting in difficulty in obtaining accurate prices. The Russian securities market, as compared to U.S. markets, has significant price volatility, less liquidity, a smaller market capitalization and a smaller number of traded securities. There may be little publicly available information about issuers. Settlement, clearing and registration of securities transactions are subject to risks because of registration systems that may not be subject to effective government supervision. This may result in significant delays or problems in registering the transfer of securities. Russian securities laws may not recognize foreign nominee accounts held with a custodian bank, and therefore the custodian may be considered the ultimate owner of securities they hold for their clients. Ownership of securities issued by Russian companies is recorded by companies themselves and by registrars instead of through a central registration system. It is possible that the ownership rights of a Fund could be lost through fraud or negligence. While applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for a Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. Adverse currency exchange rates are a risk and there may be a lack of available currency hedging instruments. Investments in Russia may be subject to the risk of nationalization or expropriation of assets. Oil, natural gas, metals, and timber account for a significant portion of Russia’s exports, leaving the country vulnerable to swings in world prices.

Emerging Market Securities. The risks of investing in non-U.S. securities are particularly high when the issuers are tied economically to countries with developing (or “emerging market”) economies. Countries with “emerging market” economies are those with securities markets that are, in the opinion of the Manager, less sophisticated than more developed markets in terms of participation by investors, analyst coverage, liquidity and regulation. Investing in emerging market countries involves certain risks not typically associated with investing in U.S. securities, and imposes risks greater than, or in addition to, risks of investing in non-U.S., developed countries. These risks include: greater risks of nationalization or expropriation of assets or confiscatory taxation; currency devaluations and other currency exchange rate fluctuations; greater social, economic and political uncertainty and instability (including the risk of war); more substantial government involvement in the economy; less government supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on the Fund’s ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be smaller, less seasoned and newly organized companies; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; the risk that it may be more difficult to obtain and/or enforce a judgment in a court outside the United States; and greater price volatility, substantially less liquidity and significantly smaller market capitalization of securities markets. In addition, a number of emerging market countries restrict, to various degrees, foreign investment in securities, and high rates of inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Also, any change in the leadership or politics of emerging market countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities.

Foreign Debt Obligations. The debt obligations of non-U.S. governments and their agencies and instrumentalities may or may not be supported by the full faith and credit of the non-U.S. government. The Funds may invest in securities issued by certain supranational entities, which include entities designated or supported by governments to promote economic reconstruction or development, international banking organizations and related government agencies. Examples are the International Bank for Reconstruction and Development (commonly called the “World Bank”), the Asian Development Bank and the Inter-American Development Bank.

The governmental members of these supranational entities are “stockholders” that typically make capital contributions and may be committed to make additional capital contributions if the entity is unable to repay its borrowings. A supranational entity’s lending activities may be limited to a percentage of its total capital, reserves and net income. There can be no assurance that the constituent non-U.S. governments will be able or willing to honor their capitalization commitments for those entities.

Passive Foreign Investment Companies. Some corporations domiciled outside the U.S. in which the Funds may invest may be considered passive foreign investment companies (“PFICs”) under U.S. tax laws. PFICs are those foreign corporations that generate primarily passive income.

Investing in PFICs involves the risks associated with investing in foreign securities, as described above. There is also the risk that a Fund may not realize that a foreign corporation in which it invests is a PFIC for federal tax purposes, which could cause the Fund to incur U.S. federal income tax or other charges (including interest charges) at the Fund level. See “Taxation” below for a more detailed discussion of the tax consequences of a Fund’s investment in PFICs.

Subject to applicable limits under the 1940 Act, the Funds may also invest in foreign mutual funds that are also deemed PFICs (since nearly all of the income of a mutual fund is generally passive income). Investing in these types of PFICs may allow exposure to various countries because some foreign countries limit, or prohibit, all direct foreign investment in the securities of companies domiciled therein. In addition to bearing their proportionate share of a fund’s expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of such entities. Additional risks of investing in other investment companies are described below under “Other Investment Companies.”

Foreign Currencies and Related Transactions

Subject to applicable limits set forth in the Prospectus and this Statement of Additional Information, the Funds may invest in or utilize foreign currencies, forward foreign currency exchange contracts, foreign currency futures contracts, options on foreign currencies and foreign currency futures, currency swap transactions and other foreign currency-related transactions may be used for a variety of reasons, including to hedge against foreign exchange risk arising from a Fund’s investment or anticipated investment in securities denominated in foreign currencies, to increase exposure to a foreign currency for investment or hedging purposes, or to shift exposure of foreign currency fluctuations from one currency to another.

A Fund may (but is not required to) hedge some or all of its exposure to foreign currencies derived through its investments to reduce the risk of loss due to fluctuations in currency exchange rates. Suitable currency hedging transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in such transactions at any given time or from time to time when it may be beneficial to do so. Foreign currency transactions may also be unsuccessful and may result in losses or may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies.

A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. By entering into a forward foreign currency exchange contract, a fund “locks in” the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. As a result, a Fund reduces its exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will exchange into. Contracts to sell foreign currencies would limit any potential gain that might be realized by a Fund if the value of the hedged currency increases.

Forward foreign currency exchange contracts may be used for a variety of reasons, including the following circumstances:

Lock In. When a Fund desires to lock in the U.S. dollar price on the purchase or sale of a security denominated in a foreign currency.

Cross Hedge. If a particular currency is expected to decrease against another currency, a Fund may sell the currency expected to decrease and purchase a currency that is expected to increase against the currency sold in an amount approximately equal to some or all of the Fund’s portfolio holdings denominated in the currency sold.

Direct Hedge. If a Fund wants to eliminate substantially all of the risk of owning a particular currency, and/or if the Manager believes that the Fund can benefit from price appreciation in a given country’s currency but does not want to hold the currency, it may employ a direct hedge back into the U.S. dollar. In either case, a Fund would enter into a forward contract to sell the currency in which a portfolio security is denominated and purchase U.S. dollars at an exchange rate established at the time it initiated a contract. The cost of the direct hedge transaction may offset most, if not all, of the yield advantage offered by the foreign security, but a Fund would hope to benefit from an increase (if any) in the value of the security.

Proxy Hedge. A Fund might choose to use a proxy hedge, which may be less costly than a direct hedge. In this case, a Fund, having purchased a security, will sell a currency whose value is believed to be closely linked to the currency in which the security is denominated. Interest rates prevailing in the country whose currency was sold would be expected to be close to those in the United States and lower than those of securities denominated in the currency of the original holding. This type of hedging entails greater risk than a direct hedge because it is dependent on a stable relationship between the two currencies paired as proxies and the relationships can be very unstable at times.

Costs of Hedging. When a Fund purchases a non-U.S. bond with a higher interest rate than is available on U.S. bonds of a similar maturity, the additional yield on the non-U.S. bond could be substantially reduced or lost if the Fund were to enter into a direct hedge by selling the foreign currency and purchasing the U.S. dollar. This is what is known as the “cost” of hedging. Proxy hedging attempts to reduce this cost through an indirect hedge back to the U.S. dollar.

It is important to note that hedging costs are treated as capital transactions and are not, therefore, deducted from a Fund’s dividend distribution and are not reflected in its yield. Instead such costs will, over time, be reflected in the Fund’s net asset value per share.

A Fund may enter into foreign currency transactions as a substitute for cash investments and for other investment purposes not involving hedging, including, without limitation, to exchange payments received in a foreign currency into U.S. dollars or in anticipation of settling a transaction that requires a Fund to deliver a foreign currency.

The forecasting of currency market movement is extremely difficult, and whether any hedging strategy will be successful is highly uncertain. Moreover, it is impossible to forecast with precision the market value of portfolio securities at the expiration of a foreign currency forward contract. Accordingly, a Fund may be required to buy or sell additional currency on the spot market (and bear the expense of such transaction) if the Manager’s predictions regarding the movement of foreign currency or securities markets prove inaccurate. Also, foreign currency transactions, like currency exchange rates, can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments. Such events may prevent or restrict a Fund’s ability to enter into foreign currency transactions, force the Fund to exit a foreign currency transaction at a disadvantageous time or price or result in penalties for the Fund, any of which may result in a loss to the Fund. In addition, the use of cross-hedging transactions may involve special risks, and may leave a Fund in a less advantageous position than if such a hedge had not been established. Because foreign currency forward contracts are privately negotiated transactions, there can be no assurance that the Fund will have flexibility to roll-over a foreign currency forward contract upon its expiration if it desires to do so. Additionally, there can be no assurance that the other party to the contract will perform its services thereunder. Under definitions adopted by the U.S. Commodity Futures Trading Commission (“CFTC”) and the SEC, many non-deliverable foreign currency forwards are considered swaps for certain purposes. These changes are expected to reduce counterparty risk as compared to bilaterally negotiated contracts.

A Fund may hold a portion of its assets in bank deposits denominated in foreign currencies, so as to facilitate investment in foreign securities as well as to protect against currency fluctuations and the need to convert such assets into U.S. dollars (thereby also reducing transaction costs). To the extent these monies are converted back into U.S. dollars, the value of the assets so maintained will be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations.

Tax Consequences of Hedging. Under applicable tax law, a Fund’s hedging activities could result in the application of special tax rules, which could ultimately affect the amount, timing, and character of distributions to, and thus taxes payable by, shareholders. Some of a Fund’s hedging transactions are also likely to produce a difference between its book income and tax income, which could cause a portion of the Fund’s income distributions to constitute a return of capital for tax purposes or require the Fund to make distributions exceeding book income to qualify for treatment as a regulated investment company for U.S. federal tax purposes. See “Taxation” below for further details.

Among the risks facing Funds that utilize foreign currencies and related transactions is the risk that the relative value of currencies will be different than anticipated by the Manager. A Fund will segregate assets determined to be liquid by the Manager in accordance with procedures approved by the Board of Trustees to cover forward currency contracts entered into for non-hedging purposes. Please see “Derivative Instruments” below for a description of other foreign currency related transactions that may be used by the Funds. Certain foreign currency transactions in which the Funds may invest may be OTC transactions (e.g., currency swap transactions). See “Derivative Instruments—Swap Agreements” for a discussion of certain risks associated with such transactions.

Commodities

Some of the Funds may invest in instruments that provide exposure to, and are subject to the risks of, investments in commodities. These may include futures, options, swaps and other instruments, the return on which is dependent upon the return of one or more commodities or commodity indices. Commodities may include, among other things, oil, gas, coal, alternative energy, steel, timber, agricultural products, minerals, precious metals (e.g., gold, silver, platinum, and palladium) and other resources. In addition, the Funds may invest in companies principally engaged in the commodities industries (such as mining, dealing or transportation companies) with significant exposure to commodities markets or investments in commodities, and through these investments may be exposed to the risks of investing in commodities. Commodities generally and particular commodities have, at times been subject to substantial price fluctuations over short periods of time and may be affected by unpredictable monetary and political policies such as currency devaluations or revaluations, economic and social conditions within a country, trade imbalances, or trade or currency restrictions between countries. The prices of commodities may be, however, less subject to local and company-specific factors than securities of individual companies. As a result, commodity prices may be more or less volatile in price than securities of companies engaged in commodity-related businesses. Investments in commodities can also present concerns such as delivery, storage and maintenance, possible illiquidity, and the unavailability of accurate market valuations. To the extent that a Fund invests in companies principally engaged in the commodities industries the Fund will also be subject to these risks. Commodity investments may not correlate with equity market returns. Investments in commodity-related companies are also subject to the risk that the performance of such companies may not correlate with returns on commodity investments to the extent expected by a Fund’s portfolio manager(s).

In order to qualify for the special U.S. federal income tax treatment accorded regulated investment companies and their shareholders described in “Taxation” below, a Fund must, among other things, derive at least 90% of its income from certain specified sources (such income, “qualifying income”). Income from certain commodity-linked investments does not constitute qualifying income to a Fund. The tax treatment of certain other commodity-linked investments is not certain, in particular with respect to whether income and gains from such investments constitute qualifying income. If such income were determined not to constitute qualifying income and were to cause a Fund’s nonqualifying income to exceed 10% of the Fund’s gross income for any year, the Fund would fail the 90% gross income test and fail to qualify as a regulated investment company unless it were eligible to and did pay a tax at the Fund level. A Fund’s intention to so qualify can therefore limit the manner in or extent to which the Fund seeks exposure to commodities. See “Taxation” below.

Derivative Instruments

A Fund may (but is not required to) use a variety of other derivative instruments (including both long and short positions) in an attempt to enhance the Fund’s investment returns, to hedge against market, credit, interest rate, currency and other risks in the portfolio, to add leverage to the portfolio and/or to obtain market exposure with reduced transaction costs.

Generally, derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index and may relate to, among other things, stocks, bonds, interest rates, currencies or currency exchange rates, commodities, related indexes and other assets. Examples of derivatives and information about some types of derivatives and risks associated therewith follows. The derivatives market is always changing and the Funds may invest in derivatives other than those shown below.

The value of some derivative instruments in which the Funds may invest may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Funds, the ability of the Funds to utilize these instruments successfully may depend in part upon their ability to forecast interest rates and other economic factors correctly. If a Fund incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, the Fund could suffer losses.

The Funds might not employ any of the strategies described herein, and no assurance can be given that any strategy used will succeed. If a Fund incorrectly forecasts interest rates, market values or other economic factors in utilizing a derivatives strategy, the Fund might have been in a better position if it had not entered into the transaction at all. Also, suitable derivative transactions may not be available in all circumstances. The use of derivative strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they also can reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of a Fund to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because a Fund is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments, and the possible inability of the Fund to close out or to liquidate its derivatives positions. A Fund’s use of derivatives may increase or accelerate the amount of ordinary income recognized by shareholders.

In evaluating the risks and contractual obligations associated with particular derivative instruments, it is important to consider that certain derivative transactions may be modified or terminated only by mutual consent of a Fund and its counterparty and certain derivative transactions may be terminated by the counterparty or a Fund, as the case may be, upon the occurrence of certain Fund-related or counterparty-related events, which may result in losses or gains to the Fund based on the market value of the derivative transactions entered into between the Fund and the counterparty. In addition, such early terminations may result in taxable events and accelerate gain or loss recognition for tax purposes. It may not be possible for a Fund to modify, terminate, or offset the Fund’s obligations or the Fund’s exposure to the risks associated with a derivative transaction prior to its termination or maturity date, which may create a possibility of increased volatility and/or decreased liquidity to the Fund. Upon the expiration or termination of a particular contract, a Fund may wish to retain the Fund’s position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other appropriate counterparty can be found, which could cause the Fund not to be able to maintain certain desired investment exposures or not to be able to hedge other investment positions or risks, which could cause losses to the Fund. Furthermore, after such an expiration or termination of a particular contract, a Fund may have fewer counterparties with which to engage in additional derivative transactions, which could lead to potentially greater counterparty risk exposure to one or more counterparties and which could increase the cost of entering into certain derivatives. In such cases, a Fund may lose money.

A Fund may engage in strategies, including certain derivatives strategies, to, among other things, generate current, distributable income, even if such strategies could potentially result in declines in the Fund’s net asset value. A Fund’s income and gain-generating strategies, including certain derivatives strategies, may generate current income and gains taxable as ordinary income sufficient to support monthly distributions even in situations when the Fund has experienced a decline in net assets due to, for example, adverse changes in the broad U.S. or non U.S. equity markets or the Fund’s debt investments, or arising from its use of derivatives. Also, suitable derivative and/or hedging transactions may not be available in all circumstances, and there can be no assurance that a Fund will be able to identify or employ a desirable derivative and/or hedging transaction at any time or from time to time or, if a strategy is used, that it will be successful.

Among other trading agreements, certain Funds are also party to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Agreements”) with select counterparties that generally govern OTC derivative transactions entered into by such Funds. The ISDA Agreements typically include representations and warranties as well as contractual terms related to collateral, events of default, termination events, and other provisions. Termination events include the decline in the net assets of a Fund below a certain level over a specified period of time and entitle a counterparty to elect to terminate early with respect to some or all the transactions under the ISDA Agreement with that counterparty. Depending on the relative size of a Fund’s derivatives positions, such an election by one or more of the counterparties could have a material adverse impact on a Fund’s operations.

As further described below, federal legislation has been recently enacted in the U.S. that provides for new clearing, margin, reporting and registration requirements for participants in the derivatives market. While some of the relevant rules have been finalized and implemented, others are still not in effect, so its ultimate impact remains unclear. New regulations could restrict and/or impose significant costs or other burdens upon a Fund’s ability to participate in derivatives transactions. Similarly, these changes could impose limits or restrictions on the counterparties with which the Fund engages in derivatives transactions. As a result, the Fund may be unable to use certain derivative instruments or otherwise execute its investment strategy. These risks may be particularly acute to the extent the Fund uses commodity-related derivative instruments. Further, the requirements for qualification as a “regulated investment company” under federal income tax law limit the extent to which a Fund may enter into commodity-related derivatives. See “Taxation” below.

Options on Securities and Indexes. As described under “Characteristics and Risks of Securities and Investment Techniques—Derivatives” in the Prospectus, the Funds may, among other things, purchase and sell put and call options on equity, debt or other securities or indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities, or quoted on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) System or on a regulated foreign OTC market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue from a dealer. Among other reasons, a Fund may purchase put options to protect holdings in an underlying or related security against a decline in market value, and may purchase call options to protect against increases in the prices of securities it intends to purchase pending its ability to invest in such securities in an orderly manner.

An option on a security (or index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect features of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)

When a Fund writes a call (put) option on an underlying security it owns (is short), the option is sometimes referred to as a “covered option.” All Funds may write such options. When a Fund writes a call (put) option on an underlying security it does not own (is not short), the option is sometimes referred to as a “naked option.” Except for the Emerging Markets Debt Fund, none of the Funds may write “naked” call options on individual securities other than exchange traded funds (“ETFs”).

However, each Fund may write a call or put option only if the option is “covered” as such term is used in the context of Section 18 of the 1940 Act. In the case of a call option on a security, a call option is covered for these purposes if the Fund segregates assets determined to be liquid by the Manager in accordance with procedures approved by the Board of Trustees in an amount equal to the contract value of the position (minus any collateral deposited with a broker-dealer), on a mark-to-market basis. The option is also covered if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by the Manager in accordance with procedures approved by the Board of Trustees in such amount are segregated) upon conversion or exchange of other securities held by the Fund. For a call option on an index, the option is covered if the Fund segregates assets determined to be liquid by the Manager in accordance with procedures approved by the Board of Trustees in an amount equal to the contract value of the index. A call option is also covered if the Fund holds a call on the same index or security as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is segregated by the Fund in assets determined to be liquid by the Manager in accordance with procedures approved by the Board of Trustees. A put option on a security or an index is “covered” if the Fund segregates assets determined to be liquid by the Manager in accordance with procedures approved by the Board of Trustees equal to the exercise price. A put option is also covered if the Fund holds a put on the same security or index as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is segregated by the Fund in assets determined to be liquid by the Manager in accordance with procedures approved by the Board of Trustees.

The Emerging Markets Debt Fund may write “naked” call options on individual securities or instruments in which it may invest but that are not currently held by the Fund. When writing “naked” call options, the Fund must deposit and maintain sufficient margin with the broker-dealer through which it wrote the “naked” call option as collateral to ensure that it meets its obligations as the writer of the option. The Fund is further subject to the segregation requirements described above when it writes “naked” call options. Such segregation will ensure that the Fund has assets available to satisfy its obligations with respect to the transaction, but will not limit the Fund’s exposure to loss. During periods of declining securities prices or when prices are stable, writing “naked” call options can be a profitable strategy to increase the Fund’s income with minimal capital risk. However, when the price of the security underlying the written option increases, the Fund is exposed to an increased risk of loss, because if the price of the security underlying the option exceeds the option’s exercise price, the Fund will lose the difference. “Naked” written call options are riskier because there is no underlying security held by the Fund that can act as a partial hedge. “Naked” written call options have speculative characteristics, and the potential for loss is theoretically unlimited. When a “naked” written call option is exercised, the Fund must purchase the underlying security to meet its delivery obligation or make a payment equal to the value of its obligation in order to close out the option. There is also a risk, especially with less liquid preferred and debt securities or small capitalization securities, that the securities may not be available for purchase.

If an option written by a Fund expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). In addition, a Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option that is sold. There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires.

A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. See “Taxation” below. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

The premium paid for a put or call option purchased by a Fund is an asset of the Fund. The premium received for an option written by a Fund is recorded as a deferred credit. The value of an option purchased or written is marked to market daily and is valued in accordance with the Trust’s valuation policies and procedures.

The Fund may write straddles (covered or uncovered) consisting of a combination of a call and a put written on the same underlying security. A straddle will be covered when sufficient assets are deposited to meet the Fund’s immediate obligations. The Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Fund will also segregate liquid assets equivalent to the amount, if any, by which the put is “in the money.”

OTC Options. The Funds may also purchase and write OTC options. OTC options differ from traded options in that they are two-party contracts, with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options. The Funds may be required to treat as illiquid OTC options purchased and securities being used to cover certain written OTC options, and they will treat the amount by which such formula price exceeds the intrinsic value of the option (i.e., the amount, if any, by which the market price of the underlying security exceeds the exercise price of the option) as an illiquid investment. The Funds may also purchase and write so-called dealer options. Participants in OTC options markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets and therefore OTC derivatives generally expose a Fund to greater counterparty risk than exchange-traded derivatives.

Risks Associated with Options on Securities and Indexes. There are several risks associated with transactions in options on securities, including ETFs, and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve the intended result. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful because of market behavior or unexpected events.

There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a security or index, it would have to exercise the option in order to realize any profit or the option may expire worthless. If a Fund were unable to close out a call option that it had written on a security held in its portfolio, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a call option on an individual security held in a Fund’s portfolio, the Fund foregoes, during the option’s life, the opportunity to profit from increases in the market value of the security or index position covering the call option above the sum of the premium and the exercise price (the “strike price”) of the call but has retained the risk of loss (net of premiums received) should the price of the underlying security or index position decline. Similarly, as the writer of a call option on a securities index or ETF, a Fund forgoes the opportunity to profit from increases in the index or ETF over the strike price of the option, though it retains the risk of loss (net of premiums received) should the price of the Fund’s portfolio securities decline.

The value of call options written by a Fund will be affected by, among other factors, changes in the value of underlying securities (including those comprising an index), changes in the dividend rates of underlying securities (including those comprising an index), changes in interest rates, changes in the actual or perceived volatility of the stock market and underlying securities and the remaining time to an option’s expiration. The value of an option also may be adversely affected if the market for the option is reduced or becomes less liquid. The writer of an “American-style” option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

The hours of trading for options may not conform to the hours during which the securities held by a Fund are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that may not be reflected in the options markets. In addition, a Fund’s options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which the options are traded. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose other sanctions that could adversely affect a Fund engaging in options transactions.

If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security or index remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security or index is purchased to hedge against price movements in a related security or index, the price of the put or call option may move more or less than the price of the related security or index. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Fund may be unable to close out a position. Similarly, if restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index or ETF written by a Fund is covered by an option on the same index or ETF purchased by the Fund, movements in the index or ETF may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund’s securities during the period the option was outstanding (based, in part, on the extent of correlation (if any) between the performance of the index or ETF and the performance of the Fund’s portfolio securities).

Foreign Currency Options. The Funds may buy or sell put and call options on foreign currencies in various circumstances, including, but not limited to, as a hedge against changes in the value of the U.S. dollar (or another currency) in relation to a foreign currency in which a Fund’s securities may be denominated or to cross-hedge or in an attempt to increase the total return when the Manager anticipates that the currency will appreciate or depreciate in value. In addition, the Funds may buy or sell put and call options on foreign currencies either on exchanges or in the OTC market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits, which may limit the ability of a Fund to reduce foreign currency risk using such options. Under definitions adopted by the CFTC and SEC, many foreign currency options are considered swaps for certain purposes, including determination of whether such instruments need to be exchange-traded and centrally cleared.

Futures Contracts and Options on Futures Contracts. The Funds may use interest rate, foreign currency, index and other futures contracts, and options on such contracts. For example, the Funds may invest in foreign exchange futures contracts and options thereon (“futures options”) that are traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system as an adjunct to their securities activities. The Funds may also enter into futures contracts for the purchase or sale of securities. The Funds may purchase and sell futures contracts on various securities indexes (“Index Futures”) and related options for hedging purposes and for investment purposes. For example, the Funds may invest in Index Futures and related options when the Manager believes that there are not enough attractive securities available to maintain the standards of diversification and liquidity set for a Fund pending investment in such securities if or when they do become available. Through the use of Index Futures and related options, a Fund may diversify risk in its portfolio without incurring the substantial brokerage costs that may be associated with investment in the securities of multiple issuers. A Fund may also minimize potential market and liquidity problems that may result from increases in positions already held by the Fund. A Fund’s purchase and sale of Index Futures is limited to contracts listed on exchanges that have been approved by the CFTC.

Generally, a futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument, foreign currency or the cash value of an index at a specified price and time.

An Index Future is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of a securities index (“Index”) at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an Index might be a function of the value of certain specified securities, no physical delivery of these securities is made. A unit is the value of the relevant Index from time to time. Entering into a contract to buy units is commonly referred to as buying or purchasing a contract or holding a long position in an Index. Index Futures contracts can be traded through all major commodity brokers. A Fund will ordinarily be able to close open positions on the futures exchange on which Index Futures are then traded at any time up to and including the expiration day. As described below, a Fund will be required to segregate initial margin in the name of the futures broker upon entering into an Index Future. Variation margin will be paid to and received from the broker on a daily basis as the contracts are marked to market. For example, when a Fund has purchased an Index Future and the price of the relevant Index has risen, that position will have increased in value and the Fund will receive from the broker a variation margin payment equal to that increase in value. Conversely, when a Fund has purchased an Index Future and the price of the relevant Index has declined, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker.

A Fund may close open positions on the futures exchanges on which Index Futures are traded at any time up to and including the expiration day. All positions that remain open at the close of the last business day of the contract’s life are required to settle on the next business day (based upon the value of the relevant index on the expiration day), with settlement made with the appropriate clearing house. Additional or different margin requirements as well as settlement procedures may be applicable to foreign stock Index Futures at the time a Fund purchases such instruments. Positions in Index Futures may be closed out by a Fund only on the futures exchanges upon which the Index Futures are then traded.

The following example illustrates generally the manner in which Index Futures operate. The S&P 100 Stock Index is composed of 100 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 100 Index assigns relative weightings to the common stocks included in the Index, and the Index fluctuates with changes in the market values of those common stocks. In the case of the S&P 100 Index, contracts are to buy or sell 100 units. Thus, if the value of the S&P 100 Index were $180, one contract would be worth $18,000 (100 units x $180). The Index Future specifies that no delivery of the actual stocks making up the Index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the Index at the expiration of the contract. For example, if a Fund enters into a futures contract to buy 100 units of the S&P 100 Index at a specified future date at a contract price of $180 and the S&P 100 Index is at $184 on that future date, the Fund will gain $400 (100 units x gain of $4). If the Fund enters into a futures contract to sell 100 units of the Index at a specified future date at a contract price of $180 and the S&P 100 Index is at $182 on that future date, the Fund will lose $200 (100 units x loss of $2).

A public market exists in futures contracts covering a number of Indexes as well as financial instruments and foreign currencies, including but not limited to: the S&P 500; the S&P Midcap 400; the Nikkei 225; the NYSE composite; U.S. Treasury bonds; U.S. Treasury notes; GNMA Certificates; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; Eurodollar certificates of deposit; the Australian dollar; the Canadian dollar; the British pound; the Japanese yen; the Swiss franc; the Mexican peso; and certain multinational currencies, such as the euro. It is expected that other futures contracts in which the Funds may invest will be developed and traded in the future.

The Funds may purchase and write call and put options on futures contracts (“futures options”). Futures options possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the holder acquires a short position and the writer is assigned the opposite long position.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its futures commission merchant an amount of margin set by the exchange on which the contract is traded (“initial margin”). The required amount of initial margin may be modified by the exchange or the futures commission merchant during the term of the contract. Margin requirements on foreign exchanges may be different than U.S. exchanges. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract, which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. The Funds would ordinarily earn interest income on initial margin deposits. Each day the Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. This process is known as “marking to market.” Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between the Fund and the exchange of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Fund will mark to market its open futures positions.

A Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (i.e., with the same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. Any transaction costs must also be included in these calculations.

Commodity Futures Contracts and Options on Commodity Futures Contracts. In addition to other futures contracts and options thereon, the Funds may invest in commodity futures contracts and options thereon. A commodity futures contract is an agreement between two parties, in which one party agrees to buy a commodity, such as an energy, agricultural or metal commodity from the other party at a later date at a price and quantity agreed upon when the contract is made.

Limitations on Use of Futures and Futures Options. The Funds may enter into positions in futures contracts and related options for hedging purposes, for example, to hedge against changes in interest rates, foreign currency exchange rates or securities prices. In addition, the Funds may utilize futures contracts for investment and/or speculative purposes. For instance, a Fund may invest to a significant degree in Index Futures on stock indexes and related options (including those that may trade outside of the United States) as an alternative to purchasing individual stocks in order to gain or adjust their exposure to a particular market. A Fund may also use these investments to hedge against changes in the value of securities that the Manager intends to purchase for the portfolio.

When purchasing a futures contract, a Fund may segregate (and mark to market on a daily basis) assets determined to be liquid by the Manager in accordance with procedures approved by the Board of Trustees that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the total market value of (or in certain cases, such as contracts required to “cash settle,” the Fund’s obligation under) the futures contract. Alternatively, the Fund may “cover” its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund.

When selling a futures contract, a Fund may segregate (and mark to market on a daily basis) assets determined to be liquid by the Manager in accordance with procedures approved by the Board of Trustees that are equal to the market value of the instruments underlying the contract (or in certain cases, such as contracts required to “cash settle,” the Fund’s obligation under the contract). Alternatively, the Fund may “cover” its position by owning the instruments underlying the contract (or, in the case of an Index Future, a portfolio with a volatility substantially similar to that of the Index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Trust’s custodian).

When selling a call option on a futures contract, a Fund may segregate (and mark to market on a daily basis) assets determined to be liquid by the Manager in accordance with procedures approved by the Board of Trustees that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund, or by taking other offsetting positions.

When selling a put option on a futures contract, a Fund may segregate (and mark to market on a daily basis) assets determined to be liquid by the Manager in accordance with procedures approved by the Board of Trustees that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund, or by taking other offsetting positions.

With respect to futures contracts that “physically settle,” a Fund may cover the open position by setting aside or “earmarking” liquid assets in an amount equal to the full notional value of the futures contract. With respect to futures that are required or permitted to “cash settle,” however, a Fund is permitted to set aside or “earmark” liquid assets in an amount equal to the Fund’s daily mark-to-market (net) obligation, if any, (in other words, the Fund’s daily net liability, if any) rather than the full notional value of the futures contract. By setting aside or “earmarking” assets equal to only its net obligation under cash-settled futures, a Fund will have the ability to utilize these contracts to a greater extent than if the Fund were required to segregate or “earmark” assets equal to the full notional value of the futures contract.

To the extent that securities with maturities greater than one year are used to segregate liquid assets to cover a Fund’s obligations under futures contracts and related options, such use will not eliminate the leverage risk arising from such use, which may tend to exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund’s portfolio, and may require liquidation of portfolio positions when it is not advantageous to do so.

Each Fund’s intention to qualify as a regulated investment company and the requirements for so qualifying also may limit the extent to which a Fund may enter into certain futures, options or forward contracts. A Fund’s investment in such contracts may affect the amount, timing or character of the Fund’s distributions to, and thus taxes payable by, shareholders. See “Taxation” below.

Commodity Pool Operators and Commodity Trading Advisors. The CFTC has adopted regulations that subject registered investment companies and their investment advisers to regulation by the CFTC if the registered investment company invests more than a prescribed level of its liquidation value in commodity futures, options on commodities or commodity futures, swaps, or other financial instruments regulated under the Commodity Exchange Act (“CEA”) (“commodity interests”), or if the fund markets itself as providing investment exposure to such instruments. The Manager is registered as a commodity pool operator with respect to AllianzGI Global Allocation Fund, AllianzGI Multi Asset Income Fund, AllianzGI Retirement 2020 Fund, AllianzGI Retirement 2025 Fund, AllianzGI Retirement 2030 Fund, AllianzGI Retirement 2035 Fund, AllianzGI Retirement 2040 Fund, AllianzGI Retirement 2045 Fund, AllianzGI Retirement 2050 Fund, AllianzGI Retirement 2055 Fund and AllianzGI PerformanceFee Managed Futures Strategy Fund and its wholly-owned subsidiary (together, the “CPO Funds”). The Manager has claimed eligibility for an exclusion from the definition of “commodity pool operator” pursuant to CFTC Rule 4.5 with respect to all other Funds (the “CFC Excluded Funds”).

For the Manager to remain eligible for the Rule 4.5 exclusion, each of the CFTC Excluded Funds must comply with certain limitations, including limits on its ability to use any commodity interests and limits on the manner in which the Fund holds out its use of such commodity interests. These limitations may restrict a Fund’s ability to pursue its investment strategy, increase the costs of implementing its strategy, increase expenses of the Fund, and/or adversely affect the Fund’s total return.

The Manager and the CPO Funds are subject to the regulation by the CFTC under the CEA. The CPO Funds have elected to comply with certain CFTC disclosure, reporting, and recordkeeping requirements by agreeing to comply with applicable SEC requirements. Additional CFTC-mandated disclosure, reporting and recordkeeping obligations apply to these Funds, and compliance with the CFTC’s regulatory requirements could increase Fund expenses, adversely affecting a Fund’s total return.

Risks Associated with Futures and Futures Options. There are several risks associated with the use of futures contracts and futures options. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. In the case of futures contracts used for hedging purposes, some of the risk may be caused by an imperfect correlation between movements in the price of the futures contract and the price of a security or other investment being hedged. The hedge will not be fully effective where there is such imperfect correlation. Also, an incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle. For example, if the price of the futures contract moves more than the price of the hedged security, a Fund would experience either a loss or gain on the future that is not completely offset by movements in the price of the hedged securities. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. To compensate for imperfect correlations, a Fund may purchase or sell futures contracts in a greater dollar amount than the hedged securities if the volatility of the hedged securities is historically greater than the volatility of the futures contracts. Conversely, a Fund may purchase or sell fewer contracts if the volatility of the price of the hedged securities is historically less than that of the futures contracts. The risk of imperfect correlation generally tends to diminish as the maturity date of the futures contract approaches. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. Also, the Funds may not choose to use futures and/or suitable hedging transactions may not be available in all circumstances. Even if a hedge is executed successfully, a Fund’s return may have been higher if no hedging had been attempted.

Additionally, the price of Index Futures may not correlate perfectly with movement in the relevant index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions that could distort the normal relationship between the index and futures markets. Second, the deposit requirements in the futures market are less onerous than margin requirements in the securities market, and as a result, the futures market may attract more speculators than does the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. In addition, trading hours for foreign stock Index Futures may not correspond perfectly to hours of trading on the foreign exchange to which a particular foreign stock Index Future relates. This may result in a disparity between the price of Index Futures and the value of the relevant index due to the lack of continuous arbitrage between the Index Futures price and the value of the underlying index.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures position or a futures option position, and that Fund would remain obligated to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

It is important to note that hedging costs are treated as capital transactions and are not, therefore, deducted from the Funds’ dividend distributions and are not reflected in yield.

Additional Risks Associated with Commodity Futures Contracts. There are several additional risks associated with transactions in commodity futures contracts.

Storage. Unlike the financial futures markets, in the commodity futures markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while the Fund is invested in futures contracts on that commodity, the value of the futures contract may change proportionately.

Reinvestment. In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for a Fund. If the nature of hedgers and speculators in futures markets has shifted when it is time for a Fund to reinvest the proceeds of a maturing contract in a new futures contract, the Fund might reinvest at higher or lower futures prices, or choose to pursue other investments.

Other Economic Factors. The commodities that underlie commodity futures contracts may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments, including futures contracts, than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks that subject a Fund’s investments to greater volatility than investments in traditional securities.

Additional Risks of Options on Securities or Indexes, Futures Contracts, Options on Futures Contracts and Forward Currency Exchange Contracts and Options Thereon. Options on securities or indexes, futures contracts, options on futures contracts, and options on currencies may be traded on non-U.S. exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental actions affecting trading in, or the prices of, non-U.S. securities. Some non-U.S. exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. The value of such positions also could be adversely affected by (i) other complex non-U.S. political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Trust’s ability to act upon economic events occurring in non-U.S. markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States and (v) lesser trading volume. In addition, unless a Fund hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on non-U.S. exchanges, any profits that a Fund might realize in trading could be eliminated by adverse changes in the exchange rate, or the Fund could incur losses as a result of those changes. The value of some derivative instruments in which the Funds may invest may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Funds, the ability of a Fund to utilize these instruments successfully may depend in part upon the ability of the Manager to forecast interest rates and other economic factors correctly. If the Manager incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, the Funds could suffer losses. In addition, a Fund’s use of such instruments may increase or accelerate the amount of ordinary income recognized by its shareholders.

Swap Agreements. The Funds may enter into total return swap agreements, credit default swap agreements and other swap agreements made with respect to interest rates, currencies, indexes or baskets of securities (or a single security), commodities and other assets or measures of risk or return. These transactions are entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return.

Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to a number of years. Swap agreements are individually negotiated and structured to include exposure to a variety of types of investments or market factors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties generally are calculated with respect to a “notional amount,” such as the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities or commodities representing a particular index.

Forms of swap agreements include: interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap;” interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor;” and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. Consistent with a Fund’s investment objectives and general investment policies, a Fund may invest in commodity swap agreements. For example, an investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, a Fund will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, the Fund may pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is more than one period, with interim swap payments, the Fund may pay an adjustable or floating fee. With a “floating” rate, the fee may be pegged to a base rate, such as the London Interbank Offered Rate, and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, the Fund may be required to pay a higher fee at each swap reset date.

A Fund may directly or indirectly use credit default swaps to take an active long or short position with respect to the likelihood of default by a corporate or sovereign issuer of fixed income securities (including asset-backed securities). In a credit default swap, one party pays, in effect, an insurance premium through a stream of payments to another party in exchange for the right to receive a specified return in the event of default (or similar events) by one or more third parties on their obligations. For example, in purchasing a credit default swap, a Fund may pay a premium in return for the right to put specified bonds or loans to the counterparty, such as a U.S. or non-U.S. issuer or basket of such issuers, upon issuer default (or similar events) at their par (or other agreed-upon) value. A Fund, as the purchaser in a credit default swap, bears the risk that the investment might expire worthless. It also would be subject to counterparty risk—the risk that the counterparty may fail to satisfy its payment obligations to the Fund in the event of a default (or similar event). In addition, as a purchaser in a credit default swap, the Fund’s investment would only generate income in the event of an actual default (or similar event) by the issuer of the underlying obligation.

A Fund also may use credit default swaps for investment purposes by selling a credit default swap, in which case the Fund will receive one or more premium payments from its counterparty in return for the Fund’s taking on the obligation to pay the par (or other agreed-upon) value to the counterparty upon issuer default (or similar events). As the seller in a credit default swap, a Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. If no event of default (or similar event) occurs, the Fund would keep the premium payments received from the counterparty and generally would have no payment obligations, with the exception of an initial payment made on the credit default swap or any margin requirements with the credit default swap counterparty. For credit default swap agreements, trigger events for payment under the agreement vary by the type of underlying investment (e.g., corporate and sovereign debt and asset-backed securities) and by jurisdiction (e.g., United States, Europe and Asia).

In connection with credit default swaps in which a Fund is the seller, the Fund will typically segregate or “earmark” cash or liquid assets, or enter into certain offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Fund).

If the Funds enter into a credit default swap agreement, the Funds will write insurance protection on the full notional amount of the agreement.

The Funds also may enter into options on swap agreements (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. The Funds may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

Most swap agreements entered into by a Fund would calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a Fund’s current obligations (or rights) under a swap agreement generally will be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered through the segregation of assets determined to be liquid by the Manager in accordance with procedures approved by the Board of Trustees. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Fund’s investment restriction concerning senior securities.

Whether a Fund’s use of swap agreements or swaptions will be successful in furthering its investment objectives will depend on the Manager’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index but also of the swap itself, without the benefit of observing the performance of the swap under all possible market conditions. Like most other investments, swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund’s interest. The Fund bears the risk that the Manager will not accurately forecast future market trends or the values of assets, reference rates, indexes, or other economic factors in establishing swap positions for the Fund.

Because swaps are two-party contracts that may be subject to contractual restrictions on transferability and termination and because, they may have terms of greater than seven days, swap agreements may be considered to be illiquid. If a swap is not liquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses.

Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. When a counterparty’s obligations are not fully secured by collateral, then the Fund is essentially an unsecured creditor of the counterparty. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that a counterparty will be able to meet its obligations pursuant to such contracts or that, in the event of default, the Fund will succeed in enforcing contractual remedies. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral because the Fund’s interest in collateral may not be perfected or additional collateral may not be promptly posted as required. Counterparty risk also may be more pronounced if a counterparty’s obligations exceed the amount of collateral held by the Fund (if any), the Fund is unable to exercise its interest in collateral upon default by the counterparty, or the termination value of the instrument varies significantly from the marked-to-market value of the instrument.

New rules and regulations affecting the derivatives market affect counterparty risk with respect to derivatives. Some derivatives transactions are required to be centrally cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the member of the clearing house (“clearing member”) through which it holds its cleared position, rather than the credit risk of its original counterparty to the derivative transaction. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. A clearing member is obligated by contract and by applicable regulation to segregate all funds received from customers with respect to cleared derivatives transactions from the clearing member’s proprietary assets. However, all funds and other property received by a clearing broker from its customers are generally held by the clearing broker on a commingled basis in an omnibus account, and the clearing member may invest those funds in certain instruments permitted under the applicable regulations. The assets of a Fund might not be fully protected in the event of the bankruptcy of a Fund’s clearing member, because the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing broker’s customers for a relevant account class. Also, the clearing member is required to transfer to the clearing organization the amount of margin required by the clearing organization for cleared derivatives, which amounts are generally held in an omnibus account at the clearing organization for all customers of the clearing member. Regulations promulgated by the CFTC require that the clearing member notify the clearing house of the amount of initial margin provided by the clearing member to the clearing organization that is attributable to each customer. However, if the clearing member does not provide accurate reporting, the Funds are subject to the risk that a clearing organization will use a Fund’s assets held in an omnibus account at the clearing organization to satisfy payment obligations of a defaulting customer of the clearing member to the clearing organization. In addition, clearing members generally provide to the clearing organization the net amount of variation margin required for cleared swaps for all of its customers in the aggregate, rather than the gross amount of each customer. The Funds are therefore subject to the risk that a clearing organization will not make variation margin payments owed to a Fund if another customer of the clearing member has suffered a loss and is in default, and the risk that a Fund will be required to provide additional variation margin to the clearing house before the clearing house will move the Fund’s cleared derivatives transactions to another clearing member. In addition, if a clearing member does not comply with the applicable regulations or its agreement with the Funds, or in the event of fraud or misappropriation of customer assets by a clearing member, a Fund could have only an unsecured creditor claim in an insolvency of the clearing member with respect to the margin held by the clearing member. If the Manager attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, the Fund will be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments.

Many swaps are complex and often valued subjectively. Many OTC derivatives are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or incorrect valuation. The pricing models used may not produce valuations that are consistent with the values the Fund realizes when it closes or sells an OTC derivative. Valuation risk is more pronounced when the Fund enters into OTC derivatives with specialized terms because the market value of those derivatives in some cases is determined in part by reference to similar derivatives with more standardized terms. Incorrect valuations may result in increased cash payment requirements to counterparties, undercollateralization and/or errors in calculation of the Fund’s net asset value.

Title VII of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) established a framework for the regulation of OTC swap markets; the framework outlined the joint responsibility of the CFTC and the SEC in regulating swaps. The CFTC is responsible for the regulation of swaps, the SEC is responsible for the regulation of security-based swaps and jointly they are both responsible for the regulation of mixed swaps.

Risk of Governmental Regulation of Derivatives. It is possible that government regulation of various types of derivative instruments, including futures and swap agreements, may limit or prevent the Funds from using such instruments as a part of their investment strategy, and could ultimately prevent the Funds from being able to achieve their investment objectives. It is impossible to predict fully the effects of legislation and regulation in this area, but the effects could be substantial and adverse.

In addition, the SEC issued a proposed rule under the 1940 Act in December 2015 providing for the regulation of registered investment companies’ use of derivatives and certain related instruments. The ultimate impact, if any, of possible regulation remains unclear, but the proposed rule, if adopted, could, among other things, restrict a Fund’s ability to engage in derivatives transactions and/or increase the costs of such derivatives transactions such that a Fund may be unable to implement its investment strategy.

The futures markets are subject to comprehensive statutes, regulations, and margin requirements. The SEC, the CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading.

The regulation of swaps and futures transactions in the U.S., the European Union and other jurisdictions is a rapidly changing area of law and is subject to modification by government and judicial action. There is a possibility of future regulatory changes altering, perhaps to a material extent, the nature of an investment in a Fund or the ability of a Fund to continue to implement its investment strategies. In particular, the Dodd-Frank Act, which was signed into law in July 2010, sets forth a new legislative framework for OTC derivatives, such as swaps, in which the Funds may invest. Title VII of the Dodd-Frank Act makes broad changes to the OTC derivatives market, grants significant new authority to the SEC and the CFTC to regulate OTC derivatives and market participants, and will require clearing of many OTC derivatives transactions. Additionally, U.S. regulators recently issued final rules pursuant to the Dodd-Frank Act that establish minimum margin and capital requirements for uncleared OTC derivatives transactions that will have a material impact on the Funds’ use of uncleared derivatives. These rules impose minimum margin requirements on derivatives transactions between the Funds and their swap counterparties and may increase the amount of margin the Funds are required to provide. They impose regulatory requirements on the timing of transferring margin, which may accelerate the Funds’ current margin process. They will also effectively require changes to typical derivatives margin documentation.

Under recently adopted rules and regulations, transactions in some types of swaps (including interest rate swaps and credit default swaps on North American and European indices) are required to be centrally cleared. In a transaction involving those swaps (“cleared derivatives”), a Fund’s counterparty is a clearing house, rather than a bank or broker. Since the Funds are not members of clearing houses and only clearing members can participate directly in the clearing house, the Funds will hold cleared derivatives through accounts at clearing members. In cleared derivatives transactions, the Funds will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house.

In many ways, cleared derivative arrangements are less favorable to mutual funds than bilateral arrangements. For example, the Funds may be required to provide more margin for cleared derivatives transactions than for bilateral derivatives transactions. Also, in contrast to a bilateral derivatives transaction, following a period of notice to a Fund, a clearing member generally can require termination of an existing cleared derivatives transaction at any time or an increase in margin requirements above the margin that the clearing member required at the beginning of a transaction. Clearing houses also have broad rights to increase margin requirements for existing transactions or to terminate those transactions at any time. Any increase in margin requirements or termination of existing cleared derivatives transactions by the clearing member or the clearing house could interfere with the ability of a Fund to pursue its investment strategy. Further, any increase in margin requirements by a clearing member could expose a Fund to greater credit risk to its clearing member, because margin for cleared derivatives transactions in excess of a clearing house’s margin requirements typically is held by the clearing member. Also, a Fund is subject to risk if it enters into a derivatives transaction that is required to be cleared (or that the Manager expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. While the documentation in place between a Fund and its clearing members generally provides that the clearing members will accept for clearing all transactions submitted for clearing that are within credit limits (specified in advance) for the Fund, the Fund is still subject to the risk that no clearing member will be willing or able to clear a transaction. In those cases, the transaction might have to be terminated, and a Fund could lose some or all of the benefit of the transaction, including loss of an increase in the value of the transaction and/or loss of hedging protection. In addition, the documentation governing the relationship between the Funds and clearing members is drafted by the clearing members and generally is less favorable to the Funds than typical bilateral derivatives documentation. For example, documentation relating to cleared derivatives generally includes a one-way indemnity by a Fund in favor of the clearing member for losses the clearing member incurs as the Fund’s clearing member and typically does not provide the Fund any remedies if the clearing member defaults or becomes insolvent. While futures contracts entail similar risks, the risks likely are more pronounced for cleared swaps due to their more limited liquidity and market history.

Some types of cleared derivatives are required to be executed on an exchange or on a swap execution facility. A swap execution facility is a trading platform where multiple market participants can execute derivatives by accepting bids and offers made by multiple other participants in the platform. While this execution requirement is designed to increase transparency and liquidity in the cleared derivatives market, trading on a swap execution facility can create additional costs and risks for the Funds. For example, swap execution facilities typically charge fees, and if a Fund executes derivatives on a swap execution facility through a broker intermediary, the intermediary may impose fees as well. Also, a Fund may indemnify a swap execution facility, or a broker intermediary who executes cleared derivatives on a swap execution facility on the Fund’s behalf, against any losses or costs that may be incurred as a result of the Fund’s transactions on the swap execution facility. If a Fund wishes to execute a package of transactions that include a swap that is required to be executed on a swap execution facility as well as other transactions (for example, a transaction that includes both a security and an interest rate swap that hedges interest rate exposure with respect to such security), it is possible the Fund could not execute all components of the package on the swap execution facility. In that case, the Fund would need to trade certain components of the package on the swap execution facility and other components of the package in another manner, which could subject the Fund to the risk that certain of the components of the package would be executed successfully and others would not, or that the components would be executed at different times, leaving the Fund with an unhedged position for a period of time.

These and other new rules and regulations could, among other things, further restrict a Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund, increasing margin or capital requirements, or otherwise limiting liquidity or increasing transaction costs. These regulations are new and evolving, so their potential impact on the Funds and the financial system are not yet known. While the new regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e., the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that the new clearing mechanisms will achieve that result, and in the meantime, as noted above, central clearing and related requirements expose the Funds to new kinds of risks and costs.

A Note on Commodity-Linked Derivatives. A Fund may seek to gain exposure to the commodity markets by investing in commodity-linked derivative instruments, swap transactions, or index-linked or commodity-linked structured notes. The value of a commodity-linked derivative investment generally is based upon the price movements of a physical commodity (such as energy, mineral, or agricultural products), a commodity futures contract or commodity index, or other economic variable based upon changes in the value of commodities or the commodities markets. Swap transactions are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows or assets at specified intervals in the future. The obligations may extend beyond one year. There is no central exchange or market for swap transactions and therefore they are less liquid investments than exchange-traded instruments. A Fund bears the risk that the counterparty could default under a swap agreement. See “Swap Agreements” above for further detail about swap transactions. Further, a Fund may invest in derivative debt instruments with principal and/or coupon payments linked to the value of commodities, commodity futures contracts or the performance of commodity indices. These are “commodity-linked” or “index-linked” notes, and are sometimes referred to as “structured notes” because the terms of the debt instrument may be structured by the issuer of the note and the purchaser of the note. See “Structured Notes and Indexed Securities” below for further discussion of these notes. The value of these notes will rise or fall in response to changes in the underlying commodity or related index of investment. These notes expose a Fund economically to movements in commodity prices. These notes also are subject to risks, such as credit, market and interest rate risks, that in general affect the values of debt securities. Therefore, at the maturity of the note, a Fund may receive more or less principal than it originally invested. A Fund might receive interest payments on the note that are more or less than the stated coupon interest payments.

A Fund’s investments in commodity-linked instruments may bear on or be limited by the Fund’s intention to qualify as a regulated investment company under the Code. See “Taxation.”

Asset Segregation. Certain of the transactions described above can be viewed as constituting a form of borrowing or financing transaction by a Fund. In such event, a Fund will cover its commitment under such transactions by segregating or “earmarking” assets in accordance with procedures adopted by the Board of Trustees, in which case such transactions will not be considered “senior securities” by the Fund. With respect to forwards, futures contracts, options and swaps that are contractually permitted or required to cash settle (i.e., where physical delivery of the underlying reference asset is not required), a Fund is permitted to segregate or earmark liquid assets equal to the Fund’s daily marked-to-market net obligation under the derivative instrument, if any, rather than the derivative’s full notional value. By segregating or earmarking liquid assets equal to only its net marked-to-market obligation under derivatives that are required to cash settle, a Fund will have the ability to employ leverage to a greater extent than if the Fund were to segregate or earmark liquid assets equal to the full notional value of the derivative.

Short Sales

Except as specified in the Prospectus, each of the Funds may make use of short sales transactions. A Fund may make use of short sales for investment and risk management purposes, including when the Manager anticipates that the market price of securities will decline or will underperform relative to other securities held in the Fund’s portfolio. Short sales are transactions in which a Fund sells a security or other instrument (such as an option, forward, futures or other derivatives contract) that it does not own. A Fund may engage in short sales by entering into a repurchase agreement with respect to the securities it wishes to sell short. See “Repurchase Agreements.” Short exposure with respect to securities or market segments may also be achieved through the use of derivatives, such as futures on indices or swaps on individual securities. To the extent a Fund seeks to obtain some or all of its short exposure by using derivative instruments instead of engaging directly in short sales on individual securities, it will be subject to many of the risks described in this section, as well as to those described under “Derivative Instruments” above. When a Fund engages in a short sale on a security, it must borrow the security to be sold short and will be subject to an obligation to deliver it to the counterparty. A Fund will ordinarily have to pay a fee or premium to borrow a particular security and be obligated to repay the lender of the security any dividends or interest that accrue on the security during the period of the loan. The amount of any gain from a short sale will be reduced, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund pays in connection with the short sale. Until a short position is closed out, the net proceeds of the short sale will be retained by the lending broker to the extent necessary to meet margin requirements, together with any additional assets the broker requires as collateral. A Fund is also required to designate, on its books or the books of its custodian, liquid assets (less any additional collateral held by the broker) to cover the short sale obligation, marked-to-market daily, as described further below. Depending on the arrangements made with the broker or custodian, a Fund may or may not receive any payments (including interest) on collateral it has deposited.

A short sale is “against the box” if a Fund holds in its portfolio or has the right to acquire the security sold short at no additional cost. For these purposes, a short sale will be considered to be “against the box” if the Fund holds or has the right to acquire securities which, without the payment of further consideration, are convertible or exchangeable for the securities sold short. Short sales by a Fund that are not made “against the box” create opportunities to increase the Fund’s return but, at the same time, involve special risk considerations and may be considered a speculative technique.

Short sales may involve unlimited loss potential, as the market price of securities sold short may continuously increase, although it is possible that a Fund could mitigate such losses by replacing the securities sold short before the market price has increased significantly. Under adverse market and other conditions, a Fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when investment considerations would not favor such sales. A Fund’s use of short sales in combination with long positions in its portfolio in an attempt to improve performance may not be successful and may result in greater losses or lower positive returns than if the Fund held only long positions. It is possible that a Fund’s long equity positions will decline in value at the same time that the value of the securities it has sold short increase, thereby increasing potential losses to the Fund. In addition, a Fund’s short selling strategies may limit its ability to fully benefit from increases in the equity markets. If a request for return of borrowed securities or other instruments occurs at a time when other short sellers of the securities or other instruments are receiving similar requests, a “short squeeze” can occur, and the Fund may be compelled to replace borrowed securities and/or currencies previously sold short with purchases on the open market at the most disadvantageous time, possibly at prices significantly in excess of the proceeds received in originally selling the securities or other instruments short. The potential for the price of a fixed-income security sold short to rise is a function of both the remaining maturity of the obligation, its creditworthiness and its yield. Unlike short sales of equities or other instruments, the potential for the price of a fixed-income security to rise may be limited due to the fact that the security will be no more than par at maturity. However, the short sale of other instruments or securities generally, including fixed-income securities convertible into equities or other instruments, a fixed-income security trading at a deep discount from par or which pays a coupon that is high in relative or absolute terms, or which is denominated in a currency other than the U.S. dollar, involves the possibility of a theoretically unlimited loss since there is a theoretically unlimited potential for the market price of the security sold short to increase. Short selling also involves a form of financial leverage that may exaggerate any losses realized by a Fund that utilizes short sales. See “Leveraging Risk” in the Prospectus. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to a Fund. The SEC and other (including non-U.S.) regulatory authorities have previously imposed, and may in the future impose, restrictions on short selling, either on a temporary or permanent basis, which may include placing limitations on specific companies and/or industries with respect to which a Fund may enter into short positions. Any such restrictions may hinder a Fund in, or prevent it from, fully implementing its investment strategies, and may negatively affect performance.

In the view of the SEC, a short sale involves the creation of a “senior security” as such term is defined in the 1940 Act, unless the sale is “against the box,” or unless the Fund’s obligation to deliver the securities sold short is “covered” by segregating cash, U.S. Government securities or other liquid debt or equity securities in an amount equal to the difference between the market value of the securities sold short at the time of the short sale and any cash or securities required to be deposited as collateral with a broker in connection with the sale (not including the proceeds from the short sale), which difference is adjusted daily for changes in the value of the securities sold short.

Each Fund will not make short sales of securities or maintain a short position if doing so could create liabilities or require collateral deposits and segregation of assets aggregating more than 25% of the value of the Fund’s total assets.

A Fund’s use of short sale transactions will likely increase the portion of the Fund’s distributions that are characterized as ordinary income. See “Taxation” below.

When-Issued, Delayed Delivery and Forward Commitment Transactions

A Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place more than seven days in the future, or after a period longer than the customary settlement period for that type of security. When delayed delivery purchases are outstanding, the Fund will segregate until the settlement date assets determined to be liquid by the Manager in accordance with procedures approved by the Board of Trustees in an amount sufficient to meet the purchase price. Typically, no income accrues on securities purchased on a delayed delivery basis prior to the time delivery of the securities is made, although a Fund may earn income on segregated securities.

When purchasing a security on a when-issued, delayed delivery or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Because a Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund’s other investments. If the Fund remains substantially fully invested at a time when delayed delivery purchases are outstanding, the delayed delivery purchases may result in a form of leverage.

When the Fund has sold a security on a when-issued, delayed delivery or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a delayed delivery transaction fails to deliver or pay for the securities, the Fund could miss a favorable price or yield opportunity or could suffer a loss. Additionally, when selling a security on a when-issued, delayed delivery or forward commitment basis without owning the security, the Fund will incur a loss if the security’s price appreciates in value such that the security’s price is above the agreed upon price on the settlement date. The Fund may dispose of or renegotiate a transaction after it is entered into, and may sell when-issued, delayed delivery or forward commitment securities before the settlement date, which may result in a capital gain or loss.

Each Fund may make contracts to purchase securities for a fixed price at a future date beyond customary settlement time (“forward commitments”) if the Fund either (i) segregates until the settlement date assets determined to be liquid by the Manager in accordance with procedures approved by the Board of Trustees in an amount sufficient to meet the purchase price or (ii) enters into an offsetting contract for the forward sale of securities of equal value that it owns. The Funds may also enter into forward commitments for the purchase or sale of non-U.S. currencies. Forward commitments may be considered securities themselves. They involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Fund’s other assets. A Fund may dispose of a commitment prior to settlement and may realize short-term profits or losses upon such disposition.

To Be Announced Securities (“TBAs”). As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage-backed security transaction, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage-backed securities increase market risks because the underlying mortgages may be less favorable than anticipated by the Fund. As an alternative to an outright sale of a particular TBA security, a Fund may elect to reduce its exposure to the TBA security by entering into a short sale “against the box” with respect to some or all of its position in the TBA security.

Rights and Warrants to Purchase Securities

A right is a privilege granted to existing shareholders of a corporation to subscribe for shares of a new issue of common stock before it is issued. Rights normally have a short life, usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are usually issued together with a debt security or preferred security and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants are freely transferable and are often traded on major exchanges. Unlike rights, warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive.

Warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant or right, the warrant or right will expire worthless. Rights and warrants may increase the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock.

Warrants may relate to the purchase of equity or debt securities. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase additional debt securities at the same coupon rate. A decline in interest rates would permit a Fund to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.

A Fund may from time to time use non-standard warrants, including low exercise price warrants or low exercise price options (“LEPOs”), to gain exposure to issuers in certain countries. LEPOs are different from standard warrants in that they do not give their holders the right to receive a security of the issuer upon exercise. Rather, LEPOs pay the holder the difference in price of the underlying security between the date the LEPO was purchased and the date it is sold. Additionally, LEPOs entail the same risks as other OTC derivatives, including the risks that the counterparty or issuer of the LEPO may not be able to fulfill its obligations, that the holder and counterparty or issuer may disagree as to the meaning or application of contractual terms, or that the instrument may not perform as expected. Furthermore, while LEPOs may be listed on an exchange, there is no guarantee that a liquid market will exist or that the counterparty or issuer of a LEPO will be willing to repurchase such instrument when a Fund wishes to sell it.

Repurchase Agreements

For the purposes of maintaining liquidity and achieving income, each Fund may enter into repurchase agreements with domestic commercial banks or registered broker/dealers. A repurchase agreement is a contract under which a Fund would acquire a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund’s cost plus interest). In the case of repurchase agreements with broker-dealers, the value of the underlying securities (or collateral) will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. The Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. This risk includes the risk of procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. The Manager will monitor the creditworthiness of the counterparties.

Other Investment Companies

The Funds may invest in securities of other open-end, closed-end or unit investment trust investment companies, including ETFs, to the extent that such investments are consistent with the Fund’s investment objective and policies and permissible under the 1940 Act and related rules and any exemptive relief from or interpretations of the SEC.

Certain Funds invest regularly in other investment companies in connection with a principal investment strategy. The Target Funds and the Global Allocation Fund ordinarily invest primarily in Affiliated Underlying Funds, while the PerformanceFee Structured US Equity Fund, the PerformanceFee Structured US Fixed Income Fund, the Structured Return Fund and the U.S. Equity Hedged Fund invest primarily or substantially in Underlying Funds. All other Funds retain the flexibility to invest in other investment companies. A Fund may invest in another investment company for a range of reasons, including during periods when the Fund has large amounts of uninvested cash, during periods when there is a shortage of attractive securities available in the market, or when the Manager believes share prices of other investment companies offer attractive values. The Funds may also invest in other investment companies because the laws of some foreign countries may make it difficult or impossible for a Fund to invest directly in issuers organized or headquartered in those countries, or may limit such investments. The most efficient, and sometimes the only practical, means of investing in such companies may be through investment in other investment companies that in turn are authorized to invest in the securities of such issuers.

Investment companies, and in particular ETFs, may be structured to perform in a similar fashion to a broad-based securities index or may focus on a particular strategy or class of assets. ETFs typically seek to track the performance or dividend yield of specific indexes or companies in related industries. These indexes may be broad-based, sector-based or international. Investing in investment companies involves substantially the same risks as investing directly in the underlying instruments, but also involves expenses at the investment company-level, such as portfolio management fees and operating expenses. These expenses are in addition to the fees and expenses of the fund itself, which may lead to duplication of expenses while the fund owns another investment company’s shares. In addition, investing in investment companies involves the risk that they will not perform in exactly the same fashion, or in response to the same factors, as the underlying instruments or index. For information regarding the tax treatment of ETFs, please see “Taxation” below.

Open-end investment companies typically offer their shares continuously at net asset value plus any applicable sales charge and stand ready to redeem shares upon shareholder request. The shares of certain other types of investment companies, such as ETFs and closed-end investment companies, typically trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. In the case of closed-end investment companies, the number of shares is typically fixed. The securities of closed-end investment companies and ETFs carry the risk that the price the fund pays or receives may be higher or lower than the investment company’s net asset value. ETFs and closed-end investment companies are also subject to certain additional risks, including the risks of illiquidity and of possible trading halts due to market conditions or other reasons, based on the policies of the relevant exchange. Investment companies, particularly closed-end investment companies, may also use financial leverage, which tends to increase volatility in net asset value and also gives rise to a range of additional risks described in the Prospectus and herein.

As a shareholder in an investment company, a Fund will bear its ratable share of that investment company’s expenses, and a Fund’s shareholders would remain subject to payment of the Fund’s management fees and other expenses with respect to assets so invested. A Fund’s shareholders would therefore be subject to duplicative expenses to the extent the Fund invests in other investment companies. Note, however, that the Funds and the Manager have arrangements in place such that the Manager does not earn duplicative fees when a Fund invests in an Affiliated Underlying Fund.

In general, under the 1940 Act, an investment company such as a Fund may not (i) own more than 3% of the outstanding voting securities of any one investment company, (ii) invest more than 5% of its total assets in the securities of any one investment company or (iii) invest more than 10% of its total assets in securities of other investment companies.

However, the Funds may invest in other investment companies in excess of these general limits through several mechanisms that are described in the following paragraphs. The Funds may invest in money market funds without limit in compliance with Rule 12d1-1 under the 1940 Act. Section 12(d)(1)(G) of the 1940 Act permits a Fund to invest in funds in the “same group of investment companies” (“affiliated funds”), government securities and short-term paper. In addition to the investments permitted by Section 12(d)(1)(G), Rule 12d1-2 under the 1940 Act permits a Fund to make investments under certain circumstances in: (1) unaffiliated investment companies (subject to certain limits), (2) other types of securities (such as stocks, bonds and other securities) not issued by an investment company and (3) money market funds. In order to be an eligible investment under Section 12(d)(1)(G), an affiliated fund must have a policy prohibiting it from investing in other registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act. To the extent a Fund relies on Section 12(d)(1)(G) to invest without limit in shares of an Affiliated Underlying Fund, such Affiliated Underlying Fund may not acquire securities of other registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act.

In addition to investments permitted by Section 12(d)(1)(G) and Rules 12d-1 and 12d-2, a Fund may, pursuant to an exemptive order that the Trust has obtained from the SEC, invest in securities of other registered investment companies beyond the general limits described above, subject to certain terms and conditions, including, in the case of unaffiliated investment companies, that the Fund enter into an agreement with such other registered investment company regarding the terms and conditions of the order. With limited exceptions, when a Fund invests in another investment company beyond the 3%, 5% and 10% limits set forth in Section 12(d)(1)(A) of the 1940 Act in reliance on the order, such other investment company may not invest in other funds beyond the 3%, 5% and 10% limitations even when it would otherwise be eligible to do so.

Funds that make substantial investments in unaffiliated ETFs may do so in excess of the 12(d)(1)(A) limitations in reliance on exemptive relief that many ETFs obtain. ETFs that obtain exemptive relief of this type typically agree to certain conditions, including a requirement that other funds seeking to invest in excess of the 12(d)(1)(A) limitations execute a participation agreement with the ETF.

Investment Strategies of the Target Funds and Global Allocation Fund

The Target Funds and the Global Allocation Fund invest primarily in Affiliated Underlying Funds, which include certain series of the Trust and series of Allianz Funds, AllianzGI Institutional Multi-Series Trust, PIMCO ETF Trust and PIMCO Funds, as specified in the Prospectus. By investing in Affiliated Underlying Funds, the Target Funds and the Global Allocation Fund may be subject to some or all of the risks associated with the securities, instruments and techniques utilized by the Affiliated Underlying Funds as described herein. They may also be subject to additional risks associated with other securities, instruments and techniques utilized by the Affiliated Underlying Funds. The Allianz Funds, AllianzGI Institutional Multi-Series Trust, PIMCO ETF Trust and PIMCO Funds series and their attendant risks are described in their current prospectuses, private placement memoranda and/or Statements of Additional Information. Please refer to the Allianz Funds registration statement (File Nos. 033-36528 and 811-06161), the AllianzGI Institutional Multi-Series Trust, registration statement (File No. 811-22975), PIMCO ETF Trust registration statement (Files Nos. 333-155395 and 811-22250) and PIMCO Funds registration statement (File Nos. 033-12113 and 811-5028) on file with the SEC. In addition, summary information about the principal investments and strategies and principal risks of certain Affiliated Underlying Funds is contained in Appendix E to this Statement of Additional Information. These summaries are qualified in their entirety by reference to the prospectuses, private placement memoranda and Statements of Additional Information of the Trust, Allianz Funds, AllianzGI Institutional Multi-Series Trust, PIMCO ETF Trust and PIMCO Funds, and the Trust disclaims any obligation to update these summaries in the event the information in the applicable Affiliated Underlying Fund prospectus, private placement memoranda and/or Statement of Additional Information changes. The principal investments and strategies and principal risks of the Affiliated Underlying Funds may change following the date of this Statement of Additional Information, and certain Affiliated Underlying Funds may not be included in this Statement of Additional Information, and investors should refer to the prospectuses, private placement memoranda and Statements of Additional Information of the Trust, Allianz Funds, AllianzGI Institutional Multi-Series Trust, PIMCO ETF Trust and PIMCO Funds or such other trust, as applicable, for the most current information regarding the Affiliated Underlying Funds. For Allianz-sponsored Affiliated Underlying Funds, these documents may be obtained free of charge by calling Allianz Global Investors Distributors LLC at 1-800-498-5413.

Investment Strategies of the PerformanceFee Structured US Equity Fund, PerformanceFee Structured US Fixed Income Fund, Structured Return Fund and U.S. Equity Hedged Fund

The PerformanceFee Structured US Equity Fund, PerformanceFee Structured US Fixed Income Fund, Structured Return Fund and U.S. Equity Hedged Fund may have substantial exposure to Underlying Funds. The PerformanceFee Structured US Equity Fund, Structured Return Fund and U.S. Equity Hedged Fund generally expect to have substantial exposure to the SPDR S&P 500 ETF and/or the iShares Core S&P 500 ETF. To the extent a Fund invests in an Underlying Fund, it may be subject to some or all of the risks associated with the securities, instruments and techniques utilized by such Underlying Fund. The SPDR S&P 500 ETF’s attendant risks are described in the current prospectus and Statement of Additional Information of the SPDR S&P 500 ETF Trust, which are included in the registration statement (File Nos. 33-46080 and 811-06125) on file with the SEC. The iShares Core S&P 500 ETF’s attendant risks are described in the current prospectus and Statement of Additional Information of the iShares Trust, which are included in the registration statement (File Nos. 333-92935 and 811-09728) on file with the SEC. The principal investments and strategies and principal risks of the SPDR S&P 500 ETF or iShares Core S&P 500 ETF may change following the date of this Statement of Additional Information, and investors should refer to the prospectus and Statement of Additional Information of those funds for the most current information. These documents are at www.spdrs.com and www.ishares.com and on the EDGAR Database on the SEC’s Web site at www.sec.gov.

Regulation S Securities

A Fund may invest in the securities of U.S. and non-U.S. issuers that are issued through private offerings without registration with the SEC pursuant to Regulation S under the Securities Act of 1933, as amended (the “Securities Act”) (“Regulation S Securities”). Offerings of Regulation S Securities may be conducted outside of the United States. Because Regulation S Securities are subject to legal or contractual restrictions on resale, Regulation S Securities may be considered illiquid. If a Regulation S Security is determined to be illiquid, the investment will be included with a Fund’s 15% of net assets limitation on investment in illiquid securities. Furthermore, because Regulation S Securities are generally less liquid than registered securities, a Fund may take longer to liquidate these positions than would be the case for publicly traded securities. Although Regulation S Securities may be resold in privately negotiated transactions, the price realized from these sales could be less than those originally paid by a Fund. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. Accordingly, Regulation S Securities may involve a high degree of business and financial risk and may result in substantial losses.

Illiquid Securities

A Fund may invest in securities that are illiquid, so long as no more than 15% of the net assets of the Fund (taken at market value at the time of investment) would be invested in such securities. Certain illiquid securities may require pricing using fair valuation procedures approved by the Board of Trustees. If any Fund determines at any time that it owns illiquid securities in excess of 15% of its net assets, it will cease to undertake new commitments to acquire illiquid securities until its holdings are no longer in excess of 15% of its net asset value, and, depending on the circumstances, may take additional steps to reduce its holdings of illiquid securities. The Manager may be subject to significant delays in disposing of illiquid securities, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities.

The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Depending on the circumstances, illiquid securities may be considered to include, among other things, written OTC options and other derivative instruments, repurchase agreements with maturities in excess of seven days, certain loan participation interests, fixed time deposits that are not subject to prepayment or provide for withdrawal penalties upon prepayment (other than overnight deposits), securities that are subject to legal or contractual restrictions on resale (such as privately placed debt securities), and other securities that legally or in the Manager’s opinion may be deemed illiquid (not including securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper that the Manager has determined to be liquid under procedures approved by the Board of Trustees).

Additional legislative or regulatory actions to address perceived liquidity or other issues in markets generally, or in particular markets such as the fixed income securities markets and municipal securities markets, may alter or impair the Funds’ ability to pursue their investment objectives or utilize certain investment strategies and techniques.

Corporate Debt Securities

The Funds may invest in a variety of bonds and related debt obligations of varying maturities issued by U.S. and non-U.S. companies, banks and other corporate entities. Corporate debt securities include bills, notes, debentures, money market instruments and similar instruments and securities, and are generally used by corporations and other issuers to borrow money from investors for such purposes as working capital or capital expenditures. The issuer pays the investor a variable or fixed rate of interest and normally must repay the amount borrowed on or before maturity. Certain bonds are “perpetual” in that they have no maturity date. The investment return of corporate debt securities reflects interest earnings and changes in the market value of the security. The market value of a corporate debt obligation may be expected to rise and fall inversely with interest rates generally. In addition to interest rate risk, corporate debt securities also involve the risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.

U.S. Government Securities

U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Funds’ shares. U.S. Government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. Investments in U.S. Government Securities remain subject to the risks associated with downgrade or default. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”), are supported by the full faith and credit of the United States; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as securities issued by members of the Farm Credit System, are supported only by the credit of the agency, instrumentality or corporation. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. GNMA, a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

Prior to September 2008, FNMA and FHLMC were government-sponsored enterprises owned entirely by private stockholders. However, the value of these entities’ stock fell sharply in 2008 due to concerns that the entities did not have sufficient capital to offset losses and in mid-2008, the U.S. Treasury was authorized to increase the size of home loans that FNMA and FHLMC could purchase in certain residential areas and, until 2009, to lend FNMA and FHLMC emergency funds and to purchase the entities’ stock. In September 2008, the U.S. Treasury announced that FNMA and FHLMC had been placed in conservatorship by the Federal Housing Finance Agency (“FHFA”), a newly created independent regulator. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC.

In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury would purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. In 2009, the U.S. Treasury announced that it was doubling the size of its commitment to each enterprise under the Senior Preferred Stock Program to $200 billion. The U.S. Treasury’s obligations under the Senior Preferred Stock Program are for an indefinite period of time for a maximum amount of $200 billion per enterprise. In 2009, the U.S. Treasury further amended the Senior Preferred Stock Purchase Agreement to allow the cap on the U.S. Treasury’s funding commitment to increase as necessary to accommodate any cumulative reduction in FNMA’s and FHLMC’s net worth through the end of 2012. In August 2012, the Senior Preferred Stock Purchase Agreement was further amended to, among other things, accelerate the wind down of the retained portfolio, terminate the requirement that FNMA and FHLMC each pay a 10% dividend annually on all amounts received under the funding commitment, and require the submission of an annual risk management plan to the U.S. Treasury.

FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remains liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The Senior Preferred Stock Purchase Agreement is intended to enhance each of FNMA’s and FHLMC’s ability to meet its obligations. The FHFA has indicated that the conservatorship of each enterprise will end when the director of FHFA determines that FHFA’s plan to restore the enterprise to a safe and solvent condition has been completed.

Under the Federal Housing Finance Regulatory Reform Act of 2008 (the “Reform Act”), which was included as part of the Housing and Economic Recovery Act of 2008, FHFA, as conservator or receiver, has the power to repudiate any contract entered into by FNMA or FHLMC prior to FHFA’s appointment as conservator or receiver, as applicable, if FHFA determines, in its sole discretion, that performance of the contract is burdensome and that repudiation of the contract promotes the orderly administration of FNMA’s or FHLMC’s affairs. The Reform Act requires FHFA to exercise its right to repudiate any contract within a reasonable period of time after its appointment as conservator or receiver. FHFA, in its capacity as conservator, has indicated that it has no intention to repudiate the guaranty obligations of FNMA or FHLMC because FHFA views repudiation as incompatible with the goals of the conservatorship. However, in the event that FHFA, as conservator or if it is later appointed as receiver for FNMA or FHLMC, were to repudiate any such guaranty obligation, the conservatorship or receivership estate, as applicable, would be liable for actual direct compensatory damages in accordance with the provisions of the Reform Act. Any such liability could be satisfied only to the extent of FNMA’s or FHLMC’s assets available therefor.

In the event of repudiation, the payments of interest to holders of FNMA or FHLMC mortgage-backed securities would be reduced if payments on the mortgage loans represented in the mortgage loan groups related to such mortgage-backed securities are not made by the borrowers or advanced by the servicer. Any actual direct compensatory damages for repudiating these guaranty obligations may not be sufficient to offset any shortfalls experienced by such mortgage-backed security holders. Further, in its capacity as conservator or receiver, FHFA has the right to transfer or sell any asset or liability of FNMA or FHLMC without any approval, assignment or consent. Although FHFA has stated that it has no present intention to do so, if FHFA, as conservator or receiver, were to transfer any such guaranty obligation to another party, holders of FNMA or FHLMC mortgage-backed securities would have to rely on that party for satisfaction of the guaranty obligation and would be exposed to the credit risk of that party.

In addition, certain rights provided to holders of mortgage-backed securities issued by FNMA and FHLMC under the operative documents related to such securities may not be enforced against FHFA, or enforcement of such rights may be delayed, during the conservatorship or any future receivership. The operative documents for FNMA and FHLMC mortgage-backed securities may provide

(or with respect to securities issued prior to the date of the appointment of the conservator may have provided) that upon the occurrence of an event of default on the part of FNMA or FHLMC, in its capacity as guarantor, which includes the appointment of a conservator or receiver, holders of such mortgage-backed securities have the right to replace FNMA or FHLMC as trustee if the requisite percentage of mortgage-backed securities holders consent. The Reform Act prevents mortgage-backed security holders from enforcing such rights if the event of default arises solely because a conservator or receiver has been appointed. The Reform Act also provides that no person may exercise any right or power to terminate, accelerate or declare an event of default under certain contracts to which FNMA or FHLMC is a party, or obtain possession of or exercise control over any property of FNMA or FHLMC, or affect any contractual rights of FNMA or FHLMC, without the approval of FHFA, as conservator or receiver, for a period of 45 or 90 days following the appointment of FHFA as conservator or receiver, respectively.

In addition, in a February 2011 report to Congress from the Treasury Department and the Department of Housing and Urban Development, the Obama administration provided a plan to reform America’s housing finance market. The plan would reduce the role of and eventually eliminate FNMA and FHLMC. Notably, the plan does not propose similar significant changes to GNMA, which guarantees payments on mortgage-related securities backed by federally insured or guaranteed loans such as those issued by the Federal Housing Association or guaranteed by the Department of Veterans Affairs. The report also identified three proposals for Congress and the administration to consider for the long-term structure of the housing finance markets after the elimination of FNMA and FHLMC, including implementing: (i) a privatized system of housing finance that limits government insurance to very limited groups of creditworthy low- and moderate-income borrowers; (ii) a privatized system with a government backstop mechanism that would allow the government to insure a larger share of the housing finance market during a future housing crisis; and (iii) a privatized system where the government would offer reinsurance to holders of certain highly-rated mortgage-related securities insured by private insurers and would pay out under the reinsurance arrangements only if the private mortgage insurers were insolvent.

U.S. Government securities include securities that have no coupons, or have been stripped of their unmatured interest coupons, individual interest coupons from such securities that trade separately, and evidences of receipt of such securities. Such securities may pay no cash income, and are purchased at a deep discount from their value at maturity. Because interest on zero coupon securities is not distributed on a current basis but is, in effect, compounded, zero coupon securities tend to be subject to greater risk than interest-paying securities of similar maturities. Custodial receipts issued in connection with so-called trademark zero coupon securities, such as CATs and TIGRs, are not issued by the U.S. Treasury, and are therefore not U.S. Government securities, although the underlying bond represented by such receipt is a debt obligation of the U.S. Treasury. Other zero coupon Treasury securities (e.g., STRIPs and CUBEs) are direct obligations of the U.S. Government.

High Yield Securities (“Junk Bonds”)

The Funds may invest in debt securities, including convertible securities, that are below investment grade quality. A security is considered to be below “investment grade” quality if it is either (1) not rated in one of the four highest rating categories by one of the Nationally Recognized Statistical Rating Organizations (“NRSROs”) (i.e., rated Ba or below by Moody’s Investors Service, Inc. (“Moody’s”) or BB or below by S&P Global Ratings Services (“S&P”), Fitch, Inc. (“Fitch”), Kroll Bond Rating Agency (“Kroll”) or DBRS) or (2) if unrated, determined by the Manager to be of comparable quality to obligations so rated. Additional information about Moody’s, S&P’s, Fitch’s, Kroll’s and DBRS’s securities ratings is included in Appendix A to this Statement of Additional Information.

Below investment grade securities are sometimes referred to as “high yield securities” or “junk bonds.” Investing in high yield securities involves special risks in addition to the risks associated with investments in higher rated debt securities. While investments in high yield securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality securities, investments in high yield securities typically entail greater price volatility as well as principal and income risk. High yield securities are regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities. The Funds may continue to hold high yield securities following a decline in their rating if in the opinion of the Manager it would be advantageous to do so. Investments in high yield securities are described as “speculative” by ratings agencies. Securities ranked in the lowest investment grade category may also be considered speculative by certain ratings agencies.

High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of high yield securities are likely to be sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield security prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high yield securities defaults, in addition to risking payment of all or a portion of interest and principal, the Funds investing in such securities may incur additional expenses to seek recovery. The market prices of high yield securities structured as “zero-coupon” or “pay-in-kind” securities are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities that pay interest periodically and in cash. Even though such securities do not pay current interest in cash, a Fund nonetheless is required to accrue interest income on these investments and to distribute the interest income on a current basis. Thus, a Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

Prices of high yield securities are generally more sensitive to economic downturns or individual corporate developments than higher quality securities. The secondary market on which high yield securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading market could adversely affect the price at which the Funds could sell a high yield security, and could adversely affect a Fund’s daily net asset value. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities, especially in a thinly traded market. When secondary markets for high yield securities are less liquid than the market for higher grade securities, it may be more difficult to value lower rated securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.

The average maturity or duration of the debt securities in a Fund’s portfolio may vary in response to anticipated changes in interest rates and to other economic factors. Securities may be bought and sold in anticipation of a decline or a rise in market interest rates. In addition, a Fund may sell a security and purchase another of comparable quality and maturity (usually, but not always, of a different issuer) at approximately the same time to take advantage of what are believed to be short-term differentials in values or yields.

Inflation-Indexed Bonds

The Funds may invest in inflation-indexed bonds, which are debt obligations whose value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers utilize a structure that accrues inflation into the principal value of the bond. Many other issuers pay out the Consumer Price Index (“CPI”) accruals as part of a semi-annual coupon.

Inflation-indexed bonds issued by the U.S. Treasury have maturities of approximately five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a Fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and the rate of inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole year’s inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation, although the inflation-adjusted principal received could be less than the inflation-adjusted principal that had accrued to the bond at the time of purchase. However, the current market value of the bonds is not guaranteed and will fluctuate. A Fund may also invest in other inflation-related bonds that may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal amount.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While these securities are expected to provide protection from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is not seasonably adjusted and which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a non-U.S. government are generally adjusted to reflect a comparable inflation index calculated by that government. There can be no assurance that the CPI-U or any non-U.S. inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a non-U.S. country will be correlated to the rate of inflation in the United States.

Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Delayed Funding Loans and Revolving Credit Facilities

The Funds may enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. These commitments may have the effect of requiring a Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including a time when the company’s financial condition makes it unlikely that such amounts will be repaid).

The Funds may acquire a participation interest in delayed funding loans or revolving credit facilities from a bank or other financial institution. See “Loan Participations and Assignments” below. The terms of the participation require a Fund to make a pro rata share of all loans extended to the borrower and entitle a Fund to a pro rata share of all payments made by the borrower. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and also limited opportunities may exist to resell such investments. These instruments may often be illiquid. See “Characteristics and Risks of Securities and Investment Techniques—Illiquid Securities” in the Prospectus. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. To the extent that a Fund is committed to advance additional funds, it will at all times segregate assets that the Manager, in accordance with procedures approved by the Board of Trustees, has determined are liquid in an amount sufficient to meet such commitments.

Event-Linked Bonds

The Funds may obtain event-linked exposure by investing in “event-linked bonds” or “event-linked swaps,” or may implement “event-linked strategies.” Event-linked exposure results in gains that typically are contingent on the non-occurrence of a specific “trigger” event, such as a hurricane or an earthquake or other physical or weather-related phenomena. Some event-linked bonds are commonly referred to as “catastrophe bonds.” They may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore or off-shore entities (such special purpose entities are created to accomplish a narrow and well-defined objective, such as the issuance of a note in connection with a reinsurance transaction). If a trigger event causes losses exceeding a specific amount in the geographic region and time period specified in a bond, a Fund investing in the bond may lose a portion or all of its principal invested in the bond. If no trigger event occurs, the Fund would expect to recover its principal plus interest. For some event-linked bonds, the trigger event or losses may be based on company wide losses, index-portfolio losses, industry indices or readings of scientific instruments rather than specified actual losses. Often the event-linked bonds provide for extensions of maturity that are mandatory, or optional at the discretion of the issuer, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred. In addition to the specified trigger events, event-linked bonds may also expose a Fund to certain unanticipated risks including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.

Event-linked bonds are a relatively new type of financial instrument. As such, there is no significant trading history for many of these securities, and there can be no assurance that a liquid market in these bonds will develop. See “Characteristics and Risks of Securities and Investment Techniques—Illiquid Securities” in the Prospectus. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a Fund may be forced to liquidate positions when it would not be advantageous to do so.

Credit-linked Trust Certificates

A Fund may invest in credit-linked trust certificates, which are investments in a limited purpose trust or other vehicle which, in turn, invests in a basket of derivative instruments, such as credit default swaps, total return swaps, interest rate swaps or other securities, in order to provide exposure to the high yield or another debt securities market. Like an investment in a bond, investments in credit-linked trust certificates represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the certificate. However, these payments are conditioned on the trust’s receipt of payments from, and the trust’s potential obligations to, the counterparties to the derivative instruments and other securities in which the trust invests. For instance, the trust may sell one or more credit default swaps, under which the trust would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the trust would be obligated to pay to the counterparty the par (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and principal that a Fund would receive as an investor in the trust. A Fund’s investments in these instruments are indirectly subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk, valuation risk and management risk. It is expected that the trusts that issue credit-linked trust certificates will constitute “private” investment companies, exempt from registration under the 1940 Act. Therefore, the certificates will not be subject to applicable investment limitations and other regulation imposed by the 1940 Act (although a Fund will remain subject to such limitations and regulation, including with respect to its investments in the certificates). Although the trusts are typically private investment companies, they generally are not actively managed such as a “hedge fund” might be. It also is expected that the certificates will be exempt from registration under the Securities Act. Accordingly, there may be no established trading market for the certificates and they may constitute illiquid investments. If market quotations are not readily available for the certificates, they will be valued by a Fund at fair value as determined by the Board of Trustees or persons acting at its direction. A Fund may lose its entire investment in a credit-linked trust certificate.

Guaranteed Investment Contracts (Funding Agreements)

Guaranteed investment contracts, or funding agreements, are short-term, privately placed debt instruments issued by insurance companies. Pursuant to such contracts, a Fund may make cash contributions to a deposit fund of the insurance company’s general account. The insurance company then credits to a Fund payments at negotiated, floating or fixed interest rates. A Fund will purchase guaranteed investment contracts only from issuers that, at the time of purchase, meet certain credit and quality standards. In general, guaranteed investment contracts are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market does not exist for these investments. In addition, the issuer may not be able to pay the principal amount to a Fund on seven days’ notice or less, at which time the investment may be considered illiquid securities.

Loan Participations and Assignments

The Funds may invest in fixed- and floating-rate loans arranged through private negotiations between an issuer of debt instruments and one or more financial institutions (“lenders”). Generally, a Fund’s investments in loans are expected to take the form of loan participations and assignments of portions of loans from third parties.

Large loans to corporations or governments may be shared or syndicated among several lenders, usually banks. A Fund may participate in such syndicates, or can buy part of a loan, becoming a direct lender. Participations and assignments involve special types of risk, including liquidity risk and the risks of being a lender. If a Fund purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower. With respect to assignments, a Fund’s rights against the borrower may be more limited than those held by the original lender.

Participation on Creditors Committees

A Fund may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by the Fund. Such participation may subject a Fund to expenses such as legal fees and may make the Fund an “insider” of the issuer for purposes of the federal securities laws, and therefore may restrict the Fund’s ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so. Participation by a Fund on such committees also may expose the Fund to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors. A Fund would participate in such committees only when the Manager believes that such participation is necessary or desirable to enforce the Fund’s rights as a creditor or to protect the value of securities held by the Fund.

Bank Obligations

The Funds may invest in bank capital securities. Bank capital securities are issued by banks to help fulfill their regulatory capital requirements. There are three common types of bank capital: Lower Tier II, Upper Tier II and Tier I. Bank capital is generally, but not always, of investment grade quality. Upper Tier II securities are commonly thought of as hybrids of debt and preferred stock. Upper Tier II securities are often perpetual (with no maturity date), callable and have a cumulative interest deferral feature. This means that under certain conditions, the issuer bank can withhold payment of interest until a later date. However, such deferred interest payments generally earn interest. Tier I securities often take the form of trust preferred securities.

Bank obligations in which the Funds may invest include certificates of deposit, bankers’ acceptances, and fixed time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and that earn a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary depending upon market conditions and the remaining maturity of the obligation. There are generally no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is generally no market for such deposits. Fixed time deposits which (1) are not subject to prepayment or (2) provide for withdrawal penalties upon prepayment (other than overnight deposits) may be considered illiquid for purposes of the Funds’ restrictions on investments in illiquid securities. Each Fund may also hold funds in an interest-bearing account for temporary purposes.

Obligations of non-U.S. banks involve certain risks associated with investing in non-U.S. securities described under “Non-U.S. Securities” above, including the possibilities that their liquidity could be impaired because of future political and economic developments, that their obligations may be less marketable than comparable obligations of United States banks, that a non-U.S. jurisdiction might impose taxes, including withholding taxes on interest income payable on those obligations, that non-U.S. deposits may be seized or nationalized, that non-U.S. governmental restrictions such as exchange controls may be adopted and in turn might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning non-U.S. banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to non-U.S. banks may differ from those applicable to United States banks. Non-U.S. banks are not generally subject to examination by any U.S. Government agency or instrumentality.

Senior and Other Bank Loans

The Funds may invest in fixed- and floating-rate loans where a bank or other financial institution is the primary lender or agent, including loans made to or issued by U.S. or non-U.S. banks or other corporations, delayed funding loans and revolving credit facilities. Bank loans may also take the form of direct interests acquired during a primary distribution or the form of assignments of, novations of or participations in a bank loan acquired in secondary markets. The Funds may also gain exposure to bank loans and related investments through the use of total return swaps and/or other derivative instruments.

As noted, the Funds may purchase “assignments” of bank loans from lenders. The purchaser of an assignment typically succeeds to all the rights and obligations under the loan agreement with the same rights and obligations as the assigning lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender.

The Funds may also invest in “participations” in bank loans. Participations by the Funds in a lender’s portion of a bank loan typically will result in the Funds having a contractual relationship only with such lender, not with the borrower. As a result, the Funds may have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by such lender of such payments from the borrower.

Participations and assignments involve special types of risk, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. If a Fund purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower.

A bank loan is typically originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution, acting as agent, for a lending syndicate of financial institutions. The agent administers the terms of the loan, as specified in the loan agreement. In addition, the agent is normally responsible for the collection of principal and interest payments from the corporate borrower and the apportionment of these payments to the credit of all institutions which are parties to the loan agreement. Unless, under the terms of the loan or other indebtedness, a Fund has direct recourse against the corporate borrower, the Fund may have to rely on the agent or other financial intermediary to apply appropriate credit remedies against a corporate borrower. A financial institution’s employment as agent might be terminated in the event that it fails to observe a requisite standard of care or becomes insolvent. A successor agent would generally be appointed to replace the terminated agent, and assets held by the agent under the loan agreement should remain available to holders of such indebtedness. However, if assets held by the agent for the benefit of a Fund were determined to be subject to the claims of the agent’s general creditors, the Fund might incur certain costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest. In situations involving other interposed financial institutions (e.g., an insurance company or governmental agency) similar risks may arise.

Purchasers of Senior Loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate or other borrower for payment of principal and interest. If the Funds do not receive scheduled interest or principal payments on such indebtedness, the net asset value, market price and/or yield of the common shares could be adversely affected. Senior Loans that are fully secured may offer the Funds more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of any collateral from a secured Senior Loan would satisfy the borrower’s obligation, or that such collateral could be liquidated. Also, the Funds may invest in Senior Loans that are unsecured.

Senior Loans and interests in other bank loans may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what the Manager believes to be a fair price.

Senior Loans usually require, in addition to scheduled payments of interest and principal, the prepayment of the Senior Loan from free cash flow. The degree to which borrowers prepay Senior Loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the financial condition of the borrower and competitive conditions among lenders, among others. As such, prepayments cannot be predicted with accuracy. Upon a prepayment, either in part or in full, the actual outstanding debt on which the Funds derive interest income will be reduced. However, the Funds may receive both a prepayment penalty fee from the prepaying borrower and a facility fee upon the purchase of a new Senior Loan with the proceeds from the prepayment of the former. The effect of prepayments on a Fund’s performance may be mitigated by the receipt of prepayment fees and the Fund’s ability to reinvest prepayments in other Senior Loans that have similar or identical yields.

Commercial Paper

Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies. The commercial paper purchased by the Funds may consist of U.S. dollar- or foreign currency-denominated obligations of domestic or non-U.S. issuers, and may be rated or unrated (see Appendix A for a description of the ratings assigned by various rating agencies to commercial paper). The rate of return on commercial paper may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies. See also “Mortgage-Related and Asset-Backed Securities — Asset-Backed Securities” for a discussion of asset-backed commercial paper.

Money Market Instruments

Money market instruments may include, among other things, (1) short-term U.S. Government securities; (2) certificates of deposit, bankers’ acceptances and other bank obligations; (3) commercial paper; (4) corporate obligations with a remaining maturity of 397 days or less; and (5) repurchase agreements with banks or registered broker dealers. Money market instruments may also include variable amount master demand notes, which are corporate obligations that permit the investment of fluctuating amounts by a Fund at varying rates of interest under direct arrangements between the Fund, as lender, and the borrower, and which permit daily changes in the amounts borrowed. The Fund has the right to increase the amount invested under such notes at any time up to the full amount provided by the note agreement or to decrease the amount, while the borrower may prepay up to the full amount of the note without penalty. Variable amount master demand notes may or may not be backed by bank letters of credit.

If a custodian holds cash on behalf of a Fund, the Fund may be an unsecured creditor in the event of the insolvency of the custodian. In addition, the Fund will be subject to credit risk with respect to such custodian, which may be heightened to the extent the Fund takes a temporary defensive position.

Variable and Floating Rate Securities

Variable- or floating-rate securities are securities that pay interest at rates that adjust whenever a specified interest rate changes, float at a fixed margin above a generally recognized base lending rate and/or reset or are redetermined (e.g., pursuant to an auction) on specified dates (such as the last day of a month or calendar quarter). These instruments may include, without limitation, variable-rate preferred stock, bank loans, money market instruments and certain types of mortgage-backed and other asset-backed securities. Due to their variable- or floating-rate features, these instruments will generally pay higher levels of income in a rising interest rate environment and lower levels of income as interest rates decline. For the same reason, the market value of a variable- or floating-rate instrument is generally expected to have less sensitivity to fluctuations in market interest rates than a fixed-rate instrument, although the value of a floating-rate instrument may nonetheless decline as interest rates rise and due to other factors, such as changes in credit quality.

The Funds may invest in floating-rate debt instruments (“floaters”) and engage in credit-spread trades. The interest rate on a floater is a variable rate that is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. While, because of the interest-rate reset feature, floaters provide a Fund with a certain degree of protection against rises in interest rates, a Fund will participate in any declines in interest rates as well. A credit-spread trade is an investment position relating to a difference in the prices or interest rates of two securities or currencies, where the value of the investment position is determined by movements in the difference between the prices or interest rates, as the case may be, of the respective securities or currencies. The Funds may also invest in inverse floating-rate debt instruments (“inverse floaters”). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may exhibit greater price volatility than a fixed-rate obligation of similar credit quality. When a Fund holds variable- or floating-rate securities, a decrease (or, in the case of inverse floating-rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the net asset value of the Fund’s shares.

Certain of a Fund’s investments, including variable- and floating-rate securities, may require the Fund to accrue and distribute income not yet received. As a result, in order to generate cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio that it would otherwise have continued to hold. Please see “Taxation.”

Zero Coupon Bonds, Step Coupon Bonds and Payment-in-Kind Securities

Zero coupon bonds are issued and traded at a discount from their face value. They do not entitle the holder to any periodic payment of interest prior to maturity. Step coupon bonds trade at a discount from their face value and pay coupon interest. The coupon rate is low for an initial period and then increases to a higher coupon rate. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer.

Payment-in-kind securities are debt or preferred securities that require or permit payment of interest in the form of additional securities. Payment-in-kind securities allow the issuer to avoid or delay the need to generate cash to meet current interest payments and, as a result, may involve greater risk than securities that pay interest currently or in cash.

Because the Funds will not receive cash payments on a current basis in respect of accrued original-issue discount on zero coupon bonds or step coupon bonds during the period before interest payments begin and may not receive cash payments on payment-in-kind securities until maturity or redemption, in some years the Funds may have to distribute cash obtained from other sources in order to satisfy the distribution requirements for treatment as a regulated investment company under the Code. The Fund might obtain such cash from selling other portfolio holdings, which might cause the Fund to incur capital gains or losses on the sale. These actions are likely to reduce the assets to which Fund expenses could be allocated and to reduce the rate of return for the Fund. In addition, such sales might be necessary even though investment considerations might otherwise make it undesirable for the Fund to sell the securities at the time. Please see “Taxation.”

Generally, the market prices of zero coupon, step coupon and pay-in-kind securities are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturities and credit quality. Under many market and other conditions, investments in zero coupon, step-coupon and pay-in-kind securities may be illiquid, making it difficult for a Fund to dispose of them or to determine their current value.

Debtor-in-Possession Financings

The Funds may invest in debtor-in-possession financings (commonly known as “DIP financings”) through participation interests in direct loans, purchase of assignments and other means. DIP financings are arranged when an entity seeks the protections of the bankruptcy court under Chapter 11 of the U.S. Bankruptcy Code (“Chapter 11”). These financings allow the entity to continue its business operations while reorganizing under Chapter 11. Such financings constitute senior liens on unencumbered security (i.e., security not subject to other creditors’ claims). DIP financings generally involve the same risks as investments in senior bank loans and similar debt instruments, as well as certain additional risks. For example, there is a risk that the entity will not emerge from Chapter 11 and be forced to liquidate its assets under Chapter 7 of the U.S. Bankruptcy Code, as well as a risk that the bankruptcy court will not approve a proposed reorganization plan or will require substantial and unfavorable changes to an initial plan. In the event of liquidation, a Fund’s only recourse will be against the property securing the DIP financing. Companies in bankruptcy may also be undergoing significant financial and operational changes that may cause their financial performance to have elevated levels of volatility. DIP financings may involve payment-in-kind interest or principal interest payments, and a Fund may receive securities of a reorganized issuer (e.g. common stock, preferred stock, warrants) in return for its investment, which may include illiquid investments and investments that are difficult to value.

Municipal Securities

The Funds may invest in municipal securities issued by states, territories and possessions of the United States and the District of Columbia. The value of municipal securities can be affected by changes in their actual or perceived credit quality. The credit quality of municipal securities can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer’s future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the state or region where the security is issued, and the liquidity of the security. Because municipal securities are generally traded OTC, the liquidity of a particular issue often depends on the willingness of dealers to make a market in the security. The liquidity of some municipal obligations may be enhanced by demand features, which may enable a Fund to demand payment on short notice from the issuer or a financial intermediary.

The Funds may purchase insured municipal debt securities in which scheduled payments of interest and principal are guaranteed by a private, non-governmental or governmental insurance company. The insurance does not guarantee the market value of the municipal debt or the value of the shares of a Fund. Securities of issuers of municipal securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the U.S. Bankruptcy Code. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. Furthermore, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal obligations may be materially affected.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on certain types of municipal bonds. Additionally, certain other proposals have been introduced that would have the effect of taxing a portion of exempt interest and/or reducing the tax benefits of receiving exempt interest. It can be expected that similar proposals may be introduced in the future. As a result of any such future legislation, the availability of such municipal bonds for investment by a Fund and the value of such municipal bonds held by a Fund may be affected. In addition, it is possible that events occurring after the date of a municipal bond’s issuance, or after a Fund’s acquisition of such obligation, may result in a determination that the interest paid on that obligation is taxable, in certain cases retroactively.

Municipal securities may include “moral obligation” securities, which are usually issued by special purpose public authorities. If the issuer of moral obligation bonds cannot fulfill its financial responsibilities from current revenues, it may draw upon a reserve fund, the maintenance and restoration of which is a moral commitment but not a legal obligation of the state or municipality that created the issuer.

Municipal securities may also include industrial development bonds and pollution control bonds, which in most cases are revenue bonds and generally are not payable from the unrestricted revenues of an issuer. They are issued by or on behalf of public authorities to raise money to finance privately operated facilities for business, manufacturing, housing, sport complexes, and pollution control. Consequently, the credit quality of these securities depend upon the ability of the user of the facilities financed by the bonds and any guarantor to meet its financial obligations.

The Funds may invest in lease obligations or installment purchase contract obligations of municipal authorities or entities (“municipal lease obligations”). Although lease obligations do not constitute general obligations of the municipality for which its taxing power is pledged, a lease obligation is ordinarily backed by the municipality’s covenant to budget for, appropriate and make the payment due under the lease obligation. The Funds may also purchase “certificates of participation,” which are securities issued by a particular municipality or municipal authority to evidence a proportionate interest in base rental or lease payments relating to a specific project to be made by the municipality, agency or authority. However, certain lease obligations contain “non-appropriation” clauses that provide that the municipality has no obligation to make lease or installment purchase payments in any year unless money is appropriated for such purpose for such year. Although “non-appropriation” lease obligations are secured by the leased property, disposition of the property in the event of default and foreclosure might prove difficult.

The Funds may also invest in various short-term municipal securities, including tax anticipation notes, revenue anticipation notes, bond anticipation notes, construction loan notes and short-term discount notes. Tax Anticipation Notes are used to finance working capital needs of municipalities and are issued in anticipation of various seasonal tax revenues, to be payable from these specific future taxes. They are usually general obligations of the issuer, secured by the taxing power of the municipality for the payment of principal and interest when due. Revenue Anticipation Notes are generally issued in expectation of receipt of other kinds of revenue, such as the revenues expected to be generated from a particular project. They may also be general obligations of the issuer. Bond Anticipation Notes normally are issued to provide interim financing until long-term financing can be arranged. The long-term bonds then provide the money for the repayment of the notes. Construction Loan Notes are sold to provide construction financing for specific projects. After successful completion and acceptance, many such projects may receive permanent financing through another source. Short-Term Discount Notes (tax-exempt commercial paper) are short-term (365 days or less) promissory notes issued by municipalities to supplement their cash flow.

Pre-refunded municipal bonds are tax-exempt bonds that have been refunded to a call date on or before the final maturity of principal and remain outstanding in the municipal market. The payment of principal and interest of the pre-refunded municipal bonds held by a fund is funded from securities in a designated escrow account that holds U.S. Treasury securities or other obligations of the U.S. Government, including its agencies and instrumentalities (“Agency Securities”). While still tax-exempt, pre-refunded municipal bonds usually will bear a Aaa rating (if a re-rating has been requested and paid for) because they are backed by the U.S. Treasury or Agency Securities. As the payment of principal and interest is generated from securities held in a designated escrow account, the pledge of the municipality has been fulfilled and the original pledge of revenue by the municipality is no longer in place. The escrow account securities pledged to pay the principal and interest of the pre-refunded municipal bonds held by a fund may subject the fund to interest rate risk and market risk. In addition, while a secondary market exists for pre-refunded municipal bonds, if a fund sells pre-refunded municipal bonds prior to maturity, the price received may be more or less than the original cost, depending on market conditions at the time of sale.

Residual interest bonds (“RIBs”) are municipal bonds that brokers create by depositing a municipal bond in a trust. The interest rate for the variable rate security is determined by the remarketing broker-dealer, while the RIB holder receives the balance of the income from the underlying municipal bond. The market prices of RIBs may be highly sensitive to changes in market rates and may decrease significantly when market rates increase. In a transaction in which a fund purchases a RIB from a trust where the underlying municipal bond was held by a fund prior to being deposited into a trust, a fund treats the transaction as a secured borrowing for financial reporting purposes. As a result, a fund will incur a non-cash interest expense with respect to interest paid by the trust on the variable rate securities, and will recognize additional interest income in an amount directly corresponding to the non-cash interest expense. Therefore, a fund’s NAV per share and performance are not affected by the non-cash interest expense. This accounting treatment does not apply to RIBS acquired by funds where a fund did not previously own the underlying municipal bond.

A Fund may invest in Build America Bonds, which are taxable municipal bonds with federal subsidies for a portion of the issuer’s borrowing costs. Build America Bonds were issued through the Build America Bond program, which was created as part of the American Recovery and Reinvestment Act of 2009 (the “Act”). The objective of the program was to reduce the borrowing costs of state and local governments. Because the Act was not extended beyond its expiration date on December 31, 2010, tax subsidies will not apply to, and the Funds will not purchase, Build America Bonds issued following such date (if any). However, Build America Bonds outstanding and issued before such date remain eligible for the federal interest rate subsidy, which continues for the life of the Build America Bonds.

The interest the Fund receives from its investments in either type of Build America Bonds will be included in a Fund’s taxable income and distributed to shareholders as taxable ordinary income. For any tax credit Build America Bond held by the Fund, the Fund may elect to pass through to its shareholders any tax credits from those bonds that otherwise would be allowed to the Fund. These tax credits can generally be used to offset U.S. federal income taxes and the federal alternative minimum tax, but such credits are generally not refundable. Any unused credits may be carried forward to succeeding taxable years.

Mortgage-Related and Asset-Backed Securities

The Funds may invest in mortgage-related securities, and in other asset-backed securities (whether or not related to mortgage loans) that are offered to investors currently or in the future. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. The value of some mortgage-related or asset-backed securities in which the Funds invest may be particularly sensitive to changes in prevailing interest rates, and, like other debt securities, the ability of a Fund to utilize these instruments successfully may depend in part upon the ability of the Manager to forecast interest rates and other economic factors correctly. Certain debt securities are also secured with collateral consisting of mortgage-related securities. See “Collateralized Mortgage Obligations” below.

Through investments in mortgage-related securities, including those that are issued by private issuers, the Funds may have some exposure to subprime loans as well as to the mortgage and credit markets generally. Private issuers include commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as mortgage-related securities.

In addition, mortgage-related securities that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those mortgage-related securities that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private mortgage-related securities may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored mortgage-related securities and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label mortgage-related securities pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. For these reasons, the loans underlying these securities have had in many cases higher default rates than those loans that meet government underwriting requirements.

The risk of non-payment is greater for mortgage-related securities that are backed by mortgage pools that contain subprime loans, but a level of risk exists for all loans. Market factors adversely affecting mortgage loan repayments may include a general economic turndown, high unemployment, a general slowdown in the real estate market, a drop in the market prices of real estate, or an increase in interest rates resulting in higher mortgage payments by holders of adjustable rate mortgages.

Privately issued mortgage-related securities are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, mortgage-related securities held in a Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

A Fund may purchase privately issued mortgage-related securities that are originated, packaged and serviced by third party entities. It is possible these third parties could have interests that are in conflict with the holders of mortgage-related securities, and such holders (such as a Fund) could have rights against the third parties or their affiliates. For example, if a loan originator, servicer or its affiliates engaged in negligence or willful misconduct in carrying out its duties, then a holder of the mortgage-related security could seek recourse against the originator/servicer or its affiliates, as applicable. Also, as a loan originator/servicer, the originator/servicer or its affiliates may make certain representations and warranties regarding the quality of the mortgages and properties underlying a mortgage-related security. If one or more of those representations or warranties is false, then the holders of the mortgage-related securities (such as a Fund) could trigger an obligation of the originator/servicer or its affiliates, as applicable, to repurchase the mortgages from the issuing trust. Notwithstanding the foregoing, many of the third parties that are legally bound by trust and other documents have failed to perform their respective duties, as stipulated in such trust and other documents, and investors have had limited success in enforcing terms.

Mortgage Pass-Through Securities. Mortgage Pass-Through Securities are securities representing interests in “pools” of mortgage loans secured by residential or commercial real property. Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment that consists of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs that may be incurred. Some mortgage-related securities (such as securities issued by GNMA) are described as “modified pass-through.” These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. Early repayment of principal on some mortgage-related securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs that may be incurred) may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Like other debt securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other debt securities. Adjustable rate mortgage-related and other asset-backed securities are also subject to some interest rate risk. For example, because interest rates on most adjustable rate mortgage- and other asset-backed securities only reset periodically (e.g., monthly or quarterly), changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the market value of these securities, including declines in value as interest rates rise. In addition, to the extent that unanticipated rates of prepayment on underlying mortgages increase the effective duration of a mortgage-related security, the volatility of such security can be expected to increase.

In the recent past, the residential mortgage market in the United States experienced difficulties that adversely affected the performance and market value of certain of the Funds’ mortgage-related investments. Delinquencies and losses on residential mortgage loans (especially subprime and second-lien mortgage loans) generally increased during this period, and a decline in or flattening of housing values was generally viewed as exacerbating such delinquencies and losses. Borrowers with adjustable rate mortgage loans are more sensitive to changes in interest rates, which affect their monthly mortgage payments, and may be unable to secure replacement mortgages at comparably low interest rates. Also, a number of residential mortgage loan originators have experienced serious financial difficulties or bankruptcy. Owing largely to the foregoing, reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by GNMA) or guaranteed by agencies or instrumentalities of the U.S. Government (in the case of securities guaranteed by the FNMA or the FHLMC). The principal governmental guarantor of mortgage-related securities is GNMA. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages insured by the Federal Housing Administration (the “FHA”), or guaranteed by the Department of Veterans Affairs (the “VA”).

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the FNMA and the FHLMC. FNMA is a government-sponsored corporation. As described above under “U.S. Government Securities,” FNMA is now under conservatorship by the FHFA. FNMA primarily purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers, which includes state and federally chartered savings and loan associations, mutual savings banks, commercial banks, and credit unions and mortgage bankers, although it may purchase other types of mortgages as well. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. Instead, they are supported only by the discretionary authority of the U.S. Government to purchase the agency’s obligations.

FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation that issues Participation Certificates (“PCs”) which represent interests in conventional mortgages from FHLMC’s national portfolio. As described above under “U.S. Government Securities,” FHLMC is now under conservatorship by the FHFA. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government. Instead, they are supported only by the discretionary authority of the U.S. Government to purchase the agency’s obligations.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. A Fund may buy mortgage-related securities without insurance or guarantees. Securities issued by certain private organizations may not be readily marketable.

Mortgage-related securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are not subject to a Fund’s industry concentration restrictions (see “Investment Restrictions”) by virtue of the exclusion from that test available to all U.S. Government securities. In the case of privately issued mortgage-related securities, the Funds take the position that mortgage-related securities do not represent interests in any particular “industry” or group of industries. The assets underlying such securities may be represented by a portfolio of first lien residential mortgages (including both whole mortgage loans and mortgage participation interests) or portfolios of mortgage pass-through securities issued or guaranteed by GNMA, FNMA or FHLMC. Mortgage loans underlying a mortgage-related security may in turn be insured or guaranteed by the FHA or the VA. In the case of private issue mortgage-related securities whose underlying assets are neither U.S. Government securities nor U.S. Government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, the security may be subject to a greater risk of default than other comparable securities in the event of adverse economic, political or business developments that may affect such region and, ultimately, the ability of residential homeowners to make payments of principal and interest on the underlying mortgages.

Collateralized Mortgage Obligations (“CMOs”). A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal is paid, in most cases, semi-annually or on a monthly basis. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. This payment structure provides investors with some protection against a premature return of principal.

In a typical CMO transaction, a corporation (“issuer”) issues multiple series (e.g., A, B, C, Z) of CMO bonds (“Bonds”). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates (“Collateral”). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begin to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

As CMOs have evolved, some classes of CMO bonds have become more common. For example, a Fund may invest in parallel-pay and planned amortization class (“PAC”) CMOs and multi-class pass-through certificates. Parallel-pay CMOs and multi-class pass-through certificates are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO and multi-class pass-through structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. PACs generally require payments of a specified amount of principal on each payment date. PACs are parallel-pay CMOs with the required principal amount on such securities having the highest priority after interest has been paid to all classes. Any CMO or multi-class pass-through structure that includes PAC securities must also have support tranches—known as support bonds, companion bonds or non-PAC bonds—which lend or absorb principal cash flows to allow the PAC securities to maintain their stated maturities and final distribution dates within a range of actual prepayment experience. These support tranches are subject to a higher level of maturity risk compared to other mortgage-related securities, and usually provide a higher yield to compensate investors. If principal cash flows are received in amounts outside a pre-determined range such that the support bonds cannot lend or absorb sufficient cash flows to the PAC securities as intended, the PAC securities are subject to heightened maturity risk. Consistent with a Fund’s investment objectives and policies, a Fund may invest in various tranches of CMO bonds, including support bonds.

CMOs that are issued or guaranteed by the U.S. Government or by any of its agencies or instrumentalities will be considered U.S. Government securities by a Fund, while other CMOs, even if collateralized by U.S. Government securities, will have the same status as other privately issued securities for purposes of applying a Fund’s diversification tests.

FHLMC Collateralized Mortgage Obligations. FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates, which are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Payments of principal and interest on the CMOs are made semi-annually, as opposed to monthly. The amount of principal payable on each semi-annual payment date is determined in accordance with FHLMC’s mandatory sinking fund schedule, which in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC’s minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. Because of the “pass-through” nature of all principal payments received on the collateral pool in excess of FHLMC’s minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date.

If collection of principal (including prepayments) on the mortgage loans during any semi-annual payment period is not sufficient to meet FHLMC’s minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.

Criteria for the mortgage loans in the pool backing the FHLMC CMOs are identical to those of FHLMC PCs. FHLMC has the right to substitute collateral in the event of delinquencies and/or defaults.

Commercial Mortgage-Backed Securities. Commercial Mortgage-Backed Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. The market for commercial mortgage-backed securities developed more recently and in terms of total outstanding principal amount of issues is relatively small compared to the market for residential single-family mortgage-backed securities. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Other Mortgage-Related Securities. Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including CMO residuals or stripped mortgage-backed securities. Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

Mortgage-related securities include, among other things, securities that reflect an interest in reverse mortgages. In a reverse mortgage, a lender makes a loan to a homeowner based on the homeowner’s equity in his or her home. While a homeowner must be age 62 or older to qualify for a reverse mortgage, reverse mortgages may have no income restrictions. Repayment of the interest or principal for the loan is generally not required until the homeowner dies, sells the home, or ceases to use the home as his or her primary residence. There are three general types of reverse mortgages: (1) single-purpose reverse mortgages, which are offered by certain state and local government agencies and nonprofit organizations; (2) federally-insured reverse mortgages, which are backed by the U. S. Department of Housing and Urban Development; and (3) proprietary reverse mortgages, which are privately offered loans. A mortgage-related security may be backed by a single type of reverse mortgage. Reverse mortgage-related securities include agency and privately issued mortgage-related securities. The principal government guarantor of reverse mortgage-related securities is GNMA.

Reverse mortgage-related securities may be subject to risks different than other types of mortgage-related securities due to the unique nature of the underlying loans. The date of repayment for such loans is uncertain and may occur sooner or later than anticipated. The timing of payments for the corresponding mortgage-related security may be uncertain. Because reverse mortgages are offered only to persons 62 and older and there may be no income restrictions, the loans may react differently than traditional home loans to market events. Additionally, there can be no assurance that service providers to reverse mortgage trusts (“RMTs”) will diligently and appropriately execute their duties with respect to servicing such trusts. As a result, investors (which may include a Fund) in notes in RMTs may be deprived of payments to which they are entitled. This could result in losses to a Fund. Investors, including a Fund, may determine to pursue negotiations or legal claims or otherwise seek compensation from RMT service providers in certain instances. This may involve a Fund incurring costs and expenses associated with such actions.

CMO Residuals. CMO residuals are mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an interest-only (“IO”) class of stripped mortgage-backed securities. See “Other Mortgage-Related Securities—Stripped Mortgage-Backed Securities.” In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances a Fund may fail to recoup some or all of its initial investment in a CMO residual.

CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market has developed fairly recently and CMO residuals currently may not have the liquidity of other more established securities trading in other markets. CMO residuals may, or pursuant to an exemption therefrom, may not, have been registered under Securities Act. CMO residuals, whether or not registered under the Securities Act, may be subject to certain restrictions on transferability, and may be deemed “illiquid” and subject to a Fund’s limitations on investment in illiquid securities.

Adjustable Rate Mortgage Backed Securities. Adjustable rate mortgage-backed securities (“ARMBSs”) have interest rates that reset at periodic intervals. Acquiring ARMBSs permits a Fund to participate in increases in prevailing current interest rates through periodic adjustments in the coupons of mortgages underlying the pool on which ARMBSs are based. Such ARMBSs generally have higher current yield and lower price fluctuations than is the case with more traditional fixed income debt securities of comparable rating and maturity. In addition, when prepayments of principal are made on the underlying mortgages during periods of rising interest rates, a Fund can reinvest the proceeds of such prepayments at rates higher than those at which they were previously invested. Mortgages underlying most ARMBSs, however, have limits on the allowable annual or lifetime increases that can be made in the interest rate that the mortgagor pays. Therefore, if current interest rates rise above such limits over the period of the limitation, a Fund holding an ARMBS does not benefit from further increases in interest rates. Moreover, when interest rates are in excess of coupon rates (i.e., the rates being paid by mortgagors) of the mortgages, ARMBSs behave more like fixed income securities and less like adjustable rate securities and are subject to the risks associated with fixed income securities. In addition, during periods of rising interest rates, increases in the coupon rate of adjustable rate mortgages generally lag current market interest rates slightly, thereby creating the potential for capital depreciation on such securities.

Stripped Mortgage-Backed Securities. Stripped mortgage-backed securities (“SMBS”) are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the “IO” class), while the other class will receive all of the principal (the “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories. SMBS may be deemed “illiquid” and subject to a Fund’s limitations on investment in illiquid securities.

Asset-Backed Securities. The Funds may invest in, or have exposure to, asset-backed securities, which are securities that represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool or pools of similar assets (e.g., trade receivables). The credit quality of these securities depends primarily upon the quality of the underlying assets and the level of credit support and/or enhancement provided.

The underlying assets (e.g., loans) are subject to prepayments that shorten the securities’ weighted average maturity and may lower their return. If the credit support or enhancement is exhausted, losses or delays in payment may result if the required payments of principal and interest are not made. The value of these securities also may change because of changes in the market’s perception of the creditworthiness of the servicing agent for the pool, the originator of the pool or the financial institution or trust providing the credit support or enhancement. Typically, there is no perfected security interest in the collateral that relates to the financial assets that support asset-backed securities. Asset-backed securities have many of the same characteristics and risks as the mortgage-backed securities described above.

The Funds may purchase or have exposure to commercial paper, including asset-backed commercial paper (“ABCP”), that is issued by structured investment vehicles or other conduits. These conduits may be sponsored by mortgage companies, investment banking firms, finance companies, hedge funds, private equity firms and special purpose finance entities. ABCP typically refers to a short-term debt security, the payment of which is supported by cash flows from underlying assets, or one or more liquidity or credit support providers, or both. Assets backing ABCP include credit card, car loan and other consumer receivables and home or commercial mortgages, including subprime mortgages. The repayment of ABCP issued by a conduit depends primarily on the cash collections received from the conduit’s underlying asset portfolio and the conduit’s ability to issue new ABCP. Therefore, there could be losses to a Fund investing in ABCP in the event of credit or market value deterioration in the conduit’s underlying portfolio, mismatches in the timing of the cash flows of the underlying asset interests and the repayment obligations of maturing ABCP, or the conduit’s inability to issue new ABCP. To protect investors from these risks, ABCP programs may be structured with various protections, such as credit enhancement, liquidity support, and commercial paper stop-issuance and wind-down triggers.

However there can be no guarantee that these protections will be sufficient to prevent losses to investors in ABCP.

Some ABCP programs provide for an extension of the maturity date of the ABCP if, on the related maturity date, the conduit is unable to access sufficient liquidity through the issue of additional ABCP. This may delay the sale of the underlying collateral and a Fund may incur a loss if the value of the collateral deteriorates during the extension period. Alternatively, if collateral for ABCP deteriorates in value, the collateral may be required to be sold at inopportune times or at prices insufficient to repay the principal and interest on the ABCP. ABCP programs may provide for the issuance of subordinated notes as an additional form of credit enhancement. The subordinated notes are typically of a lower credit quality and have a higher risk of default. A Fund purchasing these subordinated notes will therefore have a higher likelihood of loss than investors in the senior notes.

Some asset-backed securities, particularly home equity loan transactions, are subject to interest-rate risk and prepayment risk. A change in interest rates can affect the pace of payments on the underlying loans, which in turn, affects total return on the securities. Asset-backed securities also carry credit or default risk. If many borrowers on the underlying loans default, losses could exceed the credit enhancement level and result in losses to investors in an asset-backed securities transaction. Finally, asset-backed securities have structure risk due to a unique characteristic known as early amortization, or early payout, risk. Built into the structure of most asset-backed securities are triggers for early payout, designed to protect investors from losses. These triggers are unique to each transaction and can include: a big rise in defaults on the underlying loans, a sharp drop in the credit enhancement level, or even the bankruptcy of the originator. Once early amortization begins, all incoming loan payments (after expenses are paid) are used to pay investors as quickly as possible based upon a predetermined priority of payment.

Collateralized Debt Obligations. The Funds may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust that is backed by a diversified pool of high risk, below investment grade debt securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and non-U.S. senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, downgrades of the underlying collateral by rating agencies, forced liquidation of the collateral pool due to a failure of coverage tests, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class. Interest on certain tranches of a CDO may be paid in kind or deferred and capitalized (paid in the form of obligations of the same type rather than cash), which involves continued exposure to default risk with respect to such payments.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Funds as illiquid securities, however, an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with debt securities discussed elsewhere in this Statement of Additional Information and the Funds’ Prospectus (e.g., interest rate risk, which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates, and default risk), CDOs carry additional risks that include, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) risk that the collateral may default or decline in value or be downgraded, if rated by a NRSRO; (iii) a Fund may invest in tranches of CDOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) the investment return achieved by the Fund could be significantly different than those predicted by financial models; (vi) the lack of a readily available secondary market for CDOs; (vii) risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (viii) the CDO’s manager may perform poorly.

Other Asset-Backed Securities. Other asset-backed securities (unrelated to mortgage loans) will be offered to investors in the future and may be purchased by the Funds that may invest in mortgage-related securities. Several types of asset-backed securities have already been offered to investors, including Enhanced Equipment Trust Certificates (“EETCs”) and Certificates for Automobile ReceivablesSM (“CARSSM”).

EETCs are typically issued by specially-created trusts established by airlines, railroads, or other transportation corporations. The proceeds of EETCs are used to purchase equipment, such as airplanes, railroad cars, or other equipment, which in turn serve as collateral for the related issue of the EETCs. The equipment generally is leased by the airline, railroad or other corporations, which makes rental payments to provide the projected cash flow for payments to EETC holders. Holders of EETCs must look to the collateral securing the certificates, typically together with a guarantee provided by the lessee corporation or its parent company for the payment of lease obligations, in the case of default in the payment of principal and interest on the EETCs. However, because principal and interest payments of EETCs are funded in the ordinary course by the lessee corporation, the Fund treats EETCs as corporate bonds/obligations for purposes of compliance testing and related classifications.

CARSSM represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARSSM are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. An investor’s return on CARSSM may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

Consistent with a Fund’s investment objective and policies, the Fund also may invest in other types of asset-backed securities. Other asset-backed securities may be collateralized by the fees earned by service providers. The value of asset-backed securities may be substantially dependent on the servicing of the underlying asset pools and are therefore subject to risks associated with the negligence by, or defalcation of, their servicers. In certain circumstances, the mishandling of related documentation may also affect the rights of the security holders in and to the underlying collateral. The insolvency of entities that generate receivables or that utilize the assets may result in added costs and delays in addition to losses associated with a decline in the value of the underlying assets.

Investors should note that Congress from time to time may consider actions that would limit or remove the explicit or implicit guarantee of the payment of principal and/or interest on many types of asset-backed securities. Any such action would likely adversely impact the value of such securities.

Real Estate Securities and Related Derivatives

The Funds may gain exposure to the real estate sector by investing in real estate-linked derivatives, real estate investment trusts (“REITs”), and common, preferred and convertible securities of issuers in real estate-related industries. Each of these types of investments are subject to risks similar to those associated with direct ownership of real estate, including loss to casualty or condemnation, increases in property taxes and operating expenses, zoning law amendments, changes in interest rates, overbuilding and increased competition, variations in market value, adverse changes in the real estate markets generally or in specific sectors of the real estate industry and possible environmental liabilities. Real estate-related investments may entail leverage and may be highly volatile.

REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate-related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs are not taxed on income distributed to shareholders provided they comply with the applicable requirements of the Code. A Fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests in addition to the expenses paid by the Fund. Debt securities issued by REITs are, for the most part, general and unsecured obligations and are subject to risks associated with REITs.

Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. An equity REIT may be affected by changes in the value of the underlying properties owned by the REIT. A mortgage REIT may be affected by changes in interest rates and the ability of the issuers of its portfolio mortgages to repay their obligations. REITs are dependent upon the skills of their managers and are not diversified. REITs are generally dependent upon maintaining cash flows to repay borrowings and to make distributions to shareholders and are subject to the risk of default by lessees or borrowers. REITs whose underlying assets are concentrated in properties used by a particular industry, such as health care, are also subject to risks associated with such industry. The organizational documents of a REIT may contain provisions that make changes in control of the REIT difficult and time-consuming.

REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed rate obligations can be expected to decline. If the REIT invests in adjustable rate mortgage loans the interest rates on which are reset periodically, yields on a REIT’s investments in such loans will gradually align themselves to reflect changes in market interest rates. This causes the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

REITs may have limited financial resources, may trade less frequently and in a more limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, REITs have been more volatile in price than the larger capitalization stocks included in S&P 500 Index.

Exchange Traded Notes

The Funds may invest in exchange traded notes (“ETNs”). ETNs are typically senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market index less applicable fees and expenses. ETNs are listed on an exchange and traded in the secondary market. A Fund may hold an ETN until maturity, at which time the issuer is obligated to pay a return linked to the performance of the relevant market index. ETNs do not make periodic interest payments and principal is not protected.

The market value of an ETN may be influenced by, among other things, time to maturity, level of supply and demand of the ETN, volatility and lack of liquidity in the underlying assets, changes in the applicable interest rates, the current performance of the market index to which the ETN is linked, and the credit rating of the ETN issuer. The market value of an ETN may differ from the performance of the applicable market index and there may be times when an ETN trades at a premium or discount. This difference in price may be due to the fact that the supply and demand in the market for ETNs at any point in time is not always identical to the supply and demand in the market for the securities underlying the market index that the ETN seeks to track. A change in the issuer’s credit rating may also impact the value of an ETN despite the underlying market index remaining unchanged. ETNs are also subject to tax risk. No assurance can be given that the IRS will accept, or a court will uphold, how the fund characterizes and treats ETNs for tax purposes. The extent of a Fund’s investment in commodity-linked ETNs, if any, is limited by tax considerations.

An ETN that is tied to a specific market index may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market index. ETNs also incur certain expenses not incurred by their applicable market index, and a Fund would bear a proportionate share of any fees and expenses borne by the ETN in which it invests.

A Fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market. In addition, although an ETN may be listed on an exchange, the issuer may not be required to maintain the listing and there can be no assurance that a secondary market will exist for an ETN. Some ETNs that use leverage in an effort to amplify the returns of an underlying market index can, at times, be relatively illiquid and may therefore be difficult to purchase or sell at a fair price. Leveraged ETNs may offer the potential for greater return, but the potential for loss and speed at which losses can be realized also are greater.

ETNs are generally similar to structured investments and hybrid instruments. For discussion of these investments and the risks generally associated with them, see “Hybrid Instruments” in this Statement of Additional Information.

Hybrid Instruments

The Funds may invest in “hybrid” or indexed securities. A hybrid instrument is a type of potentially high-risk derivative that combines a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a “benchmark”). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. An example of a hybrid could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such a hybrid instrument would be a combination of a bond and a call option on oil.

Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes a Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the net asset value of a Fund.

Certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. The Funds will only invest in commodity-linked hybrid instruments that qualify under applicable rules of the CFTC for an exemption from the provisions of the CEA.

Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. If so, a Fund’s investments in these products will be subject to limits applicable to investments in investment companies and may be subject to other restrictions imposed by the 1940 Act.

Structured Notes and Indexed Securities. Structured notes are derivative debt instruments, the interest rate or principal of which is determined by an unrelated indicator (for example, a currency, security, commodity or index thereof). The terms of the instrument may be “structured” by the purchaser and the borrower issuing the note. Indexed securities may include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. The terms of structured notes and indexed securities may provide that in certain circumstances no principal is due at maturity, which may result in a loss of invested capital. Structured notes and indexed securities may be positively or negatively indexed, so that appreciation of the unrelated indicator may produce an increase or a decrease in the interest rate or the value of the structured note or indexed security at maturity may be calculated as a specified multiple of the change in the value of the unrelated indicator. Therefore, the value of such notes and securities may be very volatile. Structured notes and indexed securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the unrelated indicator. Structured notes or indexed securities also may be more volatile, less liquid, and more difficult to accurately price than less complex securities and instruments or more traditional debt securities. The Manager analyzes these notes and securities in its overall assessment of the effective duration of the Fund’s holdings in an effort to monitor the Fund’s interest rate risk.

Potential Impact of Large Redemptions and Purchases of Fund Shares

From time to time, shareholders of a Fund (which may include affiliates of the Manager or, for certain Funds, affiliated and/or non-affiliated registered investment companies that invest in a Fund) may make relatively large redemptions or purchases of Fund shares. These transactions may cause the Fund to have to sell securities, or invest additional cash, as the case may be. While the overall impact of these transactions over time is not known, there could be adverse effects on the Fund’s performance to the extent that the Fund is required to sell securities or invest cash at times when it would not otherwise do so, which may result in a loss to the Fund. These transactions may result in higher portfolio turnover, accelerate the realization of taxable income if sales of securities resulted in capital gains or other income and increase transaction costs, which may impact the Fund’s expense ratio. To the extent that such transactions result in short-term capital gains, such gains will generally be taxed at the ordinary income tax rate.

Cyber Security Risk

With the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, investment companies (such as the Funds) and their service providers (including the Manager) may be prone to operational and information security risks resulting from cyber-attacks and/or other technological malfunctions. In general, cyber-attacks are deliberate, but unintentional events may have similar effects. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization, and causing operational disruption. Successful cyber-attacks against, or security breakdowns of, a Fund, the Manager, or a custodian, transfer agent, or other affiliated or third-party service provider may adversely affect the Fund or its shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, affect a Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and additional compliance costs. Furthermore, as a result of breaches in cyber security or other operational and technology disruptions or failures, an exchange or market may close or issue trading halts on specific securities or an entire market, which may result in a Fund being, among other things, unable to buy or sell certain securities or financial instruments or unable to accurately price its investments. While the Manager has established business continuity plans and systems designed to prevent cyber-attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Similar types of cyber security risks also are present for issuers of securities in which the Funds invest, which could result in material adverse consequences for such issuers, and may cause a Fund’s investment in such securities to lose value.

Contingent Value Rights

A Fund may invest in contingent value rights (“CVRs”). A CVR gives the holder the right to receive an amount (which may be a fixed amount or determined by a formula) in the event that a specified corporate action, business milestone, or other trigger occurs (or does not occur) which is often subject to an expiration date. CVRs may be awarded to shareholders in the context of a corporate acquisition or major restructuring, such as a Chapter 11 or other bankruptcy reorganization. For example, shareholders of an acquired or reorganized company may receive a CVR that enables them to receive additional shares of the acquiring company in the event that the acquiring company’s share price falls below a certain level by a specified date, or to receive cash payments and/or securities in the event of future sale or liquidation event involving the company by a specified date. Risks associated with the use of CVRs are generally similar to risks associated with the use of options, such as the risk that the required trigger does not (or does) occur prior to a CVR’s expiration, causing the CVR to expire with no value. CVRs also present illiquidity risk, as they may not be registered securities or may otherwise be non-transferable or difficult to transfer, as well as counterparty risk and credit risk. Further, because CVRs are valued based on the likelihood of the occurrence of a trigger, valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation.

Subsidiary Investments

The AllianzGI PerformanceFee Managed Futures Strategy Fund may invest up to 25% of its total assets in a wholly-owned and controlled subsidiary (the “Subsidiary”). The subsidiary is organized under the laws of the Cayman Islands as an exempted company and is used by the Fund to gain exposure to the commodities markets within the limitations of the federal tax laws, rules and regulations that apply to regulated investment companies.

Generally, the Subsidiary will invest primarily in commodity futures, but the Subsidiary may also invest in other commodity-related instruments (such as financial futures, option and swap contracts) and in other securities. The Subsidiary may have exposure to equity and fixed income securities, cash and cash equivalents, pooled investment vehicles (including those that are not registered pursuant to the 1940 Act) and other investments, either as investments or to serve as margin or collateral for the Subsidiary’s derivative positions. Unlike the Fund, the Subsidiary may invest without limitation in commodity-linked derivatives. By investing in the Subsidiary, the AllianzGI PerformanceFee Managed Futures Strategy Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. Except as described below, the Subsidiary is not registered under the 1940 Act and is not subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in the prospectus and could adversely affect the fund.

AllianzGI U.S. provides investment management and other services to the Subsidiary pursuant to an investment management agreement with the Subsidiary. The AllianzGI PerformanceFee Managed Futures Strategy Fund and the Subsidiary generally test for compliance with the Fund’s investment restrictions on a consolidated basis. The financial statements of the AllianzGI Performance Fee Managed Futures Strategy Fund will be consolidated with the financial statements of the Subsidiary in the Fund’s annual and semi-annual reports.

In order for the AllianzGI PerformanceFee Managed Futures Strategy Fund to qualify as a regulated investment company under Subchapter M of the Code in any taxable year it must, among other things, derive at least 90 percent of its gross income from certain sources of “qualifying income” specified in the Code. Income from certain commodity-linked derivative instruments in which the fund might invest may not be considered qualifying income. The AllianzGI PerformanceFee Managed Futures Strategy Fund’s investment in the Subsidiary is expected to provide the fund with exposure to the commodities markets within the limitations of the federal income tax requirements of Subchapter M of the Code. The rules regarding the circumstances in which annual net income, if any, realized by a subsidiary and included in a fund’s annual income for U.S. federal income purposes will constitute “qualifying income” for purposes of the fund’s qualification as a regulated investment company under the Code are unclear and currently under consideration. The AllianzGI PerformanceFee Managed Futures Strategy Fund’s pursuit of its investment strategy may be limited by the fund’s intention to qualify for treatment as a regulated investment company under Subchapter M of the Code and could bear on its ability to so qualify. See “Taxation” below.

With respect to AllianzGI PerformanceFee Managed Futures Strategy Fund, the Trust has established an arrangement whereby Goldman Sachs & Co. LLC has agreed to take certain measures to facilitate the unwinding of commodity futures contracts entailing physical delivery and options exercisable into such contracts prior to entering the delivery period. The arrangement is intended to facilitate the segregation of assets with respect to such positions.

INVESTMENT RESTRICTIONS

Investment Objectives

Except to the extent set forth in the Prospectus, the investment objective(s) of each Fund is/are non-fundamental and may be changed by the Board of Trustees without shareholder approval.

Fundamental Investment Restrictions

The investment restrictions set forth below are fundamental policies of the Target Funds, the Global Allocation Fund and the Global Dynamic Allocation Fund and may not be changed with respect to any such Fund without shareholder approval by vote of a majority of the outstanding voting securities of that Fund. Under these restrictions, each such Fund:

(1) may not invest in a security if, as a result of such investment, more than 25% of its total assets (taken at market value at the time of such investment) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (or repurchase agreements with respect thereto) or securities issued by any investment company;

(2) may not purchase securities of any issuer unless such purchase is consistent with the maintenance of the Fund’s status as a diversified company under the Investment Company Act of 1940, as amended;

(3) may not purchase or sell real estate, although it may purchase securities secured by real estate or interests therein, or securities issued by companies in the real estate industry or that invest in real estate or interests therein;

(4) may not purchase or sell commodities, except that the Fund may purchase and sell futures contracts and options, may enter into foreign exchange contracts, and may enter into swap agreements and other financial transactions not requiring delivery of physical commodities;

(5) may borrow money to the maximum extent permitted by law, as interpreted or modified, or otherwise permitted by regulatory authority having jurisdiction from time to time;

(6) may not issue senior securities, except as permitted borrowings or as otherwise permitted under the 1940 Act;

(7) may not make loans, except that this restriction shall not prohibit the purchase of debt obligations or entering into repurchase agreements or the lending of the Fund’s portfolio securities; and

(8) may not act as an underwriter of securities of other issuers, except to the extent that in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.

Notwithstanding any other fundamental investment restriction or policy, each of the Target Funds may invest some or all of its assets in a single registered open-end investment company or a series thereof. Unless specified above, any fundamental investment restriction or policy of any such registered open-end investment company or series thereof shall not be considered a fundamental investment restriction or policy of the Target Funds.

The investment restrictions set forth below are fundamental policies of the Best Styles Emerging Markets Equity Fund, Best Styles Global Equity Fund, Best Styles International Equity Fund, Best Styles U.S. Equity Fund, Convertible Fund, Core Bond Fund, Core Plus Bond Fund, Emerging Markets Debt Fund, Emerging Markets Small-Cap Fund, Europe Equity Dividend Fund, Global High Yield Fund, Global Sustainability Fund, High Yield Bond Fund, International Growth Fund, International Small-Cap Fund, Micro Cap Fund, NFJ Emerging Markets Value Fund, NFJ International Small-Cap Value Fund, PerformanceFee Managed Futures Strategy Fund, PerformanceFee Structured US Equity Fund, PerformanceFee Structured US Fixed Income Fund, Short Duration High Income Fund, Structured Return Fund, Ultra Micro Cap Fund and U.S. Equity Hedged Fund and may not be changed with respect to any such Fund without shareholder approval by vote of a majority of the outstanding voting securities of that Fund. Under these restrictions, each such Fund:

(1) may not invest in a security if, as a result of such investment, more than 25% of its total assets (taken at market value at the time of such investment) would be invested in the securities of issuers in any particular “industry,” as the term is used in the 1940 Act, as interpreted, modified or otherwise permitted from time to time by regulatory authority having jurisdiction. This restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (or repurchase agreements with respect thereto);

(2) may not purchase or sell real estate, although it may purchase securities secured by real estate or interests therein, or securities issued by companies in the real estate industry or that invest in real estate or interests therein;

(3) may not act as an underwriter of securities of other issuers, except to the extent that in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws;

(4) may not purchase or sell commodities. This restriction shall not prohibit a Fund, subject to the restrictions described in the Prospectus and elsewhere in this Statement of Additional Information, from purchasing, selling or entering into futures contracts, options, foreign exchange contracts, swap agreements and other financial transactions not requiring delivery of physical commodities;

(5) may borrow money to the maximum extent permitted by law, as interpreted or modified, or otherwise permitted by regulatory authority having jurisdiction from time to time;

(6) may not issue senior securities, except as permitted borrowings or as otherwise permitted under the 1940 Act; and

(7) may not make loans, except that this restriction shall not prohibit the purchase of debt obligations or entering into repurchase agreements or the lending of the Fund’s portfolio securities.

While each of the above mentioned Funds, except for the Global High Yield Fund, is “diversified” within the meaning of the 1940 Act and may only purchase securities consistent with the maintenance of such Fund’s status as a diversified Company, the Short Duration High Income Fund has an explicit fundamental policy that it may not purchase securities of any issuer unless such purchase is consistent with the maintenance of the Fund’s status as a diversified company under the Investment Company Act of 1940, as amended.

The investment restrictions set forth below are fundamental policies of the Preferred Securities and Income Fund, and may not be changed without shareholder approval by vote of a majority of the outstanding voting securities of the Fund. Under these restrictions, the Fund:

(1) may not invest more than 25% of the value of its total assets in the securities of companies primarily engaged in any one industry, except that it will concentrate at least 25% of its total assets in the financials sector;

(2) may not purchase or sell real estate, although it may purchase securities secured by real estate or interests therein, or securities issued by companies in the real estate industry or that invest in real estate or interests therein;

(3) may not act as an underwriter of securities of other issuers, except to the extent that in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws;

(4) may not purchase or sell commodities. This restriction shall not prohibit the Fund, subject to the restrictions described in the Prospectus and elsewhere in this Statement of Additional Information, from purchasing, selling or entering into futures contracts, options, foreign exchange contracts, swap agreements and other financial transactions not requiring delivery of physical commodities;

(5) may borrow money to the maximum extent permitted by law, as interpreted or modified, or otherwise permitted by regulatory authority having jurisdiction from time to time;

(6) may not issue senior securities, except as permitted borrowings or as otherwise permitted under the 1940 Act; and

(7) may not make loans, except that this restriction shall not prohibit the purchase of debt obligations or entering into repurchase agreements or the lending of the Fund’s portfolio securities.

With respect to the Fund’s fundamental investment policy (1) relating to industry concentration, the Fund currently considers the financials sector to include the banking, diversified financials, financial data processing, financial information services, investment management, savings and loans, securities brokerage and services, real estate (including real estate investment trusts (“REITs”)) and insurance industries, finance companies, including captive finance companies, and similar issuers.

The Preferred Securities and Income Fund would be deemed to “concentrate” in a particular industry if it invested 25% or more of its total assets in that industry. Pursuant to fundamental investment policy (1) above, the Preferred Securities and Income Fund expects to concentrate in the financials sector. The industry concentration policy of this Fund does not preclude it from focusing investments in issuers in a group of related industrial sectors.

The investment restrictions set forth below are fundamental policies of the Global Water Fund, and may not be changed with respect to such Fund without shareholder approval by vote of a majority of the outstanding voting securities of that Fund. Under these restrictions, such Fund:

(1) may not invest more than 25% of the value of its total assets in the securities of companies primarily engaged in any one industry, except that it will concentrate more than 25% of its total assets in the water-related resources sector;

With respect to the Fund’s fundamental investment policy (1) relating to industry concentration, the Fund currently considers the water-related resources sector to include companies that are principally engaged in water-related activities. “Water-related activities” consist of those that relate to the quality or availability of or demand for potable and non-potable water and include the following: water production, storage, transport and distribution; water supply-enhancing or water demand-reducing technologies and materials; water planning, control and research; water conditioning, such as filtering, desalination, disinfection and purification; sewage and liquid waste treatment; and water delivery-related equipment and technology, consulting or engineering services relating to any of the above-mentioned activities. The specific activities that the Fund may from time to time consider to qualify as “water-related activities” will change as markets, technologies and investment practices develop.

(2) may not purchase or sell real estate, although it may purchase securities secured by real estate or interests therein, or securities issued by companies that invest in real estate, or interests therein;

(3) may not act as an underwriter of securities of other issuers, except to the extent that in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws;

(4) may not purchase or sell commodities or commodities contracts or oil, gas or mineral programs. This restriction shall not prohibit the Fund, subject to restrictions described in the Prospectus and elsewhere in this Statement of Additional Information, from purchasing, selling or entering into futures contracts, options on futures contracts, forward contracts, or any interest rate, securities-related or other hedging instrument, including swap agreements and other derivative instruments, subject to compliance with any applicable provisions of the federal securities or commodities laws;

(5) may not borrow money or issue any senior security, except to the extent permitted under the 1940 Act, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time; and

(6) may not make loans, except to the extent permitted under the 1940 Act, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.

The Global Water Fund would be deemed to “concentrate” in a particular industry if it invested 25% or more of its total assets in that industry. The industry concentration policy of such Fund does not preclude it from focusing investments in issuers in a group of related industrial sectors.

The investment restrictions set forth below are fundamental policies of the Real Estate Debt Fund, and may not be changed without shareholder approval by vote of a majority of the outstanding voting securities of the Fund. Under these restrictions, the Fund:

(1) may not invest more than 25% of the value of its total assets in the securities of companies primarily engaged in any one industry, except that it will concentrate more than 25% of its total assets in the real estate-related sector;

(2) may not purchase or sell real estate, although it may purchase securities secured by real estate or interests therein, or securities issued by companies in the real estate industry or that invest in real estate or interests therein;

(3) may not act as an underwriter of securities of other issuers, except to the extent that in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws;

(4) may not purchase or sell commodities. This restriction shall not prohibit the Fund, subject to the restrictions described in the Prospectus and elsewhere in this Statement of Additional Information, from purchasing, selling or entering into futures contracts, options, foreign exchange contracts, swap agreements and other financial transactions not requiring delivery of physical commodities;

(5) may borrow money to the maximum extent permitted by law, as interpreted or modified, or otherwise permitted by regulatory authority having jurisdiction from time to time;

(6) may not issue senior securities, except as permitted borrowings or as otherwise permitted under the 1940 Act; and

(7) may make loans to the maximum extent permitted by law, as interpreted or modified, or otherwise permitted by regulatory authority having jurisdiction from time to time.

With respect to the Fund’s fundamental investment policy (1) relating to industry concentration, the Fund currently considers the real estate-related sector to include issuers of real estate-related securities. The Fund considers “real estate-related securities” to include, without limitation, commercial mortgage-backed securities, residential mortgage-backed securities, debt and equity securities (including preferred shares) issued by real estate investment trusts and other debt and equity securities of issuers that are principally engaged in the ownership, construction, development, financing, management, servicing, sale and/or leasing of commercial, industrial and/or residential real estate. The specific securities that the Fund may from time to time consider to qualify as “real estate-related securities” will change as markets, technologies and investment practices develop.

The Real Estate Debt Fund would be deemed to “concentrate” in a particular industry if it invested 25% or more of its total assets in that industry. Pursuant to fundamental investment policy (1) above, the Real Estate Debt Fund expects to concentrate in the real estate-related sector. The industry concentration policy of this Fund does not preclude it from focusing investments in issuers in a group of related industrial sectors.

The investment restrictions set forth below are fundamental policies of the Emerging Markets Consumer Fund and may not be changed with respect to such Fund without shareholder approval by vote of a majority of the outstanding voting securities of that Fund. Under these restrictions, such Fund:

(1) may not concentrate its investments in a particular “industry,” as that term is used in the 1940 Act, as interpreted or modified, except as otherwise permitted by regulatory authority having jurisdiction from time to time, except that the Fund may concentrate its investments in securities of issuers in any one industry if the components of the Fund’s primary benchmark index (as stated in the Fund’s prospectus at the time) are concentrated in that industry.

(2) may not purchase or sell real estate, although it may purchase securities secured by real estate or interests therein, or securities issued by companies in the real estate industry or that invest in real estate or interests therein;

(3) may not act as an underwriter of securities of other issuers, except to the extent that in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws;

(4) may not purchase or sell commodities. This restriction shall not prohibit the Fund, subject to the restrictions described in the Prospectus and elsewhere in this Statement of Additional Information, from purchasing, selling or entering into futures contracts, options, foreign exchange contracts, swap agreements and other financial transactions not requiring delivery of physical commodities;

(5) may borrow money to the maximum extent permitted by law, as interpreted or modified, or otherwise permitted by regulatory authority having jurisdiction from time to time;

(6) may not issue senior securities, except as permitted borrowings or as otherwise permitted under the 1940 Act; and

(7) may not make loans, except that this restriction shall not prohibit the purchase of debt obligations or entering into repurchase agreements or the lending of the Fund’s portfolio securities.

The Emerging Markets Consumer Fund would be deemed to “concentrate” in a particular industry if it invested more than 25% of its total assets (taken at market value at the time of investment) in that particular industry. The industry concentration policy does not preclude the Emerging Markets Consumer Fund from investing in issuers in a group of related sectors or industries.

Currently, under the 1940 Act, a Fund generally is not permitted to engage in borrowings unless immediately after a borrowing the value of the Fund’s total assets less liabilities (other than the borrowing) is at least 300% of the principal amount of such borrowing (i.e., such principal amount may not exceed 33 1/3% of the Fund’s total assets). In addition, a Fund is not permitted to declare any cash dividend or other distribution on its shares unless, at the time of such declaration, the value of the Fund’s total assets, less liabilities other than borrowing, is at least 300% of such principal amount.

Policies Relating to Rule 35d-1 under the 1940 Act

The Funds have adopted policies pursuant to Rule 35d-1(a) under the 1940 Act. The Funds will provide to shareholders the notice required by Rule 35d-1 under the 1940 Act, as such may be interpreted or revised from time to time, with respect to any change in any policy adopted pursuant to Rule 35d-1(a). Under such policies:

1. The Best Styles Emerging Markets Equity Fund will normally invest at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities and equity-related instruments, and the Fund will normally invest at least 80% of its net assets (plus borrowings made for investment purposes) in securities of companies that are tied economically to emerging market countries.

2. The Best Styles Global Equity Fund will normally invest at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities and equity-related instruments.

3. The Best Styles International Equity Fund will normally invest at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities and equity-related instruments.

4. The Best Styles U.S. Equity Fund will normally invest at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities and equity-related instruments, and the Fund will normally invest at least 80% of its net assets (plus borrowings made for investment purposes) in securities of U.S. companies.

5. The Convertible Fund invests at least 80% of its net assets (plus borrowings made for investment purposes) in convertible securities. Convertible securities include, but are not limited to, corporate bonds, debentures, notes or preferred stocks and their hybrids that can be converted into (exchanged for) equity securities or other securities (such as warrants or options) that provide an opportunity for equity participation.

6. The Core Bond Fund will normally invest at least 80% of its net assets (plus borrowings made for investment purposes) in bonds, notes and other debt instruments, including derivatives that provide exposure to such investments.

7. The Core Plus Bond Fund will normally invest at least 80% of its net assets (plus borrowings made for investment purposes) in bonds, notes and other debt instruments, including derivatives that provide exposure to such investments.

8. The Emerging Markets Consumer Fund will normally invest at least 80% of its net assets (plus borrowings made for investment purposes) in securities and instruments that are tied economically to emerging markets countries and will normally invest at least 80% of its net assets (plus borrowings made for investment purposes) in securities of companies in the consumer and consumer-related sectors.

9. The Emerging Markets Debt Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in debt instruments issued by Emerging Market Sovereign, Emerging Market Quasi-Sovereign and Emerging Market Corporate issuers.

10. The Emerging Markets Small-Cap Fund will normally invest at least 80% of its net assets (plus borrowings made for investment purposes) in securities and instruments that are tied economically to emerging markets countries and will normally invest at least 80% of its net assets (plus borrowings made for investment purposes) in companies with market capitalizations comparable to those of companies included in the MSCI Emerging Markets Small Cap Index.

11. The Europe Equity Dividend Fund will normally invest at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities and equity-related instruments. The Fund will also normally invest at least 80% of its net assets (plus borrowings made for investment purposes) in securities of European issuers or in cash equivalents or fixed income securities denominated in euros or other European currencies.

12. The Global High Yield Fund normally invests at least 80% of its net assets (plus borrowings made for investment purposes) in high yield securities (sometimes referred to “junk” securities), which are fixed income securities rated below investment grade or unrated and determined by the Manager to be of similar quality, and in derivatives and other synthetic instruments that have economic characteristics similar to such securities.

13. The Global Water Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of companies that are represented in one or more of the S&P Global Water Index, the NASDAQ OMX US Water or Global Water Indices or the S-Network Global Water Index (Composite), or that are substantially engaged in water-related activities. See “Summary of Principal Risks—Water-Related Risk” in the Prospectus for a detailed description of water-related activities.

14. The High Yield Bond Fund invests at least 80% of its net assets (plus borrowings made for investment purposes) in high yield securities (“junk bonds”), which are fixed income securities rated below investment grade (rated Ba or below by Moody’s, or BB or below by S&P or Fitch, or if unrated, determined by the Manager to be of comparable quality).

15. The International Small-Cap Fund invests at least 80% of its net assets (plus borrowings made for investment purposes) in companies with smaller market capitalizations. The Fund currently defines companies with smaller market capitalizations as those with market capitalizations comparable to companies included in the MSCI World Small-Cap Index.

16. The Micro Cap Fund invests at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of micro-cap companies.

17. The NFJ Emerging Markets Value Fund invests at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of companies that are domiciled in or tied economically to countries with emerging securities markets—that is, countries with securities markets which are, in the opinion of the portfolio managers, less sophisticated that more developed markets in terms of participation by investors, analyst coverage, liquidity and regulation.

18. The NFJ International Small-Cap Value Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities (such as preferred stocks, convertible securities and warrants) with smaller market capitalizations.

19. The PerformanceFee Structured US Equity Fund will normally invest at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks of U.S. issuers.

20. The PerformanceFee Structured US Fixed Income Fund will normally invest at least 80% of its net assets (plus borrowings made for investment purposes) in fixed income securities of U.S. issuers.

21. The Preferred Securities and Income Fund will normally invest at least 80% of its net assets (plus borrowings made for investment purposes) in preferred securities or debt securities issued by U.S. and non-U.S. issuers.

22. The Real Estate Debt Fund normally invests at least 80% of its net assets (plus borrowings made for investment purposes) in debt securities. The Fund also normally invests at least 80% of its net assets (plus borrowings made for investment purposes) in real estate-related securities.

23. The Short Duration High Income Fund invests at least 80% of its net assets (plus borrowings made for investment purposes) in debt securities issued by public and private companies, which are rated below investment grade, while maintaining an average duration of less than three years and in derivatives and other synthetic instruments that have economic characteristics similar to such debt securities. Derivatives transactions may have the effect of either magnifying or limiting the Fund’s gains and losses.

24. The Ultra Micro Cap Fund invests at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of ultra micro-cap companies.

25. The U.S. Equity Hedged Fund invests at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks of U.S. companies.

Other Information Regarding Investment Restrictions and Policies

The Funds are also subject to other restrictions under the 1940 Act; however, the registration of the Trust under the 1940 Act does not involve any supervision by any federal or other agency of the Trust’s management or investment practices or policies, other than incident to occasional or periodic compliance examinations conducted by the SEC staff or other regulators.

Unless otherwise stated, all limitations applicable to a Fund’s investments will apply at the time of investment. A Fund will not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment. Any subsequent change in the percentage of a Fund’s total assets invested in certain securities or other instruments resulting from market fluctuations or other changes in a Fund’s total assets will not require the Fund to dispose of an investment until the Manager determines that it is practicable to sell or close out the investment without undue market or tax consequences to the Fund. The Manager will take into account market, tax and other consequences to a Fund in considering whether or not sell or close out an investment that has become inconsistent with an investment limitation after its purchase due to market fluctuations, a change in ratings assigned to the security or other factors. In the event that ratings services assign different ratings to the same security, the Manager will determine which rating it believes best reflects the security’s quality and risk at that time, which may be the higher of the several assigned ratings. Unless otherwise indicated, references to assets in the percentage limitations on a Fund’s investments refers to total assets.

As noted above, certain Funds have adopted policies pursuant to Rule 35d-1(a) under the 1940 Act. For purposes of determining compliance with its Rule 35d-1 policy, a Fund may account for a derivative position by reference to either its market value or notional value, depending on the circumstances. Consistent with the purposes of Rule 35d-1, a Fund may use a derivative contract’s notional value when notional value is the best measure of the economic exposure the derivative contract provides to investments that are consistent with the Fund’s name. In the event a Fund is the buyer or seller of a credit default swap, the Fund may use the notional value of the credit default swap (as a negative number for buying and as a positive number for selling) for purposes of measuring the Fund’s compliance with its Rule 35d-1 policy.

The Manager may use Standard Industrial Classification (SIC) Codes, North American Industry Classification System (NAICS) Codes, the FTSE/Dow Jones Industry Classification Benchmark (ICB) system or any other reasonable industry classification system (including systems developed by the Manager) for purposes of the Funds’ investment restrictions and policies relating to industry concentration.

In addition, the Manager may use definitions and standards to determine compliance with the investment policies, strategies and restrictions of the Funds it advises or sub-advises that are specific to that Manager. For example, the Manager may employ its own internally-developed definitions and standards in connection with defining Fund market capitalization criteria (e.g., determining whether a company is a “large,” “mid” or “small” capitalization company), characterizing a security as an “equity” or “fixed income” security, characterizing a security as a “growth” or “value” security, determining the composition of an “industry,” “sector” or group of related industries or sectors, determining the scope of a “geographic region” and characterizing an investment as a U.S. or non-U.S. investment (or otherwise determining the location of an investment for purposes of a Fund’s geographic restrictions). In addition, the definitions and standards used by the Manager may change over time and without notice to investors, and in certain cases the Manager may use definitions and standards for a Fund that differ from the definitions and standards it uses for other series of the Trust or for other funds and accounts that it advises.

Under the 1940 Act, a “senior security” does not include any promissory note or evidence of indebtedness when such loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the issuer at the time the loan is made. A loan is presumed to be for temporary purposes if it is repaid within sixty days and is not extended or renewed.

To the extent a Fund covers its commitment under a derivative instrument or other borrowing by the segregation of liquid assets, equal in value to the amount of the Fund’s commitment, or by entering into offsetting positions, such instrument is not considered a “senior security” for purposes of the asset coverage requirements otherwise applicable to borrowings by the Fund.

A Fund interprets its policies with respect to borrowing and lending to permit such activities as may be lawful for a Fund, to the full extent permitted by the 1940 Act or by exemption from the provisions therefrom pursuant to an exemptive order of the SEC.

The phrase “shareholder approval,” as used in the Prospectus, and the phrase a “vote of a majority of the outstanding voting securities,” as used herein, means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund, Trust or share class, as the case may be, or (2) 67% or more of the shares of the Fund, Trust or share class, as the case may be, present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

MANAGEMENT OF THE TRUST

Trustees and Officers

The business of the Trust is managed under the direction of the Trust’s Board of Trustees. Subject to the provisions of the Trust’s Amended and Restated Agreement and Declaration of Trust, its Amended and Restated By-Laws and Massachusetts law, the Trustees have all powers necessary and convenient to carry out this responsibility, including the election and removal of the Trust’s officers.

Effective December 18, 2014, the Board of Trustees of the Trust, which also serves as the board of trustees of AllianzGI Institutional Multi-Series Trust, an open-end investment company with multiple series for which the Manager serves as investment manager, and Premier Multi-Series VIT, an open-end investment company with two series for which the Manager serves as investment manager, was consolidated with the board of trustees of Allianz Funds, an open-end investment company with multiple series for which the Manager serves as investment manager. Effective December 18, 2014, Messrs. Drummond, MacLeod and Scoon became Trustees of the Trust and Mr. Scoon became Chairman of the Board. Each of Messrs. Drummond, MacLeod and Scoon is not an “interested person” (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust or of the Manager. Messrs. Drummond, MacLeod and Scoon are the trustees of Allianz Funds.

Board Leadership Structure — The Trust’s Board of Trustees consists of eleven Trustees, nine of whom are not “interested persons” (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust or of the Manager (the “Independent Trustees”), which represents over 81% of Board members that are Independent Trustees. An Independent Trustee serves as Chairman of the Board and is selected by vote of the majority of the Independent Trustees. The Chairman of the Board presides at meetings of the Board and acts as a liaison with service providers, officers, attorneys and other Trustees generally between meetings, and performs such other functions as may be requested by the Board from time to time.

The Board of Trustees meets regularly four times each year to discuss and consider matters concerning the Trust and the Funds, and also holds special meetings to address matters arising between regular meetings. The Independent Trustees regularly meet outside the presence of Trust management and are advised by independent legal counsel. Regular meetings generally take place in-person; other meetings may take place in-person or by telephone.

The Board of Trustees has established seven standing Committees to facilitate the Trustees’ oversight of the management of the Trust: the Audit Oversight Committee, the Compliance Committee, the Contracts Committee, the Governance and Nominating Committee, the Performance Committee, the Sub-TA Fee Oversight Committee and the Valuation Committee. The functions and role of each Committee are described below under “Committees of the Board of Trustees.” The membership of each Committee includes, at a minimum, all of the Independent Trustees, which the Board believes allows them to participate in the full range of the Board’s oversight duties. The Board of Trustees established the Sub-TA Fee Oversight Committee effective March 22, 2017.

The Board reviews its leadership structure periodically and has determined that this leadership structure, including an Independent Chairman, a supermajority of Independent Trustees and having Independent Trustees serve as Committee Chairs, is appropriate in light of the characteristics and circumstances of the Trust. In reaching this conclusion, the Board considered, among other things, the predominant role of the Manager in the day-to-day management of Fund affairs, the extent to which the work of the Board is conducted through the Committees, the number of portfolios that comprise the Trust and the Fund Complex (as such term is defined in the instructions to Form N-1A), the variety of asset classes those series include, the net assets of each Fund, the Trust and the Fund Complex and the management, distribution and other service arrangements of each Fund, the Trust and the Fund Complex. The Board also believes that its structure, including the presence of two Trustees who are executives with one or more Manager-affiliated entities, facilitates an efficient flow of information concerning the management of the Trust to the Independent Trustees.

Risk Oversight — Each of the Funds has retained the Manager to provide investment advisory services and administrative services. The Manager is immediately responsible for the management of risks that may arise from Fund investments and operations. Some employees of the Manager and its affiliates serve as the Trust’s officers, including the Trust’s principal executive officer and principal financial and accounting officer, chief compliance officer and chief legal officer. The Manager employs different processes, procedures and controls to identify and manage different types of risks that may affect the Funds. The Board oversees the performance of these functions by the Manager, both directly and through the Committee structure it has established. The Board receives from the Manager a wide range of reports and presentations, both on a regular and as-needed basis, relating to the Funds’ activities and to the actual and potential risks of the Funds and the Trust as a whole. These include, among others, reports and presentations on investment risks, custody and valuation of the Funds’ assets, compliance with applicable laws, the Funds’ financial accounting and reporting and the Board’s oversight of risk management functions. The Board also regularly receives, from the Funds’ principal underwriter and the CCO (as defined below), reports regarding the distribution, sale and marketing of the Funds’ shares, as well as related risks. In addition, the Board meets periodically with the individual portfolio managers of the Funds or their delegates to receive reports regarding the portfolio management of the Funds and their performance, including their investment risks. In the course of these meetings and discussions with the Manager, the Board has emphasized the importance of maintaining vigorous risk-management programs and procedures.

In addition, the Board has appointed a Chief Compliance Officer (“CCO”) of the Trust. The CCO oversees the development of compliance policies and procedures that are reasonably designed to minimize the risk of violations of the federal securities laws (“Compliance Policies”). The CCO reports directly to the Independent Trustees, interacts with individuals within AllianzGI U.S.’s organization including its Head of Risk Management, and provides presentations to the Board at its quarterly meetings and an annual report on the application of the Compliance Policies. The Board periodically discusses relevant risks affecting the Trust with the CCO at these meetings. The Board has approved the Compliance Policies and reviews the CCO’s reports. Further, the Board annually reviews the sufficiency of the Compliance Policies, as well as the appointment and compensation of the CCO.

The Board recognizes that the reports it receives concerning risk management matters are, by their nature, typically summaries of the relevant information. Moreover, the Board recognizes that not all risks that may affect the Funds can be identified in advance; that it may not be practical or cost-effective to eliminate or mitigate certain risks; that it may be necessary to bear certain risks (such as investment-related risks) in seeking to achieve the Funds’ investment objectives; and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. As a result of the foregoing and for other reasons, the Board’s risk management oversight is subject to substantial limitations.

The Trustees and executive officers of the Trust, their years of birth, the position they hold with the Trust, their term of office and length of time served, a description of their principal occupations during the past five years, the number of portfolios in the Fund Complex that the Trustees oversee and other directorships held by the Trustees of the Trust are listed in the following tables. Except as shown, each Trustee’s and officer’s principal occupation and business experience for the last five years have been with the employer(s) indicated, although in some cases the Trustee may have held different positions with such employer(s). Unless otherwise indicated, the business address of the persons listed below is 1633 Broadway, New York, NY 10019.

Independent Trustees(1)

Based on a review of the experience, qualifications, attributes and skills of each Trustee, including those enumerated in the table below, the Board has determined that each of the Trustees is qualified to serve as a Trustee of the Trust. Each Independent Trustee has served as a Trustee of the Trust for a number of years and/or has served as a Trustee of one or more investment companies affiliated with the Trust for a number of years. These qualifications, as well as other qualifications preceding the five-year reporting period in the table below, support the conclusion that each individual should serve as a Trustee in light of the Trust’s business and structure.

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
Independent Trustees
Deborah A. DeCotis 1952	Trustee	Since March 2011	Advisory Director, Morgan Stanley & Co., Inc. (since 1996); Member, Circle Financial Group (since 2009); and Member, Council on Foreign Relations (since 2013); Trustee, Smith College (since 2017); and Director, Watford Re (since 2017). Formerly, Co-Chair Special Projects Committee, Memorial Sloan Kettering (2005-2015); Trustee, Stanford University (2010-2015); and Principal, LaLoop LLC, a retail accessories company (1999-2014).	90	None.

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
F. Ford Drummond 1962	Trustee	Since December 2014	Owner/Operator, Drummond Ranch; and Chairman, Oklahoma Water Resources Board. Formerly, Director, The Cleveland Bank; and General Counsel, BMI-Health Plans (benefits administration).	64	Director, BancFirst Corporation.

Bradford K. Gallagher 1944	Trustee	Since September 2010	Retired. Founder, Spyglass Investments LLC, a private investment vehicle (since 2001). Formerly, Chairman and Trustee, The Common Fund (2005-2014); and Partner, New Technology Ventures Capital Management LLC, a venture capital fund (2011-2013).	90	Formerly, Chairman and Trustee, Grail Advisors ETF Trust (2009- 2010); and Trustee, Nicholas- Applegate Institutional Funds (2007- 2010).

James A. Jacobson 1945	Trustee	Since December 2009	Retired. Trustee (since 2002) and Chairman of Investment Committee (since 2007), Ronald McDonald House of New York; and Trustee, New Jersey City University (since 2014).	90	Formerly, Trustee, Alpine Mutual Funds Complex (consisting of 18 funds) (2009-2016).

Hans W. Kertess 1939	Trustee, Vice Chairman of the Board	Since March 2008	President, H. Kertess & Co., a financial advisory company; and Senior Adviser (formerly Managing Director), Royal Bank of Canada Capital Markets (since 2004).	90	Director, Street Contxt.

James S. MacLeod 1947	Trustee	Since December 2014	Executive Chairman of the Board, CoastalSouth Bancshares, Inc.; Chairman, CoastalStates Bank; Vice Chairman of the Board and Member of Executive Committee, University of Tampa; Trustee, MUSC Foundation and Director, Mortgage Bankers Association of America. Formerly, Executive Vice President, Mortgage Guaranty Insurance Corporation; and Chief Executive Officer, Homeowners Mortgage.	64	Non-Executive Chairman & Director, Sykes Enterprises, Inc.

William B. Ogden, IV 1945	Trustee	Since March 2008	Retired. Formerly, Asset Management Industry Consultant; and Managing Director, Investment Banking Division of Citigroup Global Markets Inc.	90	None.

Alan Rappaport 1953	Trustee	Since June 2010	Advisory Director (formerly Vice Chairman), Roundtable Investment Partners (since 2009); Adjunct Professor, New York University Stern School of Business (since 2011); Lecturer, Stanford University Graduate School of Business (since 2013); and Director, Victory Capital Holdings, Inc., an asset management firm (since 2013). Formerly, Trustee, American Museum of Natural History (2005-2015); and Trustee and Member of Board of Overseers, NYU Langone Medical Center (2007-2015).	90	None.

Davey S. Scoon 1946	Trustee, Chairman of the Board	Since December 2014	Adjunct Professor, University of Wisconsin-Madison (since 2011).	64	Director,
Albireo Pharma,
Inc. (since
2016),

Director,

AMAG

Pharmaceuticals,

Inc. (since

2006); Director,

Orthofix

International

N.V. (since

2011); and

Director, Biodel

Inc. (since

2013). Formerly,
Chairman, Tufts
Health Plan
(1997-2014).

Interested Trustees(1)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Erick R. Holt(2) 1952	Trustee	Since December 2017	Board Member, Global Chief Risk Officer, General Counsel and Chief Compliance Officer (2006-2017) of Allianz Asset Management GmbH.	64	None.

A. Douglas Eu(2) 1961	Trustee	Since April 2016	Chief Executive Officer, Managing Director and Chairman of the Executive Committee of Allianz Global Investors U.S. Holdings LLC (since 2016); and Member of the Global Executive Committee of Allianz Global Investors GmbH (since 2006). Formerly, Chief Executive Officer of Allianz Global Investors Asia Pacific GmbH (2006-2015).	64	Formerly, Director, Securities and Futures Commission Advisory Committee Hong Kong (2007- 2013).

*	Unless otherwise indicated, the business address of the persons listed above is c/o Allianz Global Investors U.S. LLC, 1633 Broadway, New York, New York 10019.
(1)	“Independent Trustees” are those Trustees who are not “interested persons” (as defined in Section 2(a)(19) of the 1940 Act), and “Interested Trustees” are those Trustees who are “interested persons” of the Funds.
(2)	Each of Messrs. Holt and Eu is an “interested person” of the Trust, as defined in Section 2(a)(19) of the 1940 Act, due to his affiliation with the Manager and its affiliates.

Executive Officers

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Scott Whisten 1633 Broadway, 43rd Floor New York, NY 10019 1971	Treasurer, Principal Financial and Accounting Officer	04/2018 to present	Director of Allianz Global Investors U.S. LLC; and Treasurer, Principal Financial and Accounting Officer of 64 funds in the Fund Complex. Formerly, Assistant Treasurer of numerous funds in the Fund Complex (2007-2018).

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Thomas J. Fuccillo 1633 Broadway, 43rd Floor New York, NY 10019 1968	President and Chief Executive Officer	3/2008 to present	Managing Director, Chief Regulatory Counsel and Head of Retail and Funds Legal Allianz Global Investors U.S. Holdings LLC; Managing Director, Chief Legal Officer and Secretary of Allianz Global Investors Distributors LLC; Secretary and Chief Legal Officer of The Korea Fund, Inc.; and President and Chief Executive Officer of 64 funds in the Fund Complex. Formerly, Vice President, Secretary and Chief Legal Officer of numerous funds in the Fund Complex (2004-2016).

Thomas L. Harter, CFA 600 West Broadway San Diego, CA 92101 1975	Chief Compliance Officer	6/2013 to present	Director of Allianz Global Investors U.S. Holdings LLC; Director, Deputy Chief Compliance Officer of Allianz Global Investors U.S. LLC; and Chief Compliance Officer of 64 funds in the Fund Complex and of The Korea Fund, Inc.

Angela Borreggine 1633 Broadway, 43rd Floor New York, NY 10019 1964	Secretary and Chief Legal Officer	4/2016 to present	Director and Senior Counsel of Allianz Global Investors U.S. Holdings LLC; and Chief Legal Officer and Secretary of 64 funds in the Fund Complex. Formerly Assistant Secretary of numerous funds in the Fund Complex (2015-2016).

Richard J. Cochran 1633 Broadway, 43rd Floor New York, NY 10019 1961	Assistant Treasurer	5/2008 to present	Vice President of Allianz Global Investors Allianz Global Investors U.S. LLC; and Assistant Treasurer of 64 funds in the Fund Complex and of The Korea Fund, Inc.

Orhan Dzemaili 1633 Broadway, 43rd Floor New York, NY 10019 1974	Assistant Treasurer	1/2011 to present	Director of Allianz Global Investors U.S. LLC; Treasurer, Principal Financial and Accounting Officer of The Korea Fund, Inc.; and Assistant Treasurer of 64 funds in the Fund Complex. Formerly, Assistant Treasurer of The Korea Fund, Inc. (2016-2018)

Debra Rubano 1633 Broadway, 43rd Floor New York, NY 10019 1975	Assistant Secretary	12/2015 to present	Director and Senior Counsel of Allianz Global Investors U.S. Holdings LLC; and Assistant Secretary of 64 funds in the Fund Complex.

Craig Ruckman 1633 Broadway, 43rd Floor New York, NY 10019 1977	Assistant Secretary	12/2017 to present	Director and Senior Counsel of Allianz Global Investors U.S. Holdings LLC; and Assistant Secretary of 64 funds in the Fund Complex. Formerly, Associate of K&L Gates LLP (2012-2016).

Paul Koo(1) 555 Mission Street, Suite 1700 San Francisco, CA 94105 1964	Assistant Secretary	6/2013 to present	Director, Deputy Head of US Compliance, Chief Compliance Officer of Allianz Global Investors U.S. LLC; Chief Compliance Officer of Allianz Global Investors Distributors LLC; and Assistant Secretary of 57 funds in the Fund Complex. Formerly, Chief Compliance Officer of NFJ Investment Group LLC; and formerly, Associate Chief Compliance Officer, Dodge & Cox (2010-2011).

Thomas W. Oliver(2) 1633 Broadway New York, NY 10019 1971	Assistant Secretary	12/2012 to present	Portfolio Manager and Managing Director of Allianz Global Investors U.S. LLC (formerly, NFJ Investment Group LLC). Assistant Secretary of 40 funds in the Fund Complex.

Each of the Trust’s executive officers is an “interested person” of the Trust (as defined in Section 2(a)(19) of the 1940 Act) as a result of his or her position(s) set forth in the table above.

(1)	Paul Koo is Assistant Secretary of the Trust with a limited authority to open, maintain and close certain custodial and trading accounts for all series of the Trust.
(2)	Thomas W. Oliver is an Assistant Secretary of the Trust with a limited authority to open, maintain and close certain custodial and trading accounts for AllianzGI NFJ Emerging Markets Value Fund.

Trustee Qualifications — The Board has determined that each Trustee should serve as such based on several factors (none of which alone is decisive). As mentioned above, each Independent Trustee has served as a Trustee of the Trust for a number of years and/or has served as a Trustee of one or more investment companies affiliated with the Trust for a number of years. Each Trustee is knowledgeable about the Trust’s business and service provider arrangements, which are for the most part common among the Trust, Allianz Funds, AllianzGI Institutional Multi-Series Trust and Premier Multi-Series VIT. Among the factors the Board considered when concluding that an individual should serve on the Board were the following: (i) the individual’s business and professional experience and accomplishments; (ii) the individual’s ability to work effectively with other members of the Board; (iii) the individual’s prior experience, if any, serving on the boards of public companies (including, where relevant, other investment companies) and other complex enterprises and organizations; and (iv) how the individual’s skills, experiences and attributes would contribute to an appropriate mix of relevant skills and experience on the Board.

In respect of each current Trustee, the individual’s substantial professional accomplishments and prior experience, including, in some cases, in fields related to the operations of the Funds, were a significant factor in the determination that the individual should serve as a Trustee of the Trust. Following is a summary of various qualifications, experiences and skills of each Trustee (in addition to business experience during the past five years set forth in the table above) that contributed to the Board’s conclusion that an individual should serve on the Board. References to qualifications, experiences and skills are not intended to hold out the Board or individual Trustees as having any special expertise or experience, and shall not impose any greater responsibility or liability on any such person or on the Board by reason thereof.

Deborah A. DeCotis — Ms. DeCotis has substantial senior executive experience in the investment banking industry, having served as a Managing Director for Morgan Stanley. She has extensive board experience and/or experience in oversight of investment management functions through her experience as a Director of the Helena Rubenstein Foundation, Stanford Graduate School of Business and Armor Holdings.

A. Douglas Eu — Mr. Eu has substantial senior executive experience in the asset management industry as Chief Executive Officer of Allianz Global Investors’ business in North America and formerly, Chief Executive Office for Allianz Global Investors’ business in the Asia-Pacific region. Mr. Eu has also served in a variety of other senior-level positions in the asset management industry. Because of his familiarity with the Fund Complex, the Manager and affiliated entities, Mr. Eu serves as an important information resource for the Independent Trustees.

F. Ford Drummond — Mr. Drummond has substantial legal background and experience in the oversight and management of regulated companies through his work as General Counsel of BMI Health Plans, a benefits administrator. He has substantial board experience in the banking sector as a director of the BancFirst Corporation, Oklahoma’s largest state chartered bank, and as a former director of The Cleveland Bank. Mr. Drummond also serves as a member and is a past chairman of the Oklahoma Water Resources Board, which provides tax exempt financing for water infrastructure projects in the state.

Bradford K. Gallagher — Mr. Gallagher has substantial executive and board experience in the financial services and investment management industries. He has served as director to several other investment companies. Having served on the Operating Committee of Fidelity Investments and as a Managing Director and President of Fidelity Investments Institutional Services Company, he provides the Trust with significant asset management industry expertise. He also brings significant securities industry experience, having served as a developer and founder of several enterprises and private investment vehicles.

Erick R. Holt — Mr. Holt has substantial executive-level experience in the asset management industry, including extensive experience as General Counsel, Global Chief Risk Officer and Chief Compliance Officer of the holding company for the Manager and other affiliates. Because of his familiarity with the Fund Complex, the Manager and affiliated entities, he serves as an important information resource for the Independent Trustees.

James A. Jacobson — Mr. Jacobson has substantial executive and board experience in the financial services industry. He served for more than 15 years as a senior executive at an NYSE specialist firm. He has also served on the NYSE Board of Directors, including terms as Vice Chair. As such, he provides significant expertise on matters relating to portfolio brokerage and trade execution. He also provides significant financial expertise and serves as the Audit Oversight Committee’s Chair and has been determined by the Board to be an “audit committee financial expert.” He has expertise in investment company matters through his service as a trustee of another fund family.

Hans W. Kertess — Mr. Kertess has substantial executive experience in the investment management industry. He is the president of a financial advisory company, H. Kertess & Co., and formerly served as a Managing Director of Royal Bank of Canada Capital Markets. Mr. Kertess also serves on the board of Street Contxt. He has significant expertise in the investment banking industry.

James S. MacLeod — Mr. MacLeod has substantial business and finance experience, including in the banking sector. He has experience as an officer and a board member of public and private companies. He is the Executive Chairman of the Board of Coastal Bancshares and Chairman of CoastalStates Bank and Homeowners Mortgage. He is also on the board of Sykes Enterprises, Inc. He also has experience in the non-profit sector overseeing the endowment of the University of Tampa while serving as Vice Chairman of the Board and as a member of the Executive Committee.

William B. Ogden, IV — Mr. Ogden has substantial senior executive experience in the investment banking industry. He served as Managing Director at Citigroup, where he established and led the firm’s efforts to raise capital for and provide mergers and acquisition advisory services to asset managers and investment advisers. He also has significant expertise with fund products through his senior-level responsibility for originating and underwriting a broad variety of such products.

Alan Rappaport — Mr. Rappaport has substantial senior executive experience in the financial services industry. He formerly served as Chairman and President of the private banking division of Bank of America and as Vice Chairman of U.S. Trust. He is currently Advisory Director of an investment banking firm.

Davey S. Scoon — Mr. Scoon has many years of senior executive experience in the financial services industry, including 14 years as Chief Operating Officer of Colonial Mutual Funds. He has a background and experience in accounting and finance as well as experience as an officer of public companies. He served as Chief Administrative and Financial Officer for Tom’s of Maine and SunLife Financial – U.S. He serves on several public company boards. He is a director of several biomedical companies, including serving as board chair of a health plan with a $1 billion investment portfolio. He also provides significant financial expertise and has been determined by the Board to be an “audit committee financial expert.”

Committees of the Board of Trustees

Audit Oversight Committee. The Trust’s Board has established an Audit Oversight Committee in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”). The Trust’s Audit Oversight Committee is currently composed of Messrs. Drummond, Gallagher, Jacobson, Kertess, MacLeod, Ogden, Rappaport and Scoon, and Ms. DeCotis, each of whom is an Independent Trustee. Mr. Jacobson is the current Chair of the Trust’s Audit Oversight Committee.

The Trust’s Audit Oversight Committee provides oversight with respect to the internal and external accounting and auditing procedures of each Fund and, among other things, determines the selection of the independent registered public accounting firm for the Funds and considers the scope of the audit, approves all audit and permitted non-audit services proposed to be performed by the independent registered public accounting firm on behalf of the Funds, and approves non-audit services to be performed by the independent registered public accounting firm for certain affiliates, including the Manager and entities in a control relationship with the Manager, that provide services to the Funds where the engagement relates directly to the operations and financial reporting of the Funds. The Audit Oversight Committee considers the possible effect of those services on the independence of the Funds’ independent registered public accounting firm. The Audit Oversight Committee convened 4 times during the fiscal year ended September 30, 2017.

Compliance Committee. The Trust’s Compliance Committee is currently composed of Messrs. Drummond, Eu, Gallagher, Holt, Jacobson, Kertess, MacLeod, Ogden, Rappaport and Scoon and Ms. DeCotis. Mr. Drummond is the current Chair of the Trust’s Compliance Committee. The Compliance Committee’s responsibilities include providing oversight with respect to regulatory and fiduciary compliance matters involving the Trust, reviewing and making recommendations regarding compliance policies and procedures, receiving reports from the CCO as to the results of internal audit functions, advising the Board on matters relating to the CCO and serving as principal liaison between the Board and compliance officers. The Compliance Committee was constituted on December 15, 2016, and met 3 times during the fiscal year ended September 30, 2017. Prior to December 15, 2016, the Committee’s responsibilities were carried out by the Trust’s Board of Trustees.

Contracts Committee. The Trust’s Contracts Committee is currently composed of Messrs. Drummond, Gallagher, Jacobson, Kertess, MacLeod, Ogden, Rappaport and Scoon, and Ms. DeCotis, each of whom is an Independent Trustee. Ms. DeCotis is the current Chair of the Trust’s Contracts Committee. The Contracts Committee’s responsibilities include reviewing and considering the periodic renewal of the Funds’ investment advisory and administration and distribution agreements and plans. The Contracts Committee convened 4 times during the fiscal year ended September 30, 2017.

Governance and Nominating Committee. The Trust’s Governance and Nominating Committee is currently composed of Messrs. Drummond, Gallagher, Jacobson, Kertess, MacLeod, Ogden, Rappaport and Scoon, and Ms. DeCotis, each of whom is an Independent Trustee. Mr. MacLeod is the Chair of the Trust’s Governance and Nominating Committee. The Governance and Nominating Committee’s responsibilities include the oversight of matters relating to the functions and duties of the Board of Trustees (including Board education) and the screening and nomination of candidates for election to the Board of Trustees as independent trustees of the Trust. It is the policy of the Governance and Nominating Committee to consider trustee nominees recommended by shareholders. The procedures by which shareholders can submit nominee recommendations to the Governance and Nominating Committee are summarized below and set forth as Appendix D to this Statement of Additional Information. The Governance and Nominating Committee succeeds the previously existing Compensation Committee of the Trust and will periodically review and recommend for approval by the Board the structure and level of compensation and any related benefits to be paid or provided by the Trust to the Independent Trustees for their services on the Board and any committees of the Board. The Governance and Nominating Committee convened 2 times during the fiscal year ended September 30, 2017.

Qualifications, Evaluation and Identification of Trustee Nominees. The Governance and Nominating Committee requires that Trustee candidates have a college degree or equivalent business experience, but has not otherwise established specific, minimum qualifications that must be met by an individual to be considered by the Governance and Nominating Committee for nomination as a Trustee. The Governance and Nominating Committee may take into account a wide variety of factors in considering Trustee candidates, including, but not limited to: (i) availability and commitment of a candidate to attend meetings and perform his or her responsibilities on the Board; (ii) relevant industry and related experience; (iii) educational background; (iv) ability, judgment and expertise; and (v) overall diversity of the Board’s composition. The Governance and Nominating Committee may consider candidates for Trustee recommended by the Trust’s current Trustees, the Trust’s officers, the Manager, shareholders of any Fund and any other source the Governance and Nominating Committee deems appropriate. The Governance and Nominating Committee may, but is not required to, retain a third-party search firm at the Trust’s expense to identify potential candidates.

Consideration of Candidates Recommended by Shareholders. The Governance and Nominating Committee will review and consider nominees recommended by shareholders to serve as Trustee, provided that the recommending shareholder follows the Procedures for Shareholders to Submit Nominee Candidates, which are set forth as Appendix A to the Trust’s Governance and Nominating Committee Charter and attached as Appendix D to this Statement of Additional Information. Among other requirements, these procedures provide that the recommending shareholder must submit any recommendation in writing to the Trust, to the attention of the Trust’s Secretary, at the address of the principal executive offices of the Trust. Any recommendation must include certain biographical and other information regarding the candidate and the recommending shareholder, and must include a written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected. The foregoing description of the requirements is only a summary. Please refer to the Governance and Nominating Committee Charter, available at http://us.allianzgi.com/documents/Nominating-Committee-Charter and the Procedures for Shareholders to Submit Nominee Candidates, attached as Appendix D to this Statement of Additional Information.

The Governance and Nominating Committee has full discretion to reject nominees recommended by shareholders, and there is no assurance that any such person properly recommended and considered by the Committee will be nominated for election to the Board of Trustees.

Performance Committee. The Trust’s Performance Committee is currently composed of Messrs. Drummond, Eu, Gallagher, Holt, Jacobson, Kertess, MacLeod, Ogden, Rappaport and Scoon and Ms. DeCotis. Mr. Rappaport is the current Chair of the Trust’s Performance Committee. The Performance Committee’s responsibilities include reviewing the performance of the Funds and any changes in investment philosophy, approach and personnel of the Funds’ Manager. The Performance Committee convened 4 times during the fiscal year ended September 30, 2017.

Sub-TA Fee Oversight Committee. The Trust’s Sub-TA Fee Oversight Committee is currently composed of Messrs. Drummond, Gallagher and Scoon. Mr. Gallagher is the current Chair of the Trust’s Sub-TA Fee Oversight Committee. The Sub-TA Fee Oversight’s responsibilities include assisting the Trust’s Board of Trustees in the oversight of compensation paid to financial intermediaries for sub-transfer agency and sub-accounting services. The Sub-TA Fee Oversight Committee was constituted on March 22, 2017, and did not convene during the fiscal year ended September 30, 2017.

Valuation Committee. The Trust’s Valuation Committee is currently composed of Messrs. Drummond, Eu, Gallagher, Holt Jacobson, Kertess, MacLeod, Ogden, Rappaport and Scoon and Ms. DeCotis. Mr. Ogden is the current Chair of the Trust’s Valuation Committee. The Valuation Committee has been delegated responsibility by the Trust’s Board of Trustees for overseeing determinations of the fair value of the Funds’ portfolio securities on behalf of the Board in accordance with the Funds’ valuation procedures. The Valuation Committee reviews and approves procedures for the fair valuation of the Funds’ portfolio securities and periodically reviews information from the Manager regarding fair value and liquidity determinations made pursuant to Board-approved procedures, and makes related recommendations to the full Board and assists the full Board in resolving particular fair valuation and other valuation matters. The Valuation Committee convened 4 times separately during the fiscal year ended September 30, 2017.

Securities Ownership

For each Trustee, the following table discloses the dollar range of equity securities beneficially owned by the Trustee in the Trust, and, on an aggregate basis, in any registered investment companies overseen by the Trustee within the Trust’s family of investment companies. The dollar ranges used in the table are (i) None; (ii) $1-$10,000; (iii) $10,001-$50,000; (iv) $50,001-$100,000; and (v) Over $100,000. The following table includes securities in which the Trustees hold an economic interest through their deferred compensation plan. See “Trustees’ Compensation” below.

Securities Ownership as of December 31, 2017

Name of Trustee	Dollar Range of Equity Securities in Each Fund or Series Overseen by the Trustee	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Independent Trustees(1)
Deborah A. DeCotis		Over $100,000
Best Styles Global Equity Fund	Over $100,000
F. Ford Drummond		Over $100,000
Global Allocation Fund	Over $100,000
Bradford K. Gallagher		Over $100,000
Global Water Fund	$50,001 - $100,000
Multi Asset Income Fund	$50,001 - $100,000
James A. Jacobson		Over $100,000
Short Duration High Income Fund	Over $100,000
Hans W. Kertess		Over $100,000
Global Allocation Fund	Over $100,000
James S. MacLeod		Over $100,000
Best Styles Emerging Markets Equity Fund	$10,001 - $50,000
Best Styles U.S. Equity Fund	$10,001 - $50,000
Global Water Fund	$10,001 - $50,000
William B. Ogden, IV		Over $100,000
Short Duration High Income Fund	Over $100,000
Alan Rappaport		Over $100,000
Micro Cap Fund	$50,001 - $100,000
Best Styles Global Equity Fund	$50,001 - $100,000
Davey S. Scoon		Over $100,000
Best Styles Global Equity Fund	Over $100,000
Short Duration High Income Fund	Over $100,000
NFJ Emerging Markets Value Fund	Over $100,000
Structured Return Fund	Over $100,000
Interested Trustees(1)
A. Douglas Eu	None	$10,001 - $50,000
Erick R. Holt	None	None

(1)	“Independent Trustees” are those Trustees who are not “Interested Persons” (as defined in Section 2(a)(19) of the 1940 Act), and “Interested Trustees” are those Trustees who are “Interested Persons” of the Funds. Messrs. Holt and Eu are “Interested Persons” of the Funds due to their affiliation with the Manager and its affiliates.

To the Trust’s knowledge, the following table provides information regarding each class of securities owned beneficially in an investment adviser or principal underwriter of the Trust, or a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Trust, as of December 31, 2017 by Independent Trustees and their immediate family members:

Name of Trustee	Name of Owners and Relationships to Trustee	Company	Title of Class	Value of Securities	Percent of Class
Deborah A. DeCotis	N/A	N/A	N/A	N/A	N/A
F. Ford Drummond	N/A	N/A	N/A	N/A	N/A
Bradford K. Gallagher	N/A	N/A	N/A	N/A	N/A
James A. Jacobson	N/A	N/A	N/A	N/A	N/A
Hans W. Kertess	N/A	N/A	N/A	N/A	N/A
James S. MacLeod	N/A	N/A	N/A	N/A	N/A
William B. Ogden, IV(1)	N/A	N/A	N/A	N/A	N/A
Alan Rappaport	N/A	N/A	N/A	N/A	N/A
Davey S. Scoon	N/A	N/A	N/A	N/A	N/A

(1)	Mr. Ogden owns a less than 1% limited liability company interest in PIMCO Global Credit Opportunity Onshore Fund LLC, a private investment vehicle sponsored by an affiliate of the Manager.

Trustees’ Compensation

Each of the Independent Trustees also serves as a trustee of Allianz Funds, AllianzGI Institutional Multi-Series Trust, and Premier Multi-Series VIT (collectively with the Trust, the “Allianz-Sponsored OEFs”). Each of the Independent Trustees also serves as a trustee of AllianzGI Convertible & Income Fund, AllianzGI Convertible & Income Fund II, AllianzGI Equity & Convertible Income Fund, AllianzGI NFJ Dividend, Interest & Premium Strategy Fund, AllianzGI Diversified Income & Convertible Fund and AllianzGI Convertible & Income 2024 Target Term Fund, each a closed-end fund for which the Manager serves as investment manager (together, the “Allianz Closed-End Funds” and, together with the Allianz-Sponsored OEFs, the “Allianz-Sponsored Funds”). In addition, each of Messrs. Gallagher, Jacobson, Kertess, Ogden and Rappaport and Ms. DeCotis serves as a trustee or director of a number of closed-end and open-end funds for which Allianz Global Fund Management previously served as investment manager and its affiliate, Pacific Investment Management Company LLC (“PIMCO”), served as sub-adviser (together, the “PIMCO-Sponsored Funds”). The PIMCO-Sponsored Funds were transitioned to the PIMCO Funds platform effective September 5, 2014, such that Allianz Global Fund Management no longer served as the investment manager to those funds. Subsequently, the Independent Trustees receive separate compensation from the Allianz-Sponsored Funds in addition to amounts received for service on the Boards of the PIMCO-Sponsored Funds.

Each of the Allianz-Sponsored Funds is expected to hold joint meetings of their Boards of Trustees whenever possible. Each Trustee, other than any Trustee who is a director, officer, partner or employee of the Manager or any entity controlling, controlled by or under common control with the Manager, receives annual compensation of $235,000, payable quarterly. The Independent Chairman of the Boards receives an additional $75,000 per year, payable quarterly. The Audit Oversight Committee Chair receives an additional $25,000 annually, payable quarterly. The Performance Committee Chair receives an additional $10,000 annually, payable quarterly. The Contracts Committee Chair receives an additional $10,000 annually, payable quarterly. The Valuation Committee Chair receives an additional $5,000 annually, payable quarterly. The Compliance Committee Chair receives an additional $5,000 annually, payable quarterly. Trustees will also be reimbursed for meeting-related expenses.

Each Trustee’s compensation and other costs in connection with joint meetings will be allocated among the Allianz-Sponsored Funds on the basis of fixed percentages as between each such group of funds. Trustee compensation and other costs will then be further allocated pro rata among the individual funds within each grouping (such as among the Funds) based on the complexity of issues relating to each such fund and relative time spent by the Trustees in addressing them, and on each such fund’s relative net assets.

Trustees do not currently receive any pension or retirement benefits from the Trust or the Fund Complex (see below). The Trust has adopted a deferred compensation plan for the Trustees that permits the Trustees to defer their receipt of compensation from the Trust, at their election, in accordance with the terms of the plan. Under the plan, each Trustee may elect not to receive fees from the Trust on a current basis but to receive in a subsequent period chosen by the Trustee an amount equal to the value of such compensation if they had been invested in a Fund or Funds selected by the Trustees on the normal payment dates for such compensation. As a result of this arrangement, the Trust, upon making the deferred payments, will be in substantially the same financial position as if the deferred compensation had been paid on the normal payment dates and immediately reinvested in shares of the Fund(s) selected by the Trustees.

The following table sets forth information regarding compensation for the most recent fiscal year (except as noted) received by those Trustees of the Trust who are not “interested persons” (as defined in the 1940 Act) of the Trust. (Trustees who are interested persons of the Trust and Officers of the Trust receive no compensation from the Trust). Prior to January 1, 2017, the compensation arrangements for those Trustees of the Trust who are not “interested persons” (as defined in the 1940 Act) differed from the compensation arrangements that are currently in effect, as described above.

Name of Person	Aggregate Compensation from Trust(1)	Pension or Retirement Benefits Accrued as Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Trust and Fund Complex Paid to Trustees for Calendar Year- Ended December 31, 2017(1)(2)
Bradford K. Gallagher	$66,693	N/A	N/A	$460,000
James A. Jacobson	$73,788	N/A	N/A	$535,000
Hans W. Kertess	$66,693	N/A	N/A	$535,000
William B. Ogden IV	$68,112	N/A	N/A	$465,000
Alan Rappaport	$69,531	N/A	N/A	$470,000
Deborah A. DeCotis	$69,531	N/A	N/A	$470,000
F. Ford Drummond	$68,112	N/A	N/A	$240,000
James S. MacLeod	$66,693	N/A	N/A	$235,000
Davey S. Scoon	$87,979	N/A	N/A	$310,000

(1)	All compensation figures in this table include payments deferred by Trustees for the relevant period. As of December 31, 2017, the total amount of deferred compensation accrued and outstanding across the Fund Complex (relating to deferrals during the calendar year ended December 31, 2017 and any prior years) was as follows: Drummond $2,565,556, MacLeod $102,474, Rappaport $867,584 and Scoon $1,271,463.
(2)	In addition to the Allianz-Sponsored Funds, which are managed by AllianzGI U.S., during each Fund’s most recently completed fiscal year, each of Ms. DeCotis and Messrs. Kertess, Gallagher, Jacobson, Ogden and Rappaport served as trustees of the PIMCO-Sponsored Funds, which are managed by PIMCO. The Allianz-Sponsored Funds and the PIMCO-Sponsored Funds are considered to be in the same Fund Complex as the Funds. Ms. DeCotis and Messrs. Kertess, Gallagher, Jacobson, Ogden and Rappaport currently serve as trustee or director of 90 funds in the Fund Complex, including the PIMCO-Sponsored Funds. For the calendar year ended December 31, 2017, amounts received by these Trustees from Allianz-Sponsored Funds were: for Mr. Jacobson, $260,000; for Ms. DeCotis, $245,000; and for Messrs. Kertess, Gallagher, Ogden and Rappaport, $235,000, $235,000, $240,000 and $245,000, respectively. These amounts are included in the Fund Complex totals in the table above. Each of Messrs. Drummond, MacLeod and Scoon serves as trustee or director of other Allianz-Sponsored Funds considered to be in the same Fund Complex as each Fund. Messrs. Drummond, MacLeod and Scoon currently serve as trustee or director of 63 such investment companies.

As disclosed in the section titled “Additional Information About Purchases, Exchanges and Redemptions of Class A, Class C, Class R, Class T, Class R6, Class P, Institutional Class and Administrative Class Shares,” each Fund may sell its Class A shares at net asset value without a sales charge to certain categories of investors, including current or retired officers, trustees, directors or employees of either the Trust, AllianzGI U.S., PIMCO or the Distributor, and certain other affiliates of AllianzGI U.S., PIMCO or the Distributor, a parent, brother or sister of any such officer, trustee, director or employee or a spouse or child of any of the foregoing persons, or any trust, profit-sharing or pension plan for the benefit of any such person. The Trust believes that this arrangement encourages affiliated persons of the Funds to invest in the Funds, which further aligns the interests of the Funds and those persons affiliated with them.

Proxy Voting Policies

The policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities have been included as Appendix C. Summary descriptions of the proxy voting policies and procedures of AllianzGI U.S. are also included in Appendix C. Information regarding how the Trust voted proxies relating to securities held by the Funds during the most recent twelve-month period ended June 30 is available, without charge, upon request by calling 1-800-988-8380 (for Class A, Class C, Class R and Class T) or 1-800-498-5413 (Class P, Institutional Class, Class R6 and Administrative Class) and on the SEC’s website, www.sec.gov and on the Allianz Global Investors website,  https://us.allianzgi.com.

Investment Manager

Allianz Global Investors U.S. LLC (“AllianzGI U.S.” or the “Manager”) serves as investment manager to each of the Funds pursuant to an investment management agreement (“Management Agreement”) between AllianzGI U.S. and the Trust. The Manager is a wholly-owned indirect subsidiary of Allianz Asset Management of America L.P. (“AAMA”). AAMA, acting through an investment management division, was the former investment manager to the Trust. AAMA was organized as a limited partnership under Delaware law in 1987. AAMA’s sole general partner is Allianz Asset Management of America LLC. Allianz Asset Management of America LLC has three members, Allianz of America, Inc. (“Allianz of America”), a Delaware corporation that owns a 99.8% non-managing interest, Allianz Asset Management GmbH, a German company that owns a 0.1% non-managing interest, and Allianz Asset Management of America Holdings Inc., a Delaware corporation that owns a 0.1% managing interest. Allianz of America is a wholly-owned indirect subsidiary of Allianz SE. Allianz Asset Management of America Holdings Inc. is a wholly-owned subsidiary of Allianz Asset Management GmbH, which is an indirect subsidiary of Allianz SE. Allianz SE indirectly holds a controlling interest in AAMA. Allianz SE is a European-based, multinational insurance and financial services holding company. The address for AAMA, Allianz Asset Management of America LLC and Allianz Asset Management of America Holdings Inc. is 650 Newport Center Drive, Newport Beach, California 92660. The address for Allianz Asset Management GmbH is Seidlstrasse, 24-24a, D-80335, Munich, Germany. Allianz SE’s address is Koeniginstrasse 28, D-80802, Munich, Germany.

The Funds were previously managed by Allianz Global Fund Management, which merged into AllianzGI U.S. on October 1, 2016 by means of a statutory merger. Upon completion of the merger, AllianzGI U.S. succeeded to the advisory business of Allianz Global Fund Management by operation of law.

The general partner of AAMA has substantially delegated its management and control of AAMA to a Management Board.

The Manager is located at 1633 Broadway, New York, NY 10019. The Manager had approximately $108.6 billion of assets under management as of December 31, 2017.

As of the date of this Statement of Additional Information, there are no significant institutional shareholders of Allianz SE.

On August 25, 2010, AllianzGI U.S. assumed the role of investment sub-adviser to certain Funds from Nicholas-Applegate Capital Management LLC, its subsidiary, pursuant to a Novation of Sub-Advisory Agreement. Please see the section titled “The Trust” for additional information.

On October 1, 2016, AllianzGI U.S. assumed the role of Manager for the Funds following the merger of Allianz Global Fund Management into AllianzGI U.S.

The Target Funds, the Global Allocation Fund and the Global Dynamic Allocation Fund were previously managed by AGI Solutions, which merged into AllianzGI U.S. in January 2013. AGI Solutions was organized in 2008 to manage discretionary accounts investing primarily in certain affiliated mutual funds and exchange-traded funds (“ETFs”) sponsored by AAMA and Pacific Investment Management Company (“PIMCO”).

The Global Water Fund, the International Small-Cap Fund (formerly the AGIC International Growth Opportunities Fund) and the Short Duration High Income Fund were previously managed by RCM, which merged into AllianzGI U.S. in April 2013.

AllianzGI U.S. provides investment management services across a broad class of assets including equity, fixed income, futures and options, convertibles and other securities and derivative instruments. AllianzGI U.S.’s primary business is to provide discretionary advisory services to institutional clients through its separate account management services. In addition, AllianzGI U.S. provides discretionary investment advisory services to a variety of commingled funds (including SEC registered open-end investment companies, SEC registered closed-end investment companies and other commingled funds that are not registered with the SEC) which may be sponsored or established by AllianzGI U.S., its affiliates or by unaffiliated third parties. AllianzGI U.S. also participates as a non-discretionary investment adviser providing investment models to unaffiliated third parties.

Management Agreement

The Manager, subject to the supervision of the Board of Trustees, is responsible for providing advice and guidance with respect to the Funds and for managing, either directly or through others selected by the Manager, the investments of the Funds. The Manager also furnishes to the Board of Trustees periodic reports on the investment performance of each Fund.

Under the terms of the Management Agreement, the Manager is obligated to manage the Fund in accordance with applicable laws and regulations. The investment management services of the Manager to the Trust are not exclusive under the terms of the Management Agreement. The Manager is free to, and does, render investment management services to others.

Under the terms of the Management Agreement, AllianzGI U.S. provides investment advisory services to the Funds. Pursuant to the terms of the Management Agreement, AllianzGI U.S. is responsible for managing, either directly or through others selected by it, the investment of the assets of the Funds, subject to the general oversight and supervision of the Board of Trustees.

The Management Agreement will continue in effect with respect to a Fund for two years from its effective date, and thereafter on a yearly basis, provided such continuance is approved annually (i) by the holders of a majority of the outstanding voting securities of the Fund, or by the Board of Trustees, and (ii) by a majority of the Trustees who are not “interested persons” of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the Management Agreement. The Management Agreement may be terminated without penalty by vote of the Trustees or the vote of a majority of the outstanding voting shares of the Trust (or with respect to a particular Fund, by the vote of a majority of the outstanding voting shares of such Fund), or by the Manager, on 60 days’ written notice to the other party, and will terminate automatically in the event of its assignment.

The Management Agreement provides that the Manager shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

The Manager currently receives a monthly investment management fee from each Fund at the following annual rates (based on the average daily net assets of the particular Funds):

Fund	Management Fee Rate
Best Styles Emerging Markets Equity Fund	0.40%
Best Styles Global Equity Fund	0.30%
Best Styles International Equity Fund	0.30%
Best Styles U.S. Equity Fund	0.30%
Convertible Fund	0.57%
Core Bond Fund	0.25%
Core Plus Bond Fund	0.30%
Emerging Markets Consumer Fund	0.90%
Emerging Markets Debt Fund	0.75%
Emerging Markets Small-Cap Fund	1.20%
Europe Equity Dividend Fund	0.80%
Global Allocation Fund	0.70%
Global Dynamic Allocation Fund	0.70%
Global High Yield Fund	0.60%
Global Sustainability Fund	0.80%
Global Water Fund	0.95%
High Yield Bond Fund	0.48%
International Growth Fund	0.70%
International Small-Cap Fund	1.00%
Micro Cap Fund	1.25%
Multi Asset Income Fund	0.05%
NFJ Emerging Markets Value Fund	0.85%
NFJ International Small-Cap Value Fund	0.85%
PerformanceFee Managed Futures Strategy Fund	0.75	%(1)
PerformanceFee Structured US Equity Fund	0.60	%(1)
PerformanceFee Structured US Fixed Income Fund	0.30	%(1)
Preferred Securities and Income Fund	0.45%
Real Estate Debt Fund	0.45%
Retirement 2020 Fund	0.05%
Retirement 2025 Fund	0.05%
Retirement 2030 Fund	0.05%
Retirement 2035 Fund	0.05%
Retirement 2040 Fund	0.05%
Retirement 2045 Fund	0.05%
Retirement 2050 Fund	0.05%
Retirement 2055 Fund	0.05%
Short Duration High Income Fund	0.48%
Structured Return Fund	0.60%
Ultra Micro Cap Fund	1.50%
U.S. Equity Hedged Fund	0.70%

(1)	The Management Fee is a base fee at an annualized rate of the Fund’s average daily net assets, subject to a positive or negative performance adjustment based on the Fund’s performance. The Management Fee does not become subject to the performance-based adjustment until after December 31, 2018.

AllianzGI PerformanceFee Funds – Management Fee

Performance-Based Fee—Generally

Each AllianzGI PerformanceFee Fund pays a monthly management fee (a “Management Fee”) to the Manager in return for managing the investment activities of the Fund and the Fund’s business affairs and other administrative matters. For each AllianzGI PerformanceFee Fund, the Management Fee consists of two components: (i) a base fee (the “Base Fee”) calculated by applying a fixed advisory fee rate to the Fund’s average daily net assets during the previous month, and (ii) a positive or negative performance adjustment (the “Performance Adjustment”) calculated by applying a variable rate to the Fund’s average daily net assets during the applicable performance measurement period (the “Performance Period”). The Performance Period generally consists of the trailing twelve months, although no Performance Adjustment will be made during the period from the start of each Fund’s operations until December 31, 2018 (the “Initial Performance Period”). Only the Fund’s Base Fee applies during the Initial Performance Period, subject to applicable waiver and expense limitations. The Performance Adjustment, once effective, is calculated monthly in arrears and is added to or subtracted from the Base Fee to determine the Management Fee. Because the Base Fee and Performance Adjustment are calculated with respect to the Fund’s average daily net assets over two different time periods (the previous month for the Base Fee and the Performance Period for the Performance Adjustment), the effective Management Fee may be less than 0.0% or greater than the Base Fee plus the Maximum Performance Adjustment described below for certain periods (subject to any fee limitations and waivers described below). The Management Fee is accrued daily. As described below under “Expense Limitation Arrangements,” the Manager has agreed to waive the Management Fee with respect to the Initial Performance Period in an amount, if any, equal to any negative Performance Adjustment that would have applied had the AllianzGI PerformanceFee Funds’ performance-based fee structure been in place for the period. As a result of this arrangement, each Fund’s effective fee with respect to the Initial Performance Period may be no higher than the Base Fee, but is subject to downward adjustment in the event the Fund underperforms the applicable benchmark for the Initial Performance Period. Other waivers and limitations may also apply. Daily fee accruals will reflect these arrangements.

Subject to the expense limitations described below under “Expense Limitations,” in addition to the fees of the Manager, each AllianzGI PerformanceFee Fund pays all other costs and expenses of its operations, including, without limitation, compensation of its Trustees (other than those affiliated with the Manager), custodial expenses, shareholder servicing expenses, transfer agency expenses, sub-transfer agency expenses, dividend disbursing expenses, legal fees, expenses of an independent registered public accounting firm, expenses of preparing, printing and distributing proxy statements and reports to governmental agencies, and taxes, if any.

AllianzGI PerformanceFee Structured US Equity Fund

With respect to AllianzGI PerformanceFee Structured US Equity Fund, the Manager’s Base Fee is calculated at an annualized rate of 0.60% of the Fund’s average daily net assets. The Management Fee is determined as the Base Fee plus or minus a Performance Adjustment that is based on whether, and to what extent, the investment performance of the Fund exceeds, or is exceeded by, the performance of the S&P 500 Index (the “Index”) plus 1.25% (the “Index Hurdle”) over the Performance Period. The Performance Adjustment is calculated using the performance of the Class P share class of the Fund (the “Measurement Class”). The Performance Adjustment is calculated according to a schedule that adds or subtracts 0.0048% of the Fund’s average daily net assets for each 0.01% by which the performance of the Measurement Class exceeds or lags the performance of the Index Hurdle during the Performance Period. The maximum Performance Adjustment (positive or negative) will not exceed an annualized rate of +/- 0.60% (the “Maximum Performance Adjustment”) of the Fund’s average daily net assets over the full Performance Period, which would occur when the performance of the Measurement Class exceeds, or is exceeded by, the Index Hurdle by 1.25% for the Performance Period.

AllianzGI PerformanceFee Structured US Fixed Income Fund

With respect to AllianzGI PerformanceFee Structured U.S. Fixed Income Fund, the Manager’s Base Fee is calculated at an annualized rate of 0.30% of the Fund’s average daily net assets. The Management Fee is determined as the Base Fee plus or minus a Performance Adjustment that is based on whether, and to what extent, the investment performance of the Fund exceeds, or is exceeded by, the performance of the Bloomberg Barclays U.S. Aggregate Bond Index (the “Index”) plus 0.625% (the “Index Hurdle”) over the Performance Period. The Performance Adjustment is calculated using the performance of the Class P share class of the Fund (the “Measurement Class”). The Performance Adjustment is calculated according to a schedule that adds or subtracts 0.0048% of the Fund’s average daily net assets for each 0.01% by which the performance of the Measurement Class exceeds or lags the performance of the Index Hurdle during the Performance Period. The maximum Performance Adjustment (positive or negative) will not exceed an annualized rate of +/- 0.30% (the “Maximum Performance Adjustment”) of the Fund’s average daily net assets over the full Performance Period, which would occur when the performance of the Measurement Class exceeds, or is exceeded by, the Index Hurdle by 0.625% for the Performance Period.

AllianzGI PerformanceFee Managed Futures Strategy Fund

With respect to AllianzGI PerformanceFee Managed Futures Strategy Fund, the Manager’s Base Fee is calculated at an annualized rate of 0.75% of the Fund’s average daily net assets. The Management Fee is determined as the Base Fee plus or minus a Performance Adjustment that is based on whether, and to what extent, the investment performance of the Fund exceeds, or is exceeded by, the performance of the ICE BofAML 3-Month US T-Bill Index (the “Index”) plus 5.00% (the “Index Hurdle”) over the Performance Period. The Performance Adjustment is calculated using the performance of the Class P share class of the Fund (the “Measurement Class”). The Performance Adjustment is calculated according to a schedule that adds or subtracts 0.0015% of the Fund’s average daily net assets for each 0.01% by which the performance of the Measurement Class exceeds or lags the performance of the Index Hurdle for the Performance Period. The maximum Performance Adjustment (positive or negative) will not exceed an annualized rate of +/- 0.75% (the “Maximum Performance Adjustment”) of the Fund’s average daily net assets over the full Performance Period, which would occur when the performance of the Measurement Class exceeds, or is exceeded by, the Index Hurdle by 5.00% for the Performance Period.

All AllianzGI PerformanceFee Funds

As described above, the Management Fee is calculated using what is known a “bifurcated” methodology, meaning the Base Fee and Performance Adjustment are calculated with reference to the Funds’ average net assets over two different time periods. The Base Fee is based on the Fund’s average daily net assets over the preceding month. The Performance Adjustment is based on the Fund’s average daily net assets over the full twelve-month Performance Period. In comparison to a fee methodology using the same reference periods for base fees and performance adjustments, the bifurcated methodology more closely aligns fees with a fund’s recent asset levels, but may result in greater volatility in fee amounts. This methodology may, for certain periods, result in an effective Management Fee below 0.0% or greater than the Base Fee plus the Maximum Performance Adjustment, subject to any expense limitations and waivers described below. With respect to the Initial Performance Period, each Fund will pay the Base Fee, which will not be subject to the Performance Adjustment until after the completion of the Initial Performance Period. The Base Fee, after giving effect to applicable waivers and limitations, will be accrued daily during the Initial Performance Period.

Tabular Summary of Key Terms for AllianzGI PerformanceFee Funds

The below table summarizes key elements of the fee structure for each of AllianzGI PerformanceFee Structured US Equity Fund, AllianzGI PerformanceFee Structured US Fixed Income Fund and AllianzGI PerformanceFee Managed Futures Strategy Fund.

Fund	Base Fee	Index	Index Hurdle	Performance Period	Maximum Performance Adjustment	Variance vs. Index Hurdle for Maximum Positive or Negative Adjustment
AllianzGI PerformanceFee Structured US Equity Fund	0.60%	S&P 500 Index	1.25%	Trailing 12 months	0.60%	1.25%
AllianzGI PerformanceFee Structured US Fixed Income Fund	0.30%	Bloomberg Barclays U.S. Aggregate Bond Index	0.625%	Trailing 12 months	0.30%	0.625%
AllianzGI PerformanceFee Managed Futures Strategy Fund	0.75%	ICE BofAML 3-Month US T-Bill Index	5.00%	Trailing 12 months	0.75%	5.00%

Percentages shown are of average daily net assets and are annualized rates.

Calculation of Performance Adjustment for AllianzGI PerformanceFee Funds

For purposes of the performance adjustment calculations, the investment performance of the Measurement Class of each Fund will be the sum of:

1)	the change in the class’ net asset value per share during the Performance Period; plus

2)	the value of the class’ cash distributions per share accumulated to the end of the Performance Period; plus

3)	the value of capital gains taxes per share paid or payable on undistributed realized long-term capital gains accumulated to the end of the Performance Period; expressed as a percentage of the class’ NAV per share at the beginning of the Performance Period. For this purpose, the value of distributions per share of realized capital gains, of dividends per share paid from investment income and of capital gains taxes per share paid or payable on undistributed realized long-term capital gains shall be treated as reinvested in shares of the class at the NAV per share in effect at the close of business on the record date for the payment of such distributions and dividends and the date on which provision is made for such taxes, after giving effect to such distributions, dividends and taxes.

For each Fund, the investment record of the Index will be provided by a third party and their data will be relied upon for Performance Adjustment. The performance of the Index will be the sum of:

1)	the change in the level of the Index during the Performance Period; plus

2)	the value, computed consistently with the Index, of cash distributions made by issuers whose securities comprise the Index accumulated to the end of the Performance Period; expressed as a percentage of the Index level at the beginning of the Performance Period. For this purpose, cash distributions on the securities which comprise the Index shall be treated as reinvested in the Index at least as frequently as the end of each calendar quarter following the payment of the dividend.

For the avoidance of doubt, a Performance Adjustment will not be based on whether the absolute performance of the Measurement Class is positive or negative, but rather based on whether such performance exceeds or is exceeded by the performance of the Index Hurdle. A Fund could pay a Performance Adjustment for positive relative performance even if the Fund’s shares decrease in value, so long as the performance of such shares exceeds the Index Hurdle.

Management Fee Waiver

Pursuant to a Management Fee Waiver Agreement, the Manager has agreed to waive a portion of its fee with respect to investments by the Global Allocation Fund and the Global Dynamic Allocation Fund in Affilitated Underlying Funds to the extent it exceeds 0.15% of the portion of Fund assets attributable to investments in Affiliated Underlying Funds. Similarly, the Manager has agreed to waive, through at least January 31, 2019, an additional portion of its fee with respect to investments by the Global Allocation Fund and the Global Dynamic Allocation Fund in non-affiliated Underlying Funds to the extent it exceeds 0.15% of the portion of Fund assets attributable to investments in non-affiliated Underlying Funds. Notwithstanding the foregoing, the Manager will continue to receive its full fee on assets invested by the Global Allocation Fund and the Global Dynamic Allocation Fund directly in investments other than Underlying Funds. As of October 1, 2016, the Global Dynamic Allocation Fund will no longer invest significantly in Affiliated Underlying Funds but may invest in non-affiliated Underlying Funds.

For AllianzGI Global Sustainability Fund, the Manager has agreed to a temporary waiver of a portion of the investment management fee, which reduces the annual percentage rate from 0.80% to 0.69% through January 31, 2019. For AllianzGI Global Water Fund, the Manager has agreed to a temporary waiver of a portion of the investment management fee, which reduces the annual percentage rate from 0.95% to 0.73% through January 31, 2019. For AllianzGI International Small-Cap Fund, the Manager has agreed to a temporary waiver of a portion of the investment management fee, which reduces the annual percentage rate from 1.00% to 0.89% through January 31, 2019. For AllianzGI NFJ Emerging Markets Value Fund, the Manager has agreed to a temporary waiver of a portion of the investment management fee, which reduces the annual percentage rate from 0.85% to 0.65% through January 31, 2019. Amounts waived pursuant to each of the temporary investment management fee waivers described in the preceding sentences of this paragraph are separate from and would not be included with the amounts subject to potential recoupment under the Expense Limitation Agreement.

Expense Limitation Agreements

With respect to certain Funds, the Manager has contractually agreed until the date indicated in the applicable Fund’s “Annual Fund Operating Expenses” table in the Fund’s Fund Summary to irrevocably waive its Management Fee or reimburse the Fund, to the extent that Total Annual Fund Operating Expenses (after the application of any additional fee waiver described above) including payment of organizational expenses, but excluding interest, tax and extraordinary expenses, Acquired Fund Fees and Expenses (except in the case of the Target Funds, for which Acquired Fund Fees and Expenses are included) (as calculated in accordance with the 1940 Act), and certain credits and other expenses, including custodial credits, transfer agency credits and expense offset arrangements, exceed the amount specified for each share class of the Fund in its “Annual Fund Operating Expenses” table, as a percentage of average net assets. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit in effect at the time of such waiver/reimbursement or recoupment. The Expense Limitation Agreement is terminable by the Trust upon 90 days’ prior written notice to the Manager or at any time by mutual agreement of the parties.

Expense Limitation and Waiver for AllianzGI PerformanceFee Funds

The Manager has contractually agreed to expense limitation arrangements as specified under “Fees and Expenses of the Fund” in the Fund Summary of each AllianzGI PerformanceFee Fund. Specifically, the Manager will waive its Management Fee or reimburse each Fund until the date indicated to the extent that Other Expenses, including the payment of organizational expenses, but excluding interest, tax and extraordinary expenses and certain credits and other expenses, including custodial credits, transfer agency credits and expense offset arrangements, exceed the amount specified for each share class of the Fund as a percentage of average net assets. The Expense Limitation Agreement is terminable by the Trust upon 90 days’ prior written notice to the Manager or at any time by mutual agreement of the parties.

In addition, the Manager has agreed to waivers with respect to each AllianzGI PerformanceFee Fund such that (i) its monthly Management Fee (including Base Fee plus Performance Adjustment) will not exceed the product of the maximum percentage fee rate (equal to the Base Fee plus the maximum upward Performance Adjustment) and the Fund’s average daily net assets over the preceding month, and (ii) the Manager will not collect a Management Fee with respect to any month in which the Measurement Class has failed to outperform the Index. During the Funds’ Initial Performance Period, the Manager has also agreed to waive its Management Fee in an amount equal to any negative Performance Adjustment that would otherwise have applied had the Funds’ performance-based fee arrangement been in effect during such period. As a result of this arrangement, each Fund’s effective fee with respect to the Initial Performance Period may be no higher than the Base Fee, but is subject to downward adjustment in the event the Fund underperforms its Index Hurdle for the Initial Performance Period.

The following table sets forth the amount of the management fee paid by the Trust to the Manager for the last three fiscal years. Because some of the Funds may be newly formed, such Funds did not pay any management fee amounts to the Manager during the periods noted for such Funds. The total amount paid by the Trust was $34,916,042, $31,068,054 and $25,494,796 for the fiscal years ending 2017, 2016 and 2015, respectively. Because the series of the Trust may change year over year, the figures in the table below do not necessarily correspond to these totals.

Fund	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15
Best Styles Emerging Markets Equity Fund	$25,125	$38,809	$17,522
Best Styles Global Equity Fund	2,134,526	1,417,255	260,395
Best Styles International Equity Fund	99,835	219,481	85,196
Best Styles U.S. Equity Fund	332,706	271,321	154,443
Convertible Fund	6,509,778	10,360,112	11,793,951
Core Bond Fund	N/A	N/A	N/A
Core Plus Bond Fund	N/A	N/A	N/A
Emerging Markets Consumer Fund	359,231	274,054	103,868
Emerging Markets Debt Fund	309,243	273,923	185,436
Emerging Markets Small-Cap Fund	152,259	109,890	54,262
Europe Equity Dividend Fund	52,186	28,542	16,564
Global Allocation Fund	3,167,819	2,964,174	1,281,868
Global Dynamic Allocation Fund	1,768,542	249,367	45,821
Global High Yield Fund	50,191	N/A	N/A
Global Sustainability Fund	193,139	128,252	19,691
Global Water Fund	5,247,571	3,941,565	2,790,041
High Yield Bond Fund	1,591,718	1,652,242	1,534,563
International Growth Fund	207,634	30,994	16,415
International Small-Cap Fund	1,113,109	1,091,639	895,829
Micro Cap Fund	429,740	493,096	457,829
Multi Asset Income Fund	25,675	13,248	10,812
NFJ Emerging Markets Value Fund	253,421	72,227	74,093
NFJ International Small-Cap Value Fund	45,207	100,802	135,432
PerformanceFee Managed Futures Strategy Fund	N/A	N/A	N/A
PerformanceFee Structured US Equity Fund	N/A	N/A	N/A
PerformanceFee Structured US Fixed Income Fund	N/A	N/A	N/A
Preferred Securities and Income Fund	N/A	N/A	N/A
Real Estate Debt Fund	N/A	N/A	N/A
Retirement 2020 Fund	26,451	28,844	26,983
Retirement 2025 Fund	29,984	31,300	28,279
Retirement 2030 Fund	33,224	32,486	28,068
Retirement 2035 Fund	26,584	25,683	22,594
Retirement 2040 Fund	23,907	21,526	18,179
Retirement 2045 Fund	14,506	12,581	10,642
Retirement 2050 Fund	13,962	10,930	8,876
Retirement 2055 Fund	5,648	3,389	3,271
Short Duration High Income Fund	7,557,118	4,915,255	3,346,882
Structured Return Fund	2,337,493	928,754	191,014
Ultra Micro Cap Fund	627,492	965,010	1,321,262
U.S. Equity Hedged Fund	29,723	62,121	92,837
TOTAL	$34,916,042	$30,909,340	$25,170,505

Additional Information about Services Provided by AllianzGI U.S.

As noted above, AllianzGI U.S. serves as investment manager to the Trust pursuant to the Management Agreement. AllianzGI U.S., subject to the supervision of the Board of Trustees, is responsible for managing the investments of the Funds either directly or through others selected by the Manager.

In addition, AllianzGI U.S.: (a) recommends and, subject to the approval of the Board of Trustees, approves the funds to be offered by the Trust; (b) subject to the approval of the Board of Trustees and, as applicable, Fund shareholders, may select sub-advisers to manage the management of the Funds’ portfolios; (c) monitors, directly, and with the assistance of third parties, the activities of such sub-advisers and evaluates the sub-advisers’ performance; and (d) supervises Fund compliance, as discussed more fully below. AllianzGI U.S. also furnishes to the Board of Trustees periodic reports on the investment performance of each Fund and such other matters as the Trustees may request.

Some of the objectives of AllianzGI U.S.’s compliance program are to:

•	Continually work to enhance the compliance programs of all Allianz Asset Management of America L.P. subsidiaries;

•	Assess the existing local compliance plans in relation to current business practices from a risk-based perspective and work with local compliance to resolve major issues or gaps; and

•	Provide for the documentation of policies and procedures, with emphasis on incorporating industry best practices.

In its capacity as Manager, in addition to its investment advisory services, AllianzGI U.S. provides administrative services to the Funds pursuant to the Management Agreement. Such services include shareholder servicing, accounting, bookkeeping, internal audit services and certain other services required by the Funds, and preparation of reports to Funds’ shareholders and regulatory filings. Relatedly, as discussed above, the Manager (in some cases, together with its affiliates or third parties) provides certain other services, including compliance related services such as market timing monitoring and review of regulatory filings, management and coordination of activities of third-party service providers to the Funds such as transfer agency and custodian, maintenance and support services to intermediaries such as broker-dealers and retirement plan administrators, and researching and responding to customer complaints and inquiries and regulatory inquiries.

In addition, the Target Funds have entered into an Administration Agreement with the Manager. In return for an administrative fee, the Manager arranges, at its own expense, for the provision of legal, audit, custody, transfer agency and other services necessary for the ordinary operation of the Target Funds. The Manager is also responsible for the preparation of prospectuses and shareholder reports for current shareholders and bears the costs of preparing, printing and mailing such reports for the Target Funds. See “Fund Administrator” below.

With respect to AllianzGI PerformanceFee Managed Futures Strategy Fund, the Manager also serves as adviser to the Subsidiary pursuant to an investment advisory contract. The Manager does not receive a fee for its services to the Subsidiary.

Manager-of-Managers Arrangements

Shareholders of each of the Funds have granted approval to the Manager to enter into new or amended sub-advisory agreements with one or more sub-advisers with respect to each Fund without obtaining shareholder approval of such agreements, subject to the conditions of an exemptive order that has been granted by the SEC (the “Exemptive Order”) with respect to certain other open-end funds within the Allianz Family of Funds. One of the conditions of the Exemptive Order requires the Board of Trustees to approve any such agreement. Currently the Exemptive Order does not apply to the Trust. In addition, the Exemptive Order currently does not apply to sub-advisory agreements with affiliates of the Manager without shareholder approval, unless those affiliates are wholly-owned by Allianz.

Portfolio Manager Compensation, Other Accounts Managed, Conflicts of Interest and Corporate Culture

Compensation Structure for AllianzGI U.S.

The AllianzGI U.S. compensation system is designed to support the organization’s corporate values and culture. While acknowledging the importance of financial incentives and seeking to pay top quartile compensation for top quartile performance, AllianzGI U.S. also believes that compensation is only one of a number of critically important elements that allow the emergence of a strong, winning culture that attracts, retains and motivates talented investors and teams. AllianzGI U.S.’s compensation system supports its belief that investment professionals are a key element of the company’s success in meeting clients’ objectives. To the extent that there are regional experts located in other AllianzGI U.S.-affiliated offices worldwide who are “associated persons” of AllianzGI U.S. and who serve as portfolio managers for certain of the Funds, this compensation strategy is applied independently by the AllianzGI U.S.-affiliated company that employs such a portfolio manager. In such cases, AllianzGI U.S. compensates the employing company through an affiliated transfer pricing arrangement that takes into account the value placed by AllianzGI U.S. on the shared service of the portfolio manager.

The primary components of compensation are the base salary and an annual variable compensation payment. Base salary typically reflects scope, responsibilities and experience required in a particular role, be it on the investment side or any other function in the company. Base compensation is regularly reviewed against peers with the help of compensation survey data. Base compensation is typically a greater percentage of total compensation for more junior positions, while for the most senior roles it is typically a comparatively small component, often capped and only adjusted every few years.

The variable compensation component typically comprises a cash bonus that pays out immediately after the performance year as well as a deferred component, for members of staff whose variable compensation exceeds a certain threshold. Except for certain specialist investment teams as noted below, variable compensation is determined on a discretionary basis and is primarily designed to reflect the achievements of an individual against set goals, over a certain time period. For an investment professional these goals will typically be 70% quantitative and 30% qualitative. The former will reflect a weighted average of investment performance over a three-year rolling time period (one-year (25%) and three-year (75%) results) and the latter reflects contributions to broader team goals, contributions made to client review meetings, product development or product refinement initiatives. Portfolio managers have their performance metric aligned with the benchmarks of the client portfolios they manage.

Variable compensation for certain specialist investment teams including AllianzGI U.S. Income & Growth, Structured Products and Technology is determined on a formulaic basis. These teams share a percentage of advisory fee revenue including performance fee revenue, if applicable, generated by the investment strategy. The relevant performance benchmark for a Fund is the Fund’s primary benchmark index.

After consultation and oversight from the firm’s compensation committee, the lead portfolio manager allocates the team’s share of the shared revenue to the individual team members. Allocation to individual team members is determined based on individual performance and contribution to the team and client success. All team members have agreed upon performance objectives to serve as a basis for performance evaluation during the year. These objectives are both quantitative and qualitative in nature. Quantitative objectives typically align to investment performance and client-stated objectives. Qualitative objectives reflect contributions to broader team goals, such as idea sharing, contributions made to client review meetings, product development or product refinement initiatives, and the way behaviors reflect AllianzGI U.S.’s core values of excellence, passion, integrity and respect. For all investment professionals, a 360 degree feedback evaluation forms part of the qualitative input. Achievement against these goals as measured by the lead portfolio manager and Chief Investment Officer serve to link performance to compensation. Notwithstanding the basis for determining variable compensation, all compensation principles, including the deferral rules and deferred instruments described below, apply.

As noted above, variable compensation includes a deferral component. The deferred component for most recipients would be a notional award of the Long Term Incentive Program (“LTIP”); for members of staff whose variable compensation exceeds an additional threshold, the deferred compensation is itself split 50%/50% between the LTIP and a Deferral into Funds program (“DIF”). Deferral rates increase in line with the overall variable compensation and can reach up to 42%. Overall awards, splits, components and deferral percentages are regularly reviewed to ensure they are competitive and, where applicable, comply with regulatory standards.

The LTIP element of the variable compensation cliff vests three years after each (typically annual) award. Its value is directly tied to the operating profit of Allianz Global Investors.

The DIF element of the variable compensation cliff vests three years after each (typically annual) award and enables qualifying members of staff to invest in a range of AllianzGI U.S.’s funds. Investment professionals are encouraged to invest into their own funds or funds of a similar nature to those that they manage. The value of the DIF award is determined by the performance of the fund over the three-year period covering each award.

Assuming an annual deferral of 33% over a three-year period, a typical member of staff will have roughly one year’s variable compensation (3x33%) as a deferred component ‘in the bank’. Three years after the first award, and for as long as deferred components were awarded without break, cash payments in each year will consist of the annual cash bonus for that current year’s performance as well as a payout from LTIP/DIF commensurate with the prior cumulative three-year performance.

In addition to competitive compensation, the firm’s approach to retention includes providing a challenging career path for each professional, a supportive culture to ensure each employee’s progress and a full benefits package.

Other Accounts Managed

The following summarizes information regarding each of the accounts, excluding portfolios of the Funds that were managed by portfolio managers, including amounts managed by a team, committee, or other group that includes the portfolio manager. Except as noted below, the information is as of September 30, 2017.

	Other Pooled Vehicles		Other Accounts		Other Registered Investment Companies
Portfolio Manager	#	AUM ($ million)	#	AUM ($ million)	#	AUM ($ million)
Alistair Bates, CFA	26	2,082	6	5,860	2	70
Andreas Fruschki, CFA	5	1,063	0	0	0	0
Andrew Neville	8	3,132	23	7,229	1	199
Bjoern Mehrmann	8	3,132	23	7,229	1	199
Blake Burdine	12	1,205	2	4	1	5,567
Carl W. Pappo, Jr., CFA*	0	0	0	0	0	0
Christian Tropp, CFA	0	0	2	5,582	1	279
Ryan Chin	26	2,082	6	5,860	2	70
Claudio Marsala	26	2,082	6	5,860	2	70
Daniel Ha, CFA	3	1,223	6	1,141	1	36
David J. Oberto	20	28,584	7	1,405	0	0
David Pinto	0	0	0	0	0	0
Dennis Lai	3	626	2	109	0	0
Douglas G. Forsyth, CFA	27	30,465	10	1,573	4	5,258
Eric Boess, CFA	1	212	0	0	0	0
Erik Mulder, CFA, FRM	32	14,591	151	36,674	1	59
Garth Reilly**	0	0	0	0	0	0
Georgios Costa Georgiou	1	212	0	0	0	0
Giorgio Carlino, CFA	26	2,082	6	5,860	2	70
Greg P. Tournant	17	1,061	4	37	1	13
Greg Saichin	9	2,216	8	757	0	0
Gregor Rudolph-Dengel, CFA	9	5,536	4	1,532	0	0
Heather Bergman	26	2,082	6	5,860	2	70
Heinrich Ey, CFA, DVFA/CEFA	8	3,132	23	7,229	1	199
Huy Thanh Vo, CFA	26	2,082	6	5,860	2	70
James Dudnick, CFA	7	1,880	3	127	0	0
Jeremy Kent, CFA	2	360	2	851	0	0
JoergdeVries-Hippen, CFA, DVFA/CIIA	9	5,536	4	1,532	0	0
John R. Mowrey	3	71	24	4,831	6	6,888
Justin Kass, CFA	20	28,584	7	1,405	3	4,867
K. Mathew Axline, CFA	12	1,205	2	4	1	5,567
Karl Happe	1	212	0	0	0	0
Klaus Teloeken	32	14,591	151	36,674	1	59
Koji Nakatsuka, CFA, CMA	1	30	2	109	0	0
Kunal Ghosh	16	1,238	5	127	3	221
L. Baxter Hines	2	56	20	4,683	4	3,155
Lu Yu, CFA, CIPM	16	1,238	5	127	2	209
Michael Heldmann, CFA	2	362	4	3,942	6	2,728
Michael W. Zazzarino*	0	0	0	0	0	0
Miguel Pohl	8	3,132	23	7,229	1	199
Neil Dwane	2	2,115	0	0	0	0
Paul A. Magnuson	2	30	15	1,449	4	4,515
Paul Pietranico, CFA	26	2,082	6	5,860	2	70
Paul Schofield	2	360	2	851	0	0
Rahul Malhotra	26	2,082	6	5,860	2	70
R. Burns McKinney	2	56	22	4,833	7	4,517

	Other Pooled Vehicles		Other Accounts		Other Registered Investment Companies
Portfolio Manager	#	AUM ($ million)	#	AUM ($ million)	#	AUM ($ million)
Robert Hofmann, CFA	9	15,830	25	5,223	0	0
Robert S. Marren	12	1,205	2	4	1	5,567
Rohit Ramesh	34	14,593	155	40,616	7	2,787
Stephen Lyford	12	1,205	2	4	1	5,567
Stephen J. Sheehan, CFA*	0	0	0	0	0	0
Steven G. Bond-Nelson	17	1,061	4	37	1	13
Steven Gish, CFA	7	1,880	3	167	0	0
Thomas W. Oliver	2	56	27	5,062	7	4,517
Tobias Kohls, CFA, FRM	2	1,385	2	360	0	0
Trevor Taylor	17	1,061	4	37	1	13
William L. Stickney	20	28,584	7	1,405	0	0
Willow B. Piersol, CFA*	0	0	0	0	0	0
Yogesh Padmanabhan, CFA	32	14,591	151	36,674	1	59
David Newman	7	1,722	5	731	1	30
Malie Conway	26	3,134	44	29,208	1	30
Jonathan Yip	12	997	33	11,300	1	30

* As of February 28, 2018.

** As of April 30, 2018.

The following table provides information regarding other accounts managed for which management fees are based on the performance of the pooled vehicle:

	Other Pooled Vehicles		Other Accounts		Other Registered Investment Companies
Portfolio Manager	#	AUM ($ million)	#	AUM ($ million)	#	AUM ($ million)
Alistair Bates, CFA	0	0	0	0	0	0
Andreas Fruschki, CFA	0	0	0	0	0	0
Andrew Neville	1	911	0	0	0	0
Bjoern Mehrmann	1	911	0	0	0	0
Blake Burdine	0	0	0	0	0	0
Carl W. Pappo, Jr., CFA*	0	0	0	0	0	0
Christian Tropp, CFA	0	0	0	0	0	0
Ryan Chin	0	0	0	0	0	0
Claudio Marsala	0	0	0	0	0	0
Daniel Ha, CFA	0	0	0	0	0	0
David J. Oberto	1	153	1	594	0	0
David Pinto	0	0	0	0	0	0
Dennis Lai	0	0	0	0	0	0
Douglas G. Forsyth, CFA	1	153	1	594	0	0
Eric Boess, CFA	1	212	0	0	0	0
Erik Mulder, CFA, FRM	1	254	10	1,903	0	0
Garth Reilly**	0	0	0	0	0	0
Georgios Costa Georgiou	1	212	0	0	0	0
Giorgio Carlino, CFA	0	0	0	0	0	0
Gregor Rudolph-Dengel, CFA	4	1,871	1	942	0	0
Greg P. Tournant	64	8,115	0	0	0	0
Greg Saichin	0	0	0	0	0	0
Heather Bergman	0	0	0	0	0	0
Heinrich Ey, CFA, DVFA/CEFA	1	911	0	0	0	0
Huy Thanh Vo, CFA	0	0	0	0	0	0
James Dudnick, CFA	0	0	0	0	0	0

	Other Pooled Vehicles		Other Accounts		Other Registered Investment Companies
Portfolio Manager	#	AUM ($ million)	#	AUM ($ million)	#	AUM ($ million)
Jeremy Kent, CFA	0	0	0	0	0	0
Joerg de Vries-Hippen, CFA, DVFA/CIIA	4	1,871	1	942	0	0
John R. Mowrey	0	0	0	0	0	0
Justin Kass, CFA	1	153	1	594	0	0
K. Mathew Axline, CFA	0	0	0	0	0	0
Karl Happe	1	212	0	0	0	0
Klaus Teloeken	1	254	10	1,903	0	0
Koji Nakatsuka, CFA, CMA	0	0	0	0	0	0
Kunal Ghosh	0	0	0	0	0	0
L. Baxter Hines	0	0	0	0	0	0
Lu Yu, CFA, CIPM	0	0	0	0	0	0
Michael Heldmann, CFA	0	0	0	0	0	0
Michael W. Zazzarino*	0	0	0	0	0	0
Miguel Pohl	1	911	0	0	0	0
Neil Dwane	1	212	0	0	0	0
Paul A. Magnuson	0	0	0	0	0	0
Paul Pietranico, CFA	0	0	0	0	0	0
Paul Schofield	0	0	0	0	0	0
R. Burns McKinney	0	0	0	0	0	0
Rahul Malhotra	0	0	0	0	0	0
Robert Hofmann, CFA	3	2,233	0	0	0	0
Robert S. Marren	0	0	0	0	0	0
Rohit Ramesh	1	254	10	1,903	0	0
Stephen Lyford	0	0	0	0	0	0
Stephen J. Sheehan, CFA*	0	0	0	0	0	0
Steven G. Bond-Nelson	64	8,115	0	0	0	0
Steven Gish, CFA	0	0	0	0	0	0
Thomas W. Oliver	0	0	0	0	0	0
Tobias Kohls, CFA, FRM	0	0	0	0	0	0
Trevor Taylor	64	8,115	0	0	0	0
William L. Stickney	1	153	1	594	0	0
Willow B. Piersol, CFA*	0	0	0	0	0	0
Yogesh Padmanabhan, CFA	1	254	10	1,903	0	0
David Newman	0	0	0	0	1	30
Malie Conway	0	0	10	3,150	1	30
Jonathan Yip	0	0	5	2,315	1	30

* As of February 28, 2018.

** As of April 30, 2018.

Potential Conflicts of Interest

Like other investment professionals with multiple clients, a portfolio manager for a Fund may face certain potential conflicts of interest in connection with managing both the Fund and other accounts at the same time. The paragraphs below describe some of these potential conflicts, which AllianzGI U.S. believes are faced by investment professionals at most major financial firms.

AllianzGI U.S. has adopted compliance policies and procedures that address certain of these potential conflicts. The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (“performance fee accounts”), may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts. These potential conflicts may include, among others:

•	The most attractive investments could be allocated to higher-fee accounts or performance fee accounts.

•	The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher -fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

•	The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.

When AllianzGI U.S. considers the purchase or sale of a security to be in the best interests of a Fund as well as other accounts, AllianzGI U.S.’s trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased. Aggregation of trades may create the potential for unfairness to a Fund or another account if one account is favored over another in allocating the securities purchased or sold—for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account. AllianzGI U.S. considers many factors when allocating securities among accounts, including the account’s investment style, applicable investment restrictions, availability of securities, available cash and other current holdings. AllianzGI U.S. attempts to allocate investment opportunities among accounts in a fair and equitable manner. However, accounts are not assured of participating equally or at all in particular investment allocations due to such factors as noted above.

“Cross trades,” in which one AllianzGI U.S. account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest when cross trades are effected in a manner perceived to favor one client over another. For example, AllianzGI U.S. may cross a trade between performance fee account and a fixed fee account that results in a benefit to the performance fee account and a detriment to the fixed fee account. AllianzGI U.S. has adopted compliance procedures that provide that all cross trades are to be made at an independent current market price, as required by law.

Another potential conflict of interest may arise from the different investment objectives and strategies of a Fund and other accounts. For example, another account may have a shorter-term investment horizon or different investment objectives, policies or restrictions than a Fund. Depending on another account’s objectives or other factors, a portfolio manager may give advice and make decisions that may differ from advice given, or the timing or nature of decisions made, with respect to a Fund. In addition, investment decisions are subject to suitability for the particular account involved. Thus, a particular security may not be bought or sold for certain accounts even though it was bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by a portfolio manager when one or more other accounts are selling the security (including short sales). There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts. AllianzGI U.S. maintains trading policies designed to provide portfolio managers an opportunity to minimize the effect that short sales in one portfolio may have on holdings in other portfolios.

A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

A Fund’s portfolio manager(s) may be able to select or influence the selection of the broker/dealers that are used to execute securities transactions for the Fund. In addition to executing trades, some brokers and dealers provide AllianzGI U.S. with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might have otherwise be available. These services may be more beneficial to certain funds or accounts than to others. In order to be assured of continuing to receive services considered of value to its clients, AllianzGI U.S. has adopted a brokerage allocation policy embodying the concepts of Section 28(e) of the Securities Exchange Act of 1934. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the Fund, a portfolio manager’s decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.

A Fund’s portfolio manager(s) may also face other potential conflicts of interest in managing a Fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both the Funds and other accounts. In addition, a Fund’s portfolio manager may also manage other accounts (including their personal assets or the assets of family members) in their personal capacity.

AllianzGI U.S.’s investment personnel, including each Fund’s portfolio manager, are subject to restrictions on engaging in personal securities transactions pursuant to AllianzGI U.S.’s Code of Business Conduct and Code of Ethics (for purposes of this paragraph only, the “Code”), which contain provisions and requirements designed to identify and address conflicts of interest between personal investment activities and the interests of the Funds. The Code is designed to ensure that the personal securities transactions, activities and interests of the employees of AllianzGI U.S. will not interfere with (i) making decisions in the best interest of advisory clients (including the Funds) or (ii) implementing such decisions while, at the same time, allowing employees to invest for their own accounts.

Although the Target Funds utilize primarily a fund-of-funds strategy, from time to time, potential conflicts of interest may arise between the portfolio managers’ management of the investments of the Funds, on the one hand, and the management of other accounts, on the other. The other accounts might have similar investment objectives or strategies as a Fund, track the same index as a Fund tracks or otherwise hold, purchase or sell securities that are eligible to be held, purchased or sold by a Fund. The other accounts might also have different investment objectives or strategies than a Fund.

Securities Ownership

The following table discloses the dollar range of equity securities beneficially owned by each portfolio manager in the Fund(s) the portfolio manager manages. Except as noted below, the information is as of September 30, 2017. The PerformanceFee Managed Futures Strategy Fund, PerformanceFee Structured US Fixed Income Fund, PerformanceFee Structured US Equity Fund, Real Estate Debt Fund, Core Bond Fund, Core Plus Bond Fund and Preferred Securities and Income Fund are recently or newly formed. No portfolio managers beneficially owned any securities in those Funds as of the date of this Statement of Additional Information.

Dollar Range of Equity Securities
Best Styles Emerging Markets Equity Fund
Michael Heldmann, CFA	$10,001-$50,000
Rohit Ramesh	None
Yogesh Padmanabhan, CFA	None
Best Styles Global Equity Fund
Klaus Teloeken	None
Rohit Ramesh	$1-$10,000
Michael Heldmann, CFA	$100,001-$500,000
Best Styles International Equity Fund
Rohit Ramesh	$1-$10,000
Michael Heldmann, CFA	None
Best Styles U.S. Equity Fund
Michael Heldmann, CFA	None
Rohit Ramesh	$1-$10,000
Convertible Fund
Douglas G. Forsyth, CFA	Over $1,000,000
Justin Kass, CFA	Over $1,000,000
Emerging Markets Consumer Fund
Kunal Ghosh	$100,001-$500,000
Lu Yu, CFA, CIPM	$100,001-$500,000
Emerging Markets Debt Fund
Greg Saichin	None
Daniel Ha, CFA	None
David Pinto	None
Emerging Markets Small-Cap Fund
Kunal Ghosh	$100,001-$500,000
Lu Yu, CFA, CIPM	$50,001-$100,000
Europe Equity Dividend Fund
Gregor Rudolph-Dengel, CFA	None
Joerg de Vries-Hippen, CFA, DVFA/CIIA	None
Global Allocation Fund
Giorgio Carlino, CFA	None
Paul Pietranico, CFA	$10,001-$50,000
Rahul Malhotra	None
Heather Bergman	$10,001-$50,000
Huy Thanh Vo, CFA	None
Global Dynamic Allocation Fund
Giorgio Carlino, CFA	$100,001-$500,000
Claudio Marsala	$10,001-$50,000
Paul Pietranico, CFA	None
Michael Heldmann, CFA	None
Christian Tropp, CFA	None

Dollar Range of Equity Securities
Global High Yield Bond Fund
David Newman	None
Global Sustainability Fund
Paul Schofield	None
Jeremy Kent, CFA	None
Global Water Fund
Andreas Fruschki, CFA	None
High Yield Bond Fund
Douglas G. Forsyth, CFA	Over $1,000,000
William L. Stickney	Over $1,000,000
David J. Oberto	$100,001-500,000
International Growth Fund
Robert Hofmann, CFA	None
Tobias Kohls, CFA, FRM	None
International Small-Cap Fund
Heinrich Ey, CFA, DVFA/CEFA	None
Andrew Neville	None
Dennis Lai	None
Koji Nakatsuka, CFA, CMA	None
Bjoern Mehrmann	None
Miguel Pohl
Micro Cap Fund
K. Mathew Axline, CFA	$100,001-$500,000
Robert S. Marren	$100,001-$500,000
Stephen Lyford	$100,001-$500,000
Blake Burdine	$100,001-$500,000
Multi Asset Income Fund
Paul Pietranico, CFA	$500,001-$1,000,000
Claudio Marsala	None
Alistair Bates, CFA	None
Ryan Chin, CFA	None
NFJ Emerging Markets Value Fund
L. Baxter Hines, CFA	$50,001-$100,000
R. Burns McKinney, CFA	$100,001-$500,000
John R. Mowrey, CFA	$50,001-$100,000
Thomas W. Oliver, CFA, CPA	None
Garth Reilly*	$10,001-$50,000
NFJ International Small-Cap Value Fund
L. Baxter Hines, CFA	$100,001-$500,000
Paul A. Maguson	$100,001-$500,000
John R. Mowrey, CFA	$100,001-$500,000

Retirement 2020 Fund
Paul Pietranico, CFA	None
Claudio Marsala	None
Alistair Bates, CFA	None
Retirement 2025 Fund
Paul Pietranico, CFA	$100,001-$500,000
Claudio Marsala	None
Alistair Bates, CFA	None
Retirement 2030 Fund
Paul Pietranico, CFA	None
Claudio Marsala	$10,001-$50,000
Alistair Bates, CFA	None
Retirement 2035 Fund
Paul Pietranico, CFA	None
Claudio Marsala	None
Alistair Bates, CFA	None
Retirement 2040 Fund
Paul Pietranico, CFA	None
Claudio Marsala	None
Alistair Bates, CFA	None
Retirement 2045 Fund
Paul Pietranico, CFA	$50,001-$100,000
Claudio Marsala	None
Alistair Bates, CFA	None
Retirement 2050 Fund
Paul Pietranico, CFA	None
Claudio Marsala	None
Alistair Bates, CFA	$100,001-$500,000
Retirement 2055 Fund
Paul Pietranico, CFA	$100,001-$500,000
Claudio Marsala	None
Alistair Bates, CFA	None
Short Duration High Income Fund
James Dudnick, CFA	$100,001-$500,000
Douglas G. Forsyth, CFA	Over $1,000,000
Steven Gish, CFA	$500,001-$1,000,000
Structured Return Fund
Greg P. Tournant	$100,001-$500,000
Stephen G. Bond-Nelson	$50,001-$100,000
Trevor Taylor	$10,001-$50,000
Ultra Micro Cap Fund
K. Mathew Axline, CFA	$100,001-$500,000
Robert S. Marren	$500,001-$1,000,000

Stephen Lyford	$100,001-$500,000
Blake Burdine	$100,001-$500,000
U.S. Equity Hedged Fund
Greg P. Tournant	$50,001-$100,000
Stephen G. Bond-Nelson	$100,001-$500,000
Trevor Taylor	None

* As of April 30, 2018.

Codes of Ethics

The Trust, the Manager and the Distributor have adopted Codes of Ethics pursuant to the requirements of Rule 17j-1 of the 1940 Act. These Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Fund.

Fund Administrator

In addition to its investment advisory services, AllianzGI U.S. serves as administrator to the Target Funds pursuant to an administration agreement (the “Administration Agreement”) with the Trust on behalf of the Target Funds. The Manager provides or procures administrative services to the Target Funds, which include clerical help and accounting, bookkeeping, internal audit services and certain other services they require, and preparation of reports to the Trust’s shareholders and regulatory filings. AllianzGI U.S. has, at its own expense, retained State Street Bank & Trust Company to perform certain administrative services and may retain affiliates to provide other administrative services. In addition, the Manager arranges at its own expense for the provision of legal, audit, custody, transfer agency and other services necessary for the ordinary operation of the Target Funds and is responsible for the costs of registration of the Target Funds’ shares and the printing of prospectus and shareholder reports for current shareholders. Under the Administration Agreement, the Manager has agreed to provide or procure these services, and to bear these expenses, at the annual rates for each Target Fund (each expressed as a percentage of the Fund’s average daily net assets attributable to the indicated class or classes of shares on an annual basis) in the table below:

Share Class	Total
Classes A, C and R	0.30%
Class R6	0.05%
Class P and Administrative Class	0.15%

The Administration Agreement may be terminated by the Trust on behalf of a Target Fund or share class at any time by vote of (1) a majority of the Trustees or (2) a majority of the outstanding voting securities of a Target Fund or share class, on 60 days’ written notice to AllianzGI U.S.

The arrangements under which the administrative fees are paid became effective as of September 1, 2011. The following table sets forth the amount paid by the Trust to service providers pursuant to the Administration Agreement in the last three fiscal years.

Fund	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15
Multi Asset Income Fund	$77,238	$44,885	$39,827
Retirement 2020 Fund	84,001	106,228	119,018
Retirement 2025 Fund	84,790	110,878	119,115
Retirement 2030 Fund	94,592	110,743	109,645
Retirement 2035 Fund	82,515	93,433	91,491
Retirement 2040 Fund	61,634	66,602	68,789
Retirement 2045 Fund	39,958	43,715	43,125
Retirement 2050 Fund	33,757	29,284	28,385
Retirement 2055 Fund	15,000	9,698	7,806

The Manager currently estimates that it and/or its affiliates generally expect to pay up to 0.10% per annum (on top of any 12b-1 and/or “shelf space” fees) of the value of assets in the relevant accounts out of the Class P administrative fees paid under the Administration Agreement to service agents for providing administrative, sub-transfer agency, sub-accounting and other shareholder services to Class P shareholders of the Target Funds. The rate of such payments with regard to Class P shares may vary from service agent to service agent and, in certain circumstances, may exceed 0.10% per annum for any individual service agent. Such administrative services may include, but are not limited to, the following functions: receiving, aggregating and processing purchase, redemption and exchange orders at the service agent level; providing and maintaining elective services with respect to Class P shares such as check writing and wire transfer services; providing and maintaining pre-authorized investment plans; communicating periodically with shareholders; acting as the sole shareholder of record and nominee for holders of Class P shares; maintaining account records for shareholders; answering questions and handling correspondence from shareholders about their accounts; issuing confirmations for transactions by shareholders; collecting and posting distributions to shareholder accounts; capturing and processing tax data; processing and mailing trade confirmations, monthly statements, prospectuses, shareholder reports and other SEC-required communications; and performing similar account administrative services. These payments are made to service agents selected by the Manager and/or its affiliates. The actual services provided, and the payments made for such services, vary from firm to firm.

DISTRIBUTION OF TRUST SHARES

Distributor and Multi-Class Plan

Allianz Global Investors Distributors LLC (the “Distributor”) serves as the principal underwriter of each class of the Trust’s shares pursuant to a distribution contract (the “Distribution Contract”) with the Trust. The Distributor is an indirect, wholly-owned subsidiary of Allianz Asset Management of America L.P. The Distributor, located at 1633 Broadway, New York, NY 10019, is a broker-dealer registered with the SEC and a member of the Financial Industry Regulatory Authority Inc. (“FINRA”). The Distribution Contract is terminable with respect to a Fund or class of shares without penalty, at any time, by a Fund or class upon 60 days’ written notice to the Distributor, or by the Distributor upon 60 days’ written notice to the Trust. The Distributor is not obligated to sell any specific amount of Trust shares.

The Distribution Contract will continue in effect with respect to each Fund, and each class of shares thereof, for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the entire Board of Trustees or by the majority of the outstanding shares of the Fund or class, and (ii) by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and who have no direct or indirect interest financial interest in the Distribution Contract or the Distribution and/or Servicing Plans described below, by vote cast in person at a meeting called for such purpose. If the Distribution Contract is terminated (or not renewed) with respect to one or more Funds or classes, it may continue in effect with respect to any Fund or class as to which it has not been terminated (or has been renewed).

The Trust currently offers up to eight classes of shares of each of the Funds: Class A, Class C, Class P, Class R, Class T, Institutional Class, Class R6 and Administrative Class shares.

Class A, Class C and Class T shares of the Trust are offered through financial institutions that have dealer agreements with the Distributor, or that have agreed to act as introducing brokers for the Distributor (“introducing brokers”). Class A shares are also offered to clients of financial service firms, such as broker-dealers or registered investment managers, with which the Distributor has an agreement for the use of the Trust’s Funds in particular investment products, programs or accounts for which a fee may be charged.

Class P shares are offered primarily through certain asset allocation, wrap fee and other similar programs offered by broker-dealers and other intermediaries (“service agents”) that have established a shareholder servicing relationship with the Trust on behalf of their customers. Class P shares may also be offered for direct investment by other investors such as pension and profit sharing plans, employee benefit trusts and plan alliances, endowments, foundations, corporations and high net worth individuals.

Class R shares are eligible for investment only by certain “Class R Eligible Plans,” as defined in “Additional Information About Purchases, Exchanges and Redemptions of Class A, Class C, Class R, Class T, Class R6, Class P, Institutional Class and Administrative Class Shares” below.

Class R6 shares are offered primarily for “Class R6 Eligible Plans,” as defined in “Additional Information About Purchases, Exchanges and Redemptions of Class A, Class C, Class R, Class T, Class R6, Class P, Institutional Class and Administrative Class Shares” below. Class R6 shares are also available for investment by registered funds and 529 portfolios that are advised or sub-advised by AllianzGI U.S. or its affiliates. Class R6 shares may also be available for investment by Trustees, officers and current and former employees of the Trust, Allianz Funds, AllianzGI U.S and the Distributor and certain of their affiliates and their immediate family members, and trusts or plans primarily for the benefit of such persons.

Institutional Class shares are offered primarily for direct investment by investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations, corporations, and high net worth individuals (Institutional Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to the customers’ investments in the Funds).

Administrative Class shares are offered primarily through employee benefit plan alliances, broker-dealers and other intermediaries, and each Fund pays service or distribution fees to such entities for services they provide to Administrative Class shareholders.

Under the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the 1940 Act, shares of each class of each Fund represent an equal pro rata interest in the Fund and, generally, have identical voting, dividend, liquidation, and other rights preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (a) each class has a different designation; (b) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its distribution or service arrangements; and (c) each class has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class.

Each class of shares bears any class specific expenses allocated to such class, such as expenses related to the distribution and/or shareholder servicing of such class. In addition, each class may, at the Trustees’ discretion, also pay a different share of other expenses, not including management or custodial fees or other expenses related to the management of the Trust’s assets, if these expenses are actually incurred in a different amount by that class, or if the class receives services of a different kind or to a different degree than the other classes. For instance, the various classes pay different fees under the Management Agreement based on the different levels of administrative services provided to each Class. All other expenses are allocated to each class on the basis of the net asset value of that class in relation to the net asset value of the particular Fund. Each class may have a differing sales charge structure, and differing exchange and conversion features.

Contingent Deferred Sales Charge and Initial Sales Charge

As described in the Prospectus under the caption “Classes of Shares—Class A, C, R and T Shares,” a contingent deferred sales charge is imposed upon certain redemptions of Class A and Class C shares. No contingent deferred sales charge is currently imposed upon redemptions of Class R, Class T, Class P, Class R6, Institutional Class or Administrative Class shares. Because contingent deferred sales charges are calculated on a series-by-series basis, shareholders should consider whether to exchange shares of one Fund for shares of another series of the Trust or series of Allianz Funds prior to redeeming an investment if such an exchange would reduce the contingent deferred sales charge applicable to such redemption.

The following table sets forth the amount of contingent deferred sales charges paid to the Distributor for the last three fiscal years.

Class	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15
Class A	$28,063	$53,930	$74,744
Class C	71,196	69,249	50,069
Total	$99,259	$123,179	$124,813

As described in the Prospectus under the caption “Classes of Shares—Class A Shares and “Classes of Shares—Class T Shares,”” Class A and Class T shares of the Trust are sold pursuant to an initial sales charge, which declines as the amount of the purchase reaches certain defined levels. The following table sets forth the amount of initial sales charges received by the Distributor for the last three fiscal years. Because Class T shares of the Funds have not yet been issued, no such sales charges were incurred during the periods noted for the Funds.

Class	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15
Class A	$168,453	$185,036	$110,580
Class T	N/A	N/A	N/A

Distribution and Servicing Plans for Class A, Class C, Class R and Class T Shares

As stated in the Prospectus under the captions “Classes of Shares” and “How to Buy and Sell Shares,” Class A, Class C, Class R and Class T shares of the Trust are continuously offered through participating brokers that are members of FINRA and which have dealer agreements with the Distributor, or that have agreed to act as introducing brokers.

Pursuant to separate Distribution and Servicing Plans for Class A, Class C, Class R and Class T shares (the “Retail Plans”), the Distributor receives (i) in connection with the distribution of Class C and Class R shares of the Trust, certain distribution fees from the Trust, and (ii) in connection with personal services rendered to Class A, Class C, Class R and Class T shareholders of the Trust and the maintenance of shareholder accounts, certain servicing fees from the Trust. Subject to the percentage limitations on these distribution and servicing fees set forth below, the distribution and servicing fees may be paid with respect to services rendered and expenses borne in the past with respect to Class A, Class C, Class R and Class T shares as to which no distribution and servicing fees were paid on account of such limitations.

The Distributor makes distribution and servicing payments to participating brokers and servicing payments to certain banks and other financial intermediaries (including certain benefit plans, their service providers and their sponsors) in connection with the sale of Class C and Class R shares and servicing payments to participating brokers, certain banks and other financial intermediaries in connection with the sale of Class A and Class T shares. In the case of Class A and Class T shares, these parties are also compensated based on the amount of the front-end sales charge reallowed by the Distributor, except in cases where Class A and Class T shares are sold without a front-end sales charge (although the Distributor may pay brokers additional compensation in connection with sales of Class A and Class T shares without a sales charge). In the case of Class C shares, part or all of the first year’s distribution and servicing fee is generally paid at the time of sale. In the case of Class R shares, distribution and servicing fees are paid periodically on a trail-flow basis, either monthly or quarterly. Pursuant to the Distribution Agreement, with respect to each Fund’s Class A, Class C, Class R and Class T shares, the Distributor bears various other promotional and sales related expenses, including the cost of printing and mailing prospectuses to persons other than current shareholders.

Class A and Class T Servicing Fees

As compensation for services rendered and expenses borne by the Distributor in connection with personal services rendered to Class A and Class T shareholders of the Trust and the maintenance of Class A and Class T shareholder accounts, the Trust pays the Distributor servicing fees up to the annual rate of 0.25% (calculated as a percentage of each Fund’s average daily net assets attributable to Class A and Class T shares).

Class C and Class R Distribution and Servicing Fees

As compensation for services rendered and expenses borne by the Distributor in connection with the distribution of Class C and Class R shares of the Trust, and in connection with personal services rendered to Class C and Class R shareholders of the Trust and the maintenance of Class C and Class R shareholder accounts (including in each case the accounts of plan participants where shares are held by a benefit plan or its financial service firm through an omnibus account), the Trust pays the Distributor servicing and distribution fees up to the annual rates set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to Class C and Class R shares, respectively):

Class	Servicing Fee	Distribution Fee
Class C	0.25%	0.75%
Class R	0.25%	0.25%

The Retail Plans were adopted pursuant to Rule 12b-1 under the 1940 Act and are of the type known as “compensation” plans. This means that, although the Trustees of the Trust are expected to take into account the expenses of the Distributor and its predecessors in their periodic review of the Retail Plans, the fees are payable to compensate the Distributor for services rendered even if the amount paid exceeds the Distributor’s expenses.

The distribution fee applicable to Class C and Class R shares may be spent by the Distributor on any activities or expenses primarily intended to result in the sale of Class C or Class R shares, respectively, including compensation to, and expenses (including overhead and telephone expenses) of, financial consultants or other employees of the Distributor or of participating or introducing brokers who engage in distribution of Class C or Class R shares, printing of prospectuses and reports for other than existing Class C or Class R shareholders, advertising, and preparation, printing and distributions of sales literature. The servicing fee, which is applicable to Class A, Class C, Class R and Class T shares of the Trust, may be spent by the Distributor on personal services rendered to shareholders of the Trust and the maintenance of shareholder accounts, including compensation to, and expenses (including telephone and overhead expenses) of, financial consultants or other employees of participating or introducing brokers, certain banks and other financial intermediaries (including certain benefit plans, their service providers and their sponsors who provide services to plan participants) who aid in the processing of purchase or redemption requests or the processing of dividend payments, who provide information periodically to shareholders showing their positions in a Fund’s shares, who forward communications from the Trust to shareholders, who render ongoing advice concerning the suitability of particular investment opportunities offered by the Trust in light of the shareholders’ needs, who respond to inquiries from shareholders relating to such services, or who train personnel in the provision of such services. Distribution and servicing fees may also be spent on interest relating to unreimbursed distribution or servicing expenses from prior years.

Many of the Distributor’s sales and servicing efforts involve the Trust as a whole, so that fees paid by Class A, Class C, Class R, Class T or Administrative Class shares of any Fund may indirectly support sales and servicing efforts relating to the other share classes of the same Fund or the other Funds’ shares of the same or different classes. In reporting its expenses to the Trustees, the Distributor itemizes expenses that relate to the distribution and/or servicing of a single Fund’s shares, and allocates other expenses among the Funds, based on their relative net assets. Expenses allocated to each Fund are further allocated among its classes of shares annually based on the relative sales of each class, except for any expenses that relate only to the sale or servicing of a single class. The Distributor may make payments to brokers and other financial intermediaries of up to the following percentages annually of the average daily net assets attributable to shares in the accounts of their customers or clients:

Class	Servicing Fee	Distribution Fee
Class A	0.25%	N/A
Class C	0.25%	0.75%
Class R	0.25%	0.25%
Class T	0.25%	N/A

Some or all of the sales charges, distribution fees and servicing fees described above are paid or “reallowed” to the broker, dealer or financial advisor (collectively, “financial firms”) through which an investor purchases shares. With respect to Class C shares, the financial firms are also paid at the time of a purchase a commission equal to 1.00% of an investment in such share classes. A financial firm is one that, in exchange for compensation, sells, among other products, mutual fund shares (including shares of the Trust) or provides services for mutual fund shareholders. Financial firms include brokers, dealers, insurance companies and banks. Financial firms that receive distribution and/or servicing fees may in certain circumstances pay and/or reimburse all or a portion of those fees to their customers, although neither the Trust nor the Distributor is involved in establishing any such arrangements and may not be aware of their existence.

In addition, the Distributor, AllianzGI U.S. and their affiliates (for purposes of the discussion in this paragraph, the previous paragraph, and the following three paragraphs only, collectively, the “Distributor”) from time to time make additional payments such as cash bonuses or provide other incentives to selected participating brokers and other financial firms as compensation for the sale or servicing of the Funds, including, without limitation, providing the Funds with “shelf space” or a higher profile for the financial firms’ financial consultants and their customers, placing the Funds on the financial firms’ preferred or recommended fund list or otherwise identifying the Funds as being part of a complex to be accorded a higher degree of marketing support than complexes not making such payments, granting the Distributor access to the financial firms’ financial consultants (including through the firms’ intranet websites) in order to promote the Funds, promotions in communications with financial firms’ customers such as in the firms’ internet websites or in customer newsletters, providing assistance in training and educating the financial firms’ personnel, and furnishing marketing support and other specified services. The actual services provided, and the payments made for such services, vary from firm to firm. These payments may be significant to the financial firms and may also take the form of sponsorship of seminars or informational meetings or payment for attendance by persons associated with the financial firms at seminars or informational meetings, or payments to financial firms to help offset the cost associated with processing transactions in Fund shares.

A number of factors will be considered in determining the amount of these additional payments to financial firms. On some occasions, such payments are conditioned upon levels of sales, including the sale of a specified minimum dollar amount of the shares of a Fund, all other series of the Trust, other funds sponsored by the Distributor and/or a particular class of shares, during a specified period of time. The Distributor also makes payments to certain participating financial firms based upon factors such as the amount of assets a financial firm’s clients have invested in the Funds and the quality of the financial firm’s relationship with the Distributor.

The additional payments described above are from the Distributor’s own assets pursuant to agreements with brokers and do not change the price paid by investors for the purchase of a Fund’s shares or the amount a Fund will receive as proceeds from such sales. These payments are made to financial firms selected by the Distributor, generally to the firms that have sold significant amounts of shares of the Funds or other Allianz-sponsored funds. The level of payments made to a financial firm in any given year will vary and, in the case of most financial firms, will not exceed the sum of (a) 0.10% of such year’s sales by that financial firm of shares of the Trust and Allianz Funds, (b) 0.06% of the assets attributable to that financial firm invested in equity funds of the Trust and Allianz Funds, and (c) 0.03% of the assets attributable to that financial firm invested in fixed income funds of the Trust and Allianz Funds. In certain cases, the payments described in the preceding sentence are subject to minimum payment levels. In lieu of payments pursuant to the foregoing formulae, the Distributor may make payments pursuant to an alternative formula or of an agreed-upon amount that, in the case of most financial firms, will not exceed the amount that would have been payable pursuant to the formulae. Notwithstanding the foregoing, the Distributor has entered, and may continue to enter, into arrangements with a small number of financial firms that result in payments in excess of what would have been payable under the formulae outlined above (“Alternative Arrangements”). The Distributor may select financial firms for Alternative Arrangements based on the factors described above, in particular due to large amounts of assets a financial firm’s clients have invested in the funds of the Trust and Allianz Funds and the exclusivity of the financial firm’s partnership with the Distributor. The level of payments under an Alternative Arrangement may be calculated based on the assets invested in the Trust and Allianz Funds by the financial firm’s clients and/or the annual sales by the financial firm of shares of the Trust or Allianz Funds, or using another methodology. Because financial firms may be selected for Alternative Arrangements in part because they have significant client assets invested in the Trust and Allianz Funds, payments under Alternative Arrangements represent a significant percentage of the Distributor’s overall payments to financial firms. Currently, the payments described above are not generally made with respect to Class R, Administrative Class or Institutional Class shares. The payments described are also not made with respect to Class R6 shares.

In addition to or separate from the “shelf space” arrangements described above, in some cases, the Distributor will make payments, at its own expense, for special events such as a conference or seminar sponsored by one of the financial firms, which in some cases could represent a significant dollar amount. In certain instances, these special events will be attended by clients of such financial firms. The Distributor may make such payments upon the request of a financial firm and not pursuant to any agreement or commitment by the firm to provide “shelf space” or related services or in return for any level of sales of shares of the Trust or Allianz Funds or other products offered by the Distributor.

If investment advisers, distributors or affiliates of mutual funds pay bonuses and incentives in differing amounts, financial firms and their financial consultants may have financial incentives for recommending a particular mutual fund over other mutual funds. In addition, depending on the arrangements in place at any particular time, a financial firm and its financial consultants may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your financial advisor or plan administrator and review carefully any disclosure by the financial firm as to compensation received by your financial advisor.

As of the date of this Statement of Additional Information, the Distributor anticipates that the firms that will receive the additional payments described above for distribution services and/or educational support include:

Advisors Group

Ameriprise Financial Services, Inc.

AXA Advisors, LLC

Cetera Financial Group

Chase Investment Services Corp.

Citigroup Global Markets, Inc.

Citizens Securities Inc.

Commonwealth Financial Network

Janney, Montgomery, Scott LLC

Ladenburg Thalmann Advisor Network LLC

LPL Financial LLC

Lincoln Financial

Merrill Lynch, Pierce, Fenner & Smith Inc.

Morgan Stanley Smith Barney LLC

Northwestern Mutual Investment Services, LLC

Questar Capital

Raymond James & Associates Inc.

Raymond James Financial Services, Inc.

RBC Capital Markets Corp.

Stifel Nicolaus

UBS Financial Services Inc.

US Bancorp Investments, Inc.

VOYA Financial Advisors, Inc.

Wells Fargo Advisor LLC

The Distributor expects that additional firms may be added to this list from time to time, and firms may be removed. Wholesale representatives of the Distributor and its affiliates visit brokerage firms on a regular basis to educate financial advisors about the Funds and to encourage the sale of Fund shares to their clients. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

Although the Funds use financial firms that sell Fund shares to effect transactions for the Funds’ portfolio, the Funds and AllianzGI U.S. will not consider the sale of Fund shares as a factor when choosing financial firms to make those transactions.

If in any year the Distributor’s expenses incurred in connection with the distribution of Class C and Class R shares and, for Class A, Class C, Class R and Class T shares, in connection with the servicing of shareholders and the maintenance of shareholder accounts, exceed the distribution and/or servicing fees paid by the Trust, the Distributor would recover such excess only if the Retail Plan with respect to such class of shares continues to be in effect in some later year when such distribution and/or servicing fees exceed the Distributor’s expenses. The Trust is not obligated to repay any unreimbursed expenses that may exist at such time, if any, as the relevant Retail Plan terminates.

Each Retail Plan may be terminated with respect to any Fund to which the Plan relates by vote of a majority of the Trustees who are not interested persons of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or the Distribution Contract (“disinterested Retail Plan Trustees”), or by vote of a majority of the outstanding voting securities of the relevant class of that Fund. Any change in any Retail Plan that would materially increase the cost to the class of shares of any Fund to which the Plan relates requires approval by the affected class of shareholders of that Fund. The Trustees review quarterly written reports of such costs and the purposes for which such costs have been incurred. Each Retail Plan may be amended by vote of the Trustees, including a majority of the disinterested Retail Plan Trustees, cast in person at a meeting called for such purpose. As long as the Retail Plans are in effect, selection and nomination of those Trustees who are not interested persons of the Trust shall be committed to the discretion of such disinterested Trustees.

The Retail Plans will continue in effect with respect to each Fund, and each class of shares thereof, for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the disinterested Retail Plan Trustees and (ii) by the vote of a majority of the entire Board of Trustees cast in person at a meeting called for the purpose of voting on such approval.

If a Retail Plan is terminated (or not renewed) with respect to one or more Funds or classes thereof, it may continue in effect with respect to any class of any Fund as to which it has not been terminated (or has been renewed).

The Trustees believe that the Retail Plans will provide benefits to the Trust. In this regard, the Trustees believe that the Retail Plans will result in greater sales and/or fewer redemptions of Trust shares, although it is impossible to know for certain the level of sales and redemptions of Trust shares that would occur in the absence of the Retail Plans or under alternative distribution schemes. Although the expenses of the Funds are essentially fixed, the Trustees believe that the effect of the Retail Plans on sales and/or redemptions may benefit the Trust by allowing the Funds to take advantage of “break points” in the Funds’ management fees and/or by affording greater flexibility to the Manager. From time to time, expenses of the Distributor incurred in connection with the sale of Class C and Class R shares of the Trust, and in connection with the servicing of Class A, Class C, Class R and Class T shareholders and the maintenance of shareholder accounts, may exceed the distribution and servicing fees collected by the Distributor. The Trustees consider such unreimbursed amounts, among other factors, in determining whether to cause the Funds to continue payments of distribution and servicing fees in the future with respect to Class A, Class C, Class R and Class T shares.

Payments Pursuant to Class A Plans

The following table sets forth the amount paid by the Trust pursuant to the Class A Retail Plan for the last three fiscal years. Because some of the Funds may be newly formed, the Trust did not pay any amount pursuant to the Class A Retail Plan during the periods noted for such Funds. The total amount paid by the Trust was $2,193,349, $2,776,430 and $2,311,265 for the fiscal years ending 2017, 2016 and 2015, respectively. Because the series of the Trust may change year over year, the figures in the table below do not necessarily correspond to these totals.

Fund	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15
Best Styles Emerging Markets Equity Fund	$127	$11	N/A
Best Styles Global Equity Fund	7,466	87,289	$2,207
Best Styles International Equity Fund	384	11	N/A
Best Styles U.S. Equity Fund	687	26	N/A
Convertible Fund	355,150	861,018	1,009,152
Emerging Markets Consumer Fund	199	95	48
Emerging Markets Debt Fund	333	243	21
Emerging Markets Small-Cap Fund	262	1,552	360
Europe Equity Dividend Fund	1,113	76	17
Global Allocation Fund	118,571	221,028	126,211
Global Dynamic Allocation Fund	9,414	9,985	2,271
Global Sustainability Fund	529	190	45
Global Water Fund	485,349	462,805	282,990
High Yield Bond Fund	143,255	138,931	80,923

Fund	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15
International Growth Fund	$139	$125	$20
International Small-Cap Fund	17,709	37,711	18,252
Micro Cap Fund	7,491	15,211	14,604
Multi Asset Income Fund	25,291	16,447	13,331
NFJ Emerging Markets Value Fund	17,424	3,022	308
NFJ International Small-Cap Value Fund	4,277	15,365	5,524
Retirement 2020 Fund	32,647	50,010	68,533
Retirement 2025 Fund	18,070	44,952	62,938
Retirement 2030 Fund	20,745	39,233	50,565
Retirement 2035 Fund	21,688	35,171	41,703
Retirement 2040 Fund	12,414	22,126	32,731
Retirement 2045 Fund	10,171	18,067	22,121
Retirement 2050 Fund	6,877	6,957	10,547
Retirement 2055 Fund	3,851	2,935	2,712
Short Duration High Income Fund	549,609	464,794	323,615
Structured Return Fund	282,967	136,189	9,002
Ultra Micro Cap Fund	37,412	70,606	102,462
U.S. Equity Hedged Fund	1,499	2,017	2,970
Total	$2,193,349	$2,764,540	$2,286,263

The amounts collected pursuant to the Class A Retail Plan are to be used for the following purposes by the Distributor: sales commissions and other compensation to sales personnel; preparing, printing and distributing sales material and advertising (including preparing, printing and distributing prospectuses to non-shareholders) and other expenses (including data processing, legal, operations and financing charges and expenses). Based on a number of factors, the Distributor analyzes costs on an annual basis and applies a fixed formula in order to allocate amounts collected pursuant to the Class A Retail Plan to compensation and to sales material and other expenses. Because some of the Funds may be newly formed, the Distributor did not use any amounts collected pursuant to the Class A Retail Plan for these purposes during the periods noted for such Funds.

Fund	Compensation	Sales Material and Other Expenses	Total
Best Styles Emerging Markets Equity Fund	$85	$42	$127
Best Styles Global Equity Fund	$5,002	$2,464	$7,466
Best Styles International Equity Fund	$257	$127	$384
Best Styles U.S. Equity Fund	$460	$227	$687
Convertible Fund	$237,951	$117,199	$355,150
Emerging Markets Consumer Fund	$133	$66	$199
Emerging Markets Debt Fund	$223	$110	$333
Emerging Markets Small-Cap Fund	$176	$86	$262
Europe Equity Dividend Fund	$745	$368	$1,113
Global Allocation Fund	$79,443	$39,128	$118,571
Global Dynamic Allocation Fund	$6,308	$3,106	$9,414
Global Sustainability Fund	$355	$174	$529
Global Water Fund	$325,184	$160,165	$485,349
High Yield Bond Fund	$95,981	$47,274	$143,255
International Growth Fund	$93	$46	$139
International Small-Cap Fund	$11,865	$5,844	$17,709
Micro Cap Fund	$5,019	$2,472	$7,491
Multi Asset Income Fund	$16,945	$8,346	$25,291
NFJ Emerging Markets Value Fund	$11,674	$5,750	$17,424
NFJ International Small-Cap Value Fund	$2,866	$1,411	$4,277
Retirement 2020 Fund	$21,873	$10,774	$32,647
Retirement 2025 Fund	$12,107	$5,963	$18,070
Retirement 2030 Fund	$13,899	$6,846	$20,745
Retirement 2035 Fund	$14,531	$7,157	$21,688
Retirement 2040 Fund	$8,318	$4,096	$12,414
Retirement 2045 Fund	$6,814	$3,357	$10,171
Retirement 2050 Fund	$4,608	$2,269	$6,877
Retirement 2055 Fund	$2,580	$1,271	$3,851
Short Duration High Income Fund	$368,238	$181,371	$549,609
Structured Return Fund	$189,588	$93,379	$282,967
Ultra Micro Cap Fund	$25,066	$12,346	$37,412
U.S. Equity Hedged Fund	$1,004	$495	$1,499
Total	$1,469,545	$723,804	$2,193,349

Payments Pursuant to Class C Plans

The following table sets forth the amount paid by the Trust pursuant to the Class C Retail Plan for the last three fiscal years. Because some of the Funds may be newly formed, the Trust did not pay any amount pursuant to the Class C Retail Plan during the periods noted for such Funds. The total amount paid by the Trust was $2,917,182, $3,065,899 and $2,784,267 for the fiscal years ending 2017, 2016 and 2015, respectively. Because the series of the Trust may change year over year, the figures in the table below do not necessarily correspond to these totals.

Fund	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15
Best Styles Emerging Markets Equity Fund	$240	$49	N/A
Best Styles Global Equity Fund	180	43	N/A
Best Styles International Equity Fund	513	52	N/A
Best Styles U.S. Equity Fund	166	43	N/A
Convertible Fund	554,108	828,221	$976,123
Emerging Markets Debt Fund	1,045	495	82
Europe Equity Dividend Fund	384	130	443
Global Allocation Fund	396,058	496,795	481,344
Global Dynamic Allocation Fund	10,578	10,923	10,740
Global Water Fund	866,855	793,515	631,741
High Yield Bond Fund	128,584	152,639	171,743
International Small-Cap Fund	25,654	33,987	15,275
Multi Asset Income Fund	32,771	28,917	30,335
NFJ Emerging Markets Value Fund	2,927	1,056	612
NFJ International Small-Cap Value Fund	6,874	11,389	11,537
Retirement 2020 Fund	4,384	3,508	3,244
Retirement 2030 Fund	7,459	6,468	5,528
Retirement 2040 Fund	1,297	1,548	1,852
Retirement 2050 Fund	1,632	1,447	1,237
Short Duration High Income Fund	724,530	559,320	380,270
Structured Return Fund	148,107	77,797	10,350
U.S. Equity Hedged Fund	2,691	2,929	1,900
Total	$2,917,178	$3,011,380	$2,734,443

The amounts collected pursuant to the Class C Retail Plan will be used for the following purposes by the Distributor: sales commissions and other compensation to sales personnel; preparing, printing and distributing sales material and advertising (including preparing, printing and distributing the prospectuses to non-shareholders) and other expenses (including data processing, legal, operations and financing charges and expenses). Based on a number of factors, the Distributor analyzes costs on an annual basis and applies a fixed formula in order to allocate amounts collected pursuant to the Class C Retail Plan to compensation and to sales material and other expenses. Because some of the Funds may be newly formed, the Distributor did not use any amounts collected pursuant to the Class C Retail Plan for these purposes during the periods noted for such Funds.

Fund	Compensation	Sales Material and Other Expenses	Total
Best Styles Emerging Markets Equity Fund	$161	$79	$240
Best Styles Global Equity Fund	$120	$60	$180
Best Styles International Equity Fund	$343	$170	$513
Best Styles U.S. Equity Fund	$111	$55	$166
Convertible Fund	$371,252	$182,856	$554,108
Emerging Markets Debt Fund	$700	$345	$1,045
Europe Equity Dividend Fund	$257	$127	$384
Global Allocation Fund	$265,359	$130,699	$396,058
Global Dynamic Allocation Fund	$7,087	$3,491	$10,578
Global Water Fund	$580,793	$286,062	$866,855
High Yield Bond Fund	$86,151	$42,433	$128,584
International Small-Cap Fund	$17,188	$8,466	$25,654
Multi Asset Income Fund	$21,957	$10,814	$32,771
NFJ Emerging Markets Value Fund	$1,961	$966	$2,927
NFJ International Small-Cap Value Fund	$4,606	$2,268	$6,874
Retirement 2020 Fund	$2,937	$1,447	$4,384
Retirement 2030 Fund	$4,997	$2,462	$7,459
Retirement 2040 Fund	$869	$428	$1,297
Retirement 2050 Fund	$1,093	$539	$1,632
Short Duration High Income Fund	$485,435	$239,095	$724,530
Structured Return Fund	$99,232	$48,875	$148,107
U.S. Equity Hedged Fund	$1,803	$888	$2,691
Total	$1,954,506	$962,672	$2,917,178

Payments Pursuant to Class R Plans

The following table sets forth the amount paid by the Trust pursuant to the Class R Retail Plan for the last three fiscal years. Because some of the Funds that currently offer Class R Shares may be newly formed, the Trust was not paid any amount pursuant to the Class R Retail Plan during the periods noted.

Fund	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15
Convertible Fund	$3,348	$7,380	$6,736
Global Allocation Fund	97	86	72
Global Dynamic Allocation Fund	824	812	636
High Yield Bond Fund	6,078	6,032	7,472
International Small-Cap Fund	704	576	384
Multi Asset Income Fund	1,356	1,314	946
Retirement 2020 Fund	929	3,770	4,450
Retirement 2025 Fund	2,303	4,004	4,678
Retirement 2030 Fund	5,981	10,090	6,142
Retirement 2035 Fund	5,144	8,016	6,374
Retirement 2040 Fund	4,522	7,310	5,240
Retirement 2045 Fund	1,744	2,702	1,996
Retirement 2050 Fund	1,805	3,348	2,656
Retirement 2055 Fund	992	1,386	778
Total	$35,827	$56,826	$48,560

The amounts collected pursuant to the Class R Retail Plan will be used for the following purposes by the Distributor: sales commissions and other compensation to sales personnel; preparing, printing and distributing sales material and advertising (including preparing, printing and distributing the prospectuses to non-shareholders) and other expenses (including data processing, legal, operations and financing charges and expenses). Based on a number of factors, the Distributor analyzes costs on an annual basis and applies a fixed formula in order to allocate amounts collected pursuant to the Class R Retail Plan to compensation and to sales material and other expenses. Because some of the Funds that currently offer Class R Shares may be newly formed, the Distributor did not use any amounts collected pursuant to the Class R Retail Plan for these purposes during the periods noted.

Fund	Compensation	Sales Materials and Other Expenses	Total
Convertible Fund	$2,243	$1,105	$3,348
Global Allocation Fund	$65	$32	$97
Global Dynamic Allocation Fund	$552	$272	$824
High Yield Bond Fund	$4,072	$2,006	$6,078
International Small-Cap Fund	$472	$232	$704
Multi Asset Income Fund	$908	$448	$1,356
Retirement 2020 Fund	$623	$306	$929
Retirement 2025 Fund	$1,543	$760	$2,303
Retirement 2030 Fund	$4,008	$1,973	$5,981
Retirement 2035 Fund	$3,447	$1,697	$5,144
Retirement 2040 Fund	$3,030	$1,492	$4,522
Retirement 2045 Fund	$1,168	$576	$1,744
Retirement 2050 Fund	$1,210	$595	$1,805
Retirement 2055 Fund	$665	$327	$992
Total	$24,006	$11,821	$35,827

Payments Pursuant to Class T Plans

Because Class T Shares have not yet been issued, the Trust was not paid any amount pursuant to the Class T Retail Plan during the last three fiscal years.

The amounts collected pursuant to the Class T Retail Plan are to be used for the following purposes by the Distributor: sales commissions and other compensation to sales personnel; preparing, printing and distributing sales material and advertising (including preparing, printing and distributing prospectuses to non-shareholders) and other expenses (including data processing, legal, operations and financing charges and expenses). Based on a number of factors, the Distributor analyzes costs on an annual basis and applies a fixed formula in order to allocate amounts collected pursuant to the Class T Retail Plan to compensation and to sales material and other expenses. Because Class T is newly offered, the Distributor did not use any amounts collected pursuant to the Class T Retail Plan for these purposes during the prior fiscal year.

From time to time, expenses of principal underwriters incurred in connection with the distribution of Class C and Class R shares of the Fund, and in connection with the servicing of Class A, Class C, Class R and Class T shareholders of the Fund and the maintenance of Class A, Class C, Class R and Class T shareholder accounts, may exceed the distribution and/or servicing fees collected by the Distributor. The allocation of such excess amounts as of September 30, 2017 is as follows, shown in dollar amounts and as a percentage of net assets. Because some of the Funds may be newly formed, no such excess expenses may have been incurred during the periods noted for such Fund. Because Class T Shares have not yet been issued, no such excess expenses were incurred during the periods noted with respect to that share class.

Fund	Class A	Class C	Class R	Class T
Best Styles Emerging Markets Equity Fund	56	186	N/A	N/A
Best Styles Global Equity Fund	168	119	N/A	N/A
Best Styles International Equity Fund	112	218	N/A	N/A
Best Styles U.S. Equity Fund	(181)	140	N/A	N/A
Convertible Fund	16,057	8,753	($34)	N/A
Emerging Markets Consumer Fund	26	N/A	N/A	N/A
Emerging Markets Debt Fund	21	222	N/A	N/A
Emerging Markets Small-Cap Fund	60	N/A	N/A	N/A
Europe Equity Dividend Fund	52	277	N/A	N/A
Global Allocation Fund	862	35,500	$93	N/A
Global Dynamic Allocation Fund	2,190	3,253	$65	N/A
Global Sustainability Fund	89	N/A	N/A	N/A
Global Water Fund	3,112	180,224	N/A	N/A
High Yield Bond Fund	(16,852)	24,660	$43	N/A
International Growth Fund	31	N/A	N/A	N/A
International Small-Cap Fund	1,090	3,602	$139	N/A
Micro Cap Fund	8	N/A	N/A	N/A
Multi Asset Income Fund	(60)	2,160	$206	N/A
NFJ Emerging Markets Value Fund	(795)	1,643	N/A	N/A
NFJ International Small-Cap Value Fund	141	583	N/A	N/A
Retirement 2020 Fund	61	585	($25)	N/A
Retirement 2025 Fund	(165)	N/A	$267	N/A
Retirement 2030 Fund	113	1,391	$160	N/A
Retirement 2035 Fund	(210)	N/A	$616	N/A
Retirement 2040 Fund	(229)	153	$260	N/A
Retirement 2045 Fund	(148)	N/A	$92	N/A
Retirement 2050 Fund	38	539	$159	N/A
Retirement 2055 Fund	(32)	N/A	$68	N/A
Short Duration High Income Fund	38,908	226,656	N/A	N/A
Structured Return Fund	(399)	82,762	N/A	N/A
Ultra Micro Cap Fund	1,111	N/A	N/A	N/A
U.S. Equity Hedged Fund	75	419	N/A	N/A
Total	$45,339	$574,150	$2,109	N/A

Fund	Class A	Class C	Class R	Class T
Best Styles Emerging Markets Equity Fund	0.00%	0.00%	N/A	N/A
Best Styles Global Equity Fund	0.01%	0.00%	0.00%	N/A
Best Styles International Equity Fund	0.00%	0.00%	0.00%	N/A
Best Styles U.S. Equity Fund	0.00%	0.00%	0.00%	N/A
Convertible Fund	0.02%	0.02%	-0.03%	N/A
Emerging Markets Consumer Fund	0.02%	0.00%	0.00%	N/A
Emerging Markets Debt Fund	0.01%	0.20%	0.00%	N/A
Emerging Markets Small-Cap Fund	0.03%	0.00%	0.00%	N/A
Europe Equity Dividend Fund	0.00%	0.47%	0.00%	N/A
Global Allocation Fund	0.00%	0.10%	0.40%	N/A
Global Dynamic Allocation Fund	0.09%	0.25%	0.05%	N/A
Global Sustainability Fund	0.02%	0.00%	0.00%	N/A
Global Water Fund	0.00%	0.20%	0.00%	N/A
High Yield Bond Fund	-0.03%	0.21%	0.00%	N/A
International Growth Fund	0.04%	0.00%	0.00%	N/A
International Small-Cap Fund	0.02%	0.13%	0.05%	N/A
Micro Cap Fund	0.00%	0.00%	0.00%	N/A
Multi Asset Income Fund	0.00%	0.06%	0.16%	N/A
NFJ Emerging Markets Value Fund	-0.01%	0.31%	0.00%	N/A
NFJ International Small-Cap Value Fund	0.01%	0.12%	0.00%	N/A
Retirement 2020 Fund	0.00%	0.13%	-0.06%	N/A
Retirement 2025 Fund	0.00%	0.00%	0.12%	N/A
Retirement 2030 Fund	0.00%	0.18%	0.03%	N/A
Retirement 2035 Fund	0.00%	0.00%	0.09%	N/A
Retirement 2040 Fund	0.00%	0.11%	0.06%	N/A
Retirement 2045 Fund	0.00%	0.00%	0.05%	N/A
Retirement 2050 Fund	0.00%	0.31%	0.17%	N/A
Retirement 2055 Fund	0.00%	0.00%	0.07%	N/A
Short Duration High Income Fund	0.02%	0.15%	0.00%	N/A
Structured Return Fund	0.00%	0.50%	0.00%	N/A
Ultra Micro Cap Fund	0.01%	0.00%	0.00%	N/A
U.S. Equity Hedged Fund	0.01%	0.15%	0.00%	N/A

Distribution and Administrative Services Plans for Administrative Class Shares

The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of each Fund. The Trust also has adopted an Administrative Distribution Plan (together with the Administrative Services Plan, the “Administrative Plans”) with respect to the Administrative Class shares of each Fund.

Under the terms of the Administrative Distribution Plan, the Trust is permitted to reimburse, out of the assets attributable to the Administrative Class shares of each applicable Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of that class, financial intermediaries for costs and expenses incurred in connection with the distribution and marketing of Administrative Class shares and/or the provision of certain shareholder services to its customers that invest in Administrative Class shares of the Funds. Such services may include, but are not limited to, the following: providing facilities to answer questions from prospective investors about a Fund; receiving and answering correspondence, including requests for prospectuses and statements of additional information; preparing, printing and delivering the prospectus and shareholder reports to prospective shareholders; complying with federal and state securities laws pertaining to the sale of Administrative Class shares; and assisting investors in completing application forms and selecting dividend and other account options.

Under the terms of the Administrative Services Plan, the Trust is permitted to reimburse, out of the assets attributable to the Administrative Class shares of each Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of that class, financial intermediaries that provide certain administrative services for Administrative Class shareholders. Such services may include, but are not limited to, the following: receiving, aggregating and processing shareholder orders; furnishing shareholder sub-accounting; providing and maintaining elective shareholder services such as check writing and wire transfer services; providing and maintaining pre-authorized investment plans; communicating periodically with shareholders; acting as the sole shareholder of record and nominee for shareholders; maintaining accounting records for shareholders; answering questions and handling correspondence from shareholders about their accounts; and performing similar account administrative services.

In addition, financial intermediaries that receive fees under the Administrative Distribution Plan or the Administrative Services Plan may in turn pay and/or reimburse all or a portion of those fees to their customers.

The same entity may be the recipient of fees under both the Administrative Distribution Plan and the Administrative Services Plan, but may not receive fees under both plans with respect to the same assets. Fees paid pursuant to either Plan may be paid for shareholder services and the maintenance of shareholder accounts, and therefore may constitute “service fees” for purposes of applicable rules of FINRA. The Administrative Distribution Plan has been adopted in accordance with the requirements of Rule 12b-1 under the 1940 Act and will be administered in accordance with the provisions of that rule.

Each Administrative Plan provides that it may not be amended to increase materially the costs that Administrative Class shareholders may bear under the Plan without the approval of a majority of the outstanding voting securities of the Administrative Class, and by vote of a majority of both (i) the Trustees of the Trust and (ii) those Trustees (“disinterested Administrative Plan Trustees”) who are not “interested persons” of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to it, cast in person at a meeting called for the purpose of voting on the Plan and any related amendments.

Each Administrative Plan provides that it shall continue in effect so long as such continuance is specifically approved at least annually by the Trustees and the disinterested Administrative Plan Trustees. Each Administrative Plan provides that any person authorized to direct the disposition of monies paid or payable by a class pursuant to the Plan or any related agreement shall provide to the Trustees, and the Board shall review at least quarterly, a written report of the amounts so expended and the purposes for which such expenditures were made.

Each Administrative Plan is a “reimbursement plan,” which means that fees are payable to the relevant financial intermediary only to the extent necessary to reimburse expenses incurred pursuant to such plan. Each Administrative Plan provides that expenses payable under the Plan may be carried forward for reimbursement for up to twelve months beyond the date in which the expense is incurred, subject to the limit that not more than 0.25% of the average daily net assets of Administrative Class shares may be used in any month to pay expenses under the Plan. Each Administrative Plan requires that Administrative Class shares incur no interest or carrying charges.

Rules of FINRA limit the amount of distribution fees that may be paid by mutual funds. “Service fees,” defined to mean fees paid for providing shareholder services or the maintenance of accounts (but not transfer agency services) are not subject to the limits. The Trust believes that some, if not all, of the fees paid pursuant to both Administrative Plans will qualify as “service fees” and therefore will not be limited by FINRA rules.

Payments Pursuant to the Administrative Plans

The following table sets forth the amount paid by the Trust to service providers pursuant to the Administrative Services Plan and the Administrative Distribution Plan for the last three fiscal years. Because some of the Funds that currently offer Administrative Class Shares may be newly formed, the Trust did not pay any amount pursuant to the Administrative Services Plan and the Administrative Distribution Plan during the periods noted for such Funds.

Fund	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15
Convertible Fund	$3,351	$4,102	$5,179
Global Allocation Fund	65	72	52
Global Dynamic Allocation Fund	52	49	52
High Yield Bond Fund	4,317	4,921	58,285
Multi Asset Income Fund	3,279	242	572
Retirement 2020 Fund	1,444	3,751	5,400
Retirement 2025 Fund	1,580	2,899	5,230
Retirement 2030 Fund	3,226	4,551	5,613
Retirement 2035 Fund	1,891	1,816	4,330
Retirement 2040 Fund	935	1,154	2,155
Retirement 2045 Fund	1,416	903	1,053
Retirement 2050 Fund	1,768	1,573	1,334
Retirement 2055 Fund	859	628	428
Total	$24,183	$26,661	$89,683

Additional Information About Class P Shares

Class P shares of each Fund may be offered through certain brokers and financial intermediaries (“service agents”) that have established a shareholder servicing relationship with the Trust on behalf of their customers. The Manager may make arrangements for the Funds to make payments, directly or through the Manager or its affiliate, with respect to Class P shares of each Fund held through such service agents, including, without limitation, the following services: receiving, aggregating and processing purchase, redemption and exchange orders at the service agent level; furnishing shareholder sub-accounting; providing and maintaining elective services with respect to Class P shares such as check writing and wire transfer services; providing and maintaining pre-authorized investment plans; communicating periodically with shareholders; acting as the sole shareholder of record and nominee for holders of Class P shares; maintaining accounting records for shareholders; answering questions and handling correspondence from shareholders about their accounts; issuing confirmations for transactions by shareholders; and performing similar account administrative services. These payments are made to financial intermediaries selected by the Manager and/or its affiliates. The actual services provided, and the payments made for such services, vary from firm to firm. For these services, each Fund (except for the Target Funds) may pay an annual fee of up to 0.10% of the value of the assets in the relevant accounts. The Manager and/or its affiliates may make payments to service agents for the services described in this paragraph on top of the 0.10% that each Fund (except for the Target Funds) may pay to such agents. The aggregate rate of such payments by a Fund and the Manager and/or its affiliates with regard to Class P shares may vary from service agent to service agent and, in certain circumstances, may exceed 0.10% per annum for any individual service agent. For the Target Funds, such services are paid for with a portion of fees payable under the Administration Agreement. Please see “Management of the Trust—Fund Administrator.” These amounts would be in addition to amounts paid to the Trust’s transfer agents or other service providers. Service agents may impose additional or different conditions than the Trust on the purchase, redemption or exchanges of Trust shares by their customers. Service agents may also independently establish and charge their customers transaction fees, account fees and other amounts in connection with purchases, sales and redemption of Trust shares in addition to any fees charged by the Trust. Each service agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases and redemptions. Shareholders who are customers of service agents should consult their service agents for information regarding these fees and conditions. In addition, the Distributor, AllianzGI U.S. and their affiliates may also make payments out of the fees they receive from the Funds and/or their own resources, to financial intermediaries for services that may be deemed to be primarily intended to result in the sale of Class P shares of the Funds. The payments described in this paragraph may be significant to the payors and the payees.

Additional Information About Institutional Class and Administrative Class Shares

Institutional Class and Administrative Class shares of the Trust may also be offered through brokers, other financial intermediaries and other entities, such as benefit or savings plans and their sponsors or service providers (“service agents”), that have established a shareholder servicing relationship with the Trust on behalf of their customers. The Distributor, AllianzGI U.S. and their affiliates may pay, out of the fees they receive from the Funds and/or their own assets, amounts to service agents for providing bona fide shareholder services to shareholders holding Institutional Class and Administrative Class shares through such service agents. Such services may include, but are not limited to, the following: processing and mailing trade confirmations, monthly statements, prospectuses, annual reports, semiannual reports and shareholder notices and other SEC required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations. Service agents may impose additional or different conditions than the Trust on the purchase, redemption or exchanges of Trust shares by their customers. Service agents may also independently establish and charge their customers transaction fees, account fees and other amounts in connection with purchases, sales and redemption of Trust shares in addition to any fees charged by the Trust. Each service agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases and redemptions. Shareholders who are customers of service agents should consult their service agents for information regarding these fees and conditions. In addition, the Distributor, AllianzGI U.S. and their affiliates may also make payments out of the fees they receive from the Funds and/or their own resources, to financial intermediaries for services that may be deemed to be primarily intended to result in the sale of shares of the Funds. The payments described in this paragraph may be significant to the payors and the payees.

Additional Payments to the Distributor

Pursuant to an inter-company agreement between the Distributor and the Manager, the Manager has agreed to pay the Distributor a monthly fee to provide support for the Distributor’s business activities based on a cost plus 5% fee arrangement. Such payments are due and payable out of the past profits and/or other resources available to the Manager.

Purchases, Exchanges and Redemptions

Purchases, exchanges and redemptions of the Trust’s shares are discussed in the Prospectus, under the heading “How to Buy and Sell Shares” and that information is incorporated herein by reference. Certain purchases of the Trust’s shares are subject to a reduction or elimination of sales charges, as summarized in the Prospectus and as described in greater detail below. Variations in sales charges reflect the varying efforts required to sell shares to separate categories of investors.

Certain clients of the Manager whose assets would be eligible for purchase by one or more Funds may purchase shares of the Trust with such assets. Assets so purchased by the Funds will be valued in accordance with procedures adopted by the Board of Trustees.

The minimum initial investment for shares of the Institutional Class, Class P and Administrative Class is $1 million, except that the minimum investment may be modified for certain financial intermediaries that submit trades on behalf of underlying investors. There is no minimum initial investment for plans collectively referred to as “Class R6 Eligible Plans”. Shares of Institutional Class, Class P and Administrative Class held by such Class R6 Eligible Plans must be held through omnibus accounts (either at the benefit plan level, platform level or at the level of the plan’s financial service firm) on the Funds’ records. For omnibus accounts, all minimums apply at the omnibus level and not at the underlying investor level. In addition, the Fund or the Distributor may lower or waive the minimum initial investment for certain categories of investors at their discretion, including for Trustees, officers and current and former employees of the Funds, the Manager and the Distributor and their immediate family members, and trusts or plans primarily for the benefit of such persons. Under an “Employees as Customers” program, the investment minimum may also be lowered or waived for investments in Institutional Class shares by Trustees of the Trust and Allianz Funds and by current and former employees of certain direct and indirect subsidiaries of Allianz SE (including AAMA, Allianz Asset Management of America LLC, AllianzGI U.S., Allianz Global Investors U.S. Holdings LLC and the Distributor and certain of their affiliates) and certain of their family members.

For Class R6 shares, there is no minimum initial investment for Class R6 Eligible Plans and other eligible investors.

To obtain more information about exceptions to the minimum initial investment for Institutional Class, Class R6, Class P and Administrative Class shares, please call the Trust at 1-800-498-5413.

One or more classes of shares of the Funds may not be qualified or registered for sale in all States. Prospective investors should inquire as to whether shares of a particular Fund, or class of shares thereof, are available for offer and sale in their State of domicile or residence. Shares of a Fund may not be offered or sold in any State unless registered or qualified in that jurisdiction, unless an exemption from registration or qualification is available.

As described and subject to any limits in the Prospectus under the caption “How to Buy and Sell Shares- Exchanging Shares” and in this Statement of Additional Information under the section titled “Additional Information About Purchases, Exchanges and Redemptions of Class A, Class C, Class R, Class T, Class R6, Class P, Institutional Class and Administrative Class Shares,” a shareholder (not including a shareholder of Class T shares) may exchange shares of any Fund for shares of the same class of any other series of the Trust that is available for investment or any series of Allianz Funds that is available for investment, on the basis of their respective net asset values. Class T shares have no exchange privilege. This exchange privilege may in the future be extended to cover any “interval” funds that may be established and managed by the Manager and its affiliates. The original purchase date(s) of shares exchanged for purposes of calculating any contingent deferred sales charge will carry over to the investment in the new fund. For example, if a shareholder invests in Class C shares of one fund and 6 months later (when the contingent deferred sales charge upon redemption would normally be 1.00%) exchanges his shares for Class C shares of another fund, no sales charge would be imposed upon the exchange, but the investment in the other Fund would be subject to the 1% contingent deferred sales charge until one year after the date of the shareholder’s investment in the first fund as described herein.

Shares of one class of a Fund (excluding Class T shares) may be exchanged, at a shareholder’s option, directly for shares of another class (including Class T) of the same Fund (an “intra-Fund exchange”), subject to the terms and conditions described below and to such other fees and charges as set forth in the Prospectus (including the imposition or waiver of any sales charge or CDSC), provided that the shareholder for whom the intra-Fund exchange is being requested meets the eligibility requirements of the class into which such shareholder seeks to exchange. For the avoidance of doubt Class T shares may not be exchanged for shares of another class of the same Fund; however, subject to meeting eligibility and other applicable requirements, another share class of a Fund may be exchanged for Class T shares. Additional information regarding the eligibility requirements of different share classes, including investment minimums and intended distribution channels, is provided under “Distribution of Trust Shares” above, and/or in the Prospectus. Shares of a Fund will be exchanged for shares of a different class of the same Fund on the basis of their respective NAVs. Ongoing fees and expenses incurred by a given share class will differ from those of other share classes, and a shareholder receiving new shares in an intra-Fund exchange may be subject to higher or lower total expenses following such exchange. In addition to changes in ongoing fees and expenses, a shareholder receiving new shares in an intra-Fund exchange may be required to pay an initial sales charge (load) or CDSC. Generally, intra-Fund exchanges into Class A or Class T shares will be subject to a Class A or Class T sales charge as applicable unless otherwise noted below, and intra-Fund exchanges out of Class A or Class C shares will be subject to the standard schedule of CDSCs for the share class out of which the shareholder is exchanging, unless otherwise noted below. If Class C shares are exchanged for Class A or Class T shares, a shareholder will be responsible for paying any Class C CDSCs and any applicable Class A or Class T sales charge. With respect to shares subject to a CDSC, if less than all of an investment is exchanged out of one class of a Fund, any portion of the investment exchanged will be from the lot of shares that would incur the lowest CDSC if such shares were being redeemed rather than exchanged. Shareholders generally should not recognize gain or loss for U.S. federal income tax purposes upon such an intra-Fund exchange, provided that the transaction is undertaken and processed, with respect to any shareholder, as a direct exchange transaction. If an intra-Fund exchange incurs a CDSC or sales charge, Fund shares may be redeemed to pay such charge, and that redemption will be taxable. Shareholders should consult their tax advisers as to the federal, state and local or non-U.S. tax consequences of an intra-Fund exchange. In an intra-Fund exchange, the Distributor may, in its discretion, waive the applicable initial sales change or CDSC under certain circumstances, including situations in which a financial intermediary with which the Distributor has an agreement initiates an intra-Fund exchange on behalf of shareholders it services.

Institutional Class shares of a Fund may be exchanged for Administrative Class shares offered by any other Fund or series of Allianz Funds that offers such class of shares, or vice versa, provided that the Institutional Class or Administrative Class shareholder, as the case may be, meets the eligibility requirements of the class into which such shareholder seeks to exchange. Orders for exchanges accepted prior to the time Fund shares are valued on any day the Trust is open for business will be executed at the respective net asset values next determined as of the valuation time for Fund shares on that day. Orders for exchanges received after the time Fund shares are valued on any business day will be executed at the respective net asset values determined as of the valuation time for Fund shares on the next business day.

The Trust and the Manager each reserves the right to refuse exchange purchases (or purchase and redemption and/or redemption and purchase transactions) if, in the judgment of the Trust or the Manager, the transaction would adversely affect a Fund and its shareholders. In particular, a pattern of transactions characteristic of “market timing” strategies may be deemed by the Manager to be detrimental to the Trust or a particular Fund. Although the Trust has no current intention of terminating or modifying the exchange privilege, it reserves the right to do so at any time. Except as otherwise permitted by the SEC, the Trust will give you 60 days’ advance notice if it exercises its right to terminate or materially modify the exchange privilege. Because the Funds will not always be able to detect market timing activity, investors should not assume that the Funds will be able to prevent all market timing or other trading practices that may disadvantage the Funds. For example, it is more difficult for the Funds to monitor trades that are placed by omnibus or other nominee accounts because the broker, retirement plan administrator, fee-based program sponsor or other financial intermediary maintains the record of the applicable Fund’s underlying beneficial owners.

Pursuant to provisions of agreements between the Distributor and participating brokers, introducing brokers, Service Organizations and other financial intermediaries (together, “intermediaries”) that offer and sell shares and/or process transactions in shares of the Funds, intermediaries are required to engage in such activities in compliance with applicable federal and state securities laws and in accordance with the terms of the Prospectus and this Statement of Additional Information. Among other obligations, to the extent an intermediary has actual knowledge of violations of Fund policies (as set forth in the then current Prospectus and this Statement of Additional Information) regarding (i) the timing of purchase, redemption or exchange orders and pricing of Fund shares, or (ii) market timing or excessive short-term trading, the intermediary is required to report such known violations promptly to the Distributor.

Redemptions of Fund shares may be suspended when trading on the New York Stock Exchange is restricted or during an emergency that makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the SEC for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payments for more than seven days, as permitted by law.

The Trust is committed to paying in cash all requests for redemptions by any shareholder of record of the Funds, limited in amount with respect to each shareholder during any 90-day period to the lesser of (i) $250,000, or (ii) 1.00% of the net asset value of the Trust at the beginning of such period. Although the Trust will normally redeem all shares for cash, it may redeem amounts in excess of the lesser of (i) or (ii) above by payment in kind of securities held by the particular Fund. When shares are redeemed in kind, the redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received in the distribution.

Due to the relatively high cost of maintaining smaller accounts, the Trust reserves the right to redeem shares in any account for their then-current value (which will be promptly paid to the investor) if at any time, due to shareholder redemption, the shares in the account do not have a value of at least a specified amount. The applicable minimums and other information about such mandatory redemptions are set forth in the Prospectus or in this Statement of Additional Information under the section titled “Additional Information About Purchases, Exchanges and Redemptions of Class A, Class C, Class R, Class T, Class R6, Class P, Institutional Class and Administrative Class Shares.” The Trust’s Declaration of Trust also authorizes the Trust to redeem shares under certain other circumstances as may be specified by the Board of Trustees.

Redemption Fees

The Funds do not charge a redemption fee.

Additional Information about Purchases, Exchanges and Redemptions of Class A, Class C, Class R, Class T, Class R6, Class P, Institutional Class and Administrative Class Shares

How to Buy Shares

Class A, Class C, Class R, Class T and Class R6 shares of each Fund are continuously offered through the Distributor and through other firms that have dealer agreements with the Distributor (“participating brokers”) or that have agreed to act as introducing brokers for the Distributor (“introducing brokers”). Class P shares are offered primarily through certain asset allocation, wrap fee and other fee-based programs sponsored by broker-dealers and other financial intermediaries. Institutional Class shares are offered primarily for direct investment by investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations, corporations and high net worth individuals. Administrative Class shares are offered primarily through employee benefit plan alliances, broker-dealers, and other intermediaries. The Distributor is an affiliate of AllianzGI U.S. and also a subsidiary of AAMA.

Purchases Through Your Financial Advisor. You may purchase Class A, Class C or Class T shares through a financial advisor.

Purchases By Mail. Investors who wish to invest in Class A shares by mail may send a completed application form along with a check payable to the Allianz Family of Funds at:

Regular Mail:

Allianz Family of Funds

P.O. Box 8050

Boston, MA 02266-8050

Overnight Mail:

Allianz Family of Funds

30 Dan Road

Canton, MA 02021-2809

Investors who wish to invest in Institutional Class, Administrative Class or Class R6 shares by mail may send a completed application form along with a check payable to Allianz Family of Funds to:

Allianz Family of Funds

P.O. Box 219968

Kansas City, MO 64121-9968

(The Distributor does not provide investment advice and will not accept any responsibility for your selection of investments as it does not have access to the information necessary to assess your financial situation.) Shareholders who establish accounts by mail will generally receive individual confirmations of each purchase, redemption, dividend reinvestment, exchange or transfer of Fund shares, including the total number of Fund shares owned as of the confirmation date, except that purchases resulting from the reinvestment of daily-accrued dividends and/or distributions will be confirmed once each calendar quarter. See “Fund Distributions” in the Prospectus. Information regarding direct investment or any other features or plans offered by the Trust may be obtained by calling the Distributor at 1-800-988-8380 or 1-800-498-5413 or by calling your broker.

Purchases are accepted subject to collection of checks at full value and conversion into federal funds. Payment by a check drawn on any member of the Federal Reserve System can normally be converted into federal funds within two business days after receipt of the check. Checks drawn on a non-member bank may take up to 15 days to convert into federal funds. In all cases, the purchase price is based on the net asset value next determined after the purchase order and check are accepted, even though the check may not yet have been converted into federal funds.

The Trust reserves the right to require payment by wire or official U.S. bank check. The Trust generally does not accept payments made by cash, money order, temporary/starter checks, credit cards, traveler’s checks, credit card checks, or checks drawn on non-U.S. banks even if payment may be effected through a U.S. bank.

The Trust or the Distributor may lower or waive the minimum investment amounts for certain categories of investors at their discretion.

Purchases By Telephone. You may elect to purchase shares after enrolling in Fund Link (see “Allianz Funds Fund Link” below). You can purchase fund shares over the phone. To initiate such purchases, call 1-800-988-8380.

Online Purchases. Certain direct shareholders may be able to purchase shares of the Funds online by visiting our website, https://us.allianzgi.com, clicking on the “Account Access” link in the top-right corner of that webpage, and following instructions. Some restrictions may apply.

Purchasing Class R Shares. Class R shares are generally available only to 401(k) plans, 457 plans, existing employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, non-qualified deferred compensation plans, health care benefit funding plans, and other specified benefit plans and accounts whereby the plan or the plan’s financial service firm has an agreement with the Distributor or the Manager to utilize Class R shares in certain investment products or programs (each such plan or account, a “Class R Eligible Plan”). Class R shares are not available to traditional and Roth IRAs, SEPs, SAR-SEPs, SIMPLE IRAs, 403(b)(7) custodial accounts, Coverdell Education Savings Accounts or retail or institutional benefit plans other than those specified above. Additionally, Class R shares are generally available only to Class R Eligible Plans where Class R shares are held on the books of the Funds through omnibus accounts (either at the plan level or the financial services firm level). Although Class R shares may be purchased by a plan administrator directly from the Distributor, specified benefit plans that purchase Class R shares directly from the Distributor must hold their shares in an omnibus account at the benefit plan level. Plan participants may not directly purchase Class R shares from the Distributor.

Purchasing Class C Shares. Class C shares are only available for purchase into accounts that have a broker of record. If you are buying Class C shares directly from the Trust without a broker of record listed on the account, the Trust will treat this request as one to purchase Class A shares at NAV.

Purchasing Class T Shares. Class T shares are sold, and your account must be held, only through financial intermediaries that have an agreement with Fund’s distributor to sell Class T shares. Class T shares may not be purchased directly from the Distributor.

Purchasing Class R6 Shares. Class R6 shares are offered for 401(k) plans, 457 plans, existing employer sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, non-qualified deferred compensation plans, healthcare benefit funding plans and other specified benefit plans whereby the plan or the plan’s broker, dealer or other financial intermediary has an agreement with the Distributor or the Manager to utilize Class R6 shares in certain investment products or programs (each such plan, a “Class R6 Eligible Plan”). Class R6 shares are available only to Class R6 Eligible Plans where Class R6 shares are held on the books of the Fund through omnibus accounts (either at the benefit plan level, platform level or at the level of the plan’s financial service firm). Except as stated below, Class R6 shares are not available to retail or institutional investors that do not qualify as Class R6 Eligible Plans, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, or individual 403(b) plans. Class R6 shares are also available for investment by registered funds and 529 portfolios that are advised or sub-advised by AllianzGI U.S. or its affiliates. Class R6 shares may also be available for investment by Trustees, officers and current and former employees of the Trust, Allianz Funds, AllianzGI U.S. and the Distributor and their affiliates and their immediate family members, and trusts or plans primarily for the benefit of such persons.

Subsequent Purchases of Shares. Subsequent purchases of Class A, Class C, Class R, Class T, Class P, Class R6, Institutional Class and Administrative Class shares can be made as indicated above by mailing a check (to the appropriate address) with a letter describing the investment or (with respect to Class A and Class C shares) with the additional investment portion of a confirmation statement. Except for subsequent purchases through the Allianz Funds Auto-Invest plan, the Allianz Funds Auto-Exchange plan, tax-qualified programs and the Allianz Funds Fund Link referred to below, except during periods when an Automatic Withdrawal Plan is in effect, and except with respect to Class R6 shares of any Fund, the minimum subsequent purchase, unless the minimum has been lowered or waived by the Trust or Distributor at their discretion, in any Fund is $50. There is no minimum subsequent purchase for Class R6 shares of any Fund. All payments should be made payable to Allianz Family of Funds and should clearly indicate the shareholder’s account number. Checks should be mailed to the appropriate address above under “Purchases By Mail.”

Unavailable or Restricted Funds. Certain Funds and/or share classes are not currently offered to the public as of the date of this Statement of Additional Information. Please see the Prospectus for details.

Additional Information About Purchasing Shares. Shares may be purchased at a price equal to their net asset value per share next determined after receipt of an order plus a sales charge, which may be imposed either (i) at the time of the purchase in the case of Class A or Class T shares (the “initial sales charge alternative”) or (ii) by the deduction of an ongoing asset-based sales charge in the case of Class C shares (the “asset-based sales charge alternative”). Class R shares may be purchased at a price equal to their net asset value per share next determined after receipt of an order. In certain circumstances, Class A and Class C shares are also subject to a CDSC. See “Alternative Purchase Arrangements.” Purchase payments for Class C shares are fully invested at the net asset value next determined after acceptance of the trade. Purchase payments for Class A shares, less the applicable sales charge, are invested at the net asset value next determined after acceptance of the trade.

Orders sent to the Trust’s P.O. Box are not deemed “received” until they arrive at the Trust’s facility. This may affect the date on which they are processed.

All purchase orders received by the Trust prior to the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange on a regular business day are processed at that day’s offering price. However, orders received by the Trust after the offering price is determined that day from dealers, brokers or certain retirement plans that have an agreement with the Manager or the Distributor will receive such offering price if the orders were received by the dealer, broker or retirement plan from its customer prior to such determination and were transmitted to and received by the Distributor or the Transfer Agent prior to 9:30 a.m., Eastern time on the next business day. Purchase orders received on a day other than a regular business day will be executed on the next succeeding regular business day. The Distributor, in its sole discretion, may accept or reject any order for purchase of Fund shares. The sale of shares will be suspended on any day on which the New York Stock Exchange is closed and, if permitted by the rules of the SEC, when trading on the New York Stock Exchange is restricted or during an emergency that makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the SEC for the protection of investors.

Minimum Purchase Amounts. Except for purchases through the Allianz Funds Auto-Invest plan, the Allianz Funds Auto-Exchange plan, investments pursuant to the Uniform Gifts to Minors Act, tax-qualified plans and, to the extent agreed to by the Distributor, wrap programs referred to below under “Alternative Purchase Arrangements—Sales at Net Asset Value,” and purchases by certain registered representatives as described below under “Registered Representatives’ Investments,” the minimum initial investment in Class A, Class C or Class T shares of any Fund is $1,000, with a minimum additional investment of $50 per Fund, and there is no minimum initial or additional investment in Class R or Class R6 shares because these classes of shares may only be purchased through omnibus accounts. The minimum initial investment amount for Institutional Class, Administrative Class and Class P shares of any Fund is $1,000,000, unless the minimum has been lowered or waived by the Trust or Distributor at their discretion. There is no minimum initial investment amount for Class R6 shares of any Fund. For information about dealer commissions and other payments to dealers, see “Alternative Purchase Arrangements” below. Persons selling Fund shares may receive different compensation for selling Class A, Class C or Class R shares. Normally, Fund shares purchased through participating brokers are held in the investor’s account with that broker. No share certificates will be issued except, and to the extent, provided in the Prospectus.

Tax-Qualified Specified Benefit and Other Plans. The Distributor makes available specified benefit plan services and documents for Individual Retirement Accounts (IRAs), including Roth IRAs, for which Boston Safe Deposit & Trust Company serves as trustee and for IRA Accounts under the Code. The Distributor makes available services and prototype documents for Simplified Employee Pension Plans (SEP).

For purposes of this section, a “Plan Investor” means any of the following: 401(k) plan, profit-sharing plan, money purchase pension plan, defined benefit plan, 457 plan, existing employer-sponsored 403(b) plan, non-qualified deferred compensation plan, health care benefit funding plan and specified benefit plans and accounts whereby the plan or the plan’s financial service firm has an agreement with the Distributor or the Manager to utilize Class R shares in certain investment products or programs, or other benefit plan specified as such by the Distributor. The term “Plan Investor” does not include an IRA, Roth IRA, SEP IRA, SIMPLE IRA, SAR-SEP IRA, 403(b)(7) custodial account, a Coverdell Education Savings Account or a College Access 529 Plan Account.

The minimum initial investment for all Plan Investors, IRAs, Roth IRAs, SEP IRAs, SIMPLE IRAs, SAR-SEP IRAs and 403(b)(7) custodial accounts are set forth in the table under “Summary of Minimum Investments and Account Size” below. For Plan Investors invested in a Fund through “omnibus” account arrangements, there is no minimum initial investment per plan participant. Instead, there is a minimum initial investment per plan, which is agreed upon by the Distributor and the financial intermediary maintaining the omnibus account. However, any Plan Investor that has existing positions in the Funds and that does not already maintain an omnibus account with a Fund and would like to invest in such Fund is subject to the minimum initial investment set forth in the table under “Minimum Account Size” below.

Allianz Funds Auto-Invest. The Allianz Funds Auto-Invest plan provides for periodic investments into a shareholder’s account with the Trust by means of automatic transfers of a designated amount from the shareholder’s bank account. The minimum investment for eligibility in the Allianz Funds Auto-Invest plan is $1,000 per Fund for Class A and Class C shares and $1,000,000 for Institutional Class shares, unless the minimum has been waived or lowered by the Trust or Distributor at its discretion. Investments may be made monthly or quarterly, and may be in any amount subject to a minimum of $50 per month for each Fund in which shares are purchased through the plan. There is no minimum investment for eligibility in the Allianz Funds Auto-Invest plan for Class R6 shares. Investments in Class R6 shares may be made monthly or quarterly, and may be in any amount. Further information regarding the Allianz Funds Auto-Invest plan is available from the Distributor or participating brokers. You may enroll by completing the appropriate section on the account application, or you may obtain an Auto-Invest application by calling the Distributor or your broker. The use of the Allianz Funds Auto-Invest plan may be limited for certain Funds and/or share classes at the discretion of the Distributor.

Registered Representatives’ Investments. Current registered representatives and other full-time employees of participating brokers or such persons’ spouses or trusts or custodial accounts for their minor children may purchase Class A shares at net asset value without a sales charge. The minimum initial investment in each case is $1,000 per Fund and the minimum subsequent investment is $50.

Uniform Gifts to Minors Act Investments. For investments pursuant to the Uniform Gifts to Minors Act, the minimum initial investment in Class A, Class C and Class T shares of any Fund is $1,000, with a minimum additional investment of $50 per Fund.

Allianz Funds Auto-Exchange. The Allianz Funds Auto-Exchange plan establishes regular, periodic exchanges from one Fund account to another Fund account. The plan provides for regular investments into a shareholder’s account in a specific Fund by means of automatic exchanges of a designated amount from another Fund account of the same class of shares and with identical account registration. Allianz Funds Auto-Exchange is not available for Class T shares.

Exchanges may be made monthly or quarterly, and may be in any amount subject to a minimum of $1,000 to open a new Fund account for Class A and Class C shares and $1,000,000 for Institutional Class shares and $50 for any existing Fund account for which shares are purchased through the plan. With respect to Class R6 shares, exchanges may be made monthly or quarterly, and are not subject to any minimums.

Further information regarding the Allianz Funds Auto-Exchange plan is available from the Distributor at 1-800-988-8380 (for Class A shares, Class C shares and Class R shares), 1-800-498-5413 (for Institutional Class shares, Class R6 shares, Administrative Class shares and Class P shares) or participating brokers. You may enroll by completing an application, which may be obtained from the Distributor or by telephone request at 1-800-988-8380. The use of Allianz Funds Auto-Exchange plan may be limited for certain Funds and/or other share classes at the option of the Distributor, and as set forth in the Prospectus. For more information on exchanges, see “Exchange Privilege.”

Allianz Funds Fund Link. Allianz Funds Fund Link (“Fund Link”) connects your Fund account(s) with a bank account. Fund Link may be used for subsequent purchases and for redemptions and other transactions described under “How to Redeem.” Purchase transactions are effected by electronic funds transfers from the shareholder’s account at a U.S. bank or other financial institution that is an Automated Clearing House (“ACH”) member. Investors may use Fund Link to make subsequent purchases of shares in any amount greater than $50. To initiate such purchases, call 1-800-988-8380. All such calls will be recorded. Fund Link is normally established within 45 days of receipt of a Fund Link application by the Funds’ transfer agent for Class A, Class C, Class T and R shares. The minimum investment by Fund Link is $50 per Fund. Shares will be purchased on the Business Day a purchase order is received in good order by the Transfer Agent, provided the purchase order is received before the close of regular trading on the NYSE. If the purchase order is received after the close of regular trading, the shares will be purchased on the next Business Day.
Fund Link privileges must be requested on the account application. To establish Fund Link on an existing account, complete a Fund Link application, which is available from the Distributor or your broker. Signature Validation from all shareholders of record for the account may be required. See “Signature Validation” below. Such privileges apply to each shareholder of record for the account unless and until the Distributor receives written instructions from a shareholder of record canceling such privileges. Changes of bank account information must be made by completing a new Fund Link application signed by all owners of record of the account, and in certain cases, with all signatures validated. The Distributor, the Transfer Agent and the Fund may rely on any telephone instructions believed to be genuine and will not be responsible to shareholders for any damage, loss or expenses arising out of such instructions. The Fund reserves the right to amend, suspend or discontinue Fund Link privileges at any time without prior notice. Fund Link does not apply to shares held in broker “street name” accounts or in other omnibus accounts.

Signature Validation. When a signature validation is called for, a “Medallion” signature validation or a Signature Validation Program (SVP) stamp will be required. A Medallion signature validation or an SVP stamp may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which is participating in a Medallion program or SVP recognized by the Securities Transfer Association. Signature validations from financial institutions which are not participating in one of these programs will not be accepted. Please note that financial institutions participating in a recognized Medallion program may still be ineligible to provide a signature validation for transactions of greater than a specified dollar amount.

The Trust may change the signature validation requirements from time to time upon notice to shareholders, which may be given by means of a new or supplemented prospectus. In individual cases, the Trust may also waive the signature validation requirements at its discretion. Shareholders should contact the Distributor for additional details regarding the Funds’ signature validation requirements.

Signature validation cannot be provided by a notary public. In addition, corporations, trusts, and other institutional organizations are required to furnish evidence of the authority of the persons designated on the Client Registration Application to effect transactions for the organization.

Account Registration Changes. Changes in registration or account privileges may be made in writing to the Transfer Agent. A Medallion Signature Validation may be required. See “Signature Validation” above. All correspondence must include the account number and must be sent to:

Regular Mail for Class A, Class C, Class R and Class T:

Allianz Family of Funds

P.O. Box 8050

Boston, MA 02266-8050

Regular Mail for Administrative Class, Institutional Class, Class P and Class R6:

Allianz Family of Funds

P.O. Box 219968

Kansas City, MO 64121-9968

Overnight Mail:

Allianz Family of Funds

30 Dan Road

Canton, MA 02021-2809

Transfer on Death Registration. The Distributor may accept “transfer on death” (“TOD”) registration requests from investors. The laws of a state selected by the Distributor in accordance with the Uniform TOD Security Registration Act will govern the registration. The Distributor may require appropriate releases and indemnifications from investors as a prerequisite for permitting TOD registration. The Distributor may from time to time change these requirements (including by changes to the determination as to which state’s law governs TOD registrations).

Minimum Account Size.

Class A, Class C, Class R and Class T Shares. Due to the relatively high cost to the Funds of maintaining small accounts, shareholders are asked to maintain an account balance in each Fund in which the shareholder invests at least the amount necessary to open the type of account involved. If a shareholder’s balance for any Fund is below such minimum for three months or longer, the Fund’s administrator shall have the right (except in the case of retirement accounts) to close that Fund account after giving the shareholder 60 days in which to increase his or her balance. The shareholder’s Fund account will not be liquidated if the reduction in size is due solely to market decline in the value of the shareholder’s Fund shares or if the aggregate value of the shareholder’s accounts (and the accounts of the shareholder’s spouse and his or her children under the age of 21 years), or all of the accounts of an employee benefits plan of a single employer, in Funds of the Trust and Allianz Funds exceeds $50,000.

All Share Classes. Due to the relatively high cost to the Funds of maintaining small accounts, the Manager and the Distributor each reserves the right to assess an annual fee of $15 for any accounts, including fiduciary accounts, with balances that fall below $1,000, subject to the Distributor’s right to make exemptions on a case by case basis.

Additionally, the Manager and the Distributor each reserves the right to cause the Fund to redeem, without any prior notice, an account when the Fund balance falls below $20 for any reason, including solely due to declines in NAV. Fiduciary accounts are exempt from this provision.

Summary of Minimum Investments and Account Size for Class A, Class C and Class T shares. The following table provides a summary of the minimum initial investment, minimum subsequent investment and minimum account size for each type of account (including Specified Benefit Accounts):

Type of Account	Initial Minimum Investment	Subsequent Minimum Investment	Minimum Account Size
Regular/General Retail Accounts	$1,000 per Fund	$50 per Fund	$1,000
IRA	$1,000 per Fund	$50 per Fund	$1,000
Roth IRA	$1,000 per Fund	$50 per Fund	$1,000
UTMA	$1,000 per Fund	$50 per Fund	$1,000
UGMA	$1,000 per Fund	$50 per Fund	$1,000
Auto-Invest	$1,000 per Fund	$50 per Fund	$1,000
Auto-Exchange*	$1,000 per Fund	$50 per Fund	$1,000
SEP IRA established on or before March 31, 2004	$50 per Fund/per participant	$0	$50
SEP IRA established after March 31, 2004	$1,000 per Fund/per participant	$0	$1,000
SIMPLE IRA**	$50 per Fund/per participant	$0	$50
SAR-SEP IRA**	$50 per Fund/per participant	$0	$50
Plan Investors held through omnibus accounts-Plan Level	$0	$0	$0
Participant Level	$0	$0	$0
Plan Investors held through non-omnibus accounts (individual participant accounts) established on or before March 31, 2004	$50 per Fund	$0	$50
Plan Investors held through non-omnibus accounts (individual participant accounts) established after March 31, 2004	$1,000 per Fund	$0	$1,000

*	Auto-Exchange is not available for Class T shares.
**	The minimums apply to existing accounts only. No new SIMPLE-IRA or SAR-SEP IRA accounts are being accepted.

Alternative Purchase Arrangements

The Funds offer investors up to eight classes of shares (Class A, Class C, Class R, Class T, Class P, Class R6, Institutional Class and Administrative Class) in the Prospectus. Class A, Class C and Class T shares bear sales charges in different forms and amounts and bear different levels of expenses, as described below. Class R shares do not bear a sales charge, but are subject to expenses that vary from those levied on Class A, Class C or Class T shares, and are available only to Class R Eligible Plans. Class P shares are offered primarily through certain asset allocation, wrap fee and other fee-based programs sponsored by broker-dealers and other financial intermediaries. Class R6 shares are offered primarily to Class R6 Eligible Plans. Institutional Class shares are offered to pension and profit sharing plans, employee benefit trusts, endowments, foundations, corporations and other high net worth individuals. Administrative Class shares are offered primarily through employee benefit plan alliances, broker-dealers and other intermediaries. Similar to Class R shares, Class P, Class R6, Institutional Class and Administrative Class shares are sold without a sales charge and have different expenses than Class A, Class C, Class R and Class T shares. As a result of lower sales charges and/or operating expenses, Class P, Class R6, Institutional Class and Administrative Class shares are generally expected to achieve higher investment returns than Class A, Class C, Class R or Class T shares. To obtain more information about the other classes of shares, please call the Trust at 1-800-498-5413 (for Institutional Class, Class R6, Administrative Class, and Class P shares) or the Distributor at 1-800-988-8380 (for Class A, Class C, Class R and Class T shares).

The alternative purchase arrangements described in the “How to Buy and Sell Shares” section of the Prospectus and in this Statement of Additional Information are designed to enable a retail investor to choose the method of purchasing Fund shares that is most beneficial to the investor based on all factors to be considered, including the amount and intended length of the investment, the particular Fund and whether the investor intends to exchange shares for shares of other Funds. Generally, when making an investment decision, investors should consider the anticipated life of an intended investment in the Funds, the size of the investment, the accumulated distribution and servicing fees plus CDSCs on Class C shares, the initial sales charge plus accumulated servicing fees on Class A shares and Class T shares (plus a CDSC for Class A shares in certain circumstances), the possibility that the anticipated higher return on Class A and Class T shares due to the lower ongoing charges will offset the initial sales charge paid on such shares and the difference in the CDSCs applicable to Class A and Class C shares.

Investors should understand that initial sales charges, servicing and distribution fees and CDSCs are all used directly or indirectly to fund the compensation of financial intermediaries that sell Fund shares. Depending on the arrangements in place at any particular time, a financial intermediary may have a financial incentive for recommending a particular share class over other share classes.

Class A. The initial sales charge alternative (Class A) might be preferred by investors purchasing shares of sufficient aggregate value to qualify for reductions in the initial sales charge applicable to such shares. Similar reductions are not available on the asset-based sales charge alternative (Class C). Class A shares are subject to a servicing fee but are not subject to a distribution fee and, accordingly, such shares are expected to pay correspondingly higher dividends on a per share basis. However, because initial sales charges are deducted at the time of purchase, not all of the purchase payment for Class A shares is invested initially. Class C shares might be preferable to investors who wish to have all purchase payments invested initially, although remaining subject to higher distribution and servicing fees and, for certain periods, being subject to a CDSC. An investor who qualifies for an elimination of the Class A initial sales charge should also consider whether he or she anticipates redeeming shares in a time period that will subject such shares to a CDSC as described below. See generally “Classes of Shares” in the Prospectus.

Class C. Class C shares might be preferred by investors who intend to purchase shares that are not of sufficient aggregate value to qualify for Class A sales charges of 1% or less and who wish to have all purchase payments invested initially. See “Asset-Based Sales Charge Alternative—Class C Shares” below.

The maximum purchase of Class C shares of a Fund in a single purchase is $499,999. If an investor intends to purchase Class C shares: (i) for more than one Fund and the aggregate purchase price for all such purchases will exceed $499,999 (or, in the case of the Short Duration High Income Fund, $249,999) for Class C shares or (ii) for one Fund in a series of transactions and the aggregate purchase amount will exceed $499,999 (or, in the case of the Short Duration High Income Fund, $249,999) for Class C shares, then in either such event the investor should consider whether purchasing another share class may be in the investor’s best interests. The Funds may refuse any order to purchase shares. See generally “Classes of Shares” in the Prospectus.

Except as described below, for sales of Class C shares made and services rendered to Class C shareholders, the Distributor expects to make payments to participating brokers, at the time the shareholder purchases Class C shares, of 1.00% (representing 0.75% distribution fees and 0.25% servicing fees) of the purchase amount for all Funds. For sales of Class C shares made to participants making periodic purchases of not less than $50 through certain employer sponsored savings plans that are clients of a broker-dealer with which the Distributor has an agreement with respect to such purchases, no payments are made at the time of purchase. For Class C shares, the Distributor expects to make annual payments to participating brokers at the rate of 1.00% for all Funds. This change will not impact the Rule 12b-1 fees or other fees or expenses paid by shareholders. Financial intermediaries that receive distribution and/or service fees may in turn pay and/or reimburse all or a portion of these fees to their customers. During such periods as may from time to time be designated by the Distributor, the Distributor will pay an additional amount of up to 0.50% of the purchase price on sales of Class C shares of all or selected Funds purchased to each participating broker that obtains purchase orders in amounts exceeding thresholds established from time to time by the Distributor.

The Class C CDSC is currently waived in connection with certain redemptions as described under “Classes of Shares” in the Prospectus. For more information about the Class C CDSC, contact the Distributor at 1-800-988-8380.

Class R. Only Class R Eligible Plans may purchase Class R shares. Class R shares might be preferred by a Class R Eligible Plan that intends to invest retirement plan assets held through omnibus accounts and does not intend to purchase shares of sufficient aggregate value to qualify for sales charge reductions applicable to Class A shares. Class R shares are preferable to Class C shares because Class R shares are not subject to a CDSC and are subject to lower aggregate distribution and/or service (12b-1) fees and may be preferable to Class A shares because Class R shares are not subject to the initial sales charge imposed on Class A shares.

Class T. Class T might be preferred by investors purchasing shares of sufficient aggregate value to qualify for reductions in the initial sales charge applicable to such shares. Similar reductions are not available on the asset-based sales charge alternative (Class C). Class T shares are subject to a servicing fee but are not subject to a distribution fee and, accordingly, such shares are expected to pay correspondingly higher dividends on a per share basis. However, because initial sales charges are deducted at the time of purchase, not all of the purchase payment for Class T shares is invested initially. Class C shares might be preferable to investors who wish to have all purchase payments invested initially, although remaining subject to higher distribution and servicing fees.

In determining which class of shares to purchase, an investor should always consider whether any waiver or reduction of a sales charge or a CDSC is available. See generally “Classes of Shares” in the Prospectus.

For a description of the Distribution and Servicing Plans and distribution and servicing fees payable thereunder with respect to Class A, Class C, Class R and Class T shares, see “Distribution and Servicing (12b-1) Plans—Class A, Class C, Class R and Class T shares” in the Prospectus.

Information For All Share Classes. Brokers and other financial intermediaries provide varying arrangements for their clients to purchase and redeem Fund shares. Some may establish higher minimum investment requirements than set forth above. Firms may arrange with their clients for other investment or administrative services and may independently establish and charge transaction fees and/or other additional amounts to their clients for such services, which charges would reduce clients’ return. Firms also may hold Fund shares in nominee or street name as agent for and on behalf of their customers. In such instances, the Trusts’ Transfer Agent will have no information with respect to or control over accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their broker. In addition, certain privileges with respect to the purchase and redemption of shares or the reinvestment of dividends may not be available through such firms. Some firms may participate in a program allowing them access to their clients’ accounts for servicing including, without limitation, transfers of registration and dividend payee changes; and may perform functions such as generation of confirmation statements and disbursement of cash dividends.

Exchange Privilege

Except with respect to exchanges for shares of Funds for which sales may be suspended to new investors or as provided in the Prospectus or in this Statement of Additional Information, a shareholder may exchange Class A, Class C and Class R shares of any Fund for the same class of shares of any other Fund in an account with identical registration on the basis of their respective net asset values. For Class R shares, specified benefit plans may also limit exchanges to Funds offered as investment options in the plan and exchanges may only be made through the plan administrator. Shares of one Class of a Fund may also be exchanged directly for shares of another class of the same Fund, as described (and subject to the conditions and restrictions set forth) under “Distribution of Trust Shares—Purchases, Exchanges and Redemptions” in this Statement of Additional Information. There are currently no other exchange fees or charges. Exchanges are subject to any minimum initial purchase requirements for each share class of each Fund, except with respect to exchanges effected through the Trusts’ Auto-Exchange plan. An exchange may constitute a taxable sale for U.S. federal income tax purposes.

Investors who maintain their account with the Distributor may exchange shares by a written exchange request sent to Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050, Allianz Family of Funds, PO Box 219968, Kansas City, MO 64121-9968 or, unless the investor has specifically declined telephone exchange privileges on the account application or elected in writing not to utilize telephone exchanges, by a telephone request to the Distributor at 1-800-988-8380. Each Trust will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and may be liable for any losses due to unauthorized or fraudulent instructions if it fails to employ such procedures. Each Trust will require a form of personal identification prior to acting on a caller’s telephone instructions, will provide written confirmations of such transactions and will record telephone instructions. Exchange forms are available from the Distributor at 1-800-988-8380 and may be used if there will be no change in the registered name or address of the shareholder. Telephone exchanges for all Funds may be made between 9:00 a.m., Eastern time and the close of regular trading (normally 4:00 p.m., Eastern time) on the NYSE on any day the Exchange is open (generally weekdays other than normal holidays).

The Trusts reserve the right to refuse exchange purchases (or purchase and redemption and/or redemption and purchase transactions) if, in the judgment of the Manager, such transaction would adversely affect a Fund and its shareholders. In particular, a pattern of transactions characteristic of “market timing” strategies may be deemed by the Manager to be detrimental to a Trust or a particular Fund. Except as described below, although the Trusts have no current intention of terminating or modifying the exchange privilege, each reserves the right to do so at any time. Except as otherwise permitted by the SEC, each Trust will give 60 days’ advance notice to shareholders of any termination or material modification of the exchange privilege. Because the Funds will not always be able to detect market timing activity, investors should not assume that the Funds will be able to detect or prevent all market timing or other trading practices that may disadvantage the Funds. For example, it is more difficult for the Funds to monitor trades that are placed by omnibus or other nominee accounts because the broker, retirement plan administrator, fee-based program sponsor or other financial intermediary maintains the record of the applicable Fund’s underlying beneficial owners. For further information about exchange privileges, contact your participating broker or call the Distributor at 1-800-988-8380 (for Class A shares, Class C shares, Class R shares and Class T shares) or 1-800-498-5413 (for Institutional Class shares, Class R6 shares, Administrative Class shares and Class P shares).

With respect to Class A shares subject to a CDSC or Class C shares, if less than all of an investment is exchanged out of a Fund, any portion of the investment exchanged will be from the lot of shares that would incur the lowest CDSC if such shares were being redeemed rather than exchanged.

Except as otherwise disclosed in the Prospectus, shares that are received in an exchange will be subject to the same CDSC as the shares exchanged. For example, Class C shares that have a twelve-month CDSC period received in exchange for Class C shares that have an eighteen-month CDSC period will have the same CDSC period as the shares exchanged (in this case, eighteen months). Note, however, effective January 1, 2010, any Class C shares owned on that date or purchased thereafter will only be subject to a CDSC if redeemed during the first twelve months.

Shareholders should take into account the effect of any exchange on the applicability of any CDSC that may be imposed upon any subsequent redemption.

Investors may also select the Allianz Funds Auto-Exchange plan, which establishes automatic periodic exchanges. For further information on automatic exchanges see “How to Buy Shares—Allianz Funds Auto-Exchange” above.

How to Redeem

Redemptions of Class A, Class C, Class R or Class T Shares.

Class A, Class C, Class R or Class T shares may be redeemed through a participating broker, by telephone, by submitting a written redemption request directly to the Transfer Agent (for non-broker accounts) or through an Automatic Withdrawal Plan or Allianz Funds Fund Link, if available. Class R shares may be redeemed only through the plan administrator, and not directly by the plan participant.

A CDSC may apply to a redemption of Class A or Class C shares. See “Alternative Purchase Arrangements” above. Shares are redeemed at their net asset value next determined after a redemption request has been received as described below, less any applicable CDSC. There is no charge by the Distributor (other than an applicable CDSC) with respect to a redemption; however, a participating broker who processes a redemption for an investor may charge customary commissions for its services (which may vary). Dealers and other financial services firms are obligated to transmit orders promptly. Requests for redemption received by dealers or other firms prior to the close of regular trading (normally 4:00 p.m., Eastern time) on the NYSE on a regular business day and received by the Distributor prior to the close of the Distributor’s business day will be confirmed at the net asset value effective at the closing of the Exchange on that day, less any applicable CDSC.

Other than an applicable CDSC, a shareholder will not pay any special fees or charges to a Trust or the Distributor when the shareholder sells his or her shares. However, if a shareholder sells his or her shares through a broker, dealer or other financial intermediary, that firm may charge the shareholder a commission or other fee for processing the shareholder’s redemption request.

Redemptions of Fund shares may be suspended when trading on the NYSE is restricted or during an emergency that makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the SEC for the protection of investors. Under these and other unusual circumstances, the Trusts may suspend redemptions or postpone payments for more than seven days, as permitted by law.

Direct Redemption. A shareholder’s original account application permits the shareholder to redeem by written request and by telephone (unless the shareholder specifically elects not to utilize telephone redemptions) and to elect one or more of the additional redemption procedures described below. A shareholder may change the instructions indicated on his original account application, or may request additional redemption options, only by transmitting a written direction to the Transfer Agent. Requests to institute or change any of the additional redemption procedures may require a signature validation.

Redemption proceeds will normally be mailed to the redeeming shareholder within seven days or, in the case of wire transfer or Fund Link redemptions, sent to the designated bank account within one business day. Fund Link redemptions may be received by the bank on the second or third business day. In cases where shares have recently been purchased by personal check, redemption proceeds may be withheld until the check has been collected, which may take up to 15 days. To avoid such withholding, investors should purchase shares by certified or bank check or by wire transfer.

Written Requests. To redeem shares in writing (whether or not represented by certificates), a shareholder must send the following items to the Allianz Family of Funds, at P.O. Box 8050, Boston, MA 02266-8050:

(1)	a written request for redemption signed by all registered owners exactly as the account is registered on the Transfer Agent’s records, including fiduciary titles, if any, and specifying the account number and the dollar amount or number of shares to be redeemed;

(2)	for certain redemptions described below, a validation of all signatures on the written request or on the share certificate or accompanying stock power, if required, as described under “How to Buy Shares—Signature Validation”; and

(3)	any additional documents that may be required by the Transfer Agent for redemption by corporations, partnerships or other organizations, executors, administrators, trustees, custodians or guardians, or if the redemption is requested by anyone other than the shareholder(s) of record.

Transfers of shares are subject to the same requirements. A signature validation is not required for a redemption requested by and payable to all shareholders of record for the account that is to be sent to the address of record for that account. To avoid delay in redemption or transfer, shareholders having any questions about these requirements should contact the Transfer Agent in writing or call the Distributor at 1-800-988-8380 before submitting a request. Redemption or transfer requests will not be honored until all required documents have been completed by the shareholder and received by the Transfer Agent. This redemption option does not apply to shares held in broker “street name” accounts. Shareholders whose shares are held in broker “street name” accounts must redeem through their broker. Plan participants must redeem through their plan administrator.

Orders sent to the Distributor’s P.O. Box are not deemed “received” until they arrive at the Distributor’s facility. This may affect the date on which they are processed.

If the proceeds of the redemption (i) are to be paid to a person other than the record owner, (ii) are to be sent to an address other than the address of the account on the Transfer Agent’s records or (iii) are to be paid to a corporation, partnership, trust or fiduciary, the signature(s) on the redemption request and on the certificates, if any, or stock power must be guaranteed as described above, except that the Distributor may waive the signature validation requirement for redemptions up to $2,500 by a trustee of a qualified specified benefit plan, the administrator for which has an agreement with the Distributor.

Telephone Redemptions. Each Trust accepts telephone requests for redemption of shares, except for investors who have specifically declined telephone redemption privileges on the account application or elected in writing not to utilize telephone redemptions. The proceeds of a telephone redemption will be sent to the record shareholder at his address of record. Telephone redemptions will not be accepted during the 30-day period following any change in an account’s address of record unless the redemption instruction was made with a written authorization with a signature validation. See “How to Buy Shares—Signature Validation.” This redemption option does not apply to shares held in broker “street name” accounts. Shareholders whose shares are held in broker “street name” accounts must redeem through their broker. Plan participants must redeem through their plan administrator.

By completing an account application, an investor agrees that the Trust, the Distributor and the Transfer Agent shall not be liable for any loss incurred by the investor by reason of the Trust accepting unauthorized telephone redemption requests for his account if the Trust reasonably believes the instructions to be genuine. Thus, shareholders risk possible losses in the event of a telephone redemption not authorized by them. Each Trust may accept telephone redemption instructions from any person identifying himself as the owner of an account or the owner’s broker where the owner has not declined in writing to utilize this service. Each Trust will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and may be liable for any losses due to unauthorized or fraudulent instructions if it fails to employ such procedures. Each Trust will require a form of personal identification prior to acting on a caller’s telephone instructions, will provide written confirmations of such transactions and will record telephone instructions.

A shareholder making a telephone redemption should call the Distributor at 1-800-988-8380 and state (i) the name of the shareholder as it appears on the Transfer Agent’s records, (ii) his account number with the Trust, (iii) the amount to be withdrawn and (iv) the name of the person requesting the redemption. Usually the proceeds are sent to the investor on the next Trust business day after the redemption is effected, provided the redemption request is received prior to the close of regular trading (normally 4:00 p.m., Eastern time) on the NYSE that day. If the redemption request is received after the close of the NYSE, the redemption is effected on the following Trust business day at that day’s net asset value and the proceeds are usually sent to the investor on the second following Trust business day. Each Trust reserves the right to terminate or modify the telephone redemption service at any time. During times of severe disruptions in the securities markets, the volume of calls may make it difficult to redeem by telephone, in which case a shareholder may wish to send a written request for redemption as described under “Written Requests” above. Telephone communications may be recorded by the Distributor or the Transfer Agent.

Online Redemptions. Certain direct shareholders may be able to redeem shares of the Funds online by visiting our website, https://us.allianzgi.com, clicking on the “Account Access” link in the top-right corner of that webpage, and following instructions. Some restrictions may apply.

Fund Link Redemptions. If a shareholder has established Fund Link, the shareholder may redeem shares by telephone and have the redemption proceeds sent to a designated account at a financial institution. Fund Link is normally established within 45 days of receipt of a Fund Link application by the Transfer Agent. To use Fund Link for redemptions, call the Distributor at 1-800-988-8380 (for Class A shares, Class C shares, Class R shares and Class T shares) or 1-800-498-5413 (for Institutional Class shares, Class R6 shares, Administrative Class shares and Class P shares). Subject to the limitations set forth above under “Telephone Redemptions,” the Distributor, a Trust and the Transfer Agent may rely on instructions by any registered owner believed to be genuine and will not be responsible to any shareholder for any loss, damage or expense arising out of such instructions. Requests received by the Transfer Agent prior to the close of regular trading (normally 4:00 p.m., Eastern time) on the NYSE on a business day will be processed at the net asset value on that day and the proceeds (less any CDSC applicable to Class A or Class C shares) will normally be sent to the designated bank account on the following business day and received by the bank on the second or third business day. If the redemption request is received after the close of regular trading on the NYSE, the redemption is effected on the following business day. Shares purchased by check may not be redeemed through Fund Link until such shares have been owned (i.e., paid for) for at least 15 days. Fund Link may not be used to redeem shares held in certificated form.

Changes in bank account information must be made by completing a new Fund Link application, signed by all owners of record of the account, and in certain cases, with all signatures validated. See “How to Buy Shares—Signature Validation.” See “How to Buy Shares—Allianz Funds Fund Link” for information on establishing the Fund Link privilege. Any of the Trusts may terminate the Fund Link program at any time without notice to its shareholders. This redemption option does not apply to shares held in broker “street name” accounts. Shareholders whose shares are held in broker “street name” accounts must redeem through their broker. Plan participants must redeem through their plan administrator. Fund Link may not be available to all Funds and/or share classes at the option of the Distributor.

Redemptions. A shareholder may redeem shares by telephone automatically by calling 1-800-988-8380 (Class A, Class C, Class R and Class T) or 1-800-498-5413 (Class P, Institutional Class, Class R6 and Administrative Class) and the Fund will send the proceeds directly to the shareholder’s Fund bank account. Please refer to “How to Redeem” for details. Plan participants must process their transactions through their plan administrator.

Expedited Wire Transfer Redemptions. If a shareholder has given authorization for expedited wire redemption, shares can be redeemed and the proceeds sent by federal wire transfer to a single previously designated bank account. Requests received by a Trust prior to the close of the New York Stock Exchange will result in shares being redeemed that day at the next determined net asset value (less any CDSC, if applicable). Normally the proceeds will be sent to the designated bank account the following business day. The bank must be a member of the Federal Reserve wire system. Delivery of the proceeds of a wire redemption request may be delayed by the Trust for up to seven days if the Distributor deems it appropriate under then current market and other conditions. Once authorization is on file with a Trust, such Trust will honor requests by any person identifying himself as the owner of an account or the owner’s broker by telephone at 1-800-988-8380 or by written instructions. A Trust cannot be responsible for the efficiency of the Federal Reserve wire system or the shareholder’s bank. None of the Trusts currently charge for wire transfers. The shareholder is responsible for any charges imposed by the shareholder’s bank. The minimum amount that may be wired is $2,500. Each Trust reserves the right to change this minimum or to terminate the wire redemption privilege. Shares purchased by check may not be redeemed by wire transfer until such shares have been owned (i.e., paid for) for at least 15 days. Expedited wire transfer redemptions may be authorized by completing a form available from the Distributor. Wire redemptions may not be used to redeem shares in certificated form. To change the name of the single bank account designated to receive wire redemption proceeds, it is necessary to send a written request. Signature validation may be required and the request must be forwarded to the Allianz Family of Funds, P.O. Box 8050, Boston, MA 02266-8050. See “How to Buy Shares—Signature Validation.” This redemption option does not apply to shares held in broker “street name” accounts. Shareholders whose shares are held in broker “street name” accounts must redeem through their broker. Plan participants must redeem through their plan administrator.

Certificated Shares. The Trust currently does not, and has no intention to, issue share certificates. If it does so in the future, to redeem shares for which certificates have been issued, the certificates must be mailed to or deposited with the Trust, duly endorsed or accompanied by a duly endorsed stock power or by a written request for redemption. Signatures must be validated as described under “How to Buy Shares—Signature Validation,” above. Further documentation may be requested from institutions or fiduciary accounts, such as corporations, custodians (e.g., under the Uniform Gifts to Minors Act), executors, administrators, trustees or guardians (“institutional account owners”). The redemption request and stock power must be signed exactly as the account is registered, including indication of any special capacity of the registered owner.

Automatic Withdrawal Plan. An investor who owns or buys shares of a Fund having a net asset value of $10,000 or more may open an Automatic Withdrawal Plan and have a designated sum of money paid monthly (or quarterly) to the investor or another person. Such a plan may be established by completing the appropriate section of the account application or by obtaining an Automatic Withdrawal Plan application from the Distributor or your broker. If an Automatic Withdrawal Plan is set up after the account is established providing for payment to a person other than the record shareholder or to an address other than the address of record, a signature validation is required. See “How to Buy Shares—Signature Validation.” In the case of Uniform Gifts to Minors or Uniform Transfers to Minors accounts, the application must state that the proceeds will be for the beneficial interest of the minor. Class A, Class C and Class T shares of any Fund are deposited in a plan account and all distributions are reinvested in additional shares of the particular class of the Fund at net asset value. Shares in a plan account are then redeemed at net asset value (less any CDSC applicable to Class A or Class C shares) to make each withdrawal payment. Any applicable CDSC may be waived for certain redemptions under an Automatic Withdrawal Plan. See “Reductions and Waivers of Initial Sales Charges and CDSCs” in the Prospectus.

Redemptions for the purpose of withdrawals are ordinarily made on the business day selected by the investor at that day’s closing net asset value. Checks are normally mailed on the following business day. If the date selected by the investor falls on a weekend or holiday, the Transfer Agent will normally process the redemption on the preceding business day. Payment will be made to any person the investor designates; however, if the shares are registered in the name of a trustee or other fiduciary, payment will be made only to the fiduciary, except in the case of a profit-sharing or pension plan where payment will be made to the designee. As withdrawal payments may include a return of principal, they cannot be considered a guaranteed annuity or actual yield of income to the investor. The redemption of shares in connection with an Automatic Withdrawal Plan may result in a gain or loss for tax purposes. Continued withdrawals in excess of income will reduce and possibly exhaust invested principal, especially in the event of a market decline. The maintenance of an Automatic Withdrawal Plan concurrently with purchases of additional shares of the Fund would be disadvantageous to the investor because of the CDSC that may become payable on such withdrawals in the case of Class A or Class C shares and because of the initial sales charge in the case of Class A and Class T shares. For this reason, an investor may not maintain a plan for the accumulation of shares of the Fund (other than through reinvestment of distributions) and an Automatic Withdrawal Plan at the same time. The Trusts or the Distributor may terminate or change the terms of the Automatic Withdrawal Plan at any time.

Because the Automatic Withdrawal Plan may involve erosion of capital, investors should consider carefully with their own financial advisors whether the plan and the specified amounts to be withdrawn are appropriate in their circumstances. The Trusts and the Distributor make no recommendations or representations in this regard.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Board of Trustees has adopted, on behalf of the Funds, policies and procedures relating to disclosure of a Fund’s portfolio securities. These policies and procedures are designed to protect the confidentiality of each Fund’s portfolio holdings information and to prevent the selective disclosure of such information. These policies and procedures may be modified at any time with the approval of the Board of Trustees.

Each Fund may disclose portfolio holdings information as required by applicable law or as requested by governmental authorities. In addition, AllianzGI U.S. will post portfolio holdings information on its website at us.allianzgi.com. This website will contain each Fund’s complete schedule of portfolio holdings as of the last day of the most recent month end. AllianzGI U.S. will post this information on the website approximately thirty (30) calendar days after a month’s end, and such information will remain accessible on the website until the Funds file a Form N-Q or Form N-CSR on the SEC’s EDGAR website for the period that includes the date of the information. AllianzGI U.S. also may post the largest ten holdings of a Fund and certain portfolio characteristics, such as sector and country breakdowns, on the website on a monthly basis approximately fifteen (15) calendar days after a month’s end, and may post attribution information with the five best-performing and five worst-performing positions for a Fund on the website on a quarterly basis approximately fifteen (15) calendar days after a quarter’s end. For each portfolio security (not including cash positions), the posted information will include such information about each holding as may be determined by the Manager from time to time. If a Fund’s portfolio holdings information is disclosed to the public (either through a filing on the SEC’s EDGAR website or otherwise) before the disclosure of that information on the Manager’s website, the Fund may post such information on the Manager’s website.

Portfolio holdings of each Fund will also be disclosed on a quarterly basis on forms required to be filed with the SEC as follows: (i) portfolio holdings as of the end of each fiscal year ending September 30 will be filed as part of the annual report filed on Form N-CSR; (ii) portfolio holdings as of the end of the fiscal quarter ending December 31 will be filed on Form N-Q; (iii) portfolio holdings as of the end of the six-month period ending March 31 will be filed as part of the semiannual report filed on Form N-CSR; and (iv) portfolio holdings as of the end of the fiscal quarter ending June 30 will be filed on Form N-Q. The Trust’s Form N-CSRs and Form N-Qs will be available on the SEC’s website at www.sec.gov.

Disclosure of a Fund’s portfolio holdings information that is not publicly available (“Confidential Portfolio Information”) may be made to the Manager or to the Fund’s principal underwriter or Allianz Asset Management of America L.P., its subsidiaries and advisory affiliates who provide services to the Funds (including to personnel of the Manager involved in the management of affiliated funds-of-funds, Section 529 plan portfolios and institutional accounts that invest in affiliated funds). In addition, to the extent permitted under applicable law, the Manager may distribute (or authorize the custodian or principal underwriter to distribute) Confidential Portfolio Information to the relevant Fund’s service providers (such as custodial services, pricing services, proxy voting services, accounting and auditing services and research and trading services) that require access to such information in order to fulfill their contractual duties with respect to the Fund (“Service Providers”) and to facilitate the review of a Fund by certain mutual fund analysts and ratings agencies (such as Morningstar and Lipper Analytical Services) (“Rating Agencies”); provided that such disclosure is limited to the information that the Manager believes is reasonably necessary in connection with the services to be provided. Except to the extent permitted under the Funds’ portfolio holdings disclosure policies and procedures, Confidential Portfolio Information may not be disseminated for compensation or other consideration.

Before any disclosure of Confidential Portfolio Information to Service Providers or Rating Agencies is permitted, the Manager’s Chief Compliance Officer (or persons designated by the Manager’s Chief Compliance Officer) must determine that, under the circumstances, disclosure is in or not opposed to the best interests of the relevant Fund’s shareholders. Furthermore, the recipient of Confidential Portfolio Information by a Service Provider or Rating Agency must be subject to a written confidentiality agreement or other duty of confidentiality that prohibits any trading upon the Confidential Portfolio Information.

The Funds have ongoing arrangements to make Confidential Portfolio Information available to the following Service Providers or Rating Agencies.

Name of Vendor	Type of Service	Frequency	Lag Time
Bloomberg	Trading system, trade execution analysis and compliance monitoring	daily	n/a

Ernst & Young LLP	Independent registered public accounting firm	varied	n/a

FactSet	Analytics and portfolio attribution	daily	n/a

Sales Force-Chatter	Research Database	daily	n/a

IDS GmbH	Analysis and reporting services	daily	n/a

MetroProof Inc.	Proofreading services	varied	n/a

Institutional Shareholder Services	Proxy Voting	daily	n/a

Plexus ITG	Execution analysis	daily	n/a

Northern Trust	Back-office Outsourcing Service Provider	daily	n/a

PricewaterhouseCoopers LLP	Independent registered public accounting firm	varied	n/a

Ropes & Gray LLP	Legal counsel	varied	n/a

Securities Class Action Services	Class Action	monthly	2 weeks

Simpson Thacher & Bartlett LLP	Legal counsel	varied	n/a

State Street Bank and Trust Co.	Custodial and compliance services	daily	n/a

StarCompliance	Personal trading and insider trading monitoring	daily	n/a

Markit	Valuation services	varied	n/a

Exceptions to these procedures may only be made if the Trust’s Treasurer and Chief Compliance Officer determine that, under the circumstances, such exceptions are in or not opposed to the best interests of the Funds and if the recipients are subject to a confidentiality agreement or other duty of confidentiality that prohibits any trading upon the Confidential Portfolio Information. All exceptions must be reported to the Board of Trustees at its next regularly scheduled meeting.

In addition, the Manager may provide investment recommendations to the managers or sponsors of managed or “wrap” accounts (collectively, a “non-discretionary accounts”), usually in the form of a “model” portfolio. To the extent a nondiscretionary account employs investment strategies that are substantially similar or identical to those employed by a Fund, the Manager’s portfolio recommendations to the non-discretionary account may result in portfolio holdings that are substantially similar and, in certain cases, nearly identical, to those of the Fund. As a result, any persons with access to portfolio holdings information regarding such a non-discretionary account may indirectly acquire information about the portfolio holdings of, or transactions by, the Fund with similar or identical portfolio holdings.

The Investment Managers shall have primary responsibility for ensuring that a Fund’s portfolio holdings information is only disclosed in accordance with the policies described above. As part of this responsibility, the Investment Managers must maintain such internal informational barriers as they believe are reasonably necessary for preventing the unauthorized disclosure of Confidential Portfolio Information.

Other registered investment companies that are advised or sub-advised by the Manager may be subject to different portfolio holdings disclosure policies, and neither the Manager nor the Board of Trustees of the Trust exercises control over such policies or disclosure. In addition, separate account clients of the Manager have access to their portfolio holdings and are not subject to the Funds’ portfolio holdings disclosure policies. Some of the registered investment companies that are advised or sub-advised by the Manager and some of the separate accounts managed by the Manager have investment objectives and strategies that are substantially similar or identical to the Funds’, and therefore potentially substantially similar, and in certain cases nearly identical, portfolio holdings, as certain Funds.

Non-Specific Information. The Funds or the Manager may distribute non-specific information about the Funds and/or summary information about the Funds at any time. Such information will not identify any specific portfolio holding, but may reflect, among other things, the quality or character of a Fund’s holdings.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Investment Decisions and Portfolio Transactions

Investment decisions for the Trust and for the other investment management clients of the Manager are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved (including the Trust). Some securities considered for investment by the Funds may also be appropriate for other clients served by the Manager. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. If a purchase or sale of securities consistent with the investment policies of a Fund and one or more of these clients is considered at or about the same time, transactions in such securities will be allocated among the Fund and clients in a manner deemed fair and reasonable by the Manager. Particularly when investing in less liquid or illiquid securities of smaller capitalization companies, such allocation may take into account the asset size of a Fund in determining whether the allocation of an investment is suitable. As a result, larger funds may become more concentrated in more liquid securities than smaller funds or private accounts of the Manager pursuing a small capitalization investment strategy, which could adversely affect performance. The Manager may aggregate orders for the Funds with simultaneous transactions entered into on behalf of its other clients so long as price and transaction expenses are averaged either for the portfolio transaction or for that day. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security and the transactions are therefore aggregated, in which event each day’s aggregated transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner that, in the Manager’s opinion, is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients, including the Funds. Conflicts may arise that potentially limit a Fund’s investment opportunities when the Fund and other clients invest in different parts of an issuer’s capital structure, such as when the Fund owns senior debt obligations of an issuer and other clients own junior tranches of the same issuer. These conflicts may be exacerbated when securities are involved in bankruptcy restructuring or similar processes. In such circumstances, decisions over whether to trigger an event of default, over the terms of any workout, or how to exit an investment may result in conflicts of interest. In order to minimize such conflicts, a portfolio manager may avoid certain investment opportunities that would potentially give rise to conflicts with other clients or the Manager may enact internal procedures designed to minimize such conflicts, which could have the effect of limiting a Fund’s investment opportunities.

In addition, as noted above under “Disclosure of Portfolio Holdings,” the Manager may provide investment recommendations to the managers or sponsors of non-discretionary accounts, and the Manager’s portfolio recommendations to such a non-discretionary account may result in portfolio holdings that are substantially similar and, in certain cases, nearly identical, to those of a Fund. In an effort to provide fair and equitable treatment in the execution of trades and to ensure that a Fund and a similar non-discretionary account normally will not have competing trades outstanding, the Manager may implement rotation procedures for alternating between executing trades for the Fund (and other similarly managed funds and accounts) and notifying the manager/sponsor of the non-discretionary account of changes in the Manager’s portfolio recommendations (other than in connection with transactions resulting from account rebalancing or account cash flows).

Brokerage and Research Services

There is generally no stated commission in the case of fixed-income securities and other securities traded on a principal basis in the over-the-counter markets, but the price paid by the Trust usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Trust includes a disclosed, fixed commission or discount retained by the underwriter or dealer. Transactions on U.S. stock exchanges and other agency transactions involve the payment by the Trust of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities generally involve the payment of fixed brokerage commissions, which are generally higher than those in the United States.

The Manager places orders for the purchase and sale of portfolio securities, options and futures contracts and buys and sells such securities, options and futures for a Fund through a substantial number of brokers and dealers. In so doing, the Manager uses its best efforts to obtain for the Fund the most favorable price and execution available, except to the extent it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution, the Manager, having in mind the Fund’s best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in that or other transactions. Because the Target Funds invest largely, and the Global Allocation Fund may invest largely, in Institutional Class (or a comparable class) shares of Affiliated Underlying Funds, they generally do not pay brokerage commissions and related costs on such investments, but do indirectly bear a proportionate share of these costs incurred by the Affiliated Underlying Funds in which they invest.

The foreign exchange trading practices of the Manager may vary but as a general matter, the Manager employs directly negotiated foreign exchange trades in connection with the purchase and sale of foreign securities. In certain jurisdictions where it is general market practice or under limited circumstances when the Manager believes operational or trading efficiencies may be gained (e.g. dividend and income repatriation), the Manager may arrange standing instructions with the relevant Fund’s custodian to execute the foreign exchange transaction, subject to the custodian’s terms and conditions. Such transactions tend to be in smaller amounts and given their nature and the general size of the markets, the Manager may have limited ability to analyze or review the specific details and efficiency of trading in these amounts.

Because some of the Funds may be newly formed, such Funds did not pay any amount in brokerage commissions during the periods noted. The total amount paid by the Trust was $2,068,185, $1,681,559 and $1,286,586 for the fiscal years ending 2017, 2016 and 2015, respectively. Because the series of the Trust may change year over year, the figures in the table below do not necessarily correspond to these totals.

Fund	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15
Best Styles Emerging Markets Equity Fund	$6,654	$13,655	$4,143
Best Styles Global Equity Fund	439,404	137,472	51,217
Best Styles International Equity Fund	37,722	26,216	30,123
Best Styles U.S. Equity Fund	41,649	36,723	48,822
Convertible Fund	48,153	48,366	20,156
Core Bond Fund	N/A	N/A	N/A
Core Plus Bond Fund	N/A	N/A	N/A
Emerging Markets Consumer Fund	70,339	50,071	28,279
Emerging Markets Debt Fund	838	803	0
Emerging Markets Small-Cap Fund	19,383	18,505	11,880
Europe Equity Dividend Fund	6,753	2,913	1,036
Global Allocation Fund	74,573	113,189	39,785
Global Dynamic Allocation Fund	118,747	10,714	1,930
Global High Yield Fund	11	N/A	N/A
Global Sustainability Fund	7,026	3,542	858
Global Water Fund	229,986	477,485	374,905
High Yield Bond Fund	0	0	0
International Growth Fund	6,497	5,085	615
International Small-Cap Fund	185,566	190,169	113,621
Micro Cap Fund	47,712	84,166	94,484
Multi Asset Income Fund	32,040	4,292	7,610
NFJ Emerging Markets Value Fund	187,566	35,709	26,816
NFJ International Small-Cap Value Fund	11,261	28,485	36,179
PerformanceFee Managed Futures Strategy Fund	N/A	N/A	N/A
PerformanceFee Structured US Equity Fund	N/A	N/A	N/A
PerformanceFee Structured US Fixed Income Fund	N/A	N/A	N/A
Preferred Securities and Income Fund	N/A	N/A	N/A
Real Estate Debt Fund	N/A	N/A	N/A
Retirement 2020 Fund	6,971	11,785	15,375
Retirement 2025 Fund	5,753	12,672	15,045
Retirement 2030 Fund	6,329	11,755	13,202
Retirement 2035 Fund	5,751	8,948	7,934
Retirement 2040 Fund	5,196	7,979	4,097
Retirement 2045 Fund	2,966	3,631	2,088
Retirement 2050 Fund	2,883	3,070	1,508
Retirement 2055 Fund	1,119	951	491
Short Duration High Income Fund	0	0	0
Structured Return Fund	358,504	127,425	21,878
Ultra Micro Cap Fund	83,591	175,912	241,251
U.S. Equity Hedged Fund	2,063	3,473	5,230
Total	$2,068,185	$1,661,853	$1,224,969

The Manager places orders for the purchase and sale of portfolio investments for a Fund’s accounts with brokers or dealers selected by it in its discretion. In effecting purchases and sales of portfolio securities for the accounts of the Funds, the Manager will seek the best price and execution of the Funds’ orders. In doing so, a Fund may pay higher commission rates than the lowest available when the Manager believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction, as discussed below. Although the Funds may use a broker-dealer that sells Fund shares to effect transactions for the Funds’ portfolios, the Funds and the Manager will not consider the sale of Fund shares as a factor when selecting broker-dealers to execute those transactions.

It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research and brokerage products and services (together, “services”) from broker-dealers that execute portfolio transactions for the clients of such advisers. Consistent with this practice, the Manager receives services from many broker-dealers with which the Manager places the Funds’ portfolio transactions. These services, which in some cases may also be purchased for cash, may include, among other things, such items as general economic and security market reviews, industry and company reviews, evaluations of securities, recommendations as to the purchase and sale of securities, and services related to the execution of securities transactions. The management fees paid by the Funds are not reduced because the Manager receives such services even though the receipt of such services relieves the Manager from expenses it might otherwise bear. Research and brokerage services provided by broker-dealers chosen by the Manager to place the Funds portfolio transactions may be useful to the Manager in providing services to other clients, although not all of these services may be necessarily useful and of value to the Manager in managing the Funds. Conversely, research and brokerage services provided to the Manager by broker-dealers in connection with trades executed on behalf of other clients of the Manager may be useful to the Manager in managing the Funds, although not all of these services may be necessarily useful and of value to the Manager in managing such other clients.

In reliance on the “safe harbor” provided by Section 28(e) of the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the SEC’s interpretive guidance thereunder, the Manager may cause a Fund to pay a broker-dealer that provides “brokerage and research services” (as defined for purposes of Section 28(e)) to the Manager an amount of commission for effecting a securities transaction for the Fund in excess of the commission that another broker-dealer would have charged for effecting that transaction if the Manager determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer viewed in terms of either a particular transaction or the Manager’s overall responsibilities to the advisory accounts for which the Manager may exercise investment discretion. The Manager may seek to operate in reliance on Section 28(e) and also comply with the requirements of MiFID II through the use of MiFID II-compliant research payment accounts (“RPAs”) which are controlled by the Manager. Through an RPA, the Manager makes payments to an executing broker-dealer out of client assets for research alongside payments to that executing broker-dealer for execution and the executing broker-dealer is legally obligated to pay for research by transmitting payments it receives for research into an RPA. The SEC staff recently agreed not to recommend enforcement against an adviser subject to MiFID II seeking to operate in reliance on Section 28(e) if it pays for research through the use of RPAs and provided that all other conditions of Section 28(e) are satisfied.

Absent an exemption from the SEC or other regulatory relief, the Funds are generally precluded from effecting certain principal transactions with brokers that are deemed to be affiliated persons of the Funds or the Manager. The Funds’ ability to purchase securities being underwritten by an affiliated broker or a syndicate including an affiliated broker, or to utilize affiliated brokers for agency transactions, is subject to restrictions. These restrictions could limit the Funds’ ability to engage in securities transactions and take advantage of market opportunities. The Manager may place orders for the purchase and sale of exchange-listed portfolio securities with a broker-dealer that is an affiliate of the Manager where, in the judgment of the Manager, such firm will be able to obtain a price and execution at least as favorable as other qualified broker-dealers. Pursuant to rules of the SEC, a broker-dealer that is an affiliate of the Manager may receive and retain compensation for effecting portfolio transactions for a Fund on a securities exchange if the commissions paid to such an affiliated broker-dealer by a Fund on exchange transactions do not exceed “usual and customary brokerage commissions.” The rules define “usual and customary” commissions to include amounts that are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” As required by applicable SEC rules, the Board of Trustees has adopted procedures that are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker are consistent with the foregoing standards.

The Funds did not pay any amount in brokerage commissions to affiliated brokers during the fiscal years ended September 30, 2017, September 30, 2016 and September 30, 2015. Because the status of brokers as “affiliated brokers” depends on factors such as potential affiliations between the Manager and its affiliates (e.g., Allianz SE) and such brokers and their affiliates, which may change over time, a broker that is considered an affiliated broker during some time periods may not be considered affiliated during other time periods.

Regular Broker-Dealers

The table below contains the aggregate value of securities of the Trust’s regular broker-dealers* or their parent companies held by each Fund, if any, at the end of fiscal year 2017 (September 30, 2017) (those Funds that have only recently commenced operations and did not hold any securities of the Trust’s regular broker-dealers during this period are not included).

Fund	Aggregate Value of Securities of Regular Broker- Dealer Held by Fund
AllianzGI Best Styles Emerging Markets Equity Fund
State Street Bank and Trust Co.	$432,000
AllianzGI Best Styles Global Equity Fund
Bank of America Corp.	$4,420,816
Citigroup, Inc.	$3,944,836
JPMorgan Chase & Co.	$5,661,546
Morgan Stanley	$1,491,536
State Street Bank and Trust Co.	$1,014,000
Wells Fargo & Co.	$1,189,420
AllianzGI Best Styles International Equity Fund
State Street Bank and Trust Co.	$101,000
AllianzGI Best Styles U.S. Equity Fund
Bank of America Corp.	$1,134,852
Citigroup, Inc.	$1,013,996
JPMorgan Chase & Co.	$1,897,306
Morgan Stanley	$928,284
State Street Bank and Trust Co.	$715,000
Wells Fargo & Co.	$634,887
AllianzGI Convertible Fund
Bank of America Corp.	$8,420,511
State Street Bank and Trust Co.	$5,636,000
Wells Fargo & Co.	$6,265,975
AllianzGI Emerging Markets Consumer Fund
State Street Bank and Trust Co.	$338,000
AllianzGI Emerging Markets Debt Fund
State Street Bank and Trust Co.	$209,000
AllianzGI Emerging Markets Small-Cap Fund
State Street Bank and Trust Co.	$115,000
AllianzGI Europe Equity Dividend Fund
State Street Bank and Trust Co.	$3,359,000
AllianzGI Global Allocation Fund
State Street Bank and Trust Co.	$20,626,000
AllianzGI Global Dynamic Allocation Fund
Bank of America Corp.	$1,821,295
Barclays PLC	$772,129
Citigroup, Inc.	$2,156,572
Deutsche Bank AG	$353,598
JPMorgan Chase & Co.	$2,514,221
Morgan Stanley	$1,404,286
State Street Bank and Trust Co.	$18,084,000
State Street Corp.	$356,147
Wells Fargo & Co.	$931,808
Wells Fargo Bank N.A.	$502,732
AllianzGI Global High Yield Fund
State Street Bank and Trust Co.	$349,000
UBS Group AG	$295,313
AllianzGI Global Sustainability Fund
Citigroup, Inc.	$741,439
State Street Bank and Trust Co.	$654,000
UBS Group AG	$299,902
AllianzGI Global Water Fund
State Street Bank and Trust Co.	$31,919,000
AllianzGI High Yield Bond Fund
State Street Bank and Trust Co.	$4,531,000
AllianzGI International Growth Fund
State Street Bank and Trust Co.	$166,000
AllianzGI International Small-Cap Fund
State Street Bank and Trust Co.	$4,089,000
AllianzGI Micro Cap Fund
State Street Bank and Trust Co.	$577,000
AllianzGI NFJ Emerging Markets Value Fund
State Street Bank and Trust Co.	$640,000
AllianzGI NFJ International Small-Cap Value Fund
State Street Bank and Trust Co.	$163,000
AllianzGI Retirement 2020 Fund
State Street Bank and Trust Co.	$919,000
AllianzGI Retirement 2025 Fund
State Street Bank and Trust Co.	$2,105,000
AllianzGI Retirement 2030 Fund
State Street Bank and Trust Co.	$2,493,000
AllianzGI Retirement 2035 Fund
State Street Bank and Trust Co.	$1,525,000
AllianzGI Retirement 2040 Fund
State Street Bank and Trust Co.	$1,948,000
AllianzGI Retirement 2045 Fund
State Street Bank and Trust Co.	$1,141,000
AllianzGI Retirement 2050 Fund
State Street Bank and Trust Co.	$1,094,000
AllianzGI Retirement 2055 Fund
State Street Bank and Trust Co.	$413,000
AllianzGI Multi Asset Income Fund
State Street Bank and Trust Co.	$2,037,000
AllianzGI Short Duration High Income Fund
State Street Bank and Trust Co.	$131,315,000
AllianzGI Structured Return Fund
State Street Bank and Trust Co.	$41,622,000
AllianzGI Ultra Micro Cap Fund
State Street Bank and Trust Co.	$244,000
Grand Total	$330,545,407

*	“Regular Broker-Dealers” are defined by the SEC as: (a) one of the 10 brokers or dealers that received the greatest dollar amount of brokerage commissions by virtue of direct or indirect participation in the company’s portfolio transactions during the company’s most recent fiscal year; (b) one of the 10 brokers or dealers that engaged as principal in the largest dollar amount of portfolio transactions of the investment company during the company’s most recent fiscal year; or (c) one of the 10 brokers or dealers that sold the largest dollar amount of securities of the investment company during the company’s most recent fiscal year.

Portfolio Turnover

The selling of the securities held by a Fund and reinvestment of the proceeds is known as “portfolio turnover.” The Manager manages the Funds without regard generally to restrictions on portfolio turnover. The use of futures contracts and other derivative instruments with relatively short maturities may tend to exaggerate the portfolio turnover rate for some of the Funds. Trading in fixed income securities does not generally involve the payment of brokerage commissions, but does involve indirect transaction costs. The use of futures contracts may involve the payment of commissions to futures commission merchants. Higher portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. The higher the rate of portfolio turnover of a Fund, the higher these transaction costs borne by the Fund generally will be. Such sales may result in realization of taxable capital gains (including short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates when distributed net of short-term capital losses and net long-term capital losses), and may adversely impact a Fund’s after-tax returns. See “Taxation.”

The portfolio turnover rate of a Fund is calculated by dividing (a) the lesser of purchases or sales of portfolio securities for the particular fiscal year by (b) the monthly average of the value of the portfolio securities owned by the Fund during the particular fiscal year. In calculating the rate of portfolio turnover, there is excluded from both (a) and (b) all securities, including options, whose maturities or expiration dates at the time of acquisition were one year or less. Proceeds from short sales and assets used to cover short positions undertaken are included in the amounts of securities sold and purchased, respectively, during the year.

Funds that invest substantially in Underlying Funds indirectly bear the expenses associated with the portfolio turnover of the Underlying Funds, which may have higher portfolio turnover rates than those Funds.

Portfolio turnover rates, if available, for each Fund for which financial highlights are available are provided under “Financial Highlights” in the Prospectus.

Three Funds, AllianzGI Structured Return Fund, AllianzGI Global Dynamic Allocation Fund and AllianzGI Europe Equity Dividend Fund, showed significant variations in portfolio turnover rates between fiscal years 2016 and 2017. With respect to the AllianzGI Structured Return Fund, the variation in the Fund’s portfolio turnover rate can be attributed to the Fund’s use of short duration option positions which turn over completely 6-12 times per fiscal year. With respect to the AllianzGI Global Dynamic Allocation Fund, the turnover rate variation is due to the Fund’s transition away from a fund of funds investment strategy as of October 2016. Finally, with respect to AllianzGI Europe Equity Dividend Fund, the variation in the Fund’s portfolio turnover rates can be attributed to a repositioning of the Fund’s investments in response to interest rate changes.

NET ASSET VALUE

As described in the Prospectus under the heading “How Fund Shares are Priced,” the net asset value per share (“NAV”) of a Fund’s shares of a particular class is determined by dividing the total value of a Fund’s portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class. The Prospectus further notes that Fund shares are valued on each day that the New York Stock Exchange is open (a “Business Day”), and describe the time (the “Valuation Time”) as of which Fund shares are valued each Business Day. The Trust expects that the holidays upon which the New York Stock Exchange will be closed are as follows: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Each Fund’s liabilities are allocated among its classes. The total of such liabilities allocated to a class plus that class’s distribution and/or servicing fees and any other expenses specially allocated to that class are then deducted from the class’s proportionate interest in the Fund’s assets, and the resulting amount for each class is divided by the number of shares of that class outstanding to produce the class’s NAV. Under certain circumstances, NAV of classes of shares of the Funds with higher service and/or distribution fees may be lower than NAV of the classes of shares with lower or no service and/or distribution fees as a result of the relative daily expense accruals that result from paying different service and/or distribution fees. Generally, for Funds that pay income dividends, those dividends are expected to differ over time by approximately the amount of the expense accrual differential between a particular Fund’s classes. In accordance with regulations governing registered investment companies, a Fund’s transactions in portfolio securities and purchases and sales of Fund shares (which bear upon the number of Fund shares outstanding) are generally not reflected in NAV determined for the Business Day on which the transactions are effected (the trade date), but rather on the following Business Day.

The Board has adopted procedures for valuing portfolio securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the Manager. The Trust’s Valuation Committee was established by the Board to oversee the implementation of the Funds’ valuation methods and to make fair value determinations on behalf of the Board, as instructed. The Manager monitors the continued appropriateness of methods applied and identifies circumstances and events that may require fair valuation. The Manager determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Manager determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee.

As described in the Prospectus, for purposes of calculating NAV, the Funds’ investments for which market quotations are readily available are valued at market value. The following summarizes the methods used by the Funds to determine market values for the noted types of securities or instruments (although other appropriate market-based methods may be used at any time or from time to time):

Equity securities are generally valued at the official closing price or the last sale price on the exchange or OTC market that is the primary market for such securities. If no sales or closing prices are reported during the day, equity securities are generally valued at the mean of the last available bid and asked quotations on the exchange or market on which the security is primarily traded, or using other market information obtained from a quotation reporting system, established market makers, or pricing services.

Debt securities are generally valued using quotes obtained from pricing services or brokers or dealers.

Futures contracts are generally valued at the settlement price determined by the exchange on which the instrument is primarily traded or, if no settlement price is reported during the day for a particular instrument, at the mean of the last available bid and asked quotations on the market in which the instrument is primarily traded, or using other market information obtained from quotation reporting systems, established market makers or pricing services.

Exchange-traded options are generally valued at the settlement price determined by the relevant exchange on which they are primarily traded, or at the mean of the last available bid and asked quotations on the exchange on which they are primarily traded for options for which there were no settlement prices reported during the day. OTC options not traded on an exchange are valued at a broker-dealer bid quotation.

Swap agreements are generally valued using a broker-dealer bid quotation or on market-based prices provided by other pricing sources. Centrally cleared swaps are valued at the price determined by the relevant exchange. The market value of a derivative instrument is not based on its notional value.

With respect to certain foreign securities, the Funds fair-value securities using modeling tools provided by third-party vendors where appropriate. The Funds have retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates.

Portfolio securities and other assets initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

Short-term investments having a remaining maturity of 60 days or less will be valued at amortized cost unless the Board of Trustees or its Valuation Committee determines that particular circumstances dictate otherwise.

As described in the Prospectus, if market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to the Valuation Procedures (so-called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine the NAV of each share class of a Fund may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund. The Prospectus provides additional information regarding the circumstances in which fair value pricing may be used and related information.

TAXATION

The following discussion of U.S. federal income tax consequences of investment in the Funds is based on the Code, U.S. Treasury regulations, and other applicable authority, as of the date of this Statement of Additional Information. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important U.S. federal income tax considerations generally applicable to investments in the Funds. There may be other tax considerations applicable to particular shareholders. Shareholders should consult their own tax advisors regarding their particular situation and the possible application of federal, state, local or non-U.S. tax laws.

Taxation of the Funds

Each Fund has elected (or, in the case of a new Fund, intends to elect) to be treated and intends to qualify and be treated each year as a regulated investment company under Subchapter M of the Code. In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, each Fund generally must, among other things:

(a) derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies, and (ii) net income from interests in “qualified publicly traded partnerships” (as defined below);

(b) diversify its holdings so that, at the end of each quarter of the Fund’s taxable year, (i) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. Government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets is invested, including through corporations in which the Fund owns a 20% or more voting stock interest, (x) in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses, or (y) in the securities of one or more qualified publicly traded partnerships (as defined below); and

(c) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid—generally, taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and any net tax-exempt interest income, for such year.

In general, for purposes of the 90% gross income requirement described in paragraph (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the regulated investment company. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (a partnership (x) the interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, and (y) that derives less than 90% of its income from the qualifying income described in paragraph (a)(i) above) will be treated as qualifying income. In general, such entities will be treated as partnerships for federal income tax purposes because they meet the passive income requirement under Code section 7704(c)(2). In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. For purposes of the diversification test in (b) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership. Also, for purposes of the diversification test in (b) above, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In some cases, identification of the issuer (or issuers) is uncertain under current law, and an adverse determination or future guidance by the IRS with respect to issuer identification for a particular type of investment may adversely affect the Fund’s ability to meet the diversification test in (b) above.

If a Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to U.S. federal income tax on income or gains distributed in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below). If a Fund were to fail to meet the income, diversification or distribution tests described above, the Fund could in some cases cure such failure, including by paying a Fund-level tax, paying interest, making additional distributions or disposing of certain assets. If the Fund were ineligible to or otherwise did not cure such failure for any year, or if the Fund were otherwise to fail to qualify as a regulated investment company accorded special tax treatment for such year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. Some portions of such distributions could be eligible for the dividends-received deduction in the case of corporate shareholders and may be eligible to be treated as “qualified dividend income” in the case of shareholders taxed as individuals, provided, in both cases, that the shareholder meets certain holding period and other requirements in respect of the Fund’s shares (as described below). In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before re-qualifying as a regulated investment company that is accorded special tax treatment.

As a regulated investment company, each Fund generally will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (that is, any net long-term capital gains in excess of net short-term capital losses, in each case determined with reference to any capital loss carryforwards from prior years) properly reported by the Fund as capital gain dividends (“Capital Gain Dividends”), if any, that it distributes to shareholders on a timely basis. Each Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction), its net tax-exempt income and any net capital gains. Investment company taxable income that is retained by a Fund will be subject to tax at regular corporate rates. A Fund may also retain for investment its net capital gain. If a Fund retains any net capital gain, it will be subject to tax at the regular corporate rates on the amount retained, but it may designate the retained amount as undistributed capital gains in a notice mailed within 60 days of the close of the Fund’s taxable year to its shareholders who, in turn, (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds on properly-filed U.S. tax returns to the extent the credit exceeds such liabilities. If a Fund makes this designation, for U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of a Fund will be increased by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder’s gross income, under clause (i) of the preceding sentence, and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence. A Fund is not required to, and there can be no assurance that a Fund will, make this designation if it retains all or a portion of its net capital gain in a taxable year.

In determining its net capital gain, including in connection with determining the amount available to support a Capital Gain Dividend, its taxable income and its earnings and profits, a Fund may elect to treat any post-October capital loss (defined as any net capital loss attributable to the portion of the taxable year after October 31 or, if there is no such loss, the net long-term capital loss or net short-term capital loss attributable to such portion of the taxable year) or late-year ordinary loss (generally, the sum of its (i) net ordinary loss from the sale, exchange or other taxable disposition of property, attributable to the portion of the taxable year after October 31, and its (ii) other net ordinary loss attributable to the portion of the taxable year after December 31) as if incurred in the succeeding taxable year.

If a Fund fails to distribute in a calendar year at least an amount equal to the sum of 98% of its ordinary income for such year and 98.2% of its capital gain net income for the one-year period ending on October 31 of such year (or a later date, if the Fund is eligible to elect and so elects), plus any retained amount for the prior year, the Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts. For purposes of the required excise tax distribution, ordinary gains and losses from the sale, exchange or other taxable disposition of property that would be properly taken into account after October 31 (or a later date, if the Fund makes the election referred to above) are treated as arising on January 1 of the following calendar year. For purposes of the excise tax, a Fund will be treated as having distributed any amount on which it has been subject to corporate income tax in the taxable year ending within the calendar year. A dividend paid to shareholders in January of a year generally is deemed to have been paid on December 31 of the preceding year, if the dividend is declared and payable to shareholders of record on a date in October, November or December of that preceding year. The Funds intend generally to make distributions sufficient to avoid imposition of the 4% excise tax, although there can be no assurance that they will be able to do so.

Fund Distributions

Shareholders subject to U.S. federal income tax will be subject to tax on dividends received from a Fund, regardless of whether received in cash or reinvested in additional shares. Such distributions generally will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. Distributions received by tax-exempt shareholders generally will not be subject to U.S. federal income tax to the extent permitted under applicable tax law.

For U.S. federal income tax purposes, distributions of investment income generally are taxable to shareholders as ordinary income. Taxes to shareholders on distributions of capital gains are determined by how long a Fund owned (or is treated for U.S. federal income tax purposes as having owned) the investments that generated them, rather than how long a shareholder has owned his or her shares. In general, the Fund will recognize long-term capital gain or loss on investments it has owned (or is deemed to have owned) for more than one year, and short-term capital gain or loss on investments it has owned (or is deemed to have owned) for one year or less. Tax rules can alter the Fund’s holding period in investments and thereby affect the tax treatment of gain or loss on such investments.

Distributions of Capital Gain Dividends generally will be taxable to shareholders as long-term capital gains includible in net capital gain and taxed to individuals at reduced rates. Distributions of short-term capital gains (as reduced by any long-term capital loss for the taxable year) will be taxable to shareholders as ordinary income.

As required by federal law, detailed federal tax information with respect to each calendar year will be furnished to each shareholder early in the succeeding year.

The ultimate tax characterization of a Fund’s distributions made in a taxable year cannot finally be determined until after the end of that taxable year. As a result, there is a possibility that a Fund may make total distributions during a taxable year in an amount that exceeds the Fund’s “current and accumulated earnings and profits” (generally, the net investment income and net capital gains of the Fund with respect to that year), in which case the excess generally will be treated as a return of capital, which will be tax-free to the holders of the shares, up to the amount of the shareholder’s tax basis in the applicable shares, with any amounts exceeding such basis treated as gain from the sale of such shares.

To the extent that a Fund has capital loss carryforwards from prior tax years, those carryforwards will reduce the net capital gains that can support the Fund’s distribution of Capital Gain Dividends. Carryforwards from taxable years beginning on or before December 22, 2010 (pre-2011 losses), will not reduce the Fund’s current earnings and profits as losses incurred in later years will. As a result, if a Fund with such carryforwards then makes distributions of capital gains recognized during the current year in excess of net capital gains (as reduced by carryforwards), the portion of the excess equal to pre-2011 losses factoring into net capital gain will be taxable as an ordinary dividend distribution, even though that distributed excess amount would not have been subject to tax if retained by the Fund. Capital loss carryforwards are reduced to the extent they offset current-year net realized capital gains, whether the Fund retains or distributes such gains.

If a Fund incurs or has incurred net capital losses in taxable years beginning after December 22, 2010 (“post-2010 losses”), those losses will be carried forward to one or more subsequent taxable years without expiration; any such carryforward losses will retain their character as short-term or long-term. If a Fund incurred pre-2011 losses, the Fund is permitted to carry such losses forward for eight taxable years; in the year to which they are carried forward, such losses are treated as short-term capital losses that first offset any short-term capital gains, and then offset any long-term capital gains. In general, a Fund must use any post-2010 losses, which will not expire, before it uses any pre-2011 losses. This increases the likelihood that pre-2011 losses will expire unused at the conclusion of the eight-year carryforward period.

“Qualified dividend income” received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date that is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a PFIC.

In general, distributions of investment income reported by a Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual, provided both the shareholder and the Fund meet the holding period and other requirements described above. If the aggregate qualified dividends received by a Fund during any taxable year are 95% or more of its gross income (excluding net long-term capital gain over net short-term capital loss), then 100% of the Fund’s dividends (other than Capital Gain Dividends) will be eligible to be treated as qualified dividend income.

If a Fund (including the Target Funds and the Global Allocation Fund) receives dividends from an investment company (including an Underlying Fund) that qualifies as a regulated investment company (each, an “Underlying RIC”), and the Underlying RIC reports such dividends as qualified dividend income, or if a Fund is allocated qualified dividend income from an Underlying Fund or a private equity fund or hedge fund that is treated as a partnership for U.S. federal income tax purposes (see “Funds Treated as Partnerships” below), then the Fund is permitted in turn to report a portion of its distributions as qualified dividend income, provided, in the case of an Underlying RIC, that the Fund meets holding period and other requirements with respect to shares of the Underlying RIC.

In general, dividends of net investment income received by corporate shareholders of a Fund will qualify for the dividends-received deduction generally available to corporations to the extent of the amount of eligible dividends received by the Fund from domestic corporations for the taxable year. A dividend received by a Fund will not be treated as a dividend eligible for the dividends-received deduction (1) if it has been received with respect to any share of stock that the Fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 91-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 181-day period beginning 90 days before such date in the case of certain preferred stock) or (2) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends-received deduction may otherwise be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund or (2) by application of various provisions of the Code (for instance, the dividends-received deduction is reduced in the case of a dividend received on debt-financed portfolio stock (generally, stock acquired with borrowed funds)).

Any distribution of income that is attributable to (i) income received by a Fund in lieu of dividends with respect to securities on loan pursuant to a securities lending transaction or (ii) dividend income received by such Fund on securities it temporarily purchased from a counterparty pursuant to a repurchase agreement that is treated for U.S. federal income tax purposes as a loan by the Fund will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends-received deduction for corporate shareholders.

Subject to any future regulatory guidance to the contrary, any distribution of income attributable to qualified REIT dividends or qualified publicly traded partnership income from a Fund’s investment in a REIT or MLP, as applicable, will ostensibly not qualify for the deduction that would be available to a non-corporate shareholder were the shareholder to own such REIT or MLP directly.

If a Fund (including the Target Funds and the Global Allocation Fund) receives dividends from an Underlying RIC, and the Underlying RIC reports such dividends as eligible for the dividends-received deduction, or if a Fund is allocated such dividends from an Underlying Fund or a private equity fund or hedge fund that is treated as a partnership for U.S. federal income tax purposes (see “Funds Treated as Partnerships” below), then the Fund is permitted in turn to report its distributions derived from those dividends as eligible for the dividends-received deduction as well, provided, in the case of an Underlying RIC, that the Fund meets holding period and other requirements with respect to shares of the Underlying RIC.

A Fund’s investment in Underlying RICs can affect the amount, timing and character of distributions to shareholders of such Fund, relative to what those distributions otherwise might have been had the Fund invested directly in the securities owned by those Underlying RICs. For example, a Fund, such as one of the Target Funds or the Global Allocation Fund, the Structured Return Fund or the U.S. Equity Hedged Fund will not be able to offset losses realized by one Underlying RIC against gains realized by another Underlying RIC in that taxable year. Instead, those losses will reduce the taxable income or gains of the Fund only at the earlier of (i) such time as they reduce gains recognized by the Underlying RIC that previously recognized the losses, or (ii) when the Fund disposes of shares of the Underlying RIC that recognized the losses. Moreover, even when such a Fund disposes of shares of an Underlying RIC, it will not be able to offset any capital loss from such disposition against its ordinary income (including distributions deriving from net short-term capital gain realized by another Underlying RIC), and part or all of such loss may be treated as a long-term capital loss, that will not be treated as favorably for federal income tax purposes as short-term capital loss. If an Underlying RIC were to cease to qualify as a RIC, the value of a Fund’s investment in such Underlying RIC would be negatively affected.

In addition, in certain circumstances, the “wash sale” rules under Section 1091 of the Code may apply to a Fund’s sales of Underlying RIC shares that have generated losses. A wash sale occurs if shares of an Underlying RIC are sold by a Fund at a loss and the Fund acquires additional shares of that same Underlying RIC 30 days before or after the date of the sale. The wash-sale rules could defer losses in the Fund’s hands on sales of Underlying RIC shares (to the extent such sales are wash sales) for extended (and, in certain cases, potentially indefinite) periods of time.

As a result of the foregoing rules, and certain other special rules, it is possible that the amounts of net investment income and net capital gains that a Fund, such as one of the Target Funds or the Global Allocation Fund, the Structured Return Fund or the U.S. Equity Hedged Fund will be required to distribute to shareholders will be greater than such amounts would have been had the Fund invested directly in the securities held by Underlying RICs, rather than investing in shares of the Underlying RICs. For similar reasons, the amount and timing of distributions from a Fund qualifying for treatment as a particular character (e.g., long-term capital gain, eligibility for dividends-received deduction, etc.) will not necessarily be the same as it would have been had the Fund invested directly in the securities held by the Underlying RICs. In addition, if a Fund were to own 20% or more of the voting interests of an Underlying RIC, subject to certain exceptions, the Fund would be required to “look through” the Underlying RIC to its holdings and combine the appropriate percentage of the Underlying RIC’s assets with the Fund’s assets for purposes of satisfying the 25% diversification test described above.

The Code generally imposes a 3.8% Medicare contribution tax on the net investment income of certain individuals, trusts and estates to the extent their income exceeds certain threshold amounts. For these purposes, “net investment income” generally includes, among other things, (i) distributions paid by a Fund of net investment income and capital gains as described above, and (ii) any net gain from the sale, redemption, exchange or other taxable disposition of Fund shares. Shareholders are advised to consult their tax advisors regarding the possible implications of this additional tax on their investment in a Fund.

Taxable shareholders should note that the timing of their investment or redemptions could have undesirable tax consequences. Dividends and distributions on shares of a Fund are generally subject to U.S. federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains (“current and accumulated earnings and profits”), even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when the net asset value of a Fund reflects either unrealized gains, or realized undistributed income or gains, that were therefore included in the price the shareholder paid. Such realized income or gains may be required to be distributed regardless of whether a Fund’s net asset value also reflects unrealized losses. Such distributions may reduce the fair market value of the Fund’s shares below the shareholder’s cost basis in those shares.

If a Fund holds, directly or indirectly, one or more “tax credit bonds” (including Build America Bonds issued before January 1, 2011) on one or more applicable dates during a taxable year, it is possible that the Fund will elect to permit its shareholders to claim a tax credit on their income tax returns equal to each shareholder’s proportionate share of tax credits from the applicable bonds that otherwise would be allowed to the Fund. In such a case, a shareholder will be deemed to receive a distribution of money with respect to its Fund shares equal to the shareholder’s proportionate share of the amount of such credits and be allowed a credit against the shareholder’s U.S. federal income tax liability equal to the amount of such deemed distribution, subject to certain limitations imposed by the Code on the credits involved. Even if a Fund is eligible to pass through tax credits to shareholders, the Fund may choose not to do so.

Sale, Exchange or Redemption of Shares

The sale, exchange or redemption of shares of a Fund generally will give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of shares will be treated as short-term capital gain or loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any Capital Gain Dividends received (or deemed received) by the shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed under the Code’s “wash-sale” rule if other substantially identical shares of the Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Upon the sale, exchange or redemption of Fund shares, the Fund or, in the case of shares purchased through a financial intermediary, the financial intermediary may be required to provide you and the IRS with cost basis and certain other related tax information about the Fund shares you sold, exchanged or redeemed. See “Cost Basis Reporting” in the Fund’s Prospectus for more information.

Options, Futures, Forward Contracts, Swap Agreements, Hedges, Straddles and Other Transactions

In general, option premiums received by a Fund are not immediately included in the income of the Fund. Instead, the premiums are recognized (i) when the option contract expires, (ii) the option is exercised by the holder, or (iii) the Fund transfers or otherwise terminates the option (e.g., through a closing transaction). If a call option written by a Fund is exercised and the Fund sells or delivers the underlying stock, the Fund generally will recognize capital gain or loss equal to (a) the sum of the strike price and the option premium received by the Fund minus (b) the Fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund generally will subtract the premium received for purposes of computing its cost basis in the securities purchased. Gain or loss arising in respect of a termination of the Fund’s obligation under an option other than through the exercise of the option will be short-term gain or loss depending on whether the premium income received by the Fund is greater or less than the amount paid by the Fund (if any) in terminating the transaction. Thus, for example, if an option written by a Fund expires unexercised, the Fund generally will recognize short-term gain equal to the premium received. As a result of these and other special tax rules generally applicable to the Funds’ options transactions, if any, such transactions could cause a substantial portion of a Fund’s income to consist of net short-term capital gains, which, when distributed, are treated and taxable to shareholders as ordinary income.

Certain covered call writing activities of a Fund may trigger the U.S. federal income tax straddle rules contained primarily in Section 1092 of the Code. Very generally, where applicable, Section 1092 requires (i) that losses be deferred on positions deemed to be offsetting positions with respect to “substantially similar or related property,” to the extent of unrealized gain in the latter, and (ii) that the holding period of such a straddle position that has not already been held for the long-term holding period be terminated and begin anew once the position is no longer part of a straddle. Options on single stocks that are not “deep in the money” may constitute qualified covered calls, which generally are not subject to the straddle rules; the holding period on stock underlying qualified covered calls that are “in the money” although not “deep in the money” will be suspended during the period that such calls are outstanding. Thus, the straddle rules and the rules governing qualified covered calls could cause gains that would otherwise constitute long-term capital gains to be treated as short-term capital gains, and distributions that would otherwise constitute “qualified dividend income” or qualify for the dividends-received deduction to fail to satisfy the holding period requirements and therefore to be taxed as ordinary income or fail to qualify for the dividends-received deduction, as the case may be.

The tax treatment of certain positions entered into by a Fund, including regulated futures contracts, certain foreign currency positions and certain listed non-equity options, will be governed by Section 1256 of the Code (“Section 1256 Contracts”). Gains or losses on Section 1256 Contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, Section 1256 Contracts held by a Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable.

In addition to the special rules described above in respect of futures and options transactions, a Fund’s transactions in other derivative instruments (e.g. forward contracts and swap agreements), as well as any of its other hedging, short sale or securities loan transactions, and certain other transactions, may be subject to one or more special tax rules (including mark-to-market, constructive sale, notional principal contract, straddle, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a Fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to a Fund, defer losses to a Fund, and cause adjustments in the holding periods of a Fund’s securities. These rules, therefore, could affect the amount, timing and/or character of distributions to shareholders. Because these and other tax rules applicable to these types of transactions are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a Fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a Fund-level tax. Each Fund will monitor its transactions, will make appropriate tax elections and will make appropriate entries in its books and records in order to mitigate the effect of these rules.

A Fund’s direct investments in commodities and use of commodity-linked derivatives can be limited by the Fund’s intention to qualify as a regulated investment company, and can bear on the Fund’s ability to so qualify. Income and gains from commodities and certain commodity-linked derivatives does not constitute qualifying income to a regulated investment company for purposes of the 90% gross income test described above. The tax treatment of certain other commodity-linked instruments in which the Fund might invest, including ETNs and certain structured notes, is not certain, in particular with respect to whether income or gains from such instruments constitute qualifying income to a regulated investment company. If a Fund were to treat income or gain from a particular instrument as qualifying income and the income or gain were later determined not to constitute qualifying income and, together with any other nonqualifying income, caused the Fund’s nonqualifying income to exceed 10% of its gross income in any taxable year, the Fund would fail to qualify as a regulated investment company unless it is eligible to and does pay a tax at the Fund level.

To the extent that, in order to achieve exposure to commodities, a Fund invests in entities that are treated as pass-through vehicles for U.S. federal income tax purposes, including, for instance, certain ETFs (e.g., ETFs investing in gold bullion) and partnerships other than qualified publicly traded partnerships (as defined earlier), all or a portion of any income and gains from such entities could constitute non-qualifying income to the fund for purposes of the 90% gross income requirement described above. In such a case, the Fund’s investments in such entities could be limited by its intention to qualify as a regulated investment company and could bear on its ability to so qualify. Certain commodities-related ETFs may qualify as qualified publicly traded partnerships. In such cases, the net income derived from such investments will constitute qualifying income for purposes of the 90% gross income requirement. If, however, such a vehicle were to fail to qualify as a qualified publicly traded partnership in a particular year, a portion of the gross income derived from it in such year could constitute non-qualifying income to the fund for purposes of the 90% gross income requirement and thus could adversely affect the Fund’s ability to qualify as a regulated investment company for a particular year. In addition, the diversification requirement described above for regulated investment company qualification will limit the fund’s investments in one or more vehicles that are qualified publicly traded partnerships to 25% of the Fund’s total assets as of the close of each quarter of the fund’s taxable year.

AllianzGI PerformanceFee Managed Futures Strategy Fund intends to gain exposure to commodities and commodity-related investments, in whole or in part, through its investment in the Subsidiary. A U.S. person who owns (directly, indirectly or constructively) 10 percent or more of the total combined value or voting power of all classes of stock of a foreign corporation is a “United States Shareholder” for purposes of the controlled foreign corporation (“CFC”) provisions of the Code. A foreign corporation is a CFC if, on any day of its taxable year, more than 50 percent of the voting power or value of its stock is owned (directly, indirectly or constructively) by “United States Shareholders.” Because AllianzGI PerformanceFee Managed Futures Strategy Fund is a U.S. person that owns all of the stock of the Subsidiary, AllianzGI PerformanceFee Managed Futures Strategy Fund is a “United States Shareholder” and the Subsidiary is a CFC. As a “United States Shareholder,” AllianzGI PerformanceFee Managed Futures Strategy Fund must include in gross income for United States federal income tax purposes, as ordinary income, all of the Subsidiary’s “subpart F income,” whether or not such income is distributed by the Subsidiary, which may increase the ordinary income recognized by AllianzGI PerformanceFee Managed Futures Strategy Fund. “Subpart F income” generally includes interest, original issue discount, dividends, net gains from the disposition of stocks or securities, receipts with respect to securities loans and net payments received with respect to equity swaps, and similar derivatives. “Subpart F income” also includes the excess of gains over losses from transactions (including futures, forward and similar transactions) in commodities. It is expected that as much as all of the Subsidiary’s income will be “subpart F income.” AllianzGI PerformanceFee Managed Futures Strategy Fund’s recognition of the Subsidiary’s “subpart F income” will increase its tax basis in its Subsidiary shares. Distributions by the Subsidiary to AllianzGI PerformanceFee Managed Futures Strategy Fund will be tax-free, to the extent of the Subsidiary’s previously undistributed “subpart F income,” and will correspondingly reduce AllianzGI PerformanceFee Managed Futures Strategy Fund’s tax basis in its Subsidiary shares. “Subpart F income” is generally treated as ordinary income, regardless of the character of the Subsidiary’s underlying income. If a net loss is realized by the Subsidiary, such loss is generally not available to offset the income earned by AllianzGI PerformanceFee Managed Futures Strategy Fund.

The rules regarding the circumstances in which such subpart F inclusions will be treated as “qualifying income” for purposes of the 90% gross income requirement described above are unclear and currently under consideration. In the absence of further guidance, AllianzGI PerformanceFee Managed Futures Strategy Fund will seek to ensure that it satisfies the 90% gross income requirement, including but not limited to by ensuring that the Subsidiary timely distributes to AllianzGI PerformanceFee Managed Futures Strategy Fund an amount equal to the Subsidiary’s subpart F income by the end of the Subsidiary’s taxable year. In order to make such distributions, the Subsidiary may be required to sell investments, including at a time when it may be disadvantageous to do so. If AllianzGI PerformanceFee Managed Futures Strategy Fund were to fail to qualify as a RIC accorded special tax treatment in any taxable year, it would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, AllianzGI PerformanceFee Managed Futures Strategy Fund could be required to pay substantial taxes, penalties and interest, and to make substantial distributions, in order to re-qualify for such special treatment.

Certain of a Fund’s investments in derivative instruments and in foreign-currency denominated instruments, and any of the Fund’s transactions in foreign currencies and hedging activities, are likely to produce a difference between the Fund’s book income and the sum of its taxable income and net tax-exempt income (if any). If a Fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the Fund could be required to make distributions exceeding book income to qualify for treatment as a regulated investment company that is accorded special tax treatment and to avoid a Fund-level tax. If, in the alternative, a Fund’s book income exceeds the sum of its taxable income (including realized capital gains) and net tax-exempt income (if any), the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in its shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.

Short Sales

To the extent a Fund participates in short sales by contracting for the sale of stock it does not own and later purchasing stock necessary to close the sale, the character of the gain or loss realized on such a short sale is determined by reference to the property used to close the short sale and is thus generally short-term. Because net short-term capital gain (after reduction by any long-term capital loss) is generally taxed at ordinary income rates, a Fund’s short sale transactions will likely increase the percentage of the Fund’s gains that are taxable to shareholders as ordinary income.

Original Issue Discount, Pay-In-Kind Securities, Market Discount and Commodity-Linked Notes

Some debt obligations with a fixed maturity date of more than one year from the date of issuance (and all zero-coupon debt obligations with a fixed maturity date of more than one year from the date of issuance) will be treated as debt obligations that are issued originally at a discount. Generally, the amount of the original issue discount (“OID”) is treated as interest income and is included in a Fund’s taxable income (and required to be distributed by the Fund) over the term of the debt obligation, even though payment of that amount is not received until a later time (i.e., upon partial or full repayment or disposition of the debt security) or is received in kind rather than in cash. Increases in the principal amount of inflation-indexed bonds will also be treated as OID.

Some debt obligations with a fixed maturity date of more than one year from the date of issuance that are acquired by a Fund in the secondary market may be treated as having “market discount.” Very generally, market discount is the excess of the stated redemption price of a debt obligation (or in the case of an obligation issued with OID, its “revised issue price”) over the purchase price of such obligation. Subject to the discussion below regarding Section 451 of the Code, (i) generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt obligation having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt obligation, (ii) alternatively, a Fund may elect to accrue market discount currently, in which case the Fund will be required to include the accrued market discount in the Fund’s income (as ordinary income) and thus distribute it over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security, and (iii) the rate at which the market discount accrues, and thus is included in a Fund’s income, will depend upon which of the permitted accrual methods the Fund elects. Notwithstanding the foregoing, effective for taxable years beginning after 2017, Section 451 of the Code generally requires any accrual method taxpayer to take into account items of gross income no later than the time at which such items are taken into account as revenue in the taxpayer’s financial statements. The application of Section 451 to the accrual of market discount is currently unclear. If Section 451 applies to the accrual of market discount, the Fund must include in income any market discount as it takes the same into account on its financial statements. In the case of higher-risk securities, the amount of market discount may be unclear. See “Higher Risk Securities” below.

Some debt obligations with a fixed maturity date of one year or less from the date of issuance may be treated as having “acquisition discount” (very generally, the excess of the stated redemption price over the purchase price), or OID in the case of certain types of debt obligations. A Fund will be required to include the acquisition discount, or OID, in income (as ordinary income) over the term of the debt obligation, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. A Fund may make one or more of the elections applicable to debt obligations having acquisition discount, or OID, which could affect the character and timing of recognition of income.

In addition, payment-in-kind securities will, and commodity-linked notes may, give rise to income that is required to be distributed and is taxable even though the Fund holding the security receives no interest payment in cash on the security during the year.

Each Fund that holds the foregoing kinds of securities may be required to pay out as an income distribution each year an amount that is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of a Fund or if necessary by liquidation of portfolio securities (including when it is not advantageous to do so). A Fund may realize gains or losses from such liquidations. In the event a Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.

Securities Purchased at a Premium

Very generally, where a Fund purchases a bond at a price that exceeds the redemption price at maturity (i.e., a premium), the premium is amortizable over the remaining term of the bond. In the case of a taxable bond, if a Fund makes an election applicable to all such bonds it purchases, which election is irrevocable without consent of the IRS, the Fund reduces the current taxable income from the bond by the amortized premium and reduces its tax basis in the bond by the amount of such offset; upon the disposition or maturity of such bonds, the Fund is permitted to deduct any remaining premium allocable to a prior period. In the case of a tax-exempt bond, tax rules require such a Fund to reduce its tax basis by the amount of amortized premium.

Higher-Risk Securities

To the extent such investments are permissible for a Fund, the Fund may invest in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default. Investments in debt obligations that are at risk of or in default present special tax issues for a Fund. Tax rules are not entirely clear about issues such as when a Fund may cease to accrue interest, OID or market discount; whether, when or to what extent a Fund should recognize market discount on a debt obligation; when and to what extent deductions may be taken for bad debts or worthless securities; and how payments received on obligations in default should be allocated between principal and income. These and other related issues will be addressed by a Fund when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.

Issuer Deductibility of Interest

A portion of the interest paid or accrued on certain high yield discount obligations owned by a Fund may not be deductible to (and thus, may affect the cash flow of) the issuer. If a portion of the interest paid or accrued on certain high yield discount obligations is not deductible, that portion will be treated as a dividend for purposes of the corporate dividends-received deduction. In such cases, if the issuer of the high yield discount obligations is a domestic corporation, dividend payments by the Fund may be eligible for the dividends-received deduction to the extent of the deemed dividend portion of such accrued interest.

Interest paid on debt obligations owned by a Fund, if any, that are considered for U.S. tax purposes to be payable in the equity of the issuer or a related party will not be deductible to the issuer, possibly affecting the cash flow of the issuer.

Certain Investments in REITs and Mortgage-Related Securities

To the extent such investments are permissible for a Fund, a Fund may invest in REITs. A Fund’s investments in REIT equity securities may result in a Fund’s receipt of cash in excess of the REIT’s earnings; if a Fund distributes such amounts, such distribution could constitute a return of capital to Fund shareholders for U.S. federal income tax purposes. Dividends received by a Fund from a REIT will not qualify for the corporate dividends-received deduction and generally will not constitute qualified dividend income.

A Fund may invest directly or indirectly in residual interests of real estate mortgage investment conduits (“REMICs”) (including by investing in residual interests in CMOs with respect to which an election to be treated as a REMIC is in effect) or equity interests in taxable mortgage pools (“TMPs”). Under a notice issued by the IRS in October 2006 and Treasury regulations that have yet to be issued but may apply retroactively, a portion of a Fund’s income (including income allocated to the Fund from a REIT or other pass-through entity) that is attributable to a residual interest in a REMIC or an equity interest in a TMP (referred to in the Code as an “excess inclusion”) will be subject to U.S. federal income tax in all events. This notice also provides, and the regulations are expected to provide, that “excess inclusion income” of a regulated investment company, such as a Fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related interest directly. As a result, a Fund investing in such interests may not be a suitable investment for charitable remainder trusts, as noted below.

In general, “excess inclusion income” allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities subject to tax on unrelated business income (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity), thereby potentially requiring such an entity that is allocated excess inclusion income and otherwise might not be required to file a U.S. federal income tax return, to file such a tax return and pay tax on such income, and (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in U.S. federal withholding tax (discussed below). A shareholder will be subject to U.S. federal income tax on such inclusions notwithstanding any exemption from such income tax otherwise available under the Code.

Investments in Master Limited Partnerships (“MLPs”)

A Fund’s ability to make investments in MLPs is limited by the Fund’s intention to qualify as a regulated investment company, and if the Fund does not appropriately limit such investments or if such investments are recharacterized for U.S. federal income tax purposes, the Fund’s status as a regulated investment company may be jeopardized. Among other limitations, a Fund is permitted to have no more than 25% of the value of its total assets invested in qualified publicly traded partnerships, including MLPs. Such investments might generate taxable income in excess of cash, either (i) in respect of an MLP debt restructuring, or (ii) on the sale of an interest therein; such sale could also potentially involve “recapture” of ordinary income.

Tax-Exempt Shareholders

Income of a regulated investment company that would be UBTI if earned directly by a tax-exempt entity generally will not constitute UBTI when distributed to a tax-exempt shareholder of a regulated investment company. Notwithstanding this “blocking” effect, a tax-exempt shareholder could recognize UBTI by virtue of its investment in a Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b). Furthermore, a tax-exempt shareholder may recognize UBTI if a Fund recognizes “excess inclusion income” derived from direct or indirect investments in residual interests in REMICs or equity interests in TMPs if the amount of such income recognized by the Fund exceeds the Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund).

In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in regulated investment companies that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. Under legislation enacted in December 2006, a CRT (as defined in section 664 of the Code) that realizes any UBTI for a taxable year, must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI solely as a result of investing in a Fund that recognizes “excess inclusion income.” Rather, if at any time during any taxable year a CRT or one of certain other tax-exempt shareholders (such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a Fund that recognizes “excess inclusion income,” then the regulated investment company will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders at the highest federal corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, a Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. The Funds have not yet determined whether such an election will be made.

CRTs and other tax-exempt shareholders are urged to consult their tax advisors concerning the consequences of investing in the Fund.

Funds Treated as Partnerships

Certain Funds, such as the Target Funds, the Global Allocation Fund, the Structured Return Fund, and the U.S. Equity Hedged Fund, may invest in Underlying Funds or private equity and hedge funds that are treated as partnerships for U.S. federal income tax purposes. In such cases, the character of such a partnership’s underlying income will pass through to a Fund investing in it on a gross basis (unreduced by expenses). As a result, a Fund’s investment in certain private equity and hedge funds and certain Underlying Funds may be limited by its intention to qualify as a regulated investment company and in certain cases could potentially jeopardize the Fund’s ability to satisfy the requirements of qualifying as a regulated investment company. A Fund investing in such a partnership generally will be allocated its share of the income, gains, losses, deductions, credits, and other tax items of the partnership so as to reflect the Fund’s interest in the partnership. A Fund will be required to include in its income its share of a partnership’s tax items, including gross income, gain, deduction, or loss, for any partnership taxable year ending within or with the Fund’s taxable year, regardless of whether or not the partnership distributes any cash to the Fund in such year. Where the taxable income allocated from a partnership to a Fund exceeds the amount of cash such partnership distributes thereto, the Fund may be required to dispose other investments in order to satisfy the distribution requirements for treatment as a regulated investment company and to eliminate a Fund-level tax, including when not otherwise advantageous to do so.

Passive Foreign Investment Companies

Equity investments by a Fund in certain PFICs could potentially subject the Fund to a U.S. federal income tax or other charge (including interest charges) on the distributions received from the PFIC or on proceeds received from the disposition of shares in the PFIC. This tax cannot be eliminated by making distributions to Fund shareholders. However, a Fund may elect to avoid the imposition of that tax. For example, if a Fund is in a position to and elects to treat a PFIC as a “qualified electing fund” (i.e., make a “QEF election”), the Fund will be required to include its share of the PFIC’s income and net capital gains annually, regardless of whether it receives any distribution from the PFIC. Alternatively, a Fund may make an election to mark the gains (and to a limited extent losses) in such holdings “to the market” as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund’s taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by a Fund to avoid taxation. Making either of these elections therefore may require a Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund’s total return. If a Fund, such as one of the Target Funds or the Global Allocation Fund, the Structured Return Fund, or the U.S. Equity Hedged Fund, indirectly invests in PFICs by virtue of the Fund’s investments in Underlying RICs, it may not make such PFIC elections; rather, the Underlying RICs directly investing in the PFICs would decide whether to make such elections. Dividends paid by PFICs will not be eligible to be treated as “qualified dividend income.”

It is not always possible to identify a foreign corporation as a PFIC, and a Fund may therefore incur the tax and interest charges described above in some instances.

A PFIC is any foreign corporation: (i) 75% or more of the gross income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50%. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

Foreign Currency Transactions

A Fund’s transactions in foreign currencies, foreign currency-denominated debt obligations or certain foreign currency options, futures contracts or forward contracts (or similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. Any such net gains could require a larger dividend toward the end of the calendar year. Any such net losses will generally reduce and potentially require the recharacterization of prior ordinary income distributions. Such ordinary income treatment may accelerate Fund distributions to shareholders and increase the distributions taxed to shareholders as ordinary income. Any net ordinary losses so created cannot be carried forward by a Fund to offset income or gains earned in subsequent taxable years.

Foreign Taxation

Income, proceeds and gains received by Funds or Underlying Funds from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax treaties between certain countries and the U.S. may reduce or eliminate such taxes.

If more than 50% of a Fund’s assets at the close of the taxable year consist of the securities of foreign corporations, the Fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portions of qualified taxes paid by the Fund to foreign countries in respect of foreign securities that the Fund has held for at least the minimum period specified in the Code. For this purpose, “securities of foreign corporations” generally includes securities of foreign governments. In addition, a “qualifying fund of funds” (a regulated investment company that invests at least 50% of its total assets in other regulated investment companies at the close of each quarter of its taxable year (such as any of the Target Funds or, generally, the Global Allocation Fund), will be permitted to make the same election in respect of foreign taxes paid by such Fund and by Underlying RICs that themselves make such an election. In such cases, shareholders will include in gross income from foreign sources their pro rata shares of such taxes paid by the Fund and, in the case of a qualifying fund of funds, paid by Underlying RICs. A shareholder’s ability to claim an offsetting foreign tax credit or deduction in respect of such foreign taxes is subject to certain limitations imposed by the Code, which may result in the shareholder’s not receiving a full credit or deduction (if any) for the amount of such taxes. For example, shareholders who do not itemize on their U.S. federal income tax returns may claim a credit but not a deduction for such foreign taxes. Even if a Fund were eligible to make such an election for a given year, it may determine not to do so. If the Fund does not qualify for or chooses not to make such an election, shareholders will not be entitled to claim a credit or deduction for U.S. federal income tax purposes with respect to foreign taxes paid by the Fund; in that case the foreign tax will nonetheless reduce the Fund’s taxable income. In addition, shareholders that are not subject to U.S. federal income tax, and those who invest in a Fund through tax-advantaged accounts (including those who invest through individual retirement accounts or other tax-advantaged retirement plans), generally will receive no benefit from any tax credit or deduction passed through by a Fund.

Non-U.S. Shareholders

Distributions by a Fund to shareholders that are not “U.S. persons” within the meaning of the Code (“foreign shareholders”) properly reported by the Fund as (1) Capital Gain Dividends, (2) short-term capital gain dividends and (3) interest-related dividends, each as defined and subject to certain conditions described below, generally are not subject to withholding of U.S. federal income tax.

In general, the Code defines (1) “short-term capital gain dividends” as distributions of net short-term capital gains in excess of net long-term capital losses and (2) “interest-related dividends” as distributions from U.S.-source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual foreign shareholder, in each case to the extent such distributions are properly reported as such by the Fund in a written notice to shareholders. If a Fund invests in a RIC that properly reports and pays Capital Gain Dividends, short-term capital gain dividends or interest-related dividends to the Fund, such distributions retain their character as not subject to withholding if properly reported when paid by the Fund to foreign shareholders.

The exceptions to withholding for Capital Gain Dividends and short term capital gain dividends do not apply to (A) distributions to an individual foreign shareholder who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (B) distributions attributable to gain that is treated as effectively connected with the conduct by the foreign shareholder of a trade or business within the United States under special rules regarding the disposition of U.S. real property interests as described below. The exception to withholding for interest-related dividends does not apply to distributions to a foreign shareholder (A) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (B) to the extent that the dividend is attributable to certain interest on an obligation if the foreign shareholder is the issuer or is a 10% shareholder of the issuer, (C) that is within certain foreign countries that have inadequate information exchange with the United States, or (D) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign shareholder and the foreign shareholder is a controlled foreign corporation. If a Fund (such as the Target Funds, the Global Allocation Fund, the Structured Return Fund, and the U.S. Equity Hedged Fund), invests in an Underlying RIC that pays capital gain dividends, short-term capital gain dividends or interest-related dividends to the Fund, such distributions retain their character as not subject to withholding if properly reported when paid by the Fund to foreign shareholders.

A Fund is permitted to report such part of its dividends as interest-related or short-term capital gain dividends as are eligible, but is not required to do so. The Funds do not currently intend to report any eligible part of their dividends as interest-related dividends or short-term capital gain dividends.

In the case of shares held through an intermediary, the intermediary is permitted to withhold even if the Fund reports all or a portion of a payment as an interest-related or short-term capital gain dividend to shareholders. Foreign persons should contact their intermediaries regarding the application of these rules to their accounts.

Distributions by a Fund to foreign shareholders other than Capital Gain Dividends, short-term capital gain dividends, and interest-related dividends (e.g. dividends attributable to foreign source dividend and interest income or to short-term capital gains or U.S. source interest income to which the exception from withholding described above does not apply) are generally subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate).

A foreign shareholder is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of a Fund unless (i) such gain is effectively connected with the conduct by the foreign shareholder of a trade or business within the United States, (ii) in the case of a foreign shareholder that is an individual, the shareholder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met, or (iii) the special rules relating to gain attributable to the sale or exchange of “U.S. real property interests” (“USRPIs”) apply to the foreign shareholder’s sale of shares of the Fund (as described below).

Special rules would apply if a Fund were a qualified investment entity (“QIE”) because it is either a “U.S. real property holding corporation” (“USRPHC”) or would be a USRPHC but for the operation of certain exceptions to the definition of USRPIs described below. Very generally, a USRPHC is a domestic corporation that holds USRPIs the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s USRPIs, interests in real property located outside the United States, and other trade or business assets. USRPIs are generally defined as any interest in U.S. real property and any interest (other than solely as a creditor) in a USRPHC or former USRPHC . A Fund that holds, directly or indirectly, significant interests in REITs may be a USRPHC. Interests in domestically controlled QIEs, including REITs and RICs that are QIEs, not-greater-than-10% interests in publicly traded classes of stock in REITs and not-greater-than-5% interests in publicly traded classes of stock in RICs generally are not USRPIs, but these exceptions do not apply for purposes of determining whether a Fund is a QIE.

If an interest in the Fund were a USRPI, the Fund would be required to withhold U.S. tax on the proceeds of a share redemption by a greater-than-5% foreign shareholder, in which case such foreign shareholder generally would also be required to file U.S. tax returns and pay any additional taxes due in connection with the redemption.

If a Fund were a QIE, under a special “look-through” rule, any distributions by the Fund to a foreign shareholder (including, in certain cases, distributions made by the Fund in redemption of its shares) that are attributable directly or indirectly to (i) distributions received by the Fund from a lower-tier RIC or REIT that the Fund is required to treat as USRPI gain in its hands and (ii) gains realized on the disposition of USRPIs by the Fund, would retain their character as gains realized from USRPIs in the hands of the Fund’s foreign shareholders and would be subject to U.S. tax withholding. In addition, such distributions could result in the foreign shareholder being required to file a U.S. tax return and pay tax on the distributions at regular U.S. federal income tax rates. The consequences to a foreign shareholder, including the rate of such withholding and character of such distributions (e.g., as ordinary income or USRPI gain), would vary depending upon the extent of the foreign shareholder’s current and past ownership of the Fund.

Foreign shareholders of a Fund may also be subject to “wash sale” rules to prevent the avoidance of the tax-filing and payment obligations discussed above through the sale and repurchase of Fund shares.

Whether or not a Fund is characterized as a QIE will depend upon the nature and mix of the Fund’s assets. The Funds do not expect to be QIEs.

Foreign shareholders should consult their tax advisors and, if holding shares through intermediaries, their intermediaries, concerning the application of these rules to their investment in a Fund.

Foreign shareholders with respect to whom income from a Fund is effectively connected with a trade or business conducted by the foreign shareholder within the United States will in general be subject to U.S. federal income tax on the income derived from the Fund at the graduated rates applicable to U.S. citizens, residents or domestic corporations, whether such income is received in cash or reinvested in shares of the Fund and, in the case of a foreign corporation, may also be subject to a branch profits tax.

If a foreign shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States. More generally, foreign shareholders who are residents in a country with an income tax treaty with the United States may obtain different tax results than those described herein, and are urged to consult their tax advisors.

In order to qualify for any exemptions from withholding described above or for lower withholding tax rates under income tax treaties, or to establish an exemption from backup withholding, a foreign shareholder must comply with special certification and filing requirements relating to its non-US status (including, in general, furnishing an IRS Form W-8BEN, W-8BEN-E, or substitute form). Foreign shareholders in a Fund should consult their tax advisors in this regard.

Special rules (including withholding and reporting requirements) apply to foreign partnerships and those holding shares in a Fund through foreign partnerships. Additional considerations may apply to foreign trusts and estates. Investors holding shares in a Fund through foreign entities should consult their tax advisors about their particular situation.

A beneficial holder of Fund shares who is a foreign shareholder may be subject to state and local tax and to the U.S. federal estate tax in addition to the federal tax on income referred to above.

Backup Withholding

Each Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder (i) who fails to properly furnish a Fund with a correct taxpayer identification number, (ii) who has under-reported dividend or interest income, or (iii) who fails to certify to a Fund that he or she is not subject to such withholding.

Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

Tax Shelter Reporting Regulations

Under U.S. Treasury regulations, if a shareholder recognizes a loss with respect to a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Shareholder Reporting Obligations With Respect To Foreign Bank and Financial Accounts

Shareholders that are U.S. persons and own, directly or indirectly, more than 50% of a Fund by vote or value could be required to report annually their “financial interest” in the Fund’s “foreign financial accounts,” if any, on FinCEN Form 114, Report of Foreign Bank and Financial Accounts. Shareholders should consult a tax advisor, and persons investing in the Fund through an intermediary should contact their intermediary, regarding the applicability to them of this reporting requirement.

Other Reporting and Withholding Requirements

Sections 1471-1474 of the Code and U.S. Treasury Regulations and IRS guidance issued hereunder (collectively, “FATCA”) generally require a Fund to obtain information sufficient to identify the status of each of its shareholders under FATCA or under an applicable intergovernmental agreement (an “IGA”) between the United States and a foreign government. If a shareholder fails to provide this information or otherwise fails to comply with FATCA or an IGA, the Fund may be required to withhold under FATCA at a rate of 30% with respect to that shareholder on ordinary dividends it pays, and, on or after January 1, 2019, 30% of the gross proceeds on share redemptions or exchanges and certain Capital Gain Dividends. If a payment by a Fund is subject to FATCA withholding, the Fund is required to withhold even if such payment would otherwise be exempt from withholding under the rules applicable to foreign shareholders described above (e.g., Capital Gain Dividends and short-term capital gain and interest-related dividends). Each prospective investor is urged to consult its tax advisor regarding the applicability of FATCA and any other reporting requirements with respect to the prospective investor’s own situation, including investments through an intermediary.

Shares Purchased through Tax-Qualified Plans

Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisors to determine the suitability of shares of a Fund as an investment through such plans, and the precise effect of an investment on their particular tax situation.

OTHER INFORMATION

Capitalization

The Trust is a Massachusetts business trust established under an Agreement and Declaration of Trust on January 10, 2008. The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest. The Board of Trustees may establish additional series (with different investment objectives and fundamental policies) at any time in the future. Establishment and offering of additional series will not alter the rights of the Trust’s shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. Shares do not have preemptive rights or subscription rights. In the event a Fund liquidates, each shareholder is entitled to receive his pro rata share of the net assets of that Fund.

Shares begin earning dividends on Fund shares the day after the Trust receives the shareholder’s purchase payment. Net investment income from interest and dividends, if any, will be declared and paid at least annually to shareholders of record by the Funds. Any net capital gains from the sale of portfolio securities will be distributed no less frequently than once annually. Net short-term capital gains may be paid more frequently. Dividend and capital gain distributions of a Fund will be reinvested in additional shares of that Fund or Portfolio unless the shareholder elects to have the distributions paid in cash.

Under Massachusetts law, shareholders could, under certain circumstances, be held liable for the obligations of the Trust. However, the Amended and Restated Agreement and Declaration of Trust (the “Declaration of Trust”) disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust also provides for indemnification out of a Fund’s property for all loss and expense of any shareholder of that Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which such disclaimer is inoperative or the Fund of which he or she is or was a shareholder is unable to meet its obligations, and thus should be considered remote.

Additional Performance Information

From time to time the Trust may make available certain information about the performance of some or all classes of shares of some or all of the Funds. Information about a Fund’s performance is based on that Fund’s (or its predecessor’s) record to a recent date and is not intended to indicate future performance.

The total return of the classes of shares of the Funds may be included in advertisements or other written material. When a Fund’s total return is advertised, it will be calculated for the past year, the past five years, and the past ten years (or if the Fund has been offered for a period shorter than one, five or ten years, that period will be substituted) since the establishment of the Fund (or its predecessor series), as more fully described below. For periods prior to the initial offering date of the advertised class of shares, total return presentations for such class will be based on the historical performance of an older class of the Fund (if any) restated, as necessary, to reflect any different sales charges and/or operating expenses (such as different management fees and/or 12b-1/servicing fee charges) associated with the newer class. In certain cases, such a restatement will result in performance that is higher than if the performance of the older class were not restated to reflect the different operating expenses of the newer class. In such cases, the Trust’s advertisements will also, to the extent appropriate, show the lower performance figure reflecting the actual operating expenses incurred by the older class for periods prior to the initial offering date of the newer class. Total return for each class is measured by comparing the value of an investment in the Fund at the beginning of the relevant period to the redemption value of the investment in the Fund at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions at net asset value). Total return may be advertised using alternative methods that reflect all elements of return, but that may be adjusted to reflect the cumulative impact of alternative fee and expense structures.

The Funds may also provide current distribution information to their shareholders in shareholder reports or other shareholder communications, or in certain types of sales literature provided to prospective investors. Current distribution information for a particular class of a Fund will be based on distributions for a specified period (i.e., total dividends from net investment income), divided by the relevant class net asset value per share on the last day of the period and annualized. The rate of current distributions does not reflect deductions for unrealized losses from transactions in derivative instruments such as options and futures, which may reduce total return. Current distribution rates differ from standardized yield rates in that they represent what a class of a Fund has declared and paid to shareholders as of the end of a specified period rather than the Fund’s actual net investment income for that period.

Performance information is computed separately for each class of a Fund. Each Fund may from time to time include the total return of each class of its shares in advertisements or in information furnished to present or prospective shareholders. The Funds may from time to time include the yield and total return of each class of their shares in advertisements or information furnished to present or prospective shareholders. Each Fund may from time to time include in advertisements the total return of each class and the ranking of those performance figures relative to such figures for groups of mutual funds categorized by Lipper Inc. or another third party as having the same or similar investment objectives, policies and/or strategies. Information provided to any newspaper or similar listing of the Fund’s net asset values and public offering prices will separately present each class of shares. The Funds also may compute current distribution rates and use this information in their Prospectus and Statement of Additional Information, in reports to current shareholders, or in certain types of sales literature provided to prospective investors.

Investment results of the Funds will fluctuate over time, and any representation of the Funds’ total return or yield for any prior period should not be considered as a representation of what an investor’s total return or yield may be in any future period. The Trust’s Annual and Semiannual Reports contain additional performance information for the Funds and are available upon request, without charge, by calling the telephone numbers listed on the cover of this Statement of Additional Information.

The Nicholas-Applegate U.S. Convertible Fund, formerly a series of Nicholas-Applegate Institutional Funds, reorganized into the Convertible Fund on April 12, 2010. Performance information shown for periods prior to the reorganization (including that presented in any advertisements for the Convertible Fund) is based upon the historical performance of the Convertible Fund’s predecessor fund, the Nicholas-Applegate U.S. Convertible Fund, adjusted as set forth herein.

The Nicholas-Applegate U.S. High Yield Bond Fund, formerly a series of Nicholas-Applegate Institutional Funds, reorganized into the High Yield Bond Fund on April 12, 2010. Performance information shown for periods prior to the reorganization (including that presented in any advertisements for the High Yield Bond Fund) is based upon the historical performance of the High Yield Bond Fund’s predecessor fund, the Nicholas-Applegate U.S. High Yield Bond Fund, adjusted as set forth herein.

The Nicholas-Applegate International Growth Opportunities Fund, formerly a series of Nicholas-Applegate Institutional Funds, reorganized into the International Small-Cap Fund (formerly AGIC International Growth Opportunities Fund), on April 12, 2010. Performance information shown for periods prior to the reorganization (including that presented in any advertisements for the International Small-Cap Fund) is based upon the historical performance of the International Small-Cap Fund’s predecessor fund, the Nicholas-Applegate International Growth Opportunities Fund, adjusted as set forth herein.

The Nicholas-Applegate U.S. Micro Cap Fund, formerly a series of Nicholas-Applegate Institutional Funds, reorganized into the Micro Cap Fund on April 12, 2010. Performance information shown for periods prior to the reorganization (including that presented in any advertisements for the Micro Cap Fund) is based upon the historical performance of the Micro Cap Fund’s predecessor fund, the Nicholas-Applegate U.S. Micro Cap Fund, adjusted as set forth herein.

The Nicholas-Applegate U.S. Ultra Micro Cap Fund, formerly a series of Nicholas-Applegate Institutional Funds, reorganized into the Ultra Micro Cap Fund on April 12, 2010. Performance information shown for periods prior to the reorganization (including that presented in any advertisements for the Ultra Micro Cap Fund) is based upon the historical performance of the Ultra Micro Cap Fund’s predecessor fund, the Nicholas-Applegate U.S. Ultra Micro Cap Fund, adjusted as set forth herein.

The Allianz Global Investors Multi-Style Fund, formerly a series of the Allianz Funds, reorganized into the Global Allocation Fund on May 4, 2009. Performance information shown for periods prior to May 4, 2009 (including that presented in advertisements for the Global Allocation Fund) is based upon the historical performance of the Global Allocation Fund’s  predecessor fund, the Allianz Global Investors Multi-Style Fund, adjusted as set forth herein.

Calculation of Total Return

Quotations of average annual total return for a Fund, or a class of shares thereof, will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund or class over periods of one, five, and ten years (up to the life of the Fund), calculated pursuant to the following formula: P (1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). Except as noted below, all total return figures reflect the deduction of a proportionate share of Fund or class expenses on an annual basis, and assume that (i) the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 payment and that the maximum contingent deferred sales charge, if any, is deducted at the times, in the amounts, and under the terms disclosed in the Prospectus and (ii) all dividends and distributions are reinvested when paid. Quotations of total return may also be shown for other periods. The Funds may also, with respect to certain periods of less than one year, provide total return information for that period that is unannualized. Under applicable regulations, any such information is required to be accompanied by standardized total return information.

Funds may have had adviser and sub-adviser changes during the periods for which performance is shown below. The same or other Funds may have changed their investment objectives, policies and/or strategies during such periods. All such changes would be discussed in the Prospectus, and elsewhere in this Statement of Additional Information. Such Funds would not necessarily have achieved the results shown under their current investment management arrangements and/or investment objectives, policies and strategies.

***

The following table sets forth the average annual total return of certain classes of shares of the Predecessor Funds for periods ended September 30, 2017. The Convertible, High Yield Bond, International Small-Cap (formerly International Growth Opportunities), Micro Cap, and Ultra Micro Cap Funds reorganized on April 12, 2010, when the Nicholas-Applegate U.S. Convertible, U.S. Emerging Growth, U.S. High Yield Bond, International Growth Opportunities, U.S. Micro Cap and U.S. Ultra Micro Cap Funds reorganized into the Convertible, High Yield Bond, International Small-Cap, Micro Cap, and Ultra Micro Cap Funds, respectively, by transferring substantially all of their assets and liabilities into the Convertible, High Yield Bond, International Small-Cap, Micro Cap, and Ultra Micro Cap Funds in exchange for Class P and Institutional Class shares of the Convertible Fund, Institutional Class shares of the High Yield Bond Fund, Class P and Institutional Class shares of the International Small-Cap Fund, Institutional Class shares of the Micro Cap Fund, Institutional Class shares of the Ultra Micro Cap Fund, respectively. Accordingly, “Inception Date of Fund” for these Funds refers to the inception date of their Nicholas-Applegate predecessor series. The Nicholas-Applegate predecessor series of each of these Funds did not offer shares corresponding to the Funds’ Class A, Class C, Class P (except for Convertible and International Small-Cap Funds as noted above), Class R or Administrative Class shares. For periods prior to the “Inception Date” of a particular class of the Convertible, High Yield Bond, International Small-Cap, Micro Cap, and Ultra Micro Cap Funds’ shares, total return presentations for the class are based on the historical performance of the Class I shares of the Nicholas-Applegate U.S. Convertible Fund, Class I shares of the Nicholas-Applegate U.S. High Yield Bond Fund, Class II shares (and Class I shares prior to the inception of Class II) of the Nicholas-Applegate International Growth Opportunities Fund (except for the Fund’s Class P shares, for which total return presentations are based solely on Class I), Class I shares of the Nicholas-Applegate U.S. Micro Cap Fund, Class I shares of the Nicholas-Applegate U.S. Small to Mid Cap Growth Fund and Class I shares of the Nicholas-Applegate U.S. Ultra Micro Cap Fund, adjusted, as necessary, to reflect any current sales charges (including any contingent deferred sales charges) associated with the newer class and any different operating expenses associated with the newer class, such as 12b-1 distribution and servicing fees (which were not paid by the predecessor Nicholas-Applegate Funds) and different administrative fee and advisory fee charges.

Average Annual Total Return for Periods Ended September 30, 2017*

Fund	Class	1 Year	5 Year	10 Year	Since Inception Date of Fund (Annualized)	Inception Date of Fund	Inception Date of Class
Convertible Fund(1)	Class A	6.88%	8.31%	6.52%	9.68%	4/19/1993	4/12/2010
	Class C	11.37%	8.76%	6.35%	9.13%		4/12/2010
	Class R	12.75%	9.10%	6.78%	9.63%		4/12/2010
	Class T	10.35%	9.00%	6.85%	9.82%		3/1/2017
	Class P	13.48%	9.83%	7.37%	10.18%		6/7/2010
	Institutional	13.53%	9.90%	7.46%	10.29%		4/19/1993
	Administrative	13.26%	9.65%	7.18%	9.96%		4/12/2010
High Yield Bond Fund(2)	Class A	3.39%	3.97%	6.23%	7.11%	7/31/1996	4/12/2010
	Class C	5.90%	4.06%	5.90%	6.53%		4/12/2010
	Class R	7.12%	4.35%	6.30%	7.00%		4/12/2010
	Class T	4.79%	4.18%	6.37%	7.21%		3/1/2017
	Class P	8.07%	5.12%	6.92%	7.52%		4/12/2010
	Class R6	8.02%	5.23%	7.17%	7.88%		TBD
	Institutional	7.91%	5.13%	7.06%	7.77%		7/31/1996
	Administrative	7.75%	4.67%	6.61%	7.29%		4/12/2010
Micro Cap Fund(3)	Class A	12.21%	13.20%	6.81%	11.17%	7/12/1995	12/19/2011
	Class T	15.58%	13.76%	7.11%	11.36%		TBD
	Class P	18.79%	14.59%	7.58%	11.67%		12/27/2010
	Institutional	18.84%	14.62%	7.65%	11.76%		7/12/1995
Ultra Micro Cap Fund(4)	Class A	11.22%	10.85%	N/A	11.46%	1/28/2008	12/19/2011
	Class T	14.75%	11.48%	N/A	11.83%		TBD
	Class P	18.07%	12.40%	N/A	12.39%		12/27/2010
	Institutional	18.04%	12.37%	N/A	12.45%		1/28/2008
International Small-Cap Fund(5)	Class A	13.73%	10.43%	3.51%	11.73%	12/31/1997	4/12/2010
	Class C	18.39%	10.85%	3.32%	11.21%		4/12/2010
	Class R	19.98%	11.40%	3.83%	11.77%		4/12/2010
	Class T	17.27%	11.11%	3.90%	12.03%		TBD
	Class P	20.55%	11.87%	4.32%	12.36%		4/12/2010
	Class R6	20.66%	12.05%	4.52%	12.57%		2/1/2016
	Institutional	20.58%	11.95%	4.42%	12.46%		12/31/1997

*	Average annual total return presentations for a particular class of shares assume payment of the current maximum sales charge (if any) applicable to that class at the time of purchase and assume that the maximum CDSC (if any) for Class A and C shares was deducted at the times, in the amounts, and under the terms discussed in the Prospectus.
(1)	The Nicholas-Applegate U.S. Convertible Fund was a series of Nicholas-Applegate Institutional Funds until its reorganization into the Convertible Fund on April 12, 2010. The Prospectus of the Convertible Fund discloses performance information for Class I shares of the predecessor fund.
(2)	The Nicholas-Applegate U.S. High Yield Bond Fund was a series of Nicholas-Applegate Institutional Funds until its reorganization into the High Yield Bond Fund on April 12, 2010. The Prospectus of the High Yield Bond Fund discloses performance information for Class I shares of the predecessor fund.
(3)	The Nicholas-Applegate U.S. Micro Cap Fund was a series of Nicholas-Applegate Institutional Funds until its reorganization into the Micro Cap Fund on April 12, 2010. The Prospectus of the Micro Cap Fund discloses performance information for Class I shares of the predecessor fund.
(4)	The Nicholas-Applegate U.S. Ultra Micro Cap Fund was a series of Nicholas-Applegate Institutional Funds until its reorganization into the Ultra Micro Cap Fund on April 12, 2010. The Prospectus of the Ultra Micro Cap Fund discloses performance information for Class I shares of the predecessor fund.

(5)	The Nicholas-Applegate International Growth Opportunities Fund was a series of Nicholas-Applegate Institutional Funds until its reorganization into the International Small-Cap Fund on April 12, 2010. The Prospectus of the International Small-Cap Fund discloses performance information for Class I and II shares of the predecessor fund.

The following table sets forth the average annual total return of certain classes of shares of the Global Allocation Fund for periods ended September 30, 2017. The Global Allocation Fund reorganized on May 4, 2009, when the Allianz Global Investors Multi-Style Fund reorganized into the Global Allocation Fund by transferring substantially all of its assets and liabilities to the Global Allocation Fund in exchange for shares of the Global Allocation Fund. Accordingly, “Inception Date of Fund” refers to the inception date of the Allianz Global Investors Multi-Style Fund, the Global Allocation Fund’s predecessor fund. The Allianz Global Investors Multi-Style Fund, the Global Allocation Fund’s predecessor fund, did not offer shares corresponding to the Fund’s Class P, Class R, and Administrative Class shares. For periods prior to the “Inception Date” of a particular class of the Global Allocation Fund’s shares, total return presentations for the class are based on the historical performance of the Class A or Institutional Class shares of the Allianz Global Investors Multi-Style Fund, adjusted, as necessary, to reflect any current sales charges (including any contingent deferred sales charges) associated with the newer class and any different operating expenses associated with the newer class, such as 12b-1 distribution and servicing fees.

Average Annual Total Return for Periods Ended September 30, 2017*

Fund	Class	1 Year	5 Years	10 Years	Since Inception Date of Fund (Annualized)	Inception Date of Fund	Inception Date of Class
Global Allocation Fund**	Class A	5.73%	4.61%	3.50%	5.46%	9/30/1998	9/30/1998
	Class C	10.09%	5.00%	3.31%	4.99%		9/30/1998
	Class R	11.78%	5.61%	3.87%	5.55%		5/4/2009
	Class T	9.09%	5.26%	3.82%	5.64%		3/1/2017
	Class P	12.31%	6.07%	4.33%	6.01%		5/4/2009
	Class R6	12.40%	6.15%	4.51%	6.32%		9/8/2015
	Institutional	12.08%	6.01%	4.40%	6.20%		2/26/1999
	Administrative	12.07%	5.80%	4.12%	5.83%		5/4/2009

*	Average annual total return presentations for a particular class of shares assume payment of the current maximum sales charge (if any) applicable to that class at the time of purchase and assume that the maximum CDSC (if any) for Class A, B and C shares was deducted at the times, in the amounts, and under the terms discussed in the Prospectus.
**	The Allianz Global Investors Multi-Style Fund was a series of Allianz Funds prior to its reorganization into the Global Allocation Fund on May 4, 2009. The Prospectus of the Global Allocation Fund discloses performance information for Class A, Class C and Institutional Class of the predecessor fund, adjusted to reflect the actual administrative fees and other expenses of the Fund’s corresponding classes.

(#) Where noted, the method of adjustment used in the table above for periods prior to the Inception Date of the noted class resulted in performance for the period shown that is higher than if the performance of the oldest class (Class A) was not adjusted to reflect the lower operating expenses of the newer class.

The following table shows the lower performance figures that would be obtained if the performance for newer classes with lower operating expenses were calculated by tacking to such newer classes’ historical performance the actual performance (with adjustment for actual sales charges) of the older class of shares, with its higher operating expenses, for periods prior to the Inception Date of the newer class (i.e., the total return presentations below are based, for periods prior to the Inception Date of the noted classes, on the historical performance of the older class adjusted to reflect the current sales charges (if any) associated with the newer class, but not reflecting lower operating expenses associated with the newer class).

Total Return for Periods Ended September 30, 2017

(with no adjustment for operating expenses of the noted

classes for periods prior to their inception dates)

Fund	Class	1 Year	5 Years	10 Years	Since Inception Date of Fund (Annualized)
Global Allocation Fund**	Class P	N/A	N/A	4.29%	5.89%
	Class R6	N/A	5.95%	4.16%	5.82%
	Instituitonal	N/A	N/A	N/A	6.01%
	Administrative	N/A	N/A	4.11%	5.79%

**	The Allianz Global Investors Multi-Style Fund was a series of Allianz Funds prior to its reorganization into the Global Allocation Fund on May 4, 2009. The Prospectus of the Global Allocation Fund discloses performance information for Class A, Class C and Institutional Class of the predecessor fund, adjusted to reflect the actual administrative fees and other expenses of the Fund’s corresponding classes.

The following table sets forth the average annual total return of certain classes of shares of the Global Water Fund for periods ended September 30, 2017. The Global Water Fund was formed on March 31, 2008 (the “Inception Date of Fund”). Institutional Class shares were launched on July 15, 2008. For periods prior to the “Inception Date” of Institutional Class shares, total return presentations for the class are based on the historical performance of the Class A shares of the Global Water Fund, adjusted, as necessary, to reflect any current sales charges (including any contingent deferred sales charges) associated with the newer class and any different operating expenses associated with the newer class, such as 12b-1 distribution and servicing fees.

Average Annual Total Return for Periods Ended September 30, 2017*

Fund	Class	1 Year	5 Years	Since Inception Date of Fund (Annualized)	Inception Date of Fund	Inception Date of Class
Global Water Fund	Class A	2.23%	8.25%	4.81%	3/31/2008	3/31/2008
	Class C	6.32%	8.64%	4.63%		3/31/2008
	Class T	5.48%	8.93%	5.16%		3/1/2017
	Class P	8.40%	9.74%	5.68%		3/31/2008
	Institutional	8.49%	9.82%	5.76%		7/15/2008

*	Average annual total return presentations for a particular class of shares assume payment of the current maximum sales charge (if any) applicable to that class at the time of purchase and assume that the maximum CDSC (if any) for Class A and C shares was deducted at the times, in the amounts, and under the terms discussed in the Prospectus.

(#) Where noted, the method of adjustment used in the table above for periods prior to the Inception Date of the noted class resulted in performance for the period shown that is higher than if the performance of the oldest class (Class A) was not adjusted to reflect the lower operating expenses of the newer class.

The following table shows the lower performance figures that would be obtained if the performance for newer classes with lower operating expenses were calculated by tacking to such newer classes’ historical performance the actual performance (with adjustment for actual sales charges) of the older class of shares, with its higher operating expenses, for periods prior to the Inception Date of the newer class (i.e., the total return presentations below are based, for periods prior to the Inception Date of the noted classes, on the historical performance of the older class adjusted to reflect the current sales charges (if any) associated with the newer class, but not reflecting lower operating expenses associated with the newer class).

Total Return for Periods Ended September 30, 2017

(with no adjustment for operating expenses of the noted

class for periods prior to its inception date)

Fund	Class	1 Year	5 Years	Since Inception Date of Fund (Annualized)
Global Water Fund	Institutional	N/A	N/A	5.76%

The following table sets forth the average annual total return of certain classes of shares of the Global Dynamic Allocation Fund, Short Duration High Income Fund, Structured Return Fund and NFJ International Small-Cap Value Fund (for purposes of this paragraph only, the “Funds”) for the period ended September 30, 2017. Each class of Shares of each Fund was launched on the dates shown in the table below. For periods prior to the “Inception Date” of a class of shares, total return presentations for each class are based on the historical performance of the oldest share class of each Fund, adjusted, as necessary, to reflect any current sales charges (including any contingent deferred sales charges) associated with the newer class and any different operating expenses associated with the newer class, such as 12b-1 distribution and servicing fees.

Average Annual Total Return for Periods Ended September 30, 2017*

Fund	Class	1 Year	5 Years	Since Inception Date of Fund (Annualized)	Inception Date of Fund	Inception Date of Class
Global Dynamic Allocation Fund	Class A	5.85%	4.81%	9.31%	4/27/2009	4/27/2009
	Class C	10.14%	5.19%	9.22%		4/27/2009
	Class R	11.63%	5.74%	9.77%		4/27/2009
	Class T	9.21%	5.47%	9.71%		3/1/2017
	Class P	12.18%	6.18%	10.24%		4/27/2009
	Class R6	12.39%	6.39%	10.46%		2/1/2016
	Institutional	12.27%	6.29%	10.35%		4/27/2009
	Administrative	11.99%	6.02%	10.08%		4/27/2009
Short Duration High Income Fund	Class A	1.92%	3.70%	4.76%	10/3/2011	10/3/2011
	Class C	3.00%	3.90%	4.82%		10/3/2011
	Class T	1.66%	3.64%	4.72%		3/1/2017
	Class P	4.56%	4.36%	5.35%		10/3/2011
	Class R6	4.64%	4.46%	5.46%		2/1/2017
	Institutional	4.61%	4.44%	5.44%		10/3/2011
Structured Return Fund	Class A	-0.39%	N/A	3.33%	12/3/2012	12/3/2012
	Class C	3.54%	N/A	3.75%		12/3/2012
	Class T	2.78%	N/A	4.01%		3/1/2017
	Class P	5.59%	N/A	4.72%		12/3/2012
	Class R6	5.78%	N/A	4.91%		12/2/2016
	Institutional	5.68%	N/A	4.81%		12/3/2012
NFJ International Small-Cap Value Fund	Class A	11.23%	8.64%	10.54%	6/1/2012	6/1/2012
	Class C	15.83%	9.07%	10.90%		6/1/2012
	Class T	14.76%	9.32%	11.19%		TBD
	Class P	17.98%	10.05%	11.89%		6/1/2012
	Class R6	18.10%	10.26%	12.12%		9/8/2015
	Institutional	18.11%	10.16%	12.02%		6/1/2012

*	Average annual total return presentations for a particular class of shares assume payment of the current maximum sales charge (if any) applicable to that class at the time of purchase and assume that the maximum CDSC (if any) for Class A and C shares was deducted at the times, in the amounts, and under the terms discussed in the Prospectus.

(#) Where noted, the method of adjustment used in the table above for periods prior to the Inception Date of the noted class resulted in performance for the period shown that is higher than if the performance of the oldest class was not adjusted to reflect the lower operating expenses of the newer class.

The following table shows the lower performance figures that would be obtained if the performance for newer classes with lower operating expenses were calculated by tacking to such newer classes’ historical performance the actual performance (with adjustment for actual sales charges) of the older class of shares, with its higher operating expenses, for periods prior to the Inception Date of the newer class (i.e., the total return presentations below are based, for periods prior to the Inception Date of the noted classes, on the historical performance of the older class adjusted to reflect the current sales charges (if any) associated with the newer class, but not reflecting lower operating expenses associated with the newer class).

Total Return for Periods Ended September 30, 2017

(with no adjustment for operating expenses of the noted

class for periods prior to its inception date)

Fund	Class	1 Year	5 Years	Since Inception Date of Fund (Annualized)
Global Dynamic Allocation Fund	Class R6	N/A	6.32%	10.37%
Short Duration High Income Fund	Class R6	4.64%	4.44%	5.45%
Structured Return Fund	Class R6	5.76%	N/A	4.82%
NFJ International Small-Cap Value Fund	Class R6	N/A	10.19%	12.05%

Voting Rights

Under the Declaration of Trust, the Trust is not required to hold annual meetings of Trust shareholders to elect Trustees or for other purposes. It is not anticipated that the Trust will hold shareholders’ meetings unless required by law or the Declaration of Trust. In this regard, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. Shareholders may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. In the event that such a request was made, the Trust has represented that it would assist with any necessary shareholder communications. Shareholders of a class of shares have different voting rights with respect to matters that affect only that class.

Shares entitle their holders to one vote per share (with proportionate voting for fractional shares). All classes of shares of the Funds have identical voting rights except that each class of shares has exclusive voting rights on any matter submitted to shareholders that relates solely to that class, and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class. Each class of shares has exclusive voting rights with respect to matters pertaining to any distribution or servicing plan or agreement applicable to that class. These shares are entitled to vote at meetings of shareholders. Matters submitted to shareholder vote must be approved by each Fund separately except (i) when required by the 1940 Act shares shall be voted together and (ii) when the Trustees have determined that the matter does not affect all series of the Trust, then only shareholders of the series affected shall be entitled to vote on the matter. All classes of shares of the Funds will vote together, except with respect to the Distribution and Servicing Plan applicable to Class A, Class C, Class R or Class T shares, to the Distribution or Administrative Services Plans applicable to Administrative Class shares, to the Management Agreement as applicable to a particular class or classes, or when a class vote is required as specified above or otherwise by the 1940 Act.

The Trust’s shares do not have cumulative voting rights. Therefore, the holders of more than 50% of the outstanding shares may elect the entire Board of Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees.

The Target Funds and the Global Allocation Fund, the Global Dynamic Allocation Fund, the Structured Return Fund and the U.S. Equity Hedged Fund will vote shares of each Underlying Fund that they own in their discretion in accordance with their proxy voting policies.

Certain Ownership of Trust Shares

Because the Real Estate Debt Fund, PerformanceFee Managed Futures Strategy Fund, PerformanceFee Structured US Equity Fund, PerformanceFee Structured US Fixed Income Fund, Global High Yield Fund, AllianzGI Core Bond Fund, AllianzGI Core Plus Bond and AllianzGI Preferred Securities and Income Fund are newly formed, the Trustees and Officers of the Trust as a group owned no securities of those funds as of the date of this Statement of Additional Information. As of December 31, 2017, the Trust believes that the Trustees and Officers of the Trust, as a group, owned less than one percent of each class of each Fund and of the Trust as a whole, except that with respect to the Best Styles Global Equity Fund, Trustees and Officers of the Trust owned 7.62% of Class A shares of the Fund; with respect to the NFJ Emerging Markets Value Fund, Trustees and Officers of the Trust owned 1.62% of Institutional Class shares of the Fund; and with respect to the Retirement 2020 Fund, Trustees and Officers of the Trust owned 1.69% of Class R6 shares of the Fund.

Appendix B lists persons who own of record 5% or more of the noted class of shares of the Funds as of the dates noted, as well as information about owners of 25% or more of the outstanding shares of beneficial interest of the Funds, and therefore may be presumed to “control” the specified Fund, as that term is defined in the 1940 Act. To the extent a shareholder “controls” a Fund, it may not be possible for matters subject to a vote of a majority of the outstanding voting securities of a Fund to be approved without the affirmative vote of such shareholder, and it may be possible for such matters to be approved by such shareholder without the affirmative vote of any other shareholders. Because Class T shares of each Fund are newly offered, no persons of record owned 5% or more of such share class of such Funds. Because Class P and Institutional Class shares of the Real Estate Debt Fund, PerformanceFee Managed Futures Strategy Fund, PerformanceFee Structured US Equity Fund, PerformanceFee Structured US Fixed Income Fund and Global High Yield Fund are newly offered, no persons of record owned 5% or more of such share classes of the Fund. Because Class P, Class R6 and Institutional Class shares of the AllianzGI Core Bond Fund, AllianzGI Core Plus Bond Fund and AllianzGI Preferred Securities and Income Fund are newly offered, no persons of record owned 5% or more of such share classes of such Funds.

Custodian

State Street Bank & Trust Co. (“State Street”), 801 Pennsylvania Avenue, Kansas City, Missouri 64105, serves as custodian for assets of all Funds, including as custodian of the Trust for the custody of the foreign securities acquired by those Funds that invest in foreign securities. Under the agreement, State Street may hold foreign securities at its principal offices and its branches, and subject to approval by the Board of Trustees, at a foreign branch of a qualified U.S. bank, with an eligible foreign subcustodian, or with an eligible foreign securities depository.

Pursuant to rules or other exemptions under the 1940 Act, the Trust may maintain foreign securities and cash in the custody of certain eligible foreign banks and securities depositories. Selection of these foreign custodial institutions is currently made by the Trust’s “foreign custody manager” (currently, its custodian) following a consideration of a number of factors. Currently, the Board of Trustees reviews annually the continuance of foreign custodial arrangements for the Trust, but reserves the right to discontinue this practice as permitted by Rule 17f-5. No assurance can be given that the appraisal of the risks in connection with foreign custodial arrangements will always be correct or that expropriation, nationalization, freezes, or confiscation of assets that would impact assets of the Funds will not occur, and shareholders bear the risk of losses arising from these or other events.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, New York 10017 serves as the independent registered public accounting firm for the Funds. PricewaterhouseCoopers LLP provides audit services, audit-related services, tax services and other services relating to SEC filings.

Transfer and Shareholder Servicing Agents

The Transfer Agent for the Trust is State Street, 2000 Crown Colony Drive, Quincy, Massachusetts 02169. State Street delegates its day-to-day obligations as Transfer Agent to DST Asset Manager Solutions, Inc., 30 Dan Road, Canton, Massachusetts 02021-2809 (providing transfer and shareholder servicing services for the Trust’s Class A, Class C, Class R and Class T shares) and DST Asset Manager Solutions, Inc., 330 West 9th Street, 5th Floor, Kansas City, Missouri 64105 (providing transfer agency services for the Trust’s Class P, Institutional Class, Class R6 and Administrative Class shares).

Legal Counsel

Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, Massachusetts 02199-3600, serves as legal counsel to the Trust.

Registration Statement

This Statement of Additional Information and the Prospectus do not contain all of the information included in the Trust’s registration statements filed with the SEC under the Securities Act with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statements, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the relevant registration statement, each such statement being qualified in all respects by such reference.

Forward-Looking Statements

The Trust’s Prospectus and this Statement of Additional Information include forward-looking statements. All statements other than statements of historical facts contained in the Prospectus and this Statement of Additional Information, including statements regarding Funds’ investment strategies, are forward-looking statements. The words “believe,” “may,” “estimate,” “continue,” “anticipate,” “intend,” “should,” “plan,” “could,” “target,” “potential,” “is likely,” “will,” “expect” and similar expressions, as they relate to the Funds, are intended to identify forward-looking statements. Forward-looking statements are subject to a number of risks, uncertainties and assumptions, some of which are described in the Prospectus and in this Statement of Additional Information. In addition, the Funds’ past results do not necessarily indicate their future results. You should not rely upon forward-looking statements as predictions of future events or performance. You cannot be assured that the events and circumstances reflected in the forward-looking statements will be achieved or occur.

Financial Statements

Audited financial statements for the Funds as of September 30, 2017, including notes thereto, and the report of PricewaterhouseCoopers LLP thereon, are incorporated by reference from the Trust’s September 30, 2017 Annual Report. The Trust’s September 30, 2017 Annual Report was filed electronically with the SEC on December 1, 2017 (Accession No. 0001193125-17-358284). Because PerformanceFee Managed Futures Strategy Fund, PerformanceFee Structured US Equity Fund, PerformanceFee Structured US Fixed Income Fund, Real Estate Debt Fund, AllianzGI Core Bond, AllianzGI Core Plus Bond and AllianzGI Preferred Securities and Income Fund are newly organized, they are not incorporated by reference from the Trust’s most recent annual report.

APPENDIX A

DESCRIPTION OF SECURITIES RATINGS

Certain of the Funds make use of average portfolio credit quality standards to assist institutional investors whose own investment guidelines limit their investments accordingly. In determining a Fund’s overall dollar-weighted average quality, unrated securities are treated as if rated, based on the Adviser’s view of their comparability to rated securities. A Fund’s use of average quality criteria is intended to be a guide for those investors whose investment guidelines require that assets be invested according to comparable criteria. Reference to an overall average quality rating for a Fund does not mean that all securities held by the Fund will be rated in that category or higher. A Fund’s investments may range in quality from securities rated in the lowest category in which the Fund is permitted to invest to securities rated in the highest category (as rated by Moody’s, S&P, Fitch, Kroll Bond Rating Agency or DBRS, or, if unrated, determined by the Adviser to be of comparable quality). The percentage of a Fund’s assets invested in securities in a particular rating category will vary. Following is a description of Moody’s, S&P’s, Fitch’s, Kroll’s and DBRS’s ratings applicable to fixed income securities.

Moody’s Global Rating Scales

Global Long-Term Rating Scale

Ratings assigned on Moody’s global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default. Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.

Global Long-Term Rating Scale

Aaa: Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa: Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A: Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa: Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba: Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B: Obligations rated B are considered speculative and are subject to high credit risk.

Caa: Obligations rated Caa are judged to be speculative, of poor standing and are subject to very high credit risk.

Ca: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C: Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers, 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.*

*	By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.

Global Short-Term Rating Scale

Ratings assigned on Moody’s global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default. Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.

P-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP: Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

S&P Global Ratings Services

Issue Credit Rating Definitions

An S&P Global Ratings issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P Global Ratings’ view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and this opinion may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. Medium-term notes are assigned long-term ratings.

Issue credit ratings are based, in varying degrees, on S&P Global Ratings’ analysis of the following considerations: the likelihood of payment — the capacity and willingness of the obligor to meet its financial commitments on an obligation in accordance with the terms of the obligation; the nature and provisions of the financial obligation, and the promise we impute; and the protection afforded by, and relative position of, the financial obligation in the event of a bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

Long-Term Issue Credit Ratings*

AAA: An obligation rated ‘AAA’ has the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.

AA: An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.

A: An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

BBB: An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.

Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposure to adverse conditions.

BB: An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.

B: An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.

CCC: An obligation rated ‘CCC’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.

CC: An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred, but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.

C: An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.

D: An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

NR: This indicates that no rating has been requested, or that there is insufficient information on which to base a rating, or that S&P Global Ratings does not rate a particular obligation as a matter of policy.

*The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

Active Qualifiers

S&P Global Ratings uses the following qualifiers that limit the scope of a rating. The structure of the transaction can require the use of a qualifier such as a ‘p’ qualifier, which indicates the rating addresses the principal portion of the obligation only. A qualifier appears as a suffix and is part of the rating.

Federal deposit insurance limit: ‘L’ qualifier

Ratings qualified with ‘L’ apply only to amounts invested up to federal deposit insurance limits.

Principal: ‘p’ qualifier

This suffix is used for issues in which the credit factors, the terms, or both, that determine the likelihood of receipt of payment of principal are different from the credit factors, terms or both that determine the likelihood of receipt of interest on the obligation. The ‘p’ suffix indicates that the rating addresses the principal portion of the obligation only and that the interest is not rated.

Preliminary ratings: ‘prelim’ qualifier

Preliminary ratings, with the ‘prelim’ suffix, may be assigned to obligors or obligations, including financial programs, in the circumstances described below. Assignment of a final rating is conditional on the receipt by S&P Global Ratings of appropriate documentation. S&P Global Ratings reserves the right not to issue a final rating. Moreover, if a final rating is issued, it may differ from the preliminary rating.

•	Preliminary ratings may be assigned to obligations, most commonly structured and project finance issues, pending receipt of final documentation and legal opinions.

•	Preliminary ratings may be assigned to obligations that will likely be issued upon the obligor’s emergence from bankruptcy or similar reorganization, based on late-stage reorganization plans, documentation and discussions with the obligor. Preliminary ratings may also be assigned to the obligors. These ratings consider the anticipated general credit quality of the reorganized or post-bankruptcy issuer as well as attributes of the anticipated obligation(s).

•	Preliminary ratings may be assigned to entities that are being formed or that are in the process of being independently established when, in S&P Global Ratings’ opinion, documentation is close to final. Preliminary ratings may also be assigned to the obligations of these entities.

•	Preliminary ratings may be assigned when a previously unrated entity is undergoing a well-formulated restructuring, recapitalization, significant financing or other transformative event, generally at the point that investor or lender commitments are invited. The preliminary rating may be assigned to the entity and to its proposed obligation(s). These preliminary ratings consider the anticipated general credit quality of the obligor, as well as attributes of the anticipated obligation(s), assuming successful completion of the transformative event. Should the transformative event not occur, S&P Global Ratings would likely withdraw these preliminary ratings.

•	A preliminary recovery rating may be assigned to an obligation that has a preliminary issue credit rating.

Termination structures: ‘t’ qualifier

This symbol indicates termination structures that are designed to honor their contracts to full maturity or, should certain events occur, to terminate and cash settle all their contracts before their final maturity date.

Counterparty Instrument Rating: ‘cir’ qualifier

This symbol indicates a Counterparty Instrument Rating (CIR), which is a forward-looking opinion about the creditworthiness of an issuer in a securitization structure with respect to a specific financial obligation to a counterparty (including interest rate swaps, currency swaps, and liquidity facilities). The CIR is determined on an ultimate payment basis; these opinions do not take into account timeliness of payment.

Active Identifiers

S&P Global Ratings currently uses seven other identifiers. These words or symbols provide additional information but do not change the definition of a rating or our opinion about the issue’s or issuer’s creditworthiness. The identifiers are often required by regulation.

Unsolicited: ‘unsolicited’ and ‘u’ identifier

The ‘u’ identifier and ‘unsolicited’ designation are assigned to credit ratings initiated by parties other than the issuer or its agents, including those initiated by S&P Global Ratings.

Structured finance: ‘sf’ identifier

The ‘sf’ identifier shall be assigned to ratings on “structured finance instruments” when required to comply with applicable law or regulatory requirement or when S&P Global Ratings’ believes it appropriate. The addition of the ‘sf’ identifier to a rating does not change that rating’s definition or our opinion about the issue’s creditworthiness. For detailed information on the instruments assigned the ‘sf’ identifier, please see “S&P Announces Changes To The List of Instruments Carrying The Structured Finance Identifier” in Section VIII, under “Related Research.”

Japan: ‘JR’ identifier

The ‘JR’ identifier is assigned to all issue and issuer ratings assigned by either S&P Global Ratings Japan Inc. or S&P Global SF Japan Inc., each of which is a registered credit rating agency in Japan, as ratings registered under Japanese regulation. The addition of the identifier does not change the definition of that rating or our opinion about the issue’s or issuer’s creditworthiness.

European Union: ‘EU’ identifier

S&P Global Ratings assigns the ‘EU’ identifier to global scale ratings assigned by S&P Global Ratings rating entities (or branches thereof) regulated in the European Union. The addition of the ‘EU’ identifier to a rating does not change that rating’s definition or our opinion about the issue’s or issuer’s creditworthiness.

European Endorsed: ‘EE’ identifier

S&P Global Ratings assigns the ‘EE’ identifier to global scale ratings assigned by S&P Global Ratings entities established outside the European Union which are endorsed by an S&P Global Ratings entity regulated in the European Union. The addition of the ‘EE’ identifier to a rating does not change that rating’s definition or our opinion about the issue’s or issuer’s creditworthiness.

Nippon KK: ‘XN’ identifier

S&P Global SF Japan Inc. assigns the ‘XN’ identifier to credit ratings assigned by S&P Global SF Japan Inc. S&P Global SF Japan Inc. is not a Nationally Recognized Statistical Rating Organization. The addition of the ‘XN’ identifier to a rating does not change that rating’s definition or our opinion about the issue’s or issuer’s creditworthiness.

Under criteria observation ‘UCO’ identifier

The ‘UCO’ identifier may (or shall, if an EU regulatory requirement) be assigned to credit ratings under review as a result of a criteria revision. The addition of the ‘UCO’ identifier to a rating does not change that rating’s definition or our opinion about the issue’s or issuer’s creditworthiness.

Short-Term Issue Credit Ratings

A-1: A short-term obligation rated ‘A-1’ is rated in the highest category by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on these obligations is extremely strong.

A-2: A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.

A-3: A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor’s capacity to meet its financial commitments on the obligation.

B: A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitments.

C: A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.

D: A short-term obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

Dual Ratings: Dual ratings may be assigned to debt issues that have a put option or demand feature. The first component of the rating addresses the likelihood of repayment of principal and interest as due, and the second component of the rating addresses only the demand feature. The first component of the rating can relate to either a short-term or long-term transaction and accordingly use either short-term or long-term rating symbols. The second component of the rating relates to the put option and is assigned a short-term rating symbol (for example, ‘AAA/A-1+’ or ‘A-1+/A-1’). With U.S. municipal short-term demand debt, the U.S. municipal short-term note rating symbols are used for the first component of the rating (for example, ‘SP-1+/A-1+’).

The analyses, including ratings, of S&P Global Ratings and its affiliates (together, “S&P Global Ratings”) are statements of opinion as of the date they are expressed and not statements of fact or recommendations to purchase, hold, or sell any securities or make any investment decisions. S&P Global Ratings assumes no obligation to update any information following publication. Users of ratings or other analyses should not rely on them in making any investment decision. S&P Global Ratings’ opinions and analyses do not address the suitability of any security. S&P Global Ratings does not act as a fiduciary or an investment advisor except where registered as such. While S&P Global Ratings has obtained information from sources it believes to be reliable, it does not perform an audit and undertakes no duty of due diligence or independent verification of any information it receives. Ratings and other opinions may be changed, suspended, or withdrawn at any time.

Fitch, Inc.

Issuer Default Ratings

Rated entities in a number of sectors, including financial and non-financial corporations, sovereigns, insurance companies and certain sectors within public finance, are generally assigned Issuer Default Ratings (IDRs). IDRs are also assigned to certain entities in global infrastructure and project finance. IDRs opine on an entity’s relative vulnerability to default on financial obligations. The “threshold” default risk addressed by the IDR is generally that of the financial obligations whose non-payment would best reflect the uncured failure of that entity. As such, IDRs also address relative vulnerability to bankruptcy, administrative receivership or similar concepts.

In aggregate, IDRs provide an ordinal ranking of issuers based on the agency’s view of their relative vulnerability to default, rather than a prediction of a specific percentage likelihood of default.

AAA: Highest credit quality. ‘AAA’ ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality. ‘AA’ ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality. ‘A’ ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB: Good credit quality. ‘BBB’ ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB: Speculative. ‘BB’ ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists that supports the servicing of financial commitments.

B: Highly speculative. ‘B’ ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC: Substantial credit risk. Default is a real possibility.

CC: Very high levels of credit risk. Default of some kind appears probable.

C: A default or default-like process has begun, or the issuer is in standstill, or for a closed funding vehicle, payment capacity is irrevocably impaired. Conditions that are indicative of a ‘C’ category rating for an issuer include:

(a) the issuer has entered into a grace or cure period following non-payment of a material financial obligation;

(b) the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or

(c) the formal announcement by the issuer or their agent of a distressed debt exchange;

(d) a closed financing vehicle where payment capacity is irrevocably impaired such that it is not expected to pay interest and/or principal in full during the life of the transaction, but where no payment default is imminent.

RD: Restricted default. ‘RD’ ratings indicate an issuer that, in Fitch’s opinion, has experienced: (a) an uncured payment default on a bond, loan or other material financial obligation, but (b) has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure and (c) has not otherwise ceased operating. This would include:

i. the selective payment default on a specific class or currency of debt;

ii. the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation; or

iii. the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; ordinary execution of a distressed debt exchange on one or more material financial obligations.

D: Default. ‘D’ ratings indicate an issuer that in Fitch’s opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure or that has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.

Imminent default, categorized under ‘C’, typically refers to the occasion where a payment default has been intimated by the issuer and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

Within rating categories, Fitch may use modifiers. The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. For example, the rating category ‘AA’ has three notch-specific rating levels (‘AA+’; ‘AA’; ‘AA-’; each a rating level). Such suffixes are not added to ‘AAA’ ratings. For corporate finance obligation ratings, they are not appended to rating categories below the ‘CCC’. For all other sectors/obligations, they are not assigned to rating categories below the ‘B’.

Corporate Finance Obligations

Ratings of individual securities or financial obligations of a corporate issuer address relative vulnerability to default on an ordinal scale. In addition, for financial obligations in corporate finance, a measure of recovery given default on that liability is also included in the rating assessment. This notably applies to covered bonds ratings, which incorporate both an indication of the probability of default and of the recovery given a default of this debt instrument.

The relationship between the issuer scale and obligation scale assumes a generic historical average recovery. Individual obligations can be assigned ratings higher, lower, or the same as that entity’s issuer rating or IDR, based on their relative ranking or based on explicit Recovery Ratings. As a result, individual obligations of entities, such as corporations, are assigned ratings higher, lower, or the same as that entity’s issuer rating or IDR. At the lower end of the ratings scale, Fitch publishes explicit Recovery Ratings in many cases to complement issuer and obligation ratings.

AAA: Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB: Good credit quality. ‘BBB’ ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB: Speculative. ‘BB’ ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B: Highly speculative. ‘B’ ratings indicate that material credit risk is present.

CCC: Substantial credit risk. ‘CCC’ ratings indicate that substantial credit risk is present.

CC: Very high levels of credit risk. ‘CC’ ratings indicate very high levels of credit risk.

C: Exceptionally high levels of credit risk. ‘C’ indicates exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned ‘RD’ or ‘D’ ratings but are instead rated in the ‘B’ to ‘C’ rating categories, depending on their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

The subscript ‘emr’ is appended to a rating to denote embedded market risk that is beyond the scope of the rating. The designation is intended to make clear that the rating solely addresses the counterparty risk of the issuing bank. It is not meant to indicate any limitation in the analysis of the counterparty risk, which in all other respects follows published Fitch criteria for analyzing the issuing financial institution. Fitch does not rate these instruments where the principal is to any degree subject to market risk.

Structured Finance

Ratings of structured finance obligations on the long-term scale consider the obligations’ relative vulnerability to default. These ratings are typically assigned to an individual security or tranche in a transaction and not to an issuer.

AAA: Highest Credit Quality. ‘AAA’ ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality. ‘AA’ ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High Credit Quality. ‘A’ ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB: Good Credit Quality. ‘BBB’ ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB: Speculative. ‘BB’ ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time.

B: Highly Speculative. ‘B’ ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC: Substantial Credit Risk. Default is a real possibility.

CC: Very High Levels of Credit Risk. Default of some kind appears probable.

C: Exceptionally High Levels of Credit Risk. Default appears imminent or inevitable.

D: Default. Indicates a default. Default generally is defined as one of the following:

(a) Failure to make payment of principal and/or interest under the contractual terms of the rated obligation;

(b) Bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of the business of an issuer/obligor; or

(c) Distressed exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation to avoid a probable payment default.

Structured Finance Defaults. Imminent default, categorized under ‘C’, typically refers to the occasion where a payment default has been intimated by the issuer and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

Additionally, in structured finance transactions, where analysis indicates that an instrument is irrevocably impaired such that it is not expected to pay interest and/or principal in full in accordance with the terms of the obligation’s documentation during the life of the transaction, but where no payment default in accordance with the terms of the documentation is imminent, the obligation will typically be rated in the ‘C’ category.

Structured Finance Write-downs. Where an instrument has experienced an involuntary and, in the agency’s opinion, irreversible write-down of principal (i.e., other than through amortization, and resulting in a loss to the investor), a credit rating of ‘D’ will be assigned to the instrument. Where the agency believes the write-down may prove to be temporary (and the loss may be “written up” again in future if and when performance improves), then a credit rating of ‘C’ will typically be assigned. Should the write-down then later be reversed, the credit rating will be raised to an appropriate level for that instrument. Should the write-down later be deemed as irreversible, the credit rating will be lowered to ‘D’.

Notes:

In the case of structured finance, while the ratings do not address the loss severity given default of the rated liability, loss severity assumptions on the underlying assets are nonetheless typically included as part of the analysis. Loss severity assumptions are used to derive pool cash flows available to service the rated liability.

The suffix ‘sf’ denotes an issue that is a structured finance transaction.

Enhanced Equipment Trust Certificates (EETCs) are corporate-structured hybrid debt securities that airlines typically use to finance aircraft equipment. Due to the hybrid characteristics of these bonds, Fitch’s rating approach incorporates elements of both the structured finance and corporate rating methodologies. Although rated as asset-backed securities, unlike other structured finance ratings, EETC ratings involve a measure of recovery given default akin to ratings of financial obligations in corporate finance, as described above.

Recovery Ratings

Recovery Ratings are assigned to selected individual securities and obligations, most frequently for individual obligations of corporate finance issuers with IDRs in speculative grade categories.

Among the factors that affect recovery rates for securities are the collateral, the seniority relative to other obligations in the capital structure (where appropriate), and the expected value of the company or underlying collateral in distress.

The Recovery Rating scale is based on the expected relative recovery characteristics of an obligation upon the curing of a default, emergence from insolvency or following the liquidation or termination of the obligor or its associated collateral.

Recovery Ratings are an ordinal scale and do not attempt to precisely predict a given level of recovery. As a guideline in developing the rating assessments, the agency employs broad theoretical recovery bands in its ratings approach based on historical averages and analytical judgement, but actual recoveries for a given security may deviate materially from historical averages.

RR1: Outstanding Recovery Prospects Given Default.

RR2: Superior Recovery Prospects Given Default.

RR3: Good Recovery Prospects Given Default.

RR4: Average Recovery Prospects Given Default.

RR5: Below Average Recovery Prospects Given Default.

RR6: Poor Recovery Prospects Given Default.

RR1 rated securities have characteristics consistent with securities historically recovering 91%-100% of current principal and related interest.

RR2 rated securities have characteristics consistent with securities historically recovering 71%-90% of current principal and related interest.

RR3 rated securities have characteristics consistent with securities historically recovering 51%-70% of current principal and related interest.

RR4 rated securities have characteristics consistent with securities historically recovering 31%-50% of current principal and related interest.

RR5 rated securities have characteristics consistent with securities historically recovering 11%-30% of current principal and related interest.

RR6 rated securities have characteristics consistent with securities historically recovering 0%-10% of current principal and related interest.

Kroll Bond Rating Agency (“KBRA”)

LONG-TERM CREDIT RATINGS

Kroll Bond Rating Agency (KBRA) assigns credit ratings to issuers and their obligations using the same rating scale. In either case, KBRA’s credit ratings are intended to reflect both the probability of default and severity of loss in the event of default, with greater emphasis on probability of default at higher rating categories. For obligations, the determination of expected loss severity is, among other things, a function of the seniority of the claim. Generally speaking, issuer-level ratings assume a loss severity consistent with a senior unsecured claim. KBRA appends an (sf) indicator to ratings assigned to structured finance obligations.

AAA: Determined to have almost no risk of loss due to credit-related events. Assigned only to the very highest quality obligors and obligations able to survive extremely challenging economic events.

AA: Determined to have minimal risk of loss due to credit-related events. Such obligors and obligations are deemed very high quality.

A: Determined to be of high quality with a small risk of loss due to credit-related events. Issuers and obligations in this category are expected to weather difficult times with low credit losses.

BBB: Determined to be of medium quality with some risk of loss due to credit-related events. Such issuers and obligations may experience credit losses during stress environments.

BB: Determined to be of low quality with moderate risk of loss due to credit-related events. Such issuers and obligations have fundamental weaknesses that create moderate credit risk.

B: Determined to be of very low quality with high risk of loss due to credit-related events. These issuers and obligations contain many fundamental shortcomings that create significant credit risk.

CCC: Determined to be at substantial risk of loss due to credit-related events, or currently in default with high recovery expectations.

CC: Determined to be near default or in default with average recovery expectations.

C: Determined to be near default or in default with low recovery expectations.

D: KBRA defines default as occurring if:

1. There is a missed interest or principal payment on a rated obligation which is unlikely to be recovered.

2. The rated entity files for protection from creditors, is placed into receivership or is closed by regulators such that a missed payment is likely to result.

3. The rated entity seeks and completes a distressed exchange, where existing rated obligations are replaced by new obligations with a diminished economic value.

KBRA may append – or + modifiers to ratings in categories AA through CCC to indicate, respectively, upper and lower risk levels within the broader category.

SHORT-TERM CREDIT RATINGS

Kroll Bond Rating Agency’s short-term ratings indicate an ability to meet obligations that typically have maturities of thirteen months or less when issued by corporate entities, financial institutions, and in connection with structured finance transactions. When applied to municipal obligations, KBRA’s short-term ratings typically indicate an ability to meet obligations of three years or less. Short-term ratings may be assigned to both issuers and to specific obligations. As compared to long-term ratings, greater emphasis is placed on an obligor’s liquidity profile and access to funding. KBRA appends an (sf) indicator to ratings assigned to structured finance obligations.

K1: Very strong ability to meet short-term obligations.

K2: Strong ability to meet short-term obligations.

K3: Adequate ability to meet short-term obligations.

B: Questionable ability to meet short-term obligations.

C: Little ability to meet short-term obligations.

D: KBRA defines default as occurring if:

1. There is a missed interest or principal payment on a rated obligation which is unlikely to be recovered.

2. The rated entity files for protection from creditors, is placed into receivership or is closed by regulators such that a missed payment is likely to result.

3. The rated entity seeks and completes a distressed exchange, where existing rated obligations are replaced by new obligations with a diminished economic value.

KBRA may append a + modifier to ratings in the K1 category to indicate exceptional ability to meet short-term obligations.

DBRS

LONG-TERM OBLIGATIONS

The DBRS® long-term rating scale provides an opinion on the risk of default. That is, the risk that an issuer will fail to satisfy its financial obligations in accordance with the terms under which an obligations has been issued. Ratings are based on quantitative and qualitative considerations relevant to the issuer, and the relative ranking of claims. All rating categories other than AAA and D also contain subcategories “(high)” and “(low).” The absence of either a “(high)” or “(low)” designation indicates the rating is in the middle of the category.

AAA: Highest credit quality. The capacity for the payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.

AA: Superior credit quality. The capacity for the payment of financial obligations is considered high. Credit quality differs from AAA only to a small degree. Unlikely to be significantly vulnerable to future events.

A: Good credit quality. The capacity for the payment of financial obligations is substantial, but of lesser credit quality than AA. May be vulnerable to future events, but qualifying negative factors are considered manageable.

BBB: Adequate credit quality. The capacity for the payment of financial obligations is considered acceptable. May be vulnerable to future events.

BB: Speculative, non investment-grade credit quality. The capacity for the payment of financial obligations is uncertain. Vulnerable to future events.

B: Highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet financial obligations.

CCC/CC/C: Very highly speculative credit quality. In danger of defaulting on financial obligations. There is little difference between these three categories, although CC and C ratings are normally applied to obligations that are seen as highly likely to default, or subordinated to obligations rated in the CCC to B range. Obligations in respect of which default has not technically taken place but is considered inevitable may be rated in the C category.

D: When the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods, a downgrade to D may occur. DBRS may also use SD (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange.”

COMMERCIAL PAPER AND SHORT-TERM DEBT

The DBRS® short-term debt rating scale provides an opinion on the risk that an issuer will not meet its short-term financial obligations in a timely manner. Ratings are based on quantitative and qualitative considerations relevant to the issuer and the relative ranking of claims. The R-1 and R-2 rating categories are further denoted by the subcategories “(high),” “(middle),” and “(low).”

R-1 (high): Highest credit quality. The capacity for the payment of short-term financial obligations as they fall due is exceptionally high. Unlikely to be adversely affected by future events.

R-1 (middle): Superior credit quality. The capacity for the payment of short-term financial obligations as they fall due is very high. Differs from R-1 (high) by a relatively modest degree. Unlikely to be significantly vulnerable to future events.

R-1 (low): Good credit quality. The capacity for the payment of short-term financial obligations as they fall due is substantial. Overall strength is not as favorable as higher rating categories. May be vulnerable to future events, but qualifying negative factors are considered manageable.

R-2 (high): Upper end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events.

R-2 (middle): Adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events or may be exposed to other factors that could reduce credit quality.

R-2 (low): Lower end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events. A number of challenges are present that could affect the issuer’s ability to meet such obligations.

R-3: Lowest end of adequate credit quality. There is a capacity for the payment of short-term financial obligations as they fall due. May be vulnerable to future events and the certainty of meeting such obligations could be impacted by a variety of developments.

R-4: Speculative credit quality. The capacity for the payment of short-term financial obligations as they fall due is uncertain.

R-5: Highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet short-term financial obligations as they fall due.

D: When the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods, a downgrade to D may occur. DBRS may also use SD (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange.”

APPENDIX B

CERTAIN OWNERSHIP OF TRUST SHARES

As of December 31, 2017 the following persons owned of record or beneficially 5% or more of the noted class of shares of the Funds:

a = Entity owned 25% or more of the outstanding shares of beneficial interest of the Funds, and therefore may be presumed to “control” the Funds, as that term is defined in the 1940 Act.

b = Shares are believed to be held only as nominee.

	FUND NAME	REGISTRATION	AMOUNT & NATURE OF BENEFICIAL OWNERSHIP	PERCENTAGE OF OUTSTANDING SHARES OF CLASS OWNED
b	ALLIANZGI GLOBAL ALLOCATION A	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT 5TH FLOOR 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	412,971.592	10.18
	ALLIANZGI GLOBAL ALLOCATION A	PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	364,751.546	8.99
b	ALLIANZGI GLOBAL ALLOCATION A	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	211,122.297	5.21
b	ALLIANZGI GLOBAL ALLOCATION A	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	471,511.909	11.63
b	ALLIANZGI GLOBAL ALLOCATION A	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMN/#97M 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	727,553.005	17.94
	ALLIANZGI GLOBAL ALLOCATION A	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	454,481.780	11.21
b	ALLIANZGI NFJ MID-CAP VALUE A	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT 5TH FLOOR 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	3,104,973.820	17.6
	ALLIANZGI NFJ MID-CAP VALUE A	PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	1,368,056.547	7.76
b	ALLIANZGI NFJ MID-CAP VALUE A	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	1,851,532.068	10.5
b	ALLIANZGI NFJ MID-CAP VALUE A	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMN/#97M 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	2,138,355.849	12.12
b	ALLIANZGI NFJ MID-CAP VALUE A	CHARLES SCHWAB & CO SPECIAL CUSTODY ACCOUNT OF THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1905	1,244,777.287	7.06
	ALLIANZGI NFJ MID-CAP VALUE A	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	895,357.993	5.08
b	ALLIANZGI FOCUSED GROWTH A	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT 5TH FLOOR 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	625,689.937	8.13
b	ALLIANZGI FOCUSED GROWTH A	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	1,358,744.921	17.65
b	ALLIANZGI FOCUSED GROWTH A	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMN/#97M 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	1,036,761.811	13.47
b	ALLIANZGI FOCUSED GROWTH A	STATE STREET BANK TRUSTEE AND/OR CUSTODIAN FBO ADP ACCESS 1 LINCOLN ST BOSTON MA 02111-2901	652,817.467	8.48
b	ALLIANZGI FOCUSED GROWTH A	ASCENSUS TRUST COMPANY FBO CORRECTIONS CORPORATION OF AMERICA 008192 P.O. BOX 10758 FARGO ND 58106-0758	496,105.408	6.44
b	ALLIANZGI NFJ SMALL-CAP VALUE A	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	3,153,239.168	9.77
b	ALLIANZGI NFJ SMALL-CAP VALUE A	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMN/#97M 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	3,668,992.358	11.37
	ALLIANZGI NFJ SMALL-CAP VALUE A	MASSACHUSETTS MUTUAL LIFE INSURANCE CO 1295 STATE STREET MIP N255 SPRINGFIELD MA 01111-0001	1,699,877.670	5.27
b	ALLIANZGI NFJ SMALL-CAP VALUE A	STATE STREET BANK TRUSTEE AND/OR CUSTODIAN FBO ADP ACCESS 1 LINCOLN ST BOSTON MA 02111-2901	7,673,990.608	23.78
b	ALLIANZGI INCOME & GROWTH A	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	16,324,453.663	15.83
	ALLIANZGI INCOME & GROWTH A	PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	8,412,075.081	8.16
b	ALLIANZGI INCOME & GROWTH A	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	11,199,280.996	10.86
b	ALLIANZGI INCOME & GROWTH A	RBC CAPITAL MARKETS LLC MUTUAL FUND OMNIBUS PROCESSING OMNIBUS ATTN MUTUAL FUND OPS MANAGER 60 S 6TH ST STE 700 # STREET-P08 MINNEAPOLIS MN 55402-4413	21,867,365.122	21.21

	ALLIANZGI INCOME & GROWTH A	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	6,877,428.565	6.67
a, b	ALLIANZGI EMERGING MARKETS OPP A	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	2,783,039.469	68.36
b	ALLIANZGI EMERGING MARKETS OPP A	CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C (FBO) CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1905	338,528.791	8.31
b	ALLIANZGI NFJ LARGE-CAP VALUE A	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	795,682.016	13.42
	ALLIANZGI NFJ LARGE-CAP VALUE A	PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	645,958.577	10.9
b	ALLIANZGI NFJ LARGE-CAP VALUE A	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	302,652.306	5.11
b	ALLIANZGI NFJ LARGE-CAP VALUE A	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	471,682.575	7.96
b	ALLIANZGI NFJ LARGE-CAP VALUE A	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMN/#97M 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	660,508.214	11.14
b	ALLIANZGI NFJ LARGE-CAP VALUE A	CHARLES SCHWAB & CO SPECIAL CUSTODY ACCOUNT OF THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1905	713,116.167	12.03
b	ALLIANZGI NFJ DIVIDEND VALUE A	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	4,915,897.746	13.41
	ALLIANZGI NFJ DIVIDEND VALUE A	PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	2,515,610.615	6.86
b	ALLIANZGI NFJ DIVIDEND VALUE A	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	2,081,560.890	5.68
b	ALLIANZGI NFJ DIVIDEND VALUE A	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMN/#97M 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	4,834,353.021	13.18
b	ALLIANZGI NFJ DIVIDEND VALUE A	CHARLES SCHWAB & CO SPECIAL CUSTODY ACCOUNT OF THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1905	3,581,003.004	9.77
b	ALLIANZGI NFJ DIVIDEND VALUE A	HARTFORD LIFE INSURANCE CO 401K SEPARATE ACCOUNT PO BOX 2999 HARTFORD CT 06104-2999	2,148,100.762	5.86
	ALLIANZGI NFJ DIVIDEND VALUE A	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	2,246,841.062	6.13
b	ALLIANZGI HEALTH SCIENCES A	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	870,581.011	19.34
a, b	ALLIANZGI HEALTH SCIENCES A	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNTS FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1905	1,569,881.264	34.88
b	ALLIANZGI TECHNOLOGY A	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	872,254.387	10.92
	ALLIANZGI TECHNOLOGY A	PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	514,220.361	6.44
b	ALLIANZGI TECHNOLOGY A	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	410,846.403	5.14
b	ALLIANZGI TECHNOLOGY A	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	412,155.648	5.16
b	ALLIANZGI TECHNOLOGY A	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMN/#97M 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	575,466.289	7.2
b	ALLIANZGI TECHNOLOGY A	CHARLES SCHWAB & CO SPECIAL CUSTODY ACCOUNT OF THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1905	1,353,288.882	16.94
b	ALLIANZGI GLOBAL SMALL-CAP A	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	260,682.518	21.45
	ALLIANZGI GLOBAL SMALL-CAP A	PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	83,161.477	6.84
b	ALLIANZGI GLOBAL SMALL-CAP A	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	69,871.949	5.75

b	ALLIANZGI GLOBAL SMALL-CAP A	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	83,087.798	6.84
b	ALLIANZGI GLOBAL SMALL-CAP A	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMN/#97M 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	97,044.314	7.98
b	ALLIANZGI GLOBAL SMALL-CAP A	CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C (FBO) CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1905	195,308.001	16.07
b	ALLIANZGI MID-CAP A	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	2,641,076.063	8.32
	ALLIANZGI MID-CAP A	PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	1,593,776.168	5.02
b	ALLIANZGI MID-CAP A	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	3,729,208.075	11.75
a, b	ALLIANZGI MID-CAP A	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMN/#97M 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	8,629,644.629	27.18
	ALLIANZGI MID-CAP A	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	1,698,170.418	5.35
b	ALLIANZGI GLOBAL NATURAL RESOURCES A	UBS WM USA 0O0 11011 6100 OMNI ACCOUNT M/F SPEC CDY A/C EBOC UBSFSI 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	64,891.915	8.37
b	ALLIANZGI GLOBAL NATURAL RESOURCES A	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMN/#97M 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	138,669.272	17.88
b	ALLIANZGI GLOBAL NATURAL RESOURCES A	SAXON & CO FBO 21100013408821 P O BOX 7780-1888 PHILADELPHIA PA 19182-0001	82,781.457	10.68
b	ALLIANZGI GLOBAL NATURAL RESOURCES A	STATE STREET BANK TRUSTEE AND/OR CUSTODIAN FBO ADP ACCESS 1 LINCOLN ST BOSTON MA 02111-2901	40,910.324	5.28
b	ALLIANZGI GLOBAL NATURAL RESOURCES A	CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C (FBO) CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1905	94,312.008	12.16
b	ALLIANZGI NFJ INTERNATIONAL VALUE A	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	957,108.255	16.57
	ALLIANZGI NFJ INTERNATIONAL VALUE A	PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	453,872.871	7.86
b	ALLIANZGI NFJ INTERNATIONAL VALUE A	UBS WM USA 0O0 11011 6100 OMNI ACCOUNT M/F SPEC CDY A/C EBOC UBSFSI 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	524,998.945	9.09
b	ALLIANZGI NFJ INTERNATIONAL VALUE A	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMN/#97M 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	395,343.775	6.84
b	ALLIANZGI NFJ INTERNATIONAL VALUE A	STATE STREET BANK TRUSTEE AND/OR CUSTODIAN FBO ADP ACCESS 1 LINCOLN ST BOSTON MA 02111-2901	314,118.380	5.44
	ALLIANZGI NFJ INTERNATIONAL VALUE A	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	289,919.389	5.02
b	ALLIANZGI GLOBAL WATER A	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	1,853,811.810	15.05
	ALLIANZGI GLOBAL WATER A	PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	1,520,835.981	12.35
b	ALLIANZGI GLOBAL WATER A	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	1,158,005.463	9.4
b	ALLIANZGI GLOBAL WATER A	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMN/#97M 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	1,883,563.307	15.29
b	ALLIANZGI GLOBAL WATER A	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNTS FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1905	1,049,253.242	8.52
	ALLIANZGI GLOBAL WATER A	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	809,028.492	6.57
a, b	ALLIANZGI RETIREMENT 2020 A	TAYNIK & CO C/O STATE STREET BANK & TRUST CO 1200 CROWN COLONY DR CC103 QUINCY MA 02169-0938	488,341.010	71.17
b	ALLIANZGI RETIREMENT 2020 A	AMERICAN UNITED INSURANCE CO TTEE GROUP RETIREMENT ANNUITY PO BOX 368 INDIANAPOLIS IN 46206-0368	40,252.886	5.87

b	ALLIANZGI RETIREMENT 2020 A	ATTN NPIO TRADE DESK DCGT TRUSTEE & OR CUSTODIAN FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS 711 HIGH ST DES MOINES IA 50392-0001	51,650.706	7.53
b	ALLIANZGI RETIREMENT 2030 A	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	24,942.997	5.55
	ALLIANZGI RETIREMENT 2030 A	PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	35,941.292	7.99
a, b	ALLIANZGI RETIREMENT 2030 A	TAYNIK & CO C/O STATE STREET BANK & TRUST CO 1200 CROWN COLONY DR CC103 QUINCY MA 02169-0938	148,251.510	32.96
b	ALLIANZGI RETIREMENT 2030 A	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMN/#97M 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	27,049.872	6.01
b	ALLIANZGI RETIREMENT 2030 A	AMERICAN UNITED INSURANCE CO TTEE GROUP RETIREMENT ANNUITY PO BOX 368 INDIANAPOLIS IN 46206-0368	48,767.882	10.84
b	ALLIANZGI RETIREMENT 2030 A	STATE STREET BANK TRUSTEE AND/OR CUSTODIAN FBO ADP ACCESS 1 LINCOLN ST BOSTON MA 02111-2901	54,376.978	12.09
b	ALLIANZGI RETIREMENT 2030 A	ATTN NPIO TRADE DESK DCGT TRUSTEE & OR CUSTODIAN FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS 711 HIGH ST DES MOINES IA 50392-0001	35,753.012	7.95
a, b	ALLIANZGI RETIREMENT 2040 A	TAYNIK & CO C/O STATE STREET BANK & TRUST CO 1200 CROWN COLONY DR CC103 QUINCY MA 02169-0938	90,354.697	32.04
b	ALLIANZGI RETIREMENT 2040 A	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMN/#97M 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	68,456.336	24.28
b	ALLIANZGI RETIREMENT 2040 A	AMERICAN UNITED INSURANCE CO TTEE GROUP RETIREMENT ANNUITY PO BOX 368 INDIANAPOLIS IN 46206-0368	38,215.191	13.55
b	ALLIANZGI RETIREMENT 2040 A	STATE STREET BANK TRUSTEE AND/OR CUSTODIAN FBO ADP ACCESS 1 LINCOLN ST BOSTON MA 02111-2901	22,473.497	7.97
b	ALLIANZGI RETIREMENT 2040 A	FIIOC FBO GLE ASSOCIATES INC 00082 100 MAGELLAN WAY WK1C COVINGTON KY 41015-1987	18,911.445	6.71
a, b	ALLIANZGI RETIREMENT 2050 A	TAYNIK & CO C/O STATE STREET BANK & TRUST CO 1200 CROWN COLONY DR CC103 QUINCY MA 02169-0938	73,658.945	49.97
b	ALLIANZGI RETIREMENT 2050 A	AMERICAN UNITED INSURANCE CO TTEE GROUP RETIREMENT ANNUITY PO BOX 368 INDIANAPOLIS IN 46206-0368	9,216.883	6.25
b	ALLIANZGI RETIREMENT 2050 A	STATE STREET BANK TRUSTEE AND/OR CUSTODIAN FBO ADP ACCESS 1 LINCOLN ST BOSTON MA 02111-2901	10,496.794	7.12
b	ALLIANZGI RETIREMENT 2050 A	CBNA CUST FBO NOODLE EDUCATION 401K RET PLAN SVGS 6 RHOADS DR STE 7 UTICA NY 13502-6317	9,113.824	6.18
b	ALLIANZGI RETIREMENT 2050 A	MATRIX TRUST COMPANY CUST. FBO LUMINA FOODS, LLC RETIREMENT PLAN 717 17TH STREET SUITE 1300 DENVER CO 80202-3304	13,250.053	8.99
b	ALLIANZGI RETIREMENT INCOME A	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	38,812.620	6.62
	ALLIANZGI RETIREMENT INCOME A	PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	51,047.821	8.71
b	ALLIANZGI RETIREMENT INCOME A	TAYNIK & CO C/O STATE STREET BANK & TRUST CO 1200 CROWN COLONY DR CC103 QUINCY MA 02169-0938	44,301.444	7.56
b	ALLIANZGI RETIREMENT INCOME A	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	30,917.986	5.28
a, b	ALLIANZGI RETIREMENT INCOME A	STATE STREET BANK TRUSTEE AND/OR CUSTODIAN FBO ADP ACCESS 1 LINCOLN ST BOSTON MA 02111-2901	151,023.493	25.78
b	ALLIANZGI RETIREMENT INCOME A	ATTN NPIO TRADE DESK DCGT TRUSTEE & OR CUSTODIAN FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS 711 HIGH ST DES MOINES IA 50392-0001	71,711.932	12.24
b	ALLIANZGI GLOBAL ALLOCATION C	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	167,193.011	5.57
	ALLIANZGI GLOBAL ALLOCATION C	PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	174,561.640	5.81
b	ALLIANZGI GLOBAL ALLOCATION C	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	359,547.908	11.97
b	ALLIANZGI GLOBAL ALLOCATION C	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	386,883.454	12.89

b	ALLIANZGI GLOBAL ALLOCATION C	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMN/#97M 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	295,893.099	9.85
	ALLIANZGI GLOBAL ALLOCATION C	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	305,171.438	10.16
b	ALLIANZGI NFJ MID-CAP VALUE C	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	593,153.354	8.4
	ALLIANZGI NFJ MID-CAP VALUE C	PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	464,813.574	6.58
b	ALLIANZGI NFJ MID-CAP VALUE C	UBS WM USA 0O0 11011 6100 OMNI ACCOUNT M/F SPEC CDY A/C EBOC UBSFSI 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	452,017.763	6.4
b	ALLIANZGI NFJ MID-CAP VALUE C	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	376,754.814	5.34
b	ALLIANZGI NFJ MID-CAP VALUE C	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	1,475,881.666	20.9
	ALLIANZGI NFJ MID-CAP VALUE C	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	807,031.332	11.43
b	ALLIANZGI FOCUSED GROWTH C	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	439,698.908	6.88
b	ALLIANZGI FOCUSED GROWTH C	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	562,204.199	8.8
a, b	ALLIANZGI FOCUSED GROWTH C	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	1,635,425.590	25.59
	ALLIANZGI FOCUSED GROWTH C	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	764,270.235	11.96
b	ALLIANZGI NFJ SMALL-CAP VALUE C	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	550,738.042	8.67
	ALLIANZGI NFJ SMALL-CAP VALUE C	PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	521,872.284	8.22
b	ALLIANZGI NFJ SMALL-CAP VALUE C	UBS WM USA 0O0 11011 6100 OMNI ACCOUNT M/F SPEC CDY A/C EBOC UBSFSI 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	566,095.484	8.92
b	ALLIANZGI NFJ SMALL-CAP VALUE C	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	839,583.862	13.22
b	ALLIANZGI NFJ SMALL-CAP VALUE C	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	841,048.907	13.25
b	ALLIANZGI NFJ SMALL-CAP VALUE C	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMN/#97M 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	319,194.954	5.03
	ALLIANZGI NFJ SMALL-CAP VALUE C	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	1,010,346.469	15.91
b	ALLIANZGI INCOME & GROWTH C	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	7,897,599.982	7.77
	ALLIANZGI INCOME & GROWTH C	PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	7,273,981.858	7.16
b	ALLIANZGI INCOME & GROWTH C	UBS WM USA 0O0 11011 6100 OMNI ACCOUNT M/F SPEC CDY A/C EBOC UBSFSI 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	5,824,589.428	5.73
b	ALLIANZGI INCOME & GROWTH C	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	5,291,612.101	5.21
b	ALLIANZGI INCOME & GROWTH C	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	22,924,038.654	22.56
b	ALLIANZGI INCOME & GROWTH C	AMERICAN ENTERPRISE INVESTMENT SVC FBO #41999970 707 2ND AVE SOUTH MINNEAPOLIS MN 55402-2405	5,913,396.554	5.82
b	ALLIANZGI INCOME & GROWTH C	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMN/#97M 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	9,885,467.699	9.73
	ALLIANZGI INCOME & GROWTH C	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	19,703,822.785	19.39

b	ALLIANZGI EMERGING MARKETS OPP C	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	19,741.831	6.12
	ALLIANZGI EMERGING MARKETS OPP C	PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	32,522.840	10.08
b	ALLIANZGI EMERGING MARKETS OPP C	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	52,153.922	16.16
b	ALLIANZGI EMERGING MARKETS OPP C	AMERICAN ENTERPRISE INVESTMENT SVC FBO #41999970 707 2ND AVE SOUTH MINNEAPOLIS MN 55402-2405	22,837.330	7.08
b	ALLIANZGI EMERGING MARKETS OPP C	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMN/#97M 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	19,993.387	6.2
b	ALLIANZGI EMERGING MARKETS OPP C	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	60,329.996	18.7
b	ALLIANZGI NFJ LARGE-CAP VALUE C	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	175,480.201	6.59
	ALLIANZGI NFJ LARGE-CAP VALUE C	PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	482,133.739	18.11
b	ALLIANZGI NFJ LARGE-CAP VALUE C	UBS WM USA 0O0 11011 6100 OMNI ACCOUNT M/F SPEC CDY A/C EBOC UBSFSI 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	173,647.787	6.52
b	ALLIANZGI NFJ LARGE-CAP VALUE C	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	201,233.505	7.56
b	ALLIANZGI NFJ LARGE-CAP VALUE C	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	277,671.996	10.43
b	ALLIANZGI NFJ LARGE-CAP VALUE C	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	421,157.873	15.82
b	ALLIANZGI NFJ DIVIDEND VALUE C	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	1,382,034.046	7.94
	ALLIANZGI NFJ DIVIDEND VALUE C	PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	2,012,168.100	11.56
b	ALLIANZGI NFJ DIVIDEND VALUE C	UBS WM USA 0O0 11011 6100 OMNI ACCOUNT M/F SPEC CDY A/C EBOC UBSFSI 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	1,798,844.083	10.34
b	ALLIANZGI NFJ DIVIDEND VALUE C	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	2,104,642.567	12.09
b	ALLIANZGI NFJ DIVIDEND VALUE C	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	1,017,350.691	5.85
b	ALLIANZGI NFJ DIVIDEND VALUE C	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	1,288,372.731	7.4
b	ALLIANZGI NFJ DIVIDEND VALUE C	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMN/#97M 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	1,507,123.946	8.66
	ALLIANZGI NFJ DIVIDEND VALUE C	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	3,431,753.153	19.72
b	ALLIANZGI HEALTH SCIENCES C	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	22,292.523	6.26
	ALLIANZGI HEALTH SCIENCES C	PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	71,346.199	20.03
b	ALLIANZGI HEALTH SCIENCES C	UBS WM USA 0O0 11011 6100 OMNI ACCOUNT M/F SPEC CDY A/C EBOC UBSFSI 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	31,641.206	8.88
b	ALLIANZGI HEALTH SCIENCES C	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	33,668.232	9.45
b	ALLIANZGI HEALTH SCIENCES C	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	26,347.403	7.4
b	ALLIANZGI HEALTH SCIENCES C	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	18,906.691	5.31
	ALLIANZGI HEALTH SCIENCES C	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	23,601.975	6.63

b	ALLIANZGI TECHNOLOGY C	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	166,642.055	6.43
	ALLIANZGI TECHNOLOGY C	PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	180,336.583	6.96
b	ALLIANZGI TECHNOLOGY C	UBS WM USA 0O0 11011 6100 OMNI ACCOUNT M/F SPEC CDY A/C EBOC UBSFSI 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	157,378.218	6.07
b	ALLIANZGI TECHNOLOGY C	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	372,281.945	14.37
b	ALLIANZGI TECHNOLOGY C	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	366,395.190	14.14
	ALLIANZGI TECHNOLOGY C	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	273,622.408	10.56
b	ALLIANZGI GLOBAL SMALL-CAP C	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	65,902.140	14.16
	ALLIANZGI GLOBAL SMALL-CAP C	PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	25,944.415	5.58
b	ALLIANZGI GLOBAL SMALL-CAP C	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	101,669.644	21.85
b	ALLIANZGI GLOBAL SMALL-CAP C	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	59,784.764	12.85
b	ALLIANZGI GLOBAL SMALL-CAP C	AMERICAN ENTERPRISE INVESTMENT SVC FBO #41999970 707 2ND AVE SOUTH MINNEAPOLIS MN 55402-2405	24,020.922	5.16
	ALLIANZGI GLOBAL SMALL-CAP C	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	35,896.582	7.71
b	ALLIANZGI MID-CAP C	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	2,868,152.685	6.07
b	ALLIANZGI MID-CAP C	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	4,326,183.844	9.16
b	ALLIANZGI MID-CAP C	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	10,301,936.186	21.82
	ALLIANZGI MID-CAP C	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	5,318,659.267	11.26
b	ALLIANZGI GLOBAL NATURAL RESOURCES C	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	10,679.800	6.16
	ALLIANZGI GLOBAL NATURAL RESOURCES C	PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	22,915.824	13.21
b	ALLIANZGI GLOBAL NATURAL RESOURCES C	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	24,146.339	13.92
b	ALLIANZGI GLOBAL NATURAL RESOURCES C	STIFEL NICOLAUS & CO INC EXCLUSIVE BENEFIT OF CUSTOMERS 501 N BROADWAY SAINT LOUIS MO 63102-2188	25,070.420	14.46
b	ALLIANZGI GLOBAL NATURAL RESOURCES C	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	21,094.762	12.16
b	ALLIANZGI NFJ INTERNATIONAL VALUE C	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	467,942.071	19.08
	ALLIANZGI NFJ INTERNATIONAL VALUE C	PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	350,078.019	14.28
b	ALLIANZGI NFJ INTERNATIONAL VALUE C	UBS WM USA 0O0 11011 6100 OMNI ACCOUNT M/F SPEC CDY A/C EBOC UBSFSI 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	359,848.506	14.68
b	ALLIANZGI NFJ INTERNATIONAL VALUE C	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	173,550.469	7.08
b	ALLIANZGI NFJ INTERNATIONAL VALUE C	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMN/#97M 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	224,565.826	9.16
b	ALLIANZGI NFJ INTERNATIONAL VALUE C	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	269,491.946	10.99
	ALLIANZGI GLOBAL WATER C	PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	482,427.443	7.8

b	ALLIANZGI GLOBAL WATER C	UBS WM USA 0O0 11011 6100 OMNI ACCOUNT M/F SPEC CDY A/C EBOC UBSFSI 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	371,825.723	6.01
b	ALLIANZGI GLOBAL WATER C	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	354,322.154	5.73
b	ALLIANZGI GLOBAL WATER C	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	887,096.187	14.34
b	ALLIANZGI GLOBAL WATER C	AMERICAN ENTERPRISE INVESTMENT SVC FBO #41999970 707 2ND AVE SOUTH MINNEAPOLIS MN 55402-2405	323,729.577	5.23
b	ALLIANZGI GLOBAL WATER C	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMN/#97M 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	1,461,232.497	23.62
	ALLIANZGI GLOBAL WATER C	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	1,282,050.171	20.73
a,	ALLIANZGI RETIREMENT 2020 C	PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	5,257.638	25.11
b	ALLIANZGI RETIREMENT 2020 C	UMB BANK NA CUST IRA FBO KELLY J HAMILTON 186 MAIN ST MEDFIELD MA 02052-1404	1,166.286	5.57
b	ALLIANZGI RETIREMENT 2020 C	UMB BANK NA CUST 403B PLAN FBO OUR LADY OF CONSOLATION SCHOOL FBO CAROL A O’REILLY 604 SAINT MARYS AVE CAREY OH 43316-9457	2,377.072	11.35
b	ALLIANZGI RETIREMENT 2020 C	EDWARD D JONES & CO CUSTODIAN FBO STEPHANIE SIMS OMAN RTH 411 COLONIAL DR HENDERSON TX 75652-6001	1,379.494	6.59
b	ALLIANZGI RETIREMENT 2020 C	CONSTELLATION TRUST FBO JULIE D WELLS 403B 4020 S 147TH ST SUITE 3 OMAHA NE 68137-5409	1,309.713	6.26
b	ALLIANZGI RETIREMENT 2020 C	UMB BANK NA CUST ROTH IRA FBO ROSEMARIE SIVERS 3822 COUNTY ROAD 547 N DAVENPORT FL 33837-8706	1,146.695	5.48
b	ALLIANZGI RETIREMENT 2030 C	STIFEL NICOLAUS & CO INC EXCLUSIVE BENEFIT OF CUSTOMERS 501 N BROADWAY SAINT LOUIS MO 63102-2188	1,954.439	5.27
a, b	ALLIANZGI RETIREMENT 2030 C	UMB BANK NA CUST SIMPLE IRA FBO MAPLEVIEW ANIMAL CLINIC FBO ROBERT J KRAPFL 13652 LARIMORE AVE OMAHA NE 68164-6129	13,107.907	35.36
b	ALLIANZGI RETIREMENT 2030 C	UMB BANK NA CUST SIMPLE IRA FBO KALIDA TRUCK EQUIPMENT FBO CHAD A MITCHELL 115 CHERRY LN WAPAKONETA OH 45895-1761	2,158.243	5.82
b	ALLIANZGI RETIREMENT 2040 C	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	1,251.297	19.43
b	ALLIANZGI RETIREMENT 2040 C	UMB BANK NA CUST IRA FBO PAUL L LIPIARSKI 4419 ALDRICH AVE S MINNEAPOLIS MN 55419-4821	767.639	11.92
b	ALLIANZGI RETIREMENT 2040 C	UMB BANK NA CUST ROLLOVER IRA FBO BRYAN J KUHLMAN 9500 ROAD F9 LEIPSIC OH 45856-9435	1,317.654	20.46
b	ALLIANZGI RETIREMENT 2040 C	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1905	584.493	9.08
b	ALLIANZGI RETIREMENT 2040 C	UMB BANK NA CUST SIMPLE IRA FBO DEREK A SEYER 119 SPRING ST OTTAWA OH 45875-1029	659.047	10.23
b	ALLIANZGI RETIREMENT 2040 C	UMB BANK NA CUST SIMPLE IRA FBO KALIDA TRUCK EQUIPMENT FBO DARREN A HENRY 4396 DEVILS HOLE RD PEMBERVILLE OH 43450-9473	459.516	7.14
b	ALLIANZGI RETIREMENT 2040 C	UMB BANK NA CUST SIMPLE IRA FBO KALIDA TRUCK EQUIPMENT FBO SHANE M MOENING 22728 PD 0-22 FT JENNINGS OH 45844	678.072	10.53
b	ALLIANZGI RETIREMENT 2050 C	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	1,441.332	17.12
b	ALLIANZGI RETIREMENT 2050 C	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1905	1,304.191	15.49
b	ALLIANZGI RETIREMENT 2050 C	UMB BANK NA CUST FOR THE SEP IRA FBO LOUISIANA BAR FOUNDATION FBO RENEE E BIENVENU 2016 DESLONDE ST NEW ORLEANS LA 70117-4004	1,252.597	14.88
b	ALLIANZGI RETIREMENT 2050 C	ALLIANZ FUND INVESTMENTS INC ATTN AIM INVESTMENT OPERATIONS 5701 GOLDEN HILLS DR MINNEAPOLIS MN 55416-1297	1,094.294	13
b	ALLIANZGI RETIREMENT 2050 C	UMB BANK NA CUST SIMPLE IRA FBO KALIDA TRUCK EQUIPMENT FBO SHANE M STREIB 7720 MANORE RD WHITEHOUSE OH 43571-9721	823.435	9.78

b	ALLIANZGI RETIREMENT 2050 C	UMB BANK NA CUST SIMPLE IRA FBO KALIDA TRUCK EQUIPMENT FBO BRYAN T SCHALLER 22136 STONY RIDGE RD LUCKEY OH 43443-9705	826.209	9.81
b	ALLIANZGI RETIREMENT 2050 C	UMB BANK NA CUST SIMPLE IRA FBO KALIDA TRUCK EQUIPMENT FBO KYLE M SCHROEDER 8625 ROAD 19 CONTINENTAL OH 45831-8824	658.483	7.82
b	ALLIANZGI RETIREMENT 2050 C	UMB BANK NA CUST SIMPLE IRA FBO KALIDA TRUCK EQUIPMENT FBO RANDY C UNVERFERTH 12390 ROAD 18 CLOVERDALE OH 45827-9600	486.343	5.78
	ALLIANZGI RETIREMENT INCOME C	PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	36,073.442	18.39
b	ALLIANZGI RETIREMENT INCOME C	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	42,596.362	21.71
b	ALLIANZGI RETIREMENT INCOME C	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	21,711.025	11.07
b	ALLIANZGI GLOBAL ALLOCATION P	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	73,637.124	24
a, b	ALLIANZGI GLOBAL ALLOCATION P	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	188,632.745	61.47
b	ALLIANZGI NFJ MID-CAP VALUE P	UBS WM USA 0O0 11011 6100 OMNI ACCOUNT M/F SPEC CDY A/C EBOC UBSFSI 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	485,998.103	10.94
b	ALLIANZGI NFJ MID-CAP VALUE P	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	337,080.328	7.59
	ALLIANZGI NFJ MID-CAP VALUE P	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2 3RD FLOOR JERSEY CITY NJ 07311	399,220.397	8.99
b	ALLIANZGI NFJ MID-CAP VALUE P	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	667,558.645	15.03
b	ALLIANZGI NFJ MID-CAP VALUE P	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	441,190.094	9.93
b	ALLIANZGI NFJ MID-CAP VALUE P	AMERICAN ENTERPRISE INVESTMENT SVC FBO # 41999970 707 2ND AVE S MINNEAPOLIS MN 55402-2405	984,967.039	22.17
b	ALLIANZGI NFJ MID-CAP VALUE P	RBC CAPITAL MARKETS, LLC MUTUAL FUND OMNIBUS PROCESSING OMNIBUS ATTN MUTUAL FUND OPS MANAGER 60 S 6TH ST STE 700 # STREET-P08 MINNEAPOLIS MN 55402-4413	945,650.646	21.28
b	ALLIANZGI FOCUSED GROWTH P	UBS WM USA 0O0 11011 6100 OMNI ACCOUNT M/F SPEC CDY A/C EBOC UBSFSI 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	152,499.003	6.77
b	ALLIANZGI FOCUSED GROWTH P	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	126,104.176	5.6
	ALLIANZGI FOCUSED GROWTH P	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2 3RD FLOOR JERSEY CITY NJ 07311	279,191.707	12.39
b	ALLIANZGI FOCUSED GROWTH P	RELIANCE TRUST CO TTEE ADP ACCESS LARGE MARKET 401K 1100 ABERNATHY RD ATLANTA GA 30328-5620	170,276.617	7.56
b	ALLIANZGI FOCUSED GROWTH P	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	440,786.003	19.56
b	ALLIANZGI FOCUSED GROWTH P	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	195,270.523	8.66
a, b	ALLIANZGI FOCUSED GROWTH P	AMERICAN ENTERPRISE INVESTMENT SVC FBO # 41999970 707 2ND AVE S MINNEAPOLIS MN 55402-2405	714,952.856	31.72
b	ALLIANZGI NFJ SMALL-CAP VALUE P	UBS WM USA 0O0 11011 6100 OMNI ACCOUNT M/F SPEC CDY A/C EBOC UBSFSI 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	543,332.200	18.71
b	ALLIANZGI NFJ SMALL-CAP VALUE P	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	173,340.370	5.97
	ALLIANZGI NFJ SMALL-CAP VALUE P	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2 3RD FLOOR JERSEY CITY NJ 07311	377,916.213	13.02

a, b	ALLIANZGI NFJ SMALL-CAP VALUE P	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	733,995.135	25.28
b	ALLIANZGI NFJ SMALL-CAP VALUE P	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	355,740.283	12.25
b	ALLIANZGI NFJ SMALL-CAP VALUE P	AMERICAN ENTERPRISE INVESTMENT SVC FBO #41999970 707 2ND AVE SOUTH MINNEAPOLIS MN 55402-2405	221,292.791	7.62
b	ALLIANZGI NFJ SMALL-CAP VALUE P	RBC CAPITAL MARKETS LLC MUTUAL FUND OMNIBUS PROCESSING OMNIBUS ATTN MUTUAL FUND OPS MANAGER 60 S 6TH ST STE 700 # STREET-P08 MINNEAPOLIS MN 55402-4413	267,001.161	9.2
b	ALLIANZGI INCOME & GROWTH P	UBS WM USA 0O0 11011 6100 OMNI ACCOUNT M/F SPEC CDY A/C EBOC UBSFSI 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	7,433,704.028	11.17
b	ALLIANZGI INCOME & GROWTH P	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	7,896,553.781	11.87
	ALLIANZGI INCOME & GROWTH P	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2 3RD FLOOR JERSEY CITY NJ 07311	15,979,933.651	24.01
a, b	ALLIANZGI INCOME & GROWTH P	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	17,278,826.838	25.97
b	ALLIANZGI INCOME & GROWTH P	AMERICAN ENTERPRISE INVESTMENT SVC FBO #41999970 707 2ND AVE SOUTH MINNEAPOLIS MN 55402-2405	8,992,732.130	13.51
a,	ALLIANZGI EMERGING MARKETS OPP P	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2 3RD FLOOR JERSEY CITY NJ 07311	529,209.651	54.79
b	ALLIANZGI EMERGING MARKETS OPP P	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	91,301.926	9.45
a, b	ALLIANZGI EMERGING MARKETS OPP P	AMERICAN ENTERPRISE INVESTMENT SVC FBO # 41999970 707 2ND AVE S MINNEAPOLIS MN 55402-2405	249,530.627	25.83
a, b	ALLIANZGI NFJ LARGE-CAP VALUE P	UBS WM USA 0O0 11011 6100 OMNI ACCOUNT M/F SPEC CDY A/C EBOC UBSFSI 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	222,575.756	29.79
	ALLIANZGI NFJ LARGE-CAP VALUE P	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2 3RD FLOOR JERSEY CITY NJ 07311	166,591.200	22.3
b	ALLIANZGI NFJ LARGE-CAP VALUE P	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	123,031.643	16.47
b	ALLIANZGI NFJ LARGE-CAP VALUE P	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	80,770.609	10.81
b	ALLIANZGI NFJ LARGE-CAP VALUE P	RBC CAPITAL MARKETS LLC MUTUAL FUND OMNIBUS PROCESSING OMNIBUS ATTN MUTUAL FUND OPS MANAGER 60 S 6TH ST STE 700 # STREET-P08 MINNEAPOLIS MN 55402-4413	50,513.271	6.76
b	ALLIANZGI NFJ DIVIDEND VALUE P	UBS WM USA 0O0 11011 6100 OMNI ACCOUNT M/F SPEC CDY A/C EBOC UBSFSI 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	7,570,074.326	18.43
a,	ALLIANZGI NFJ DIVIDEND VALUE P	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2 3RD FLOOR JERSEY CITY NJ 07311	11,730,118.341	28.56
a, b	ALLIANZGI NFJ DIVIDEND VALUE P	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	10,775,853.778	26.24
b	ALLIANZGI NFJ DIVIDEND VALUE P	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	6,043,465.378	14.71
b	ALLIANZGI TECHNOLOGY P	UBS WM USA 0O0 11011 6100 OMNI ACCOUNT M/F SPEC CDY A/C EBOC UBSFSI 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	53,944.632	5.3
b	ALLIANZGI TECHNOLOGY P	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	152,289.225	14.96
	ALLIANZGI TECHNOLOGY P	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2 3RD FLOOR JERSEY CITY NJ 07311	62,502.653	6.14
b	ALLIANZGI TECHNOLOGY P	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	116,042.240	11.4

a, b	ALLIANZGI TECHNOLOGY P	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	449,651.580	44.18
b	ALLIANZGI TECHNOLOGY P	AMERICAN ENTERPRISE INVESTMENT SVC FBO #41999970 707 2ND AVE SOUTH MINNEAPOLIS MN 55402-2405	58,867.038	5.78
b	ALLIANZGI GLOBAL SMALL-CAP P	UBS WM USA 0O0 11011 6100 OMNI ACCOUNT M/F SPEC CDY A/C EBOC UBSFSI 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	76,466.111	21.42
	ALLIANZGI GLOBAL SMALL-CAP P	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2 3RD FLOOR JERSEY CITY NJ 07311	64,104.600	17.96
a, b	ALLIANZGI GLOBAL SMALL-CAP P	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	130,329.427	36.51
b	ALLIANZGI GLOBAL SMALL-CAP P	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	30,033.436	8.41
b	ALLIANZGI MID-CAP P	UBS WM USA 0O0 11011 6100 OMNI ACCOUNT M/F SPEC CDY A/C EBOC UBSFSI 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	186,970.456	7.34
a, b	ALLIANZGI MID-CAP P	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	729,017.973	28.62
a, b	ALLIANZGI MID-CAP P	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	849,762.198	33.36
	ALLIANZGI MID-CAP P	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	413,700.910	16.24
b	ALLIANZGI GLOBAL NATURAL RESOURCES P	NFS FOR EXCLUSIVE BENEFIT OF OUR CUSTOMER ATTN: MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	5,918.877	7.65
b	ALLIANZGI GLOBAL NATURAL RESOURCES P	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	15,301.277	19.78
	ALLIANZGI GLOBAL NATURAL RESOURCES P	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2 3RD FLOOR JERSEY CITY NJ 07311	4,469.314	5.78
b	ALLIANZGI GLOBAL NATURAL RESOURCES P	STATE STREET BANK AND TRUST AS TTEE AND/OR CUST FBO ADP ACCESS PRODUCT 1 LINCOLN ST BOSTON MA 02111-2901	10,894.211	14.08
a, b	ALLIANZGI GLOBAL NATURAL RESOURCES P	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	29,493.351	38.12
a, b	ALLIANZGI NFJ INTERNATIONAL VALUE P	UBS WM USA 0O0 11011 6100 OMNI ACCOUNT M/F SPEC CDY A/C EBOC UBSFSI 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	2,691,806.024	38.56
a,	ALLIANZGI NFJ INTERNATIONAL VALUE P	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2 3RD FLOOR JERSEY CITY NJ 07311	1,767,361.485	25.31
b	ALLIANZGI NFJ INTERNATIONAL VALUE P	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	1,496,189.114	21.43
b	ALLIANZGI NFJ INTERNATIONAL VALUE P	AMERICAN ENTERPRISE INVESTMENT SVC FBO #41999970 707 2ND AVE SOUTH MINNEAPOLIS MN 55402-2405	378,878.430	5.43
b	ALLIANZGI GLOBAL WATER P	UBS WM USA 0O0 11011 6100 OMNI ACCOUNT M/F SPEC CDY A/C EBOC UBSFSI 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	1,523,607.686	10.46
b	ALLIANZGI GLOBAL WATER P	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	944,513.063	6.48
	ALLIANZGI GLOBAL WATER P	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2 3RD FLOOR JERSEY CITY NJ 07311	2,378,412.958	16.33
a, b	ALLIANZGI GLOBAL WATER P	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	5,146,451.220	35.33
b	ALLIANZGI GLOBAL WATER P	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	865,084.305	5.94
b	ALLIANZGI GLOBAL WATER P	AMERICAN ENTERPRISE INVESTMENT SVC FBO # 41999970 707 2ND AVE S MINNEAPOLIS MN 55402-2405	2,091,925.410	14.36
a, b	ALLIANZGI RETIREMENT 2020 P	NFS FOR EXCLUSIVE BENEFIT OF OUR CUSTOMER ATTN: MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	570,616.107	56.25

a, b	ALLIANZGI RETIREMENT 2020 P	FIIOC FBO SMC CORPORATION OF AMERICA 19456 100 MAGELLAN WAY KW1C COVINGTON KY 41015-1987	328,989.912	32.43
a, b	ALLIANZGI RETIREMENT 2030 P	NFS FOR EXCLUSIVE BENEFIT OF OUR CUSTOMER ATTN: MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	1,051,680.498	60.11
a, b	ALLIANZGI RETIREMENT 2030 P	FIIOC FBO SMC CORPORATION OF AMERICA 19456 100 MAGELLAN WAY KW1C COVINGTON KY 41015-1987	516,033.358	29.49
a, b	ALLIANZGI RETIREMENT 2040 P	NFS FOR EXCLUSIVE BENEFIT OF OUR CUSTOMER ATTN: MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	695,923.688	62.27
a, b	ALLIANZGI RETIREMENT 2040 P	FIIOC FBO SMC CORPORATION OF AMERICA 19456 100 MAGELLAN WAY KW1C COVINGTON KY 41015-1987	292,558.557	26.18
b	ALLIANZGI RETIREMENT 2040 P	TIAA FSB CUST TTEE FBO RETIREMENT PLANS FOR WHICH TIAA ACTS AS RECORDKEEPER ATTN TRUST OPERATIONS 211 N BROADWAY STE 1000 SAINT LOUIS MO 63102-2748	85,467.637	7.65
a, b	ALLIANZGI RETIREMENT 2050 P	NFS FOR EXCLUSIVE BENEFIT OF OUR CUSTOMER ATTN: MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	411,439.084	71.61
b	ALLIANZGI RETIREMENT 2050 P	FIIOC FBO SMC CORPORATION OF AMERICA 19456 100 MAGELLAN WAY KW1C COVINGTON KY 41015-1987	86,370.783	15.03
b	ALLIANZGI RETIREMENT 2050 P	TIAA FSB CUST TTEE FBO RETIREMENT PLANS FOR WHICH TIAA ACTS AS RECORDKEEPER ATTN TRUST OPERATIONS 211 N BROADWAY STE 1000 SAINT LOUIS MO 63102-2748	40,255.913	7.01
a, b	ALLIANZGI RETIREMENT INCOME P	NFS FOR EXCLUSIVE BENEFIT OF OUR CUSTOMER ATTN: MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	521,196.064	65.42
a, b	ALLIANZGI RETIREMENT INCOME P	FIIOC FBO SMC CORPORATION OF AMERICA 19456 100 MAGELLAN WAY KW1C COVINGTON KY 41015-1987	201,610.121	25.31
a, b	ALLIANZGI GLOBAL ALLOCATION R	MID ATLANTIC TR CO FBO MERRITT ISLAND BOAT WORKS INC 401(K 1251 WATERFRONT PLACE SUITE 525 PITTSBURGH PA 15222-4228	637.318	26.57
a, b	ALLIANZGI GLOBAL ALLOCATION R	ALLIANZ FUND INVESTMENTS INC ATTN AIM INVESTMENT OPERATIONS 5701 GOLDEN HILLS DR MINNEAPOLIS MN 55416-1297	1,760.906	73.42
b	ALLIANZGI NFJ MID-CAP VALUE R	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT 5TH FL 499 WASHINGTON BLVD FL 5 JERSEY CITY NJ 07310-2010	34,134.142	8.24
b	ALLIANZGI NFJ MID-CAP VALUE R	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMN/#97M 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	22,543.140	5.44
b	ALLIANZGI NFJ MID-CAP VALUE R	AMERICAN UNITED INSURANCE CO TTEE UNIT INVESTMENT TRUST PO BOX 368 INDIANAPOLIS IN 46206-0368	21,530.512	5.19
b	ALLIANZGI NFJ MID-CAP VALUE R	CAPITAL BANK & TR CO TTEE F BASSETTI ARCHITECTS EMPLOYEES SVG P 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002	22,552.411	5.44
b	ALLIANZGI NFJ MID-CAP VALUE R	CAPITAL BANK & TR CO TTEE F MEDART INC EMPLOYEES PSP TR 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002	82,261.230	19.85
b	ALLIANZGI FOCUSED GROWTH R	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMN/#97M 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	82,057.649	14.28
a, b	ALLIANZGI FOCUSED GROWTH R	STATE STREET BANK TRUSTEE AND/OR CUSTODIAN FBO ADP ACCESS 1 LINCOLN ST BOSTON MA 02111-2901	350,139.984	60.94
b	ALLIANZGI NFJ SMALL-CAP VALUE R	HARTFORD LIFE INSURANCE CO 401K SEPARATE ACCOUNT PO BOX 2999 HARTFORD CT 06104-2999	298,119.393	15.02
b	ALLIANZGI NFJ SMALL-CAP VALUE R	ING LIFE INSURANCE & ANNUITY CO FUND OPERATIONS 1 ORANGE WAY # B3N WINDSOR CT 06095-4773	155,588.905	7.84
b	ALLIANZGI NFJ SMALL-CAP VALUE R	AMERICAN UNITED INSURANCE CO TTEE GROUP RETIREMENT ANNUITY PO BOX 368 INDIANAPOLIS IN 46206-0368	359,268.481	18.1
b	ALLIANZGI NFJ SMALL-CAP VALUE R	AMERICAN UNITED INSURANCE CO TTEE UNIT INVESTMENT TRUST PO BOX 368 INDIANAPOLIS IN 46206-0368	199,679.092	10.06
a, b	ALLIANZGI INCOME & GROWTH R	RELIANCE TRUST CO CUSTODIAN FBO MASSMUTUAL OMNIBUS PLL 1100 ABNERATHY RD STE 400 ATLANTA GA 30328	86,817.788	31.7
b	ALLIANZGI INCOME & GROWTH R	MID ATLANTIC TRUST COMPANY FBO H REX RUETTINGER DO PC 401(K) PROFI 1251 WATERFRONT PLACE, SUITE 525 PITTSBURGH PA 15222-4228	55,152.587	20.14
	ALLIANZGI INCOME & GROWTH R	HARTFORD 1 HARTFORD PLZ HARTFORD CT 06155-0001	30,402.351	11.1

b	ALLIANZGI INCOME & GROWTH R	MASSACHUSETTS MUTUAL LIFE INSURANCE CO 1295 STATE STREET MIP N255 SPRINGFIELD MA 01111-0001	14,046.832	5.13
a, b	ALLIANZGI NFJ LARGE-CAP VALUE R	EMJAY CORPORATION CUSTODIAN FBO PLANS OF GREAT WEST FINANCIAL 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002	96,759.840	34.96
b	ALLIANZGI NFJ LARGE-CAP VALUE R	CAPITAL BANK & TRUST COMPANY TTEE F ABRASIVE SPECIALISTS INC 401K PSP 8515 E ORCHARD RD 2T2 GREENWOOD VLG CO 80111-5002	23,321.880	8.43
b	ALLIANZGI NFJ LARGE-CAP VALUE R	ASCENSUS TR CO FBO CALIHAN PORK PROCESSORS PSP 206063 PO BOX 10758 FARGO ND 58106-0758	20,643.324	7.46
b	ALLIANZGI NFJ LARGE-CAP VALUE R	ASCENSUS TR CO FBO PUBLIC OPINION STRATEGIES PS 683239 P O BOX 10758 FARGO ND 58106-0758	43,988.123	15.89
a, b	ALLIANZGI NFJ DIVIDEND VALUE R	HARTFORD LIFE INSURANCE CO 401K SEPARATE ACCOUNT PO BOX 2999 HARTFORD CT 06104-2999	5,062,578.249	69.05
b	ALLIANZGI MID-CAP R	STATE STREET BANK AND TRUST AS TTEE AND/OR CUST FBO ADP ACCESS PRODUCT 1 LINCOLN ST BOSTON MA 02111-2901	87,519.816	11.03
b	ALLIANZGI MID-CAP R	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMN/#97M 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	99,095.501	12.49
a, b	ALLIANZGI MID-CAP R	CAPITAL BANK & TR CO TTEE F SMART HEALTH 401K 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002	421,201.332	53.07
b	ALLIANZGI NFJ INTERNATIONAL VALUE R	TAYNIK & CO C/O STATE STREET BANK & TRUST CO 1200 CROWN COLONY DR CC103 QUINCY MA 02169-0938	48,830.754	9.46
a, b	ALLIANZGI NFJ INTERNATIONAL VALUE R	HARTFORD LIFE INSURANCE CO 401K SEPARATE ACCOUNT PO BOX 2999 HARTFORD CT 06104-2999	245,917.304	47.66
b	ALLIANZGI NFJ INTERNATIONAL VALUE R	ING LIFE INSURANCE & ANNUITY CO FUND OPERATIONS 1 ORANGE WAY # B3N WINDSOR CT 06095-4773	43,838.234	8.5
b	ALLIANZGI NFJ INTERNATIONAL VALUE R	STATE STREET BANK TRUSTEE AND/OR CUSTODIAN FBO ADP ACCESS 1 LINCOLN ST BOSTON MA 02111-2901	48,787.730	9.45
b	ALLIANZGI NFJ INTERNATIONAL VALUE R	ATTN NPIO TRADE DESK DCGT TRUSTEE & OR CUSTODIAN FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS 711 HIGH ST DES MOINES IA 50392-0001	26,045.820	5.05
b	ALLIANZGI NFJ INTERNATIONAL VALUE R	MASSACHUSETTS MUTUAL LIFE INSURANCE CO 1295 STATE STREET MIP M200-INVST SPRINGFIELD MA 01111-0001	30,690.215	5.95
a, b	ALLIANZGI RETIREMENT 2020 R	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMN/#97M 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	4,236.749	98.03
a, b	ALLIANZGI RETIREMENT 2030 R	MLPF & S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMN/#97M 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	14,760.662	62.09
a, b	ALLIANZGI RETIREMENT 2030 R	PAI TR CO INC INNOVATIVE MARKETING RESOURCES PS 1300 ENTERPRISE DR DE PERE WI 54115-4934	8,075.207	33.97
a, b	ALLIANZGI RETIREMENT 2040 R	MLPF & S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMN/#97M 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	13,686.318	76.73
b	ALLIANZGI RETIREMENT 2040 R	PAI TR CO INC INNOVATIVE MARKETING RESOURCES PS 1300 ENTERPRISE DR DE PERE WI 54115-4934	1,558.842	8.74
b	ALLIANZGI RETIREMENT 2040 R	MID ATLANTIC TR CO FBO CHELSEA TECHNOLOGIES, LLC 401(K) PL 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228	2,203.572	12.35
a, b	ALLIANZGI RETIREMENT 2050 R	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMN/#97M 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	3,166.410	67.6
b	ALLIANZGI RETIREMENT 2050 R	MID ATLANTIC TR CO FBO NOSICH & GANZ ATTORNEYS AT LAW 401( 1251 WATERFRONT PLACE SUITE 525 PITTSBURGH PA 15222-4228	397.882	8.49
b	ALLIANZGI RETIREMENT 2050 R	ALLIANZ FUND INVESTMENTS INC ATTN AIM INVESTMENT OPERATIONS 5701 GOLDEN HILLS DR MINNEAPOLIS MN 55416-1297	1,120.039	23.91
a, b	ALLIANZGI RETIREMENT INCOME R	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMN/#97M 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	4,747.025	72.23
b	ALLIANZGI RETIREMENT INCOME R	AMERITRADE INC FEBO OUR CLIENT PO BOX 2226 OMAH ANE NE 68103-2226	881.556	13.41
b	ALLIANZGI RETIREMENT INCOME R	ALLIANZ FUND INVESTMENTS INC ATTN AIM INVESTMENT OPERATIONS 5701 GOLDEN HILLS DR MINNEAPOLIS MN 55416-1297	943.103	14.35
	ALLIANZGI GLOBAL ALLOCATION INST	PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	45,423.175	7.48

a, b	ALLIANZGI GLOBAL ALLOCATION INST	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUND DEPT 211 MAIN ST SAN FRANCISCO CA 94105-1905	241,631.061	39.77
a, b	ALLIANZGI GLOBAL ALLOCATION INST	NFS FOR EXCLUSIVE BENEFIT OF OUR CUSTOMER ATTN: MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	166,557.426	27.41
b	ALLIANZGI GLOBAL ALLOCATION INST	GREAT-WEST TRUST COMPANY LLC FBO EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002	31,347.997	5.16
b	ALLIANZGI GLOBAL ALLOCATION INST	J. P. MORGAN SECURITIES LLC FOR THE EXCL. BENE. OF OUR CUST. 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	47,787.189	7.87
	ALLIANZGI NFJ MID-CAP VALUE INST	PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	359,863.642	7.95
b	ALLIANZGI NFJ MID-CAP VALUE INST	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUND DEPT 211 MAIN ST SAN FRANCISCO CA 94105-1905	805,665.648	17.8
a, b	ALLIANZGI NFJ MID-CAP VALUE INST	NFS FOR EXCLUSIVE BENEFIT OF OUR CUSTOMER ATTN: MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	1,220,896.641	26.97
b	ALLIANZGI NFJ MID-CAP VALUE INST	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	881,486.044	19.48
b	ALLIANZGI FOCUSED GROWTH INST	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	300,892.352	6.64
a, b	ALLIANZGI FOCUSED GROWTH INST	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUND DEPT 211 MAIN ST SAN FRANCISCO CA 94105-1905	2,076,530.996	45.82
b	ALLIANZGI FOCUSED GROWTH INST	NFS FOR EXCLUSIVE BENEFIT OF OUR CUSTOMER ATTN: MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	782,205.085	17.26
b	ALLIANZGI FOCUSED GROWTH INST	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	698,842.527	15.42
b	ALLIANZGI NFJ SMALL-CAP VALUE INST	WELLS FARGO BANK FBO VARIOUS RETIREMENT PLANS 9888888836 NC-1076 1525 WEST WT HARRIS BLVD CHARLOTTE NC 28288-1076	3,928,003.632	8.96
b	ALLIANZGI NFJ SMALL-CAP VALUE INST	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUND DEPT 211 MAIN ST SAN FRANCISCO CA 94105-1905	6,748,876.017	15.39
a, b	ALLIANZGI NFJ SMALL-CAP VALUE INST	NFS FOR EXCLUSIVE BENEFIT OF OUR CUSTOMER ATTN: MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	18,229,347.008	41.58
a,	ALLIANZGI INCOME & GROWTH INST	PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	8,812,473.321	27.71
b	ALLIANZGI INCOME & GROWTH INST	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT 211 MAIN ST SAN FRANCISCO CA 94105-1905	2,791,066.489	8.77
b	ALLIANZGI INCOME & GROWTH INST	NFS FOR EXCLUSIVE BENEFIT OF OUR CUSTOMER ATTN: MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	6,857,010.109	21.56
a, b	ALLIANZGI INCOME & GROWTH INST	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	10,503,799.993	33.02
	ALLIANZGI EMERGING MARKETS OPP INST	PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	535,175.289	12.13
a, b	ALLIANZGI EMERGING MARKETS OPP INST	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUND DEPT 211 MAIN ST SAN FRANCISCO CA 94105-1905	2,088,992.163	47.34
b	ALLIANZGI EMERGING MARKETS OPP INST	NFS FOR EXCLUSIVE BENEFIT OF OUR CUSTOMER ATTN: MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	577,758.414	13.09
b	ALLIANZGI EMERGING MARKETS OPP INST	BAND & CO C/O US BANK NA PO BOX 1787 MILWAUKEE WI 53201-1787	439,485.848	9.96
b	ALLIANZGI EMERGING MARKETS OPP INST	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	252,711.382	5.73

	ALLIANZGI NFJ LARGE-CAP VALUE INST	JOHN HANCOCK TRUST COMPANY LLC 690 CANTON ST STE 100 WESTWOOD MA 02090-2324	701,657.397	14.68
b	ALLIANZGI NFJ LARGE-CAP VALUE INST	NFS FOR EXCLUSIVE BENEFIT OF OUR CUSTOMER ATTN: MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	362,072.524	7.57
b	ALLIANZGI NFJ LARGE-CAP VALUE INST	VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY 1 ORANGE WAY # C1N WINDSOR CT 06095-4773	1,144,750.943	23.95
a, b	ALLIANZGI NFJ LARGE-CAP VALUE INST	FUTURE GENERATION RESERVE ATTN: MR. EBRAHIM MOHAMED ABUL AND MR. HESHAM ISMAEEL ALSAAD PO BOX 333 MANAMA-KINGDOM OF BAHRAIN	1,364,234.094	28.54
	ALLIANZGI NFJ DIVIDEND VALUE INST	PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	2,495,054.490	7.05
b	ALLIANZGI NFJ DIVIDEND VALUE INST	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUND DEPT 211 MAIN ST SAN FRANCISCO CA 94105-1905	2,995,876.952	8.47
a, b	ALLIANZGI NFJ DIVIDEND VALUE INST	NFS FOR EXCLUSIVE BENEFIT OF OUR CUSTOMER ATTN: MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	9,388,547.065	26.53
b	ALLIANZGI NFJ DIVIDEND VALUE INST	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	2,637,223.479	7.45
	ALLIANZGI HEALTH SCIENCES FUND INSTL	PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	5,557.782	7.15
a, b	ALLIANZGI HEALTH SCIENCES FUND INSTL	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUND DEPT 211 MAIN ST SAN FRANCISCO CA 94105-1905	28,665.731	36.86
b	ALLIANZGI HEALTH SCIENCES FUND INSTL	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT 5TH FL 499 WASHINGTON BLVD FL 5 JERSEY CITY NJ 07310-2010	5,684.547	7.31
a, b	ALLIANZGI HEALTH SCIENCES FUND INSTL	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	33,403.993	42.96
	ALLIANZGI TECHNOLOGY INST	VANGUARD FIDUCIARY TRUST CO 100 VANGUARD BLVD VM-613 OUTSIDE FUNDS MALVERN PA 19355-2331	621,018.802	6.74
a,	ALLIANZGI TECHNOLOGY INST	CHARLES SCHWAB COMPANY 211 MAIN ST SAN FRANCISCO CA 94105-1905	2,321,482.370	25.2
b	ALLIANZGI TECHNOLOGY INST	NFS FOR EXCLUSIVE BENEFIT OF OUR CUSTOMER ATTN: MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	1,994,803.299	21.65
b	ALLIANZGI TECHNOLOGY INST	STATE STREET BANK & TRUST AS TRUSTEE FBO ADVENTIST HEALTHCARE RETIREMENT PLAN ATTN JOE ROONEY 801 PENNSYLVANIA AVE KANSAS CITY MO 64105-1307	1,258,744.219	13.66
	ALLIANZGI GLOBAL SMALL-CAP INST	CHARLES SCHWAB COMPANY 211 MAIN ST SAN FRANCISCO CA 94105-1905	354,365.164	19.4
b	ALLIANZGI GLOBAL SMALL-CAP INST	NFS FOR EXCLUSIVE BENEFIT OF OUR CUSTOMER ATTN: MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	378,283.381	20.71
	ALLIANZGI GLOBAL SMALL-CAP INST	BCAA HOLDINGS LTD ATTN CLAYTON BUCKINGHAM CFO 4567 CANADA WAY BURNABY, BC V5G 4T1	105,244.215	5.76
a,	ALLIANZGI GLOBAL SMALL-CAP INST	THE WALLACE FOUNDATION 5 PENN PLZ FL 7 ATTN ROB D NAGEL CIO NEW YORK NY 10001-1837	526,749.676	28.84
b	ALLIANZGI GLOBAL SMALL-CAP INST	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	139,304.289	7.63
	ALLIANZGI MID-CAP INST	PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	397,797.514	5.94
a,	ALLIANZGI MID-CAP INST	CHARLES SCHWAB COMPANY 211 MAIN ST SAN FRANCISCO CA 94105-1905	4,825,418.772	72.06
b	ALLIANZGI MID-CAP INST	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	639,092.403	9.54
a, b	ALLIANZGI GBL NATURAL RESOURCES INST	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUND DEPT 211 MAIN ST SAN FRANCISCO CA 94105-1905	418,775.177	68.73
b	ALLIANZGI GBL NATURAL RESOURCES INST	NFS FOR EXCLUSIVE BENEFIT OF OUR CUSTOMER ATTN: MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	132,649.237	21.77
	ALLIANZGI NFJ INTERNATIONAL VALUE INST	PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	291,657.033	8.55

b	ALLIANZGI NFJ INTERNATIONAL VALUE INST	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUND DEPT 211 MAIN ST SAN FRANCISCO CA 94105-1905	258,314.847	7.57
a, b	ALLIANZGI NFJ INTERNATIONAL VALUE INST	NFS FOR EXCLUSIVE BENEFIT OF OUR CUSTOMER ATTN: MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	1,024,225.206	30.02
a, b	ALLIANZGI NFJ INTERNATIONAL VALUE INST	THE NORTHERN TRUST COMPANY AS CUSTODIAN FBO THE CONFEDERATED TRIBES OF THE GRAND RONDE 50 S LA SALLE ST CHICAGO IL 60603-1003	885,072.349	25.94
b	ALLIANZGI NFJ INTERNATIONAL VALUE INST	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	443,209.258	12.99
	ALLIANZGI GLOBAL WATER INST	PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	990,834.770	10.01
b	ALLIANZGI GLOBAL WATER INST	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT 211 MAIN ST SAN FRANCISCO CA 94105-1905	2,328,804.063	23.52
a, b	ALLIANZGI GLOBAL WATER INST	NFS FOR EXCLUSIVE BENEFIT OF OUR CUSTOMER ATTN: MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	3,772,101.310	38.1
b	ALLIANZGI GLOBAL WATER INST	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	1,856,292.545	18.75
b	ALLIANZGI RETIREMENT 2020 R6	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT 211 MAIN ST SAN FRANCISCO CA 94105-1905	207,915.887	22.52
a, b	ALLIANZGI RETIREMENT 2020 R6	NFS FOR EXCLUSIVE BENEFIT OF OUR CUSTOMER ATTN: MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	366,931.310	39.75
b	ALLIANZGI RETIREMENT 2020 R6	STATE STREET BANK AND TRUST AS TTEE AND/OR CUST FBO ADP ACCESS PRODUCT 1 LINCOLN ST BOSTON MA 02111-2901	61,572.226	6.67
b	ALLIANZGI RETIREMENT 2020 R6	RELIANCE TRUST COMPANY CUSTODIAN FBO TENNESSEE ORTHOPAEDIC A 401K PLAN PO BOX 28004 ATLANTA GA 30358-0004	48,231.064	5.22
b	ALLIANZGI RETIREMENT 2020 R6	ASCENSUS TRUST COMPANY FBO POWERS AND SONS, LLC 401(K) PLAN 2 5707 FRONTIER TRUST COMPANY PO BOX 10577 FARGO ND 58106-0577	83,986.136	9.1
b	ALLIANZGI RETIREMENT 2020 R6	MATRIX TRUST COMPANY TRUSTEE FBO SAI INDUSTRIES 401(K) PLAN PO BOX 52129 PHOENIX AZ 85072-2129	64,592.131	7
a, b	ALLIANZGI RETIREMENT 2030 R6	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT 211 MAIN ST SAN FRANCISCO CA 94105-1905	398,309.566	34.72
a, b	ALLIANZGI RETIREMENT 2030 R6	NFS FOR EXCLUSIVE BENEFIT OF OUR CUSTOMER ATTN: MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	309,722.142	27
b	ALLIANZGI RETIREMENT 2030 R6	STATE STREET BANK AND TRUST AS TTEE AND/OR CUST FBO ADP ACCESS PRODUCT 1 LINCOLN ST BOSTON MA 02111-2901	102,091.407	8.9
b	ALLIANZGI RETIREMENT 2030 R6	RELIANCE TRUST COMPANY CUSTODIAN FBO TENNESSEE ORTHOPAEDIC A 401K PLAN PO BOX 28004 ATLANTA GA 30358-0004	67,860.314	5.91
b	ALLIANZGI RETIREMENT 2030 R6	FIIOC FBO CLEAR LAM PACKAGING INC EE’S PS AND SAVINGS PLAN 100 MAGELLANWAY (KWIC) COVINGTON KY 41018	58,903.537	5.13
a, b	ALLIANZGI RETIREMENT 2040 R6	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT 211 MAIN ST SAN FRANCISCO CA 94105-1905	396,345.923	37.28
a, b	ALLIANZGI RETIREMENT 2040 R6	NFS FOR EXCLUSIVE BENEFIT OF OUR CUSTOMER ATTN: MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	369,406.695	34.74
b	ALLIANZGI RETIREMENT 2040 R6	GREAT-WEST TRUST COMPANY LLC FBO EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002	63,060.413	5.93

a, b	ALLIANZGI RETIREMENT 2050 R6	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT 211 MAIN ST SAN FRANCISCO CA 94105-1905	331,695.895	42.39
a, b	ALLIANZGI RETIREMENT 2050 R6	NFS FOR EXCLUSIVE BENEFIT OF OUR CUSTOMER ATTN: MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	218,750.000	27.96
b	ALLIANZGI RETIREMENT 2050 R6	RELIANCE TRUST COMPANY CUSTODIAN FBO TENNESSEE ORTHOPAEDIC A 401K PLAN PO BOX 28004 ATLANTA GA 30358-0004	65,322.964	8.35
b	ALLIANZGI RETIREMENT INCOME R6	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT 211 MAIN ST SAN FRANCISCO CA 94105-1905	199,081.907	17.3
b	ALLIANZGI RETIREMENT INCOME R6	NFS FOR EXCLUSIVE BENEFIT OF OUR CUSTOMER ATTN: MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	225,308.063	19.58
b	ALLIANZGI RETIREMENT INCOME R6	STATE STREET BANK AND TRUST AS TTEE AND/OR CUST FBO ADP ACCESS PRODUCT 1 LINCOLN ST BOSTON MA 02111-2901	233,802.405	20.31
b	ALLIANZGI RETIREMENT INCOME R6	RELIANCE TRUST COMPANY CUSTODIAN FBO TENNESSEE ORTHOPAEDIC A 401K PLAN PO BOX 28004 ATLANTA GA 30358-0004	201,346.414	17.49
b	ALLIANZGI RETIREMENT INCOME R6	GREAT-WEST TRUST COMPANY LLC FBO EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002	83,838.485	7.28
b	ALLIANZGI GLOBAL ALLOCATION ADMIN	AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226 OMAHA NE 68103-2226	560.389	24.45
a, b	ALLIANZGI GLOBAL ALLOCATION ADMIN	ALLIANZ FUND INVESTMENTS INC ATTN AIM INVESTMENT OPERATIONS 5701 GOLDEN HILLS DR MINNEAPOLIS MN 55416-1297	1,731.601	75.55
b	ALLIANZGI NFJ MID-CAP VALUE ADMIN	AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS P O BOX 2226 OMAHA NE 68103-2226	33,763.616	9.94
b	ALLIANZGI NFJ MID-CAP VALUE ADMIN	NFS FOR EXCLUSIVE BENEFIT OF OUR CUSTOMER ATTN: MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	24,307.539	7.15
a, b	ALLIANZGI NFJ MID-CAP VALUE ADMIN	AMERICAN UNITED LIFE INSURANCE CO SEPARATE ACCOUNTS ADMINISTRATION PO BOX 368 INDIANAPOLIS IN 46206-0368	101,753.755	29.94
b	ALLIANZGI NFJ MID-CAP VALUE ADMIN	WELLS FARGO BANK FBO VARIOUS RETIREMENT PLANS 9888888836 NC-1076 1525 WEST WT HARRIS BLVD CHARLOTTE NC 28288-1076	28,536.030	8.4
b	ALLIANZGI NFJ MID-CAP VALUE ADMIN	DCGT AS TTEE AND/OR CUSTODIAN FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50392-0001	66,209.971	19.48
b	ALLIANZGI NFJ MID-CAP VALUE ADMIN	WTRISC CO IRA OMNIBUS ACCT C/O ICMA RETIREMENT CORPORATION 777 NORTH CAPITOL STREET NE WASHINGTON DC 20002-4239	44,166.268	13
b	ALLIANZGI FOCUSED GROWTH ADMIN	CHARLES SCHWAB & CO SPECIAL CUSTODY ACCT FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN: CAROL WU/MUTUAL FUND OPS 211 MAIN ST SAN FRANCISCO CA 94105-1905	11,824.797	11.54
a, b	ALLIANZGI FOCUSED GROWTH ADMIN	NFS FOR EXCLUSIVE BENEFIT OF OUR CUSTOMER ATTN: MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	28,994.503	28.29
b	ALLIANZGI FOCUSED GROWTH ADMIN	STATE STREET BANK AND TRUST AS TTEE AND/OR CUST FBO ADP ACCESS PRODUCT 1 LINCOLN ST BOSTON MA 02111-2901	15,188.612	14.82
b	ALLIANZGI FOCUSED GROWTH ADMIN	AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226 OMAHA NE 68103-2226	6,429.766	6.27
b	ALLIANZGI FOCUSED GROWTH ADMIN	MATRIX TRUST COMPANY TRUSTEE FBO MARATHON COMPANY INC TTEE 401(K) PLAN 717 17TH ST STE 1300 DENVER CO 80202-3304	12,876.216	12.56
b	ALLIANZGI FOCUSED GROWTH ADMIN	FIIOC FBO PINNACLE TECHNICAL RESOURCES 401(K) PLAN 100 MAGELLAN WAY (KW1C) COVINGTON KY 41015-1987	7,842.822	7.65
b	ALLIANZGI FOCUSED GROWTH ADMIN	FIIOC FBO OAK CLIFF ORTHOPAEDIC 10160 100 MAGELLAN WAY (KW1C) COVINGTON KY 41015-1987	7,941.092	7.75
a, b	ALLIANZGI NFJ SMALL-CAP VALUE ADMIN	NFS FOR EXCLUSIVE BENEFIT OF OUR CUSTOMER ATTN: MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	5,576,174.902	41.36

b	ALLIANZGI NFJ SMALL-CAP VALUE ADMIN	WELLS FARGO BANK NA FBO PIPER JAFFRAY COMPANIES RETIREMENT PLAN 22995555 NC 1151 1525 WEST WT HARRIS BLVD NSC 1151 CHARLOTTE NC 28262	992,083.736	7.36
b	ALLIANZGI NFJ SMALL-CAP VALUE ADMIN	STATE STREET BANK FBO THE DEPOSITORY TRUST AND CLEARING CORPORATION SAVINGS PLAN PO BOX 5501 BOSTON MA 02206-5501	1,434,816.521	10.64
b	ALLIANZGI NFJ SMALL-CAP VALUE ADMIN	WELLS FARGO BANK NA FBO SSM HEALTH CARE TAX SHELTERED ANNUITY PLAN 8515 E ORCHARD RD 2T2 GREENWOOD VLG CO 80111-5002	961,177.012	7.13
b	ALLIANZGI NFJ LARGE-CAP VALUE ADMIN	NFS FOR EXCLUSIVE BENEFIT OF OUR CUSTOMER ATTN: MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	9,105.754	16.64
a, b	ALLIANZGI NFJ LARGE-CAP VALUE ADMIN	RELIANCE TRUST CO TTEE ADP ACCESS LARGE MARKET 401K 1100 ABERNATHY RD ATLANTA GA 30328-5620	35,074.627	64.11
a, b	ALLIANZGI NFJ DIVIDEND VALUE ADMIN	NFS FOR EXCLUSIVE BENEFIT OF OUR CUSTOMER ATTN: MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	5,361,930.070	79.53
b	ALLIANZGI NFJ DIVIDEND VALUE ADMIN	ICMA RETIREMENT CORP 401 (K) PLAN 777 NORTH CAPITOL STREET NE WASHINGTON DC 20002-4239	435,399.662	6.46
b	ALLIANZGI TECHNOLOGY ADMIN	CHARLES SCHWAB & CO SPECIAL CUSTODY ACCT FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN: CAROL WU/MUTUAL FUND OPS 211 MAIN ST SAN FRANCISCO CA 94105-1905	53,681.488	19.61
b	ALLIANZGI TECHNOLOGY ADMIN	NFS FOR EXCLUSIVE BENEFIT OF OUR CUSTOMER ATTN: MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	42,642.538	15.58
b	ALLIANZGI TECHNOLOGY ADMIN	AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226 OMAHA NE 68103-2226	18,647.495	6.81
a, b	ALLIANZGI TECHNOLOGY ADMIN	ICMA RETIREMENT CORP 401 (K) PLAN 777 NORTH CAPITOL STREET NE WASHINGTON DC 20002-4239	98,427.179	35.96
b	ALLIANZGI TECHNOLOGY ADMIN	PIMS/PRUDENTIAL RETIREMENT AS NOMINEE FOR THE TTEE CUST MIB GROUP INC 50 BRAINTREE HILL PARK STE 400 BRAINTREE MA 02184-8734	23,808.675	8.7
a, b	ALLIANZGI MID-CAP ADMIN	NFS FOR EXCLUSIVE BENEFIT OF OUR CUSTOMER ATTN: MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	127,517.374	36.55
a, b	ALLIANZGI MID-CAP ADMIN	FIIOC FBO TRAVEL INCORPORATED 28652 100 MAGELLAN WAY #KW1C COVINGTON KY 41015-1987	202,372.872	58
a, b	ALLIANZGI NFJ INTL VALUE ADMIN	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT 5TH FL 499 WASHINGTON BLVD FL 5 JERSEY CITY NJ 07310-2010	204,690.131	78.6
b	ALLIANZGI NFJ INTL VALUE ADMIN	LINCOLN RETIREMENT SERVICES FBO UNIV OF TEXAS SYS OPT RET PGM PO BOX 7876 FORT WAYNE IN 46801-7876	27,520.080	10.57
a, b	ALLIANZGI RETIREMENT 2020 ADMIN	AMERICAN UNITED LIFE INSURANCE CO UNIT INVESTMENT TRUST SEPARATE ACCOUNTS ADMINISTRATION PO BOX 368 INDIANAPOLIS IN 46206-0368	23,161.706	67.99
a, b	ALLIANZGI RETIREMENT 2020 ADMIN	AMERICAN UNITED LIFE INSURANCE CO SEPARATE ACCOUNTS ADMINISTRATION PO BOX 368 INDIANAPOLIS IN 46206-0368	10,904.692	32.01
a, b	ALLIANZGI RETIREMENT 2030 ADMIN	AMERICAN UNITED LIFE INSURANCE CO UNIT INVESTMENT TRUST SEPARATE ACCOUNTS ADMINISTRATION PO BOX 368 INDIANAPOLIS IN 46206-0368	17,742.438	76.09
b	ALLIANZGI RETIREMENT 2030 ADMIN	AMERICAN UNITED LIFE INSURANCE CO SEPARATE ACCOUNTS ADMINISTRATION PO BOX 368 INDIANAPOLIS IN 46206-0368	5,574.880	23.91
a, b	ALLIANZGI RETIREMENT 2040 ADMIN	AMERICAN UNITED LIFE INSURANCE CO UNIT INVESTMENT TRUST SEPARATE ACCOUNTS ADMINISTRATION PO BOX 368 INDIANAPOLIS IN 46206-0368	17,351.800	89.4
b	ALLIANZGI RETIREMENT 2040 ADMIN	AMERICAN UNITED LIFE INSURANCE CO SEPARATE ACCOUNTS ADMINISTRATION PO BOX 368 INDIANAPOLIS IN 46206-0368	2,057.579	10.6
a, b	ALLIANZGI RETIREMENT 2050 ADMIN	AMERICAN UNITED LIFE INSURANCE CO UNIT INVESTMENT TRUST SEPARATE ACCOUNTS ADMINISTRATION PO BOX 368 INDIANAPOLIS IN 46206-0368	11,201.161	28.9
a, b	ALLIANZGI RETIREMENT 2050 ADMIN	AMERICAN UNITED LIFE INSURANCE CO SEPARATE ACCOUNTS ADMINISTRATION PO BOX 368 INDIANAPOLIS IN 46206-0368	26,404.165	68.12
a, b	ALLIANZGI RETIREMENT INCOME ADMIN	AMERICAN UNITED LIFE INSURANCE CO UNIT INVESTMENT TRUST SEPARATE ACCOUNTS ADMINISTRATION PO BOX 368 INDIANAPOLIS IN 46206-0368	43,809.245	51.7

a, b	ALLIANZGI RETIREMENT INCOME ADMIN	AMERICAN UNITED LIFE INSURANCE CO SEPARATE ACCOUNTS ADMINISTRATION PO BOX 368 INDIANAPOLIS IN 46206-0368	40,922.101	48.3
b	ALLIANZGI GLOBAL ALLOCATION R6	STATE STREET AS CUSTODIAN FOR SOUTH DAKOTA COLLEGEACCESS 529 PLAN AGE-BASED PORTFOLIO 18 PLUS P51F ATTN: TRUST OPERATIONS 801 PENNSYLVANIA KANSAS CITY MO 64105-1307	2,011,646.418	8.41
b	ALLIANZGI GLOBAL ALLOCATION R6	STATE STREET AS CUSTODIAN FOR SOUTH DAKOTA COLLEGEACESS 529 PLAN AGE-BASED PORTFOLIO 11-14 P51D ATTN: TRUST OPERATIONS 801 PENNSYLVANIA KANSAS CITY MO 64105-1307	1,217,257.504	5.09
b	ALLIANZGI GLOBAL ALLOCATION R6	STATE STREET AS CUSTODIAN FOR SOUTH DAKOTA COLLEGEACCESS 529 PLAN AGE-BASED PORTFOLIO 0-6 P51A ATTN: TRUST OPERATIONS 801 PENNSYLVANIA KANSAS CITY MO 64105-1307	2,057,646.643	8.6
b	ALLIANZGI GLOBAL ALLOCATION R6	STATE STREET AS CUSTODIAN FOR SOUTH DAKOTA COLLEGEACCESS 529 PLAN AGE-BASED PORTFOLIO 7-10 P51B ATTN STATE STREET TRUST OPERATIONS 801 PENNSYLVANIA AVE KANSAS CITY MO 64105-1307	1,668,662.988	6.98
b	ALLIANZGI GLOBAL ALLOCATION R6	STATE STREET BANK & TRUST CO AS CUST FOR SOUTH DAKOTA COLLEGEACCESS 529 PLAN (AGE-BASED 4 - AGE 12) P51H 801 PENNSYLVANIA AVE KANSAS CITY MO 64105-1307	1,277,932.187	5.34
b	ALLIANZGI GLOBAL ALLOCATION R6	STATE STREET BANK & TRUST CO AS CUST FOR SOUTH DAKOTA COLLEGEACCESS 529 PLAN (AGE-BASED 6—AGE 14) P51I 801 PENNSYLVANIA AVE KANSAS CITY MO 64105-1307	1,769,676.418	7.4
b	ALLIANZGI GLOBAL ALLOCATION R6	STATE STREET BANK & TRUST CO AS CUST FOR SOUTH DAKOTA COLLEGEACCESS 529 PLAN (AGE-BASED 7 - AGE 15) P51J 801 PENNSYLVANIA AVE KANSAS CITY MO 64105-1307	1,844,559.111	7.71
a, b	ALLIANZGI GLOBAL ALLOCATION R6	CHARLES SCHWAB & CO SPECIAL CUSTODY ACCOUNT OF THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1905	6,707,469.800	28.04
a, b	ALLIANZGI NFJ MID-CAP VALUE FUND R6	AST EQUITY PLAN SOLUTIONS P/ADM ALLIANZGI FUND BOARD MEMBERS DEF COMP PLAN ATTN WENDY WORONOWICZ 55 CHALLENGER RD STE 201 RIDGEFIELD PARK NJ 07660-2107	6,397.765	95.55
b	ALLIANZGI FOCUSED GROWTH R6	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT 5TH FL 499 WASHINGTON BLVD FL 5 JERSEY CITY NJ 07310-2010	104,266.922	12.37
a, b	ALLIANZGI FOCUSED GROWTH R6	STATE STREET BANK & TRUST CO AS CUSTODIAN FOR SOUTH DAKOTA COLLAGEACCESS 529 PLAN (ALLIANZGI FOCUSED GROWTH)P54S 801 PENNSYLVANIA AVE KANSAS CITY MO 64105-1307	331,007.676	39.27
b	ALLIANZGI FOCUSED GROWTH R6	GREAT-WEST TRUST COMPANY LLC FBO EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002	51,565.146	6.12
a, b	ALLIANZGI FOCUSED GROWTH R6	FITH THIRD BANK TTEE FBO VARIOUS FASCORE LLC RECORDKEPT PLAN C/O FASCORE LLC 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002	275,339.468	32.67
b	ALLIANZGI NFJ SMALL-CAP VALUE FUND R6	STATE STREET BANK & TRUST AS CUST FOR SOUTH DAKOTA HIGHER EDUCATION SAVINGS TRUST SM CAP ATTN: TRUST OPERATIONS 801 PENNSYLVANIA KANSAS CITY MO 64105-1307	1,297,021.008	7.29
a, b	ALLIANZGI NFJ SMALL-CAP VALUE FUND R6	NFS FOR EXCLUSIVE BENEFIT OF OUR CUSTOMER ATTN: MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	7,838,567.760	44.09
b	ALLIANZGI NFJ SMALL-CAP VALUE FUND R6	CHARLES SCHWAB & CO SPECIAL CUSTODY ACCOUNT OF THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1905	1,555,909.777	8.75
b	ALLIANZGI NFJ SMALL-CAP VALUE FUND R6	MAXIM SERIES FUND INC 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002	2,587,528.620	14.55
b	ALLIANZGI NFJ SMALL-CAP VALUE FUND R6	THE VANGUARD FIDUCIARY TRUST DRESDNER RCM GLOBAL TECH FUND ATTN OUTSIDE FUNDS PO BOX 2600 VALLEY FORGE PA 19482-2600	1,051,927.872	5.92
a, b	ALLIANZGI EMERGING MRKT OPPRTNTIES R6	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUND DEPT 211 MAIN ST SAN FRANCISCO CA 94105-1905	17,547.613	57.35

a, b	ALLIANZGI EMERGING MRKT OPPRTNTIES R6	AST EQUITY PLAN SOLUTIONS P/ADM ALLIANZGI FUND BOARD MEMBERS DEF COMP PLAN ATTN WENDY WORONOWICZ 55 CHALLENGER RD STE 201 RIDGEFIELD PARK NJ 07660-2107	10,548.253	34.47
b	ALLIANZGI EMERGING MRKT OPPRTNTIES R6	MATRIX TR CO CUST FBO PRINCIPLED WEALTH ADVISORS 401K 717 17TH STREET SUITE 1300 DENVER CO 80202-3304	2,471.876	8.08
a, b	ALLIANZGI NFJ DIVIDEND VALUE FUND R6	NFS FOR EXCLUSIVE BENEFIT OF OUR CUSTOMER ATTN: MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	2,662,926.631	44.23
a, b	ALLIANZGI NFJ DIVIDEND VALUE FUND R6	STATE STREET AS CUST FBO SOUTH DAKOTA HIGHER EDUCATION TR SELECT ALLIANZ NFJ DIVIDEND VALUE INV PORT 801 PENNSYLVANIA AVE KANSAS CITY MO 64105-1307	2,031,916.651	33.75
b	ALLIANZGI NFJ DIVIDEND VALUE FUND R6	CHARLES SCHWAB & CO SPECIAL CUSTODY ACCOUNT OF THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1905	1,024,610.709	17.02
a, b	ALLIANZGI NFJ INTL VALUE FUND R6	NFS FOR EXCLUSIVE BENEFIT OF OUR CUSTOMER ATTN: MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	48,483.731	34.63
b	ALLIANZGI NFJ INTL VALUE FUND R6	STATE STREET BANK AND TRUST AS TTEE AND/OR CUST FBO ADP ACCESS PRODUCT 1 LINCOLN ST BOSTON MA 02111-2901	12,428.589	8.88
b	ALLIANZGI NFJ INTL VALUE FUND R6	AST EQUITY PLAN SOLUTIONS P/ADM ALLIANZGI FUND BOARD MEMBERS DEF COMP PLAN ATTN WENDY WORONOWICZ 55 CHALLENGER RD STE 201 RIDGEFIELD PARK NJ 07660-2107	10,515.988	7.51
a, b	ALLIANZGI NFJ INTL VALUE FUND R6	CHARLES SCHWAB & CO SPECIAL CUSTODY ACCOUNT OF THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1905	46,295.544	33.06
b	ALLIANZGI NFJ INTL VALUE FUND R6	ASCENSUS TR CO FBO ORBIS INVESTMENT MANAGEMENT (U S) 4 229469 P O BOX 10758 FARGO ND 58106-0758	7,976.715	5.7
a, b	ALLIANZGI GLOBAL DYNAMIC ALLOCATION A	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	31,957.098	25.89
	ALLIANZGI GLOBAL DYNAMIC ALLOCATION A	PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	27,418.269	22.21
b	ALLIANZGI GLOBAL DYNAMIC ALLOCATION A	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	7,119.791	5.77
b	ALLIANZGI GLOBAL DYNAMIC ALLOCATION A	RBC CAPITAL MARKETS LLC MUTUAL FUND OMNIBUS PROCESSING OMNIBUS ATTN MUTUAL FUND OPS MANAGER 60 S 6TH ST STE 700 # STREET-P08 MINNEAPOLIS MN 55402-4413	14,649.805	11.87
b	ALLIANZGI CONVERTIBLE A	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	564,681.447	24.69
	ALLIANZGI CONVERTIBLE A	PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	194,254.503	8.49
b	ALLIANZGI CONVERTIBLE A	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUND DEPT 211 MAIN ST SAN FRANCISCO CA 94105-1905	411,236.506	17.98
b	ALLIANZGI CONVERTIBLE A	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	117,023.709	5.12
	ALLIANZGI CONVERTIBLE A	MORGAN STANLEY &CO HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FL JERSEY CITY NJ 07311	188,120.743	8.22
a, b	ALLIANZGI HIGH YIELD BOND A	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	2,248,831.568	46.89
b	ALLIANZGI HIGH YIELD BOND A	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNTS FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1905	289,661.941	6.04
	ALLIANZGI HIGH YIELD BOND A	JOHN HANCOCK TR CO LLC 690 CANTON ST STE 100 WESTWOOD MA 02090-2324	439,670.340	9.17
b	ALLIANZGI INTERNATIONAL SMALL-CAP A	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	32,009.659	20.09
	ALLIANZGI INTERNATIONAL SMALL-CAP A	PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	11,217.608	7.04
b	ALLIANZGI INTERNATIONAL SMALL-CAP A	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUND DEPT 211 MAIN ST SAN FRANCISCO CA 94105-1905	10,004.098	6.28

b	ALLIANZGI MICRO CAP A	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	21,768.441	11.94
a,	ALLIANZGI MICRO CAP A	PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	66,509.600	36.49
b	ALLIANZGI MICRO CAP A	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	21,365.734	11.72
	ALLIANZGI MICRO CAP A	BILLY R BENTLEY & SHIRLEY M BENTLEY JTWROS 177 GREENLAWN DR NE MERIDIANVILLE AL 35759-2426	13,506.267	7.41
b	ALLIANZGI MICRO CAP A	ASCENSUS TR CO FBO ARMONIX DIGITAL INC SINGLE K 47403 P O BOX 10758 FARGO ND 58106-0758	9,298.367	5.1
b	ALLIANZGI ULTRA MICRO CAP A	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	72,696.438	11.75
	ALLIANZGI ULTRA MICRO CAP A	PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	134,534.104	21.75
b	ALLIANZGI ULTRA MICRO CAP A	UBS WM USA 0O0 11011 6100 OMNI ACCOUNT M/F SPEC CDY A/C EBOC UBSFSI 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	52,235.586	8.44
b	ALLIANZGI ULTRA MICRO CAP A	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	66,788.189	10.8
b	ALLIANZGI ULTRA MICRO CAP A	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	43,556.484	7.04
b	ALLIANZGI ULTRA MICRO CAP A	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNTS FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1905	38,892.596	6.29
b	ALLIANZGI ULTRA MICRO CAP A	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1905	47,273.286	7.64
a, b	ALLIANZGI SHORT DURATION HIGH INCOME A	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	4,285,903.750	29.65
	ALLIANZGI SHORT DURATION HIGH INCOME A	PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	826,227.364	5.72
b	ALLIANZGI SHORT DURATION HIGH INCOME A	UBS WM USA 0O0 11011 6100 OMNI ACCOUNT M/F SPEC CDY A/C EBOC UBSFSI 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	2,180,118.351	15.08
b	ALLIANZGI SHORT DURATION HIGH INCOME A	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	894,612.339	6.19
b	ALLIANZGI SHORT DURATION HIGH INCOME A	MLPF & S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMN/#97M 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	870,173.477	6.02
	ALLIANZGI SHORT DURATION HIGH INCOME A	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	1,055,960.067	7.3
b	ALLIANZGI RETIREMENT 2025 A	TAYNIK & CO C/O STATE STREET BANK & TRUST CO 1200 CROWN COLONY DR CC103 QUINCY MA 02169-0938	94,932.934	21.1
b	ALLIANZGI RETIREMENT 2025 A	MLPF & S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMN/#97M 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	44,110.550	9.8
b	ALLIANZGI RETIREMENT 2025 A	AMERICAN UNITED INSURANCE CO TTEE GROUP RETIREMENT ANNUITY PO BOX 368 INDIANAPOLIS IN 46206-0368	58,666.747	13.04
a, b	ALLIANZGI RETIREMENT 2025 A	STATE STREET BANK TRUSTEE AND/OR CUSTODIAN FBO ADP ACCESS 1 LINCOLN ST BOSTON MA 02111-2901	140,825.016	31.3
b	ALLIANZGI RETIREMENT 2025 A	ATTN NPIO TRADE DESK DCGT TRUSTEE & OR CUSTODIAN FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS 711 HIGH ST DES MOINES IA 50392-0001	53,209.231	11.83
a, b	ALLIANZGI RETIREMENT 2035 A	TAYNIK & CO C/O STATE STREET BANK & TRUST CO 1200 CROWN COLONY DR CC103 QUINCY MA 02169-0938	134,148.280	28.78
b	ALLIANZGI RETIREMENT 2035 A	AMERICAN UNITED INSURANCE CO TTEE GROUP RETIREMENT ANNUITY PO BOX 368 INDIANAPOLIS IN 46206-0368	24,331.935	5.22
a, b	ALLIANZGI RETIREMENT 2035 A	STATE STREET BANK TRUSTEE AND/OR CUSTODIAN FBO ADP ACCESS 1 LINCOLN ST BOSTON MA 02111-2901	162,342.313	34.83
b	ALLIANZGI RETIREMENT 2035 A	MATRIX TRUST COMPANY CUST. FBO LUMINA FOODS, LLC RETIREMENT PLAN 717 17TH STREET SUITE 1300 DENVER CO 80202-3304	59,110.788	12.68

b	ALLIANZGI RETIREMENT 2035 A	ATTN NPIO TRADE DESK DCGT TRUSTEE & OR CUSTODIAN FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS 711 HIGH ST DES MOINES IA 50392-0001	25,978.366	5.57
b	ALLIANZGI RETIREMENT 2035 A	FIIOC FBO GLE ASSOCIATES INC 00082 100 MAGELLAN WAY WK1C COVINGTON KY 41015-1987	27,309.523	5.86
a, b	ALLIANZGI RETIREMENT 2045 A	TAYNIK & CO C/O STATE STREET BANK & TRUST CO 1200 CROWN COLONY DR CC103 QUINCY MA 02169-0938	69,938.092	29.06
b	ALLIANZGI RETIREMENT 2045 A	AMERICAN UNITED INSURANCE CO CUST FBO GROUP RETIREMENT ANNUITY IRA PO BOX 368 INDIANAPOLIS IN 46206-0368	29,165.854	12.12
b	ALLIANZGI RETIREMENT 2045 A	STATE STREET BANK TRUSTEE AND/OR CUSTODIAN FBO ADP ACCESS 1 LINCOLN ST BOSTON MA 02111-2901	37,425.562	15.55
a, b	ALLIANZGI RETIREMENT 2045 A	MATRIX TRUST COMPANY CUST. FBO LUMINA FOODS, LLC RETIREMENT PLAN 717 17TH STREET SUITE 1300 DENVER CO 80202-3304	71,833.779	29.85
a, b	ALLIANZGI RETIREMENT 2055 A	TAYNIK & CO C/O STATE STREET BANK & TRUST CO 1200 CROWN COLONY DR CC103 QUINCY MA 02169-0938	33,829.084	29.15
b	ALLIANZGI RETIREMENT 2055 A	AMERICAN UNITED INSURANCE CO TTEE GROUP RETIREMENT ANNUITY PO BOX 368 INDIANAPOLIS IN 46206-0368	9,404.506	8.1
b	ALLIANZGI RETIREMENT 2055 A	STATE STREET BANK TRUSTEE AND/OR CUSTODIAN FBO ADP ACCESS 1 LINCOLN ST BOSTON MA 02111-2901	25,811.538	22.24
b	ALLIANZGI RETIREMENT 2055 A	CBNA CUST FBO NOODLE EDUCATION 401K RET PLAN SVGS 6 RHOADS DR STE 7 UTICA NY 13502-6317	12,460.331	10.74
b	ALLIANZGI RETIREMENT 2055 A	MATRIX TRUST COMPANY CUST. FBO LUMINA FOODS, LLC RETIREMENT PLAN 717 17TH STREET SUITE 1300 DENVER CO 80202-3304	23,282.888	20.06
a, b	ALLIANZGI NFJ INTL SMALL-CAP VALUE A	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT 4TH FLOOR 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	30,158.063	43.89
	ALLIANZGI NFJ INTL SMALL-CAP VALUE A	PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	7,792.559	11.34
a, b	ALLIANZGI NFJ INTL SMALL-CAP VALUE A	CHARLES SCHWAB & CO SPECIAL CUSTODY ACCOUNT OF THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	17,843.436	25.97
b	ALLIANZGI STRUCTURED RETURN A	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	2,007,416.462	23.14
b	ALLIANZGI STRUCTURED RETURN A	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUND DEPT 211 MAIN ST SAN FRANCISCO CA 94105-1905	1,252,114.670	14.43
a,	ALLIANZGI STRUCTURED RETURN A	MORGAN STANLEY &CO HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FL JERSEY CITY NJ 07311	4,039,567.954	46.57
a, b	ALLIANZGI U.S. EQUITY HEDGED A	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	7,558.641	25.97
a,	ALLIANZGI U.S. EQUITY HEDGED A	PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	7,762.521	26.68
b	ALLIANZGI U.S. EQUITY HEDGED A	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUND DEPT 211 MAIN ST SAN FRANCISCO CA 94105-1905	6,556.376	22.53
b	ALLIANZGI U.S. EQUITY HEDGED A	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1905	2,691.051	9.25
b	ALLIANZGI NFJ EMERGING MARKETS VALUE A	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT 4TH FLOOR 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	380,690.463	22.45
	ALLIANZGI NFJ EMERGING MARKETS VALUE A	PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	90,280.423	5.32
a, b	ALLIANZGI NFJ EMERGING MARKETS VALUE A	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUND DEPT 211 MAIN ST SAN FRANCISCO CA 94105-1905	1,132,495.383	66.79

b	ALLIANZGI SMALL-CAP BLEND FUND A	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	174,736.147	8.11
	ALLIANZGI SMALL-CAP BLEND FUND A	PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	160,430.842	7.45
b	ALLIANZGI SMALL-CAP BLEND FUND A	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	429,225.461	19.92
b	ALLIANZGI SMALL-CAP BLEND FUND A	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMN/#97M 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	294,082.284	13.65
	ALLIANZGI SMALL-CAP BLEND FUND A	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	164,189.949	7.62
b	ALLIANZGI BEST STYLES GLOBAL EQUITY A	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	10,014.413	11.52
b	ALLIANZGI BEST STYLES GLOBAL EQUITY A	AMERICAN ENTERPRISE INVESTMENT SVC FBO #41999970 707 2ND AVE SOUTH MINNEAPOLIS MN 55402-2405	7,775.327	8.94
b	ALLIANZGI BEST STYLES GLOBAL EQUITY A	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMN/#97M 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	15,733.292	18.1
b	ALLIANZGI BEST STYLES GLOBAL EQUITY A	CHARLES SCHWAB & CO SPECIAL CUSTODY ACCOUNT OF THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1905	14,824.582	17.05
	ALLIANZGI BEST STYLES GLOBAL EQUITY A	MORGAN STANLEY &CO HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FL JERSEY CITY NJ 07311	20,546.610	23.63
b	ALLIANZGI EMERGING MARKETS DEBT A	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT 5TH FLOOR 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	642.647	6.67
a,	ALLIANZGI EMERGING MARKETS DEBT A	PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	6,577.314	68.29
b	ALLIANZGI EMERGING MARKETS DEBT A	VANGUARD BROKERAGE SERVICES A/C 6579-3652 PO BOX 1170 VALLEY FORGE PA 19482-1170	1,022.524	10.62
b	ALLIANZGI EMERGING MARKETS DEBT A	VANGUARD BROKERAGE SERVICES A/C 6817-5488 PO BOX 1170 VALLEY FORGE PA 19482-1170	526.679	5.47
b	ALLIANZGI EMERGING MARKETS DEBT A	ALLIANZ FUND INVESTMENTS INC ATTN AIM INVESTMENT OPERATIONS 5701 GOLDEN HILLS DR MINNEAPOLIS MN 55416-1297	786.397	8.16
a,	ALLIANZGI BEST STYLES U.S. EQUITY FD A	PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	2,458.713	43.04
a, b	ALLIANZGI BEST STYLES U.S. EQUITY FD A	TD AMERITRADE FBO CHARLES J TICHENOR R/O IRA TD AMERITRADE CLEARING CUST 465 S MIDDLESEX RD CARLISLE PA 17015-9712	1,780.678	31.17
	ALLIANZGI BEST STYLES U.S. EQUITY FD A	EDWARD J GRAYBOW & PHYLLIS R GRAYBOW JWROS 27 ORIOLE RD NEW CITY NY 10956-6318	373.992	6.55
b	ALLIANZGI BEST STYLES U.S. EQUITY FD A	ALLIANZ FUND INVESTMENTS INC ATTN AIM INVESTMENT OPERATIONS 5701 GOLDEN HILLS DR MINNEAPOLIS MN 55416-1297	715.439	12.52
b	ALLIANZGI GLOBAL SUSTAINABILITY FUND A	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	4,413.682	17.38
a,	ALLIANZGI GLOBAL SUSTAINABILITY FUND A	PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	6,885.110	27.11
a, b	ALLIANZGI GLOBAL SUSTAINABILITY FUND A	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUND DEPT 211 MAIN ST SAN FRANCISCO CA 94105-1901	10,277.985	40.48
b	ALLIANZGI GLOBAL SUSTAINABILITY FUND A	PAI TR CO INC INTEGRATIVE HEALTH CARE OF WINONA 1300 ENTERPRISE DR DE PERE WI 54115-4934	2,809.211	11.06
a, b	ALLIANZGI EMERGING MARKETS CONSUMER A	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	5,883.560	55.85
a, b	ALLIANZGI EMERGING MARKETS CONSUMER A	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUND DEPT 211 MAIN ST SAN FRANCISCO CA 94105-1901	3,442.467	32.68
b	ALLIANZGI EMERGING MARKETS CONSUMER A	ALLIANZ FUND INVESTMENTS INC ATTN AIM INVESTMENT OPERATIONS 5701 GOLDEN HILLS DR MINNEAPOLIS MN 55416-1297	713.842	6.78
a, b	AGI EMERGING MARKETS SMALL-CAP FUND A	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	5,201.205	41.83

a, b	AGI EMERGING MARKETS SMALL-CAP FUND A	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUND DEPT 211 MAIN ST SAN FRANCISCO CA 94105-1901	3,803.166	30.59
b	AGI EMERGING MARKETS SMALL-CAP FUND A	TD AMERITRADE FBO DANIEL A ZUIDEMA R/O IRA TD AMERITRADE CLEARING CUST 4403 WARD RD FULTON IL 61252-9551	790.276	6.36
b	AGI EMERGING MARKETS SMALL-CAP FUND A	ALLIANZ FUND INVESTMENTS INC ATTN AIM INVESTMENT OPERATIONS 5701 GOLDEN HILLS DR MINNEAPOLIS MN 55416-1297	727.763	5.85
	AGI BEST STYLES INTERNATIONAL EQTY A	PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	4,858.715	16.88
b	AGI BEST STYLES INTERNATIONAL EQTY A	UMB BANK NA CUST ROLLOVER IRA FBO RONALD B WROBEL 69 CHELTENHAM DR WYOMISSING PA 19610-1840	4,273.231	14.85
b	AGI BEST STYLES INTERNATIONAL EQTY A	UMB BANK NA CUST ROLLOVER IRA FBO ELIZABETH M WROBEL 69 CHELTENHAM DR WYOMISSING PA 19610-1840	3,196.125	11.1
b	AGI BEST STYLES INTERNATIONAL EQTY A	WEDBUSH SECURITIES A/C 1775-4652 1000 WILSHIRE BLVD LOS ANGELES CA 90017-2457	2,276.967	7.91
b	AGI BEST STYLES EMERGING MRKTS EQTY A	UMB BANK NA CUST SIMPLE IRA FBO PRECISE STAMPING INC FBO CHRIS P GOBLET 1480 SEQUOIA DR STE A AURORA IL 60506-1098	2,012.443	20.35
b	AGI BEST STYLES EMERGING MRKTS EQTY A	TD AMERITRADE FBO DARYL PETERSON BAGRAM-FLUOR-ASP APO AE 09354	671.123	6.79
b	AGI BEST STYLES EMERGING MRKTS EQTY A	TD AMERITRADE FBO JEFFREY D FISHMAN OR ELINOR R FISHMAN TR FBO FMC PSP 413 S MACDILL AVE TAMPA FL 33609-3036	1,535.380	15.53
b	AGI BEST STYLES EMERGING MRKTS EQTY A	CETERA INVESTMENT SVCS (FBO) LESLIE N CRAIGHTON LIVING TR 2XG-00878-11 128 RAINBOW DRIVE 2880 LIVINGSTON TX 77399-1028	583.771	5.9
b	AGI BEST STYLES EMERGING MRKTS EQTY A	UMB BANK NA CUST IRA FBO KERRY D ERWIN 1819 BLUE SLIDE RD THOMPSON FLS MT 59873	2,389.823	24.17
b	AGI BEST STYLES EMERGING MRKTS EQTY A	ALLIANZ FUND INVESTMENTS INC ATTN AIM INVESTMENT OPERATIONS 5701 GOLDEN HILLS DR MINNEAPOLIS MN 55416-1297	832.883	8.42
a, b	ALLIANZGI EUROPE EQUITY DIVIDEND FD A	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	71,635.392	90.09
b	ALLIANZGI INTERNATIONAL GROWTH FUND A	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	2,346.280	22.48
	ALLIANZGI INTERNATIONAL GROWTH FUND A	PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	1,434.841	13.74
a, b	ALLIANZGI INTERNATIONAL GROWTH FUND A	UMB BANK NA CUST ROLLOVER IRA FBO MARVIN KREMER 910 ASTER DR WAPAKONETA OH 45895-1009	5,385.230	51.59
b	ALLIANZGI INTERNATIONAL GROWTH FUND A	ALLIANZ FUND INVESTMENTS INC ATTN AIM INVESTMENT OPERATIONS 5701 GOLDEN HILLS DR MINNEAPOLIS MN 55416-1297	773.482	7.41
	ALLIANZGI GLOBAL DYNAMIC ALLOCATION C	PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	15,330.841	20.51
b	ALLIANZGI GLOBAL DYNAMIC ALLOCATION C	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	4,553.830	6.09
b	ALLIANZGI GLOBAL DYNAMIC ALLOCATION C	STIFEL NICOLAUS & CO INC EXCLUSIVE BENEFIT OF CUSTOMERS 501 N BROADWAY SAINT LOUIS MO 63102-2188	3,861.049	5.17
a, b	ALLIANZGI GLOBAL DYNAMIC ALLOCATION C	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	19,831.364	26.54
b	ALLIANZGI GLOBAL DYNAMIC ALLOCATION C	UMB BANK NA CUST SIMPLE IRA FBO MERCHCO SERVICES INC FBO SCOTT A JOHNSON 136 RED LEAF BLVD MONCKS CORNER SC 29461-8843	6,315.641	8.45
	ALLIANZGI GLOBAL DYNAMIC ALLOCATION C	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	4,132.919	5.53
b	ALLIANZGI CONVERTIBLE C	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	127,480.203	8.21
	ALLIANZGI CONVERTIBLE C	PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	149,835.158	9.65
b	ALLIANZGI CONVERTIBLE C	UBS WM USA 0O0 11011 6100 OMNI ACCOUNT M/F SPEC CDY A/C EBOC UBSFSI 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	115,231.328	7.42
b	ALLIANZGI CONVERTIBLE C	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	223,110.769	14.37

b	ALLIANZGI CONVERTIBLE C	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	164,989.818	10.63
b	ALLIANZGI CONVERTIBLE C	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMN/#97M 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	284,209.056	18.3
	ALLIANZGI CONVERTIBLE C	MORGAN STANLEY &CO HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FL JERSEY CITY NJ 07311	239,145.329	15.4
b	ALLIANZGI HIGH YIELD BOND C	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	123,135.633	10.24
	ALLIANZGI HIGH YIELD BOND C	PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	190,259.107	15.82
b	ALLIANZGI HIGH YIELD BOND C	UBS WM USA 0O0 11011 6100 OMNI ACCOUNT M/F SPEC CDY A/C EBOC UBSFSI 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	163,268.029	13.58
b	ALLIANZGI HIGH YIELD BOND C	AMERICAN ENTERPRISE INVESTMENT SVC FBO #41999970 707 2ND AVE S MINNEAPOLIS MN 55402-2405	84,349.050	7.02
b	ALLIANZGI HIGH YIELD BOND C	J. P. MORGAN SECURITIES LLC FOR THE EXCL. BENE. OF OUR CUST. 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	61,985.103	5.16
	ALLIANZGI HIGH YIELD BOND C	MORGAN STANLEY &CO HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FL JERSEY CITY NJ 07311	211,678.578	17.6
b	ALLIANZGI INTERNATIONAL SMALL-CAP C	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	7,749.267	10.49
	ALLIANZGI INTERNATIONAL SMALL-CAP C	PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	3,980.156	5.39
b	ALLIANZGI INTERNATIONAL SMALL-CAP C	UBS WM USA 0O0 11011 6100 OMNI ACCOUNT M/F SPEC CDY A/C EBOC UBSFSI 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	14,940.546	20.23
	ALLIANZGI INTERNATIONAL SMALL-CAP C	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	9,086.386	12.31
b	ALLIANZGI INTERNATIONAL SMALL-CAP C	ATTN NPIO TRADE DESK DCGT TRUSTEE & OR CUSTODIAN FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS 711 HIGH ST DES MOINES IA 50392-0001	9,797.578	13.27
	ALLIANZGI SHORT DURATION HIGH INCOME C	PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	917,899.356	9.4
b	ALLIANZGI SHORT DURATION HIGH INCOME C	UBS WM USA 0O0 11011 6100 OMNI ACCOUNT M/F SPEC CDY A/C EBOC UBSFSI 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	1,050,146.612	10.76
b	ALLIANZGI SHORT DURATION HIGH INCOME C	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	1,531,690.763	15.69
b	ALLIANZGI SHORT DURATION HIGH INCOME C	AMERICAN ENTERPRISE INVESTMENT SVC FBO #41999970 707 2ND AVE SOUTH MINNEAPOLIS MN 55402-2405	764,636.245	7.83
b	ALLIANZGI SHORT DURATION HIGH INCOME C	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMN/#97M 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	1,287,274.380	13.18
	ALLIANZGI SHORT DURATION HIGH INCOME C	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	1,496,608.614	15.33
b	ALLIANZGI NFJ INTL SMALL-CAP VALUE C	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT 4TH FLOOR 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	4,029.261	21.8
a,	ALLIANZGI NFJ INTL SMALL-CAP VALUE C	PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	4,907.054	26.55
b	ALLIANZGI NFJ INTL SMALL-CAP VALUE C	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	1,334.960	7.22
a, b	ALLIANZGI NFJ INTL SMALL-CAP VALUE C	RBC CAPITAL MARKETS LLC MUTUAL FUND OMNIBUS PROCESSING OMNIBUS ATTN MUTUAL FUND OPS MANAGER 60 S 6TH ST STE 700 # STREET-P08 MINNEAPOLIS MN 55402-4413	6,882.837	37.23
b	ALLIANZGI STRUCTURED RETURN C	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	75,875.530	6.5
	ALLIANZGI STRUCTURED RETURN C	PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	195,445.566	16.75
b	ALLIANZGI STRUCTURED RETURN C	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	136,886.009	11.73
a, b	ALLIANZGI STRUCTURED RETURN C	AMERICAN ENTERPRISE INVESTMENT SVC FBO #41999970 707 2ND AVE SOUTH MINNEAPOLIS MN 55402-2405	409,094.116	35.07
	ALLIANZGI STRUCTURED RETURN C	MORGAN STANLEY &CO HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FL JERSEY CITY NJ 07311	202,812.204	17.39

a, b	ALLIANZGI U.S. EQUITY HEDGED C	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	7,343.755	44.83
	ALLIANZGI U.S. EQUITY HEDGED C	PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	2,876.909	17.56
b	ALLIANZGI U.S. EQUITY HEDGED C	UMB BANK NA CUST SIMPLE IRA FBO STEVENS & CO FBO THOMAS G STEVENS 116 W SPRUCE ST MISSOULA MT 59802-4204	1,240.015	7.57
b	ALLIANZGI U.S. EQUITY HEDGED C	UMB BANK NA CUST SIMPLE IRA FBO STEVENS & CO FBO JANICE A DRAHOS 1821 S GRANT ST MISSOULA MT 59801-5431	863.578	5.27
b	ALLIANZGI U.S. EQUITY HEDGED C	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	2,530.043	15.45
b	ALLIANZGI NFJ EMERGING MARKETS VALUE C	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT 4TH FLOOR 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	5,454.068	16.16
a,	ALLIANZGI NFJ EMERGING MARKETS VALUE C	PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	8,445.373	25.03
b	ALLIANZGI NFJ EMERGING MARKETS VALUE C	STIFEL NICOLAUS & CO INC EXCLUSIVE BENEFIT OF CUSTOMERS 501 N BROADWAY SAINT LOUIS MO 63102-2188	4,282.185	12.69
b	ALLIANZGI NFJ EMERGING MARKETS VALUE C	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	7,038.856	20.86
b	ALLIANZGI NFJ EMERGING MARKETS VALUE C	AMERICAN ENTERPRISE INVESTMENT SVC FBO #41999970 707 2ND AVE SOUTH MINNEAPOLIS MN 55402-2405	7,225.123	21.41
b	ALLIANZGI SMALL-CAP BLEND FUND C	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT 5TH FLOOR 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	219,846.000	12.65
b	ALLIANZGI SMALL-CAP BLEND FUND C	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	134,441.913	7.74
b	ALLIANZGI SMALL-CAP BLEND FUND C	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	374,889.549	21.57
b	ALLIANZGI SMALL-CAP BLEND FUND C	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	155,959.123	8.97
	AGI BEST STYLES GLOBAL EQUITY FUND C	PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	798.723	23.23
b	AGI BEST STYLES GLOBAL EQUITY FUND C	UMB BANK NA CUST ROLLOVER IRA FBO KEVIN R GEIST 43 CLAY VALLEY RD FLEETWOOD PA 19522-9707	305.890	8.9
	AGI BEST STYLES GLOBAL EQUITY FUND C	RODNEY K SHANE & SALLY D SHANE JTWROS 61 BOND RD LENHARTSVILLE PA 19534-9441	509.808	14.83
	AGI BEST STYLES GLOBAL EQUITY FUND C	THOMAS H CHRISTENSEN & ELIZABETH A CHRISTENSEN (JTWROS) 190 SATELLITE LN NE FRIDLEY MN 55432-4912	687.453	20
b	AGI BEST STYLES GLOBAL EQUITY FUND C	UMB BANK NA CUST ROTH IRA FBO BARBARA ANN MILLER 407 MULLEN HOLLOW RD BIRDSBORO PA 19508-9059	172.941	5.03
b	AGI BEST STYLES GLOBAL EQUITY FUND C	ALLIANZ FUND INVESTMENTS INC ATTN AIM INVESTMENT OPERATIONS 5701 GOLDEN HILLS DR MINNEAPOLIS MN 55416-1297	762.353	22.18
b	ALLIANZGI EMERGING MARKETS DEBT C	UMB BANK NA CUST SIMPLE IRA FBO JOHNSON HARKNESS & PARK INC FBO TAI M PARK 1469 PATTERSON AVE NORTH AURORA IL 60542-8969	1,653.625	21.73
b	ALLIANZGI EMERGING MARKETS DEBT C	UMB BANK NA CUST ROLLOVER IRA FBO DENNIS R SHAFFER 44743 KINGSBURY SHAWNEE OK 74801-9655	724.212	9.52
a, b	ALLIANZGI EMERGING MARKETS DEBT C	UMB BANK NA CUST ROLLOVER IRA FBO DOROTHY M WEAVER 14837 VAUGHAN ST DETROIT MI 48223-2132	1,932.458	25.4
b	ALLIANZGI EMERGING MARKETS DEBT C	ALLIANZ FUND INVESTMENTS INC ATTN AIM INVESTMENT OPERATIONS 5701 GOLDEN HILLS DR MINNEAPOLIS MN 55416-1297	759.049	9.98
	ALLIANZGI EMERGING MARKETS DEBT C	RICHARD W HOFMANN & MARGARET R HOFMANN TTEES RICHARD W HOFMANN TRUST U/A DTD 01/15/2013 1612 ROCK CREEK DR APT 9 FREDERICK MD 21702-3912	1,400.521	18.41
b	ALLIANZGI EMERGING MARKETS DEBT C	UMB BANK NA CUST ROTH IRA FBO MICHAEL A PLATT 110 SPENCER LN OSWEGO IL 60543-8002	638.820	8.4

b	ALLIANZGI BEST STYLES U.S. EQUITY FD C	UMB BANK NA CUST IRA FBO JAMES H WISE 8260 ROBERT AVE CINCINNATI OH 45239-3961	286.697	15.22
a, b	ALLIANZGI BEST STYLES U.S. EQUITY FD C	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	765.694	40.66
b	ALLIANZGI BEST STYLES U.S. EQUITY FD C	TD AMERITRADE FBO DANIEL JAMES CHACHKO IRA TD AMERITRADE CLEARING CUST 8679 MELODY LN MACEDONIA OH 44056-1708	109.982	5.84
a, b	ALLIANZGI BEST STYLES U.S. EQUITY FD C	ALLIANZ FUND INVESTMENTS INC ATTN AIM INVESTMENT OPERATIONS 5701 GOLDEN HILLS DR MINNEAPOLIS MN 55416-1297	720.915	38.28
a,	AGI BEST STYLES INTERNATIONAL EQTY C	PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	2,186.562	29.82
b	AGI BEST STYLES INTERNATIONAL EQTY C	UMB BANK NA CUST ROTH IRA FBO VALERIE GOLIBER 5202 CEDAR CT LISLE IL 60532-2005	895.259	12.21
b	AGI BEST STYLES INTERNATIONAL EQTY C	UMB BANK NA CUST ROLLOVER IRA FBO DONALD L KOCH 483 W CHURCH ROAD WERNERSVILLE PA 19565	656.719	8.96
b	AGI BEST STYLES INTERNATIONAL EQTY C	UMB BANK NA CUST ROLLOVER IRA FBO ENRICO J GATTO 126 OMEGA CIR WERNERSVILLE PA 19565-1643	714.495	9.74
b	AGI BEST STYLES INTERNATIONAL EQTY C	UMB BANK NA CUST ROTH IRA FBO NANCY J BROOKS 247 WILLOW RD FLEETWOOD PA 19522-9037	768.527	10.48
b	AGI BEST STYLES INTERNATIONAL EQTY C	UMB BANK NA CUST ROTH IRA FBO CYNTHIA D ROYER 39 OAK LN STEVENS PA 17578-9706	511.454	6.98
b	AGI BEST STYLES INTERNATIONAL EQTY C	ALLIANZ FUND INVESTMENTS INC ATTN AIM INVESTMENT OPERATIONS 5701 GOLDEN HILLS DR MINNEAPOLIS MN 55416-1297	807.732	11.02
b	AGI BEST STYLES INTERNATIONAL EQTY C	TREVIN IVORY SUBJECT TO BFDS TOD RULES 11 LINWOOD AVE APT 5L BUFFALO NY 14209-2241	439.547	5.99
b	AGI BEST STYLES EMERGING MRKTS EQTY C	UMB BANK NA CUST SIMPLE IRA FBO JOHNSON HARKNESS & PARK INC FBO TAI M PARK 1469 PATTERSON AVE NORTH AURORA IL 60542-8969	347.405	11.32
a, b	AGI BEST STYLES EMERGING MRKTS EQTY C	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	1,265.838	41.26
b	AGI BEST STYLES EMERGING MRKTS EQTY C	TD AMERITRADE FBO RUSSELL D TURBEVILLE ROTH IRA TD AMERITRADE CLEARING CUST 294 LAUREL HILLS RD FORT MILL SC 29707-0166	338.983	11.05
a, b	AGI BEST STYLES EMERGING MRKTS EQTY C	ALLIANZ FUND INVESTMENTS INC ATTN AIM INVESTMENT OPERATIONS 5701 GOLDEN HILLS DR MINNEAPOLIS MN 55416-1297	824.584	26.87
b	AGI BEST STYLES EMERGING MRKTS EQTY C	TREVIN IVORY SUBJECT TO BFDS TOD RULES 11 LINWOOD AVE APT 5L BUFFALO NY 14209-2241	229.213	7.47
a, b	ALLIANZGI EUROPE EQUITY DIVIDEND FD C	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT 5TH FLOOR 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	2,690.216	74.01
b	ALLIANZGI EUROPE EQUITY DIVIDEND FD C	UMB BANK NA CUST ROTH IRA FBO JAMES WITNER 7 MICHIGAN DR SINKING SPRING PA 19608-1361	236.480	6.51
b	ALLIANZGI EUROPE EQUITY DIVIDEND FD C	ALLIANZ FUND INVESTMENTS INC ATTN AIM INVESTMENT OPERATIONS 5701 GOLDEN HILLS DR MINNEAPOLIS MN 55416-1297	708.435	19.49
a, b	ALLIANZGI GLOBAL DYNAMIC ALLOCATION P	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	574,054.566	90.76
b	ALLIANZGI GLOBAL DYNAMIC ALLOCATION P	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	45,241.601	7.15
b	ALLIANZGI CONVERTIBLE INST	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT 211 MAIN ST SAN FRANCISCO CA 94105-1905	1,314,136.662	13.78
b	ALLIANZGI CONVERTIBLE INST	AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226 OMAHA NE 68103-2226	1,079,951.718	11.32
a, b	ALLIANZGI CONVERTIBLE INST	NFS FOR EXCLUSIVE BENEFIT OF OUR CUSTOMER ATTN: MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	2,615,517.920	27.42
b	ALLIANZGI CONVERTIBLE INST	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	1,055,526.417	11.06
b	ALLIANZGI CONVERTIBLE INST	WELLS FARGO BANK NA FBO OMNIBUS ACCT REINV/REINV PO BOX 1533 MINNEAPOLIS MN 55480-1533	658,979.260	6.91

a,	ALLIANZGI HIGH YIELD BOND P	MORGAN STANLEY &CO HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FL JERSEY CITY NJ 07311	3,370,975.863	86.78
a, b	ALLIANZGI INTL SMALL-CAP P	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT 211 MAIN ST SAN FRANCISCO CA 94105-1905	362,219.944	25.3
a, b	ALLIANZGI INTL SMALL-CAP P	NATIONAL FINANCIAL SERVICES FOR EXCLUSIVE BENEFIT OF OUR CUSTOM 499 WASHINGTON BLVD MAIL ZONE NJ4C JERSEY CITY NJ 07310-1995	689,878.989	48.18
b	ALLIANZGI INTL SMALL-CAP P	AMERICAN ENTERPRISE INVESTMENT SVC FBO # 41999970 707 2ND AVE S MINNEAPOLIS MN 55402-2405	103,959.386	7.26
a, b	ALLIANZGI MICRO CAP P	UBS WM USA 0O0 11011 6100 OMNI ACCOUNT M/F SPEC CDY A/C EBOC UBSFSI 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	76,764.686	62.33
a, b	ALLIANZGI MICRO CAP P	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1102	34,882.844	28.32
	ALLIANZGI MICRO CAP P	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2 3RD FLOOR JERSEY CITY NJ 07311	9,344.828	7.59
a, b	ALLIANZGI ULTRA MICRO CAP P	UBS WM USA 0O0 11011 6100 OMNI ACCOUNT M/F SPEC CDY A/C EBOC UBSFSI 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	184,295.837	85.78
b	ALLIANZGI CONVERTIBLE P	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT 211 MAIN ST SAN FRANCISCO CA 94105-1905	183,796.468	6.74
b	ALLIANZGI CONVERTIBLE P	UBS WM USA 0O0 11011 6100 OMNI ACCOUNT M/F SPEC CDY A/C EBOC UBSFSI 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	566,020.003	20.74
b	ALLIANZGI CONVERTIBLE P	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484	524,824.783	19.23
b	ALLIANZGI CONVERTIBLE P	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	193,718.633	7.1
b	ALLIANZGI CONVERTIBLE P	NATIONAL FINANCIAL SERVICES FOR EXCLUSIVE BENEFIT OF OUR CUSTOM 499 WASHINGTON BLVD MAIL ZONE NJ4C JERSEY CITY NJ 07310-1995	207,404.551	7.6
b	ALLIANZGI CONVERTIBLE P	AMERICAN ENTERPRISE INVESTMENT SVC FBO #41999970 707 2ND AVE SOUTH MINNEAPOLIS MN 55402-2405 707 2ND AVE S MINNEAPOLIS MN 55402-2405	450,519.985	16.51
b	ALLIANZGI CONVERTIBLE P	RBC CAPITAL MARKETS LLC MUTUAL FUND OMNIBUS PROCESSING OMNIBUS ATTN MUTUAL FUND OPS MANAGER 60 S 6TH ST STE 700 # STREET-P08 MINNEAPOLIS MN 55402-4413	139,746.012	5.12
	ALLIANZGI CONVERTIBLE P	MORGAN STANLEY &CO HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FL JERSEY CITY NJ 07311	235,512.965	8.63
b	ALLIANZGI SHORT DURATION HIGH INCOME P	UBS WM USA 0O0 11011 6100 OMNI ACCOUNT M/F SPEC CDY A/C EBOC UBSFSI 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	3,914,349.649	13.82
b	ALLIANZGI SHORT DURATION HIGH INCOME P	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	2,392,541.654	8.44
b	ALLIANZGI SHORT DURATION HIGH INCOME P	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484	6,787,397.205	23.96
b	ALLIANZGI SHORT DURATION HIGH INCOME P	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	6,631,893.063	23.41
	ALLIANZGI SHORT DURATION HIGH INCOME P	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	6,174,055.370	21.79
a, b	ALLIANZGI RETIREMENT 2025 P	NFS FOR EXCLUSIVE BENEFIT OF OUR CUSTOMER ATTN: MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	1,178,735.160	57.12
a, b	ALLIANZGI RETIREMENT 2025 P	FIIOC FBO SMC CORPORATION OF AMERICA 19456 100 MAGELLAN WAY KW1C COVINGTON KY 41015-1987	729,296.496	35.34
a, b	ALLIANZGI RETIREMENT 2035 P	NFS FOR EXCLUSIVE BENEFIT OF OUR CUSTOMER ATTN: MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	967,931.283	55.53

a, b	ALLIANZGI RETIREMENT 2035 P	FIIOC FBO SMC CORPORATION OF AMERICA 19456 100 MAGELLAN WAY KW1C COVINGTON KY 41015-1987	648,708.730	37.22
a, b	ALLIANZGI RETIREMENT 2045 P	NFS FOR EXCLUSIVE BENEFIT OF OUR CUSTOMER ATTN: MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	639,990.292	78.36
b	ALLIANZGI RETIREMENT 2045 P	FIIOC FBO SMC CORPORATION OF AMERICA 19456 100 MAGELLAN WAY KW1C COVINGTON KY 41015-1987	111,140.137	13.61
b	ALLIANZGI RETIREMENT 2045 P	TIAA FSB CUST TTEE FBO RETIREMENT PLANS FOR WHICH TIAA ACTS AS RECORDKEEPER ATTN TRUST OPERATIONS 211 N BROADWAY STE 1000 SAINT LOUIS MO 63102-2748	55,712.846	6.82
a, b	ALLIANZGI RETIREMENT 2055 P	NFS FOR EXCLUSIVE BENEFIT OF OUR CUSTOMER ATTN: MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	236,206.926	67.02
b	ALLIANZGI RETIREMENT 2055 P	FIIOC FBO SMC CORPORATION OF AMERICA 19456 100 MAGELLAN WAY KW1C COVINGTON KY 41015-1987	74,807.865	21.23
b	ALLIANZGI RETIREMENT 2055 P	TIAA FSB CUST TTEE FBO RETIREMENT PLANS FOR WHICH TIAA ACTS AS RECORDKEEPER ATTN TRUST OPERATIONS 211 N BROADWAY STE 1000 SAINT LOUIS MO 63102-2748	38,975.130	11.06
b	ALLIANZGI NFJ INTL SMALL-CAP VALUE P	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	460.265	16.77
a, b	ALLIANZGI NFJ INTL SMALL-CAP VALUE P	ALLIANZ FUND INVESTMENTS INC ATTN AIM INVESTMENT OPERATIONS 5701 GOLDEN HILLS DR MINNEAPOLIS MN 55416-1297	927.095	33.78
a, b	ALLIANZGI NFJ INTL SMALL-CAP VALUE P	AMERICAN ENTERPRISE INVESTMENT SVC FBO # 41999970 707 2ND AVE S MINNEAPOLIS MN 55402-2405	1,090.946	39.75
b	ALLIANZGI NFJ INTL SMALL-CAP VALUE P	RBC CAPITAL MARKETS LLC MUTUAL FUND OMBIBUS PROCESSING OMNIBUS 60 S 6TH ST STE 700 MINNEAPOLIS MN 55402-4413	266.317	9.7
b	ALLIANZGI STRUCTURED RETURN P	UBS WM USA 0O0 11011 6100 OMNI ACCOUNT M/F SPEC CDY A/C EBOC UBSFSI 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	1,137,175.917	11.71
b	ALLIANZGI STRUCTURED RETURN P	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	1,292,160.688	13.31
a, b	ALLIANZGI STRUCTURED RETURN P	AMERICAN ENTERPRISE INVESTMENT SVC FBO #41999970 707 2ND AVE SOUTH MINNEAPOLIS MN 55402-2405	4,741,539.532	48.83
b	ALLIANZGI STRUCTURED RETURN P	RBC CAPITAL MARKETS LLC MUTUAL FUND OMNIBUS PROCESSING OMNIBUS ATTN MUTUAL FUND OPS MANAGER 60 S 6TH ST STE 700 # STREET-P08 MINNEAPOLIS MN 55402-4413	660,286.317	6.8
a, b	ALLIANZGI U.S. EQUITY HEDGED P	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	299.940	27.14
a, b	ALLIANZGI U.S. EQUITY HEDGED P	ALLIANZ FUND INVESTMENTS INC ATTN AIM INVESTMENT OPERATIONS 5701 GOLDEN HILLS DR MINNEAPOLIS MN 55416-1297	805.135	72.86
b	ALLIANZGI NFJ EMERGING MARKETS VALUE P	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	101,933.899	9.17
a, b	ALLIANZGI NFJ EMERGING MARKETS VALUE P	NFS FOR EXCLUSIVE BENEFIT OF OUR CUSTOMER ATTN: MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	915,499.291	82.38
b	ALLIANZGI NFJ EMERGING MARKETS VALUE P	RBC CAPITAL MARKETS LLC MUTUAL FUND OMBIBUS PROCESSING OMNIBUS 60 S 6TH ST STE 700 MINNEAPOLIS MN 55402-4413	80,252.201	7.22
b	ALLIANZGI SMALL-CAP BLEND FUND P	UBS WM USA 0O0 11011 6100 OMNI ACCOUNT M/F SPEC CDY A/C EBOC UBSFSI 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	22,545.862	10.4
b	ALLIANZGI SMALL-CAP BLEND FUND P	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	12,081.309	5.57
a,	ALLIANZGI SMALL-CAP BLEND FUND P	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2 3RD FLOOR JERSEY CITY NJ 07311	67,106.442	30.97
a, b	ALLIANZGI SMALL-CAP BLEND FUND P	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	60,099.699	27.73

b	ALLIANZGI SMALL-CAP BLEND FUND P	RBC CAPITAL MARKETS LLC MUTUAL FUND OMNIBUS PROCESSING OMNIBUS ATTN MUTUAL FUND OPS MANAGER 60 S 6TH ST STE 700 # STREET-P08 MINNEAPOLIS MN 55402-4413	36,474.132	16.83
a, b	ALLIANZGI BEST STYLES GLOBAL EQUITY P	UBS WM USA 0O0 11011 6100 OMNI ACCOUNT M/F SPEC CDY A/C EBOC UBSFSI 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	69,794.334	38.34
	ALLIANZGI BEST STYLES GLOBAL EQUITY P	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2 3RD FLOOR JERSEY CITY NJ 07311	24,763.058	13.6
b	ALLIANZGI BEST STYLES GLOBAL EQUITY P	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	31,870.247	17.51
b	ALLIANZGI BEST STYLES GLOBAL EQUITY P	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	36,939.512	20.29
b	ALLIANZGI BEST STYLES GLOBAL EQUITY P	AMERICAN ENTERPRISE INVESTMENT SVC FBO #41999970 707 2ND AVE SOUTH MINNEAPOLIS MN 55402-2405	18,493.030	10.16
a, b	ALLIANZGI EMERGING MARKETS DEBT P	ALLIANZ FUND INVESTMENTS INC ATTN AIM INVESTMENT OPERATIONS 5701 GOLDEN HILLS DR MINNEAPOLIS MN 55416-1297	792.293	100
a, b	AGI BEST STYLES U.S. EQUITY FD CL P	LPL FBO LPL CUSTOMERS ATTN: MUTUAL FUND OPERATIONS PO BOX 509046 SAN DIEGO CA 92150-9046	26,714.984	97.32
b	ALLIANZGI GLOBAL SUSTAINABILITY FUND P	ALLIANZ FUND INVESTMENTS INC ATTN AIM INVESTMENT OPERATIONS 5701 GOLDEN HILLS DR MINNEAPOLIS MN 55416-1297	703.805	20.09
a, b	ALLIANZGI GLOBAL SUSTAINABILITY FUND P	AMERICAN ENTERPRISE INVESTMENT SVC FBO #41999970 707 2ND AVE SOUTH MINNEAPOLIS MN 55402-2405 707 2ND AVE S MINNEAPOLIS MN 55402-2405	2,798.596	79.91
a, b	AGI BEST STYLES INTL EQUITY FD CL P	LPL FBO LPL CUSTOMERS ATTN: MUTUAL FUND OPERATIONS PO BOX 509046 SAN DIEGO CA 92150-9046	6,784.261	89.64
b	AGI BEST STYLES INTL EQUITY FD CL P	ALLIANZ FUND INVESTMENTS INC ATTN AIM INVESTMENT OPERATIONS 5701 GOLDEN HILLS DR MINNEAPOLIS MN 55416-1297	783.852	10.36
a, b	AGI BEST STYLES EMERGING MARKETS EQ P	LPL FBO LPL CUSTOMERS ATTN: MUTUAL FUND OPERATIONS PO BOX 509046 SAN DIEGO CA 92150-9046	1,541.692	67.26
a, b	AGI BEST STYLES EMERGING MARKETS EQ P	ALLIANZ FUND INVESTMENTS INC ATTN AIM INVESTMENT OPERATIONS 5701 GOLDEN HILLS DR MINNEAPOLIS MN 55416-1297	750.491	32.74
a, b	ALLIANZGI EUROPE EQUITY DIVIDEND FD P	LPL FBO LPL CUSTOMERS ATTN: MUTUAL FUND OPERATIONS PO BOX 509046 SAN DIEGO CA 92150-9046	6,537.768	89.99
b	ALLIANZGI EUROPE EQUITY DIVIDEND FD P	ALLIANZ FUND INVESTMENTS INC ATTN AIM INVESTMENT OPERATIONS 5701 GOLDEN HILLS DR MINNEAPOLIS MN 55416-1297	726.833	10.01
a, b	ALLIANZGI GLOBAL HIGH YIELD P	ALLIANZ FUND INVESTMENTS INC ATTN AIM INVESTMENT OPERATIONS 5701 GOLDEN HILLS DR MINNEAPOLIS MN 55416-1297	683.416	100
a, b	ALLIANZGI REAL ESTATE DEBT FUND P	ALLIANZ FUND INVESTMENTS INC ATTN AIM INVESTMENT OPERATIONS 5701 GOLDEN HILLS DR MINNEAPOLIS MN 55416-1297	666.667	100
a, b	ALLIANZGI PF MANAGED FUTURES STGY P	ALLIANZ FUND INVESTMENTS INC ATTN AIM INVESTMENT OPERATIONS 5701 GOLDEN HILLS DR MINNEAPOLIS MN 55416-1297	1,000.000	100
a, b	ALLIANZGI PF STRUCTURED U.S. FIX INC P	ALLIANZ OF AMERICA INC ATTN AZOA ACCOUNTING DEPARTMENT 1465 N MCDOWELL BLVD STE 100 PETALUMA CA 94954-6516	1,000.000	100
a, b	ALLIANZGI PF STRUCTURED U.S. EQUITY P	ALLIANZ OF AMERICA INC ATTN AZOA ACCOUNTING DEPARTMENT 1465 N MCDOWELL BLVD STE 100 PETALUMA CA 94954-6516	1,000.000	100
a, b	ALLIANZGI GLOBAL DYNAMIC ALLOCATION R	MID ATLANTIC TRUST COMPANY FBO VANTAGE PARTNERS LLC 401(K) PROFIT 1251 WATERFRONT PLACE, SUITE 525 PITTSBURGH PA 15222-4228	6,177.330	84.58
b	ALLIANZGI GLOBAL DYNAMIC ALLOCATION R	ALLIANZ FUND INVESTMENTS INC ATTN TODD M HEDTKE 5701 GOLDEN HILLS DR MINNEAPOLIS MN 55416-1297	1,126.197	15.42
b	ALLIANZGI CONVERTIBLE R	MLPF & S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMN/#97M 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	568.436	18.12
a, b	ALLIANZGI CONVERTIBLE R	STATE STREET BANK TRUSTEE AND/OR CUSTODIAN FBO ADP ACCESS 1 LINCOLN ST BOSTON MA 02111-2901	1,032.062	32.89
b	ALLIANZGI CONVERTIBLE R	MG TRUST COMPANY CUST. FBO CRR COMMUNICATIONS, INC. 717 17TH STREET SUITE 1300 DENVER CO 80202-3304	681.737	21.73

a, b	ALLIANZGI CONVERTIBLE R	ASCENSUS TR CO FBO BRUCE MUSEUM 401 K PLAN 211490 P O BOX 10758 FARGO ND 58106-0758	855.561	27.27
a, b	ALLIANZGI HIGH YIELD BOND R	MLPF & S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMN/#97M 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	37,525.004	37.53
a, b	ALLIANZGI HIGH YIELD BOND R	MASSACHUSETTS MUTUAL LIFE INSURANCE CO 1295 STATE STREET MIP N255 SPRINGFIELD MA 01111-0001	47,287.807	47.29
a, b	ALLIANZGI INTERNATIONAL SMALL-CAP R	ATTN NPIO TRADE DESK DCGT TRUSTEE & OR CUSTODIAN FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS 711 HIGH ST DES MOINES IA 50392-0001	6,244.824	91.35
b	ALLIANZGI INTERNATIONAL SMALL-CAP R	ALLIANZ FUND INVESTMENTS INC ATTN TODD M HEDTKE 5701 GOLDEN HILLS DR MINNEAPOLIS MN 55416-1297	498.166	7.29
a, b	ALLIANZGI RETIREMENT 2025 R	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMN/#97M 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	11,686.930	93.4
b	ALLIANZGI RETIREMENT 2025 R	PAI TR CO INC INNOVATIVE MARKETING RESOURCES PS 1300 ENTERPRISE DR DE PERE WI 54115-4934	825.683	6.6
a, b	ALLIANZGI RETIREMENT 2035 R	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMN/#97M 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	31,258.218	84.9
b	ALLIANZGI RETIREMENT 2035 R	PAI TR CO INC INNOVATIVE MARKETING RESOURCES PS 1300 ENTERPRISE DR DE PERE WI 54115-4934	2,800.550	7.61
b	ALLIANZGI RETIREMENT 2035 R	MID ATLANTIC TR CO FBO CHELSEA TECHNOLOGIES, LLC 401(K) PL 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228	2,740.903	7.44
a, b	ALLIANZGI RETIREMENT 2045 R	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMN/#97M 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	3,767.494	33.74
a, b	ALLIANZGI RETIREMENT 2045 R	MID ATLANTIC TR CO FBO CHELSEA TECHNOLOGIES, LLC 401(K) PL 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228	5,695.268	51
b	ALLIANZGI RETIREMENT 2045 R	ALLIANZ FUND INVESTMENTS INC ATTN TODD M HEDTKE 5701 GOLDEN HILLS DR MINNEAPOLIS MN 55416-1297	854.642	7.65
a, b	ALLIANZGI RETIREMENT 2055 R	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMN/#97M 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	1,689.888	30.84
b	ALLIANZGI RETIREMENT 2055 R	TD AMERITRADE INC FEBO OUR CLIENTS PO BOX 2226 OMAHA NE 68103-2226	950.609	17.35
a, b	ALLIANZGI RETIREMENT 2055 R	PAI TR CO INC INNOVATIVE MARKETING RESOURCES PS 1300 ENTERPRISE DR DE PERE WI 54115-4934	1,945.804	35.51
b	ALLIANZGI RETIREMENT 2055 R	ALLIANZ FUND INVESTMENTS INC ATTN TODD M HEDTKE 5701 GOLDEN HILLS DR MINNEAPOLIS MN 55416-1297	892.910	16.3
a,	ALLIANZGI GLBL DYNAMIC ALLOCATION INST	PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	1,035,145.816	63.21
a, b	ALLIANZGI GLBL DYNAMIC ALLOCATION INST	CHARLES SCHWAB COMPANY 211 MAIN ST SAN FRANCISCO CA 94105-1905	451,002.382	27.54
b	ALLIANZGI GLBL DYNAMIC ALLOCATION INST	BANK OF AMERICA CUSTODIAN FBO MFO 2890762 PO BOX 843869 DALLAS TX 75284-3869	102,758.669	6.27
	ALLIANZGI HIGH YIELD BOND INST	PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	922,740.189	5.5
b	ALLIANZGI HIGH YIELD BOND INST	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT 211 MAIN ST SAN FRANCISCO CA 94105-1905	2,768,789.055	16.51
b	ALLIANZGI HIGH YIELD BOND INST	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	1,005,144.121	5.99
b	ALLIANZGI HIGH YIELD BOND INST	WELLS FARGO BANK NA FBO MDU MASTER TR HIGH YIELD BOND 12062060 PO BOX 1533 MINNEAPOLIS MN 55480-1533	1,309,691.991	7.81
a, b	ALLIANZGI HIGH YIELD BOND INST	NATIONAL FINANCIAL SERVICES FOR EXCLUSIVE BEN OF OUR CUSTOMERS 499 WASHINGTON BLVD MAIL ZONE NJ4C JERSEY CITY NJ 07310-1995	8,374,030.146	49.92
a, b	ALLIANZGI INTL SMALL-CAP INST	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT 211 MAIN ST SAN FRANCISCO CA 94105-1905	480,605.348	31.62
a, b	ALLIANZGI INTL SMALL-CAP INST	CAPINCO C/O US BANK NA PO BOX 1787 MILWAUKEE WI 53201-1787	857,356.450	56.42
b	ALLIANZGI INTL SMALL-CAP INST	TAYNIK & CO C/O INVESTORS BANK & TRUST 200 CLARENDON ST FCG 124 BOSTON MA 02116-5021	110,858.861	7.29

a, b	ALLIANZGI MICRO CAP INST	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT 211 MAIN ST SAN FRANCISCO CA 94105-1905	1,222,402.404	67.26
	ALLIANZGI MICRO CAP INST	JOHN HANCOCK TRUST COMPANY LLC 690 CANTON ST STE 100 WESTWOOD MA 02090-2324	396,155.597	21.8
a, b	ALLIANZGI ULTRA MICRO CAP INST	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT 211 MAIN ST SAN FRANCISCO CA 94105-1905	623,472.351	56.63
a, b	ALLIANZGI ULTRA MICRO CAP INST	NFS FOR EXCLUSIVE BENEFIT OF OUR CUSTOMER ATTN: MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	298,411.184	27.11
	ALLIANZGI SHORT DURATION HIGH INC INST	PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	5,655,924.753	15.74
b	ALLIANZGI SHORT DURATION HIGH INC INST	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT 211 MAIN ST SAN FRANCISCO CA 94105-1905	6,120,019.443	17.03
b	ALLIANZGI SHORT DURATION HIGH INC INST	AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226 OMAHA NE 68103-2226	2,082,893.309	5.8
b	ALLIANZGI SHORT DURATION HIGH INC INST	RELIANCE TRUST COMPANY FBO RTC INV MGT C/C 1100 ABERNATHY RD NE STE 400 ATLANTA GA 30328-5634	2,057,313.163	5.72
b	ALLIANZGI SHORT DURATION HIGH INC INST	FIAT LUX RISK & INSURANCE COMPANY ATTN SUSIE ARDESHIR 1111 BROADWAY STE 2100 OAKLAND CA 94607-4036	6,791,512.330	18.9
b	ALLIANZGI SHORT DURATION HIGH INC INST	NATIONAL FINANCIAL SERVICES FOR EXCLUSIVE BEN OF OUR CUSTOMERS 499 WASHINGTON BLVD MAIL ZONE NJ4C JERSEY CITY NJ 07310-1995	6,896,563.828	19.19
b	ALLIANZGI SHORT DURATION HIGH INC INST	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	3,168,946.769	8.82
b	ALLIANZGI RETIREMENT 2025 R6	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUND DEPT 211 MAIN ST SAN FRANCISCO CA 94105-1905	126,566.061	10.86
a, b	ALLIANZGI RETIREMENT 2025 R6	NFS FOR EXCLUSIVE BENEFIT OF OUR CUSTOMER ATTN: MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	492,294.810	42.23
b	ALLIANZGI RETIREMENT 2025 R6	STATE STREET BANK AND TRUST AS TTEE AND/OR CUST FBO ADP ACCESS PRODUCT 1 LINCOLN ST BOSTON MA 02111-2901	182,411.192	15.65
b	ALLIANZGI RETIREMENT 2025 R6	ASCENSUS TRUST COMPANY FBO POWERS AND SONS, LLC 401(K) PLAN 2 5707 FRONTIER TRUST COMPANY PO BOX 10577 FARGO ND 58106-0577	95,105.322	8.16
b	ALLIANZGI RETIREMENT 2025 R6	FIIOC FBO CLEAR LAM PACKAGING INC EE’S PS AND SAVINGS PLAN 100 MAGELLANWAY (KWIC) COVINGTON KY 41018	102,725.903	8.81
b	ALLIANZGI RETIREMENT 2035 R6	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUND DEPT 211 MAIN ST SAN FRANCISCO CA 94105-1905	167,244.628	19.59
a, b	ALLIANZGI RETIREMENT 2035 R6	NFS FOR EXCLUSIVE BENEFIT OF OUR CUSTOMER ATTN: MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	329,101.786	38.56
b	ALLIANZGI RETIREMENT 2035 R6	STATE STREET BANK AND TRUST AS TTEE AND/OR CUST FBO ADP ACCESS PRODUCT 1 LINCOLN ST BOSTON MA 02111-2901	59,257.015	6.94
b	ALLIANZGI RETIREMENT 2035 R6	RELIANCE TRUST COMPANY CUSTODIAN FBO TENNESSEE ORTHOPAEDIC A 401K PLAN PO BOX 28004 ATLANTA GA 30358-0004	57,752.345	6.77
b	ALLIANZGI RETIREMENT 2035 R6	ASCENSUS TRUST COMPANY FBO POWERS AND SONS, LLC 401(K) PLAN 2 5707 FRONTIER TRUST COMPANY PO BOX 10577 FARGO ND 58106-0577	71,063.695	8.33
b	ALLIANZGI RETIREMENT 2035 R6	FIIOC FBO CLEAR LAM PACKAGING INC EE’S PS AND SAVINGS PLAN 100 MAGELLANWAY (KWIC) COVINGTON KY 41018	50,955.523	5.97
b	ALLIANZGI RETIREMENT 2045 R6	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUND DEPT 211 MAIN ST SAN FRANCISCO CA 94105-1905	116,566.316	17

a, b	ALLIANZGI RETIREMENT 2045 R6	NFS FOR EXCLUSIVE BENEFIT OF OUR CUSTOMER ATTN: MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	306,415.082	44.68
b	ALLIANZGI RETIREMENT 2045 R6	RELIANCE TRUST COMPANY CUSTODIAN FBO TENNESSEE ORTHOPAEDIC A 401K PLAN PO BOX 28004 ATLANTA GA 30358-0004	74,987.514	10.93
b	ALLIANZGI RETIREMENT 2045 R6	GREAT-WEST TRUST COMPANY LLC FBO EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002	64,664.560	9.43
b	ALLIANZGI RETIREMENT 2055 R6	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUND DEPT 211 MAIN ST SAN FRANCISCO CA 94105-1905	86,857.481	22.38
a, b	ALLIANZGI RETIREMENT 2055 R6	NFS FOR EXCLUSIVE BENEFIT OF OUR CUSTOMER ATTN: MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	172,651.717	44.49
b	ALLIANZGI RETIREMENT 2055 R6	RELIANCE TRUST COMPANY CUSTODIAN FBO TENNESSEE ORTHOPAEDIC A 401K PLAN PO BOX 28004 ATLANTA GA 30358-0004	49,843.136	12.84
b	ALLIANZGI RETIREMENT 2055 R6	GREAT-WEST TRUST COMPANY LLC FBO EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002	19,748.369	5.09
	ALLIANZGI RETIREMENT 2055 R6	VOYA INSTITUTIONAL TRUST COMPANY 1 ORANGE WAY WINDSOR CT 06095-4773	20,696.626	5.33
a,	ALLIANZGI NFJ INTL SMALL-CAP VAL INST	PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	34,142.172	37.95
a, b	ALLIANZGI NFJ INTL SMALL-CAP VAL INST	AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226 OMAHA NE 68103-2226	38,296.766	42.57
b	ALLIANZGI NFJ INTL SMALL-CAP VAL INST	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUND DEPT 211 MAIN ST SAN FRANCISCO CA 94105-1905	15,191.101	16.89
	ALLIANZGI STRUCTURED RETURN INST	PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	3,361,985.006	22.17
a, b	ALLIANZGI STRUCTURED RETURN INST	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUND DEPT 211 MAIN ST SAN FRANCISCO CA 94105-1905	4,596,277.007	30.31
a, b	ALLIANZGI STRUCTURED RETURN INST	NFS FOR EXCLUSIVE BENEFIT OF OUR CUSTOMER ATTN: MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	5,389,583.469	35.54
	ALLIANZGI U.S. EQUITY HEDGED INST	PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	8,166.054	8.18
a, b	ALLIANZGI U.S. EQUITY HEDGED INST	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUND DEPT 211 MAIN ST SAN FRANCISCO CA 94105-1905	80,088.454	80.25
	ALLIANZGI U.S. EQUITY HEDGED INST	MARY ANN SCHREIBER SUBJECT TO BFDS TOD RULES 22 CARLEON AVE LARCHMONT NY 10538-3223	7,614.786	7.63
a, b	ALLIANZGI NFJ EMERGING MKT VALUE INST	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUND DEPT 211 MAIN ST SAN FRANCISCO CA 94105-1905	1,694,790.953	72.87
b	ALLIANZGI NFJ EMERGING MKT VALUE INST	NFS FOR EXCLUSIVE BENEFIT OF OUR CUSTOMER ATTN: MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	556,820.117	23.94
a, b	ALLIANZGI SMALL-CAP BLEND FUND I	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUND DEPT 211 MAIN ST SAN FRANCISCO CA 94105-1905	86,288.014	37.87
b	ALLIANZGI SMALL-CAP BLEND FUND I	NFS FOR EXCLUSIVE BENEFIT OF OUR CUSTOMER ATTN: MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	38,602.683	16.94
a, b	ALLIANZGI SMALL-CAP BLEND FUND I	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	62,349.886	27.36
	ALLIANZGI BEST STYLES GLOBAL EQ INST	PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	33,760.218	23.18
a, b	ALLIANZGI BEST STYLES GLOBAL EQ INST	NFS FOR EXCLUSIVE BENEFIT OF OUR CUSTOMER ATTN: MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	93,259.801	64.04

	ALLIANZGI BEST STYLES GLOBAL EQ INST	VANGUARD MARKETING CORPORATION 100 VANGUARD BLVD MALVERN PA 19355-2331	15,720.925	10.8
b	ALLIANZGI EMERGING MARKETS DEBT INSTL	ALLIANZ FUNDS MULTI-STRATEGY TRUST ON BEHALF OF ALLIANZGI RETIREMENT INCOME FUND ATTN PAUL PIETRANICO 1633 BROADWAY NEW YORK NY 10019-6708	241,604.098	9.41
a, b	ALLIANZGI EMERGING MARKETS DEBT INSTL	ALLIANZ FUNDS MULTI-STRATEGY TRUST ON BEHALF OF ALLIANZGI GLOBAL ALLOCATION FUND ATTN PAUL PIETRANICO 1633 BROADWAY NEW YORK NY 10019-6708	1,060,780.219	41.29
a, b	ALLIANZGI EMERGING MARKETS DEBT INSTL	ALLIANZ FUND INVESTMENTS INC ATTN AIM INVESTMENT OPERATIONS 5701 GOLDEN HILLS DR MINNEAPOLIS MN 55416-1297	1,105,909.965	43.05
a, b	ALLIANZGI GLOBAL SMALL-CAP OPPTY PORT	ALLIANZ FUND INVESTMENTS INC ATTN AIM INVESTMENT OPERATIONS 5701 GOLDEN HILLS DR MINNEAPOLIS MN 55416-1297	290,571.556	100
	AGI BEST STYLES U.S. EQUITY FD INSTL	PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	1,201.989	18.04
a, b	AGI BEST STYLES U.S. EQUITY FD INSTL	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUND DEPT 211 MAIN ST SAN FRANCISCO CA 94105-1901	4,201.571	63.05
b	AGI BEST STYLES U.S. EQUITY FD INSTL	AMERITRADE INC FBO OUR CUSTOMERS PO BOX 2226 OMAHA NE 68103-2226	1,259.790	18.91
a, b	ALLIANZGI GLOBAL SUSTAINABILITY FD I	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUND DEPT 211 MAIN ST SAN FRANCISCO CA 94105-1905	397,556.412	26.19
a, b	ALLIANZGI GLOBAL SUSTAINABILITY FD I	ELCIC GROUP SERVICES INC (GSI) ON BEHALF OF PENSION PLAN FOR CLERGY AND LAYWORKERS OF THE EVANGELICAL LUTHERN CHURCH IN CANADA #0533240 805-177 LOMBARD AVE WINNIPEG, MB R3BOW5 CANADA	1,120,568.829	73.81
b	ALLIANZGI EMERGING MARKETS CONSUMER I	NFS FOR EXCLUSIVE BENEFIT OF OUR CUSTOMER ATTN: MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	542,017.899	17.9
b	ALLIANZGI EMERGING MARKETS CONSUMER I	ESARBEE INVESTMENTS CANADA LTD ATTN FREDERIC MARTEL 1170 PEEL ST # 800 MONTREAL QC H3B 4P2 CANADA	485,010.558	16.02
	ALLIANZGI EMERGING MARKETS CONSUMER I	DMNS FOUNDATION ATTN EDWARD SCHOLZ 2001 N COLORADO BLVD DENVER CO 80205-5732	427,523.618	14.12
	ALLIANZGI EMERGING MARKETS CONSUMER I	SANDS FAMILY SUPPORTING FOUNDATION INC ATTN AMY S VARS 500 EAST AVE ROCHESTER NY 14607-1949	241,914.040	7.99
a,	ALLIANZGI EMERGING MARKETS CONSUMER I	BAND & CO C/O US BANK NA PO BOX 1787 MILWAUKEE WI 53201-1787	957,603.423	31.63
b	ALLIANZGI EMERGING MARKETS CONSUMER I	WELLS FARGO BANK NA FBO NEW YORK CITY FOUNDATION OF CEREBRA 25906300 PO BOX 1533 MINNEAPOLIS MN 55480-1533	315,468.922	10.42
b	AGI EMERGING MARKETS SMALL-CAP FUND I	ALLIANZ FUNDS MULTI-STRATEGY TRUST ON BEHALF OF ALLIANZGI RETIREMENT 2030 FUND ATTN PAUL PIETRANICO 1633 BROADWAY NEW YORK NY 10019-6708	46,318.592	6.98
b	AGI EMERGING MARKETS SMALL-CAP FUND I	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUND DEPT 211 MAIN ST SAN FRANCISCO CA 94105-1901	87,202.079	13.13
a, b	AGI EMERGING MARKETS SMALL-CAP FUND I	ALLIANZ FUNDS MULTI-STRATEGY TRUST ON BEHALF OF ALLIANZGI GLOBAL ALLOCATION FUND ATTN PAUL PIETRANICO 1633 BROADWAY NEW YORK NY 10019-6708	273,549.810	41.2
b	AGI EMERGING MARKETS SMALL-CAP FUND I	ALLIANZ FUNDS MULTI-STRATEGY TRUST ON BEHALF OF ALLIANZGI RETIREMENT 2035 FUND ATTN PAUL PIETRANICO 1633 BROADWAY NEW YORK NY 10019-6708	38,065.749	5.73
b	AGI EMERGING MARKETS SMALL-CAP FUND I	ALLIANZ FUND INVESTMENTS INC ATTN AIM INVESTMENT OPERATIONS 5701 GOLDEN HILLS DR MINNEAPOLIS MN 55416-1297	94,894.589	14.29
a,	AGI BEST STYLES INTL EQUITY FD INSTL	PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	3,274.732	56.15
a, b	AGI BEST STYLES INTL EQUITY FD INSTL	VANGUARD MARKETING CORPORATION 100 VANGUARD BLVD MALVERN PA 19355-2331	1,773.676	30.41
b	AGI BEST STYLES INTL EQUITY FD INSTL	ALLIANZ FUND INVESTMENTS INC ATTN AIM INVESTMENT OPERATIONS 5701 GOLDEN HILLS DR MINNEAPOLIS MN 55416-1297	784.096	13.44
a,	AGI BEST STYLES EMERGING MARKETS EQ I	PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	4,540.477	85.75
b	AGI BEST STYLES EMERGING MARKETS EQ I	ALLIANZ FUND INVESTMENTS INC ATTN AIM INVESTMENT OPERATIONS 5701 GOLDEN HILLS DR MINNEAPOLIS MN 55416-1297	754.416	14.25

a, b	ALLIANZGI EUROPE EQUITY DIVIDEND INSTL	ALLIANZ FUNDS MULTI-STRATEGY TRUST ON BEHALF OF ALLIANZGI RETIREMENT INCOME FUND ATTN PAUL PIETRANICO 1633 BROADWAY NEW YORK NY 10019-6708	202,979.121	45.05
a, b	ALLIANZGI EUROPE EQUITY DIVIDEND INSTL	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT 5TH FL 499 WASHINGTON BLVD FL 5 JERSEY CITY NJ 07310-2010	201,342.689	44.69
a, b	ALLIANZGI INTERNATIONAL GROWTH INSTL	ALLIANZ FUNDS MULTI-STRATEGY TRUST ON BEHALF OF ALLIANZGI GLOBAL ALLOCATION FUND ATTN PAUL PIETRANICO 1633 BROADWAY NEW YORK NY 10019-6708	1,021,707.700	96.49
b	ALLIANZGI ADVANCED CORE BOND PORTFOLIO	ALLIANZ FUNDS MULTI-STRATEGY TRUST ON BEHALF OF ALLIANZGI RETIREMENT 2020 FUND 1633 BROADWAY FL 43 NEW YORK NY 10019-6708	584,040.631	5.58
b	ALLIANZGI ADVANCED CORE BOND PORTFOLIO	ALLIANZGI MULTI-SERIES RETIREMENT COLLECTIVE INVESMENT TRUST ON BEHALF OF THE ALLIANZGI FIXED INCOME CIT 1100 ABERNATHY RD STE 400 ATLANTA GA 30328-5634	706,975.745	6.76
a, b	ALLIANZGI ADVANCED CORE BOND PORTFOLIO	ALLIANZGI MULTI SERIES RETIREMENT COLLECTIVE INVESTMENT TRUST ON BEHALF OF THE ALLIANZGI DYNAMIC MULTI ASSET CIT 1100 ABERNATHY RD STE 400 ATLANTA GA 30328-5634	2,662,615.287	25.46
a, b	ALLIANZGI ADVANCED CORE BOND PORTFOLIO	ALLIANZ FUNDS MULTI-STRATEGY TRUST ON BEHALF OF ALLIANZGI GLOBAL ALLOCATION FUND ATTN PAUL PIETRANICO 1633 BROADWAY NEW YORK NY 10019-6708	5,927,672.151	56.67
a, b	AGI BEST STYLES GLBL MANAGD VOLATILITY	ALLIANZ FUNDS MULTI-STRATEGY TRUST ON BEHALF OF ALLIANZGI GLOBAL ALLOCATION FUND ATTN PAUL PIETRANICO 1633 BROADWAY NEW YORK NY 10019-6708	2,125,266.252	57.59
a, b	AGI BEST STYLES GLBL MANAGD VOLATILITY	ALLIANZGI MULTI-SERIES RETIREMENT COLLECTIVE INVESTMENT TRUST ON BEHALF OF THE ALLIANZGI DYNAMIC MULTI ASSET CIT 1100 ABERNATHY RD STE 400 ATLANTA GA 30328-5634	1,561,296.951	42.31
a, b	ALLIANZGI GLOBAL HIGH YIELD INSTL	ALLIANZ FUND INVESTMENTS INC ATTN AIM INVESTMENT OPERATIONS 5701 GOLDEN HILLS DR MINNEAPOLIS MN 55416-1297	1,368,657.963	95.01
a, b	ALLIANZGI REAL ESTATE DEBT FUND INST	ALLIANZ FUND INVESTMENTS INC ATTN AIM INVESTMENT OPERATIONS 5701 GOLDEN HILLS DR MINNEAPOLIS MN 55416-1297	666,666.667	100
a, b	ALLIANZGI PF MANAGED FUTURES STGY I	ALLIANZ FUND INVESTMENTS INC ATTN AIM INVESTMENT OPERATIONS 5701 GOLDEN HILLS DR MINNEAPOLIS MN 55416-1297	1,000.000	100
a, b	ALLIANZGI PF STRUCTURED U.S. FIX INC I	ALLIANZ OF AMERICA INC ATTN AZOA ACCOUNTING DEPARTMENT 1465 N MCDOWELL BLVD STE 100 PETALUMA CA 94954-6516	1,000.000	100
a, b	ALLIANZGI PF STRUCTURED U.S. EQUITY I	ALLIANZ OF AMERICA INC ATTN AZOA ACCOUNTING DEPARTMENT 1465 N MCDOWELL BLVD STE 100 PETALUMA CA 94954-6516	1,000.000	100
a, b	ALLIANZGI GLBL DYNAMIC ALLOC ADMIN	ALLIANZ FUND INVESTMENTS INC ATTN AIM INVESTMENT OPERATIONS 5701 GOLDEN HILLS DR MINNEAPOLIS MN 55416-1297	1,147.440	100
a,	ALLIANZGI CONVERTIBLE ADMIN	PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	11,981.875	36.74
	ALLIANZGI CONVERTIBLE ADMIN	VANGUARD MARKETING CORPORATION 100 VANGUARD BLVD MALVERN PA 19355-2331	3,562.001	10.92
b	ALLIANZGI CONVERTIBLE ADMIN	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	5,426.679	16.64
b	ALLIANZGI CONVERTIBLE ADMIN	AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226 OMAHA NE 68103-2226	7,516.574	23.05
b	ALLIANZGI CONVERTIBLE ADMIN	FIIOC KELMAR ASSOCIATES LLC 401 (K) PLAN ATTN TIM MCCLANAHAN 100 MAGELLAN WAY # KW1C COVINGTON KY 41015-1987	2,699.474	8.28
a, b	ALLIANZGI HIGH YIELD BOND ADMIN	RELIANCE TRUST COMPANY CUSTODIAN FBO PROGENCY SYSTEMS 401K PLAN PO BOX 28004 ATLANTA GA 30358-0004	166,290.101	96.51
a, b	ALLIANZGI RETIREMENT 2025 ADMIN	AMERICAN UNITED LIFE INSURANCE CO UNIT INVESTMENT TRUST SEPARATE ACCOUNTS ADMINISTRATION PO BOX 368 INDIANAPOLIS IN 46206-0368	7,242.625	43.7
a, b	ALLIANZGI RETIREMENT 2025 ADMIN	AMERICAN UNITED LIFE INSURANCE CO SEPARATE ACCOUNTS ADMINISTRATION PO BOX 368 INDIANAPOLIS IN 46206-0368	7,810.156	47.13
b	ALLIANZGI RETIREMENT 2025 ADMIN	AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226 OMAHA NE 68103-2226	1,519.330	9.17

a, b	ALLIANZGI RETIREMENT 2035 ADMIN	AMERICAN UNITED LIFE INSURANCE CO UNIT INVESTMENT TRUST SEPARATE ACCOUNTS ADMINISTRATION PO BOX 368 INDIANAPOLIS IN 46206-0368	7,581.591	52.15
a, b	ALLIANZGI RETIREMENT 2035 ADMIN	AMERICAN UNITED LIFE INSURANCE CO SEPARATE ACCOUNTS ADMINISTRATION PO BOX 368 INDIANAPOLIS IN 46206-0368	6,932.359	47.68
a, b	ALLIANZGI RETIREMENT 2045 ADMIN	AMERICAN UNITED LIFE INSURANCE CO UNIT INVESTMENT TRUST SEPARATE ACCOUNTS ADMINISTRATION PO BOX 368 INDIANAPOLIS IN 46206-0368	13,431.507	45.82
a, b	ALLIANZGI RETIREMENT 2045 ADMIN	AMERICAN UNITED LIFE INSURANCE CO SEPARATE ACCOUNTS ADMINISTRATION PO BOX 368 INDIANAPOLIS IN 46206-0368	15,618.710	53.28
a, b	ALLIANZGI RETIREMENT 2055 ADMIN	AMERICAN UNITED LIFE INSURANCE CO UNIT INVESTMENT TRUST SEPARATE ACCOUNTS ADMINISTRATION PO BOX 368 INDIANAPOLIS IN 46206-0368	7,757.488	39.34
a, b	ALLIANZGI RETIREMENT 2055 ADMIN	AMERICAN UNITED LIFE INSURANCE CO SEPARATE ACCOUNTS ADMINISTRATION PO BOX 368 INDIANAPOLIS IN 46206-0368	10,516.435	53.34
b	ALLIANZGI GLOBAL DYNAMIC ALLOCATION R6	ALLIANZ FUNDS MULTI-STRATEGY TRUST ON BEHALF OF ALLIANZGI RETIREMENT 2020 FUND ATTN PAUL PIETRANICO 1633 BROADWAY NEW YORK NY 10019-6708	1,768,941.855	14.74
b	ALLIANZGI GLOBAL DYNAMIC ALLOCATION R6	ALLIANZ FUNDS MULTI-STRATEGY TRUST ON BEHALF OF ALLIANZGI RETIREMENT 2030 FUND ATTN PAUL PIETRANICO 1633 BROADWAY NEW YORK NY 10019-6708	2,719,965.704	22.66
b	ALLIANZGI GLOBAL DYNAMIC ALLOCATION R6	ALLIANZ FUNDS MULTI-STRATEGY TRUST ON BEHALF OF ALLIANZGI RETIREMENT 2040 FUND ATTN PAUL PIETRANICO 1633 BROADWAY NEW YORK NY 10019-6708	870,461.310	7.25
b	ALLIANZGI GLOBAL DYNAMIC ALLOCATION R6	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUND DEPT 211 MAIN ST SAN FRANCISCO CA 94105-1905	1,197,252.035	9.98
b	ALLIANZGI GLOBAL DYNAMIC ALLOCATION R6	ALLIANZ FUNDS MULTI-STRATEGY TRUST ON BEHALF OF ALLIANZGI RETIREMENT 2025 FUND ATTN PAUL PIETRANICO 1633 BROADWAY NEW YORK NY 10019-6708	2,497,577.504	20.81
b	ALLIANZGI GLOBAL DYNAMIC ALLOCATION R6	ALLIANZ FUNDS MULTI-STRATEGY TRUST ON BEHALF OF ALLIANZGI RETIREMENT 2035 FUND ATTN PAUL PIETRANICO 1633 BROADWAY NEW YORK NY 10019-6708	1,421,765.096	11.85
a, b	ALLIANZGI INTERNATIONAL SMALL-CAP R6	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUND DEPT 211 MAIN ST SAN FRANCISCO CA 94105-1905	738,161.889	99.74
b	ALLIANZGI SHORT DURATION HIGH INC R6	ALLIANZ FUNDS MULTI-STRATEGY TRUST ON BEHALF OF ALLIANZGI RETIREMENT INCOME FUND ATTN PAUL PIETRANICO 1633 BROADWAY NEW YORK NY 10019-6708	335,678.660	8.59
b	ALLIANZGI SHORT DURATION HIGH INC R6	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUND DEPT 211 MAIN ST SAN FRANCISCO CA 94105-1905	267,358.238	6.84
b	ALLIANZGI SHORT DURATION HIGH INC R6	STATE STREET AS CUSTODIAN FOR SOUTH DAKOTA COLLEGEACCESS 529 PLAN AGE-BASED PORTFOLIO 15-17 P51E ATTN: TRUST OPERATIONS 801 PENNSYLVANIA KANSAS CITY MO 64105-1307	272,263.851	6.97
a, b	ALLIANZGI SHORT DURATION HIGH INC R6	STATE STREET AS CUSTODIAN FOR SOUTH DAKOTA COLLEGEACCESS 529 PLAN AGE-BASED PORTFOLIO 18 PLUS P51F ATTN: TRUST OPERATIONS 801 PENNSYLVANIA KANSAS CITY MO 64105-1307	1,369,632.260	35.06
b	ALLIANZGI SHORT DURATION HIGH INC R6	STATE STREET BANK & TRUST CO AS CUSTODIAN FOR SOUTH DAKOTA COLLAGEACCESS 529 PLAN DIVIDEND BOND P52E 801 PENNSYLVANIA AVE KANSAS CITY MO 64105-1307	214,316.125	5.49
b	ALLIANZGI SHORT DURATION HIGH INC R6	ALLIANZGI MULTI-SERIES RETIREMENT CIT DYNAMIC M A 1100 ABERNATHY RD STE 400 ATLANTA GA 30328-5634	428,911.677	10.98
b	ALLIANZGI SHORT DURATION HIGH INC R6	STATE STREET BANK & TRUST CO AS CUST FOR SOUTH DAKOTA COLLEGEACCESS 529 PLAN (AGE-BASED 7 - AGE 15) P51J 801 PENNSYLVANIA AVE KANSAS CITY MO 64105-1307	284,159.837	7.27
a, b	ALLIANZGI NFJ INTL SMALL-CAP VALUE R6	CHARLES SCHWAB & CO SPECIAL CUSTODY ACCOUNT OF THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1905	37,697.278	98.37

b	ALLIANZGI STRUCTURED RETURN R6	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUND DEPT 211 MAIN ST SAN FRANCISCO CA 94105-1905	113,826.736	5.05
a, b	ALLIANZGI STRUCTURED RETURN R6	WELLS FARGO BANK NA FBO WFC CBP ALLIANZ STRUCTURED RETURN 23825425 PO BOX 1533 MINNEAPOLIS MN 55480-1533	2,035,672.299	90.35
b	ALLIANZGI BEST STYLES GLOBAL EQUITY R6	STATE STREET AS CUSTODIAN FOR SOUTH DAKOTA COLLEGEACCESS 529 PLAN DIVERSIFIED EQUITY P52D ATTN: TRUST OPERATIONS 801 PENNSYLVANIA KANSAS CITY MO 64105-1307	2,724,748.453	7.57
b	ALLIANZGI BEST STYLES GLOBAL EQUITY R6	ALLIANZ FUNDS MULTI-STRATEGY TRUST ON BEHALF OF ALLIANZGI GLOBAL ALLOCATION FUND ATTN PAUL PIETRANICO 1633 BROADWAY NEW YORK NY 10019-6708	8,578,268.421	23.82
b	ALLIANZGI BEST STYLES GLOBAL EQUITY R6	ALLIANZGI MULTI-SERIES RETIREMENT CIT DYNAMIC M A 1100 ABERNATHY RD STE 400 ATLANTA GA 30328-5634	5,883,878.426	16.34
b	ALLIANZGI BEST STYLES GLOBAL EQUITY R6	ALLIANZGI MULTI-SERIES RETIREMENT CIT GLOBAL EQUITY 1100 ABERNATHY RD STE 400 ATLANTA GA 30328-5634	6,133,086.550	17.03
b	AGI BEST STYLES U.S. EQUITY FD CL R6	ALLIANZ FUNDS MULTI-STRATEGY TRUST ON BEHALF OF ALLIANZGI RETIREMENT 2030 FUND ATTN PAUL PIETRANICO 1633 BROADWAY NEW YORK NY 10019-6708	536,211.783	8.11
b	AGI BEST STYLES U.S. EQUITY FD CL R6	ALLIANZ FUNDS MULTI-STRATEGY TRUST ON BEHALF OF ALLIANZGI RETIREMENT 2040 FUND ATTN PAUL PIETRANICO 1633 BROADWAY NEW YORK NY 10019-6708	555,154.796	8.4
b	AGI BEST STYLES U.S. EQUITY FD CL R6	ALLIANZ FUNDS MULTI-STRATEGY TRUST ON BEHALF OF ALLIANZGI RETIREMENT 2050 FUND ATTN PAUL PIETRANICO 1633 BROADWAY NEW YORK NY 10019-6708	336,623.961	5.09
b	AGI BEST STYLES U.S. EQUITY FD CL R6	ALLIANZ FUNDS MULTI-STRATEGY TRUST ON BEHALF OF ALLIANZGI RETIREMENT 2025 FUND ATTN PAUL PIETRANICO 1633 BROADWAY NEW YORK NY 10019-6708	357,106.021	5.4
b	AGI BEST STYLES U.S. EQUITY FD CL R6	ALLIANZ FUNDS MULTI-STRATEGY TRUST ON BEHALF OF ALLIANZGI RETIREMENT 2035 FUND ATTN PAUL PIETRANICO 1633 BROADWAY NEW YORK NY 10019-6708	528,344.315	7.99
b	AGI BEST STYLES U.S. EQUITY FD CL R6	ALLIANZ FUNDS MULTI-STRATEGY TRUST ON BEHALF OF ALLIANZGI RETIREMENT 2045 FUND ATTN PAUL PIETRANICO 1633 BROADWAY NEW YORK NY 10019-6708	360,164.150	5.45
a, b	AGI BEST STYLES U.S. EQUITY FD CL R6	ALLIANZGI MULTI-SERIES RETIREMENT CIT DYNAMIC M A 1100 ABERNATHY RD STE 400 ATLANTA GA 30328-5634	1,834,796.234	27.76
b	AGI BEST STYLES U.S. EQUITY FD CL R6	ALLIANZGI MULTI-SERIES RETIREMENT CIT GLOBAL EQUITY 1100 ABERNATHY RD STE 400 ATLANTA GA 30328-5634	1,119,096.529	16.93
a, b	AGI BEST STYLES INTL EQUITY FD CL R6	CHARLES SCHWAB & CO SPECIAL CUSTODY ACCT FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN: CAROL WU/MUTUAL FUND OPS 211 MAIN ST SAN FRANCISCO CA 94105-1905	742,996.877	44.74
a, b	AGI BEST STYLES INTL EQUITY FD CL R6	SSB&T CO AS CUST FOR SOUTH DAKOTA COLLEGEACCESS 529 PLAN ALLIANZGI BEST STYLES INTL EQUITY P54U 801 PENNSYLVANIA AVE KANSAS CITY MO 64105-1307	735,398.018	44.29
b	AGI BEST STYLES INTL EQUITY FD CL R6	STATE STREET BANK & TRUST CO AS CUSTODIAN FOR OKLAHOMA ADVISOR 529 PLAN (ALLIANZGI BEST STYLES INTERNATIONAL EQUITY) P43X 801 PENNSYLVANIA AVE KANSAS CITY MO 64105-1307	182,148.262	10.97
b	AGI BEST STYLES EMERGING MARKETS EQ R6	CHARLES SCHWAB & CO SPECIAL CUSTODY ACCT FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN: CAROL WU/MUTUAL FUND OPS 211 MAIN ST SAN FRANCISCO CA 94105-1905	25,403.424	5.95
a, b	AGI BEST STYLES EMERGING MARKETS EQ R6	ALLIANZ FUND INVESTMENTS INC ATTN AIM INVESTMENT OPERATIONS 5701 GOLDEN HILLS DR MINNEAPOLIS MN 55416-1297	376,189.904	88.12
b	AGI BEST STYLES EMERGING MARKETS EQ R6	ALLIANZ FUNDS MULTI-STRATEGY TRUST ON BEHALF OF ALLIANZGI GLOBAL FUNDAMENTAL STRATEGY FUND ATTN MUTUAL FUNDS 1633 BROADWAY 43RD FLOOR NEW YORK NY 10019-6708	23,797.482	5.57
a, b	ALLIANZGI PF MANAGED FUTURES STGY R6	ALLIANZ FUNDS MULTI-STRATEGY TRUST ON BEHALF OF ALLIANZGI GLOBAL ALLOCATION FUND ATTN PAUL PIETRANICO 1633 BROADWAY NEW YORK NY 10019-6708	1,500,000.000	99.8
a, b	ALLIANZGI PF STRUCTURED U.S. FIX IN R6	ALLIANZ OF AMERICA INC ATTN AZOA ACCOUNTING DEPARTMENT 1465 N MCDOWELL BLVD STE 100 PETALUMA CA 94954-6516	2,498,000.000	100
a, b	ALLIANZGI PF STRUCTURED U.S. EQUITY R6	ALLIANZ OF AMERICA INC ATTN AZOA ACCOUNTING DEPARTMENT 1465 N MCDOWELL BLVD STE 100 PETALUMA CA 94954-6516	2,498,000.000	100

APPENDIX C

ALLIANZ FUNDS MULTI-STRATEGY TRUST

PROXY VOTING POLICY

1.	It is the policy of the Trust that proxies should be voted in the interest of the shareholders of each fund, as determined by those who are in the best position to make this determination. The Trust believes that the firms and/or persons purchasing and selling securities for the funds and analyzing the performance of the funds’ securities are in the best position and have the information necessary to vote proxies in the best interests of the funds and their shareholders, including in situations where conflicts of interest may arise between the interests of shareholders, on one hand, and the interests of the investment adviser, a sub-adviser and/or any other affiliated person of the fund, on the other. Accordingly, the Trust’s policy shall be to delegate proxy voting responsibility to the entity with portfolio management responsibility for the funds.

2.	The Trust, for each fund advised by Allianz Global Investors U.S. LLC (“AllianzGI US”), delegates the responsibility for voting proxies to AllianzGI US. Certain series of Allianz Funds Multi-Strategy Trust (“MST”) intend to invest primarily or may invest primarily or partially in shares of other investment companies, including affiliated investment companies (“Affiliated Underlying Funds”) and unaffiliated investment companies. If an Affiliated Underlying Fund has a shareholder meeting, the particular MST fund that is a shareholder of such Affiliated Underlying Fund will vote its shares in the Affiliated Underlying Fund in the same proportion as the votes of the other shareholders of the Affiliated Underlying Fund. A summary of the detailed proxy voting policy of AllianzGI US is attached as Appendix A hereto. Such summary may be revised from time to time to reflect changes to AllianzGI US’s detailed proxy voting policy.

3.	The party voting the proxy (i.e., AllianzGI US) shall vote such proxies in accordance with such party’s proxy voting policy and, to the extent consistent with such policy, may rely on information and/or recommendations supplied by others.

4.	AllianzGI US shall deliver a copy of its proxy voting policy and any material amendments thereto to the Board of the Trust promptly after the adoption or amendment of any such policy.

5.	The party voting the proxy shall: (i) maintain such records and provide such voting information as is required for the Trust’s regulatory filings including, without limitation, Form N-PX and the required disclosure of policy called for by Item 17 of Form N-1A; and (ii) shall provide such additional information as may be requested, from time to time, by the Board or the Trust’s Chief Compliance Officer.

6.	This Proxy Voting Policy Statement, a summary of the detailed proxy voting policy of AllianzGI US, and how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, shall be made available (i) without charge, upon request, by calling 1-800-988-8380 (retail classes) or 1-800-498-5413 (all other classes); (ii) on the Trust’s website at us.allianzgi.com; and (iii) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. In addition, to the extent required by applicable law or determined by the Trust’s Chief Compliance Officer or Board of Trustees, a summary of the detailed proxy voting policy of AllianzGI US shall also be included in the Trust’s SAI.

Appendix A

Allianz Global Investors U.S. LLC (“AllianzGI US”)

Description of Proxy Voting Policy and Procedures

AllianzGI US typically votes proxies as part of its discretionary authority to manage accounts, unless the client has explicitly reserved the authority for itself. When voting proxies, AllianzGI US seeks to make voting decisions solely in the best interests of its clients and to enhance the economic value of the underlying portfolio securities held in its clients’ accounts.

AllianzGI US has adopted the Allianz Global Investors Global Corporate Governance Guidelines and Proxy Voting Policy (the “Proxy Guidelines”) that are reasonably designed to ensure that the firm is voting in the best interest of its clients. The Proxy Guidelines set forth AllianzGI US’s policies and procedures with regards to proxy voting and reflect AllianzGI US’s general voting positions on specific corporate governance issues. For the purpose of voting proxies for all accounts of AllianzGI US, AllianzGI US uses the services of its affiliate, Allianz Global Investors GmbH (“AllianzGI GmbH”). The employees of AllianzGI GmbH who provide proxy voting services to AllianzGI US are considered “associated persons” as that term is defined in the Advisers Act. AllianzGI has retained an independent third party service provider (the “Proxy Provider”) to assist in the proxy voting process by implementing the votes in accordance with the Proxy Guidelines as well as assisting in the administrative process. The Proxy Provider offers a variety of proxy-related services to assist in AllianzGI US’s handling of proxy voting responsibilities.

The Proxy Guidelines also provide for oversight of the proxy voting process by a proxy committee comprised of senior representatives from various functions within the organization (“Proxy Committee”). The Proxy Guidelines summarize AllianzGI US’s standard positions on various issues, including issues of corporate governance and corporate actions, and give general indication as to how AllianzGI US will vote shares on such issues. Under certain circumstances, AllianzGI US may not vote proxies in accordance with the standard positions denoted in the Proxy Guidelines, for example if: (1) the Proxy Guidelines do not cover potential voting issues, (2) AllianzGI US determines there may be a potential material conflict between AllianzGI US’s interest and those of a client with respect to proxy voting and (3) the Proxy Committee has determined that voting otherwise would be in the best interests of AllianzGI US’s clients. In evaluating issues, the Proxy Committee may consider information from many sources, including the portfolio management team, the analyst responsible for monitoring the stock of the company at issue, management of a company presenting a proposal, shareholder groups and independent proxy research services. In the event that either the analyst or portfolio manager wishes to override the Proxy Guidelines, the proposal will be presented to the Proxy Committee for a final decision. Any deviations from the Proxy Guidelines will be documented and maintained in accordance with Rule 204-2 under the Advisers Act.

In certain circumstances, a client may request in writing that AllianzGI US vote proxies for its account in accordance with a set of guidelines which differs from the Proxy Guidelines. For example, a client may wish to have proxies voted for its account in accordance with the Taft-Hartley proxy voting guidelines. In that case, AllianzGI US will vote the shares held by such client accounts in accordance with their direction, which may be different from the vote cast for shares held on behalf of other client accounts that vote in accordance with the Proxy Guidelines.

AllianzGI US will generally refrain from voting proxies on securities that are subject to share blocking restrictions. Certain countries require the freezing of shares for trading purposes at the custodian/sub-custodian bank level in order to vote proxies to ensure that shareholders voting at meetings continue to hold the shares through the actual shareholder meeting. However, because AllianzGI US cannot anticipate every proxy proposal that may arise (including a proxy proposal that an analyst and/or portfolio manager believes has the potential to significantly affect the economic value of the underlying security, such as proxies relating to mergers and acquisitions), AllianzGI US may, from time to time, instruct the Proxy Provider to cast a vote for a proxy proposal in a share blocked country. AllianzGI US will not be responsible for voting of proxies that AllianzGI US has not been notified on a timely basis by the client’s custodian.

In accordance with the Proxy Guidelines, AllianzGI US may review additional criteria associated with voting proxies and evaluate the expected benefit to its clients when making an overall determination on how or whether to vote a proxy. In addition, AllianzGI US may refrain from voting a proxy on behalf of its clients’ accounts due to de-minimis holdings, immaterial impact on the portfolio, items relating to non-U.S. issuers (such as those described below), non-discretionary holdings not covered by AllianzGI US, timing issues related to the opening/closing of accounts, securities lending issues (see below), contractual arrangements with clients and/or their authorized delegate, the timing of receipt of information, or where circumstances beyond its control prevent it from voting. For example, AllianzGI US may refrain from voting a proxy of a non-U.S. issuer due to logistical considerations that may impair AllianzGI US’s ability to vote the proxy. These issues may include, but are not limited to: (i) proxy statements and ballots being written in a language other than English, (ii) untimely notice of a shareholder meeting, (iii) requirements to vote proxies in person, (iv) restrictions on non-U.S. person’s ability to exercise votes, (v) restrictions on the sale of securities for a period of time in proximity to the shareholder meeting, or (vi) requirements to provide local agents with power of attorney to facilitate the voting instructions. Such proxies are voted on a best-efforts basis.

AllianzGI US typically votes proxies as part of its discretionary authority to manage Wrap Program accounts, unless a client has indicated to the Sponsor that it has explicitly reserved the authority to vote proxies for itself. AllianzGI US will generally vote all proxies sent to it by the Sponsor on an aggregate basis. When AllianzGI US votes proxies on an aggregate basis, the proxy voting records are generally available only on an aggregate level and are not maintained on an individual account basis.

If a client has decided to participate in a securities lending program, AllianzGI US will defer to the client’s determination and not attempt to recall securities on loan solely for the purpose of voting routine proxies as this could impact the returns received from securities lending and make the client a less desirable lender in the marketplace. If the participating client requests, AllianzGI US will use reasonable efforts to notify the client of proxy measures that AllianzGI US deems material.

The ability to timely identify material events and recommend recall of shares for proxy voting purposes is not within the control of AllianzGI US and requires the cooperation of the client and its other service providers. Efforts to recall loaned securities are not always effective and there can be no guarantee that any such securities can be retrieved in a timely manner for purposes of voting the securities.

APPENDIX D

PROCEDURES FOR SHAREHOLDERS TO SUBMIT NOMINEE CANDIDATES

(As of March 5, 2015)

A shareholder of a Fund must follow the following procedures in order to submit properly a nominee recommendation for the Committee’s consideration.

1.	The shareholder must submit any such recommendation (a “Shareholder Recommendation”) in writing to a Fund, to the attention of the Secretary, at the address of the principal executive offices of the Fund. Once each quarter, if any Shareholder Recommendations have been received by the Secretary during the quarter, the Secretary will inform the Committee of the new Shareholder Recommendations. Because the Fund does not hold annual or other regular meetings of shareholders for the purpose of electing Directors/Trustees, the Committee will accept Shareholder Recommendations on a continuous basis.

2.	All Shareholder Recommendations properly submitted to a Fund will be held by the Secretary until such time as (i) the Committee convenes to consider candidates to fill Board vacancies or newly created Board positions (a “Director/Trustee Consideration Meeting”) or (ii) the Committee instructs the Secretary to discard a Shareholder Recommendation following a Director/Trustee Consideration Meeting or an Interim Evaluation (as defined below).

3.	At a Director/Trustee Consideration Meeting, the Committee will consider each Shareholder Recommendation then held by the Secretary. Following a Director/Trustee Consideration Meeting, the Committee may instruct the Secretary to discard any or all of the Shareholder Recommendations currently held by the Secretary.

4.	A Committee may, in its discretion and at any time, convene to conduct an evaluation of validly submitted Shareholder Recommendations (each such meeting, an “Interim Evaluation”) for the purpose of determining which Shareholder Recommendations will be considered at the next Director/Trustee Consideration Meeting. Following an Interim Evaluation, the Committee may instruct the Secretary to discard any or all of the Shareholder Recommendations currently held by the Secretary.

5.	The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, date of birth, business address, residence address and nationality of the person recommended by the shareholder (the “candidate”); (B) the number of shares of (and class) of the Fund(s) owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), adopted by the Securities and Exchange Commission (or the corresponding provisions of any regulation or rule subsequently adopted by the Securities and Exchange Commission or any successor agency applicable to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with the election of Directors/Trustees or Directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an “interested person” of the Fund (as defined in the Investment Company Act of 1940, as amended) and, if not an “interested person,” information regarding the candidate that will be sufficient for the Fund to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Director/Trustee if elected; (iii) the recommending shareholder’s name as it appears on the Fund’s books; (iv) the number of shares of (and class) of the Fund(s) owned beneficially and of record by the recommending shareholder; and (v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Committee may require the candidate to furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve on the Board or to satisfy applicable law.

D-1

APPENDIX E

PRINCIPAL INVESTMENTS, STRATEGIES AND RISKS OF AFFILIATED UNDERLYING FUNDS

The following is a brief summary of the principal investments and strategies and selected principal risks of certain Affiliated Underlying Funds to which one or more Funds recently had or may in the future have significant exposure. Some of the Affiliated Underlying Funds invest primarily in equity securities while other Affiliated Underlying Funds invest primarily in fixed income securities (including money market instruments). The summaries are based solely on information contained in the prospectuses of each Affiliated Underlying Fund, as filed with the Securities and Exchange Commission, as of a recent date. These summaries are for convenient reference only and are qualified in their entirety by reference to the current prospectuses, private placement memoranda and statements of additional information of each Affiliated Underlying Fund, and the Trust disclaims any obligation to update them in the event the information in the applicable Affiliated Underlying Fund prospectus, private placement memorandum or statement of additional information changes. The Funds may obtain exposure to Affiliated Underlying Funds not included in the below summary. The principal investments and strategies and principal risks of the Affiliated Underlying Funds may change following the date of this Statement of Additional Information, and investors should refer to the prospectuses, private placement memoranda and statements of additional information of the Trust, Allianz Funds, AllianzGI Institutional Multi-Series Trust, PIMCO Funds and PIMCO ETF Trust or such other trust, as applicable, for the most current information regarding the Affiliated Underlying Funds.

Descriptions of certain principal risks associated with the Affiliated Underlying Funds can be found in the “Summary of Principal Risks” section of the Trust’s prospectus. Additional principal risk are as follows:

China-Related Risk

For an Affiliated Underlying Fund that focuses its investments in companies that have exposure to the Chinese economy, events or factors affecting the Chinese economy will have a greater effect on, and may more adversely affect, the Affiliated Underlying Fund than they would with respect to a fund that is more diversified among a number of regions.

The Chinese economy is generally considered an emerging and volatile market. A small number of companies represent a large portion of the China market as a whole, and prices for securities of these companies may be very sensitive to adverse political, economic, or regulatory developments in China and other Asian countries, and may experience significant losses in such conditions. The value of Chinese currencies may also vary significantly relative to the U.S. dollar, affecting the Fund’s investments.

Historically, China’s central government has exercised substantial control over the Chinese economy through administrative regulation, state ownership, the allocation, expropriation or nationalization of resources, by controlling payment of foreign currency-denominated obligations, by setting monetary policy and by providing preferential treatment to particular industries or companies. The emergence of a domestic class is still at an early state, making China’s economic health largely dependent upon exports. China’s growing trade surplus with the U.S. has increased the risk of trade disputes, which could potentially have adverse effects on China’s management strategy of its currency, as well as on some export-dependent sectors.

Despite economic reforms that have resulted in less direct central and local government control over Chinese businesses, actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China. These activities, which may include central planning, partial state ownership of or government actions designed to substantially influence certain Chinese industries, market sectors or particular Chinese companies, may adversely affect the public and private sector companies in which the Fund invests. Government actions may also affect the economic prospects for, and the market prices and liquidity of, the securities of China companies and the payments of dividends and interest by China companies. In addition, currency fluctuations, monetary policies, competition, social instability or political unrest may adversely affect economic growth in China. The Chinese economy and Chinese companies may also be adversely affected by regional security threats, as well as adverse developments in Chinese trade policies, or in trade policies toward China by countries that are trading partners with China.

The greater China region includes mainland China, Hong Kong, Macau and Taiwan, and the Fund’s investments in the region are particularly susceptible to risks in that region. Events in any one country within the region may impact the other countries in the region or the Asia region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified, which could result in greater volatility and losses. Markets in the greater China region can experience significant volatility due to social, regulatory and political uncertainties.

Eco-Sectors Related Risk

For an Affiliated Underlying Fund that focuses its investments in companies that have exposure, directly or indirectly, to one or more of the EcoEnergy, Pollution Control and Clean Water sectors that comprise the Eco-Sectors, events or factors affecting companies in the Eco-Sectors will have a greater effect on, and may more adversely affect, the Affiliated Underlying Fund than they would with respect to a fund that is more diversified among a number of unrelated sectors and industries.

Companies in the Eco-Sectors may be particularly susceptible to such factors as environmental protection regulatory actions, other international political and economic developments, changes in government subsidy levels, environmental conservation practices, changes in taxation and other government regulations, and increased costs associated with compliance with environmental or other regulations. There are substantial differences between the environmental and other regulatory practices and policies in various jurisdictions, and any given regulatory agency may make major shifts in policy from time to time. Other economic and market developments that may significantly affect companies in the Eco-Sectors include, without limitation, inflation, rising interest rates, fluctuations in commodity prices, raw material costs and other operating costs, and competition from new entrants into the Eco-Sectors.

The Eco-Sectors, on the whole, are newly developing and strongly influenced by technological changes. The Eco-Sectors can be significantly affected by the level and volatility of technological change in industries focusing on energy, pollution and environmental control. In particular, technological advances can render an existing product, which may account for a substantial portion of a company’s revenue, obsolete. Product development efforts in the Eco-Sectors may not result in viable commercial products, and companies in the Eco-Sectors typically bear high research and development costs, which can limit their ability to maintain operations during periods of organizational growth or instability. Many companies in the Eco-Sectors are in the early stages of operation and may have limited operating histories and smaller market capitalizations on average than companies in other sectors. As a result of these and other factors, the value of investments in companies in the Eco-Sectors tends to be considerably more volatile than that of companies in more established sectors and industries.

Each of the sectors that comprise the Eco-Sectors is susceptible to particular risks, including those described below. Companies in the EcoEnergy sector may be adversely affected by the increased use of, or decreases in prices for, oil and other fossil fuels. This risk may be particularly acute because oil prices are at historically high levels and may decline substantially and/or abruptly. Changes in energy conservation practices and the demand for renewable energy may also significantly impact the EcoEnergy sector. Companies in the Pollution Control sector are particularly susceptible to changes in regulatory controls on, and international treaties with respect to, the production or containment of pollutants. Changes in market practices and regulatory conditions surrounding recycling and other waste management techniques may significantly affect the demand for products and services of companies in the Pollution Control sector. Scientific developments, such as breakthroughs in the remediation of global warming or changing sentiments about the deleterious effects of pollution, may also affect practices with respect to pollution control, which could in turn impact companies in the Pollution Control sector. Companies in the Clean Water sector are susceptible to changes in investment in water purification technology globally, and a slackening in the pace of new infrastructure projects in developing or developed countries may constrain such companies’ abilities to grow in global markets. Other reductions in demand for clean water, such as significant decreases in world population or increased availability of potable water in arid regions, may reduce demand for products and services provided by companies in the Clean Water sector.

To the extent an Affiliated Underlying Fund focuses its assets in the Eco-Sectors, it invests in companies that may share common characteristics, are often subject to similar business risks and regulatory burdens, and whose securities may react similarly to various events and other factors. To the extent an Affiliated Underlying Fund focuses a significant portion of its assets in any particular industry within the Eco-Sectors, it is further subject to focused investment risk and is more susceptible to events or factors affecting companies in that particular industry.

An Affiliated Underlying Fund may also have focused investment risk to the extent that it invests a substantial portion of its assets in a particular country or geographic region. Prolonged drought, floods, weather, disease and other natural disasters, as well as war and political instability, may significantly reduce the ability of companies in the Eco-Sectors to maintain or expand their operations or their marketing efforts in affected countries or geographic regions.

European Concentration Risk

When an Affiliated Underlying Fund holds or obtains exposure to European securities or indices of securities, it may be affected significantly by economic, regulatory or political developments affecting European issuers. All countries in Europe may be significantly affected by fiscal and monetary controls implemented by the European Economic and Monetary Union. Eastern European markets are relatively undeveloped and may be particularly sensitive to economic and political events affecting those countries.

Far Eastern (excluding Japan) Concentration Risk

An Affiliated Underlying Fund that holds or obtains exposure to Far Eastern (excluding Japanese) securities or indices of securities may be affected significantly by economic, regulatory or political developments affecting Far Eastern issuers. The economies and financial markets of some Far Eastern countries have been erratic in recent years, and several countries’ currencies have fluctuated in value relative to the U.S. dollar. The trading volume on some Far Eastern stock exchanges is much lower than in the United States, making the securities of issuers traded thereon less liquid and more volatile than similar U.S. securities. Politically, several Far Eastern countries are still developing and could de-stabilize. In addition, it is possible that governments in the region could take action adverse to Far Eastern issuers, such as nationalizing industries or restricting the flow of money in and out of their countries.

Japanese Concentration Risk

An Affiliated Underlying Fund that holds or obtains exposure to Japanese securities or indices of securities may be affected significantly by economic, regulatory or political developments affecting Japanese issuers. The Japanese economy, after achieving high growth in the 1980s, faltered dramatically in the 1990s. While Japan’s recent economic performance has shown improvements with positive GDP growth, the Japanese government continues to deal with high tax and unemployment rates, unstable banking and financial service sectors, and low consumer spending. Should any or all of these problems persist or worsen, an Affiliated Underlying Fund invested in such securities could be adversely affected. A small number of industries, including the electronic machinery industry, comprise a large portion of the Japanese market, and therefore weakness in any of these industries could have profound negative impact on the entire market. In addition, Japan has few natural resources; its economy is heavily dependent on foreign trade and so it is vulnerable to trade sanctions or other protectionist measures taken by its trading partners.

Water-Related Risk

An Affiliated Underlying Fund, Global Water Fund, focuses its investments in companies that are substantially engaged in water-related activities. Events or factors affecting the sector consisting of companies engaged in such activities (the “water-related resource sector”) will have a greater effect on, and may more adversely affect, the Underlying Fund than they would with respect to a fund that is more diversified among a number of unrelated sectors and industries.

Companies in the water-related resource sector may be significantly affected by events relating to international political and economic developments, water conservation, the success of exploration projects, commodity prices and tax and other government regulations. There are substantial differences between the water-related, environmental and other regulatory practices and policies in various jurisdictions, and any given regulatory agency may make major shifts in policy from time to time. Other economic and market developments that may significantly affect companies in the water-related resource sector include, without limitation, inflation, rising interest rates, fluctuations in commodity prices, raw material costs and other operating costs, and competition from new entrants into the sector.

Companies in the water-related resource sector are susceptible to changes in investment in water purification technology globally, and a slackening in the pace of new infrastructure projects in developing or developed countries may constrain such companies’ ability to grow in global markets. Other reductions in demand for clean water, such as significant decreases in world population or increased availability of potable water in arid regions, may reduce demand for certain products and services provided by companies in the water-related resource sector.

While the water-related resource sector includes established and mature companies, portions of the sector are newly developing and strongly influenced by technological changes. The sector can be significantly affected by the level and volatility of technological change in industries focusing on the quality or availability of or demand for potable and non-potable water. In particular, technological advances can render an existing product, which may account for a substantial portion of a company’s revenue, obsolete. Product development efforts by companies in the sector that are focused on developing newer technologies may not result in viable commercial products, and such companies in the sector typically bear high research and development costs, which can limit their ability to maintain operations during periods of organizational growth or instability. Many companies in the sector are in the early stages of operation and may have limited operating histories and smaller market capitalizations on average than companies in other sectors. As a result of these and other factors, the value of investments in companies in the water-related resource sector tends to be considerably more volatile than that of companies in more established sectors and industries.

Affiliated Underlying Funds that focus on the water-related resource sector invest in companies that may share common characteristics, are often subject to similar business risks and regulatory burdens, and whose securities may react similarly to various events and other factors. To the extent it focuses a significant portion of its assets in any particular industry within the water-related resource sector, the Underlying Fund is further subject to focused investment risk and is more susceptible to events or factors affecting companies in that particular industry. See “Focused Investment Risk.”

An Affiliated Underlying Fund may also have focused investment risk to the extent that it invests a substantial portion of its assets in a particular country or geographic region. Prolonged drought, floods, weather, disease and other natural disasters, as well as war and political instability, may significantly reduce the ability of companies in the water-related resource sector to maintain or expand their operations or their marketing efforts in affected countries or geographic regions.

To the extent the Underlying Fund invests in companies that derive substantial revenues from activities outside the water-related resource sector, those investments may be significantly affected by developments in other industries in which such companies are active.

AllianzGI Best Styles Emerging Markets Equity Fund		Ticker Symbol:
AEMKX (Inst. Class)

Principal Investments and Strategies

Investment Objective Seeks long-term capital appreciation	Fund Focus Emerging markets equity securities	Approximate Primary Capitalization Range All capitalizations

Fund Category Blend Stocks		Dividend Frequency Annually

The Fund seeks to achieve its investment objective by creating a diversified portfolio of emerging market equity securities. The Fund will normally invest at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities and equity-related instruments, and the Fund will normally invest at least 80% of its net assets (plus borrowings made for investment purposes) in securities of companies that are tied economically to emerging market countries. Equity-related instruments are securities and other instruments, including derivatives such as equity-linked securities, whose investment results are intended to correspond generally to the performance of one or more specified equity securities or of a specified equity index or analogous “basket” of equity securities. The Fund currently defines emerging market countries as countries with securities markets that are, in the opinion of the portfolio managers, less sophisticated than more developed markets in terms of participation by investors, analyst coverage, liquidity and regulation. The Fund’s portfolio managers consider a security to be tied economically to a country with an emerging securities market if it is classified as an emerging market security by MSCI Inc. (“MSCI”), incorporated in an Emerging Market Country (as defined below), traded on an exchange in an Emerging Market Country or if it has exposure to an Emerging Market Country. The Fund will normally invest primarily in companies located in the countries represented in the Fund’s benchmark, the MSCI Emerging Markets Index (“Emerging Market Countries”). The portfolio managers intend to diversify the Fund’s investments across geographic regions across Emerging Market Countries and economic sectors. The Fund may invest in issuers of any size market capitalization, including smaller capitalization companies. The Fund normally invests primarily in common stocks, either directly or indirectly through depositary receipts such as American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs).

The Fund’s investment strategy centers on the portfolio managers’ belief that individual investment styles (as described below) carry long-term “risk premiums” that are largely independent of the current economic or market environment and that can be captured using a disciplined investment approach. “Risk premiums” represent the added value resulting from investments in certain sub-segments of the market that may carry higher risks but have historically led to higher returns on investment.

The investment process begins with a broad investment universe containing at least 1,000 equity securities. Next, individual securities are evaluated based on quantitative “investment style” research and may also be evaluated by the Manager’s fundamental research team. Investment style research categorizes companies through a proprietary quantitative model that scores each company along several investment style categories, described below (Value, Earnings Change, Price Momentum, Growth, and Quality). Fundamental research evaluates each company identified as an investment candidate through the quantitative “investment style” research process using a wide range of company-specific information gathered by in-house analysts and external sources. In selecting individual stocks with attractive fundamental characteristics, the portfolio managers seek to diversify the mix of investment styles represented across the whole portfolio (i.e., by making sure high-scoring issuers from all of the investment styles are among the final holdings). The portfolio managers attempt to control for risk factors (such as over- and under-weights relative to the MSCI Emerging Markets Index and the portfolio’s sensitivity to broader market movements (or “beta”)). The portfolio is managed with reference to the MSCI Emerging Markets Index as to both risk and return and the portfolio managers intend, under normal circumstances, to have at least 150 equity securities in the Fund’s portfolio. The Fund may and intends to have significant holdings in stocks that are not included in the MSCI Emerging Markets Index.

The following investment styles are considered in managing the Fund’s portfolio:

•	The Value investment style selects equity securities that the portfolio managers believe have attractive valuations based on metrics including dividend yield and price-to-earnings, price-to-cash flow and price-to-book ratios, as compared to other equity securities in the investable universe.

•	The Earnings Change investment style is designed to capture shorter-term, trend-following investment opportunities and generally selects equity securities with positive earnings revisions, announcements or surprises.

•	The Price Momentum investment style is also trend-following and generally selects equity securities with positive price momentum and relative strength within the investable universe.

•	The Growth investment style generally selects equity securities with expected and historical earnings growth and dividend growth.

•	The Quality investment style generally emphasizes equity securities with strong profitability and historical earnings stability, and considers additional factors, such as whether a company has improving margins, positive net income, positive operating capital, decreasing long-term debt and high-quality earnings, among others.

The Fund’s research suggests that, while each of the investment styles described above can be individually successful over the long-term and during certain periods, each investment style may also experience “down-swings” (i.e., during certain market, economic, or other conditions an individual investment style may underperform compared to the relevant broad equity market). Building a portfolio with a diversified mix of investment styles is the Fund’s attempt to mitigate what the portfolio managers believe to be the cyclical nature of the individual investment styles. The Fund’s diversified mix of investment styles is expected to remain fairly stable over time.

The portfolio managers expect to rebalance the Fund’s portfolio periodically. The portfolio managers also regularly monitor the risk and return profiles of the portfolio and each investment style, and considers whether to sell a particular security when any factors materially change, or when a more attractive investment candidate is available.

The Fund may participate in initial public offerings (IPOs). The Fund may also invest a portion of its assets in real estate investment trusts (REITs). The Fund may also utilize foreign currency exchange contracts, stock index futures contracts, warrants and other derivative instruments. Although the Fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time.

In response to adverse market, economic, political or other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may be less likely to achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first six risks):

•	Market Risk

•	Issuer Risk

•	Equity Securities Risk

•	Non-U.S. Investment Risk

•	Emerging Markets Risk

•	Smaller Company Risk

•	Credit and Counterparty Risk

•	Currency Risk

•	Derivatives Risk

•	Focused Investment Risk

•	IPO Risk

•	Leveraging Risk

•	Liquidity Risk

•	Management Risk

•	REIT and Real Estate-Related Investment Risk

•	Turnover Risk

AllianzGI Best Styles Global Equity Fund		Ticker Symbol:
ALLHX (Inst. Class)

Principal Investments and Strategies

Investment Objective Seeks long-term capital appreciation	Fund Focus Global Equity Securities	Approximate Primary Capitalization Range All capitalizations

Fund Category Blend Stocks		Dividend Frequency Annually

The Fund seeks to achieve its investment objective by creating a diversified portfolio of global equities. The Fund will normally invest at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities and equity-related instruments. Equity-related instruments are securities and other instruments, including derivatives such as equity-linked securities, whose investment results are intended to correspond generally to the performance of one or more specified equity securities or of a specified equity index or analogous “basket” of equity securities. Under normal market conditions, the Fund will invest at least 40% of its assets in non-U.S. securities, including emerging market securities. Notwithstanding the previous sentence, if the weighting of non-U.S. securities in the MSCI All Country World Index drops below 45%, the Fund may invest in a lower amount in non-U.S. securities, which will normally be such that the minimum level for non-U.S. securities will be 5% below the weighting of non-U.S. securities in the MSCI All Country World Index. As of December 31, 2017, the capitalization weighting of non-U.S. securities in the MSCI All Country World Index was approximately 47.8%. The portfolio managers intend to diversify the Fund’s investments across geographic regions and economic sectors. The Fund may invest in issuers of any size market capitalization, including smaller capitalization companies. The Fund normally invests primarily in common stocks, either directly or indirectly through depositary receipts such as American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs).

The Fund’s investment strategy centers on the portfolio managers’ belief that individual investment styles (as described below) carry long-term “risk premiums” that are largely independent of the current economic or market environment and that can be captured using a disciplined investment approach. “Risk premiums” represent the added value resulting from investments in certain sub-segments of the market that may carry higher risks but have historically led to higher returns on investment.

The investment process begins with a broad investment universe containing at least 4,000 equity securities. Next, individual securities are evaluated based on quantitative “investment style” research and may also be evaluated by the Manager’s fundamental research team. Investment style research categorizes companies through a proprietary quantitative model that scores each company along several investment style categories, described below (Value, Earnings Change, Price Momentum, Growth, and Quality). Fundamental research evaluates each company identified as an investment candidate through the quantitative “investment style” research process using a wide range of company-specific information gathered by in-house analysts and external sources. In selecting individual stocks with attractive fundamental characteristics, the portfolio managers seek to diversify the mix of investment styles represented across the whole portfolio (i.e., by making sure high-scoring issuers from all of the investment styles are among the final holdings). The portfolio managers attempt to control for risk factors (such as over- and under-weights relative to the MSCI All Country World Index as to both risk and return and the portfolio’s sensitivity to broader market movements (or “beta”)). The portfolio is managed with reference to the MSCI All Country World Index and the portfolio managers intend, under normal circumstances, to have at least 300 equity securities in the Fund’s portfolio. The Fund may and intends to have significant holdings in stocks that are not included in the MSCI All Country World Index.

The following investment styles are considered in managing the Fund’s portfolio:

•	The Value investment style selects equity securities that the portfolio managers believe have attractive valuations based on metrics including dividend yield and price-to-earnings, price-to-cash flow and price-to-book ratios, as compared to other equity securities in the investable universe.

•	The Earnings Change investment style is designed to capture shorter-term, trend-following investment opportunities and generally selects equity securities with positive earnings revisions, announcements or surprises.

•	The Price Momentum investment style is also trend-following and generally selects equity securities with positive price momentum and relative strength within the investable universe.

•	The Growth investment style generally selects equity securities with expected and historical earnings growth and dividend growth.

•	The Quality investment style generally emphasizes equity securities with strong profitability and historical earnings stability, and considers additional factors, such as whether a company has improving margins, positive net income, positive operating capital, decreasing long-term debt and high-quality earnings, among others.

The Fund’s research suggests that, while each of the investment styles described above can be individually successful over the long-term and during certain periods, each investment style may also experience “down-swings” (i.e., during certain market, economic, or other conditions an individual investment style may underperform compared to the relevant broad equity market). Building a portfolio with a diversified mix of investment styles is the Fund’s attempt to mitigate what the portfolio managers believe to be the cyclical nature of the individual investment styles. The Fund’s diversified mix of investment styles is expected to remain fairly stable over time.

The portfolio managers expect to rebalance the Fund’s portfolio periodically. The portfolio managers also regularly monitor the risk and return profiles of the portfolio and each investment style, and consider whether to sell a particular security when any factors materially change, or when a more attractive investment candidate is available.

The Fund may participate in initial public offerings (IPOs). The Fund may also invest a portion of its assets in real estate investment trusts (REITs). The Fund may also utilize foreign currency exchange contracts, stock index futures contracts, warrants and other derivative instruments. Although the Fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time.

In response to adverse market, economic, political or other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may be less likely to achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first six risks):

•	Equity Securities Risk

•	Market Risk

•	Issuer Risk

•	Non-U.S. Investment Risk

•	Emerging Markets Risk

•	Smaller Company Risk

•	Credit and Counterparty Risk

•	Currency Risk

•	Derivatives Risk

•	Focused Investment Risk

•	IPO Risk

•	Leveraging Risk

•	Liquidity Risk

•	Management Risk

•	REIT and Real Estate-Related Investment Risk

•	Turnover Risk

AllianzGI Best Styles International Equity Fund		Ticker Symbol:
ASTYX (Inst. Class)

Principal Investments and Strategies

Investment Objective Seeks long-term capital appreciation	Fund Focus Equity securities of non-U.S. companies	Approximate Primary Capitalization Range All capitalizations

Fund Category Blend Stocks		Dividend Frequency Annually

The Fund seeks to achieve its investment objective by creating a diversified portfolio of international equities. The Fund will normally invest at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities and equity-related instruments. Equity-related instruments are securities and other instruments, including derivatives such as equity-linked securities, whose investment results are intended to correspond generally to the performance of one or more specified equity securities or of a specified equity index or analogous “basket” of equity securities. The Fund ordinarily allocates its investments among a number of countries (i.e., at least three), including those in the MSCI EAFE Index, and normally invests at least 80% of its assets in non-U.S. securities. The Fund normally focuses its non-U.S. investments in developed countries but may also invest in emerging markets securities. The portfolio managers intend to diversify the Fund’s investments across geographic regions and economic sectors. The Fund may invest in issuers of any size market capitalization, including smaller capitalization companies. The Fund normally invests primarily in common stocks, either directly or indirectly through depositary receipts such as American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs).

The Fund’s investment strategy centers on the portfolio managers’ belief that individual investment styles (as described below) carry long-term “risk premiums” that are largely independent of the current economic or market environment and that can be captured using a disciplined investment approach. “Risk premiums” represent the added value resulting from investments in certain sub-segments of the market that may carry higher risks but have historically led to higher returns on investment.

The investment process begins with a broad investment universe containing at least 1,500 equity securities. Next, individual securities are evaluated based on quantitative “investment style” research and may also be evaluated by the Manager’s fundamental research team. Investment style research categorizes companies through a proprietary quantitative model that scores each company along several investment style categories, described below (Value, Earnings Change, Price Momentum, Growth, and Quality). Fundamental research evaluates each company identified as an investment candidate through the quantitative “investment style” research process using a wide range of company-specific information gathered by in-house analysts and external sources. In selecting individual stocks with attractive fundamental characteristics, the portfolio managers seek to diversify the mix of investment styles represented across the whole portfolio (i.e., by making sure high-scoring issuers from all of the investment styles are among the final holdings). The portfolio managers attempt to control for risk factors (such as over- and under-weights relative to the MSCI EAFE Index as to both risk and return and the portfolio’s sensitivity to broader market movements (or “beta”)). The portfolio is managed with reference to the MSCI EAFE Index and the portfolio managers intend, under normal circumstances, to have at least 200 equity securities in the Fund’s portfolio. The Fund may and intends to have significant holdings in stocks that are not included in the MSCI EAFE Index.

The following investment styles are considered in managing the Fund’s portfolio:

•	The Value investment style selects equity securities that the portfolio managers believe have attractive valuations based on metrics including dividend yield and price-to-earnings, price-to-cash flow and price-to-book ratios, as compared to other equity securities in the investable universe.

•	The Earnings Change investment style is designed to capture shorter-term, trend-following investment opportunities and generally selects equity securities with positive earnings revisions, announcements or surprises.

•	The Price Momentum investment style is also trend-following and generally selects equity securities with positive price momentum and relative strength within the investable universe.

•	The Growth investment style generally selects equity securities with expected and historical earnings growth and dividend growth.

•	The Quality investment style generally emphasizes equity securities with strong profitability and historical earnings stability, and considers additional factors, such as whether a company has improving margins, positive net income, positive operating capital, decreasing long-term debt and high-quality earnings, among others.

The Fund’s research suggests that, while each of the investment styles described above can be individually successful over the long-term and during certain periods, each investment style may also experience “down-swings” (i.e., during certain market, economic, or other conditions an individual investment style may underperform compared to the relevant broad equity market). Building a portfolio with a diversified mix of investment styles is the Fund’s attempt to mitigate what the portfolio managers believe to be the cyclical nature of the individual investment styles. The Fund’s diversified mix of investment styles is expected to remain fairly stable over time.

The portfolio managers expect to rebalance the Fund’s portfolio periodically. The portfolio managers also regularly monitor the risk and return profiles of the portfolio and each investment style, and consider whether to sell a particular security when any factors materially change, or when a more attractive investment candidate is available.

The Fund may participate in initial public offerings (IPOs). The Fund may also invest a portion of its assets in real estate investment trusts (REITs). The Fund may also utilize foreign currency exchange contracts, stock index futures contracts, warrants and other derivative instruments. Although the Fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time.

In response to adverse market, economic, political or other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may be less likely to achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first five risks):

•	Market Risk

•	Issuer Risk

•	Equity Securities Risk

•	Non-U.S. Investment Risk

•	Emerging Markets Risk

•	Credit and Counterparty Risk

•	Currency Risk

•	Derivatives Risk

•	Focused Investment Risk

•	IPO Risk

•	Leveraging Risk

•	Liquidity Risk

•	Management Risk

•	REIT and Real Estate-Related Investment Risk

•	Smaller Company Risk

•	Turnover Risk

AllianzGI Best Styles U.S. Equity Fund		Ticker Symbol:
ABTLX (Inst. Class)

Principal Investments and Strategies

Investment Objective Seeks long-term capital appreciation	Fund Focus U.S. equity securities	Approximate Primary Capitalization Range All capitalizations

Fund Category Blend Stocks		Dividend Frequency Annually

The Fund seeks to achieve its investment objective by creating a diversified portfolio of U.S. equity securities. The Fund will normally invest at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities and equity-related instruments, and the Fund will normally invest at least 80% of its net assets (plus borrowings made for investment purposes) in securities of U.S. companies. Equity-related instruments are securities and other instruments, including derivatives such as equity-linked securities, whose investment results are intended to correspond generally to the performance of one or more specified equity securities or of a specified equity index or analogous “basket” of equity securities. The Fund currently defines “U.S. companies” as those companies whose securities are traded in U.S. markets and that (i) are organized or headquartered in the United States or (ii) are designated as U.S. companies by commonly recognized market data services. The portfolio managers intend to diversify the Fund’s investments across economic sectors. The Fund may invest in issuers of any size market capitalization, including smaller capitalization companies.

The Fund’s investment strategy centers on the portfolio managers’ belief that individual investment styles (as described below) carry long-term “risk premiums” that are largely independent of the current economic or market environment and that can be captured using a disciplined investment approach. “Risk premiums” represent the added value resulting from investments in certain sub-segments of the market that may carry higher risks but have historically led to higher returns on investment.

The investment process begins with a broad investment universe containing at least 1,000 equity securities. Next, individual securities are evaluated based on quantitative “investment style” research and may also be evaluated by the Manager’s fundamental research team. Investment style research categorizes companies through a proprietary quantitative model that scores each company along several investment style categories, described below (Value, Earnings Change, Price Momentum, Growth, and Quality). Fundamental research evaluates each company identified as an investment candidate through the quantitative “investment style” research process using a wide range of company-specific information gathered by in-house analysts and external sources. In selecting individual stocks with attractive fundamental characteristics, the portfolio managers seek to diversify the mix of investment styles represented across the whole portfolio (i.e., by making sure high-scoring issuers from all of the investment styles are among the final holdings). The portfolio managers attempt to control for risk factors (such as over- and under-weights relative to the S&P 500 Index and the portfolio’s sensitivity to broader market movements (or “beta”)). The portfolio is managed with reference to the S&P 500 Index as to both risk and return and the portfolio managers intend, under normal circumstances, to have at least 150 equity securities in the Fund’s portfolio. The Fund may and intends to have significant holdings in stocks that are not included in the S&P 500 Index.

The following investment styles are considered in managing the Fund’s portfolio:

•	The Value investment style selects equity securities that the portfolio managers believe have attractive valuations based on metrics including dividend yield and price-to-earnings, price-to-cash flow and price-to-book ratios, as compared to other equity securities in the investable universe.

•	The Earnings Change investment style is designed to capture shorter-term, trend-following investment opportunities and generally selects equity securities with positive earnings revisions, announcements or surprises.

•	The Price Momentum investment style is also trend-following and generally selects equity securities with positive price momentum and relative strength within the investable universe.

•	The Growth investment style generally selects equity securities with expected and historical earnings growth and dividend growth.

•	The Quality investment style generally emphasizes equity securities with strong profitability and historical earnings stability, and considers additional factors, such as whether a company has improving margins, positive net income, positive operating capital, decreasing long-term debt and high-quality earnings, among others.

The Fund’s research suggests that, while each of the investment styles described above can be individually successful over the long-term and during certain periods, each investment style may also experience “down-swings” (i.e., during certain market, economic, or other conditions an individual investment style may underperform compared to the relevant broad equity market). Building a portfolio with a diversified mix of investment styles is the Fund’s attempt to mitigate what the portfolio managers believe to be the cyclical nature of the individual investment styles. The Fund’s diversified mix of investment styles is expected to remain fairly stable over time.

The portfolio managers expect to rebalance the Fund’s portfolio periodically. The portfolio managers also regularly monitor the risk and return profiles of the portfolio and each investment style, and consider whether to sell a particular security when any factors materially change, or when a more attractive investment candidate is available.

The Fund may participate in initial public offerings (IPOs). The Fund may also invest a portion of its assets in real estate investment trusts (REITs) and utilize foreign currency exchange contracts, stock index futures contracts, warrants and other derivative instruments. Although the Fund does not expect to invest significantly in derivative instruments during its initial fiscal year, it may do so at any time.

In response to adverse market, economic, political or other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may be less likely to achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first three risks):

•	Market Risk

•	Issuer Risk

•	Equity Securities Risk

•	Credit and Counterparty Risk

•	Derivatives Risk

•	Focused Investment Risk

•	IPO Risk

•	Leveraging Risk

•	Liquidity Risk

•	Management Risk

•	REIT and Real Estate-Related Investment Risk

•	Smaller Company Risk

•	Turnover Risk

AllianzGI Convertible Fund		Ticker Symbol:
ANNPX (Inst. Class)

Principal Investments and Strategies

Investment Objective Seeks maximum total return, consisting of capital appreciation and current income	Fund Focus Convertible securities	Approximate Primary Capitalization Range All capitalizations

Fund Category Convertible Securities		Dividend Frequency Quarterly

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in convertible securities. Convertible securities include, but are not limited to, corporate bonds, debentures, notes or preferred stocks and their hybrids that can be converted into (exchanged for) equity securities or other securities (such as warrants or options) that provide an opportunity for equity participation. For purposes of this policy, the Fund may also gain exposure to convertible securities through derivatives or other “synthetic” means. The Fund may invest in securities of any market capitalization or credit quality, and may from time to time invest a significant amount of its assets in securities of smaller companies. The Fund may also invest up to 20% of its net assets in nonconvertible debt securities rated below investment grade (rated Ba or below by Moody’s, or BB or below by S&P or Fitch, or if unrated, determined by the Manager to be of comparable quality). The Fund may also invest in securities issued by the U.S. government and its agencies and instrumentalities.

The portfolio managers follow a disciplined, fundamental bottom-up research process, which facilitates the early identification of convertible securities issuers demonstrating the ability to improve their fundamental characteristics. The portfolio managers select issuers that exceed minimum fundamental metrics and exhibit the highest visibility of future expected operating performance. The fundamental research process generally includes: a breakdown of a company and its growth by division and region, including revenue model analysis; profit margin analysis; analysis of experience and quality of its management; industry dynamics and competitive analysis; distribution channel and supply chain analysis; and macroeconomic climate analysis. The portfolio managers may consider selling a particular security when the portfolio managers perceive a change in company fundamentals, a decline in relative attractiveness to other issues, and/or a decline in industry fundamentals, or if any of the original reasons for purchase materially changes.

The portfolio managers evaluate each security’s investment characteristics as a fixed income instrument as well as its potential for capital appreciation. Under normal market conditions, the portfolio managers seek to invest in securities that can participate in the upside of the underlying equity and provide downside protection from the bond.

In addition to gaining “synthetic” exposure to convertible securities through derivatives as outlined above, the Fund may utilize foreign currency exchange contracts, options, stock index futures contracts, warrants and other derivative instruments. Although the Fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time. In response to adverse market, economic, political or other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first nine risks):

•	Market Risk

•	Issuer Risk

•	Convertible Securities Risk

•	Interest Rate Risk

•	Credit and Counterparty Risk

•	Call Risk

•	Equity Securities Risk

•	High Yield Risk

•	Liquidity Risk

•	Derivatives Risk

•	Fixed Income Risk

•	Focused Investment Risk

•	Leveraging Risk

•	Management Risk

•	Smaller Company Risk

•	Turnover Risk

AllianzGI Emerging Markets Debt Fund		Ticker Symbol:
AGMIX (Inst. Class)

Principal Investments and Strategies

Investment Objective Seeks long-term capital appreciation and current income	Fund Focus Debt instruments issued by Emerging Market Sovereign, Emerging Market Quasi-Sovereign or Emerging Market Corporate issuers	Credit Quality No Limitation

Fund Category Fixed Income Securities		Dividend Frequency Quarterly

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in debt instruments issued by Emerging Market Sovereign, Emerging Market Quasi-Sovereign and Emerging Market Corporate issuers (each as defined below). The Fund’s investments in derivatives and other synthetic instruments that have economic characteristics similar to these investments will be counted toward satisfaction of the Fund’s 80% investment policy described above. The instruments in which the Fund may invest may be denominated in non-U.S. currencies or the U.S. dollar. The Fund’s average portfolio duration varies based on, among other things, the Manager’s forecast for interest rates. The Manager currently expects that the Fund’s average portfolio duration typically will vary from 2 to 12 years, but reserves the flexibility to deviate from this range and, at times, the Fund may have a negative average portfolio duration. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. Negative duration occurs when bond prices move in the same direction as interest rates which would only be accomplished through the use of derivatives. The longer a security’s duration, the more sensitive it will be to changes in interest rates. The Fund may invest in securities of any credit quality, and the Fund’s average credit quality can vary as the portfolio managers deem appropriate.

“Emerging Market Sovereigns,” as used in the description above, refers to governments of emerging market countries. “Emerging Market Quasi-Sovereigns” refers to governmental entities, agencies and other issuers that are more than 50% owned, directly or indirectly, by an Emerging Market Sovereign, or whose obligations are guaranteed by an Emerging Market Sovereign. An “Emerging Market Corporate” issuer refers to any issuer other than an Emerging Market Sovereign or an Emerging Market Quasi-Sovereign that is located in an emerging market country. Emerging market countries are generally located in Asia, Africa, the Middle East, Latin America and Eastern Europe. Countries with emerging market economies are those with securities markets that are, in the opinion of the Manager, less sophisticated than more developed markets in terms of participation by investors, analyst coverage, liquidity and regulation. Such countries typically have economies undergoing rapid growth driven by industrialization, rising exports, and increased business activity. Emerging market securities may include those listed in standard indices (e.g., in the JP Morgan family of emerging market debt indices) as well as securities not represented in these indices, if they are domiciled or issued in emerging markets, or if they generate a majority of their revenue or earnings in these markets.

The portfolio managers use a multi-step process in selecting securities to buy and sell that combines top-down and bottom-up analysis. In the top-down element of the process, the portfolio managers seek opportunities in selected emerging markets by identifying markets that they believe may benefit from broader macroeconomic, industry or capital market developments. Examples would include analysis of significant positive changes, such as political and economic trends and reforms, central bank policy adjustments, economic productivity, policy consistency, legislative initiatives, foreign currency reserves, interest-rate cycles, industrial production, commodities and manufacturing dependence, public-sector borrowing, expected bond issues, foreign exchange vulnerability and foreign ownership of an issuer’s bonds. The portfolio managers also employ a bottom-up fundamental analysis of each country in its emerging markets universe. In selecting securities for investment, the portfolio managers may also seek to maximize returns by locating inefficiencies and mispriced investments along Emerging Markets countries’ sovereign, quasi-sovereign, local rates, foreign exchange rate and corporate curves. The portfolio managers then assess valuation across each country’s risk spectrum in order to determine the best risk/reward return opportunities available within each country. The assets under evaluation include but are not limited to hard currency Emerging Market Sovereigns and Emerging Market Quasi-Sovereigns, hard currency Emerging Market Corporates and local currency bonds. The bottom-up approach may vary for each sub-asset class. This analysis may focus upon an individual issuer, its fundamental condition and the current market value of its debt instruments. As an example, in this step of the investment process, when evaluating corporate securities, the portfolio managers may focus on business analysis (analysis of a company and consideration of its corporate culture, management’s track record and industry position), financial analysis (analysis of profitability and free cash flow and the quality of accounting practices and related disclosures), “covenants” (protection provided to the debt owner) and an issuer’s capital structure (analysis of the total composition of an issuer’s obligations and the protections provided to debt holders by an issuer’s different instruments). The portfolio managers then make a determination as to how aggressively or defensively to position the Fund’s overall portfolio. This involves determining a balance between strategic long positions in higher-risk assets versus more defensive positioning in lower-risk assets. The portfolio managers seek to build a final portfolio of securities that reflects their assessment of relative value. As part of the Fund’s investment process, the portfolio managers also employ a risk management strategy that considers markets, duration, credit risk and liquidity risk.

The Fund may invest in debt instruments of all types and denominated in any currency (including, without limitation, U.S. Dollars, Euros, Swiss Francs, Japanese Yen, British Pound Sterling and other major currencies, as well as local currencies of emerging market countries) whether subordinated or unsubordinated, secured or unsecured, quoted or unquoted, rated or unrated, or floating or fixed rate. These may include, without limitation, bonds, debentures, notes, convertible securities, commercial paper, loans, participations, certificates of deposit, asset-backed securities and mortgage-backed securities. The Fund may also invest a portion of its assets in money market instruments, including money market funds denominated in U.S. dollars or other currencies, as well as other investment companies, if the investment companies invest principally in the types of investments in which the Fund may invest directly. Shorting of individual bonds may also be part of the investment strategy. The Fund may enter into short sales of bonds for a range of purposes, including: (i) to offset potential declines in long positions in similar securities; (ii) to increase the flexibility of the Fund; (iii) for investment return; (iv) as part of a risk arbitrage strategy; and (v) as part of its overall portfolio management strategies involving the use of derivative instruments.

The Fund may utilize various derivative instruments and related strategies, including to gain exposure to one or more of the issuers referred to above or other assets. The Fund may utilize derivatives of all types and may invest in, without limitation, call and put options, forward contracts and swap agreements (including as the buyer or seller of credit default swaps), credit-linked notes and other related instruments with respect to individual currencies, bonds, and securities of any kind, indices and baskets of securities, interest rates and currencies as part of its principal investment strategies. The Fund may use derivatives for hedging or efficient portfolio management purposes, but also may use them to increase the Fund’s investment exposure beyond that which it could achieve by investing directly in more conventional securities. The Fund may invest in currency-related transactions, such as forward transactions (including deliverable and non-deliverable forwards), currency futures transactions and currency options transactions, and may also invest directly in foreign currencies, in each case for hedging or other investment purposes.

In response to adverse market, economic, political or other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in cash or cash equivalents. The Fund may be less likely to achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first seven risks):

• Emerging Markets Risk • Non-U.S. Investment Risk • Fixed Income Risk • Market Risk • Issuer Risk • Interest Rate Risk • Derivatives Risk • Confidential Information Access Risk	• Credit and Counterparty Risk • Currency Risk • Focused Investment Risk • High Yield Risk • Leveraging Risk • Liquidity Risk • Management Risk	• Mortgage-Related and Other Asset-Backed Risk • Short Selling Risk • Turnover Risk • Underlying Fund Risks • Variable Distribution Risk

AllianzGI Emerging Markets Small-Cap Fund		Ticker Symbol:
ALAIX (Inst. Class)

Principal Investments and Strategies

Investment Objective Seeks long-term capital appreciation	Fund Focus Emerging markets small-cap securities	Approximate Primary Capitalization Range Comparable to those of companies included in the MSCI Emerging Markets Small Cap Index

Fund Category International Stocks		Dividend Frequency Annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in securities and instruments that are tied economically to emerging markets countries and by investing at least 80% of its net assets (plus borrowings made for investment purposes) in companies with market capitalizations comparable to those of companies included in the MSCI Emerging Markets Small Cap Index (between $72.9 million and $5.2 billion as of December 31, 2017). The Fund currently defines emerging markets countries as countries with securities markets that are, in the opinion of the portfolio managers, less sophisticated than more developed markets in terms of participation by investors, analyst coverage, liquidity and regulation. The Fund’s portfolio managers consider a security to be tied economically to a country with an emerging securities market if it is classified as an emerging market security by MSCI Inc. (“MSCI”), incorporated in an Emerging Market Country (as defined below), traded on an exchange in an Emerging Market Country or if it has exposure to an Emerging Market Country. The Fund will normally invest primarily in companies located in the countries represented in the Fund’s benchmark, which, as of the date of this Prospectus, is currently the MSCI Emerging Markets Small Cap Index (“Emerging Market Countries”). The Fund normally invests primarily in common stocks, either directly or indirectly through American Depositary Receipts (ADRs) and other depositary receipts. The Fund may also use participatory notes (“P-Notes”) to gain exposure to issuers in certain countries and may invest in exchange-traded funds (ETFs) to gain exposure to various markets and for other investment purposes.

The portfolio managers seek to invest in emerging markets small-cap equities which they believe are benefiting from change not yet fully reflected in the market. The portfolio managers believe that behavioral biases of investors contribute to market inefficiencies, which can be exploited. The portfolio managers begin with a selection universe of approximately 4,000 emerging markets small-cap securities. Their investment process uses a proprietary “alpha” model which blends behavioral and intrinsic-valuation factors in assessing individual securities’ prospects of outperforming the broader market. This multi-factor approach is integrated with a sophisticated risk model to form the basis of portfolio construction, with constraints at the individual security, industry and country levels to manage exposures relative to the benchmark. Additionally, all investment recommendations are thoroughly vetted on a bottom-up basis to confirm the investment thesis and suitability before a purchase or sale. The portfolio managers consider whether to sell a particular security based on factors such as its attractiveness in the team’s alpha model, an increase in stock-specific risk metrics, or because they consider the stock to be overly correlated with other stocks in the portfolio. The integrated relationship between research and portfolio management combines the latest research from the academic and investment management communities with real-world portfolio management experience to attempt to maximize excess return opportunities within a framework that seeks to control risk. The investment approach is primarily quantitative in nature, and the majority of research is conducted to improve the alpha model, risk model and portfolio construction process.

In addition to common stocks, the Fund may invest in other equity securities (such as preferred stocks, convertible securities and warrants) and equity-related instruments. Equity-related instruments are securities and other instruments, including derivatives such as equity-linked securities, whose investment results are intended to correspond generally to the performance of one or more specified equity securities or of a specified equity index or analogous “basket” of equity securities. The Fund also may invest a portion of its assets in real estate investment trusts (REITs) and in securities issued in initial public offerings (IPOs). The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. Although the Fund does not expect to invest significantly in derivative instruments during its initial fiscal year, it may do so at any time.

In response to adverse market, economic, political and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may be less likely to achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first six risks):

•	Market Risk

•	Issuer Risk

•	Equity Securities Risk

•	Non-U.S. Investment Risk

•	Emerging Markets Risk

•	Smaller Company Risk

•	Credit and Counterparty Risk

•	Currency Risk

•	Derivatives Risk

•	Focused Investment Risk

•	IPO Risk

•	Leveraging Risk

•	Liquidity Risk

•	Management Risk

•	REIT and Real Estate-Related Investment Risk

•	Turnover Risk

AllianzGI Europe Equity Dividend Fund		Ticker Symbol:
EEDIX (Inst. Class)

Principal Investments and Strategies

Investment Objective Long-term capital appreciation	Fund Focus Income-producing common stocks of European companies	Approximate Primary Capitalization Range All capitalizations

Fund Category European stocks		Dividend Frequency Quarterly

The Fund seeks to achieve its investment objective by creating a diversified portfolio of equity securities issued by European companies that are expected to pay above-average dividends and that the portfolio managers consider to have high-quality business fundamentals or sustainable business models. The Fund will normally invest at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities and equity-related instruments. The Fund will also normally invest at least 80% of its net assets (plus borrowings made for investment purposes) in securities of European issuers or in cash equivalents or fixed income securities denominated in euros or other European currencies. The Fund currently considers European countries to include the European Union member states, the United Kingdom, Norway, Iceland, Russia, Switzerland and Turkey. Equity-related instruments are securities and other instruments, including derivatives such as equity-linked securities, whose investment results are intended to correspond generally to the performance of one or more specified equity securities or of a specified equity index or analogous “basket” of equity securities. The Fund’s portfolio will normally consist of 30-60 securities. The portfolio managers assess the currency exposure of the Funds’ holdings and may seek to mitigate some or all of the associated risks by hedging the Fund’s non-U.S. dollar exposure relative to the U.S. dollar through the use of forward currency contracts and other derivatives.

The Fund may invest in emerging markets and in non-European markets. The Fund may participate in initial public offerings (“IPOs”). The Fund may invest in issuers of any size market capitalization, including smaller capitalization companies, and is not subject to any asset allocation guidelines based on country or sector.

The investment selection process focuses on European companies that the portfolio managers expect to pay dividends above the market average, and that the portfolio managers believe have business models and cash flow generation to support sustained dividend payments. The portfolio managers will typically incorporate both macroeconomic and issuer-specific analysis into their investment process. The portfolio managers will analyze target companies’ dividend payout policies, their dividend payment histories, their current balance sheet positions and their potential for generating sufficient cash flow to sustain dividend payments in the future. For each potential investment target, the portfolio managers will typically perform detailed bottom-up cash flow analysis, which may include consideration of competitive position, bargaining power with customers, sales and distribution prospects, operating expenses, working capital and capital expenditure needs and interest and tax expenses. Under normal circumstances, every stock in the portfolio is expected to be a dividend-paying stock. The portfolio managers will consider reducing or eliminating positions in stocks that cease to satisfy the managers’ yield and/or other criteria. For regulatory reasons, the Fund cannot hold securities issued by Allianz SE, which may affect the Fund’s performance relative to its benchmark.

In selecting investments, the portfolio managers may utilize company-specific and macroeconomic insights from the global research network of analysts of the broader Allianz Global Investors organization and may meet with key executives of selected issuers. In addition to traditional research activities, the portfolio managers will use GrassrootsSM Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a “second look” at potential investments and checks marketplace assumptions about market demand for particular products and services.

In addition to equity securities (such as preferred stocks, convertible securities and warrants), the Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. The Fund may achieve its exposure to European securities either directly, or through equity-linked instruments, or through depository receipts such as Global Depositary Receipts (GDRs), European Depositary Receipts (EDRs) or Fiduciary Depositary Receipts (FDRs). Although the Fund does not intend to invest significantly in derivative instruments, it may do so at any time. In response to adverse market, economic, political or other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first six risks):

•	Market Risk

•	Issuer Risk

•	Equity Securities Risk

•	Focused Investment Risk

•	Non-U.S. Investment Risk

•	Smaller Company Risk

•	Credit and Counterparty Risk

•	Currency Risk

•	Derivatives Risk

•	Emerging Markets Risk

•	IPO Risk

•	Leveraging Risk

•	Liquidity Risk

•	Management Risk

•	Turnover Risk

AllianzGI Global Dynamic Allocation Fund		Ticker Symbol:
AGAIX (Inst. Class)

Principal Investments and Strategies

Investment Objective Seeks long-term capital appreciation		Dividend Frequency At least Annually

Allocation Strategy Equity Exposure Fixed Income Exposure	Baseline 60% 40%	Normal Range 20% to 80% 20% to 80%

The Fund seeks to achieve its investment objective through a combination of active allocation between asset classes and actively managed strategies within those asset classes. The Fund allocates its investments among asset classes in response to changing market, economic, and political factors and events that the portfolio managers believe may affect the value of the Fund’s investments. In making investment decisions for the Fund, the portfolio managers seek to identify trends and turning points in the global markets. To gain exposure to the various asset classes, the Fund incorporates actively managed strategies and/or passive instruments. The Fund seeks to achieve its investment objective through active allocation among global equity, fixed income and a range of other asset classes, which the portfolio managers designate as “opportunistic,” together with actively managed strategies within those asset classes. The Fund may also invest in affiliated and unaffiliated mutual funds, exchange-traded funds (“ETFs”) and exchange-traded notes, other pooled vehicles and derivative instruments such as futures, among others, as further described below. The Fund also seeks to mitigate risk in extremely negative market environments, by decreasing exposure to asset classes, such as equities, experiencing strong downward trends.

The Fund invests directly and indirectly in globally diverse equity securities, including emerging market equities, and in U.S. dollar-denominated fixed income securities. The Fund’s baseline long-term allocation consists of 60% to global equity exposure (the “Equity Component”) and 40% to fixed income exposure (the “Fixed Income Component”), which is also the allocation of the blended benchmark index against which the Fund is managed. The portfolio managers will typically over- or under-weight the Fund against this baseline long-term allocation, depending upon the portfolio managers’ view of the relative attractiveness of the investment opportunities available, which will change over time. The Fund may also use an “Opportunistic Component” whereby it invests up to 20% of its assets in any combination of the following asset classes: emerging market debt, international debt, intermediate and long-term high yield debt (commonly known as “junk bonds”), commodities, and U.S. and international small capitalization stocks. The Fund generally expects to gain a significant portion of its exposure to “opportunistic” asset classes indirectly through investments in exchange-traded funds (ETFs), exchange-traded notes , other investment companies and pooled vehicles, and derivative instruments, although such exposure also may be gained directly. Combined exposure to the Equity Component and the Opportunistic Component, including notional exposure, is normally limited to 90% of the Fund’s net assets at the time of investment.

Only securities, instruments or actively managed strategies whose primary purpose is to gain exposure to one or more of the opportunistic asset classes count toward the Opportunistic Component’s 20% limit. Thus, exposure to “opportunistic” asset classes resulting from investments in diversified underlying strategies are not included in the calculation of the Opportunistic Component of the Fund. For example, if a mutual fund in which the Fund invests employs a diversified bond strategy that has a risk and volatility profile that the portfolio managers believe to be similar to (or less than) that of the Bloomberg Barclays U.S. Aggregate Bond index, any allocations within that Underlying Fund to “opportunistic” asset classes, such as high yield or emerging market debt, would also not count toward the Opportunistic Component’s 20% limit; however, direct allocations by the Fund to high yield or emerging market debt would be counted within the Fund’s Opportunistic Component. Additionally, exposure to “opportunistic” asset classes resulting from investments held in Best Styles Global Equity, Best Styles Global Managed Volatility and Advanced Core Bond strategies described below does not count against the 20% limit.

The portfolio managers analyze market cycles, economic cycles and valuations, of each asset class and their components and may adjust the Fund’s exposures to individual holdings and asset classes. In determining whether and how to allocate Fund assets, the portfolio managers regularly assess the Fund’s overall allocations to each strategy and consider the merits of increasing or decreasing the relative balance among asset classes in the portfolio, and may adjust the Fund’s allocations to the various asset classes through the use of derivatives and other instruments and investment techniques.

The portfolio managers also employ a risk management strategy, which may cause an adjustment to the Fund’s asset allocation in an effort to mitigate certain downside risks. Depending on market conditions, the Equity Component may range between approximately 20% and 80% of the Fund’s assets and the Fixed Income Component may range between approximately 20% and 80% of the Fund’s assets. Apart from this strategic asset allocation, the Fund may use its Opportunistic Component. As a result of its derivative positions, the Fund may have gross investment exposures in excess of 100% of its net assets (i.e., the Fund may be leveraged) and therefore subject to heightened risk of loss. The Fund’s performance can depend substantially on the performance of assets or indices underlying its derivatives even though it does not directly or indirectly own those underlying assets or indices.

The portfolio managers adjust the Fund’s exposure to the Equity Component, the Fixed Income Component, and the Opportunistic Component in response to momentum and momentum reversion signals in an effort to mitigate downside risk in times of severe market stress, and to increase the return potential in favorable markets. While the portfolio managers attempt to mitigate the downside risk to stabilize performance, there can be no assurance that the Fund will be successful in doing so. Momentum is the tendency of investments to exhibit persistence in their performance. Momentum reversion is the tendency that a performance trend will ultimately change and move in an opposite direction. The portfolio managers believe negative momentum suggests future periods of negative investment returns and increased volatility. When the portfolio managers recognize negative momentum for an asset class, the Fund may reduce its exposure to that asset class.

The portfolio managers believe positive momentum suggests future periods of positive investment returns and typical levels of market volatility. When the momentum signals for an asset class indicate positive momentum, the portfolio managers may increase the Fund’s exposure to that asset class. In addition to the momentum and momentum reversion signals, the portfolio managers also apply fundamental analysis to locate opportunities to seek to improve the Fund’s return. Fundamental analysis may contribute to an adjustment of the Fund’s exposure to the asset classes that exhibit the strongest return prospects. The fundamental analysis attempts to locate opportunities not identified from momentum-related signals.

Within the “Equity” and “Fixed Income” component limits described above, the Fund intends to make extensive use of three security selection strategies, namely, Best Styles Global Equity, Best Styles Global Managed Volatility and Advanced Core Bond. Each of these strategies is managed by a dedicated team of portfolio managers in a separate sleeve of the Fund. These portfolio managers are not responsible for changing the asset allocation of the Fund’s portfolio. A description of the investment process used for each of these strategies is set forth below.

•	Best Styles Global Equity. This strategy focuses on investments in globally diverse equity securities, including emerging market equities. The Best Styles Global Equity investment strategy centers on the portfolio managers’ belief that individual investment styles (Value, Earnings Change, Price Momentum, Growth, and Quality) carry long-term “risk premiums” that are largely independent of the current economic or market environment and that can be captured using a disciplined investment approach. “Risk premiums” represent the added value resulting from investments in certain sub-segments of the market that may carry higher risks but have historically led to higher returns on investment.

•	Best Styles Global Managed Volatility. The investment process for the Best Styles Global Managed Volatility strategy mirrors the approach used for the Best Styles Global Equity strategy described above, except that the portfolio managers also seek to control for risks associated with volatility and accordingly conduct the security-selection process used for this sleeve with reference to the MSCI ACWI Minimum Volatility Index, which is designed to reflect the performance characteristics of a minimum variance strategy applied to the MSCI ACWI equity universe.

•	Advanced Core Bond. This strategy focuses on investments in U.S. dollar-denominated fixed income securities. The Advanced Core Bond strategy incorporates Allianz Global Investors’ “advanced fixed income” strategy, under which the portfolio managers utilize a flexible and active diversification process across a wide range of fixed income asset classes to seek systematic identification of what they believe are fundamental debt market inefficiencies.

The Fund may invest in any type of equity or fixed income security, including common and preferred stocks, mutual funds, ETFs, warrants and convertible securities, mortgage-backed securities, asset-backed securities and government and corporate bonds. The Fund may invest in securities of companies of any capitalization, including smaller capitalization companies. The Fund also may make investments intended to provide exposure to one or more commodities or securities indices, currencies, and real estate-related securities. The Fund is expected to be highly diversified across industries, sectors, and countries. The Fund may liquidate a holding if it locates another instrument that offers a more attractive exposure to an asset class or when there is a change in the Fund’s target asset allocation, or if the instrument is otherwise deemed inappropriate.

In implementing these investment strategies, the Fund may make substantial use of over-the-counter (OTC) or exchange-traded derivatives, including futures contracts, interest rate swaps, total return swaps, credit default swaps, options (puts and calls) purchased or sold by the Fund, currency forwards, and structured notes. The Fund may use derivatives for a variety of purposes, including: as a hedge against adverse changes in the market price of securities, interest rates, or currency exchange rates; as a substitute for purchasing or selling securities; to increase the Fund’s return as a non-hedging strategy that may be considered speculative; and to manage portfolio characteristics. The Fund may maintain a significant percentage of its assets in cash and cash equivalents which will serve as margin or collateral for the Fund’s obligations under derivative transactions. Separately, the Fund will use a combination of interest rate swaps, interest rate futures, Treasury futures and total return swaps (“Interest Rate Derivatives”). The portfolio managers expect these instruments to provide additional diversification and balance the sources of risk in the Fund. Under certain market conditions, however, the investment performance of the Fund may be less favorable than it would be if the Fund did not use Interest Rate Derivatives.

In response to adverse market, economic, political or other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are (in alphabetical order after the first five risks):

•	Allocation Risk

•	Market Risk

•	Issuer Risk

•	Equity Securities Risk

•	Management Risk

•	Credit and Counterparty Risk

•	Currency Risk

•	Derivatives Risk

•	Emerging Markets Risk

•	Fixed Income Risk

•	Focused Investment Risk

•	High Yield Risk

•	Index Risk

•	Interest Rate Risk

•	IPO Risk

•	Leveraging Risk

•	Liquidity Risk

•	Mortgage-Related and Other Asset-Backed Risk

•	Non-U.S. Investment Risk

•	REIT and Real Estate-Related Investment Risk

•	Smaller Company Risk

•	Tax Risk

•	Turnover Risk

•	Underlying Fund Risk

•	Variable Distribution Risk

AllianzGI Global High Yield Fund

Principal Investments and Strategies

Investment Objective Seeks total return with a controlled level of portfolio risk	Fund Focus Higher yielding fixed income securities	Credit Quality Minimum 80% of assets rated Ba/BB or below

Fund Category Fixed Income Securities		Dividend Frequency Quarterly

The Fund seeks to achieve its investment objective by investing primarily in actively traded global fixed income securities, including fixed and floating rate corporate, government and government agency debt securities. The Fund normally invests at least 80% of its net assets (plus borrowings made for investment purposes) in high yield securities (sometimes referred to “junk” securities), which are fixed income securities rated below investment grade or unrated and determined by the Manager to be of similar quality, and in derivatives and other synthetic instruments that have economic characteristics similar to such securities. Under normal circumstances, the Fund primarily invests in securities that, at the time of purchase, are rated better than D by S&P or C by Moody’s or DDD by Fitch (or of similar quality, as determined by the Manager, if unrated). The Fund may invest without limit in securities denominated in foreign currencies, but expects to invest primarily in securities denominated in U.S. dollars, Canadian dollars, British pounds sterling and Euros. Foreign currency exposures realized through non-U.S. dollar denominated securities are typically hedged back to U.S. dollars through currency forwards and other instruments.

In pursuing total return (which is made up of income and capital appreciation), the portfolio managers manage the Fund with reference to its performance benchmark, the ICE BofAML Global High Yield Constrained Index (USD) (the “Global High Yield Index”), but seek to maintain a lower level of overall portfolio risk than the global high yield market (as represented by the Global High Yield Index). The overall portfolio risk for the Fund is managed through one or more standard industry measurements. The portfolio managers’ investment process includes a combination of macroeconomic analysis that seeks to identify attractive geographies and sectors and fundamental analysis that seeks to identify attractive individual securities. The Fund seeks to offer investors greater diversification than U.S. high yield portfolios by investing in high yield securities of issuers in a range of different geographies. In general, the Fund also seeks to invest in securities of issuers in a range of different industries. The Fund is “non-diversified” with respect to individual issuers, which means that it may invest a significant portion of its assets in a relatively small number of issuers, potentially increasing risk. In addition to corporate, government and government agency debt securities, the Fund’s investment universe may include “Yankee Dollar” obligations (U.S. dollar-denominated obligations issued in U.S. capital markets by non-issuers), interests in bank loans, sovereign, preferred securities, sub-sovereign and supranational debt instruments and covered bonds. The types of bonds, loans and related instruments that the Fund may invest in may include bridge loans and other assets acquired through private transactions or the primary market. Such investments may involve increased liquidity risk.

The portfolio managers’ investment process begins with macro-level relative value analysis, which seeks to identify attractive markets through analysis of global growth, inflation and interest rate outlooks, as well as proprietary and other indicators. The portfolio managers then focus on portfolio construction, normally giving the greatest weight to fundamentally strong issuers exhibiting healthy business dynamics, followed by growth- oriented issuers exhibiting improving dynamics and deep value issuers. The portfolio managers next select individual securities. This portion of the process entails detailed issuer-specific relative value analysis, including, but not limited to, sector analysis, qualitative company analysis, financial analysis, quantitative filters, and structural assessment (involving evaluation of capital structure, financial covenants and jurisdictional implications). Finally, the portfolio managers implement their security selections, monitoring portfolio exposures in real time, managing position sizes and monitoring portfolio risks through analysis of probability-adjusted returns and other means. The portfolio managers consider selling a security once it no longer satisfies key relative value or other investment criteria.

The Fund will invest, under normal market conditions, in securities of issuers located in at least three different countries, and will invest at least 40% of its assets outside the U.S. Under market conditions that are unfavorable to non-U.S. investments on a relative value basis, the Fund will generally maintain lower exposure to non-U.S. issuers. The Fund is not subject to any additional geographical restrictions. The Fund may invest in emerging market securities. The Fund may have unhedged exposure to non-U.S. dollar currencies, but typically seeks to hedge most or all of its exposure to non-U.S. dollar currencies. The Fund may utilize derivatives to achieve its investment objective, including bond futures and options, interest rate swaps, credit default swaps and credit default swap indices, currency forwards, foreign currency exchange contracts, options, stock index futures contracts, warrants and other derivative instruments. Derivatives transactions may have the effect of either magnifying or limiting the Fund’s gains and losses. In making investments, the Fund’s portfolio managers are not subject to any restriction with respect to duration, but will seek to manage the Fund’s portfolio such that its duration profile is similar to that of the Global High Yield Index.

In response to adverse market, economic, political or other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may be less likely to achieve its investment objective when it does so.

Principal Risks

•	Market Risk

•	Fixed Income Risk

•	High Yield Risk

•	Interest Rate Risk Derivatives Risk

•	Non-U.S. Investment Risk

•	Call Risk

•	Confidential Information Access Risk

•	Credit and Counterparty Risk

•	Currency Risk

•	Emerging Markets Risk

•	Focused Investment Risk

•	Issuer Risk

•	Liquidity Risk

•	Management Risk

•	Mortgage-Related and Other Asset-Backed Risk

•	Turnover Risk

AllianzGI High Yield Bond Fund		Ticker Symbol:
AYBIX (Inst. Class)

Principal Investments and Strategies

Investment Objective Seeks a high level of current income and capital growth	Fund Focus Higher yielding fixed income securities	Approximate Primary Capitalization Range Minimum 80% of assets below rated Ba/BB or below

Fund Category Fixed Income Securities		Dividend Frequency Monthly

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in high yield securities (“junk bonds”), which are fixed income securities rated below investment grade (rated Ba or below by Moody’s, or BB or below by S&P or Fitch, or if unrated, determined by the Manager to be of comparable quality). The Fund’s fixed income securities may be fixed-, variable- or floating-rate. The Fund invests across the entire range of maturities of high yield securities.

The portfolio managers follow a disciplined, fundamental bottom-up research process, which facilitates the early identification of high yield issuers demonstrating an ability to improve their fundamental characteristics. The portfolio managers select issuers that exceed minimum credit statistics and that they believe exhibit high visibility of future expected operating performance. The portfolio managers look for the following in high yield investment candidates: ability to exceed market expectations of operating earnings; the potential for bond rating upgrades; debt reduction capabilities; the ability to secure other sources of capital; and the potential to be recognized as an acquisition candidate. The fundamental research process generally includes: breakdown of a company and its growth by division and region, including revenue model analysis; profit margin analysis; experience and quality of its management; industry dynamics and competitive analysis; distribution channel and supply chain analysis; and macroeconomic climate. The portfolio managers may consider selling a particular security when the portfolio managers perceive a change in credit fundamentals, a decline in relative attractiveness to other issues, and/or a decline in industry fundamentals, or if any of the original reasons for purchase materially changes.

The Fund may invest in the securities of issuers of any market capitalization, including smaller capitalization companies. The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts, warrants and other derivative instruments. Although the Fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time. In response to adverse market, economic, political or other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first six risks):

•	Market Risk

•	Issuer Risk

•	Interest Rate Risk

•	High Yield Risk

•	Credit and Counterparty Risk

•	Liquidity Risk

•	Derivatives Risk

•	Fixed Income Risk

•	Focused Investment Risk

•	Leveraging Risk

•	Management Risk

•	Smaller Company Risk

•	Turnover Risk

AllianzGI International Growth Fund		Ticker Symbol:
ALOIX (Inst. Class)

Principal Investments and Strategies

Investment Objective Long-term capital appreciation	Fund Focus Non-U.S. companies with the potential for long-term growth	Approximate Primary Capitalization Range All capitalizations

Fund Category International Stocks		Dividend Frequency Annually

The Fund seeks to achieve its investment objective by creating a diversified portfolio of non-U.S. stocks exhibiting long-term growth and quality characteristics. The Fund will normally invest primarily in non-U.S. securities, including emerging market securities, and is not limited in the percentage of its assets that it may invest in any one country, region or geographic area. The Fund may invest in issuers of any size market capitalization, including smaller capitalization companies. The Fund may invest in initial public offerings (IPOs).

The portfolio managers will follow a disciplined, bottom-up approach to stock selection that is based on fundamental, company-specific analysis. The Fund will target investments in companies primarily based on analysis of three criteria: structural growth, quality and valuation.

•	Structural Growth. In identifying issuers likely to benefit from structural growth, the portfolio managers will seek out issuers with superior business models, best-in-class technology and exposure to secular market growth drivers in order to compound issuers’ earnings and cash flows over the long term.

•	Quality. In evaluating the quality of potential investment targets, the portfolio managers will consider issuers’ balance sheet strength, long-term competitive position and the presence of barriers to entry to defend pricing power over the long term. Management quality with regards to implementation of operational excellence and with regards to making superior capital allocation decisions is also taken into consideration.

•	Valuation. The portfolio managers will make investments in companies whose potential value they believe is not yet reflected in market valuations, and whose ability to satisfy the Funds’ key investment criteria is likely to be sustainable in the long-term.

The investment decisions of the portfolio managers are not normally guided by sector or geography, or by weightings of the Fund’s performance benchmark or any other index.

In selecting investments, the portfolio managers will utilize company-specific and macroeconomic insights from the global research network of analysts of the broader Allianz Global Investors organization and will meet in person with key executives of selected issuers. In addition to traditional research activities, the portfolio managers will use GrassrootsSM Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a “second look” at potential investments and checks marketplace assumptions about market demand for particular products and services.

In addition to equity securities (such as preferred stocks, convertible securities and warrants), the Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments, as well as access products such as participatory notes. Although the Fund does not expect to invest significantly in derivative instruments and generally does not hedge currency, it may do so at any time. The Fund may achieve its exposure to non-U.S. securities either directly or through depository receipts such as American Depositary Receipts (ADRs). In response to adverse market, economic, political or other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first six risks):

•	Market Risk

•	Issuer Risk

•	Equity Securities Risk

•	Non-U.S. Investment Risk

•	Smaller Company Risk

•	Emerging Markets Risk

•	Credit and Counterparty Risk

•	Currency Risk

•	Derivatives Risk

•	Focused Investment Risk

•	IPO Risk

•	Leveraging Risk

•	Liquidity Risk

•	Management Risk

•	Turnover Risk

AllianzGI International Small-Cap Fund		Ticker Symbol:
ALOIX (Inst. Class)

Principal Investments and Strategies

Investment Objective Seeks maximum long-term capital appreciation	Fund Focus Equity securities of smaller non-U.S. companies	Approximate Primary Capitalization Range Comparable to companies listed in the MSCI World Small-Cap Index

Fund Category International Growth Stocks		Dividend Frequency At least annually

The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in companies with smaller market capitalizations. The Fund currently defines companies with smaller market capitalizations as those with market capitalizations comparable to companies included in the MSCI World Small-Cap Index (between $43.0 million and $11.0 billion as of December 31, 2017). Under normal market and other conditions, the Fund expects to maintain a weighted-average market capitalization between 50% and 200% of the weighted-average market capitalization of the securities in the MSCI World Small-Cap Index, which as of December 31, 2016 would permit the Fund to maintain a weighted-average market capitalization ranging from 1.7 billion to 6.6 billion. The Fund normally invests principally in securities of issuers located outside the United States and allocates its investments among at least eight different countries. The Fund may invest up to 30% of its assets in emerging market securities (but no more than 10% in any one emerging market country). The Fund may invest in initial public offerings (IPOs).

Regional portfolio managers based in Europe, Japan and Asia (outside Japan) collaborate to produce a Fund portfolio that includes what the portfolio managers believe are the best available investment opportunities from each of those three regions. The allocation of Fund assets among these three regions is from time to time and under normal circumstances generally expected to be comparable to the regional weights of the MSCI World ex USA Small Cap Index. The lead portfolio manager oversees security, country and regional weighting determinations and has discretion to deviate the Fund’s allocations from the weights of the MSCI World ex USA Small Cap Index.

In making investment decisions for the Fund, the portfolio managers may consider anticipated economic growth rate, political outlook, current and forecasted inflation rates, currency outlook and interest rate environment to help identify countries and regions that are likely to offer the best investment opportunities. In addition, when evaluating individual issuers, the portfolio managers ordinarily look for the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or market share; a strong balance sheet; superior management; and differentiated or superior products and services or a steady stream of new products and services. The portfolio managers in each region may approach country, region and security selection in different orders and may weigh the above factors and characteristics differently from one another. Investments are not restricted to companies with a record of dividend payments. The portfolio managers sell securities as they deem appropriate in accordance with sound investment practices and the fund’s investment objectives and as necessary for redemption purposes. Under normal circumstances, the portfolio managers typically select approximately 60 to 100 securities for the Fund.

In selecting investments, the portfolio managers may utilize company-specific and macroeconomic insights from the global research network of analysts of the broader Allianz Global Investors organization. In addition to traditional research activities, the portfolio managers use GrassrootsSM Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a “second look” at potential investments and checks marketplace assumptions about market demand for particular products and services. In selecting investments, regional portfolio management teams may use research resources differently from one another.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts, warrants and other derivative instruments. Although the Fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time. In response to adverse market, economic, political or other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first six risks):

•	Market Risk

•	Issuer Risk

•	Equity Securities Risk

•	Non-U.S. Investment Risk

•	Emerging Markets Risk

•	Smaller Company Risk

•	Credit and Counterparty Risk

•	Currency Risk

•	Derivatives Risk

•	Focused Investment Risk

•	IPO Risk

•	Leveraging Risk

•	Liquidity Risk

•	Management Risk

•	Turnover Risk

AllianzGI PerformanceFee Managed Futures Strategy Fund

Principal Investments and Strategies

Investment Objective Seeks long-term capital appreciation	Fund Focus Global Equity, Fixed Income and Commodities Securities, Derivatives and Other Asset Classes	Approximate Primary Capitalization Range All capitalizations

Fund Category Multi-Asset		Dividend Frequency Annually

The Fund pursues its objective of seeking long-term capital appreciation by investing in both long and short positions across multiple asset classes, including equity, fixed income, commodities, currencies and other asset classes described in greater detail below. There are no geographic limits on the market exposure of the Fund’s assets. The Fund actively adjusts its asset class allocations based on a dynamic approach. The Fund’s active approach to asset allocation is comprised of two components. The first component involves the use of a proprietary approach to allocate the Fund’s investments across asset classes based on quantitative criteria. The second component uses a mix of both quantitative and qualitative assessments in order to make tactical adjustments to the Fund’s asset allocation.

The Fund will seek exposure to different asset classes, including, without limitation, global equities, real estate investment trusts (“REITs”), commodities, sovereign bonds, covered bonds, inflation-linked bonds, corporate bonds, mortgage-backed securities, asset-backed securities, high yield bonds (sometimes referred to as “junk bonds”), emerging markets bonds and various currencies by investing in both long and short positions across those asset classes. The Fund expects to obtain exposure to these asset classes through listed futures, over-the-counter forward contracts and/or a wide range of additional derivatives, including credit default swaps and other swaps. The Fund may also make direct investments in exchange-traded funds, exchange- traded notes, bonds, open-end mutual funds and securities of individual issuers. The portfolio managers retain full discretion in determining how the Fund obtains exposure to the targeted asset classes. The Fund is not subject to limitations with respect to its assets class allocations, and may invest as much as all or as little as none of its assets in a given asset class.

The Fund expects to invest in commodity-related instruments, including commodity futures, through its wholly-owned Subsidiary, which, like the Fund, is advised by the Manager. The Fund may invest no more than 25% of its assets in the Subsidiary. The Subsidiary is expected to invest primarily in commodity futures, forwards and swap contracts, short-term bonds and other cash substitutes, but it also may invest in other asset classes. Unless otherwise indicated, all references in the Fund’s prospectus to the Fund’s investments, investment strategies and investment risks include both direct investments and indirect investments made through the Subsidiary.

The Fund may use derivatives in the manner described above, and also may otherwise use derivatives to achieve its investment objective. Derivatives used by the Fund may include futures, options, interest rate swaps, credit default swaps and credit default swaps on indices, currency forwards, foreign currency exchange contracts, options, stock index futures contracts, warrants and other derivative instruments.

While the Fund does not expect to borrow under normal circumstances, it will obtain operational leverage, including through the use of certain derivative instruments. The operational leverage may occur due to the low margin deposits required in futures and options trading and in trading certain other financial instruments. A sudden, precipitous drop in value of the Fund’s assets accompanied by corresponding margin calls could force the Fund to liquidate assets quickly, and not for fair value, in order to meet its margin requirements.

In response to adverse market, economic, political or other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

•	Market Risk

•	Derivatives Risk

•	Index Risk

•	Leveraging Risk

•	Short Selling Risk

•	Allocation Risk

•	Commodity Risk

•	Credit and Counterparty Risk

•	Currency Risk

•	Emerging Markets Risk

•	Equity Securities Risk

•	Fixed Income Risk

•	Focused Investment Risk

•	High Yield Risk

•	Issuer Risk

•	Interest Rate Risk

•	Liquidity Risk

•	Management Risk

•	Non-U.S. Investment Risk

•	Subsidiary Risk

•	Turnover Risk

•	Underlying Fund Risks

AllianzGI PerformanceFee Structured US Equity Fund

Principal Investments and Strategies

Investment Objective Seeks to earn total return that exceeds the return of the S&P 500 Index	Fund Focus U.S. equity indices and equity index options	Approximate Primary Capitalization Range All capitalizations

Fund Category U.S. Equity – Large Blend		Dividend Frequency Annually

The Fund pursues its objective of seeking to earn total return that exceeds the return of the S&P 500 Index (the “Index”) by maintaining long exposure to the U.S. equity market while employing an option overlay strategy that has the potential to enhance returns and/or control risk.

The Fund typically seeks passive, relatively low-cost exposure to the Index. To achieve this exposure, the Fund typically invests in exchange traded funds (“ETFs”), such as the SPDR S&P 500 ETF or iShares Core S&P 500 ETF, that offer investment returns similar to the Index. The Fund also may invest directly in some or all of the companies included in the Index, seeking to replicate approximately the relative weighting of the stocks in the Index. Additionally, to achieve the desired exposure to the Index, the Fund may invest in stock index futures, equity swaps and other instruments that would result in similar market exposure.

The Fund’s option overlay strategy consists primarily of three option position types, which will typically involve options on equity and volatility indices: (i) “range-bound” spreads, (ii) “directional” spreads and (iii) a “hedging” position type. A range- bound spread typically consists of selling a call and a put with a breakeven level of the zone being informed by proprietary statistical analysis. A range-bound spread is intended to be successful when the underlying index for the options trades within a specified range over a given timeframe. A directional spread typically consists of call spreads or put spreads that are designed to be successful when the index makes a larger-than-normal move to either the upside or the downside. The option portfolio’s hedging positions typically consist of long out-of-the-money puts that are intended primarily to protect the option portfolio against short-term market dislocations. Under each option position type, the number of contracts bought and sold can be different in a spread (normally called a “ratio spread”), allowing the portfolio managers to tailor the risk- reward profile of the position, or they can be the same.

To effect its option overlay strategy, the Fund may take numerous positions involving diverse strike prices, expirations and underlying assets. The number of such positions may fluctuate over time. The Fund’s portfolio managers generally seek to optimize the Fund’s option overlay strategy based on considerations that include (i) targeted positive return potential, (ii) structural risk protections, (iii) collateral management and (iv) flexibility to restructure profit zones where necessary. In addition to the option position types described above, the Fund may opportunistically utilize numerous other option and non-option positions that are consistent with the Fund’s investment objective. All options are expected to be held until expiration unless the portfolio managers conclude that market conditions, redemptions or other circumstances make earlier closeout appropriate or necessary. The portfolio managers’ strategic decisions are informed in part by proprietary statistical analysis, which includes historical look-backs at the price movement of relevant indices.

The Fund normally invests at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks of U.S. issuers. Interests in ETFs or other funds that invest primarily in common stocks of U.S. issuers are considered common stocks of U.S. issuers for purposes of this 80% policy. Under normal circumstances, the options that the Fund purchases or writes will be on U.S. equity and volatility indices that may include, without limitation, the S&P 500 Index, the Russell 2000 Index, the Nasdaq-100 Index, the CBOE Volatility Index (VIX), the iPath S&P 500 VIX Short-Term Futures ETN (VXX). The Fund may also take long or short positions in CBOE Volatility Index (VIX) Futures. The Fund currently defines “U.S. issuers” as those issuers that are deemed to be United States companies for purposes of their geographical eligibility for inclusion in the Index.

While the Fund intends to obtain equity market exposure through ETF investments under normal conditions, it retains the flexibility to invest directly in common and preferred stock, bonds, U.S. government securities, cash instruments, index futures, volatility futures, exchange traded funds, exchange traded notes, swaps (including variance swaps) and money market instruments, and may purchase and write options with respect to any of the foregoing. Additionally, while the Fund expects to use options in connection with the investments described above, it retains the ability to use options and other derivatives for a range of other purposes, including leverage and gaining indirect exposure to certain investments. The Fund expects to hold cash and cash equivalents from time to time as a result of receiving option premiums or for other reasons. In response to adverse market, economic, political or other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

•	Market Risk

•	Equity Securities Risk

•	Underlying Fund Risks

•	Credit and Counterparty Risk

•	Derivatives Risk

•	Index Risk

•	Focused Investment Risk

•	Issuer Risk

•	Leveraging Risk

•	Liquidity Risk

•	Management Risk

•	Turnover Risk

AllianzGI PerformanceFee Structured US Fixed Income Fund

Principal Investments and Strategies

Investment Objective Seeks to earn total return that exceeds the return of the Bloomberg Barclays U.S. Aggregate Bond Index	Fund Focus U.S Fixed income indices and equity index options	Approximate Primary Capitalization Range All Capitalizations

Fund Category Taxable Bond — Intermediate Term Bond		Dividend Frequency Annually

The Fund pursues its objective of seeking to earn total return that exceeds the return of the Bloomberg Barclays U.S. Aggregate Bond Index (the “Index”) by maintaining long exposure to the U.S. fixed income market while employing an option overlay strategy that has the potential to enhance returns and/or control risk.

The Fund typically seeks passive, relatively low-cost exposure to the Index. To achieve this exposure, the Fund typically invests in exchange traded funds (“ETFs”) and bond total return swaps that offer investment returns similar to the Index.

The Fund also may invest directly in some or all of the securities included in the Index, seeking to replicate approximately the relative weighting of the securities in the Index. Additionally, to achieve the desired exposure to the Index, the Fund may invest in bond index futures and other instruments that would result in similar market exposure.

The Fund’s option overlay strategy consists primarily of three option position types, which will typically involve options on equity and volatility indices: (i) “range-bound” spreads, (ii) “directional” spreads and (iii) a “hedging” position type. A range- bound spread typically consists of selling a call and a put with a breakeven level of the zone being informed by proprietary statistical analysis. A range-bound spread is intended to be successful when the underlying index for the options trades within a specified range over a given timeframe. A directional spread typically consists of call spreads or put spreads that are designed to be successful when the index makes a larger-than-normal move to either the upside or the downside. The option portfolio’s hedging positions typically consist of long out-of-the-money puts that are intended primarily to protect the option portfolio against short-term market dislocations. Under each option position type, the number of contracts bought and sold can be different in a spread (normally called a “ratio spread”), allowing the portfolio managers to tailor the risk- reward profile of the position, or they can be the same.

To effect its option overlay strategy, the Fund may take numerous positions involving diverse strike prices, expirations and underlying assets. The number of such positions may fluctuate over time. The Fund’s portfolio managers generally seek to optimize the Fund’s option overlay strategy based on considerations that include (i) targeted positive return potential, (ii) structural risk protections, (iii) collateral management and (iv) flexibility to restructure profit zones where necessary. In addition to the option position types described above, the Fund may opportunistically utilize numerous other option and non-option positions that are consistent with the Fund’s investment objective. All options are expected to be held until expiration unless the portfolio managers conclude that market conditions, redemptions or other circumstances make earlier closeout appropriate or necessary. The portfolio managers’ strategic decisions are informed in part by proprietary statistical analysis, which includes historical look-backs at the price movement of relevant indices.

The Fund normally invests at least 80% of its net assets (plus borrowings made for investment purposes) in fixed income securities of U.S. issuers. Interests in ETFs or other funds that invest primarily in fixed income securities of U.S. issuers are considered fixed income securities of U.S. issuers for purposes of this 80% policy. Under normal circumstances, the options that the Fund purchases or writes will be on U.S. equity and volatility indices that may include, without limitation, the S&P 500 Index, the Russell 2000 Index, the Nasdaq-100 Index, the CBOE Volatility Index (VIX), the iPath S&P 500 VIX Short-Term Futures ETN (VXX). The Fund may also take long or short positions in CBOE Volatility Index (VIX) Futures. The Fund currently defines “U.S. issuers” as those issuers that are deemed to be United States companies for purposes of their geographical eligibility for inclusion in the Index.

While the Fund intends to obtain fixed income market exposure through ETF investments under normal conditions, it retains the flexibility to invest directly in common and preferred stock, bonds, U.S. government securities, cash instruments, index futures, volatility futures, exchange traded funds, exchange traded notes, swaps (including variance swaps) and money market instruments, and may purchase and write options with respect to any of the foregoing. Additionally, while the Fund expects to use options in connection with the investments described above, it retains the ability to use options and other derivatives for a range of other purposes, including leverage and gaining indirect exposure to certain investments.

The Fund expects to hold cash and cash equivalents from time to time as a result of receiving option premiums or for other reasons. In response to adverse market, economic, political or other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

•	Market Risk

•	Equity Securities Risk

•	Underlying Fund Risks

•	Credit and Counterparty Risk

•	Derivatives Risk

•	Index Risk

•	Fixed Income Risk

•	Focused Investment Risk

•	High Yield Risk

•	Interest Rate Risk

•	Issuer Risk

•	Leveraging Risk

•	Liquidity Risk

•	Management Risk

•	Turnover Risk

AllianzGI Real Estate Debt Fund

Principal Investments and Strategies

Investment Objective Seeks to achieve total return in excess of traditional, shorter duration debt products while managing portfolio risk	Fund Focus Real estate-related debt securities	Credit Quality Weighted average investment grade rating under normal conditions

Fund Category Fixed Income Securities		Dividend Frequency Monthly

The Fund seeks to achieve its investment objective by investing primarily in a variety of shorter-duration real estate-related debt instruments. The Fund invests a significant portion of its assets in North American and European commercial mortgage-backed securities (“CMBS”). CMBS are securities that reflect an interest in, and are secured by, mortgage loans on commercial real property, and the underlying assets for CMBS in which the Fund invests may include, for example, offices, industrial properties, multi-family housing, hotels and retail commercial properties such as shopping centers and storage facilities. The Fund expects to ordinarily hold such securities until maturity or until they have become fully valued. The Fund may also opportunistically invest a portion of its holdings in residential mortgage backed securities and other types of real estate-related securities, including equity securities, and also may invest in securities that are not real estate- related.

The Fund normally invests at least 80% of its net assets (plus borrowings made for investment purposes) in debt securities and in derivatives and other synthetic instruments that have economic characteristics similar to such securities. The Fund also normally invests at least 80% of its net assets (plus borrowings made for investment purposes) in real estate-related securities. The Fund considers “real estate-related securities” to include, without limitation, CMBS, residential mortgage-backed securities (“RMBS”), debt securities issued by real estate investment trusts (“REITs”) and other debt and equity securities of issuers that are principally engaged in the ownership, construction, development, financing, management, servicing, sale and/or leasing of commercial, industrial and/or residential real estate.

The Fund’s portfolio includes a “Core” holdings component and an “Opportunistic” holdings component. The Fund’s Core holdings generally reflect a long-term investment view with respect to particular asset types, consist of real estate- related securities, including CMBS, and will ordinarily comprise at least 70% of the Fund’s assets. The Fund’s Opportunistic holdings generally reflect short-term, tactical investment decisions, and may consist of real estate-related assets other than Core holdings, as well as securities that are not real estate-related, such as debt and equity securities of issuers that are principally engaged in industries other than real estate. The specific asset classes, sectors and securities that the portfolio managers consider to be “Core” or “Opportunistic” may vary over time, depending on market conditions, the Manager’s long-term investment views, and other factors. The Fund will ordinarily not invest more than 30% of its assets in Opportunistic holdings, though the allocation of the Fund’s portfolio to Opportunistic holdings may fluctuate frequently within this 0% to 30% range, depending on market conditions, investment decisions and techniques of the Fund’s management, and other factors. The Fund will ordinarily maintain a diversified portfolio. The portfolio managers seek to apply a global approach that adopts a broad and unbiased outlook with respect to opportunities in global fixed income and real estate. In building the Fund’s strategy and the geographic allocations of its investments, the portfolio managers apply a top-down analysis of broader economic and market themes. At the same time, the Fund’s investments in specific instruments are guided by a rigorous bottom-up approach, involving property and loan-level collateral analysis, stress testing, cash flow and structural analysis.

The portfolio managers may consider selling a particular security if they anticipate a deterioration in credit quality in the sector, jurisdiction or specific issuer and/or security, if they perceive a decline in relative attractiveness as compared to other issuers or securities or they identify material changes in the factors underlying the original reasons for purchase. The collateral underlying each of the CMBS included in the Fund’s Core holdings will be primarily located in the U.S., Canada and/or Europe (including the United Kingdom), but the Fund is otherwise not subject to geographical restrictions. The Fund may invest without limit in securities denominated in non-U.S. currencies. The Fund may have unhedged exposure to non-U.S. currencies, but will typically seek to hedge most or all such exposure. The Fund’s portfolio as a whole is expected to have a weighted average duration of between one and three years under normal conditions. Under normal conditions, the Fund expects to maintain a portfolio with a weighted average credit rating that is investment grade, based on the highest rating assigned by Fitch, Moody’s, DBRS, Kroll, Morningstar or S&P (or, for unrated securities, the Manager’s determinations). While the Fund retains the flexibility to invest in individual securities whose durations or credit ratings are outside the normal target range for the portfolio as a whole, the Fund will normally invest less than 20% of its net assets in securities rated below investment grade or unrated and determined to be of similar quality (“high-yield securities” or “junk bonds”) and generally will not invest in securities rated CCC or below by S&P (or the equivalent if rated by another agency or if unrated). Under unusual market conditions, the portfolio managers may also permit the Fund’s weighted average duration or credit quality to be above or below the typical target ranges.

The Fund expects to concentrate its investments in the real estate- related sector (which the Fund considers to include issuers of real estate-related securities), meaning that the Fund has adopted a fundamental policy (which may not be changed without shareholder approval) to invest more than 25% of its total assets in the real estate-related sector, increasing the Fund’s exposure to the risks associated with that sector.

The Fund may utilize derivatives to achieve its investment objective, including bond futures and options, Treasury futures, interest rate swaps, credit default swaps and credit default swap indices, currency forwards, foreign currency exchange contracts, options, Markit CMBX index-related derivatives and other derivative instruments. Derivatives transactions may have the effect of either magnifying or limiting the Fund’s gains and losses.

In response to adverse market, economic, political or other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality debt securities that are outside the usual scope of its principal investment strategies, cash and cash equivalents. The Fund may be less likely to achieve its investment objective when it does so.

Principal Risks

•	Mortgage-Related and Other Asset-Backed Risk

•	REIT and Real Estate-Related Investment Risk

•	Market Risk

•	Fixed Income Risk

•	Interest Rate Risk

•	Non-U.S. Investment Risk

•	Call Risk

•	Confidential Information Access Risk

•	Credit and Counterparty Risk

•	Currency Risk

•	Derivatives Risk

•	Equity Securities Risk

•	Focused Investment Risk

•	High Yield Risk

•	Issuer Risk

•	Liquidity Risk

•	Management Risk

•	Turnover Risk

AllianzGI NFJ Emerging Markets Value Fund		Ticker Symbol:
AZMIX (Inst. Class)

Principal Investments and Strategies

Investment Objective Seeks long-term capital appreciation	Fund Focus Equity securities of companies domiciled in emerging market countries	Approximate Primary Capitalization Range Greater than $500 million

Fund Category International Stocks		Dividend Frequency Quarterly

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of companies that are domiciled in or tied economically to countries with emerging securities markets – that is, countries with securities markets which are, in the opinion of the portfolio managers, less sophisticated than more developed markets in terms of participation by investors, analyst coverage, liquidity and regulation. Most countries with emerging securities markets are located in Asia, Africa, the Middle East, Latin America and Eastern Europe. The Fund may achieve its exposure to non-U.S. equity securities in several ways, including through investing in American Depositary Receipts (ADRs) and other depositary receipts, in addition to direct investments in the securities of non-U.S. issuers. The Fund may also utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments, as well as access products such as participatory notes (“P-Notes”). Additionally, the Fund may invest in certain eligible Chinese securities (“China A-shares”) listed and traded on the Shanghai Stock Exchange through the Hong Kong – Shanghai Stock Connect (“Stock Connect”) program or in certain eligible securities listed and traded on the Shenzhen Stock Exchange. The Fund may invest in exchange traded funds (“ETFs”). Although the Fund does not expect to invest significantly in foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments, it may do so at any time.

In selecting investments for the Fund, the portfolio managers use a value investing style focusing on companies the portfolio managers believe are undervalued including smaller capitalization securities and real estate investment trusts (“REITs”) The portfolio managers partition the Fund’s selection universe by industry and then identify what they believe to be undervalued securities in each industry to determine potential holdings for the Fund representing a broad range of, industry groups. The portfolio managers use quantitative factors to screen the Fund’s selection universe, analyzing factors such as price-to-earnings ratios (i.e., share price relative to a company’s earnings), dividend yield, price-to-book ratios (i.e., share price relative to a company’s balance sheet value), price-to-book ratios (i.e., share price relative to a company’s cash flow). After still further narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select approximately 125 to 175 securities for the Fund. The portfolio managers may consider selling a security when any of the factors leading to its purchase materially changes or when a more attractive candidate is identified, including when an alternative security demonstrates a lower price-to-earnings ratio, a higher dividend yield or other, favorable qualitative metrics.

Although the Fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time. In response to adverse market, economic, political or other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may be less likely to achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first six risks):

•	Market Risk

•	Issuer Risk

•	Equity Securities Risk

•	Non-U.S. Investment Risk

•	Emerging Markets Risk

•	Smaller Company Risk

•	Credit and Counterparty Risk

•	Currency Risk

•	Derivatives Risk

•	Focused Investment Risk

•	Liquidity Risk

•	Management Risk

•	REIT and Real Estate-Related Investment Risk

•	Turnover Risk

AllianzGI NFJ International Small-Cap Value Fund		Ticker Symbol:
AJVIX (Inst. Class)

Principal Investments and Strategies

Investment Objective Seeks long-term capital appreciation	Fund Focus Undervalued equity securities of non-U.S. companies with small capitalizations	Approximate Primary Capitalization Range Between $500 million and $5 billion

Fund Category Value Stocks		Dividend Frequency Annually

The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities (such as preferred stocks, convertible securities and warrants) with smaller market capitalizations. The Fund currently considers smaller market capitalization companies to be companies with market capitalization of between $500 million and $5 billion. Under normal circumstances, the Fund expects to invest at least 65% of its net assets in non-U.S. equity securities. The Fund may invest up to 20% of its assets in emerging market securities. The Fund may also achieve its exposure to non-U.S. equity securities through investing in American Depositary Receipts (ADRs). The Fund may invest in exchange traded funds (“ETFs”).

The portfolio managers seek stocks that are attractively priced, based on their industry relative P/E multiples and dividend yields. The portfolio managers use a value investing style focusing on companies whose securities the portfolio managers believe are undervalued. The portfolio managers partition the Fund’s selection universe by industry and then identify what they believe to be undervalued securities in each industry to determine potential holdings for the Fund representing a broad range of industry groups. The portfolio managers use quantitative factors to screen the Fund’s initial selection universe, analyzing factors such as price momentum (i.e., changes in security price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts’ earnings-per-share estimates) and fundamental changes. After narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select securities for the Fund.

In addition to common stocks and other equity securities, the Fund may invest in securities issued in initial public offerings (IPOs), and may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. Although the Fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time. In response to adverse market, economic, political or other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities cash and cash equivalents. The Fund may be less likely to achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first nine risks):

•	Market Risk

•	Issuer Risk

•	Equity Securities Risk

•	Non-U.S. Investment Risk

•	Credit and Counterparty Risk

•	Currency Risk

•	Emerging Markets Risk

•	Smaller Company Risk

•	Liquidity Risk

•	Derivatives Risk

•	Focused Investment Risk

•	IPO Risk

•	Management Risk

•	Turnover Risk

AllianzGI Short Duration High Income Fund		Ticker Symbol:
ASHIX (Inst. Class)

Principal Investments and Strategies

Investment Objective Seeks a high level of current income with lower volatility than the broader high yield market	Fund Focus High Yield Bonds and Bank Loans	Credit Quality Minimum 80% of assets rated Ba/BB or below

Fund Category Fixed Income Securities		Dividend Frequency Monthly

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in debt securities (“junk bonds”) issued by public and private companies, which are rated below investment grade (rated Ba or below by Moody’s or BB or below by S&P or Fitch, or if unrated, determined by the Manager to be of comparable quality), while maintaining an average duration of less than three years, and in derivatives and other synthetic instruments that have economic characteristics similar to such debt securities. Derivatives transactions may have the effect of either magnifying or limiting the Fund’s gains and losses. Duration is a measure of the weighted average maturity of cash flows on the bonds held by the Fund and can be used by the portfolio managers as a measure of the sensitivity of the market value of the Fund’s portfolio to changes in interest rates. Generally, the longer the duration of the Fund, the more sensitive its market value will be to changes in interest rates. To illustrate the effects of changes in interest rates on a portfolio with a similar average duration, generally, a portfolio with an average duration of three years would be expected to fall approximately 3% if interest rates rose by one percentage point.

The Fund may invest up to 20% of its assets in bank loans. The Fund may invest up to 20% of its assets in non-U.S. securities, which will typically be U.S. dollar-denominated but may also include securities denominated in non-U.S. currencies.

The Fund may invest up to 20% of its assets in bank loans. The Fund may invest up to 20% of its assets in non-U.S. securities, which will typically be U.S. dollar-denominated but may also include securities denominated in non-U.S. currencies. The Fund will invest less than 10% of its net assets in securities rated CCC or below by Standard and Poor’s.

The Fund invests in high yield securities (“junk bonds”) and bank loans, seeking to generate investment income while protecting from adverse market conditions and prioritizing capital preservation.

The portfolio managers apply a disciplined investment approach, making use of fundamental research, to construct a portfolio for investment. The team’s fundamental research process includes: breakdown of a company and its growth by division and region, including revenue model analysis; profit margin analysis; evaluation of the experience and quality of a company’s management team; industry dynamics and competitive analysis; distribution channel and supply chain analysis; and analysis of the macroeconomic climate. In selecting specific debt instruments for investment, the portfolio managers may look to such factors as the issuer’s creditworthiness, the investment’s yield in relation to its credit quality and the investment’s relative value in relation to the high yield market. The portfolio managers seek to construct a portfolio with lower volatility than the broader high yield market in part through the Fund’s approach to duration and credit quality. The portfolio managers may sell a security for a variety of reasons, such as to invest in a company offering superior investment opportunities.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts, warrants and other derivative instruments. Although the Fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time. In response to adverse market, economic, political or other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may be less likely to achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first six risks):

•	Fixed Income Risk

•	High Yield Risk

•	Market Risk

•	Issuer Risk

•	Interest Rate Risk

•	Credit and Counterparty Risk

•	Confidential Information Access Risk

•	Derivatives Risk

•	Liquidity Risk

•	Management Risk

•	Non-U.S. Investment Risk

•	Smaller Company Risk

AllianzGI Structured Return Fund		Ticker Symbol:
AZIIX (Inst. Class)

Principal Investments and Strategies

Investment Objective Seeks long-term capital appreciation	Fund Focus Equity Index options	Approximate Primary Capitalization Range Same as the S&P 500 Index

Fund Category Options		Dividend Frequency At least annually

In pursuing its investment objective of long-term capital appreciation, the Fund either 1) combines long equity exposure with an in-the- money short call overlay strategy or 2) utilizes a short out-of-the-money put strategy. In either case the Fund may seek to enhance returns through the use of additional option spreads. Under normal circumstances, the Fund’s option positions are expected to generate income for the Fund, while significantly limiting the Fund’s exposure to broader securities market movements. The Fund seeks to generate steady, risk-managed returns that are generally independent of market conditions. To achieve its long equity exposure, the Fund expects to invest typically in one or more exchange traded funds (ETFs), such as the SPDR® S&P 500® ETF or iShares Core S&P 500 ETF, that are intended to achieve exposure to and approximate the relative weighting of stocks in the S&P 500 Index. The Fund also may invest directly in some or all of the companies included in the S&P 500 Index, seeking to replicate approximately the relative weighting of the stocks in the S&P 500 Index.

Additionally, in order to achieve the desired long equity exposure, the Fund also may invest in stock index futures and other derivative instruments that would result in a similar market exposure. From time to time, the portfolio managers may deviate from these allocations, for example, during periods immediately following adjustments to the composition of the S&P 500 Index or for purposes of efficient portfolio management. When investing directly in companies included in the S&P 500 Index, the portfolio managers may consider selling a particular position if the security ceases to be included in the S&P 500 Index (either through quarterly rebalancing of the index or otherwise) or if a more attractive means of achieving the same exposure is identified.

Because the S&P 500 Index does not incur the types of transaction costs that the Fund bears in connection with rebalancing and responding to cash flows, the Fund’s long equity portfolio (regardless of whether through direct or indirect holdings) may consistently underperform the S&P 500 Index.

In addition to the long equity portfolio described above, under normal market conditions, the Fund employs an in-the-money short call overlay strategy, which consists of writing (selling) exchange-traded call options or FLEX call options (i.e. listed options that are traded on an exchange, such as the CBOE, but with customized strike prices and expiration dates) on the S&P 500 Index that are at strike prices below the current market prices, typically with an aggregate notional value roughly equal to the full value of the Fund’s long equity portfolio. Under normal market conditions, the Fund may also employ a short out-of-the-money put strategy, which consists of writing exchange-traded put options or FLEX put options on the S&P 500 Index that are at strike prices below the current market prices. Additionally, under certain circumstances, the portfolio managers may make use of additional option spreads, whereby the Fund utilizes long calls or puts and short or long put or call spreads of exchange-traded or FLEX options on equity and volatility indices, such as the CBOE Volatility Index (VIX), seeking to enhance the portfolio’s return. Option spreads are generally the purchase and sale of options on the same underlying security, index or instrument but may have different strike prices or expiration dates. The number of contracts bought and sold can be different in a spread (normally called a “ratio spread”), allowing the portfolio managers to tailor the risk-reward profile of the position, or they can be the same. It is the Fund’s general intention to normally hold spread positions with different capped returns and maturities to expiration and all options are expected to be held to expiration unless market conditions, redemptions or other circumstances make earlier closeout appropriate or necessary.

In addition to the investments described above, the Fund may utilize foreign currency exchange contracts, options, futures contracts and other derivative instruments. Although the Fund expects to use derivatives in connection with its in-the-money short call overlay strategy described above, it retains the ability to use options for a range of other purposes, including hedging, leverage and gaining indirect exposure to certain investments. The Fund expects to hold cash and cash equivalents from time to time as a result of receiving options premiums or for other reasons. In response to adverse market, economic, political or other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in long call options or call option spreads, high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first three risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Credit and Counterparty Risk	• Derivatives Risk • Focused Investment Risk • Leveraging Risk • Liquidity Risk	• Management Risk • Turnover Risk • Underlying Fund Risks

AllianzGI Emerging Markets Opportunities Fund		Ticker Symbol:
AOTIX (Inst. Class)

Principal Investments and Strategies

Investment Objective Seeks maximum long-term capital appreciation	Fund Focus Emerging market stocks	Approximate Primary Capitalization Range All capitalizations

Fund Category International Stocks		Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in securities of companies that are tied economically to countries with emerging securities markets—that is, countries with securities markets that are, in the opinion of the portfolio managers, less sophisticated than more developed markets in terms of participation by investors, analyst coverage, liquidity and/or regulation. The Fund’s portfolio managers consider a security to be tied economically to a country with an emerging securities market if it is classified as an emerging market security by MSCI Inc. (“MSCI”), incorporated in an Emerging Market Country (as defined below), traded on an exchange in an Emerging Market Country or if it has exposure to an Emerging Market Country. The Fund will normally invest primarily in companies located in the countries represented in the Fund’s benchmark, the MSCI Emerging Markets Index (“Emerging Market Countries”), and have exposure to at least 5 Emerging Market Countries. The Fund normally invests primarily in common stocks, either directly or indirectly through depositary receipts. In addition to common stocks, equity securities in which the Fund may invest include, without limitation, preferred stocks, convertible securities and warrants. The Fund may invest in issuers of any size market capitalization, including smaller capitalization companies. The Fund may invest up to 20% of its net assets in securities of U.S. companies.

The portfolio managers seek to invest in emerging markets equities which they believe are benefiting from change not yet fully reflected in the market. Members of the portfolio management team believe that behavioral biases (i.e., systematic tendencies) of investors contribute to market inefficiencies. Their quantitative investment process begins with a proprietary investment-return forecasting model which combines behavioral factors (which seek to capitalize on human behavioral biases from financial analysts, company management and investors), with intrinsic valuation factors (which are expected to provide tangible measures of a company’s true worth). The portfolio managers integrate this multi-factor approach with a proprietary risk model to form the basis of portfolio construction, with constraints at the individual security, country and industry level to manage exposures relative to the benchmark. Additionally, all investment recommendations are thoroughly vetted on an individual company level to confirm the investment rationale and suitability before a purchase or sale. The portfolio managers may consider whether to sell a particular security based on its attractiveness in the team’s alpha model, an increase in stock-specific risk, or because the stock is highly correlated with other stocks in the portfolio. The integrated relationship between research and portfolio management combines the latest research from the academic and investment management communities with real-world portfolio management experience to attempt to maximize excess return opportunities within a framework that seeks to control risk. The investment approach is quantitative in nature, therefore the majority of research is conducted to improve the alpha model, risk model and portfolio construction process.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. The Fund may also use participatory notes (“P-Notes”) or other equity-linked securities to gain exposure to issuers in certain countries in circumstances where the portfolio managers consider use of these notes to be more efficient than gaining exposure through local shares. Although the Fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time. In response to adverse market, economic, political or other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may be less likely to achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first seven risks):

•	Market Risk

•	Issuer Risk

•	Equity Securities Risk

•	Non-U.S. Investment Risk

•	Emerging Markets Risk

•	Focused Investment Risk

•	Smaller Company Risk

•	Credit and Counterparty Risk

•	Currency Risk

•	Derivatives Risk

•	Leveraging Risk

•	Liquidity Risk

•	Management Risk

•	Turnover Risk

AllianzGI Focused Growth Fund		Ticker Symbol:
PGFIX (Inst. Class)

Principal Investments and Strategies

Investment Objective Seeks long-term capital appreciation	Fund Focus Larger capitalization common stocks	Approximate Primary Capitalization Range $1 billion or more

Fund Category Growth Stocks		Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing primarily in equity securities of U.S. companies with market capitalizations of at least $1 billion. The Fund may also invest up to 20% of its assets in non-U.S. securities (but no more than 10% in any one non-U.S. country or 10% in emerging market securities). At times, depending on market and other conditions, the Fund may also invest a significant percentage of its assets in a small number of business sectors or industries. The specific business sectors and industries in which the Fund invests a significant percentage of its assets are expected to change over time. The portfolio managers normally select 25 to 45 stocks for the Fund’s portfolio. The portfolio managers attempt to include in the Fund’s portfolio securities that exhibit the greatest combination of earnings growth potential, quality (as reflected in consistent business fundamentals) and attractive valuation.

In analyzing specific companies for possible investment, the portfolio managers ordinarily look for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue, cash flow or earnings through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services or a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. The portfolio managers sell securities as they deem appropriate in accordance with sound investment practices and the Fund’s investment objective and as necessary for redemption purposes.

In addition to traditional research activities, the portfolio managers use GrassrootsSM Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, provides a “second look” at potential investments, and checks marketplace assumptions about market demand for particular products and services.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. Although the Fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time. In response to adverse market, economic, political or other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may be less likely to achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first four risks):

•	Market Risk

•	Issuer Risk

•	Equity Securities Risk

•	Focused Investment Risk

•	Credit and Counterparty Risk

•	Currency Risk

•	Derivatives Risk

•	Emerging Markets Risk

•	Leveraging Risk

•	Liquidity Risk

•	Management Risk

•	Non-U.S. Investment Risk

•	Turnover Risk

AllianzGI Global Natural Resources Fund		Ticker Symbol:
RGLIX (Inst. Class)

Principal Investments and Strategies

Investment Objective Seeks long-term capital appreciation	Fund Focus Equity securities of U.S. and non-U.S. natural resources companies	Approximate Primary Capitalization Range All capitalizations

Fund Category Sector-Related Stocks		Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of companies that are associated with natural resources, including those companies that are principally or substantially engaged in the research, development, manufacturing, extraction, distribution or sale of materials, energy or goods related to the Agriculture, Energy, Materials or Commodity-Related Industrials sectors. The Fund considers (i) the Agriculture sector to include products such as grain, vegetable oils, livestock and agricultural-type products such as coffee; (ii) the Energy sector to include products such as natural gas, oil, alternative energy and electricity, energy storage and coal; (iii) the Materials sector to include products such as chemicals & fertilizers, constructions materials, industrial metal, precious metal, steel, minerals and paper products; and (iv) the Commodity-Related Industrials sector to include industrial firms that manufacture tools, equipment and goods used in the development and production of commodities or that maintain infrastructure used in their transportation.

Under normal conditions, the portfolio managers seek to allocate investments across a range of investment opportunities and businesses in the Agriculture, Energy, Materials and Commodity-Related Industrials sectors. The relative weightings of these sectors in the Fund’s portfolio may vary from time to time.

The Fund expects to invest most of its assets in U.S. and non-U.S. common stocks. Under normal circumstances, the Fund will invest a minimum of 1/3 of its assets in non-U.S. securities and will allocate its investments among securities of issuers located in at least eight different countries (which may include the United States). Given the nature of the industry, natural resource companies are exposed to global markets to a higher degree than many other industries. Thus, even with respect to the portion of the portfolio designated as being U.S. securities for purposes of the test above, many such securities will be significantly affected by global and non-U.S. market trends.

The Fund’s portfolio managers will evaluate the relative attractiveness of individual commodity cycles, including supply-demand fundamentals, pricing outlook and impact on U.S. and non-U.S. macroeconomic indicators like inflation. In addition, the portfolio managers may make use of internally and externally developed forecasts of economic growth, inflation and interest rates to help identify industry sectors, regions and individual countries (including emerging market countries) that the portfolio managers believe are likely to offer the best investment opportunities.

The portfolio managers seek to evaluate the degree to which companies’ earnings are linked to the price changes of the commodities to which those companies are exposed, as well as companies’ fundamental value and prospects for growth. The portfolio managers focus on those companies that they expect will appreciate in value as relevant commodity prices increase and have higher than average rates of growth and/or strong potential for capital appreciation independent of underlying commodity price inflation. During periods of low expected inflation for an individual commodity, the portfolio managers will give more weight to non-inflation criteria for companies linked to that commodity. The portfolio managers sell securities as they deem appropriate in accordance with sound investment practices, including consideration of the Fund’s investment objectives, tax efficiency and other factors, and as necessary for redemption purposes. This approach for selling securities may contribute to higher turnover rates for the Fund.

In addition to traditional research activities, the portfolio managers use GrassrootsSM Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a “second look” at potential investments and checks marketplace assumptions about market demand for particular products and services.

The Fund regularly writes covered call options on a portion of the stocks held in its portfolio, a strategy that seeks to generate gains from option premiums while potentially limiting the volatility of portfolio returns. In addition, the Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. Although the Fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time. The Fund may also invest up to 10% of its net assets in securities issued by other investment companies, including exchange-traded funds (“ETFs”). While the Fund does not focus its strategy on investing in other investment companies, including ETFs, this strategy may cause the Fund to reflect some level of Acquired Fund Fees and Expenses in the expense-table in this prospectus. The

Fund may also invest in securities issued in initial public offerings (IPOs). In response to adverse market, economic, political or other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may be less likely to achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first seven risks):

•	Market Risk

•	Issuer Risk

•	Equity Securities Risk

•	Focused Investment Risk (Natural Resources-Related Companies Risk)

•	Non-U.S. Investment Risk

•	Emerging Markets Risk

•	Smaller Company Risk

•	Credit and Counterparty Risk

•	Currency Risk

•	Derivatives Risk

•	IPO Risk

•	Leveraging Risk

•	Liquidity Risk

•	Management Risk

•	Turnover Risk

AllianzGI Global Small-Cap Fund		Ticker Symbol:
DGSCX (Inst. Class)
Principal Investments and Strategies

Investment Objective Seeks long-term capital appreciation	Fund Focus Equity securities of smaller capitalization U.S. and non-U.S. issuers	Approximate Primary Capitalization Range Weighted-average market capitalization between 50% and 200% of the weighted-average market capitalization of the MSCI World Small-Cap Index

Fund Category Global Stocks		Dividend Frequency At least annually

The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in companies with market capitalizations comparable to those of companies included in the MSCI World Small-Cap Index (between $52.3 million and $9.0 billion as of June 30, 2017). Under normal market and other conditions, the Fund expects to maintain a weighted-average market capitalization between 50% and 200% of the weighted-average market capitalization of the securities in the MSCI World Small-Cap Index, which as of June 30, 2017 would permit the Fund to maintain a weighted-average market capitalization ranging from $1.5 billion to $6.0 billion. The Fund normally will allocate its investments among securities of issuers located in at least eight different countries (which may include the United States) and expects that the majority of its non-U.S. investments will normally be in Japan and Western Europe. The Fund will normally invest no more than 25% of its assets in issuers located in any one country outside the U.S., other than France, Germany, Japan and the United Kingdom. The Fund may invest up to 30% of its assets in emerging market securities (but no more than 10% in any one emerging market country). Regional portfolio managers in the United States, Europe, Japan and Asia (ex-Japan) collaborate to produce a portfolio that is believed likely to have the best investment opportunities from each of those regions. The allocation of Fund assets among these four regions is set from time to time and periodically adjusted through a collaborative effort among the most senior portfolio managers in the regions. Regional weights in the Fund’s portfolio are expected to be comparable to those in the MSCI World Small-Cap Index, which as of June 30, 2017 had a weighting of approximately 55.84% to the United States. The lead portfolio manager oversees weighting determinations and has discretion to deviate from the regional weights of the MSCI World Small-Cap Index through active decision-making or by not reallocating the Fund’s portfolio as the Index’s weights shift between its periodic rebalancings.

The portfolio managers in Europe, Japan and Asia (ex-Japan) develop forecasts of economic growth, inflation and interest rates that are used to help identify countries and other geographies within the applicable region that are likely to offer the best investment opportunities. The portfolio managers may consider the anticipated economic growth rate, political outlook, inflation rate, currency outlook and interest rate environment for the country and the region in which a company is located. Although there are differences in the processes used by regional teams, in general, the portfolio managers in Europe and Asia (both Japan and ex-Japan) ordinarily look for the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or market share; a strong balance sheet; superior management; and differentiated or superior products and services or a steady stream of new products and services.

The portfolio managers in the United States follow a disciplined, fundamental bottom-up research process focusing on North American companies with sustainable growth characteristics that are undergoing positive fundamental change. The portfolio managers look for what they believe to be the best risk-reward candidates within the investment universe, defined as equities that are expected to appreciate based on accelerating fundamental performance and related increases in valuation multiples. Company-specific research includes industry and competitive analysis, revenue model analysis, profit analysis and balance sheet assessment. Once the portfolio managers in the United States believe that positive fundamental change is occurring and will likely lead to accelerating fundamental performance, they seek evidence that performance will be a longer-term sustainable trend. Lastly, these portfolio managers determine if the investment is timely with regard to relative valuation and price strength, exploiting stocks that are underpriced relative to their potential.

The portfolio managers sell securities as the portfolio managers deem appropriate in accordance with sound investment practices and the Fund’s investment objectives and as necessary for redemption purposes. The portfolio managers may rebalance the Fund’s regional weightings for risk management purposes or otherwise as they deem appropriate. Under normal market conditions, the portfolio managers typically select approximately 150 to 200 securities for the Fund.

In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in securities issued in initial public offerings (IPOs) and real estate investment trusts (REITs), and may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. Although the Fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first six risks):

•	Market Risk

•	Issuer Risk

•	Equity Securities Risk

•	Non-U.S. Investment Risk

•	Emerging Markets Risk

•	Smaller Company Risk

•	Credit and Counterparty Risk

•	Currency Risk

•	Derivatives Risk

•	Focused Investment Risk

•	IPO Risk

•	Leveraging Risk

•	Liquidity Risk

•	Management Risk

•	REIT and Real Estate-Related Investment Risk

•	Turnover Risk

AllianzGI Income & Growth Fund		Ticker Symbol:
AZNIX (Inst. Class)

Principal Investments and Strategies

Investment Objective Seeks total return comprised of current income, current gains and capital appreciation	Fund Focus Combination of common stocks and other equity securities, debt securities and convertible securities	Approximate Primary Capitalization Range All capitalizations

Fund Category Income & Equity		Dividend Frequency Monthly

The Fund seeks to achieve its investment objective by normally investing in a combination of common stocks and other equity securities, debt securities and convertible securities. It is expected that substantially all of the Fund’s debt securities and a substantial portion of its convertible securities will consist of securities rated below investment grade (sometimes referred to as “high yield securities” or “junk bonds”). The allocation of the Fund’s investments across these asset classes will vary from time to time, based upon the portfolio managers’ consideration of factors such as changes in equity prices, changes in interest rates and other economic and market factors, such that an asset class may be more heavily weighted in the Fund’s portfolio than the other classes at any time and from time to time, and sometimes to a substantial extent. The Fund may invest a portion of its assets in non-U.S. securities, including emerging market securities. The Fund may invest in securities of companies with any size market capitalization, but ordinarily expects to focus its common stock investments in companies with market capitalizations of $3 billion or more.

The portfolio managers follow a disciplined, fundamental bottom-up research process, which facilitates the early identification of issuers demonstrating the ability to improve their fundamental characteristics. The portfolio managers select issuers that exceed minimum fundamental and credit metrics and exhibit the highest visibility of future expected operating performance. The fundamental research process generally includes: a breakdown of a company and its growth by division and region, including revenue model analysis; profit margin analysis; analysis of experience and quality of its management; industry dynamics and competitive analysis; distribution channel and supply chain analysis; and macroeconomic climate analysis. Also, the portfolio managers look for the following in candidates: the potential for bond rating upgrades; debt reduction capabilities; the ability to secure other sources of capital; the potential to be recognized as an acquisition candidate; and corporate dividend policy. The managers may consider selling a particular security when the portfolio managers perceive a change in company fundamentals, a decline in relative attractiveness to other issues, and/or a decline in industry fundamentals, or if any of the original reasons for purchase materially changes. The convertible securities in which the Fund may invest include bonds, debentures, notes, preferred stocks, “synthetic” convertibles and other securities or investments that may be converted or exchanged (by the holder or by the issuer) into equity securities of the issuer (or cash or securities of equivalent value). The weighted average maturity of the portion of the Fund’s assets invested in convertible and debt securities will typically be ten years or less, although the weighted average maturity may vary depending on market and other conditions. The Fund may hold a relatively large number of securities at any given time (e.g., in excess of 200 across all asset classes).

With respect to convertible securities, the portfolio managers evaluate each such security’s investment characteristics as a fixed income instrument as well as its potential for capital appreciation. Under normal market conditions, the portfolio managers seek to invest in securities that can participate in the upside of the underlying equity and provide downside protection from the bond.

Under normal market and other conditions, the Fund also may employ a strategy of writing (selling) call options on the stocks held in its portfolio (the “Option Strategy”). It is expected that the Fund may write call options on some or all of the individual stocks held in its portfolio. If the Fund chooses to write a call option, it will ordinarily do so for up to 70% of the value of each such individual position. However, the Fund’s use of the Option Strategy may vary from time to time, depending on market conditions and other factors, and the Fund retains the flexibility to write call options with respect to greater than 70% of the value of its position in any individual stock. The Option Strategy employed by the Fund is described in this section; options generally are described below in this section and further under “Investment Objectives and Policies—Derivative Instruments” in the Statement of Additional Information. The Option Strategy is designed to generate gains from option premiums in an attempt to enhance distributions payable to the Fund’s shareholders and to reduce overall portfolio risk. However, there is no assurance that the Option Strategy will achieve its objectives.

Call options on individual securities are contracts representing the right to purchase the underlying equity security at a specified price (the “strike price”) at or before a specified future date (the “expiration date”). The price of the option is determined by trading activity in the broad options market and generally reflects the relationship between factors including the current value of the underlying equity security and the strike price, the volatility of the underlying equity security and the time remaining until the expiration date. As the writer (seller) of a call option, the Fund would receive cash (the premium) from the purchaser of the option, and the purchaser would have the right to receive from the Fund any appreciation in the value of the underlying security over the strike price upon exercise. In effect, the Fund would forgo the potential appreciation in the underlying security in exchange for the premium, although it would retain the risk of loss should the price of the underlying security decline. Therefore, the Fund’s use of the Option Strategy will generally limit the Fund’s ability to benefit from the full upside potential of its equity portfolio. Notwithstanding the foregoing, the Fund will be exposed to an increased risk of loss to the extent that it utilizes instruments that create leverage or otherwise engages in derivatives transactions (e.g., swaps or options) outside of the Options Strategy described herein.

As part of the Options Strategy, the Fund generally will write call options with a strike price that is above (“out-of-the-money”) the market value of the underlying security at the time the option is written. In addition to providing possible gains through premiums, out-of-the-money call options allow the Fund to potentially benefit from appreciation in the underlying security held by the Fund up to the strike price, but the Fund forgoes any appreciation above the strike price. The Fund also reserves the flexibility to write “at-the-money” (i.e., with a strike price equal to the market value of the underlying security) and “in-the-money” call options (i.e., with a strike price below the market value of the underlying security). The Fund will only write call options on individual securities if those options are “covered.” The Fund’s written call options on individual portfolio securities will be covered because the Fund will hold the underlying security in its portfolio throughout the term of the option. The Fund will not write options with respect to individual equity securities (other than equity indexes and exchange-traded funds (“ETFs”), as described below) that are not held in the Fund’s portfolio (i.e., “naked” options). The Fund may also write call options on equity indexes and ETFs. The Fund would cover any such options either by segregating liquid assets in an amount equal to its net obligations under the contract or by entering into offsetting positions.

The Fund generally will write “listed” call options that are originated and standardized by the Options Clearing Corporation and trade on a major exchange, although it also may write unlisted (or “over-the-counter”) call options and so-called “flex” options (options that are traded on an exchange, but with customized strike prices and expiration dates). The Fund’s Option Strategy could cause the Fund to recognize larger amounts of net short-term capital gains, which are taxable at the higher ordinary income tax rates when distributed to individual shareholders, than it otherwise would in the absence of such strategy. The Fund’s Option Strategy also could terminate or suspend the Fund’s holding period in the underlying securities, and, as a result, any dividends received by the Fund on those securities may not qualify for treatment as “qualified dividend income” (which is taxable to individual shareholders at the lower long-term capital gain rates).

The Fund may invest a significant portion of its assets in securities that have not been registered for public sale, including those that are eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933.

In addition to gaining “synthetic” exposure to convertible securities through derivatives as outlined above, the Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to adverse market, economic, political or other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may be less likely to achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first seven risks):

•	Market Risk

•	Issuer Risk

•	High Yield Risk

•	Equity Securities Risk

•	Fixed Income Risk

•	Smaller Company Risk

•	Derivatives Risk

•	Convertible Securities Risk

•	Credit and Counterparty Risk

•	Currency Risk

•	Emerging Markets Risk

•	Focused Investment Risk

•	Interest Rate Risk

•	Leveraging Risk

•	Liquidity Risk

•	Management Risk

•	Non-U.S. Investment Risk

•	Turnover Risk

AllianzGI Mid-Cap Fund		Ticker Symbol:
DRMCX (Inst. Class)

Principal Investments and Strategies

Investment Objective Seeks long-term capital appreciation	Fund Focus Medium capitalization equity securities	Approximate Primary Capitalization Range Same as the Russell Midcap Growth Index

Fund Category Growth Stocks		Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of medium-sized companies. The Fund currently defines medium-sized companies as those having market capitalizations comparable to those companies included in the Russell Midcap Growth Index (between $1.8 billion and $30.6 billion as of June 30, 2017). Under normal circumstances, the Fund invests primarily in equity securities of U.S. companies, but may invest a portion of its assets in non-U.S. securities, including through American Depositary Receipts (ADRs). The Fund may invest in securities issued in initial public offerings (IPOs) and real estate investment trusts (REITs).

The portfolio managers construct a broadly diversified Fund portfolio concentrated at the stock level with a high active share. In analyzing specific companies for possible investment, the portfolio managers ordinarily look for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; differentiated or superior products and services; and a sustainable competitive advantage. The portfolio managers sell securities as they deem appropriate, and generally when a stock meets or exceeds its price target, when better alternatives become available, and/or given an unsatisfactory progression of company fundamentals. Additionally, the portfolio managers take in consideration certain factors, such the securities’ market capitalization, to achieve the Fund’s investment objective, and as necessary for redemption purposes. Investments are not restricted to companies with a record of dividend payments.

In addition to traditional research activities, the portfolio managers use GrassrootsSM Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, provides a “second look” at potential investments, and checks marketplace assumptions about market demand for particular products and services.

Risk analysis and performance measurement are central to our investment processes. Risk is assessed at the overall portfolio, country, industry, style and individual security levels using market-standard measures, such as tracking error, Sharpe ratio, information ratio, volatility and portfolio beta. In addition, we augment these market-standard measures of risk with internal measures, using proprietary analysis to produce reports that provide a deeper perspective into the drivers of risk and return.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. Although the Fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time. In response to adverse market, economic, political or other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may be less likely to achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are (in alphabetical order after the first four risks):

•	Market Risk

•	Issuer Risk

•	Equity Securities Risk

•	Smaller Company Risk

•	Credit and Counterparty Risk

•	Currency Risk

•	Derivatives Risk

•	Focused Investment Risk

•	IPO Risk

•	Leveraging Risk

•	Liquidity Risk

•	Management Risk

•	Non-U.S. Investment Risk

•	REIT and Real Estate-Related Investment Risk

•	Turnover Risk

AllianzGI NFJ Large-Cap Value Fund		Ticker Symbol:
ANVIX (Inst. Class)

Principal Investments and Strategies

Investment Objective Seeks long-term growth of capital and income	Fund Focus Undervalued large capitalization common stocks	Approximate Primary Capitalization Range Market capitalizations that equal or exceed the market capitalization of the 400th largest company represented in the Russell 1000 Index

Fund Category Value Stocks		Dividend Frequency Quarterly

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of companies with large market capitalizations. The Fund currently considers a company’s market capitalization to be large if it equals or exceeds the market capitalization of the 400th largest company represented in the Russell 1000 Index (i.e., a market capitalization of at least approximately $12.5 billion as of June 30, 2017). The Fund may invest in real estate investment trusts (REITs) and in non-U.S. securities (including through American Depositary Receipts (ADRs)), including emerging market securities, and normally invests a significant portion of its assets in securities that the portfolio managers expect will generate income (for example, by paying dividends).

The portfolio managers use a value investing style focusing on companies whose securities the portfolio managers believe are undervalued. The portfolio managers partition the Fund’s selection universe by industry and then identify what they believe to be undervalued securities in each industry. While the Fund’s portfolio selections are guided by this analysis, the Fund’s industry allocations may deviate from those of its primary benchmark and typically represent a broad range of industry groups. The portfolio managers use quantitative factors to screen the Fund’s selection universe, analyzing factors such as price momentum (i.e., changes in security price relative to changes in overall market prices) and earnings estimate revisions (i.e., changes in analysts’ earnings-per-share estimates), and also review and consider fundamental changes. After still further narrowing the universe through a combination of quantitative analysis and fundamental research, the portfolio managers select the securities to be included in the Fund’s portfolio. The portfolio managers consider selling a security when any of the factors leading to its purchase materially changes or when a more attractive candidate is identified, including when an alternative security with strong fundamentals demonstrates a lower valuation ratio, a higher dividend yield or favorable qualitative metrics.

In response to adverse market, economic, political or other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may be less likely to achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first three risks):

•	Market Risk

•	Issuer Risk

•	Equity Securities Risk

•	Credit and Counterparty Risk

•	Currency Risk

•	Emerging Markets Risk

•	Focused Investment Risk

•	Liquidity Risk

•	Management Risk

•	Non-U.S. Investment Risk

•	REIT and Real Estate-Related Investment Risk

•	Turnover Risk

AllianzGI NFJ Mid-Cap Value Fund		Ticker Symbol:
PRNIX (Inst. Class)

Principal Investments and Strategies

Investment Objective Seeks long-term growth of capital and income	Fund Focus Undervalued medium capitalization common stocks	Approximate Primary Capitalization Range At least $3 billion and up to the largest company held in the Russell Midcap Index

Fund Category Value Stocks		Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of companies with medium market capitalizations. The Fund currently defines medium market capitalization companies as companies with a market capitalization of at least $3 billion and up to the largest company held in the Russell Midcap Index. As of June 30, 2017, the largest company held in the Russell Midcap Index had a market capitalization of $31.1 billion. The Fund may continue to hold securities of a portfolio company that subsequently appreciates above the medium market capitalization threshold. Because of this, the Fund may have less than 80% of its net assets in medium market capitalization stocks at any given time. The Fund normally invests a significant portion of its assets in securities of companies that the portfolio managers expect will generate income (for example, by paying dividends).

The portfolio managers use a value investing style focusing on companies whose securities the portfolio managers believe are undervalued. The portfolio managers partition the Fund’s selection universe by industry and then identify what they believe to be undervalued securities in each industry to determine potential holdings for the Fund representing a broad range of industry groups. The portfolio managers use quantitative factors to screen the Fund’s selection universe, analyzing factors such as price momentum (i.e., changes in security price relative to changes in overall market prices) and earnings estimate revisions (i.e., changes in analysts’ earnings-per-share estimates), and also review and consider fundamental changes. After still further narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select approximately 90 to 110 securities for the Fund. The portfolio managers consider selling a security when any of the factors leading to its purchase materially changes or when a more attractive candidate is identified, including when an alternative security with strong fundamentals demonstrates a lower valuation ratio, a higher dividend yield or favorable qualitative metrics.

The Fund may also invest in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 25% of its assets in non-U.S. securities, including emerging market securities, except that it may invest without limit in American Depositary Receipts (ADRs). The Fund may invest up to 20% of its assets in real estate investment trusts (REITs). The Fund may invest in securities of issuers deemed to be “acquired funds” for purposes of Acquired Fund Fees and Expenses determinations. Such investments may increase reported fund operating expenses.

In response to adverse market, economic, political or other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may be less likely to achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first four risks):

•	Market Risk

•	Issuer Risk

•	Equity Securities Risk

•	Smaller Company Risk

•	Credit and Counterparty Risk

•	Currency Risk

•	Emerging Markets Risk

•	Focused Investment Risk

•	Liquidity Risk

•	Management Risk

•	Non-U.S. Investment Risk

•	REIT and Real Estate-Related Investment Risk

•	Turnover Risk

AllianzGI NFJ Small-Cap Value Fund	Ticker Symbol:
PSVIX (Inst. Class)

Principal Investments and Strategies

Investment Objective Seeks long-term growth of capital and income	Fund Focus Undervalued small capitalization common stocks	Approximate Primary Capitalization Range Between $100 million and the greater of $4 billion or the capitalization of the largest company in the Russell 2000 Index

Fund Category Value Stocks		Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of companies with smaller market capitalizations. The Fund currently considers smaller market capitalization companies to be companies with market capitalizations of between $100 million and the greater of $4 billion or the capitalization of the largest company in the Russell 2000 Index. As of June 30, 2017, the market capitalization of the largest company in the Russell 2000 Index was $5.8 billion. The Fund may continue to hold securities of a portfolio company that subsequently appreciates above the smaller market capitalization threshold, including in situations where such securities continue to trade at valuations the portfolio managers consider attractive. Because of this, the Fund may have less than 80% of its net assets in smaller market capitalization stocks at any given time. The Fund normally invests a significant portion of its assets in securities that the portfolio managers expect will generate income (for example, by paying dividends). The Fund may also invest a portion of its assets in real estate investment trusts (REITs) and non-U.S. securities, including emerging market securities.

The portfolio managers use a value investing style focusing on companies whose securities the portfolio managers believe are undervalued. The portfolio managers partition the Fund’s selection universe by industry and then identify what they believe to be undervalued securities in each industry to determine potential holdings for the Fund representing a broad range of industry groups. The portfolio managers use quantitative factors to screen the Fund’s selection universe, analyzing factors such as price momentum (i.e., changes in security price relative to changes in overall market prices) and earnings estimate revisions (i.e., changes in analysts’ earnings-per-share estimates), and also review and consider fundamental changes. After still further narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select approximately 100 to 150 securities for the Fund. The portfolio managers consider selling a security when any of the factors leading to its purchase materially changes or when a more attractive candidate is identified, including when an alternative security with strong fundamentals demonstrates a lower valuation ratio, a higher dividend yield or favorable qualitative metrics.

In response to adverse market, economic, political or other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may be less likely to achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first four risks):

•	Market Risk

•	Issuer Risk

•	Equity Securities Risk

•	Smaller Company Risk

•	Credit and Counterparty Risk

•	Currency Risk

•	Emerging Markets Risk

•	Focused Investment Risk

•	Liquidity Risk

•	Management Risk

•	Non-U.S. Investment Risk

•	REIT and Real Estate-Related Investment Risk

•	Turnover Risk

AllianzGI Small-Cap Blend Fund		Ticker Symbol:
AZBIX (Inst. Class)
Principal Investments and Strategies

Investment Objective Seeks long-term capital appreciation	Fund Focus Equity securities of smaller and micro capitalization U.S. issuers	Approximate Primary Capitalization Range Smaller than the largest company in the Russell 2000 Index

Fund Category Blend Stocks		Dividend Frequency At least annually

The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in companies with smaller market capitalizations. The Fund expects to invest principally in U.S. companies but may invest to a lesser extent in non-U.S. companies. The Fund currently considers smaller market capitalization companies to be companies with market capitalizations that are smaller than the largest company in the Russell 2000 Index (approximately $5.8 billion as of June 30, 2017). The portfolio managers generally seek exposure to smaller capitalization companies by employing four distinct small-cap strategies or “sleeves” for selecting individual stocks:

•	U.S. Systematic Small-Cap;

•	Small-Cap Managed Volatility;

•	U.S. Small-Cap Growth; and

•	Micro-cap.

The allocation of Fund assets among these sleeves is set from time to time and may periodically be adjusted through a collaborative effort among the portfolio managers. Such allocations will not be equal and allocations to certain sleeves may be significantly larger than allocations to other sleeves. The portfolio managers consider whether to sell a particular security when a factor applicable to the relevant sleeve, or to the Fund as a whole, materially changes or when a more attractive investment candidate is available. The Fund may experience a high portfolio turnover rate relative to other series of Allianz Funds as a consequence of the investment strategies associated with each sleeve and the portfolio managers’ optimization process.

The portion of the Fund’s assets allocated to the U.S. Systematic Small-Cap sleeve will, under normal conditions, be invested primarily in common stocks of companies with smaller market capitalizations that are listed on U.S. exchanges. Members of the portfolio management team managing this sleeve believe that behavioral biases of investors contribute to market inefficiencies. Their quantitative investment process begins with a proprietary investment-return forecasting model which combines behavioral factors (which seek to capitalize on human behavioral biases (i.e., systematic tendencies) from financial analysts, company management and investors), with intrinsic and valuation factors (which are expected to provide tangible measures of a company’s true worth). The portfolio managers integrate this multi-factor approach with a proprietary risk model to construct the Fund’s portfolio, with constraints at the individual security and industry level to manage exposures relative to the benchmark (currently, the Russell 2000 Index). Additionally, all investment recommendations are thoroughly vetted on an individual company level to confirm the investment rationale and suitability before a purchase or sale. The portfolio managers consider whether to sell a particular security based on the attractiveness in the team’s alpha model, an increase in stock-specific risk, or because the stock is highly correlated with other stocks in the portfolio. The integrated relationship between research and portfolio management combines the latest research from the academic and investment management communities with real-world portfolio management experience to attempt to maximize excess return opportunities within a framework that seeks to control risk. The investment approach is quantitative in nature, therefore the majority of research conducted through alpha model, risk model and portfolio construction research.

The Small-Cap Managed Volatility sleeve employs a strategy for selecting individual stocks while also focusing on the sleeve’s volatility profile. This focus may result in the sleeve outperforming the general securities market during periods of flat or negative market performance, and underperforming the general securities market during periods of strong positive market performance that are typically led by growth oriented stocks with higher correlation to broader market movements. This strategy utilizes a dynamic quantitative process combined with a fundamentals-based, actively-managed security selection process to make individual security and sector selection decisions. Under the Small-Cap Managed Volatility strategy, the portfolio managers seek to emphasize stocks that exhibit a lower sensitivity to broader market movements (or “beta”), as they believe that stocks with higher betas are not rewarded with commensurately higher returns by the market. The portfolio construction process for the Small-Cap Managed Volatility sleeve is iterative in nature, consisting of multiple layers of review and analysis. Initially, the portfolio managers build a fully invested and diversified portfolio subject to sector and security constraints with a goal of minimizing total volatility as measured by the standard deviation of returns. The team then overlays a proprietary stock selection model and seeks to build a final portfolio of stocks that considers the trade off between volatility and sources of relative performance (or “alpha”).

Under the U.S. Small-Cap Growth strategy, the portfolio managers follow a disciplined, fundamental, bottom-up research process for selecting individual stocks. Their strategy focuses on companies undergoing positive fundamental change, with sustainable growth characteristics. Under this strategy, the portfolio managers look for what they believe to be the best risk-reward candidates within the investment universe, defined as equities that are expected to appreciate based on accelerating fundamental performance, rising expectations and related multiple expansion. Once the portfolio managers believe that positive fundamental change is occurring and will likely lead to accelerating fundamental performance, they seek evidence that such change will be a longer-term sustainable trend. Lastly, the portfolio managers determine if the investment is timely with regard to relative valuation and price strength, exploiting stocks that they believe are underpriced relative to their potential.

Under the Micro-cap strategy, the portfolio managers invest in stocks of micro-cap companies. The Fund currently considers micro-cap companies to be companies with market capitalizations that are smaller than the largest company in the Russell Microcap Growth Index (approximately $1.6 billion as of June 30, 2017). The Micro-cap sleeve is focused on micro-cap stocks which the portfolio managers believe have the potential for robust growth. The portfolio managers believe that the performance of micro-cap stocks is generally based on factors specific to an individual stock rather than general economic conditions, and the Micro-cap strategy therefore generally favors an actively managed approach.

In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest a substantial portion of its assets in securities issued in initial public offerings (IPOs). The Fund may invest up to 15% of its assets in non-U.S. securities, except that it may invest without limit in American Depositary Receipts (ADRs). The Fund may also invest a portion of its assets in real estate investment trusts (REITs). In order to gain exposure to desired asset classes or securities, or for hedging or other investment purposes, the Fund may also utilize foreign currency exchange contracts, options, stock index futures contracts, warrants and other derivative instruments. Although the Fund did not invest significantly in derivative instruments as of the end of its initial fiscal year, it may do so at any time.

In response to adverse market, economic, political and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may be less likely to achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first five risks):

•	Market Risk

•	Issuer Risk

•	Equity Securities Risk

•	Non-U.S. Investment Risk

•	Smaller Company Risk

•	Credit and Counterparty Risk

•	Currency Risk

•	Derivatives Risk

•	Focused Investment Risk

•	IPO Risk

•	Leveraging Risk

•	Liquidity Risk

•	Management Risk

•	REIT and Real Estate-Related Investment Risk

•	Turnover Risk

AllianzGI Advanced Core Bond Portfolio

Principal Investments and Strategies

Investment Objective Seeks long-term risk adjusted total net return	Portfolio Focus Investment grade fixed income securities	Credit Quality Not more than 20% of assets below investment grade

Portfolio Category Fixed Income Securities		Dividend Frequency Quarterly

The Portfolio seeks to achieve its investment objective by investing in a broad range of fixed income securities and other instruments that the portfolio managers believe will optimize the risk-return profile of the Portfolio. The Portfolio will normally invest at least 80% of its net assets (plus borrowings made for investment purposes) in bonds and other fixed income securities, including derivative instruments that provide synthetic exposure to fixed income securities. The Portfolio will normally seek to maintain an average portfolio duration within three years above or below that of its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index, which as of December 31, 2017 was 5.98 years. Duration is a measure of price volatility and interest rate sensitivity computed as the weighted average time remaining until receipt of cash flow from a fixed-income instrument. Other duration measures may also be used to determine the sensitivity of securities prices to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. The Portfolio may invest in securities of any credit quality, though will focus on securities rated B- (or its equivalent) or higher and will normally not invest more than 20% of its assets in securities which at the time of acquisition carry a rating below investment grade (also referred to as high yield or “junk” bonds). The Portfolio’s average credit quality can vary as the portfolio managers deem appropriate.

The Portfolio implements AllianzGI U.S.’s “advanced fixed income” strategy, under which the portfolio managers utilize a flexible and active global diversification process across a wide range of fixed income asset classes to seek systematic identification of what they believe are fundamental debt market inefficiencies. The portfolio managers begin with a very large investment universe of several thousand potential investments, and then initially narrow the field through advanced proprietary analytical methods designed to identify and simplify the complex relationships between numerous economic variables.

In an effort to build a well-balanced final portfolio, the team uses fundamental research and quantitative analysis to implement several investment strategies in parallel, including the four strategies outlined below. In the following list, the first two strategies build upon top-down processes for investment allocation, whereas the third and fourth are bottom-up approaches to individual security selection.

•	Safe Spread (Long-Term): The portfolio managers strategically substitute, in place of securities contained in the Portfolio’s benchmark (the Bloomberg Barclays U.S. Aggregate Bond Index), comparable bonds and other assets offering the same risk profile but with a higher return. For example, Government bonds may be replaced by debt securities backed by cash flows of public sector loans (“covered bonds”) or bonds issued by agencies.

•	Tactical Allocation (Short to Medium Term): The portfolio managers actively manage the allocation between asset classes based on tactical factors such as risk aversion and fundamentals. Duration, curve and country allocation are also considered tactical.

•	Security Selection on Secondary Markets: The portfolio managers adjust their selection and weighting of individual securities based on issuer credit. In selecting sovereign bonds, the portfolio managers focus on an analysis of the instrument’s liquidity, while for covered and corporate bonds, they apply a relative value analysis that groups bonds by risk categories to assess relative value.

•	Participation in New Issues: The portfolio managers seek to capture primary market premiums through participation in new issues and initial public offerings of bonds.

The portfolio managers may consider selling a particular investment when they perceive a decline in relative attractiveness to other issues, and/or a decline in industry fundamentals, if any of the original reasons for purchase materially changes, or if the weighting of a particular security is significantly reduced on, or eliminated from, the Portfolio’s benchmark index.

Under normal circumstances the Portfolio will seek exposure primarily to investment grade fixed income securities issued or guaranteed by governments, municipalities, agencies, supranationals, regional or local authorities, and corporate issuers. The Portfolio may invest in any type of fixed income security, including Treasury bonds, corporate bonds, commercial mortgage-backed securities, asset-backed securities, mortgage-backed securities, high yield (i.e., “junk”) bonds, Yankee bonds, sovereign, sub-sovereign and supranational bonds, non-U.S. corporate bonds, covered bonds, emerging market debt and other fixed income instruments. The Portfolio may participate in new issues and initial public offerings (“IPOs”) in primary markets for fixed income securities. The Portfolio is not limited in its ability to invest in fixed income securities denominated in non-U.S. currencies or by non-U.S. issuers, including issuers located in emerging market countries. However, under normal circumstances, the Portfolio may invest only up to 20% of its net assets in bonds and other fixed income securities issued in non-U.S. currencies to the extent that the Portfolio’s currency exposure on such securities is not hedged to the U.S. dollar.

The Portfolio may utilize various derivative instruments and related strategies, including to gain exposure to one or more of the issuers and fixed income securities referred to above. The Portfolio may utilize derivatives of all types and may invest in, without limitation, Treasury futures and options, interest rate swaps, credit default swaps, and “to be announced” securities (“TBAs”), in order to achieve its investment objective. The Portfolio may use derivatives for hedging or efficient portfolio management purposes, as well as for investment purposes, and may use them to increase the Portfolio’s exposure beyond what it could achieve by investing in more conventional securities. The Portfolio may invest in currency-related transactions, such as forward transaction (including deliverable and non-deliverable forwards), currency futures transactions and currency options transactions, and may also invest directly in foreign currencies, in each case for hedging or other investment purposes.

The Portfolio is “non-diversified,” which means that it may invest a significant portion of its assets in a relatively small number of issuers, which may increase risk.

The Portfolio may invest in the securities of issuers of any market capitalization, including smaller capitalization companies. In response to adverse market, economic, political or other conditions, the Portfolio may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Portfolio may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first six risks):

•	Fixed Income Risk

•	Market Risk

•	Issuer Risk

•	Interest Rate Risk

•	Credit and Counterparty Risk

•	Liquidity Risk

•	Currency Risk

•	Derivatives Risk

•	Emerging Markets Risk

•	Focused Investment Risk

•	High Yield Risk

•	IPO Risk

•	Leveraging Risk

•	Management Risk

•	Mortgage-Related and Other Asset-Backed Risk

•	Non-U.S. Investment Risk

•	Smaller Company Risk

•	Turnover Risk

AllianzGI Best Styles Global Managed Volatility Portfolio

Principal Investments and Strategies

Investment Objective Seeks long-term capital appreciation	Portfolio Focus Global equity securities	Approximate Primary Capitalization Range All capitalizations

Portfolio Category Blend Stocks		Dividend Frequency At least Annually

The Portfolio seeks to achieve its investment objective by investing in a diversified portfolio of global equities and is managed with reference to the MSCI All Country World Minimum Volatility Index (the “Index”). The Portfolio normally invests primarily in equity securities of companies located both in the U.S. and outside of the U.S., including emerging market securities. Under normal circumstances, the Portfolio will not invest in companies located in any single country (including the U.S.) in excess of the larger of: (i) 50% of its net assets, or (ii) a portion of its net assets equal to 5% more than the applicable country’s weight in the Index. As of December 31, 2017, the market capitalization-based weighting of the U.S. in the Index was approximately 57.19%. The Portfolio may invest in issuers of any market capitalization, including smaller capitalization companies. The Portfolio normally invests primarily in common stocks, either directly or indirectly through depositary receipts such as American Depositary Receipts (ADRs) and Global Depositary Receipt (GDRs).

The Portfolio’s investment process integrates top-down investment style research and proprietary fundamental bottom-up company research with a rigorous risk management process in an effort to deliver a stable and sustainable pattern of excess returns relative to the Index. The Portfolio’s investment strategy centers on the portfolio managers’ belief that individual investment styles (as described below) carry long-term “risk premiums” that are largely independent of the current economic or market environment and that can be captured using a disciplined investment approach. “Risk premiums” represent the potential added value resulting from investments in certain sub-segments of the market that may carry higher risks but have historically led to higher returns on investment in favorable market conditions.

The investment process begins with a broad investment universe containing at least 4,000 equity securities across both developed and emerging markets. The portfolio managers evaluate securities based on quantitative “investment style” research and may also incorporate the results of “bottom-up” analysis by the Manager’s fundamental research team. Investment style research categorizes companies through a proprietary quantitative model that scores each company along several investment style categories, described below (Value, Earnings Change, Price Momentum, Growth, and Quality). Fundamental research evaluates each company identified as an investment candidate through the quantitative “investment style” research process using a wide range of company-specific information gathered by in-house analysts and external sources. In selecting individual stocks with attractive fundamental characteristics, the portfolio managers seek to diversify the mix of investment styles represented across the whole portfolio (i.e., by making sure high-scoring issuers from all of the investment styles are among the final holdings). The portfolio managers attempt to control for risk factors, such as over- and under-weights relative to the Index as to region, country or economic sector and the portfolio’s sensitivity to broader market movements (or “beta”). The portfolio managers also seek to control for risks associated with volatility and accordingly conduct their security-selection process with reference to the Index, which is designed to reflect the performance characteristics of a minimum variance strategy applied to the MSCI All-Country World Index (the “Parent Index”), an index consisting principally of large- and mid-cap equities across a wide range of developed and emerging markets countries. The Index implements a “minimum variance strategy” by optimizing its Parent Index for the lowest absolute risk (within a given set of constraints). The Portfolio is expected to include at least 250 securities and, as a whole, is expected to exhibit levels of beta and volatility that are similar to those of the Index.

The following investment styles are considered in managing the Portfolio:

•	The Value investment style selects equity securities that the portfolio managers believe have attractive valuations based on metrics including dividend yield, price-to-earnings, price-to-cash flow and price-to-book ratios, as compared to other equity securities in the investable universe.

•	The Earnings Change investment style is designed to capture shorter-term, trend-following investment opportunities and generally selects equity securities with positive earnings revisions, announcements or surprises.

•	The Price Momentum investment style is also trend-following and generally selects equity securities with positive price momentum and relative strength within the investable universe.

•	The Growth investment style generally selects equity securities with expected and historical earnings growth and dividend growth.

•	The Quality investment style generally emphasizes equity securities with strong profitability and historical earnings stability, and considers additional factors, such as whether a company has improving margins, positive net income, positive operating capital, decreasing long-term debt and high-quality earnings, among others.

The Portfolio’s research suggests that, while each of the investment styles described above can be individually successful over the long-term and during certain periods, each investment style may also experience “downswings” (i.e., during certain market, economic, or other conditions an individual investment style may underperform compared to the relevant broad equity market). Building a portfolio with a diversified mix of investment styles is the Portfolio’s attempt to mitigate what the portfolio managers believe to be the cyclical nature of the individual investment styles. As discussed above, the Portfolio is managed with reference to the Index and is designed to fulfill an investor’s desired allocation to global equities and a managed volatility strategy. The Portfolio utilizes an investment strategy that focuses on the overall management of portfolio volatility and favors stocks that demonstrate lower beta. The focus may result in the Portfolio outperforming the general securities market during periods of flat or negative market performance, and underperforming the general securities market during periods of strong positive market performance. There is no guarantee that the Portfolio will exhibit this trait. The portfolio managers expect to rebalance the Portfolio periodically. The portfolio managers also regularly monitor the risk and return profiles of the portfolio and each investment style, and consider whether to sell a particular security when any factors materially change, or when a more attractive investment candidate is available.

The Portfolio may participate in initial public offerings (IPOs). The Portfolio may also invest a portion of its assets in real estate investment trusts (REITs). The Portfolio may also utilize foreign currency exchange contracts, stock index futures contracts, warrants and other derivative instruments. Although the Portfolio did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time.

In response to adverse market, economic, political or other conditions, the Portfolio may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Portfolio may be less likely to achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first six risks):

•	Equity Securities Risk

•	Market Risk

•	Issuer Risk

•	Non-U.S. Investment Risk

•	Emerging Markets Risk

•	Smaller Company Risk

•	Credit and Counterparty Risk

•	Currency Risk

•	Derivatives Risk

•	Focused Investment Risk

•	IPO Risk

•	Leveraging Risk

•	Liquidity Risk

•	Management Risk

•	REIT and Real Estate-Related Investment Risk

•	Turnover Risk

AllianzGI Global Small-Cap Opportunities Portfolio

Principal Investments and Strategies

Investment Objective Seeks long-term capital appreciation	Portfolio Focus Smaller capitalization common stocks of U.S. and non-U.S. companies	Approximate Primary Capitalization Range MSCI ACWI Small Cap Index

Portfolio Category Global stocks		Dividend Frequency Annually

The Portfolio seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in companies with market capitalizations no larger than those of companies included in the MSCI ACWI Small Cap Index (capitalizations of up to $10.95 billion as of December 31, 2017). The Portfolio normally invests primarily in equity securities of both U.S. and non-U.S. companies, including emerging market securities. Under normal market conditions, the Portfolio will invest at least 40% of its assets in non-U.S. securities. Notwithstanding the previous sentence, if the weighting of non-U.S. securities in the MSCI ACWI Small Cap Index drops below 45%, the Portfolio may invest a lower amount in non-U.S. securities, which will normally not be less than 5% below the weighting of non-U.S. securities on the MSCI ACWI Small Cap Index as of the most recently published month-end composition. As of December 31, 2017, the capitalization weighting of non-U.S. securities in the MSCI ACWI Small Cap Index was approximately 51.51%. The portfolio managers intend to diversify the Portfolio’s investments across geographic regions and economic sectors, and under normal circumstances geographic and sector weightings will be set with reference to (though with such deviations as the portfolio managers feel appropriate from) those included in the MSCI ACWI Small Cap Index.

The portfolio managers begin with an investment universe of approximately 9,000 small-cap equity securities and then assess individual securities using a proprietary multi-factor alpha model and a quantitative risk management process which provides a daily investment view on each stock in the universe. The portfolio managers manage the portfolio with reference to the geographic, industry, and capitalizations characteristics of the MSCI ACWI Small Cap Index by selecting approximately 80 to 150 securities for the Portfolio. The Portfolio typically includes stocks that are not part of the benchmark index and may, but is not required to, include stocks that are part of the benchmark index.

The portfolio managers seek to invest in equities which are benefiting from change not yet fully reflected in the market. Their quantitative investment process begins with a proprietary investment-return forecasting model which combines behavioral factors (which seek to capitalize on human behavioral biases (i.e., systematic tendencies) from financial analysts, company management and investors), with intrinsic and valuation factors (which are expected to provide tangible measures of a company’s true worth). The portfolio managers integrate this multi-factor approach with a proprietary risk model to form the basis of portfolio construction, with constraints at the individual security and industry level to manage exposures relative to the benchmark. Additionally, all investment recommendations are reviewed by one or more portfolio managers to confirm consistency with the Portfolio’s investment strategies before a purchase or sale. The portfolio managers consider whether to sell a particular security based on a number of various factors, which may include its attractiveness in the team’s investment-return forecasting model, an increase in stock-specific risk, or because the stock is highly correlated with other stocks in the portfolio. The Portfolio may experience a high portfolio turnover rate as a consequence of this investment strategy and the portfolio managers’ optimization process.

The integrated relationship between research and portfolio management combines the latest research from the academic and investment management community with real-world portfolio management experience in an attempt to maximize excess return opportunities within a risk-controlled framework. The investment approach is predominantly quantitative in nature, and ongoing research is conducted to improve the investment-return forecasting model, risk model and portfolio construction process.

In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Portfolio may invest in securities issued in initial public offerings (IPOs), exchange-traded funds (ETFs) and equity-related instruments. Equity-related instruments are securities and other instruments, including derivatives such as equity-linked securities, whose investment results are intended to correspond generally to the performance of one or more specified equity securities or of a specified equity index or analogous “basket” of equity securities. The Portfolio may also utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments; although the Portfolio does not intend to invest significantly in derivatives that are not equity-linked securities, it may do so at any time. The Portfolio may also invest a portion of its assets in real estate investment trusts (REITs).

In response to adverse market, economic, political or other conditions, the Portfolio may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Portfolio may be less likely to achieve its investment objective when it does so.

Principal Risks

•	Market Risk

•	Issuer Risk

•	Equity Securities Risk

•	Non-U.S. Investment Risk

•	Emerging Markets Risk

•	Smaller Company Risk

•	Credit and Counterparty Risk

•	Currency Risk

•	Derivatives Risk

•	Focused Investment Risk

•	IPO Risk

•	Large Shareholder Risk

•	Leveraging Risk

•	Liquidity Risk

•	Management Risk

•	REIT and Real Estate-Related Investment Risk

•	Turnover Risk

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	Ticker Symbol: ZROZ

Investment Objective	Fund Focus	Dividend Frequency
The Fund seeks to provide total return that closely corresponds, before fees and expenses, to the total return of The ICE BofAML Long US Treasury Principal STRIPS IndexSM.	The component securities of The ICE BofAML Long US Treasury Principal STRIPS IndexSM	Declared and distributed quarterly

Fund Category Fixed income

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its total assets (exclusive of collateral held from securities lending) in the component securities (“Component Securities”) of The ICE BofAML Long US Treasury Principal STRIPS IndexSM (the “Underlying Index”). The Fund may invest the remainder of its assets in Fixed Income Instruments that are not Component Securities, but which Pacific Investment Management Company LLC (“PIMCO”) believes will help the Fund track its Underlying Index, as well as in cash and investment grade, liquid short-term instruments, forwards or derivatives, such as options, futures contracts or swap agreements, and shares of affiliated bond funds. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund will closely correspond to the portfolio duration of the securities comprising its Underlying Index, as calculated by PIMCO, which as of September 30, 2017 was 28.53 years. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

The Underlying Index is an unmanaged index comprised of long maturity Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) representing the final principal payment of U.S. Treasury bonds. The principal STRIPS comprising the Underlying Index must have 25 years or more remaining term to final maturity and must be stripped from U.S. Treasury bonds having at least $1 billion in outstanding face value. As of September 30, 2017 there were 20 issues in the Underlying Index. Index constituents are capitalization-weighted based on the security prices times an assumed face value of $1 billion per constituent security. The Underlying Index is rebalanced quarterly on March 31, June 30, September 30 and December 31, based on information available up to and including the third business day before the last business day of the rebalancing month. Securities that no longer meet the qualifying criteria during the course of the quarter remain in the Underlying Index until the next quarterly rebalancing date at which point they are dropped from the Underlying Index. It is not possible to invest directly in the Underlying Index. The Underlying Index does not reflect deductions for fees, expenses or taxes.
PIMCO uses an indexing approach in managing the Fund’s investments. The Fund employs a representative sampling strategy in seeking to achieve its investment objective. In using this strategy, PIMCO seeks to invest in a combination of Component Securities and other instruments, or in Component Securities but in different proportions as compared to the weighting of the Underlying Index, such that the portfolio effectively provides exposure to the Underlying Index. In using a representative sampling strategy, the Fund may not track its Underlying Index with the same degree of accuracy as a fund that replicates the composition and weighting of the Underlying Index. Unlike many investment companies, the Fund does not attempt to outperform the index the Fund tracks. An indexing approach may eliminate the chance that the Fund will substantially outperform its Underlying Index but also may reduce some of the risks of active management. Indexing seeks to achieve lower costs by keeping portfolio turnover low in comparison to actively managed investment companies.

The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements. The Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below.

Market Trading Risk: the risk that an active secondary trading market for Fund shares does not continue once developed, that the Fund may not continue to meet a listing exchange’s trading or listing requirements, or that Fund shares trade at prices other than the Fund’s net asset value

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity

Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including liquidity, leverage, interest rate, market, credit and management risks, mispricing or valuation complexity. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund’s use of derivatives may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the Fund’s clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. Changes in regulation relating to a fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund’s performance

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss

Management and Tracking Error Risk: the risk that the portfolio manager’s investment decisions may not produce the desired results or that the Fund’s portfolio may not closely track the Underlying Index for a number of reasons. The Fund incurs operating expenses, which are not applicable to the Underlying Index, and the costs of buying and selling securities, especially when rebalancing the Fund’s portfolio to reflect changes in the composition of the Underlying Index. Performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index due to legal restrictions, cost or liquidity restraints. The risk that performance of the Fund and the Underlying Index may vary may be heightened during periods of increased market volatility or other unusual market conditions. In addition, the Fund’s use of a representative sampling approach may cause the Fund to be less correlated to the return of the Underlying Index than if the Fund held all of the securities in the Underlying Index

Indexing Risk: the risk that the Fund is negatively affected by general declines in the asset classes represented by the Underlying Index

PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	Ticker Symbol: STPZ

Investment Objective	Fund Focus	Dividend Frequency
The Fund seeks to provide total return that closely corresponds, before fees and expenses, to the total return of ICE BofAML 1-5 Year US Inflation-Linked Treasury IndexSM.	The component securities of The ICE BofAML 1-5 Year US Inflation-Linked Treasury IndexSM	Declared and distributed monthly

Fund Category Fixed income

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its total assets (exclusive of collateral held from securities lending) in the component securities (“Component Securities”) of The ICE BofAML 1-5 Year US Inflation-Linked Treasury IndexSM (the “Underlying Index”). The Fund may invest the remainder of its assets in Fixed Income Instruments that are not Component Securities, but which Pacific Investment Management Company LLC (“PIMCO”) believes will help the Fund track its Underlying Index, as well as in cash and investment grade, liquid short-term instruments, forwards or derivatives, such as options, futures contracts or swap agreements, and shares of affiliated bond funds. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The dollar-weighted average portfolio maturity of this Fund will closely correspond to the average maturity of its Underlying Index, which as of September 30, 2017 was 3.17 years.

The Underlying Index is an unmanaged index comprised of Treasury Inflation-Protected Securities (“TIPS”) with a maturity of at least 1 year and less than 5 years. TIPS are publicly issued, dollar denominated U.S. Government securities issued by the U.S. Treasury that have principal and interest payments linked to official inflation (as measured by the Consumer Price Index, or CPI). Their payments are supported by the full faith and credit of the United States. The TIPS in the Underlying Index have a minimum $1 billion of outstanding face value, have 1 to 5 years remaining to maturity and have interest and principal payments tied to inflation. Original issue zero coupon bonds can be included in the Underlying Index and the amounts outstanding of qualifying coupon securities are not reduced by any portions that have been stripped. As of September 30, 2017, there were 12 TIPS issues in the Underlying Index. The Underlying Index is capitalization-weighted and the composition of TIPS is updated monthly. Intra-month cash flows are reinvested daily, at the beginning-of-month 1-month LIBID rate, until the end of the month at which point all cash is removed from the Underlying Index. It is not possible to invest directly in the Underlying Index. The Underlying Index does not reflect deductions for fees, expenses or taxes.

PIMCO uses an indexing approach in managing the Fund’s investments. The Fund employs a representative sampling strategy in seeking to achieve its investment objective. In using this strategy, PIMCO seeks to invest in a combination of Component Securities and other instruments, or in Component Securities but in different proportions as compared to the weighting of the Underlying Index, such that the portfolio effectively provides exposure to the Underlying Index. In using a representative sampling strategy, the Fund may not track its Underlying Index with the same degree of accuracy as a fund that replicates the composition and weighting of the Underlying Index. Unlike many investment companies, the Fund does not attempt to outperform the index the Fund tracks. An indexing approach may eliminate the chance that the Fund will substantially outperform its Underlying Index but also may reduce some of the risks of active management. Indexing seeks to achieve lower costs by keeping portfolio turnover low in comparison to actively managed investment companies.

The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements. The Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in real interest rates and in the case of inflation-linked bonds, increased inflation.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below.

Market Trading Risk: the risk that an active secondary trading market for Fund shares does not continue once developed, that the Fund may not continue to meet a listing exchange’s trading or listing requirements, or that Fund shares trade at prices other than the Fund’s net asset value

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features

Inflation-Indexed Security Risk: the risk that the value of an inflation-indexed security (such as TIPS) tends to decrease when real interest rates increase and increase when real interest rates decrease and interest payments on inflation-indexed securities will vary along with changes in the CPI

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity

Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including liquidity, leverage, interest rate, market, credit and management risks, mispricing or valuation complexity. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund’s use of derivatives may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the Fund’s clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. Changes in regulation relating to a fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/ or adversely affect the value of derivatives and the Fund’s performance

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss

Management and Tracking Error Risk: the risk that the portfolio manager’s investment decisions may not produce the desired results or that the Fund’s portfolio may not closely track the Underlying Index for a number of reasons. The Fund incurs operating expenses, which are not applicable to the Underlying Index, and the costs of buying and selling securities, especially when rebalancing the Fund’s portfolio to reflect changes in the composition of the Underlying Index. Performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index due to legal restrictions, cost or liquidity restraints. The risk that performance of the Fund and the Underlying Index may vary may be heightened during periods of increased market volatility or other unusual market conditions. In addition, the Fund’s use of a representative sampling approach may cause the Fund to be less correlated to the return of the Underlying Index than if the Fund held all of the securities in the Underlying Index

Indexing Risk: the risk that the Fund is negatively affected by general declines in the asset classes represented by the Underlying Index

PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	Ticker Symbol: LTPZ

Investment Objective	Fund Focus	Dividend Frequency
The Fund seeks to provide total return that closely corresponds, before fees and expenses, to the total return of The ICE BofAML 15+ Year US Inflation-Linked Treasury IndexSM.	The component securities of The ICE BofAML 15+ Year US Inflation-LinkedSM Treasury Index	Declared and distributed monthly

Fund Category Fixed income

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its total assets (exclusive of collateral held from securities lending) in the component securities (“Component Securities”) of The ICE BofAML 15+ Year US Inflation-Linked Treasury IndexSM (the “Underlying Index”). The Fund may invest the remainder of its assets in Fixed Income Instruments that are not Component Securities, but which Pacific Investment Management Company LLC (“PIMCO”) believes will help the Fund track its Underlying Index, as well as in cash and investment grade, liquid short-term instruments, forwards or derivatives, such as options, futures contracts or swap agreements, and shares of affiliated bond funds. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The dollar-weighted average portfolio maturity of this Fund will closely correspond to the average maturity of its Underlying Index, which as of September 30, 2017 was 25.56 years.

The Underlying Index is an unmanaged index comprised of Treasury Inflation-Protected Securities (“TIPS”) with a maturity of at least 15 years. TIPS are publicly issued, dollar denominated U.S. Government securities issued by the U.S. Treasury that have principal and interest payments linked to official inflation (as measured by the Consumer Price Index, or CPI). Their payments are supported by the full faith and credit of the United States. The TIPS in the Underlying Index have a minimum $1 billion of outstanding face value, have at least 15 years remaining to maturity and have interest and principal payments tied to inflation. Original issue zero coupon bonds can be included in the Underlying Index and the amounts outstanding of qualifying coupon securities are not reduced by any portions that have been stripped. As of September 30, 2017, there were 8 TIPS issues in the Underlying Index. The Underlying Index is capitalization-weighted and the composition of TIPS is updated monthly. Intra-month cash flows are reinvested daily, at the beginning-of-month 1-month LIBID rate, until the end of the month at which point all cash is removed from the Underlying Index. It is not possible to invest directly in the Underlying Index. The Underlying Index does not reflect deductions for fees, expenses or taxes.

PIMCO uses an indexing approach in managing the Fund’s investments. The Fund employs a representative sampling strategy in seeking to achieve its investment objective. In using this strategy, PIMCO seeks to invest in a combination of Component Securities and other instruments, or in Component Securities but in different proportions as compared to the weighting of the Underlying Index, such that the portfolio effectively provides exposure to the Underlying Index. In using a representative sampling strategy, the Fund may not track its Underlying Index with the same degree of accuracy as a fund that replicates the composition and weighting of the Underlying Index. Unlike many investment companies, the Fund does not attempt to outperform the index the Fund tracks. An indexing approach may eliminate the chance that the Fund will substantially outperform its Underlying Index but also may reduce some of the risks of active management. Indexing seeks to achieve lower costs by keeping portfolio turnover low in comparison to actively managed investment companies.

The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements. The Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in real interest rates and in the case of inflation-linked bonds, increased inflation.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, listed below.

Market Trading Risk: the risk that an active secondary trading market for Fund shares does not continue once developed, that the Fund may not continue to meet a listing exchange’s trading or listing requirements, or that Fund shares trade at prices other than the Fund’s net asset value

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features

Inflation-Indexed Security Risk: the risk that the value of an inflation-indexed security (such as TIPS) tends to decrease when real interest rates increase and increase when real interest rates decrease and interest payments on inflation-indexed securities will vary along with changes in the CPI

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity

Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including liquidity, leverage, interest rate, market, credit and management risks, mispricing or valuation complexity. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund’s use of derivatives may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the Fund’s clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. Changes in regulation relating to a fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund’s performance.

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss

Management and Tracking Error Risk: the risk that the portfolio manager’s investment decisions may not produce the desired results or that the Fund’s portfolio may not closely track the Underlying Index for a number of reasons. The Fund incurs operating expenses, which are not applicable to the Underlying Index, and the costs of buying and selling securities, especially when rebalancing the Fund’s portfolio to reflect changes in the composition of the Underlying Index. Performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index due to legal restrictions, cost or liquidity restraints. The risk that performance of the Fund and the Underlying Index may vary may be heightened during periods of increased market volatility or other unusual market conditions. In addition, the Fund’s use of a representative sampling approach may cause the Fund to be less correlated to the return of the Underlying Index than if the Fund held all of the securities in the Underlying Index

Indexing Risk: the risk that the Fund is negatively affected by general declines in the asset classes represented by the Underlying Index

PIMCO Broad U.S. TIPS Index Exchange-Traded Fund	Ticker Symbol: TIPZ

Investment Objective	Fund Focus	Dividend Frequency
The Fund seeks to provide total return that closely corresponds, before fees and expenses, to the total return of The ICE BofAML US Inflation-Linked Treasury IndexSM.	The component securities of The ICE BofAML US Inflation-Linked Treasury IndexSM	Declared and distributed monthly

Fund Category Fixed income

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its total assets (exclusive of collateral held from securities lending) in the component securities (“Component Securities”) of The ICE BofAML US Inflation-Linked Treasury IndexSM (the “Underlying Index”). The Fund may invest the remainder of its assets in Fixed Income Instruments that are not Component Securities, but which Pacific Investment Management Company LLC (“PIMCO”) believes will help the Fund track its Underlying Index, as well as in cash and investment grade, liquid short-term instruments, forwards or derivatives, such as options, futures contracts or swap agreements, and shares of affiliated bond funds. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private-sector entities. The dollar-weighted average portfolio maturity of this Fund will closely correspond to the average maturity of its Underlying Index, which as of September 30, 2017 was 9.02 years.

The Underlying Index is an unmanaged index comprised of Treasury Inflation-Protected Securities (“TIPS”). TIPS are publicly issued, dollar denominated U.S. Government securities issued by the U.S. Treasury that have principal and interest payments linked to official inflation (as measured by the Consumer Price Index, or CPI). Their payments are supported by the full faith and credit of the United States. The TIPS in the Underlying Index have a minimum $1 billion of outstanding face value, have at least 1 year remaining to maturity and have interest and principal payments tied to inflation. Original issue zero coupon bonds can be included in the Underlying Index and the amounts outstanding of qualifying coupon securities are not reduced by any portions that have been stripped. As of September 30, 2017, there were 38 TIPS issues in the Underlying Index. The Underlying Index is capitalization-weighted and the composition of TIPS is updated monthly. Intra-month cash flows are reinvested daily, at the beginning-of-month 1-month LIBID rate, until the end of the month at which point all cash is removed from the Underlying Index. It is not possible to invest directly in the Underlying Index. The Underlying Index does not reflect deductions for fees, expenses or taxes.

PIMCO uses an indexing approach in managing the Fund’s investments. The Fund employs a representative sampling strategy in seeking to achieve its investment objective. In using this strategy, PIMCO seeks to invest in a combination of Component Securities and other instruments, or in Component Securities but in different proportions as compared to the weighting of the Underlying Index, such that the portfolio effectively provides exposure to the Underlying Index. In using a representative sampling strategy, the Fund may not track its Underlying Index with the same degree of accuracy as a fund that replicates the composition and weighting of the Underlying Index. Unlike many investment companies, the Fund does not attempt to outperform the index the Fund tracks. An indexing approach may eliminate the chance that the Fund will substantially outperform its Underlying Index but also may reduce some of the risks of active management. Indexing seeks to achieve lower costs by keeping portfolio turnover low in comparison to actively managed investment companies.

The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements. The Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in real interest rates and in the case of inflation-linked bonds, increased inflation.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below.

New / Small Fund Risk: the risk that a new or smaller Fund’s performance may not represent how the Fund is expected to or may perform in the long-term. In addition, new Funds have limited operating histories for investors to evaluate and new and smaller Funds may not attract sufficient assets to achieve investment and trading efficiencies

Market Trading Risk: the risk that an active secondary trading market for Fund shares does not continue once developed, that the Fund may not continue to meet a listing exchange’s trading or listing requirements, or that Fund shares trade at prices other than the Fund’s net asset value

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features

Inflation-Indexed Security Risk: the risk that the value of an inflation-indexed security (such as TIPS) tends to decrease when real interest rates increase and increase when real interest rates decrease and interest payments on inflation-indexed securities will vary along with changes in the CPI

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity

Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including liquidity, leverage, interest rate, market, credit and management risks, mispricing or valuation complexity. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund’s use of derivatives may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the Fund’s clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. Changes in regulation relating to a fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund’s performance

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss

Management and Tracking Error Risk: the risk that the portfolio manager’s investment decisions may not produce the desired results or that the Fund’s portfolio may not closely track the Underlying Index for a number of reasons. The Fund incurs operating expenses, which are not applicable to the Underlying Index, and the costs of buying and selling securities, especially when rebalancing the Fund’s portfolio to reflect changes in the composition of the Underlying Index. Performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index due to legal restrictions, cost or liquidity restraints. The risk that performance of the Fund and the Underlying Index may vary may be heightened during periods of increased market volatility or other unusual market conditions. In addition, the Fund’s use of a representative sampling approach may cause the Fund to be less correlated to the return of the Underlying Index than if the Fund held all of the securities in the Underlying Index

Indexing Risk: the risk that the Fund is negatively affected by general declines in the asset classes represented by the Underlying Index

PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	Ticker Symbol: HYS

Investment Objective	Fund Category	Credit Quality
The Fund seeks to provide total return that closely corresponds, before fees and expenses, to the total return of The ICE BofAML 0-5 Year US High Yield Constrained IndexSM.	Fixed income	Below Baa
	Duration	Non-U.S. Dollar Denominated Instruments
	Corresponds to benchmark	No Limitation

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its total assets (exclusive of collateral held from securities lending) in the component securities (“Component Securities”) of The ICE BofAML 0-5 Year US High Yield Constrained IndexSM (the “Underlying Index”). The Fund may invest the remainder of its assets in Fixed Income Instruments that are not Component Securities, but which PIMCO believes will help the Fund track its Underlying Index, as well as in cash and investment grade, liquid short-term instruments, forwards or derivatives, such as options, futures contracts or swap agreements, and shares of affiliated bond funds. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund will closely correspond to the portfolio duration of the securities comprising its Underlying Index, as calculated by PIMCO, which as of September 30, 2017 was 1.82 years. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

The Underlying Index is an unmanaged index comprised of U.S. dollar denominated below investment grade corporate debt securities publicly issued in the U.S. domestic market with remaining maturities of less than 5 years. Underlying Index constituents are capitalization-weighted, based on their current amount outstanding, provided the total allocation to an individual issuer does not exceed 2%. As of September 30, 2017, there were 835 issues in the Underlying Index. The securities comprising the Underlying Index have a below investment grade rating (based on an average of the ratings of Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) and Fitch, Inc. (“Fitch”)) and a country of risk exposure to investment grade countries that are members of the FXG10, Western Europe or territories of the U.S. and Western Europe. Country ratings are based on an average of Moody’s, S&P and Fitch foreign currency long term sovereign debt ratings. For each issuer, the country of risk is the principal place of business derived from management location, country of primary listing, location of sales and reporting currency. In addition, qualifying securities must have a minimum $250 million of outstanding face value and a fixed coupon schedule. Original issue zero coupon bonds, debt issued simultaneously in the Eurobond and U.S. domestic bond markets, 144A securities and pay-in-kind securities qualify for inclusion in the Underlying Index. Callable perpetual securities qualify for inclusion in the Underlying Index provided they are at least one year from the first call date. Fixed-to-floating rate securities also qualify provided they are callable within the fixed rate period and are at least one year from last call prior to the date the bond transitions from a fixed to a floating rate security. The Underlying Index is capitalization-weighted, provided the total allocation to an individual issuer does not exceed 2%, and the composition of Component Securities is updated monthly. Cash flows from bond payments that are received during the month are retained in the Underlying Index, without earning reinvestment income, until removal at the end of the month as part of the rebalancing. It is not possible to invest directly in the Underlying Index. The Underlying Index does not reflect deductions for fees, expenses or taxes.

PIMCO uses an indexing approach in managing the Fund’s investments. The Fund employs a representative sampling strategy in seeking to achieve its investment objective. In using this strategy, PIMCO seeks to invest in a combination of Component Securities and other instruments, or in Component Securities but in different proportions as compared to the weighting of the Underlying Index, such that the portfolio effectively provides exposure to the Underlying Index. In using a representative sampling strategy, the Fund may not track its Underlying Index with the same degree of accuracy as a fund that replicates the composition and weighting of the Underlying Index. Unlike many investment companies, the Fund does not attempt to outperform the index the Fund tracks. An indexing approach may eliminate the chance that the Fund will substantially outperform its Underlying Index but also may reduce some of the risks of active management. Indexing seeks to achieve lower costs by keeping portfolio turnover low in comparison to actively managed investment companies.

The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, and may invest in mortgage-related and other asset-backed securities. The Fund may invest in U.S. dollar-denominated securities of foreign issuers, including securities and instruments economically tied to emerging market countries. The Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return

Market Trading Risk: the risk that an active secondary trading market for Fund shares does not continue once developed, that the Fund may not continue to meet a listing exchange’s trading or listing requirements, or that Fund shares trade at prices other than the Fund’s net asset value

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services

Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including liquidity, leverage, interest rate, market, credit and management risks, mispricing or valuation complexity. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund’s use of derivatives may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the Fund’s clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. Changes in regulation relating to a fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund’s performance

Mortgage-Related and Other Asset-Backed Securities Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk

Extension Risk: the risk that, in periods of rising interest rates, issuers of mortgage-related and other asset-backed securities may pay principal later than expected, which may reduce the value of the Fund’s investment in such securities and may prevent the Fund from receiving higher interest rates on proceeds reinvested

Prepayment Risk: the risk that, in periods of declining interest rates, issuers of mortgage-related and other asset-backed securities may pay principal more quickly than expected, which results in the Fund foregoing future interest income on the portion of the principal repaid early and may result in the Fund being forced to reinvest investment proceeds at lower interest rates

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss

Management and Tracking Error Risk: the risk that the portfolio manager’s investment decisions may not produce the desired results or that the Fund’s portfolio may not closely track the Underlying Index for a number of reasons. The Fund incurs operating expenses, which are not applicable to the Underlying Index, and the costs of buying and selling securities, especially when rebalancing the Fund’s portfolio to reflect changes in the composition of the Underlying Index. Performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index due to legal restrictions, cost or liquidity restraints. The risk that performance of the Fund and the Underlying Index may vary may be heightened during periods of increased market volatility or other unusual market conditions. In addition, the Fund’s use of a representative sampling approach may cause the Fund to be less correlated to the return of the Underlying Index than if the Fund held all of the securities in the Underlying Index

Indexing Risk: the risk that the Fund is negatively affected by general declines in the asset classes represented by the Underlying Index

PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	Ticker Symbol:
CORP

Principal Investments and Strategies

Investment Objective The Fund seeks to provide total return that closely corresponds, before fees and expenses, to the total return of The ICE BofAML US Corporate IndexSM.	Fund Category Corporate Securities	Credit Quality Baa to Aaa

	Duration Corresponds to primary benchmark (~6-7 years)	Non-U.S. Dollar Denominated Instruments No Limitation

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its total assets (exclusive of collateral held from securities lending) in the component securities (“Component Securities”) of The ICE BofAML US Corporate IndexSM (the “Underlying Index”). The Fund may invest the remainder of its assets in Fixed Income Instruments that are not Component Securities, but which PIMCO believes will help the Fund track its Underlying Index, as well as in cash and investment grade, liquid short-term instruments, forwards or derivatives, such as options, futures contracts or swap agreements, and shares of affiliated bond funds. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in securities rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality. The average portfolio duration of this Fund will closely correspond to the portfolio duration of the securities comprising its Underlying Index, as calculated by PIMCO, which as of September 30, 2017 was 6.98 years. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

The Underlying Index is an unmanaged index comprised of U.S. dollar denominated investment grade corporate debt securities publicly issued in the U.S. domestic market with at least one year remaining term to final maturity. As of September 30, 2017, there were 7,443 issues in the Underlying Index. The securities comprising the Underlying Index have an investment grade rating (based on an average of the ratings of Moody’s, S&P and Fitch) and an investment grade rated country of risk (based on an average of Moody’s, S&P and Fitch foreign currency long term sovereign debt ratings). In addition, qualifying securities must have a minimum $250 million of outstanding face value and a fixed coupon schedule. Original issue zero coupon bonds, debt issued simultaneously in the Eurobond and U.S. domestic bond markets, 144A securities and corporate pay-in-kind securities qualify for inclusion in the Underlying Index. Callable perpetual securities qualify for inclusion in the Underlying Index provided they are at least one year from the first call date. Fixed-to-floating rate securities also qualify provided they are callable within the fixed rate period and are at least one year from last call prior to the date the bond transitions from a fixed to a floating rate security. The Underlying Index is capitalization-weighted and the composition of Component Securities is updated monthly. Cash flows from bond payments that are received during the month are retained in the Underlying Index, without earning reinvestment income, until removal at the end of the month as part of the rebalancing. It is not possible to invest directly in the Underlying Index. The Underlying Index does not reflect deductions for fees, expenses or taxes.

PIMCO uses an indexing approach in managing the Fund’s investments. The Fund employs a representative sampling strategy in seeking to achieve its investment objective. In using this strategy, PIMCO seeks to invest in a combination of Component Securities and other instruments, or in Component Securities but in different proportions as compared to the weighting of the Underlying Index, such that the portfolio effectively provides exposure to the Underlying Index. In using a representative sampling strategy, the Fund may not track its Underlying Index with the same degree of accuracy as a fund that replicates the composition and weighting of the Underlying Index. Unlike many investment companies, the Fund does not attempt to outperform the index the Fund tracks. An indexing approach may eliminate the chance that the Fund will substantially outperform its Underlying Index but also may reduce some of the risks of active management. Indexing seeks to achieve lower costs by keeping portfolio turnover low in comparison to actively managed investment companies.

The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, and may invest in mortgage related and other asset-backed securities. The Fund may invest in U.S. dollar-denominated securities of foreign issuers, including securities and instruments economically tied to emerging market countries. The Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below.

Market Trading Risk: the risk that an active secondary trading market for Fund shares does not continue once developed, that the Fund may not continue to meet a listing exchange’s trading or listing requirements, or that Fund shares trade at prices other than the Fund’s net asset value

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services

Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including liquidity, leverage, interest rate, market, credit and management risks, mispricing or valuation complexity. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund’s use of derivatives may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the Fund’s clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. Changes in regulation relating to a fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/ or adversely affect the value of derivatives and the Fund’s performance

Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk

Extension Risk: the risk that, in periods of rising interest rates, issuers of mortgage-related and other asset-backed securities may pay principal later than expected, which may reduce the value of the Fund’s investment in such securities and may prevent the Fund from receiving higher interest rates on proceeds reinvested

Prepayment Risk: the risk that, in periods of declining interest rates, issuers of mortgage-related and other asset-backed securities may pay principal more quickly than expected, which results in the Fund foregoing future interest income on the portion of the principal repaid early and may result in the Fund being forced to reinvest investment proceeds at lower interest rates

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss

Management and Tracking Error Risk: the risk that the portfolio manager’s investment decisions may not produce the desired results or that the Fund’s portfolio may not closely track the Underlying Index for a number of reasons. The Fund incurs operating expenses, which are not applicable to the Underlying Index, and the costs of buying and selling securities, especially when rebalancing the Fund’s portfolio to reflect changes in the composition of the Underlying Index. Performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index due to legal restrictions, cost or liquidity restraints. The risk that performance of the Fund and the Underlying Index may vary may be heightened during periods of increased market volatility or other unusual market conditions. In addition, the Fund’s use of a representative sampling approach may cause the Fund to be less correlated to the return of the Underlying Index than if the Fund held all of the securities in the Underlying Index

Indexing Risk: the risk that the Fund is negatively affected by general declines in the asset classes represented by the Underlying Index

PIMCO Capital Securities and Financials Fund		Ticker symbol:
PFINX

Principal Investments and Strategies

Investment Objective Seeks diversified portfolio of Capital Securities and Financial Securities.	Fund Focus Capital Securities and Financial Securities	Credit Quality No Limitation

	Average Portfolio Duration +/- 2 years of its benchmark	Non-U.S. Dollar Denominated Instruments No Limitation

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of Capital Securities and Financial Securities. “Capital Securities” include securities issued by U.S. and non-U.S. financial institutions (including, but not limited to, banks and insurance companies) for purposes of satisfying their regulatory capital requirements. “Financial Securities” include Capital Securities and all other securities issued by U.S. and non-U.S. financial institutions (including, but not limited to, banks and insurance companies). Capital Securities and Financial Securities may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Examples of “Financial Securities” include the following instruments issued by U.S. and non-U.S. financial institutions: senior and subordinated fixed income instruments, contingent convertible bonds, surplus notes, preferred securities and equity. Assets not invested in Capital Securities and Financial Securities may be invested in other types of Fixed Income Instruments, including derivative Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. By concentrating its investments in Capital Securities and Financial Securities, the Fund will be subject to Capital and Financial Securities Risk. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the BofA Merrill Lynch 70% Constrained Preferred & Jr. Subordinated Securities and 30% Contingent Capital Index, as calculated by Pacific Investment Management Company LLC (“PIMCO”), which as of May 31, 2017 was 4.03 years. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

The Fund will seek to gain exposure to certain newly-issued Regulation S securities through investments in the PIMCO Capital Securities Fund (Cayman) Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). Regulation S securities are securities of U.S. and non-U.S. issuers that are issued through private offerings without registration with the SEC pursuant to Regulation S under the Securities Act of 1933. The Subsidiary is advised by PIMCO, and has the same investment objective as the Fund. As discussed in greater detail elsewhere in the prospectus, the Subsidiary (unlike the Fund) may invest without limitation in Regulation S securities.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may invest, without limitation, in high yield securities (“junk bonds”) rated below investment grade by Moody’s Investors Services, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”), or if, unrated, determined by PIMCO to be of comparable quality. The Fund may invest, without limitation, in securities denominated in foreign (non-U.S.) currencies and in U.S. dollar-denominated securities of foreign (non-U.S.) issuers. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 10% of its total assets. The Fund may invest, without limitation, in securities and instruments that are economically tied to emerging market countries. The Fund may invest, without limitation, in preferred securities and may invest up to 20% of its total assets in common stock.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are listed below:

New/Small Fund Risk: the risk that a new or smaller Fund’s performance may not represent how the Fund is expected to or may perform in the long-term. In addition, new Funds have limited operating histories for investors to evaluate and new and smaller Funds may not attract sufficient assets to achieve investment and trading efficiencies

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

Capital and Financial Securities Risk: the risk that the value of securities issued by U.S. and non-U.S. financial institutions may decline in response to changes in legislation and regulations applicable to financial institutions and financial markets, increased competition, adverse changes in general or industry-specific economic conditions, or unfavorable interest rates. By investing under normal circumstances at least 80% of its assets in Capital Securities and Financial Securities, the Fund will be more susceptible to these risks than a fund that does not invest in Capital Securities and Financial Securities to the same extent as the Fund

Concentration in Banking Industries Risk: the risk of concentrating in industries related to banking, including interest rate risk, market risk, the risk of heightened competition and the risk that legislation and other government actions could adversely affect such industries

Contingent Convertible Securities Risk: the risks of investing in contingent convertible securities, including the risk that interest payments will be cancelled by the issuer or a regulatory authority, the risk of ranking junior to other creditors in the event of a liquidation or other bankruptcy-related event as a result of holding subordinated debt, the risk of the Fund’s investment becoming further subordinated as a result of conversion from debt to equity, the risk that principal amount due can be written down to a lesser amount, and the general risks applicable to fixed income investments, including interest rate risk, credit risk, market risk and liquidity risk, any of which could result in losses to the Fund

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity

Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund’s use of derivatives may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally cleared derivative transactions might not be available for OTC derivatives. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the Fund’s clearing broker, or the clearinghouse itself, rather than to a counterparty in an OTC derivative transaction. Changes in regulation relating to a fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund’s performance

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion

Currency Risk: the risk that foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Subsidiary Risk: the risk that, by investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of the Subsidiary will be achieved

Regulation S Securities Risk: the risk that Regulation S securities may be less liquid than publicly traded securities and may not be subject to the disclosure and other investor protection requirements that would be applicable if they were publicly traded. Accordingly, Regulation S Securities may involve a high degree of business and financial risk and may result in substantial losses

Short Exposure Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund

PIMCO Emerging Markets Full Spectrum Bond Fund		Ticker Symbol:
PFSIX (Inst. Class)

Principal Investments and Strategies

Investment Objective The Fund seeks maximum total return, consistent with prudent investment management.	Fund Focus Fixed income instruments and other investments tied economically to emerging markets	Credit Quality Caa to Aaa

	Duration +/- 2 years of its benchmark	Non-U.S. Dollar Denominated Instruments 20- 80% of total assets.

Principal Investment Strategies

The Fund is designed to provide dynamic exposure to a broad range of emerging market fixed income asset classes, such as external debt obligations of sovereign, quasi-sovereign, and corporate entities; currencies, and local currency-denominated obligations of sovereigns, quasi-sovereigns, and corporate issuers. PIMCO uses a three-step active management approach in seeking to achieve the Fund’s investment objective: 1) develop a target asset allocation to implement across the eligible investments; 2) identify additional opportunities for country and security selection designed to add value beyond the target asset allocation within each of the eligible investments; and 3) employ additional investment strategies designed to either mitigate or emphasize risks resulting from the implementation of the target asset allocation. This active management approach is driven by PIMCO’s global macroeconomic views, emerging markets expertise and experience across a wide range of investment instruments. The Fund’s assets are allocated in a manner that reflects PIMCO’s views regarding the attractiveness of key investment risk factors, considering both return potential and volatility, and includes an assessment of aggregate country, issuer and currency exposures.

PIMCO evaluates these three steps daily and uses varying combinations of Acquired Funds (defined below) and/or direct investments in efforts to achieve the most efficient execution of PIMCO’s investment views. Specifically, “Acquired Funds” refers to the following: funds of the Trust and funds of PIMCO Equity Series and PIMCO ETF Trust, affiliated open-end investment companies, except funds of funds (“Underlying PIMCO Funds”) and other affiliated and unaffiliated funds in which the Fund may invest. Acquired Funds may or may not be registered under the Investment Company Act of 1940 (the “1940 Act”). To the extent Underlying PIMCO Funds of the Trust or PIMCO Equity Series are held, Institutional Class or Class M shares will be held. The Fund’s investments may also include Fixed Income Instruments of varying maturities, forwards or derivatives, such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private-sector entities. The Fund will invest in such funds, securities, instruments and other investments to the extent permitted under the 1940 Act, or any exemptive relief therefrom.

The Fund invests under normal circumstances at least 80% of its assets in investments economically tied to emerging market countries and 80% of its assets in Fixed Income Instruments, which may be represented by direct or indirect (through an Acquired Fund) investments. The Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. In addition, the Fund may invest in both investment-grade securities and high yield securities (“junk bonds”) rated at least Caa by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality. The Fund’s benchmark index is a blend of 50% JPMorgan Global Bond Index Emerging Markets- Global Diversified, 25% JPMorgan Emerging Markets Bond Index Global and 25% JPMorgan Corporate Emerging Markets Bond Index Diversified (the “Benchmark”). The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to between 20% and 80% of its assets. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the Benchmark, as calculated by PIMCO, which as of May 31, 2017 was 5.26. The Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales.

The Fund’s assets are not allocated according to a predetermined blend of investment exposures or mix of instruments. PIMCO has the flexibility to reallocate the Fund’s assets among any or all of the investment exposures represented by affiliated or unaffiliated funds, or invest directly in securities, instruments and other investments, based on its ongoing analyses of the global economy and financial markets. While these analyses are performed daily, material shifts in investment exposures typically take place over longer periods of time, unless in response to a perceived short-term opportunity or market dislocation. The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security.

Additional information for the Underlying PIMCO Funds can be found in the Statement of Additional Information and/ or the Underlying PIMCO Funds’ prospectuses and financial reports. Additional Underlying PIMCO Funds may be added or deleted in the future without shareholder notification.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund include risks from direct investments and/or indirect exposure through investment in Acquired Funds. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are listed below.

The following risks are principal risks of investing in the Fund.

Allocation Risk: the risk that a Fund could lose money as a result of less than optimal or poor asset allocation decisions are allocated or reallocated. The Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines

Acquired Fund Risk: the risk that a Fund’s performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives

The following are principal risks of investing in the Fund that include risks from direct investments and/or indirect exposure through investment in Acquired Funds.

New/Small Fund Risk: the risk that a new or smaller Fund’s performance may not represent how the Fund is expected to or may perform in the long-term. In addition, new Funds have limited operating histories for investors to evaluate and new and smaller Funds may not attract sufficient assets to achieve investment and trading efficiencies

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity

Distressed Company Risk: the risk that securities of distressed companies may be subject to greater levels of credit, issuer and liquidity risk than a portfolio that does not invest in such securities. Securities of distressed companies include both debt and equity securities. Debt securities of distressed companies are considered predominantly speculative with respect to the issuers’ continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity

Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund’s use of derivatives may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the Fund’s clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund’s performance

Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Real Estate Risk: the risk that the Fund’s investments in Real Estate Investment Trusts (“REITs”) or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. The Fund’s investments in REITs or real estate-linked derivative instruments subject it to management and tax risks. In addition, privately traded REITs subject the Fund to liquidity and valuation risk

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion

Currency Risk: the risk that foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Smaller Company Risk: the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. A Fund’s investments in smaller companies subject it to greater levels of credit, market and issuer risk

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Exposure Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund

Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions

Subsidiary Risk: the risk that, by investing in certain Underlying PIMCO Funds that invest in a subsidiary (each a “Subsidiary”), the Fund is indirectly exposed to the risks associated with a Subsidiary’s investments. The Subsidiaries are not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of a Subsidiary will be achieved

Value Investing Risk: a value stock may decrease in price or may not increase in price as anticipated by PIMCO if it continues to be undervalued by the market or the factors that the portfolio manager believes will cause the stock price to increase do not occur

Arbitrage Risk: the risk that securities purchased pursuant to an arbitrage strategy intended to take advantage of a perceived relationship between the value of two securities may not perform as expected

Convertible Securities Risk: as convertible securities share both fixed income and equity characteristics, they are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk

Exchange-Traded Fund Risk: the risk that an exchange-traded fund may not track the performance of the index it is designed to track, market prices of shares of an exchange-traded fund may fluctuate rapidly and materially, or shares of an exchange-traded fund may trade significantly above or below net asset value, any of which may cause losses to the Fund invested in the exchange-traded fund.

PIMCO Emerging Local Bond Fund		Ticker symbol:
PELBX (Inst. Class)
Principal Investments and Strategies

Investment Objective	Fund Focus	Credit Quality
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Fixed income instruments denominated in currencies of non-U.S. countries	Maximum 15% of total assets below B

	Average Portfolio Duration	Non-U.S. Dollar Denominated Instruments
	+/- 2 years of its benchmark	≥ 80% of total assets.

The Fund’s investment objective is maximum total return, consistent with preservation of capital and prudent investment management. The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments denominated in currencies of countries with emerging securities markets, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in forwards or derivatives denominated in any currency, and forwards or derivatives denominated in any currency will be included under the 80% of assets policy noted in the prior sentence so long as the underlying asset of such forwards or derivatives is a Fixed Income Instrument denominated in the currency of an emerging market country. The Fund may, but is not required to, hedge its exposure to non-U.S. currencies. Assets not invested in instruments denominated in currencies of non-U.S. countries described above may be invested in other types of Fixed Income Instruments.

The Fund may invest without limitation in Fixed Income Instruments that are economically tied to emerging market countries. Pacific Investment Management Company LLC (“PIMCO”) has broad discretion to identify countries that it considers to qualify as emerging markets. PIMCO will select the Fund’s country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, legal and political developments and other specific factors PIMCO believes to be relevant. The Fund likely will concentrate its investments in Asia, Africa, the Middle East, Latin America and the developing countries of Europe. The Fund may invest in instruments whose return is based on the return of an emerging market security such as a derivative instrument, rather than investing directly in emerging market securities.

The average portfolio duration of this Fund normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), as calculated by PIMCO, which as of May 31, 2017 was 4.92 years. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

The Fund may invest in both investment-grade securities and high yield securities (“junk bonds”) subject to a maximum of 15% of its total assets in securities rated below B by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also invest directly in real estate investment trusts (“REITs”). The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income and capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred securities.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are listed below:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity

Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund’s use of derivatives may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives are also subject to the risk that a counterparty to in the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally cleared derivative transactions might not be available for OTC derivatives. For derivatives traded on an exchange or through a central counterparty, credit risk resides with Fund’s clearing broker, or the clearinghouse itself, rather than to a counterparty in an OTC derivative transaction. Changes in regulation relating to a fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund’s performance

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk, and credit risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Real Estate Risk: the risk that the Fund’s investments in Real Estate Investment Trusts (“REITs”) or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. The Fund’s investments in REITs or real estate-linked derivative instruments subject it to management and tax risks. In addition, privately traded REITs subject the Fund to liquidity and valuation risk

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion

Currency Risk: the risk that foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are “diversified”

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Exposure Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contractual terms, causing a loss to the Fund

PIMCO Emerging Markets Bond Fund		Ticker symbol:
PEBIX (Inst. Class)

Principal Investments and Strategies

Investment Objective	Fund Focus	Credit Quality
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Emerging market fixed income instruments	Maximum 15% of total assets below B

	Average Portfolio Duration	Non-U.S. Dollar Denominated Instruments
	+/- 2 years of its benchmark	≤80% of total assets.

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to emerging market countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Such instruments may be denominated in non-U.S. currencies and the U.S. dollar. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the JPMorgan Emerging Markets Bond Index (EMBI) Global, as calculated by Pacific Investment Management Company LLC (“PIMCO”), which as of May 31, 2017 was 6.46 years. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

PIMCO has broad discretion to identify countries that it considers to qualify as emerging markets. The Fund emphasizes countries with relatively low gross national product per capita and with the potential for rapid economic growth. PIMCO will select the Fund’s country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, legal and political developments and any other specific factors PIMCO believes to be relevant. The Fund likely will concentrate its investments in Asia, Africa, the Middle East, Latin America and the developing countries of Europe. The Fund may invest in instruments whose return is based on the return of an emerging market security or a currency of an emerging market country, such as a derivative instrument, rather than investing directly in emerging market securities or currencies.

The Fund may invest in both investment-grade securities and high yield securities (“junk bonds”) subject to a maximum of 15% of its total assets in securities rated below B by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also invest directly in real estate investment trusts (“REITs”). The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred securities.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are listed below:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity

Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund’s use of derivatives may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally cleared derivative transactions might not be available for OTC derivatives. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the Fund’s clearing broker, or the clearinghouse itself, rather than to a counterparty in an OTC derivative transaction. Changes in regulation relating to a fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund’s performance

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Real Estate Risk: the risk that the Fund’s investments in Real Estate Investment Trusts (“REITs”) or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. The Fund’s investments in REITs or real estate-linked derivative instruments subject it to management and tax risks. In addition, privately traded REITs subject the Fund to liquidity and valuation risk

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion

Currency Risk: the risk that foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Exposure Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contractual terms, causing a loss to the Fund

PIMCO Emerging Markets Corporate Bond Fund		Ticker symbol:
PEMIX (Inst. Class)

Principal Investments and Strategies

Investment Objective	Fund Focus	Credit Quality
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Diversified portfolio of fixed income instruments economically tied to emerging market countries	Max 15% of total assets below B

	Average Portfolio Duration	Non-U.S. Dollar Denominated Instruments
	+/– 2 years of its benchmark	No Limitation

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of corporate Fixed Income Instruments that are economically tied to emerging market countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Such instruments may be denominated in non-U.S. currencies and the U.S. dollar. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the JPMorgan Corporate Emerging Markets Bond Index Diversified, as calculated by Pacific Investment Management Company LLC (“PIMCO”), which as of May 31, 2017 was 4.87 years. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

PIMCO has broad discretion to identify countries that it considers to qualify as emerging markets. The Fund emphasizes countries with relatively low gross national product per capita and with the potential for rapid economic growth. PIMCO will select the Fund’s country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, legal and political developments, and any other specific factors PIMCO believes to be relevant. The Fund likely will concentrate its investments in Asia, Africa, the Middle East, Latin America and the developing countries of Europe. The Fund may invest in instruments whose return is based on the return of an emerging market security or a currency of an emerging market country, such as a derivative instrument, rather than investing directly in emerging market securities or currencies.

The Fund may invest in both investment-grade securities and high yield securities (“junk bonds”) subject to a maximum of 15% of its total assets in securities rated below B by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also invest directly in real estate investment trusts (“REITs”). The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are listed below:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity

Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund’s use of derivatives may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally cleared derivative transactions might not be available for OTC derivatives. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the Fund’s clearing broker, or the clearinghouse itself, rather than to a counterparty in an OTC derivative transaction. Changes in regulation relating to a fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund’s performance

Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk, and credit risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Real Estate Risk: the risk that the Fund’s investments in Real Estate Investment Trusts (“REITs”) or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. The Fund’s investments in REITs or real estate-linked derivative instruments subject it to management and tax risks. In addition, privately traded REITs subject the Fund to liquidity and valuation risk

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion

Currency Risk: the risk that foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Exposure Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund

PIMCO Income Fund		Ticker symbol:
PIMIX (Inst. Class)

Principal Investments and Strategies

Investment Objective Seeks to maximize current income. Long-term capital appreciation is a secondary objective.	Fund Focus Broad range of Fixed Income Instruments	Credit Quality Caa to Aaa; maximum 50% of total assets below Baa

	Average Portfolio Duration 0-8 years	Non-U.S. Dollar Denominated Instruments No Limitation

The Fund seeks to achieve its investment objectives by investing under normal circumstances at least 65% of its total assets in a multi-sector portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will seek to maintain a high and consistent level of dividend income by investing in a broad array of fixed income sectors and utilizing income efficient implementation strategies. The capital appreciation sought by the Fund generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

The Fund will generally allocate its assets among several investment sectors, without limitation, which may include: (i) high yield securities (“junk bonds”) and investment grade corporate bonds of issuers located in the United States and non-U.S. countries, including emerging market countries; (ii) fixed income securities issued by U.S. and non-U.S. governments (including emerging market governments), their agencies and instrumentalities; (iii) mortgage-related and other asset backed securities; and (iv) foreign currencies, including those of emerging market countries. However, the Fund is not required to gain exposure to any one investment sector, and the Fund’s exposure to any one investment sector will vary over time. The average portfolio duration of this Fund normally varies from zero to eight years based on Pacific Investment Management Company LLC’s (“PIMCO”) market forecasts. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

The Fund may invest up to 50% of its total assets in high yield securities rated below investment grade but rated at least Caa by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”), or if unrated, determined by PIMCO to be of comparable quality (except such 50% limitation shall not apply to the Fund’s investments in mortgage- and asset-backed securities). In addition, the Fund may invest, without limitation, in securities denominated in foreign currencies. The Fund may invest up to 20% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means the Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation). The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 10% of its total assets.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred securities.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are listed below:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity

Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund’s use of derivatives may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the Fund’s clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund’s performance

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk, and credit risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion

Currency Risk: the risk that foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Exposure Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund

Distribution Rate Risk: the risk that the Fund’s distribution rate may change unexpectedly as a result of numerous factors, including changes in realized and projected market returns, fluctuations in market interest rates, Fund performance and other factors

PIMCO Investment Grade Corporate Bond Fund		Ticker symbol:
PIGIX (Inst. Class)
Principal Investments and Strategies

Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Fund Focus Corporate fixed income securities	Credit Quality B to Aaa; maximum 15% of total assets below Baa

	Average Portfolio Duration +/- 2 years of its benchmark	Non-U.S. Dollar Denominated Instruments 0-30% of total assets

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of investment grade corporate fixed income securities of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Assets not invested in investment grade corporate fixed income securities may be invested in other types of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the Bloomberg Barclays U.S. Credit Index, as calculated by PIMCO, which as of May 31, 2017 was 6.87 years. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

The Fund invests primarily in investment grade debt securities, but may invest up to 15% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality (except that within such 15% limitation, the Fund may invest in mortgage-related securities rated below B). Investment grade debt securities are rated Baa or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 25% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means the Fund may invest, together with any other investments denominated in foreign currencies, up to 30% of its total assets in such instruments). The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred securities.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are listed below:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity

Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund’s use of derivatives may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the Fund’s clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund’s performance

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk, and credit risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion

Currency Risk: the risk that foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund

PIMCO Long-Term Credit Fund		Ticker symbol:
PTCIX (Inst. Class)

Principal Investments and Strategies

Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Fund Focus Long-term maturity fixed income instruments	Credit Quality B to Aaa; maximum 20% of total assets below Baa

	Average Portfolio Duration +/- 2 years of its benchmark	Non-U.S. Dollar Denominated Instruments 0-30% of total assets

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the Fund’s benchmark, the Bloomberg Barclays U.S. Long Credit Index, as calculated by PIMCO, which as of May 31, 2017 was 12.90 years. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. In addition, the dollar-weighted average portfolio maturity of the Fund, under normal circumstances, is expected to be more than ten years.

The Fund invests primarily in investment grade debt securities, but may invest up to 20% of its total assets in high yield securities (“junk bonds”) that are rated B or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by Pacific Investment Management Company LLC (“PIMCO”) to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 25% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means the Fund may invest, together with any other investments denominated in foreign currencies, up to 30% of its total assets in such instruments). The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. Consistent with other investment limitations, the Fund may invest, without limitation, in preferred securities.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are listed below:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity

Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund’s use of derivatives may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the Fund’s clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund’s performance

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk, and credit risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion

Currency Risk: the risk that foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Exposure Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund

PIMCO Mortgage-Backed Securities Fund		Ticker Symbol:
PTRIX (Inst. Class)

Principal Investments and Strategies

Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Fund Focus Short and intermediate maturity mortgage-related fixed income instruments	Credit Quality Baa to Aaa; maximum 10% of total assets below Aaa

	Average Portfolio Duration 1-7 years	Non-U.S. Dollar Denominated Instruments 0%

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of mortgage-related Fixed Income Instruments of varying maturities (such as mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities and mortgage dollar rolls), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies from one to seven years based on Pacific Investment Management Company LLC’s (“PIMCO”) market forecasts. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. The Fund may invest without limit in securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises. In addition, the Fund may invest up to 10% of its total assets in investment grade securities rated below Aaa by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality, subject to a minimum rating of Baa by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may also invest up to an additional 5% of its total assets in mortgage-related high yield instruments (“junk bonds”) rated below Baa by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may not invest in securities denominated in foreign currencies, but may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in U.S. dollar-denominated securities and instruments that are economically tied to emerging market countries.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset- backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred securities.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are listed below:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity

Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund’s use of derivatives may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the Fund’s clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund’s performance

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk, and credit risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Exposure Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund

PIMCO Mortgage Opportunities Fund		Ticker Symbol:
PMZIX (Inst. Class)
Principal Investments and Strategies

Investment Objective Seeks maximum long-term return, consistent with prudent investment management.	Fund Focus Mortgage-related assets	Credit Quality Maximum of 50% of total assets Caa or higher

	Average Portfolio Duration (-1) to 8 years	Non-U.S. Dollar Denominated Instruments No Limitation

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a portfolio of mortgage-related assets, including, but not limited to Agency residential and commercial mortgage-backed securities (“MBS”) and private label residential and commercial MBS, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Agency MBS refers to MBS issued by government-sponsored enterprises, such as the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) or the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). The Fund will invest in a broad array of mortgage-related securities in seeking to generate consistent, absolute returns across full market cycles. The remainder of the Fund’s assets may be invested in other types of “Fixed Income Instruments,” which include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private sector entities. The average portfolio duration of this Fund normally varies from (negative) 1 year to positive 8 years based on PIMCO’s market forecasts. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

The Fund may invest up to 50% of its total assets in high yield securities (“junk bonds”) that are rated Caa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality (except such limitation shall not apply to the Fund’s investments in mortgage-related securities).

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts, options on futures, fixed income swap agreements, credit default swap agreements and other synthetic mortgage-related swap indices, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may invest up to 10% of its total assets in any combination of mortgage-related or other asset-backed interest-only (“IO”), principal-only (“PO”), or inverse floating rate debt (“inverse floater”) securities. The Fund may invest up to 10% of its total assets in mortgage- or real estate-related equity instruments, including preferred securities, common stock, convertible securities and other equity-related instruments. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are listed below:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity

Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund’s use of derivatives may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the Fund’s clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund’s performance

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk, and credit risk

Extension Risk: the risk that, in periods of rising interest rates, issuers of mortgage-related and other asset-backed securities may pay principal later than expected, which may reduce the value of the Fund’s investment in such securities and may prevent the Fund from receiving higher interest rates on proceeds reinvested

Prepayment Risk: the risk that, in periods of declining interest rates, issuers of mortgage-related and other asset-backed securities may pay principal more quickly than expected, which results in the Fund foregoing future interest income on the portion of the principal repaid early and may result in the Fund being forced to reinvest investment proceeds at lower interest rates

Privately Issued Mortgage-Related Securities Risk: the risk of non-payment because there are no direct or indirect government or agency guarantees of payments in the pools created by non-governmental issuers

Real Estate Risk: the risk that the Fund’s investments in Real Estate Investment Trusts (“REITs”) or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. The Fund’s investments in REITs or real estate-linked derivative instruments subject it to management and tax risks. In addition, privately traded REITs subject the Fund to liquidity and valuation risk

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Exposure Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund

Convertible Securities Risk: as convertible securities share both fixed income and equity characteristics, they are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk

Distribution Rate Risk: the risk that the Fund’s distribution rate may change unexpectedly as a result of numerous factors, including changes in realized and projected market returns, fluctuations in market interest rates, Fund performance and other factors

PIMCO Senior Floating Rate Fund		Ticker symbol:
PSRIX (Inst. Class)

Principal Investments and Strategies

Investment Objective Seeks a high level of current income, consistent with prudent investment management.	Fund Focus Portfolio of senior secured loans, senior corporate debt and other senior fixed income instruments	Credit Quality Maximum of 5% of total assets below Caa

	Average Portfolio Duration +/- 1 year of its benchmark	Non-U.S. Dollar Denominated Instruments 0-20% of total assets.

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of floating or adjustable rate senior secured loans, senior corporate debt and other senior Fixed Income Instruments that effectively enable the Fund to achieve a floating rate of income. “Fixed Income Instruments” include bank loans, bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. entities.

A senior secured debt security holds a senior position in the issuer’s capital structure and is typically secured by collateral such that, under normal circumstances, holders (such as the Fund) enjoy a priority claim to some or all of the issuer’s assets in the event of default as compared to other creditors of the issuer. Variable and floating-rate Fixed Income Instruments generally pay interest at rates that adjust whenever a specified interest rate changes and/or reset on predetermined dates (such as the last day of a month or calendar quarter). The Fund may also invest in fixed-rate Fixed Income Instruments, including those with respect to which the Fund has entered into derivative instruments to effectively convert the fixed-rate interest payments into floating-rate interest payments.

The Fund may invest in both investment grade securities and high yield securities (“junk bonds”) and may primarily invest its assets in below investment grade securities subject to a maximum of 5% of its total assets in securities rated below Caa by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality. The Fund may also invest up to 20% of its total assets in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in securities and instruments of issuers economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means the Fund may invest, together with any other investments denominated in foreign currencies, up to 20% of its total assets in such instruments). The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 5% of its total assets.

The Fund may invest in derivative instruments, such as credit default swap and total return swap agreements, interest rate swaps, futures and options, subject to applicable law and any other restrictions described in the prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis, including currency forwards, and may engage in short sales.

The average portfolio duration of the Fund will normally vary within one year (plus or minus) of the portfolio duration of the securities comprising the J.P. Morgan BB/B Leveraged Loan Index, as calculated by PIMCO, which as of May 31, 2017 was less than one year. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are listed below:

Senior Loan Risk: the risk that investing in senior loans, including bank loans, exposes the Fund to heightened credit risk, call risk, settlement risk and liquidity risk. If an issuer of a senior loan prepays or redeems the loan prior to maturity, the Fund will have to reinvest the proceeds in other senior loans or instruments that may pay lower interest rates

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons ( e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks, including the risk that a court will subordinate high yield senior debt to other debt of the issuer or take other actions detrimental to holders of the senior debt. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity

Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund’s use of derivatives may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the Fund’s clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund’s performance

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Exposure Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund